UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
➢	iShares TIPS Bond ETF | TIP | NYSE Arca
➢	iShares Global Inflation-Linked Bond ETF | GTIP | NYSE Arca
➢	iShares International Inflation-Linked Bond ETF | ITIP | NYSE Arca

Fund Performance Overview

iSHARES® 0-5 YEAR TIPS BOND ETF

Performance as of April 30, 2016

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.41%, net of fees, while the total return for the Index was 1.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.66%	0.63%	0.74%	0.66%	0.63%	0.74%
5 Years	0.30%	0.27%	0.44%	1.51%	1.38%	2.21%
Since Inception	1.00%	1.01%	1.15%	5.55%	5.58%	6.40%

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.10	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/16

Maturity	Percentage of Total Investments*

0-1 Year	20.01%
1-2 Years	24.58
2-3 Years	13.46
3-4 Years	24.47
4-5 Years	16.49
5-6 Years	0.99

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/16

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	22.92%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	12.18
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/20	11.65
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/17	10.59
U.S. Treasury Inflation-Indexed Bonds, 1.38%, 01/15/20	10.28

TOTAL	67.62%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TIPS BOND ETF

Performance as of April 30, 2016

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 3.79%, net of fees, while the total return for the Index was 3.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.97%	0.80%	1.12%	0.97%	0.80%	1.12%
5 Years	2.45%	2.41%	2.58%	12.89%	12.62%	13.60%
10 Years	4.53%	4.50%	4.67%	55.75%	55.33%	57.80%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.90	$1.01	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/16

Maturity	Percentage of Total Investments*

0-1 Year	0.98%
1-5 Years	33.39
5-10 Years	43.09
10-15 Years	10.56
15-20 Years	0.73
More than 20 Years	11.25

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/16

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	9.95%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	8.24
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	6.60
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	5.68
U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/23	5.22

TOTAL	35.69%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

Performance as of April 30, 2016

The iShares Global Inflation-Linked Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-linked sovereign debt, as represented by the BofA Merrill Lynch Global Diversified Inflation-Linked IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 3.72%, net of fees, while the total return for the Index was 3.96%.

Special note - On June 23, 2016, the Board unanimously voted to close and liquidate the Fund. After the close of business on August 23, 2016 subject to applicable law, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.21)%	(1.52)%	(0.69)%	(1.21)%	(1.52)%	(0.69)%
Since Inception	1.06%	1.08%	1.54%	5.34%	5.45%	7.88%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.20	$2.03	$1,000.00	$1,022.90	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	45.30%
Aa	31.10
A	4.68
Baa	10.21
Ba	7.42
Not Rated	1.29

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]

United States	38.93%
United Kingdom	22.45
France	7.98
Brazil	7.42
Italy	6.52
Germany	2.51
Mexico	1.94
Israel	1.74
Canada	1.73
Japan	1.46

TOTAL	92.68%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

The iShares International Inflation-Linked Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-linked non-U.S. sovereign debt, as represented by the BofA Merrill Lynch Global ex-US Diversified Inflation-Linked IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 6.41%, net of fees, while the total return for the Index was 6.74%.

Special note - On June 23, 2016, the Board unanimously voted to close and liquidate the Fund. After the close of business on August 23, 2016 subject to applicable law, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.36)%	(1.45)%	(0.94)%	(1.36)%	(1.45)%	(0.94)%
Since Inception	(0.94)%	(0.95)%	(0.50)%	(4.60)%	(4.60)%	(2.43)%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.10	$2.05	$1,000.00	$1,022.90	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	18.42%
Aa	29.58
A	12.75
Baa	24.43
Ba	12.45
Not Rated	2.37

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]

France	13.68%
United Kingdom	12.59
Brazil	12.45
Italy	9.97
Germany	4.69
Turkey	4.66
Canada	4.59
Japan	4.52
Mexico	4.42
Israel	4.36

TOTAL	75.93%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.69%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/17	$66,850	$67,477,190
0.13%, 04/15/18	143,689	146,113,860
0.13%, 04/15/19	76,045	77,673,172
0.13%, 04/15/20	72,719	74,263,819
0.13%, 04/15/21	2,001	2,046,402
0.63%, 07/15/21	6,029	6,336,653
1.13%, 01/15/21	37,319	39,902,210
1.25%, 07/15/20	58,781	63,161,550
1.38%, 07/15/18	4,898	5,158,540
1.38%, 01/15/20	61,284	65,564,153
1.63%, 01/15/18	5,965	6,222,006
1.88%, 07/15/19	14,913	16,194,667
2.13%, 01/15/19	2,762	2,976,383
2.38%, 01/15/17	39,718	40,792,062
2.50%, 07/15/16	18,528	18,791,449
2.63%, 07/15/17	4,142	4,344,746

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $632,226,608)		637,018,862

SHORT-TERM INVESTMENTS — 3.79%

MONEY MARKET FUNDS — 3.71%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	23,739	23,739,281

		23,739,281
U.S. GOVERNMENT OBLIGATIONS — 0.08%
U.S. Treasury Bill[c]
0.01%, 05/05/16	500	499,947

		499,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,239,228)		24,239,228

TOTAL INVESTMENTS IN SECURITIES — 103.48%
(Cost: $656,465,836)		661,258,090
Other Assets, Less Liabilities — (3.48)%		(22,253,007)

NET ASSETS — 100.00%		$639,005,083

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Rates shown are the discount rate or range of discount rates at time of purchase.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.83%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/17[a]	$169,550	$171,139,466
0.13%, 04/15/18	1,715,397	1,744,344,097
0.13%, 04/15/19	975,662	996,547,377
0.13%, 04/15/20[a]	530,347	541,616,701
0.13%, 04/15/21	163,062	166,781,791
0.13%, 01/15/22	346,985	353,003,007
0.13%, 07/15/22	504,707	514,801,616
0.13%, 01/15/23	739,997	748,552,841
0.13%, 07/15/24[a]	1,431,458	1,443,759,429
0.25%, 01/15/25[a]	505,908	512,469,066
0.38%, 07/15/23[a]	886,056	915,406,872
0.38%, 07/15/25[a]	439,535	451,553,042
0.63%, 07/15/21	633,489	665,855,931
0.63%, 01/15/24[a]	1,106,138	1,156,950,831
0.63%, 01/15/26	182,164	191,442,875
0.63%, 02/15/43[a]	28,039	26,553,480
0.75%, 02/15/42[a]	530,084	517,991,586
0.75%, 02/15/45[a]	308,809	300,992,658
1.00%, 02/15/46[a]	4,988	5,236,093
1.13%, 01/15/21[a]	595,338	636,546,209
1.25%, 07/15/20	354,944	381,398,485
1.38%, 07/15/18[a]	3,266	3,439,145
1.38%, 01/15/20[a]	476,467	509,745,714
1.38%, 02/15/44	536,480	604,629,940
1.63%, 01/15/18[a]	35,201	36,718,902
1.75%, 01/15/28[a]	278,546	324,680,296
1.88%, 07/15/19[a]	650,319	706,205,376
2.00%, 01/15/26[a]	304,406	358,105,564
2.13%, 01/15/19[a]	27,919	30,087,574
2.13%, 02/15/40[a]	206,240	265,211,958
2.13%, 02/15/41	194,454	252,151,884
2.38%, 01/15/17	157	161,747
2.38%, 01/15/25	202,550	242,110,749
2.38%, 01/15/27	351,279	431,524,374
2.50%, 07/15/16	60	60,680
2.50%, 01/15/29[a]	356,442	450,064,341
2.63%, 07/15/17[a]	95,150	99,818,750
3.38%, 04/15/32[a]	88,582	128,928,874
3.63%, 04/15/28[a]	159,681	220,909,272
3.88%, 04/15/29	295,134	424,485,395

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $17,074,622,134)		17,531,983,988

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 9.15%

MONEY MARKET FUNDS — 9.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	1,112,711	$1,112,711,065
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	83,465	83,464,635
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	411,472	411,472,080

		1,607,647,780

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,607,647,780)		1,607,647,780

TOTAL INVESTMENTS IN SECURITIES — 108.98%
(Cost: $18,682,269,914)		19,139,631,768
Other Assets, Less Liabilities — (8.98)%		(1,577,304,061)

NET ASSETS — 100.00%		$17,562,327,707

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2016

Security		Principal (000s)	Value
FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 59.55%

AUSTRALIA — 0.89%
Australia Government Bond
2.00%, 08/21/35[a]	AUD	13	$12,126
2.50%, 09/20/30[a]	AUD	27	28,508
3.00%, 09/20/25[a]	AUD	56	60,482
4.00%, 08/20/20[a]	AUD	21	30,204

			131,320
BRAZIL — 7.24%
Brazil Notas do Tesouro Nacional
Series B
5.98%, 05/15/35	BRL	114	93,849
5.98%, 05/15/45	BRL	125	102,516
5.98%, 05/15/55	BRL	20	16,522
6.00%, 08/15/16	BRL	77	63,281
6.00%, 08/15/18	BRL	270	223,148
6.00%, 08/15/20	BRL	188	155,424
6.00%, 08/15/22	BRL	106	87,159
6.00%, 08/15/24	BRL	120	98,860
6.00%, 08/15/40	BRL	101	83,796
6.00%, 08/15/50	BRL	170	140,199

			1,064,754
CANADA — 1.68%
Canadian Government Real Return Bond
1.25%, 12/01/47	CAD	19	18,163
1.50%, 12/01/44	CAD	22	22,369
2.00%, 12/01/41	CAD	87	94,915
4.00%, 12/01/31	CAD	28	34,873
4.25%, 12/01/26	CAD	67	77,139

			247,459
CHILE — 1.13%
Bonos de la Tesoreria de la Republica
4.45%, 10/15/23	CLP	64,758	120,394
Bonos del Banco Central de Chile en UF
3.00%, 05/01/28	CLP	25,903	45,870

			166,264

Security		Principal (000s)	Value
COLOMBIA — 0.57%
Colombian TES
3.50%, 03/10/21	COP	237,816	$83,735

			83,735
DENMARK — 0.15%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	135	21,807

			21,807
FRANCE — 7.79%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	51	61,973
0.25%, 07/25/18[a]	EUR	1	1,225
0.25%, 07/25/24[a]	EUR	20	24,905
1.00%, 07/25/17[a]	EUR	1	1,330
1.10%, 07/25/22[a]	EUR	153	198,214
1.30%, 07/25/19[a]	EUR	11	13,125
1.80%, 07/25/40[a]	EUR	31	50,080
1.85%, 07/25/27[a]	EUR	1	1,536
2.10%, 07/25/23[a]	EUR	101	140,260
2.25%, 07/25/20[a]	EUR	60	79,518
3.15%, 07/25/32[a]	EUR	139	247,609
3.40%, 07/25/29	EUR	69	119,960
French Treasury Note BTAN
0.45%, 07/25/16[a]	EUR	177	205,086

			1,144,821
GERMANY — 2.45%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	54	64,314
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	99	122,210
0.10%, 04/15/46[a]	EUR	19	24,933
0.50%, 04/15/30[a]	EUR	24	31,142
1.75%, 04/15/20[a]	EUR	92	117,635

			360,234
ISRAEL — 1.69%
Israel Government Bond – CPI Linked
1.00%, 05/31/45	ILS	50	13,164
2.75%, 09/30/22	ILS	200	64,895

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2016

Security		Principal (000s)	Value
2.75%, 08/30/41	ILS	50	$19,769
3.50%, 04/30/18	ILS	269	89,581
4.00%, 05/30/36	ILS	123	61,482

			248,891
ITALY — 6.36%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/17[a]	EUR	180	215,750
2.10%, 09/15/21[a]	EUR	75	96,270
2.35%, 09/15/19[a]	EUR	162	203,823
2.35%, 09/15/24[b]	EUR	60	80,003
2.35%, 09/15/35[a]	EUR	72	100,863
2.55%, 09/15/41[a]	EUR	40	57,157
2.60%, 09/15/23[a]	EUR	84	113,650
3.10%, 09/15/26[a]	EUR	47	66,972

			934,488
JAPAN — 1.43%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	1,230	11,990
0.10%, 03/10/24	JPY	3,770	36,753
0.10%, 09/10/24	JPY	6,448	63,700
0.10%, 03/10/25	JPY	8,548	84,489
1.20%, 12/10/17	JPY	1,327	13,007

			209,939
MEXICO — 1.89%
Mexican Udibonos
2.50%, 12/10/20	MXN	872	51,205
3.50%, 12/14/17	MXN	818	49,285
4.00%, 11/15/40	MXN	1,410	88,340
4.00%, 11/08/46	MXN	313	19,431
4.50%, 12/04/25	MXN	491	32,292
4.50%, 11/22/35	MXN	551	36,988

			277,541
NEW ZEALAND — 0.32%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	29	21,274
2.50%, 09/20/35[a]	NZD	13	9,747
3.00%, 09/20/30[a]	NZD	20	16,133

			47,154

Security		Principal (000s)	Value
SOUTH AFRICA — 0.95%
South Africa Government Bond – CPI Linked
2.25%, 01/31/38	ZAR	170	$12,999
2.50%, 01/31/17	ZAR	30	2,122
2.50%, 03/31/46	ZAR	11	931
2.50%, 12/31/50	ZAR	194	16,167
2.60%, 03/31/28	ZAR	125	9,656
3.45%, 12/07/33	ZAR	553	49,030
5.50%, 12/07/23	ZAR	541	48,536

			139,441
SOUTH KOREA — 0.33%
Inflation Linked Korea Treasury Bond
2.75%, 06/10/20	KRW	51,984	48,885

			48,885
SPAIN — 0.56%
Spain Government Inflation Linked Bond
1.00%, 11/30/30[b]	EUR	17	18,981
1.80%, 11/30/24[b]	EUR	50	63,516

			82,497
SWEDEN — 0.74%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	120	16,531
1.00%, 06/01/25	SEK	25	3,706
3.50%, 12/01/28	SEK	360	84,944
4.00%, 12/01/20	SEK	20	4,022

			109,203
THAILAND — 0.20%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	1,055	29,800

			29,800
TURKEY — 1.29%
Turkey Government Bond
1.00%, 05/03/23	TRY	63	20,761
2.00%, 10/26/22	TRY	159	56,055
2.00%, 09/18/24	TRY	23	7,959
2.40%, 05/08/24	TRY	41	14,762
2.50%, 05/04/16	TRY	6	2,133
2.80%, 11/08/23	TRY	25	9,160
3.00%, 07/21/21	TRY	72	26,759

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2016

Security		Principal (000s)	Value
3.00%, 02/23/22	TRY	75	$28,015
3.00%, 08/02/23	TRY	62	23,428
4.00%, 04/01/20	TRY	2	812

			189,844
UNITED KINGDOM — 21.89%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	88	138,320
0.13%, 03/22/24[a]	GBP	113	179,617
0.13%, 03/22/26[a]	GBP	19	30,758
0.13%, 03/22/29[a]	GBP	101	165,348
0.13%, 03/22/44[a]	GBP	88	162,916
0.13%, 03/22/46[a]	GBP	22	41,735
0.13%, 03/22/58[a]	GBP	45	97,797
0.13%, 11/22/65[a]	GBP	12	28,897
0.13%, 03/22/68[a]	GBP	55	138,587
0.25%, 03/22/52[a]	GBP	54	114,256
0.38%, 03/22/62[a]	GBP	57	145,127
0.50%, 03/22/50[a]	GBP	60	131,592
0.63%, 03/22/40[a]	GBP	141	284,656
0.63%, 11/22/42[a]	GBP	20	40,492
0.75%, 03/22/34[a]	GBP	11	21,011
0.75%, 11/22/47[a]	GBP	59	133,789
1.25%, 11/22/17[a]	GBP	121	184,984
1.25%, 11/22/32[a]	GBP	101	200,638
1.25%, 11/22/55[a]	GBP	63	181,282
1.88%, 11/22/22[a]	GBP	124	219,269
2.00%, 01/26/35[a]	GBP	80	268,037
2.50%, 07/26/16[a]	GBP	16	74,453
2.50%, 07/17/24[a]	GBP	10	49,557
4.13%, 07/22/30[a]	GBP	39	186,641

			3,219,759

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $9,543,638)			8,757,836

U.S. GOVERNMENT OBLIGATIONS — 37.97%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18[c]	USD	454	462,048
0.13%, 01/15/23	USD	445	449,916
0.13%, 07/15/22	USD	256	261,230
0.13%, 04/15/19	USD	240	245,048

Security		Principal or Shares (000s)	Value
0.13%, 07/15/24	USD	191	$192,358
0.13%, 04/15/20[c]	USD	26	26,676
0.13%, 04/15/17	USD	65	65,327
0.25%, 01/15/25[c]	USD	50	50,701
0.38%, 07/15/23	USD	380	392,397
0.38%, 07/15/25[c]	USD	46	47,249
0.63%, 02/15/43	USD	122	115,634
0.63%, 01/15/24[c]	USD	261	273,147
0.75%, 02/15/42	USD	120	116,788
0.75%, 02/15/45	USD	103	100,591
1.00%, 02/15/46	USD	15	15,755
1.13%, 01/15/21[c]	USD	321	342,914
1.25%, 07/15/20	USD	217	233,642
1.38%, 07/15/18[c]	USD	239	251,269
1.38%, 01/15/20[c]	USD	216	231,200
1.38%, 02/15/44	USD	127	143,320
1.63%, 01/15/18[c]	USD	261	271,882
2.00%, 01/15/26	USD	270	317,741
2.13%, 02/15/40	USD	55	70,532
2.13%, 02/15/41	USD	133	173,105
2.38%, 01/15/25	USD	31	37,588
2.38%, 01/15/27	USD	118	144,429
3.88%, 04/15/29	USD	383	550,954

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,409,946)			5,583,441

SHORT-TERM INVESTMENTS — 11.96%

MONEY MARKET FUNDS — 11.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]		1,628	1,628,370
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]		122	122,144
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]		8	8,207

			1,758,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,758,721)			1,758,721

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 109.48%
(Cost: $16,712,305)	$16,099,998
Other Assets, Less Liabilities — (9.48)%	(1,393,683)

NET ASSETS — 100.00%	$14,706,315

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2016

Security		Principal (000s)	Value
FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 95.84%

AUSTRALIA — 3.39%
Australia Government Bond
1.00%, 11/21/18[a]	AUD	150	$120,750
1.25%, 02/21/22[a]	AUD	179	154,417
1.25%, 08/21/40[a]	AUD	17	13,489
2.00%, 08/21/35[a]	AUD	110	102,603
2.50%, 09/20/30[a]	AUD	137	144,652
3.00%, 09/20/25[a]	AUD	226	244,088
4.00%, 08/20/20[a]	AUD	64	92,050

			872,049
BRAZIL — 11.93%
Brazil Notas do Tesouro Nacional
Series B
5.98%, 05/15/17	BRL	204	168,623
5.98%, 05/15/19	BRL	333	275,807
5.98%, 05/15/23	BRL	214	175,874
5.98%, 05/15/35	BRL	231	190,168
5.98%, 05/15/45	BRL	330	270,643
5.98%, 05/15/55	BRL	50	41,304
6.00%, 08/15/16	BRL	327	268,736
6.00%, 08/15/18	BRL	250	206,619
6.00%, 08/15/20	BRL	260	214,949
6.00%, 08/15/22	BRL	405	333,011
6.00%, 08/15/24	BRL	231	190,306
6.00%, 08/15/30	BRL	129	106,674
6.00%, 08/15/40	BRL	186	154,317
6.00%, 08/15/50	BRL	571	470,903

			3,067,934
CANADA — 4.40%
Canadian Government Real Return Bond
1.25%, 12/01/47	CAD	110	107,969
1.50%, 12/01/44	CAD	173	175,599
2.00%, 12/01/41	CAD	153	167,350
3.00%, 12/01/36	CAD	152	182,653
4.00%, 12/01/31	CAD	216	270,266
4.25%, 12/01/21	CAD	67	67,958
4.25%, 12/01/26	CAD	137	159,311

			1,131,106

Security		Principal (000s)	Value
CHILE — 3.76%
Bonos de la Tesoreria de la Republica
2.16%, 03/01/35	CLP	25,903	$41,332
2.98%, 03/01/27	CLP	25,903	45,315
2.99%, 01/01/24	CLP	38,855	66,124
2.99%, 01/01/30	CLP	38,855	69,654
2.99%, 01/01/40	CLP	90,662	172,107
3.03%, 03/01/38	CLP	12,952	24,346
3.36%, 01/01/44	CLP	25,903	49,856
4.50%, 10/15/23	CLP	25,903	48,157
Bonos del Banco Central de Chile en UF
2.98%, 03/01/18	CLP	90,662	142,076
2.99%, 02/01/21	CLP	103,613	169,922
2.99%, 02/01/31	CLP	25,903	46,779
3.58%, 05/01/28	CLP	51,807	91,514

			967,182
COLOMBIA — 2.18%
Colombian TES
3.00%, 03/25/33	COP	254,905	77,741
3.50%, 03/10/21	COP	569,620	200,564
3.50%, 05/07/25	COP	85,918	29,554
4.25%, 05/17/17	COP	237,342	85,155
4.75%, 02/23/23	COP	444,541	166,485

			559,499
DENMARK — 0.69%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	1,109	178,646

			178,646
FRANCE — 13.11%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	1	1,215
0.10%, 03/01/25[a]	EUR	55	66,547
0.25%, 07/25/18[a]	EUR	13	15,929
0.25%, 07/25/24[a]	EUR	90	111,883
0.70%, 07/25/30[b]	EUR	73	95,425
1.00%, 07/25/17[a]	EUR	420	495,852
1.10%, 07/25/22[a]	EUR	188	243,992
1.30%, 07/25/19[a]	EUR	326	404,244
1.80%, 07/25/40[a]	EUR	155	252,355
1.85%, 07/25/27[a]	EUR	160	233,462
2.10%, 07/25/23[a]	EUR	344	478,446

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2016

Security		Principal (000s)	Value
2.25%, 07/25/20[a]	EUR	332	$438,277
3.15%, 07/25/32[a]	EUR	160	284,605
3.40%, 07/25/29	EUR	143	248,003

			3,370,235
GERMANY — 4.50%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	199	236,824
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	337	415,690
0.10%, 04/15/26[a]	EUR	25	31,131
0.10%, 04/15/46[a]	EUR	48	63,488
0.50%, 04/15/30[a]	EUR	97	128,069
1.75%, 04/15/20[a]	EUR	219	281,107

			1,156,309
ISRAEL — 4.17%
Israel Government Bond – CPI Linked
1.00%, 05/30/17	ILS	89	24,541
1.00%, 05/31/45	ILS	70	18,430
1.75%, 09/29/23	ILS	290	87,922
2.75%, 09/30/22	ILS	344	111,619
2.75%, 08/30/41	ILS	357	141,153
3.00%, 10/31/19	ILS	323	105,511
3.50%, 04/30/18	ILS	544	181,160
4.00%, 05/30/36	ILS	341	170,449
Israel Government Bond – Galil
4.00%, 07/30/21	ILS	325	137,321
4.00%, 07/31/24	ILS	221	95,412

			1,073,518
ITALY — 9.56%
Italy Buoni Poliennali Del Tesoro
1.70%, 09/15/18	EUR	275	335,145
2.10%, 09/15/16	EUR	150	175,224
2.10%, 09/15/17[a]	EUR	66	79,704
2.10%, 09/15/21[a]	EUR	248	319,068
2.35%, 09/15/19[a]	EUR	257	323,637
2.35%, 09/15/24[b]	EUR	139	183,614
2.35%, 09/15/35[a]	EUR	238	334,004
2.55%, 09/15/41[a]	EUR	109	157,568
2.60%, 09/15/23[a]	EUR	267	359,133

Security		Principal (000s)	Value
3.10%, 09/15/26[a]	EUR	134	$190,498

			2,457,595
JAPAN — 4.33%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	31,673	308,747
0.10%, 03/10/24	JPY	44,428	433,093
0.10%, 09/10/24	JPY	9,424	93,099
0.10%, 03/10/25	JPY	18,190	179,786
1.20%, 12/10/17	JPY	3,778	37,020
1.40%, 06/10/18	JPY	6,299	62,642

			1,114,387
MEXICO — 4.24%
Mexican Udibonos
2.00%, 06/09/22	MXN	1,581	88,795
2.50%, 12/10/20	MXN	2,224	130,574
3.50%, 12/14/17	MXN	517	31,181
4.00%, 06/13/19	MXN	1,574	97,011
4.00%, 11/15/40	MXN	3,667	229,834
4.00%, 11/08/46	MXN	1,188	73,670
4.50%, 12/04/25	MXN	2,322	152,848
4.50%, 11/22/35	MXN	1,810	121,583
5.00%, 06/16/16	MXN	2,817	164,456

			1,089,952
NEW ZEALAND — 1.19%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	179	131,315
2.50%, 09/20/35[a]	NZD	81	60,729
3.00%, 09/20/30[a]	NZD	141	113,738

			305,782
SOUTH AFRICA — 3.84%
South Africa Government Bond – CPI Linked
2.00%, 01/31/25	ZAR	1,073	77,495
2.25%, 01/31/38	ZAR	1,330	101,644
2.50%, 01/31/17	ZAR	743	53,138
2.50%, 03/31/46	ZAR	727	59,133
2.50%, 12/31/50	ZAR	1,292	107,520
2.60%, 03/31/28	ZAR	1,409	108,649
2.75%, 01/31/22	ZAR	966	72,354
3.45%, 12/07/33	ZAR	2,173	192,679
5.50%, 12/07/23	ZAR	2,381	213,682

			986,294

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2016

Security		Principal (000s)	Value
SOUTH KOREA — 1.15%
Inflation Linked Korea Treasury Bond
1.13%, 06/10/23	KRW	46,282	$40,651
1.50%, 06/10/21	KRW	169,285	151,977
2.75%, 03/10/17	KRW	30,395	27,134
2.75%, 06/10/20	KRW	82,000	77,112

			296,874
SPAIN — 2.60%
Spain Government Inflation Linked Bond
0.55%, 11/30/19[b]	EUR	129	154,110
1.00%, 11/30/30[b]	EUR	126	142,920
1.80%, 11/30/24[b]	EUR	294	371,131

			668,161
SWEDEN — 3.48%
Sweden Inflation Linked Bond
0.13%, 06/01/19	SEK	250	32,562
0.13%, 06/01/32	SEK	155	20,781
0.25%, 06/01/22	SEK	975	134,313
0.50%, 06/01/17	SEK	190	25,116
1.00%, 06/01/25	SEK	915	135,640
3.50%, 12/01/28	SEK	1,530	361,014
4.00%, 12/01/20	SEK	925	186,004

			895,430
THAILAND — 0.78%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	5,170	146,017
1.25%, 03/12/28[a]	THB	2,025	55,046

			201,063
TURKEY — 4.47%
Turkey Government Bond
1.00%, 05/03/23	TRY	463	152,802
2.00%, 10/26/22	TRY	392	138,488
2.00%, 09/18/24	TRY	261	91,927
2.00%, 04/16/25	TRY	135	47,364
2.40%, 05/08/24	TRY	193	70,015
2.50%, 05/04/16	TRY	15	5,331
2.80%, 11/08/23	TRY	194	72,367
3.00%, 01/06/21	TRY	385	142,622
3.00%, 07/21/21	TRY	296	110,033
3.00%, 02/23/22	TRY	82	30,562

Security		Principal (000s)	Value
3.00%, 08/02/23	TRY	267	$100,742
3.50%, 02/20/19	TRY	242	89,623
4.00%, 04/01/20	TRY	255	97,453

			1,149,329
UNITED KINGDOM — 12.07%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	28	43,937
0.13%, 03/22/24[a]	GBP	40	63,293
0.13%, 03/22/29[a]	GBP	65	106,039
0.13%, 03/22/44[a]	GBP	77	143,486
0.13%, 03/22/46[a]	GBP	32	60,706
0.13%, 03/22/58[a]	GBP	48	104,465
0.13%, 11/22/65[a]	GBP	13	31,306
0.13%, 03/22/68[a]	GBP	58	146,435
0.25%, 03/22/52[a]	GBP	59	125,681
0.38%, 03/22/62[a]	GBP	63	159,082
0.50%, 03/22/50[a]	GBP	68	148,880
0.63%, 03/22/40[a]	GBP	88	178,062
0.63%, 11/22/42[a]	GBP	67	138,937
0.75%, 03/22/34[a]	GBP	46	87,036
0.75%, 11/22/47[a]	GBP	67	150,031
1.13%, 11/22/37[a]	GBP	58	123,194
1.25%, 11/22/17[a]	GBP	67	101,947
1.25%, 11/22/27[a]	GBP	107	196,434
1.25%, 11/22/32[a]	GBP	60	119,506
1.25%, 11/22/55[a]	GBP	63	181,380
1.88%, 11/22/22[a]	GBP	94	165,811
2.00%, 01/26/35[a]	GBP	33	110,847
2.50%, 07/26/16[a]	GBP	8	36,993
2.50%, 04/16/20[a]	GBP	27	142,649
2.50%, 07/17/24[a]	GBP	29	142,723
4.13%, 07/22/30[a]	GBP	20	95,027

			3,103,887

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $27,168,231)			24,645,232

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	36	$35,683

		35,683

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,683)		35,683

TOTAL INVESTMENTS IN SECURITIES — 95.98%
(Cost: $27,203,914)		24,680,915
Other Assets, Less Liabilities — 4.02%		1,034,612

NET ASSETS — 100.00%		$25,715,527

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF	iShares Global Inflation-Linked Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$632,226,608	$17,074,622,134	$14,953,584
Affiliated (Note 2)	24,239,228	1,607,647,780	1,758,721

Total cost of investments	$656,465,836	$18,682,269,914	$16,712,305

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$637,018,862	$17,531,983,988	$14,341,277
Affiliated (Note 2)	24,239,228	1,607,647,780	1,758,721

Total fair value of investments	661,258,090	19,139,631,768	16,099,998
Foreign currency, at value[b]	—	—	293,552
Receivables:
Investment securities sold	43,499,599	125,252,880	2,756
Interest	1,214,142	31,966,680	65,283
Capital shares sold	—	4,023,373	—

Total Assets	705,971,831	19,300,874,701	16,461,589

LIABILITIES
Payables:
Investment securities purchased	66,916,243	539,617,170	—
Collateral for securities on loan (Note 1)	—	1,196,175,700	1,750,514
Investment advisory fees (Note 2)	50,505	2,754,124	4,760

Total Liabilities	66,966,748	1,738,546,994	1,755,274

NET ASSETS	$639,005,083	$17,562,327,707	$14,706,315

Net assets consist of:
Paid-in capital	$643,226,892	$17,364,402,261	$16,706,076
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	(6,152,556)	(72,873,860)	11,949
Accumulated net realized loss	(2,861,507)	(186,562,548)	(1,414,098)
Net unrealized appreciation (depreciation)	4,792,254	457,361,854	(597,612)

NET ASSETS	$639,005,083	$17,562,327,707	$14,706,315

Shares outstanding[c]	6,350,000	152,700,000	300,000

Net asset value per share	$100.63	$115.01	$49.02

[a]	Securities on loan with values of $ —, $1,176,129,302 and $1,720,420, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $281,412, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

iShares International Inflation-Linked Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$27,168,231
Affiliated (Note 2)	35,683

Total cost of investments	$27,203,914

Investments in securities, at fair value (Note 1):
Unaffiliated	$24,645,232
Affiliated (Note 2)	35,683

Total fair value of investments	24,680,915
Foreign currency, at value[a]	812,991
Receivables:
Investment securities sold	36,321
Interest	194,693

Total Assets	25,724,920

LIABILITIES
Payables:
Investment securities purchased	25
Deferred foreign capital gains taxes (Note 1)	1,102
Investment advisory fees (Note 2)	8,266

Total Liabilities	9,393

NET ASSETS	$25,715,527

Net assets consist of:
Paid-in capital	$30,479,184
Undistributed net investment income	159,473
Accumulated net realized loss	(2,439,747)
Net unrealized depreciation	(2,483,383)

NET ASSETS	$25,715,527

Shares outstanding[b]	600,000

Net asset value per share	$42.86

[a]	Cost of foreign currency: $782,633.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF	iShares Global Inflation-Linked Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$6,975	$84,756	$149
Interest — unaffiliated[a],[b]	(4,464,139)	(52,206,300)	62,285
Securities lending income — affiliated — net (Note 2)	—	464,575	474

Total investment income (investment loss before expenses)	(4,457,164)	(51,656,969)	62,908

EXPENSES
Investment advisory fees (Note 2)	584,812	14,726,616	30,595

Total expenses	584,812	14,726,616	30,595
Less investment advisory fees waived (Note 2)	(294,850)	—	—

Net expenses	289,962	14,726,616	30,595

Net investment income (loss)	(4,747,126)	(66,383,585)	32,313

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	287,497	(15,618,776)	(337,208)
In-kind redemptions — unaffiliated	95,088	5,624,794	(306,511)
Foreign currency transactions	—	—	(39,470)

Net realized gain (loss)	382,585	(9,993,982)	(683,189)

Net change in unrealized appreciation/depreciation on:
Investments	12,875,857	671,868,478	1,029,744
Translation of assets and liabilities in foreign currencies	—	—	44,289

Net change in unrealized appreciation/depreciation	12,875,857	671,868,478	1,074,033

Net realized and unrealized gain	13,258,442	661,874,496	390,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,511,316	$595,490,911	$423,157

[a]	Reflects net inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $ —, $ — and $44, respectively.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

iShares International Inflation-Linked Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$54
Interest — unaffiliated[a],[b]	282,911

Total investment income	282,965

EXPENSES
Investment advisory fees (Note 2)	47,727

Total expenses	47,727

Net investment income	235,238

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(384,237)
Foreign currency transactions	(38,849)

Net realized loss	(423,086)

Net change in unrealized appreciation/depreciation on:
Investments[c]	1,680,951
Translation of assets and liabilities in foreign currencies	56,576

Net change in unrealized appreciation/depreciation	1,737,527

Net realized and unrealized gain	1,314,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,549,679

[a]	Reflects net inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $54.
[c]	Net of deferred foreign capital gains taxes of $1,102.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(4,747,126)	$(2,812,299)	$(66,383,585)	$38,553,968
Net realized gain (loss)	382,585	(1,911,678)	(9,993,982)	(53,758,993)
Net change in unrealized appreciation/depreciation	12,875,857	(1,593,837)	671,868,478	(219,727,975)

Net increase (decrease) in net assets resulting from operations	8,511,316	(6,317,814)	595,490,911	(234,933,000)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—	—	(51,004,884)

Total distributions to shareholders	—	—	—	(51,004,884)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,602,816	134,206,992	3,459,808,114	2,987,431,834
Cost of shares redeemed	(39,614,901)	(49,700,150)	(232,096,423)	(1,246,093,514)

Net increase in net assets from capital share transactions	49,987,915	84,506,842	3,227,711,691	1,741,338,320

INCREASE IN NET ASSETS	58,499,231	78,189,028	3,823,202,602	1,455,400,436

NET ASSETS
Beginning of period	580,505,852	502,316,824	13,739,125,105	12,283,724,669

End of period	$639,005,083	$580,505,852	$17,562,327,707	$13,739,125,105

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(6,152,556)	$(1,405,430)	$(72,873,860)	$(6,490,275)

SHARES ISSUED AND REDEEMED
Shares sold	900,000	1,350,000	30,800,000	26,400,000
Shares redeemed	(400,000)	(500,000)	(2,100,000)	(11,100,000)

Net increase in shares outstanding	500,000	850,000	28,700,000	15,300,000

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Inflation-Linked Bond ETF		iShares International Inflation-Linked Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,313	$179,742	$235,238	$1,949,630
Net realized loss	(683,189)	(637,119)	(423,086)	(17,733,315)
Net change in unrealized appreciation/depreciation	1,074,033	(991,341)	1,737,527	3,677,531

Net increase (decrease) in net assets resulting from operations	423,157	(1,448,718)	1,549,679	(12,106,154)

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital	—	(83,699)	—	(749,491)

Total distributions to shareholders	—	(83,699)	—	(749,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	—	46,280
Cost of shares redeemed	(4,619,790)	(4,903,331)	—	(87,812,479)

Net decrease in net assets from capital share transactions	(4,619,790)	(4,903,331)	—	(87,766,199)

INCREASE (DECREASE) IN NET ASSETS	(4,196,633)	(6,435,748)	1,549,679	(100,621,844)

NET ASSETS
Beginning of period	18,902,948	25,338,696	24,165,848	124,787,692

End of period	$14,706,315	$18,902,948	$25,715,527	$24,165,848

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$11,949	$(20,364)	$159,473	$(75,765)

SHARES REDEEMED
Shares redeemed	(100,000)	(100,000)	—	(2,100,000)

Net decrease in shares outstanding	(100,000)	(100,000)	—	(2,100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Dec. 1, 2010[a] to Oct. 31, 2011
Net asset value, beginning of period	$99.23	$100.46	$101.37	$103.03	$102.63	$99.83

Income from investment operations:
Net investment income (loss)[b]	(0.80)	(0.53)	0.34	0.13	0.58	2.58
Net realized and unrealized gain (loss)[c]	2.20	(0.70)	(0.51)	(1.16)	0.71	2.68

Total from investment operations	1.40	(1.23)	(0.17)	(1.03)	1.29	5.26

Less distributions from:
Net investment income	—	—	(0.53)	(0.21)	(0.87)	(2.33)
Return of capital	—	—	(0.21)	(0.42)	(0.02)	(0.13)

Total distributions	—	—	(0.74)	(0.63)	(0.89)	(2.46)

Net asset value, end of period	$100.63	$99.23	$100.46	$101.37	$103.03	$102.63

Total return	1.41%[d]	(1.22)%	(0.18)%	(1.01)%	1.27%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$639,005	$580,506	$502,317	$633,589	$417,261	$220,656
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.16%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.20%	0.20%	0.20%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	(1.62)%	(0.53)%	0.34%	0.13%	0.57%	2.76%
Portfolio turnover rate[f]	27%	25%	25%	23%	31%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011
Net asset value, beginning of period	$110.80	$113.01	$112.98	$122.64	$116.13	$108.16	$103.88

Income from investment operations:
Net investment income (loss)[b]	(0.49)	0.33	1.67	1.69	2.46	4.12	2.92
Net realized and unrealized gain (loss)[c]	4.70	(2.11)	0.37	(9.51)	6.56	7.87	4.01

Total from investment operations	4.21	(1.78)	2.04	(7.82)	9.02	11.99	6.93

Less distributions from:
Net investment income	—	(0.43)	(2.01)	(1.84)	(2.51)	(4.02)	(2.65)

Total distributions	—	(0.43)	(2.01)	(1.84)	(2.51)	(4.02)	(2.65)

Net asset value, end of period	$115.01	$110.80	$113.01	$112.98	$122.64	$116.13	$108.16

Total return	3.79%[d]	(1.58)%	1.80%	(6.44)%	7.85%	11.33%[d]	6.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,562,328	$13,739,125	$12,283,725	$13,806,525	$22,823,956	$21,322,214	$19,448,004
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	(0.89)%	0.29%	1.48%	1.43%	2.06%	5.48%	2.74%
Portfolio turnover rate[f]	13%	41%	47%	47%	10%	15%	13%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Inflation-Linked Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$47.26	$50.68	$50.85	$52.61	$50.78	$49.75

Income from investment operations:
Net investment income[b]	0.10	0.39	1.27	1.16	1.45	0.78
Net realized and unrealized gain (loss)[c]	1.66	(3.64)	(0.26)	(2.29)	1.48	0.59

Total from investment operations	1.76	(3.25)	1.01	(1.13)	2.93	1.37

Less distributions from:
Net investment income	—	(0.00)	(0.99)	(0.50)	(1.10)	(0.34)
Return of capital	—	(0.17)	(0.19)	(0.13)	—	—

Total distributions	—	(0.17)	(1.18)	(0.63)	(1.10)	(0.34)

Net asset value, end of period	$49.02	$47.26	$50.68	$50.85	$52.61	$50.78

Total return	3.72%[d]	(6.42)%	1.96%	(2.16)%[e]	5.87%	2.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,706	$18,903	$25,339	$25,423	$15,782	$15,233
Ratio of expenses to average net assets[f]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[f]	0.42%	0.81%	2.48%	2.26%	2.83%	3.42%
Portfolio turnover rate[g]	8%	10%	19%	64%	18%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been -2.18%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include Portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2016 and the years ended October 31, 2015, October 31, 2014 and October 31, 2013 were 8%, 10%, 19% and 64%, respectively. See note 4.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Inflation-Linked Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$40.28	$46.22	$47.36	$49.46	$48.38	$49.35

Income from investment operations:
Net investment income[b]	0.39	1.04	1.36	1.71	1.89	1.02
Net realized and unrealized gain (loss)[c]	2.19	(6.66)	(1.30)	(2.74)	0.63	(1.54)

Total from investment operations	2.58	(5.62)	0.06	(1.03)	2.52	(0.52)

Less distributions from:
Net investment income	—	—	(1.12)	(1.07)	(1.35)	(0.12)
Return of capital	—	(0.32)	(0.08)	–	(0.09)	(0.33)

Total distributions	—	(0.32)	(1.20)	(1.07)	(1.44)	(0.45)

Net asset value, end of period	$42.86	$40.28	$46.22	$47.36	$49.46	$48.38

Total return	6.41%[d]	(12.22)%	0.07%	(2.11)%	5.42%	(1.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,716	$24,166	$124,788	$113,670	$59,354	$43,545
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.97%	2.42%	2.89%	3.53%	3.97%	4.66%
Portfolio turnover rate[f]	8%	15%	20%	28%	38%	28%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2016 and the years ended October 31, 2015, October 31, 2014, October 31, 2013 and October 31, 2012, were 8%, 15%, 20%, 28% and 36%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified
Global Inflation-Linked Bond	Non-diversified
International Inflation-Linked Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

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iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
0-5 Year TIPS Bond
Investments:
Assets:
U.S. Government Obligations	$—	$637,518,809	$—	$637,518,809
Money Market Funds	23,739,281	—	—	23,739,281

Total	$23,739,281	$637,518,809	$—	$661,258,090

TIPS Bond
Investments:
Assets:
U.S. Government Obligations	$—	$17,531,983,988	$—	$17,531,983,988
Money Market Funds	1,607,647,780	—	—	1,607,647,780

Total	$1,607,647,780	$17,531,983,988	$—	$19,139,631,768

Global Inflation-Linked Bond
Investments:
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$8,757,836	$—	$8,757,836
U.S. Government Obligations	—	5,583,441	—	5,583,441
Money Market Funds	1,758,721	—	—	1,758,721

Total	$1,758,721	$14,341,277	$—	$16,099,998

International Inflation-Linked Bond
Investments:
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$24,645,232	$—	$24,645,232
Money Market Funds	35,683	—	—	35,683

Total	$35,683	$24,645,232	$—	$24,680,915

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

Inflation-indexed public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond periodically and is accounted for as interest income in the statements of operations.

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FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
TIPS Bond
Citigroup Global Markets Inc.	$172,284,599	$172,284,599	$—
Credit Suisse Securities (USA) LLC	323,017,784	323,017,784	—
Deutsche Bank Securities Inc.	245,859,252	245,859,252	—
Goldman Sachs & Co.	233,058,708	233,058,708	—
Morgan Stanley & Co. LLC	73,516,765	73,516,765	—
RBC Capital Markets LLC	22,165,016	22,165,016	—
UBS Securities LLC	98,930,218	98,930,218	—
Wells Fargo Securities LLC	7,296,960	7,296,960	—

	$1,176,129,302	$1,176,129,302	$—

Global Inflation-Linked Bond
Citigroup Global Markets Inc.	$390,931	$390,931	$—
Credit Suisse Securities (USA) LLC	231,975	231,975	—
Deutsche Bank Securities Inc.	62,302	62,302	—
Goldman Sachs & Co.	299,786	299,786	—
RBS Securities Inc.	461,984	461,984	—
Wells Fargo Securities LLC	273,442	273,442	—

	$1,720,420	$1,720,420	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each fund is disclosed in each Fund’s statement of assets and liabilities.

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iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Global Inflation-Linked Bond ETF and iShares International Inflation-Linked Bond ETF.

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2019 in order to limit total annual operating expenses after fee waiver to 0.10% of average daily net assets.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Global Inflation-Linked Bond	0.40%
International Inflation-Linked Bond	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
TIPS Bond	$199,006
Global Inflation-Linked Bond	203

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$161,446,791	$43,596,347
TIPS Bond	43,596,347	162,017,647
Global Inflation-Linked Bond	570,856	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year TIPS Bond	$180,057,987	$156,638,032	$—	$—
TIPS Bond	1,970,484,048	1,893,145,450	—	—
Global Inflation-Linked Bond	825,656	742,032	305,610	477,718
International Inflation-Linked Bond	—	—	2,546,466	1,937,948

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$88,039,378	$39,171,637
TIPS Bond	3,429,577,656	230,719,559
Global Inflation-Linked Bond	—	4,364,393

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Global Inflation-Linked Bond ETF and iShares International Inflation-Linked Bond ETF each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2019	Total
0-5 Year TIPS Bond	$2,814,970	$—	$—	$21,603	$2,836,573
TIPS Bond	119,889,134	460,813	528,715	—	120,878,662
Global Inflation-Linked Bond	726,717	—	—	—	726,717
International Inflation-Linked Bond	1,679,051	—	—	—	1,679,051

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$658,278,786	$4,912,163	$(1,932,859)	$2,979,304
TIPS Bond	18,744,450,093	460,535,889	(65,354,214)	395,181,675
Global Inflation-Linked Bond	16,736,861	553,152	(1,190,015)	(636,863)
International Inflation-Linked Bond	27,617,337	568,874	(3,505,296)	(2,936,422)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

On June 23, 2016, the Board unanimously voted to close and liquidate the iShares Global Inflation-Linked Bond ETF and iShares International Inflation-Linked Bond ETF. After the close of business on August 23, 2016 subject to applicable law, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

NOTES TO FINANCIAL STATEMENTS	41

Notes:

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc. or Merrill Lynch, Pierce, Fenner & Smith Incorporated, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1001-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
➢	iShares International Treasury Bond ETF | IGOV | NASDAQ

Fund Performance Overview

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2016

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 5.74%, net of fees, while the total return for the Index was 5.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.47%	3.28%	3.86%	3.47%	3.28%	3.86%
5 Years	(4.27)%	(4.34)%	(3.87)%	(19.58)%	(19.89)%	(17.92)%
Since Inception	(0.66)%	(0.66)%	(0.21)%	(4.68)%	(4.71)%	(1.55)%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,057.40	$1.48	$1,000.00	$1,023.40	$1.46	0.29%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]
Aaa	36.51%
Aa	18.56
A	23.93
Baa	16.30
Ba	4.70

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]
Japan	23.93%
France	9.18
Italy	8.57
Germany	7.77
United Kingdom	4.72
Netherlands	4.72
Portugal	4.70
Belgium	4.66
Canada	4.63
Australia	4.54

TOTAL	77.42%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2016

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the S&P/Citigroup International Treasury Bond Ex-US Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 8.23%, net of fees, while the total return for the Index was 8.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.53%	5.54%	5.91%	5.53%	5.54%	5.91%
5 Years	(0.16)%	(0.22)%	0.24%	(0.78)%	(1.10)%	1.22%
Since Inception	2.41%	2.45%	2.86%	18.94%	19.23%	22.75%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.30	$1.81	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investment [2]
Aaa	37.69%
Aa	15.91
A	24.49
Baa	16.42
Ba	4.86
Not Rated	0.63

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments [2]
Japan	24.49%
Italy	6.88
France	6.64
United Kingdom	5.04
Germany	4.88
Portugal	4.86
Ireland	4.80
Netherlands	4.79
Spain	4.73
Australia	4.72

TOTAL	71.83%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.55%

AUSTRALIA — 4.47%
Australia Government Bond
3.25%, 10/21/18[a]	AUD	450	$354,812
4.25%, 07/21/17[a]	AUD	975	765,032
5.25%, 03/15/19[a]	AUD	1,500	1,252,375
5.50%, 01/21/18[a]	AUD	3,065	2,481,902

			4,854,121
AUSTRIA — 3.98%
Austria Government Bond
1.15%, 10/19/18[b]	EUR	880	1,046,429
4.30%, 09/15/17[b]	EUR	876	1,068,923
4.35%, 03/15/19[b]	EUR	600	780,615
4.65%, 01/15/18[b]	EUR	1,142	1,422,026

			4,317,993
BELGIUM — 4.59%
Belgium Government Bond
1.25%, 06/22/18[a]	EUR	550	652,771
3.50%, 06/28/17[b]	EUR	473	566,652
4.00%, 03/28/18[b]	EUR	1,140	1,416,631
4.00%, 03/28/19	EUR	1,000	1,292,567
5.50%, 09/28/17[b]	EUR	850	1,055,466

			4,984,087
CANADA — 4.56%
Canadian Government Bond
0.25%, 05/01/17	CAD	245	194,843
0.25%, 11/01/17	CAD	600	475,930
1.25%, 08/01/17	CAD	625	502,678
1.25%, 02/01/18	CAD	740	596,616
1.25%, 03/01/18	CAD	440	355,021
1.25%, 09/01/18	CAD	650	525,919
1.50%, 02/01/17	CAD	5	4,018
1.50%, 03/01/17	CAD	207	166,459
1.50%, 09/01/17	CAD	550	443,897
1.75%, 03/01/19	CAD	800	657,851
4.00%, 06/01/17	CAD	575	475,645
4.25%, 06/01/18	CAD	639	547,692

			4,946,569
DENMARK — 1.53%
Denmark Government Bond
0.25%, 11/15/18	DKK	7,597	1,188,418

Security	Principal (000s)		Value
4.00%, 11/15/17	DKK	2,900	$477,271

			1,665,689
FINLAND — 3.52%
Finland Government Bond
1.13%, 09/15/18[b]	EUR	1,400	1,662,610
3.88%, 09/15/17[b]	EUR	1,775	2,154,731

			3,817,341
FRANCE — 9.05%
France Government Bond OAT
0.00%, 02/25/19[a]	EUR	350	404,725
0.01%, 02/25/18[a]	EUR	425	490,498
1.00%, 05/25/18[a]	EUR	646	761,389
1.00%, 11/25/18[a]	EUR	826	979,421
3.75%, 04/25/17[a]	EUR	775	924,301
4.00%, 04/25/18[a]	EUR	871	1,085,113
4.25%, 10/25/17[a]	EUR	1,397	1,711,713
4.25%, 10/25/18[a]	EUR	1,104	1,410,370
4.25%, 04/25/19[a]	EUR	600	781,682
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	900	1,049,323
1.75%, 02/25/17[a]	EUR	188	219,219
2.50%, 07/25/16[a]	EUR	1	950

			9,818,704
GERMANY — 7.66%
Bundesobligation
0.25%, 04/13/18[a]	EUR	476	552,963
0.50%, 04/07/17[a]	EUR	793	916,541
0.50%, 10/13/17[a]	EUR	742	861,947
0.50%, 02/23/18[a]	EUR	562	655,186
0.75%, 02/24/17[a]	EUR	1	1,157
1.00%, 02/22/19[a]	EUR	600	715,767
Bundesrepublik Deutschland
3.75%, 01/04/19[a]	EUR	900	1,147,910
4.00%, 07/04/16[a]	EUR	—	279
4.00%, 01/04/18[a]	EUR	784	965,916
4.25%, 07/04/17[a]	EUR	828	1,001,210
4.25%, 07/04/18[a]	EUR	1,182	1,493,434
Bundesschatzanweisungen
0.01%, 03/10/17[a]	EUR	1	1,150

			8,313,460
IRELAND — 3.16%
Ireland Government Bond
4.50%, 10/18/18	EUR	1,999	2,560,404

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security	Principal (000s)		Value
5.50%, 10/18/17	EUR	700	$870,317

			3,430,721
ITALY — 8.44%
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/18	EUR	400	460,689
0.30%, 10/15/18	EUR	200	230,658
0.75%, 01/15/18	EUR	675	783,604
1.15%, 05/15/17	EUR	106	122,935
3.50%, 11/01/17	EUR	400	482,396
3.50%, 06/01/18	EUR	790	970,787
3.50%, 12/01/18	EUR	700	873,760
4.25%, 02/01/19[a]	EUR	900	1,149,859
4.50%, 02/01/18	EUR	750	927,078
4.50%, 08/01/18	EUR	600	756,705
4.50%, 03/01/19	EUR	750	966,777
4.75%, 05/01/17	EUR	7	8,402
4.75%, 06/01/17	EUR	224	269,886
5.25%, 08/01/17[a]	EUR	948	1,157,687

			9,161,223
JAPAN — 23.58%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	230,800	2,169,600
0.20%, 03/20/17	JPY	40,000	375,165
0.20%, 06/20/17	JPY	453,000	4,255,266
0.20%, 09/20/17	JPY	308,450	2,900,921
0.20%, 12/20/17	JPY	140,000	1,318,181
0.20%, 09/20/18	JPY	173,950	1,643,254
0.20%, 12/20/18	JPY	222,000	2,099,243
0.20%, 03/20/19	JPY	350,000	3,312,790
0.30%, 03/20/17	JPY	85,700	804,496
0.30%, 03/20/18	JPY	120,000	1,133,145
0.30%, 06/20/18	JPY	108,000	1,021,243
0.30%, 09/20/18	JPY	80,000	757,523
0.40%, 03/20/18	JPY	202,450	1,915,267
0.40%, 06/20/18	JPY	198,900	1,884,749

			25,590,843
NETHERLANDS — 4.65%
Netherlands Government Bond
0.01%, 04/15/18[b]	EUR	490	566,143
0.50%, 04/15/17[b]	EUR	600	693,518
1.25%, 01/15/18[b]	EUR	736	867,706
1.25%, 01/15/19[b]	EUR	850	1,017,741

Security	Principal (000s)		Value
4.00%, 07/15/16[b]	EUR	—	$521
4.00%, 07/15/18[b]	EUR	600	754,897
4.50%, 07/15/17[b]	EUR	949	1,151,979

			5,052,505
NORWAY — 1.55%
Norway Government Bond Series 472
4.25%, 05/19/17[b]	NOK	13,028	1,679,648

			1,679,648
PORTUGAL — 4.63%
Portugal Obrigacoes do Tesouro OT
4.35%, 10/16/17[b]	EUR	2,775	3,361,322
4.45%, 06/15/18[b]	EUR	1,350	1,668,489

			5,029,811
SPAIN — 4.46%
Spain Government Bond
0.25%, 04/30/18	EUR	350	403,382
0.25%, 01/31/19	EUR	200	230,528
0.50%, 10/31/17	EUR	325	375,511
3.75%, 10/31/18	EUR	550	689,528
4.10%, 07/30/18[b]	EUR	734	919,118
4.50%, 01/31/18	EUR	825	1,020,242
5.50%, 07/30/17[b]	EUR	979	1,199,659

			4,837,968
SWEDEN — 1.58%
Sweden Government Bond
3.75%, 08/12/17	SEK	12,565	1,653,814
4.25%, 03/12/19	SEK	400	56,545

			1,710,359
SWITZERLAND — 2.48%
Switzerland Government Bond
3.00%, 01/08/18[a]	CHF	1,438	1,597,928
4.25%, 06/05/17[a]	CHF	993	1,093,698

			2,691,626
UNITED KINGDOM — 4.66%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	623	919,031
1.25%, 07/22/18[a]	GBP	1,030	1,533,005
4.50%, 03/07/19[a]	GBP	670	1,091,232

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security	Principal or Shares (000s)		Value
5.00%, 03/07/18[a]	GBP	950	$1,510,112

			5,053,380

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $105,287,101)			106,956,048

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]		7	6,928

			6,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,928)			6,928

TOTAL INVESTMENTS IN SECURITIES — 98.56%
(Cost: $105,294,029)			106,962,976
Other Assets, Less Liabilities — 1.44%			1,567,600

NET ASSETS — 100.00%			$108,530,576

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 95.42%

AUSTRALIA — 4.50%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,350	$1,018,889
2.75%, 10/21/19[a]	AUD	1,410	1,106,591
2.75%, 04/21/24[a]	AUD	5,125	4,007,007
2.75%, 11/21/27[a]	AUD	1,020	786,983
2.75%, 06/21/35[a]	AUD	555	402,265
3.25%, 10/21/18[a]	AUD	3,115	2,456,089
3.25%, 04/21/25[a]	AUD	3,578	2,899,190
3.25%, 04/21/29[a]	AUD	1,246	1,003,764
3.25%, 06/21/39[a]	AUD	654	500,503
3.75%, 04/21/37[a]	AUD	932	777,524
4.25%, 07/21/17[a]	AUD	1,800	1,412,367
4.25%, 04/21/26[a]	AUD	2,400	2,108,419
4.50%, 04/15/20[a]	AUD	2,128	1,782,322
4.50%, 04/21/33[a]	AUD	955	881,465
4.75%, 04/21/27[a]	AUD	2,608	2,400,018
5.25%, 03/15/19[a]	AUD	1,822	1,521,218
5.50%, 01/21/18[a]	AUD	1,937	1,568,497
5.50%, 04/21/23[a]	AUD	1,885	1,732,546
5.75%, 05/15/21[a]	AUD	1,987	1,782,383
5.75%, 07/15/22[a]	AUD	1,916	1,759,358

			31,907,398
AUSTRIA — 4.20%
Austria Government Bond
0.25%, 10/18/19[b]	EUR	1,260	1,471,808
0.75%, 10/20/26[b]	EUR	1,250	1,442,453
1.15%, 10/19/18[b]	EUR	775	921,572
1.20%, 10/20/25[b]	EUR	1,221	1,489,624
1.65%, 10/21/24[b]	EUR	875	1,113,839
1.75%, 10/20/23[b]	EUR	993	1,274,534
1.95%, 06/18/19[b]	EUR	1,025	1,258,774
2.40%, 05/23/34[b]	EUR	620	857,626
3.15%, 06/20/44[b]	EUR	739	1,188,872
3.20%, 02/20/17[b]	EUR	624	735,634
3.40%, 11/22/22[b]	EUR	1,052	1,471,933
3.50%, 09/15/21[b]	EUR	1,835	2,512,654
3.65%, 04/20/22[b]	EUR	954	1,334,366
3.80%, 01/26/62[b]	EUR	402	794,191
3.90%, 07/15/20[b]	EUR	920	1,239,392
4.00%, 09/15/16[b]	EUR	162	188,570
4.15%, 03/15/37[b]	EUR	1,905	3,351,515

Security		Principal (000s)	Value
4.30%, 09/15/17[b]	EUR	760	$927,377
4.35%, 03/15/19[b]	EUR	1,123	1,461,051
4.65%, 01/15/18[b]	EUR	1,483	1,846,642
4.85%, 03/15/26[b]	EUR	920	1,492,939
6.25%, 07/15/27	EUR	748	1,378,604

			29,753,970
BELGIUM — 4.32%
Belgium Government Bond
0.80%, 06/22/25[b]	EUR	1,115	1,308,678
1.00%, 06/22/26[b]	EUR	450	531,475
1.00%, 06/22/31[b]	EUR	630	703,675
1.25%, 06/22/18[a]	EUR	675	801,128
1.60%, 06/22/47[b]	EUR	750	819,680
1.90%, 06/22/38[b]	EUR	310	379,774
2.25%, 06/22/23[a]	EUR	1,000	1,316,058
2.60%, 06/22/24[b]	EUR	1,125	1,521,727
3.00%, 09/28/19[a]	EUR	794	1,013,142
3.00%, 06/22/34[b]	EUR	375	546,222
3.25%, 09/28/16[b]	EUR	114	132,139
3.50%, 06/28/17[b]	EUR	875	1,048,246
3.75%, 09/28/20[b]	EUR	1,592	2,143,776
3.75%, 06/22/45[a]	EUR	550	933,874
4.00%, 03/28/17[b]	EUR	131	156,080
4.00%, 03/28/18[b]	EUR	917	1,139,605
4.00%, 03/28/19	EUR	785	1,014,218
4.00%, 03/28/22	EUR	677	960,447
4.00%, 03/28/32[a]	EUR	994	1,605,281
4.25%, 09/28/21[b]	EUR	1,348	1,907,434
4.25%, 09/28/22[a]	EUR	895	1,300,945
4.25%, 03/28/41[b]	EUR	1,556	2,780,692
4.50%, 03/28/26[b]	EUR	615	971,554
5.00%, 03/28/35[b]	EUR	1,447	2,676,447
5.50%, 09/28/17[b]	EUR	470	583,611
5.50%, 03/28/28	EUR	1,325	2,317,998

			30,613,906
CANADA — 4.49%
Canada Government International Bond
2.75%, 12/01/64	CAD	570	552,415
Canadian Government Bond
0.25%, 05/01/17	CAD	925	735,633
0.25%, 05/01/18	CAD	650	514,484
0.75%, 09/01/20	CAD	1,207	961,204

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
0.75%, 03/01/21	CAD	2,513	$1,995,393
1.00%, 08/01/16	CAD	10	7,992
1.00%, 11/01/16	CAD	480	383,969
1.25%, 08/01/17	CAD	420	337,800
1.25%, 02/01/18	CAD	1,650	1,330,292
1.25%, 03/01/18	CAD	825	665,665
1.25%, 09/01/18	CAD	960	776,742
1.50%, 02/01/17	CAD	825	662,964
1.50%, 03/01/17	CAD	725	583,010
1.50%, 09/01/17	CAD	500	403,542
1.50%, 03/01/20	CAD	755	619,338
1.50%, 06/01/23	CAD	1,230	1,002,391
1.50%, 06/01/26	CAD	648	517,117
1.75%, 03/01/19	CAD	1,025	842,871
1.75%, 09/01/19	CAD	675	556,955
2.00%, 06/01/16	CAD	8	6,394
2.25%, 06/01/25	CAD	1,115	952,990
2.50%, 06/01/24	CAD	1,700	1,478,577
2.75%, 09/01/16	CAD	20	16,079
2.75%, 06/01/22	CAD	2,188	1,922,589
2.75%, 12/01/48	CAD	780	718,804
3.25%, 06/01/21	CAD	1,391	1,240,552
3.50%, 06/01/20	CAD	1,545	1,367,132
3.50%, 12/01/45	CAD	1,420	1,488,472
3.75%, 06/01/19	CAD	1,191	1,038,160
4.00%, 06/01/16	CAD	4	3,202
4.00%, 06/01/17	CAD	1,066	881,803
4.00%, 06/01/41	CAD	1,490	1,629,485
4.25%, 06/01/18	CAD	579	496,266
5.00%, 06/01/37	CAD	1,148	1,374,262
5.75%, 06/01/29	CAD	1,609	1,879,111
5.75%, 06/01/33	CAD	1,100	1,355,532
8.00%, 06/01/27	CAD	370	487,009
9.00%, 06/01/25	CAD	45	59,207

			31,845,403
DENMARK — 3.81%
Denmark Government Bond
0.25%, 11/15/18	DKK	6,085	951,892
1.50%, 11/15/23	DKK	16,756	2,826,279
1.75%, 11/15/25	DKK	18,910	3,243,473
2.50%, 11/15/16	DKK	1	81
3.00%, 11/15/21	DKK	23,059	4,146,290
4.00%, 11/15/17	DKK	12,388	2,038,780

Security		Principal (000s)	Value
4.00%, 11/15/19	DKK	23,872	$4,234,822
4.50%, 11/15/39	DKK	32,502	8,511,941
7.00%, 11/10/24	DKK	4,504	1,089,810

			27,043,368
FINLAND — 3.71%
Finland Government Bond
0.38%, 09/15/20[b]	EUR	1,748	2,053,404
0.50%, 04/15/26[b]	EUR	1,000	1,136,032
0.75%, 04/15/31[b]	EUR	1,552	1,721,820
0.88%, 09/15/25[b]	EUR	1,126	1,333,951
1.13%, 09/15/18[b]	EUR	2,585	3,069,890
1.50%, 04/15/23[b]	EUR	1,448	1,816,335
1.63%, 09/15/22[b]	EUR	1,080	1,361,139
1.88%, 04/15/17[b]	EUR	565	661,746
2.00%, 04/15/24[b]	EUR	1,250	1,623,676
2.63%, 07/04/42[b]	EUR	1,005	1,519,973
2.75%, 07/04/28[b]	EUR	1,542	2,173,327
3.38%, 04/15/20[b]	EUR	1,245	1,632,132
3.50%, 04/15/21[b]	EUR	1,069	1,446,328
3.88%, 09/15/17[b]	EUR	1,259	1,528,342
4.00%, 07/04/25[b]	EUR	1,434	2,173,897
4.38%, 07/04/19[b]	EUR	810	1,067,733

			26,319,725
FRANCE — 6.33%
France Government Bond OAT
0.00%, 05/25/20[a]	EUR	1,632	1,885,582
0.25%, 11/25/20[a]	EUR	1,150	1,341,359
0.50%, 11/25/19[a]	EUR	400	470,869
0.50%, 05/25/25[a]	EUR	1,400	1,605,269
1.00%, 05/25/18[a]	EUR	380	447,876
1.00%, 11/25/18[a]	EUR	500	592,870
1.00%, 05/25/19[a]	EUR	125	149,022
1.00%, 11/25/25[a]	EUR	700	834,255
1.50%, 05/25/31[a]	EUR	512	616,795
1.75%, 05/25/23[a]	EUR	730	929,485
1.75%, 11/25/24[a]	EUR	1,171	1,492,478
2.25%, 10/25/22[a]	EUR	463	604,426
2.25%, 05/25/24[a]	EUR	2,465	3,259,061
2.50%, 10/25/20[a]	EUR	866	1,110,248
2.50%, 05/25/30[a]	EUR	625	853,049
2.75%, 10/25/27[a]	EUR	852	1,185,320
3.00%, 04/25/22[a]	EUR	1,730	2,335,100
3.25%, 10/25/21[a]	EUR	1,200	1,623,319

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
3.25%, 05/25/45[a]	EUR	375	$589,529
3.50%, 04/25/20[a]	EUR	580	764,033
3.50%, 04/25/26[a]	EUR	579	849,854
3.75%, 04/25/17[a]	EUR	233	277,290
3.75%, 10/25/19[a]	EUR	2,235	2,921,709
3.75%, 04/25/21[a]	EUR	1,600	2,186,022
4.00%, 04/25/18[a]	EUR	825	1,027,805
4.00%, 10/25/38[a]	EUR	624	1,062,942
4.00%, 04/25/55[a]	EUR	421	777,498
4.00%, 04/25/60[a]	EUR	385	721,118
4.25%, 10/25/17[a]	EUR	240	294,067
4.25%, 10/25/18[a]	EUR	1,949	2,489,645
4.25%, 04/25/19[a]	EUR	150	195,420
4.25%, 10/25/23[a]	EUR	1,065	1,586,840
4.50%, 04/25/41[a]	EUR	729	1,353,495
4.75%, 04/25/35[a]	EUR	535	969,187
5.00%, 10/25/16[a]	EUR	346	406,554
5.50%, 04/25/29[a]	EUR	650	1,163,324
5.75%, 10/25/32[a]	EUR	856	1,659,672
6.00%, 10/25/25[a]	EUR	423	733,047
8.50%, 10/25/19[a]	EUR	250	374,464
8.50%, 04/25/23[a]	EUR	335	606,642
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	199	232,017
1.75%, 02/25/17[a]	EUR	249	290,349
2.50%, 07/25/16[a]	EUR	25	28,828

			44,897,734
GERMANY — 4.65%
Bundesobligation
0.00%, 04/17/20[a]	EUR	770	895,809
0.25%, 04/13/18[a]	EUR	660	766,714
0.25%, 10/11/19[a]	EUR	475	557,038
0.25%, 10/16/20[a]	EUR	400	470,381
0.50%, 02/23/18[a]	EUR	325	378,889
0.50%, 04/12/19[a]	EUR	518	610,280
1.00%, 10/12/18[a]	EUR	340	403,613
Bundesrepublik Deutschland
0.50%, 02/15/25[a]	EUR	725	856,030
0.50%, 02/15/26[a]	EUR	420	491,129
1.00%, 08/15/24[a]	EUR	610	752,327
1.00%, 08/15/25[a]	EUR	656	805,596
1.50%, 09/04/22[a]	EUR	555	703,406
1.50%, 02/15/23[a]	EUR	805	1,023,208

Security		Principal (000s)	Value
1.50%, 05/15/23[a]	EUR	975	$1,242,335
1.50%, 05/15/24[a]	EUR	525	672,308
1.75%, 07/04/22[a]	EUR	624	800,365
1.75%, 02/15/24[a]	EUR	625	813,488
2.00%, 01/04/22[a]	EUR	555	716,313
2.00%, 08/15/23[a]	EUR	763	1,006,509
2.25%, 09/04/20[a]	EUR	621	792,688
2.25%, 09/04/21[a]	EUR	478	621,804
2.50%, 01/04/21[a]	EUR	740	960,606
2.50%, 07/04/44[a]	EUR	324	508,338
2.50%, 08/15/46[a]	EUR	398	631,410
3.00%, 07/04/20[a]	EUR	325	425,171
3.25%, 01/04/20[a]	EUR	1,507	1,960,465
3.25%, 07/04/21[a]	EUR	375	508,645
3.25%, 07/04/42[a]	EUR	450	787,327
3.50%, 07/04/19[a]	EUR	681	878,134
3.75%, 01/04/19[a]	EUR	683	871,489
4.00%, 01/04/18[a]	EUR	590	726,901
4.00%, 01/04/37[a]	EUR	689	1,260,839
4.25%, 07/04/18[a]	EUR	780	985,515
4.25%, 07/04/39[a]	EUR	400	777,527
4.75%, 07/04/28[a]	EUR	364	632,514
4.75%, 07/04/34[a]	EUR	541	1,040,388
4.75%, 07/04/40[a]	EUR	660	1,380,601
5.50%, 01/04/31[a]	EUR	517	1,000,361
5.63%, 01/04/28[a]	EUR	415	761,204
6.25%, 01/04/24[a]	EUR	235	399,217
6.25%, 01/04/30[a]	EUR	275	555,463
6.50%, 07/04/27[a]	EUR	300	576,979

			33,009,324
IRELAND — 4.58%
Ireland Government Bond
0.80%, 03/15/22[a]	EUR	1,130	1,336,276
1.00%, 05/15/26[a]	EUR	944	1,083,229
2.00%, 02/18/45[a]	EUR	1,136	1,318,252
2.40%, 05/15/30[a]	EUR	2,413	3,119,638
3.40%, 03/18/24[a]	EUR	1,758	2,427,102
3.90%, 03/20/23[a]	EUR	1,288	1,816,585
4.40%, 06/18/19	EUR	1,794	2,351,088
4.50%, 10/18/18	EUR	2,511	3,216,680
4.50%, 04/18/20	EUR	2,966	4,009,649
5.00%, 10/18/20	EUR	1,856	2,598,059
5.40%, 03/13/25	EUR	3,193	5,063,301

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
5.50%, 10/18/17	EUR	871	$1,082,751
5.90%, 10/18/19	EUR	2,209	3,057,886

			32,480,496
ITALY — 6.57%
Italy Buoni Poliennali Del Tesoro
0.65%, 11/01/20	EUR	420	486,575
0.70%, 05/01/20	EUR	462	537,968
0.75%, 01/15/18	EUR	350	406,313
0.95%, 03/15/23	EUR	680	778,312
1.05%, 12/01/19	EUR	1,629	1,923,511
1.15%, 05/15/17	EUR	345	400,118
1.35%, 04/15/22	EUR	543	643,759
1.45%, 09/15/22	EUR	790	938,667
1.50%, 12/15/16	EUR	75	86,779
1.50%, 08/01/19	EUR	2,600	3,109,368
1.50%, 06/01/25	EUR	550	635,697
1.60%, 06/01/26	EUR	150	172,520
1.65%, 03/01/32[b]	EUR	425	467,293
2.00%, 12/01/25	EUR	550	658,561
2.15%, 12/15/21	EUR	216	267,767
2.50%, 05/01/19	EUR	347	425,827
2.50%, 12/01/24	EUR	595	745,857
2.70%, 03/01/47[b]	EUR	320	371,077
2.75%, 11/15/16	EUR	63	73,283
3.25%, 09/01/46[b]	EUR	475	617,000
3.50%, 11/01/17	EUR	241	290,644
3.50%, 06/01/18	EUR	297	364,967
3.50%, 12/01/18	EUR	525	655,320
3.50%, 03/01/30[b]	EUR	530	725,683
3.75%, 03/01/21	EUR	449	594,771
3.75%, 05/01/21	EUR	450	597,187
3.75%, 08/01/21[a]	EUR	651	868,576
3.75%, 09/01/24	EUR	350	478,000
4.00%, 09/01/20	EUR	466	617,385
4.00%, 02/01/37[a]	EUR	663	965,140
4.25%, 02/01/19[a]	EUR	570	728,244
4.25%, 09/01/19	EUR	1,414	1,839,531
4.25%, 03/01/20	EUR	550	726,607
4.50%, 02/01/18	EUR	372	459,830
4.50%, 08/01/18	EUR	640	807,152
4.50%, 03/01/19	EUR	423	545,262
4.50%, 02/01/20[a]	EUR	489	649,642
4.50%, 05/01/23	EUR	647	917,552

Security		Principal (000s)	Value
4.50%, 03/01/24	EUR	525	$749,067
4.50%, 03/01/26[a]	EUR	459	668,925
4.75%, 06/01/17	EUR	343	413,264
4.75%, 09/01/21	EUR	524	731,522
4.75%, 08/01/23[b]	EUR	620	894,734
4.75%, 09/01/28[b]	EUR	372	564,151
4.75%, 09/01/44[b]	EUR	999	1,638,918
5.00%, 03/01/22	EUR	439	625,319
5.00%, 03/01/25[b]	EUR	479	713,174
5.00%, 08/01/34[a]	EUR	727	1,183,243
5.00%, 08/01/39[a]	EUR	476	791,264
5.00%, 09/01/40[a]	EUR	542	899,612
5.25%, 08/01/17[a]	EUR	361	440,849
5.25%, 11/01/29	EUR	634	1,017,118
5.50%, 09/01/22	EUR	438	645,795
5.50%, 11/01/22	EUR	507	749,656
5.75%, 02/01/33	EUR	367	635,637
6.00%, 05/01/31	EUR	906	1,573,273
6.50%, 11/01/27	EUR	2,204	3,766,353
7.25%, 11/01/26	EUR	435	770,556
9.00%, 11/01/23	EUR	251	450,731
Italy Government International Bond
5.75%, 07/25/16[a]	EUR	50	58,003

			46,558,909
JAPAN — 23.37%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	83,900	788,689
0.10%, 03/20/18	JPY	62,450	587,513
0.10%, 06/20/19	JPY	90,450	854,277
0.10%, 09/20/19	JPY	16,300	154,053
0.10%, 12/20/19	JPY	16,950	160,299
0.10%, 03/20/20	JPY	95,400	902,589
0.10%, 06/20/20	JPY	120,350	1,139,318
0.10%, 09/20/20	JPY	228,800	2,167,201
0.10%, 12/20/20	JPY	154,900	1,468,347
0.10%, 03/20/21	JPY	149,400	1,417,272
0.20%, 06/20/17	JPY	133,700	1,255,914
0.20%, 09/20/17	JPY	136,400	1,282,819
0.20%, 12/20/17	JPY	100,000	941,558
0.20%, 09/20/18	JPY	106,200	1,003,240
0.20%, 12/20/18	JPY	180,150	1,703,507

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
0.20%, 03/20/19	JPY	120,950	$1,144,806
0.20%, 06/20/19	JPY	3,150	29,843
0.20%, 09/20/19	JPY	49,650	470,825
0.30%, 03/20/18	JPY	123,000	1,161,473
0.30%, 06/20/18	JPY	80,500	761,204
0.30%, 09/20/18	JPY	52,000	492,390
0.40%, 03/20/18	JPY	8,200	77,576
0.40%, 06/20/18	JPY	36,300	343,974
Japan Government Forty Year Bond
1.40%, 03/20/55	JPY	68,100	865,139
1.70%, 03/20/54	JPY	29,050	396,060
1.90%, 03/20/53	JPY	28,950	410,211
2.00%, 03/20/52	JPY	48,750	700,803
2.20%, 03/20/49	JPY	32,200	470,626
2.20%, 03/20/50	JPY	32,300	476,043
2.20%, 03/20/51	JPY	48,950	727,312
2.40%, 03/20/48	JPY	20,850	313,910
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	80,200	763,367
0.30%, 12/20/24	JPY	77,450	751,336
0.30%, 12/20/25	JPY	119,150	1,156,321
0.40%, 03/20/25	JPY	74,300	727,452
0.40%, 06/20/25	JPY	101,600	994,663
0.40%, 09/20/25	JPY	101,200	991,059
0.50%, 09/20/24	JPY	71,350	703,317
0.50%, 12/20/24	JPY	50,400	497,151
0.60%, 03/20/23	JPY	126,600	1,248,311
0.60%, 09/20/23	JPY	66,850	661,221
0.60%, 12/20/23	JPY	145,550	1,441,257
0.60%, 03/20/24	JPY	80,700	799,933
0.60%, 06/20/24	JPY	57,550	571,283
0.70%, 12/20/22	JPY	67,550	669,035
0.80%, 09/20/20	JPY	101,150	987,317
0.80%, 06/20/22	JPY	143,850	1,427,798
0.80%, 09/20/22	JPY	174,400	1,734,676
0.80%, 12/20/22	JPY	136,950	1,364,982
0.80%, 06/20/23	JPY	90,500	905,973
0.80%, 09/20/23	JPY	51,250	514,081
0.90%, 03/20/22	JPY	34,050	339,135
0.90%, 06/20/22	JPY	81,100	809,666
1.00%, 09/20/20	JPY	225,300	2,217,729
1.00%, 09/20/21	JPY	269,550	2,684,264

Security		Principal (000s)	Value
1.00%, 12/20/21	JPY	106,250	$1,061,120
1.00%, 03/20/22	JPY	155,800	1,560,417
1.10%, 06/20/20	JPY	76,450	753,446
1.10%, 03/20/21	JPY	103,350	1,027,695
1.10%, 06/20/21	JPY	51,050	509,360
1.10%, 09/20/21	JPY	214,250	2,144,442
1.10%, 12/20/21	JPY	87,550	879,018
1.20%, 12/20/20	JPY	354,250	3,527,237
1.20%, 06/20/21	JPY	123,400	1,237,218
1.30%, 03/20/18	JPY	33,700	324,115
1.30%, 12/20/18	JPY	166,100	1,615,328
1.30%, 03/20/19	JPY	96,500	941,929
1.30%, 09/20/19	JPY	2,000	19,662
1.30%, 12/20/19	JPY	127,550	1,258,310
1.30%, 03/20/20	JPY	33,050	327,161
1.30%, 06/20/20	JPY	63,500	630,757
1.30%, 03/20/21	JPY	160,600	1,611,749
1.40%, 03/20/18	JPY	5,200	50,103
1.40%, 12/20/18	JPY	138,100	1,346,435
1.40%, 06/20/19	JPY	50,200	493,236
1.40%, 09/20/19	JPY	36,300	358,016
1.40%, 03/20/20	JPY	69,850	693,989
1.50%, 12/20/17	JPY	135,850	1,306,037
1.50%, 06/20/18	JPY	40,050	388,297
1.50%, 09/20/18	JPY	79,050	769,621
1.50%, 03/20/19	JPY	55,800	547,674
1.50%, 06/20/19	JPY	93,700	923,400
1.70%, 09/20/17	JPY	126,950	1,218,599
1.70%, 03/20/18	JPY	60,600	587,088
1.70%, 06/20/18	JPY	26,000	253,116
1.80%, 06/20/17	JPY	75,000	717,230
1.80%, 06/20/18	JPY	26,550	258,999
1.90%, 06/20/17	JPY	82,550	790,303
Japan Government Thirty Year Bond
0.80%, 03/20/46	JPY	51,400	541,786
1.10%, 03/20/33	JPY	16,750	181,021
1.40%, 09/20/45	JPY	23,100	279,255
1.40%, 12/20/45	JPY	47,900	580,083
1.50%, 12/20/44	JPY	30,850	379,037
1.50%, 03/20/45	JPY	55,850	687,499
1.60%, 06/20/45	JPY	25,650	322,766
1.70%, 06/20/33	JPY	4,050	47,607
1.70%, 12/20/43	JPY	67,900	861,253

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
1.70%, 03/20/44	JPY	49,350	$627,319
1.70%, 06/20/44	JPY	70,500	898,153
1.70%, 09/20/44	JPY	54,200	692,014
1.80%, 11/22/32	JPY	35,500	421,209
1.80%, 03/20/43	JPY	72,950	937,281
1.80%, 09/20/43	JPY	61,550	794,556
1.90%, 09/20/42	JPY	133,000	1,733,394
1.90%, 06/20/43	JPY	42,100	552,771
2.00%, 12/20/33	JPY	7,650	93,888
2.00%, 09/20/40	JPY	84,700	1,099,798
2.00%, 09/20/41	JPY	97,500	1,279,561
2.00%, 03/20/42	JPY	84,050	1,110,156
2.20%, 09/20/39	JPY	59,050	783,509
2.20%, 03/20/41	JPY	86,500	1,168,007
2.30%, 05/20/32	JPY	4,800	60,346
2.30%, 03/20/35	JPY	27,200	350,660
2.30%, 06/20/35	JPY	20,050	258,681
2.30%, 12/20/35	JPY	5,950	77,080
2.30%, 12/20/36	JPY	18,550	242,368
2.30%, 03/20/39	JPY	63,100	844,901
2.30%, 03/20/40	JPY	74,750	1,013,266
2.40%, 11/20/31	JPY	46,600	588,842
2.40%, 03/20/34	JPY	29,900	387,201
2.40%, 12/20/34	JPY	38,000	495,451
2.40%, 03/20/37	JPY	51,250	681,245
2.40%, 09/20/38	JPY	57,050	771,219
2.50%, 06/20/34	JPY	25,500	335,076
2.50%, 09/20/34	JPY	47,700	628,666
2.50%, 09/20/35	JPY	42,650	566,454
2.50%, 03/20/36	JPY	29,800	397,525
2.50%, 06/20/36	JPY	30,200	403,544
2.50%, 09/20/36	JPY	36,900	494,359
2.50%, 09/20/37	JPY	38,250	519,123
2.50%, 03/20/38	JPY	67,700	924,135
2.90%, 11/20/30	JPY	25,000	328,705
Japan Government Twenty Year Bond
0.40%, 03/20/36	JPY	58,650	559,481
0.80%, 06/20/23	JPY	8,850	88,627
1.00%, 03/20/23	JPY	22,500	227,711
1.00%, 12/20/35	JPY	111,000	1,179,674
1.20%, 12/20/34	JPY	64,450	708,610
1.20%, 03/20/35	JPY	100,050	1,100,134
1.20%, 09/20/35	JPY	76,850	844,355

Security		Principal (000s)	Value
1.30%, 06/20/35	JPY	81,300	$907,943
1.40%, 12/20/22	JPY	19,000	196,586
1.40%, 09/20/34	JPY	96,000	1,087,103
1.50%, 06/20/32	JPY	4,900	55,793
1.50%, 03/20/33	JPY	46,400	529,995
1.50%, 03/20/34	JPY	72,350	830,022
1.50%, 06/20/34	JPY	85,000	975,901
1.60%, 06/20/30	JPY	85,600	973,261
1.60%, 03/20/32	JPY	124,900	1,438,658
1.60%, 06/20/32	JPY	5,650	65,168
1.60%, 03/20/33	JPY	57,100	660,998
1.60%, 12/20/33	JPY	48,850	567,796
1.70%, 12/20/22	JPY	21,000	221,158
1.70%, 09/20/31	JPY	7,400	86,049
1.70%, 12/20/31	JPY	48,250	561,954
1.70%, 03/20/32	JPY	5,300	61,821
1.70%, 06/20/32	JPY	5,200	60,746
1.70%, 09/20/32	JPY	588,650	6,886,592
1.70%, 12/20/32	JPY	70,050	820,632
1.70%, 06/20/33	JPY	95,700	1,124,939
1.70%, 09/20/33	JPY	81,600	960,385
1.80%, 06/20/30	JPY	50,100	582,756
1.80%, 09/20/30	JPY	37,850	441,168
1.80%, 06/20/31	JPY	31,800	373,596
1.80%, 09/20/31	JPY	59,000	694,424
1.80%, 12/20/31	JPY	40,850	481,644
1.80%, 03/20/32	JPY	46,750	552,121
1.80%, 12/20/32	JPY	16,950	201,142
1.90%, 03/22/21	JPY	1,950	20,100
1.90%, 06/20/22	JPY	15,000	158,395
1.90%, 03/20/24	JPY	18,050	196,324
1.90%, 03/20/25	JPY	14,500	160,066
1.90%, 06/20/25	JPY	19,200	212,687
1.90%, 12/20/28	JPY	63,050	729,705
1.90%, 03/20/29	JPY	47,350	549,352
1.90%, 09/20/30	JPY	46,200	544,641
1.90%, 03/20/31	JPY	31,850	377,574
1.90%, 06/20/31	JPY	59,400	706,144
2.00%, 06/21/21	JPY	2,650	27,596
2.00%, 03/21/22	JPY	100	1,057
2.00%, 12/20/24	JPY	23,300	258,224
2.00%, 03/20/25	JPY	7,050	78,416
2.00%, 06/20/25	JPY	13,800	154,058
2.00%, 09/20/25	JPY	20,650	231,356

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
2.00%, 12/20/25	JPY	10,800	$121,361
2.00%, 03/20/27	JPY	17,350	198,492
2.00%, 06/20/30	JPY	43,700	519,760
2.00%, 12/20/30	JPY	54,050	646,301
2.00%, 03/20/31	JPY	253,450	3,039,434
2.10%, 12/20/21	JPY	41,850	442,313
2.10%, 03/20/24	JPY	36,900	406,843
2.10%, 09/20/24	JPY	28,400	315,685
2.10%, 03/20/25	JPY	14,900	166,980
2.10%, 06/20/25	JPY	14,150	159,183
2.10%, 09/20/25	JPY	18,850	212,856
2.10%, 12/20/25	JPY	500	5,664
2.10%, 03/20/26	JPY	9,600	109,076
2.10%, 12/20/26	JPY	88,650	1,019,357
2.10%, 03/20/27	JPY	51,350	592,712
2.10%, 06/20/27	JPY	9,100	105,386
2.10%, 09/20/27	JPY	13,850	160,916
2.10%, 12/20/27	JPY	73,850	861,214
2.10%, 06/20/28	JPY	18,450	216,601
2.10%, 09/20/28	JPY	54,750	644,688
2.10%, 12/20/28	JPY	43,000	507,793
2.10%, 03/20/29	JPY	46,500	550,651
2.10%, 06/20/29	JPY	55,850	663,226
2.10%, 09/20/29	JPY	74,900	891,884
2.10%, 12/20/29	JPY	59,950	716,229
2.10%, 03/20/30	JPY	62,300	746,703
2.10%, 12/20/30	JPY	69,050	835,008
2.20%, 06/22/20	JPY	1,200	12,339
2.20%, 09/21/20	JPY	71,850	742,870
2.20%, 12/20/21	JPY	800	8,498
2.20%, 03/20/24	JPY	14,750	163,726
2.20%, 06/20/24	JPY	50,000	557,162
2.20%, 03/20/26	JPY	10,700	122,569
2.20%, 06/20/26	JPY	750	8,632
2.20%, 09/20/26	JPY	66,000	762,397
2.20%, 09/20/27	JPY	28,350	332,407
2.20%, 03/20/28	JPY	50,000	590,757
2.20%, 09/20/28	JPY	59,100	702,743
2.20%, 06/20/29	JPY	24,450	293,334
2.20%, 12/20/29	JPY	26,800	323,574
2.20%, 03/20/30	JPY	35,300	427,635
2.20%, 03/20/31	JPY	62,350	764,855
2.30%, 09/20/18	JPY	3,150	31,227
2.30%, 03/20/26	JPY	100,150	1,156,524

Security		Principal (000s)	Value
2.30%, 06/20/26	JPY	16,300	$189,154
2.30%, 09/20/26	JPY	2,900	33,782
2.30%, 06/20/27	JPY	24,000	282,953
2.30%, 06/20/28	JPY	16,250	194,459
2.40%, 03/20/20	JPY	1,100	11,328
2.40%, 06/20/24	JPY	50,000	564,839
2.40%, 03/20/28	JPY	26,500	318,996
2.40%, 06/20/28	JPY	50,000	604,009
2.50%, 03/20/20	JPY	1,150	11,885
2.50%, 12/21/20	JPY	119,000	1,252,161
2.60%, 03/20/18	JPY	40,000	393,880
2.90%, 09/20/19	JPY	950	9,821
Japan Government Two Year Bond
0.10%, 12/15/17	JPY	3,700	34,785
0.10%, 02/15/18	JPY	234,000	2,200,906

			165,677,156
NETHERLANDS — 4.57%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	2,140	2,472,543
0.25%, 01/15/20	EUR	860	1,007,409
0.25%, 07/15/25[b]	EUR	1,100	1,244,741
1.25%, 01/15/18[b]	EUR	676	796,810
1.25%, 01/15/19[b]	EUR	925	1,107,542
1.75%, 07/15/23[b]	EUR	2,528	3,241,623
2.00%, 07/15/24[b]	EUR	1,015	1,329,388
2.25%, 07/15/22[b]	EUR	1,283	1,679,862
2.50%, 01/15/33[b]	EUR	851	1,220,507
2.75%, 01/15/47[b]	EUR	710	1,144,816
3.25%, 07/15/21[b]	EUR	1,075	1,452,506
3.50%, 07/15/20[b]	EUR	1,296	1,723,718
3.75%, 01/15/23	EUR	1,377	1,973,084
3.75%, 01/15/42[b]	EUR	1,576	2,894,406
4.00%, 07/15/18[b]	EUR	725	912,166
4.00%, 07/15/19[b]	EUR	1,502	1,963,880
4.00%, 01/15/37[b]	EUR	932	1,675,442
4.50%, 07/15/17[b]	EUR	680	825,905
5.50%, 01/15/28	EUR	825	1,471,376
7.50%, 01/15/23	EUR	1,304	2,243,686

			32,381,410
NORWAY — 1.74%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	11,500	1,431,659

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
1.75%, 03/13/25[b]	NOK	8,600	$1,100,369
2.00%, 05/24/23[b]	NOK	11,786	1,546,839
3.00%, 03/14/24[b]	NOK	13,300	1,867,161
3.75%, 05/25/21[b]	NOK	17,675	2,498,277
4.25%, 05/19/17[b]	NOK	11,563	1,490,771
4.50%, 05/22/19[b]	NOK	17,198	2,384,305

			12,319,381
PORTUGAL — 4.64%
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22[b]	EUR	650	735,227
2.88%, 10/15/25[b]	EUR	3,735	4,241,818
2.88%, 07/21/26[b]	EUR	1,403	1,568,391
3.85%, 04/15/21[b]	EUR	1,895	2,367,168
3.88%, 02/15/30[b]	EUR	1,128	1,334,666
4.10%, 04/15/37[b]	EUR	1,956	2,298,562
4.10%, 02/15/45[b]	EUR	550	630,169
4.20%, 10/15/16[b]	EUR	220	257,184
4.35%, 10/16/17[b]	EUR	1,633	1,977,488
4.45%, 06/15/18[b]	EUR	2,538	3,136,462
4.75%, 06/14/19[b]	EUR	3,445	4,376,229
4.80%, 06/15/20[b]	EUR	2,961	3,821,414
4.95%, 10/25/23[b]	EUR	1,658	2,182,648
5.65%, 02/15/24[b]	EUR	2,926	3,985,715

			32,913,141
SPAIN — 4.52%
Spain Government Bond
0.25%, 04/30/18	EUR	650	749,138
0.25%, 01/31/19	EUR	804	926,722
0.50%, 10/31/17	EUR	175	202,198
0.75%, 07/30/21	EUR	750	866,687
1.15%, 07/30/20	EUR	710	839,936
1.40%, 01/31/20	EUR	2,270	2,712,404
1.60%, 04/30/25[b]	EUR	625	725,822
1.95%, 04/30/26[b]	EUR	350	413,865
1.95%, 07/30/30[b]	EUR	470	533,181
2.15%, 10/31/25[b]	EUR	646	780,638
2.75%, 04/30/19	EUR	871	1,077,692
2.75%, 10/31/24[b]	EUR	785	996,975
2.90%, 10/31/46[b]	EUR	450	523,785
3.75%, 10/31/18	EUR	625	783,555
3.80%, 01/31/17[b]	EUR	57	67,218
3.80%, 04/30/24[b]	EUR	1,575	2,146,680

Security		Principal (000s)	Value
4.00%, 04/30/20[b]	EUR	681	$894,040
4.10%, 07/30/18[b]	EUR	640	801,411
4.20%, 01/31/37[b]	EUR	745	1,088,161
4.25%, 10/31/16	EUR	20	23,413
4.30%, 10/31/19[b]	EUR	652	854,265
4.40%, 10/31/23[b]	EUR	640	906,296
4.50%, 01/31/18	EUR	387	478,586
4.60%, 07/30/19[b]	EUR	689	903,434
4.65%, 07/30/25[b]	EUR	995	1,449,503
4.70%, 07/30/41[b]	EUR	378	593,916
4.80%, 01/31/24[b]	EUR	456	662,240
4.85%, 10/31/20[b]	EUR	494	677,096
4.90%, 07/30/40[b]	EUR	381	612,529
5.15%, 10/31/28[b]	EUR	380	591,714
5.15%, 10/31/44[b]	EUR	335	565,729
5.40%, 01/31/23[b]	EUR	859	1,273,212
5.50%, 07/30/17[b]	EUR	408	499,960
5.50%, 04/30/21[b]	EUR	716	1,021,836
5.75%, 07/30/32	EUR	501	857,434
5.85%, 01/31/22[b]	EUR	626	927,525
5.90%, 07/30/26[b]	EUR	400	641,622
6.00%, 01/31/29	EUR	818	1,370,266

			32,040,684
SWEDEN — 2.95%
Sweden Government Bond
1.00%, 11/12/26	SEK	12,260	1,545,790
1.50%, 11/13/23	SEK	18,440	2,472,567
2.50%, 05/12/25	SEK	14,245	2,065,542
3.50%, 06/01/22	SEK	19,145	2,853,858
3.50%, 03/30/39	SEK	11,565	1,899,382
3.75%, 08/12/17	SEK	20,905	2,751,529
4.25%, 03/12/19	SEK	28,095	3,971,602
5.00%, 12/01/20	SEK	22,040	3,385,040

			20,945,310
SWITZERLAND — 1.66%
Switzerland Government Bond
1.50%, 04/30/42[a]	CHF	120	165,434
2.00%, 04/28/21[a]	CHF	1,300	1,543,453
2.25%, 07/06/20[a]	CHF	1,509	1,781,517
3.00%, 01/08/18[a]	CHF	1,720	1,911,291
3.00%, 05/12/19[a]	CHF	1,297	1,516,347
4.00%, 02/11/23[a]	CHF	1,015	1,390,290
4.00%, 04/08/28[a]	CHF	1,245	1,949,266

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2016

Security		Principal (000s)	Value
4.25%, 06/05/17[a]	CHF	1,345	$1,481,394

			11,738,992
UNITED KINGDOM — 4.81%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	100	147,517
1.50%, 01/22/21[a]	GBP	1,050	1,575,145
1.50%, 07/22/26[a]	GBP	100	143,358
1.75%, 09/07/22[a]	GBP	1,322	2,005,369
2.00%, 07/22/20[a]	GBP	625	957,890
2.00%, 09/07/25[a]	GBP	738	1,118,184
2.25%, 09/07/23[a]	GBP	588	915,396
2.50%, 07/22/65[a]	GBP	150	237,830
2.75%, 09/07/24[a]	GBP	1,275	2,050,642
3.25%, 01/22/44[a]	GBP	653	1,120,950
3.50%, 01/22/45[a]	GBP	648	1,165,150
3.50%, 07/22/68[a]	GBP	575	1,172,553
3.75%, 09/07/19[a]	GBP	325	525,092
3.75%, 09/07/20[a]	GBP	772	1,272,279
3.75%, 09/07/21[a]	GBP	414	693,637
3.75%, 07/22/52[a]	GBP	518	1,033,527
4.00%, 03/07/22[a]	GBP	325	556,522
4.00%, 01/22/60[a]	GBP	471	1,032,103
4.25%, 12/07/27[a]	GBP	244	450,421
4.25%, 06/07/32[a]	GBP	540	1,022,535
4.25%, 03/07/36[a]	GBP	565	1,087,910
4.25%, 09/07/39[a]	GBP	399	783,463
4.25%, 12/07/40[a]	GBP	395	783,177
4.25%, 12/07/46[a]	GBP	1,055	2,177,731
4.25%, 12/07/49[a]	GBP	450	956,524
4.25%, 12/07/55[a]	GBP	507	1,137,698
4.50%, 09/07/34[a]	GBP	1,082	2,130,760
4.50%, 12/07/42[a]	GBP	798	1,660,890
4.75%, 03/07/20[a]	GBP	375	632,769
4.75%, 12/07/30[a]	GBP	496	979,182
4.75%, 12/07/38[a]	GBP	528	1,102,784
5.00%, 03/07/25[a]	GBP	383	723,503
6.00%, 12/07/28[a]	GBP	205	443,359
8.00%, 06/07/21[a]	GBP	171	338,216

			34,134,066

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $667,484,207)			676,580,373

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	165	$165,091

		165,091

TOTAL SHORT-TERM INVESTMENTS
(Cost: $165,091)		165,091

TOTAL INVESTMENTS IN SECURITIES — 95.44%
(Cost: $667,649,298)		676,745,464
Other Assets, Less Liabilities — 4.56%		32,301,545

NET ASSETS — 100.00%		$709,047,009

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$105,287,101	$667,484,207
Affiliated (Note 2)	6,928	165,091

Total cost of investments	$105,294,029	$667,649,298

Investments in securities, at fair value (Note 1):
Unaffiliated	$106,956,048	$676,580,373
Affiliated (Note 2)	6,928	165,091

Total fair value of investments	106,962,976	676,745,464
Foreign currency, at value[a]	891,937	18,688,385
Receivables:
Investment securities sold	534,057	9,365,180
Due from custodian (Note 4)	—	2,932,262
Interest	1,273,257	6,646,810
Capital shares sold	—	287,507

Total Assets	109,662,227	714,665,608

LIABILITIES
Payables:
Investment securities purchased	1,108,096	5,440,718
Investment advisory fees (Note 2)	23,555	177,881

Total Liabilities	1,131,651	5,618,599

NET ASSETS	$108,530,576	$709,047,009

Net assets consist of:
Paid-in capital	$122,700,798	$714,224,091
Undistributed net investment income	7,924	2,695,711
Accumulated net realized loss	(15,891,054)	(17,521,949)
Net unrealized appreciation	1,712,908	9,649,156

NET ASSETS	$108,530,576	$709,047,009

Shares outstanding[b]	1,300,000	7,200,000

Net asset value per share	$83.49	$98.48

[a]	Cost of foreign currency: $880,299 and $18,339,464, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$119	$1,419
Interest — unaffiliated	178,453	3,851,677

Total investment income	178,572	3,853,096

EXPENSES
Investment advisory fees (Note 2)	208,263	920,950

Total expenses	208,263	920,950
Less investment advisory fees waived (Note 2)	(37,599)	—

Net expenses	170,664	920,950

Net investment income	7,908	2,932,146

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,601,920)	(1,841,625)
In-kind redemptions — unaffiliated	(424,937)	(5,361,588)
Foreign currency transactions	(42,648)	764,364

Net realized loss	(7,069,505)	(6,438,849)

Net change in unrealized appreciation/depreciation on:
Investments	13,407,699	48,837,262
Translation of assets and liabilities in foreign currencies	119,470	662,944

Net change in unrealized appreciation/depreciation	13,527,169	49,500,206

Net realized and unrealized gain	6,457,664	43,061,357

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,465,572	$45,993,503

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,908	$286,830	$2,932,146	$6,505,105
Net realized loss	(7,069,505)	(15,796,070)	(6,438,849)	(13,966,912)
Net change in unrealized appreciation/depreciation	13,527,169	(1,457,546)	49,500,206	(31,090,420)

Net increase (decrease) in net assets resulting from operations	6,465,572	(16,966,786)	45,993,503	(38,552,227)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(368,363)	(211,927)	—
Return of capital	—	(1,206)	—	(1,302,170)

Total distributions to shareholders	—	(369,569)	(211,927)	(1,302,170)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,003,226	240,060,491	120,778,800
Cost of shares redeemed	(24,258,294)	(31,764,788)	(59,218,570)	(135,203,908)

Net increase (decrease) in net assets from capital share transactions	(24,258,294)	(23,761,562)	180,841,921	(14,425,108)

INCREASE (DECREASE) IN NET ASSETS	(17,792,722)	(41,097,917)	226,623,497	(54,279,505)

NET ASSETS
Beginning of period	126,323,298	167,421,215	482,423,512	536,703,017

End of period	$108,530,576	$126,323,298	$709,047,009	$482,423,512

Undistributed net investment income (accumulated net investment loss)	$7,924	$16	$2,695,711	$(24,508)

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	2,550,000	1,300,000
Shares redeemed	(300,000)	(400,000)	(650,000)	(1,450,000)

Net increase (decrease) in shares outstanding	(300,000)	(300,000)	1,900,000	(150,000)

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011
Net asset value, beginning of period	$78.95	$88.12	$95.66	$97.55	$104.25	$106.02	$102.17

Income from investment operations:
Net investment income[b]	0.01	0.15	0.55	0.98	2.28	1.75	1.24
Net realized and unrealized gain (loss)[c]	4.53	(9.12)	(7.77)	(2.23)	(6.05)	(1.23)	3.65

Total from investment operations	4.54	(8.97)	(7.22)	(1.25)	(3.77)	0.52	4.89

Less distributions from:
Net investment income	—	(0.20)	(0.32)	(0.33)	(2.93)	(2.29)	(1.04)
Return of capital	—	(0.00)[d]	—	(0.31)	—	—	—

Total distributions	—	(0.20)	(0.32)	(0.64)	(2.93)	(2.29)	(1.04)

Net asset value, end of period	$83.49	$78.95	$88.12	$95.66	$97.55	$104.25	$106.02

Total return	5.74%[e]	(10.19)%	(7.57)%	(1.29)%	(3.62)%	0.48%[e]	4.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$108,531	$126,323	$167,421	$167,413	$185,345	$166,794	$127,225
Ratio of expenses to average net assets[f]	0.29%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to waived fees[f]	0.35%	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	0.01%	0.19%	0.58%	1.04%	2.36%	2.44%	1.22%
Portfolio turnover rate[g]	27%	53%	51%	74%	100%	57%	136%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011
Net asset value, beginning of period	$91.02	$98.48	$101.81	$102.72	$104.49	$103.38	$101.75

Income from investment operations:
Net investment income[b]	0.51	1.28	1.69	2.01	2.91	2.08	2.37
Net realized and unrealized gain (loss)[c]	6.99	(8.49)	(3.32)	(1.43)	(1.63)	1.22	1.59

Total from investment operations	7.50	(7.21)	(1.63)	0.58	1.28	3.30	3.96

Less distributions from:
Net investment income	(0.04)	—	(1.70)	(1.49)	(3.05)	(2.19)	(2.33)
Return of capital	—	(0.25)	—	—	—	—	—

Total distributions	(0.04)	(0.25)	(1.70)	(1.49)	(3.05)	(2.19)	(2.33)

Net asset value, end of period	$98.48	$91.02	$98.48	$101.81	$102.72	$104.49	$103.38

Total return	8.23%[d]	(7.33)%	(1.65)%	0.58%	1.35%	3.19%[d]	3.98%

Ratios/Supplemental data:
Net assets, end of period (000s)	$709,047	$482,424	$536,703	$458,160	$349,251	$282,130	$186,079
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.11%	1.38%	1.65%	2.01%	2.93%	2.94%	2.35%
Portfolio turnover rate[f]	6%	10%	28%	13%	48%	27%	72%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
1-3 Year International Treasury Bond
Investments:
Assets:
Foreign Government Obligations	$—	$106,956,048	$—	$106,956,048
Money Market Funds	6,928	—	—	6,928

Total	$6,928	$106,956,048	$—	$106,962,976

International Treasury Bond
Investments:
Assets:
Foreign Government Obligations	$—	$676,580,373	$—	$676,580,373
Money Market Funds	165,091	—	—	165,091

Total	$165,091	$676,580,373	$—	$676,745,464

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited, (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of each Fund.

For the six months ended April, 30 2016, BFA has voluntarily waived a portion of its investment advisory fees for the iShares 1-3 Year International Treasury Bond ETF in the amount of $37,599.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, the purchases and sales transactions executed by the iShares International Treasury Bond ETF pursuant to Rule 17a-7 under the 1940 Act were $868,783 and $ —, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$31,253,715	$45,630,138
International Treasury Bond	150,573,671	31,560,139

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$—	$7,688,726
International Treasury Bond	107,061,462	56,493,951

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
1-3 Year International Treasury Bond	$8,377,142	$1,262	$117,648	$8,496,052
International Treasury Bond	10,449,419	66,505	55,392	10,571,316

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$105,619,526	$3,795,524	$(2,452,074)	$1,343,450
International Treasury Bond	668,161,082	24,915,377	(16,330,995)	8,584,382

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Notes:

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1003-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
➢	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
➢	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
➢	iShares Baa - Ba Rated Corporate Bond ETF | QLTB | BATS
➢	iShares B - Ca Rated Corporate Bond ETF | QLTC | BATS
➢	iShares Convertible Bond ETF | ICVT | BATS
➢	iShares Floating Rate Bond ETF | FLOT | NYSE Arca

Fund Performance Overview

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.09%, net of fees, while the total return for the Index was 1.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.90)%	(2.17)%	(1.32)%	(1.90)%	(2.17)%	(1.32)%
Since Inception	1.13%	1.16%	1.43%	2.89%	2.98%	3.67%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,010.90	$1.50	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 4/30/16

Sector	Percentage of Total Investments[1]

Consumer Non-Cyclical	18.93%
Communications	18.59
Financial	16.58
Consumer Cyclical	12.59
Energy	9.77
Basic Materials	9.28
Industrial	8.89
Utilities	2.88
Technology	2.15
Diversified	0.34

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Baa	0.36%
Ba	43.47
B	38.12
Caa	16.82
Ca	0.20
Not Rated	1.03

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.48%, net of fees, while the total return for the Index was 1.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.85%	1.76%	1.95%	1.85%	1.76%	1.95%
Since Inception	1.88%	1.97%	2.06%	4.86%	5.08%	5.33%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.80	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 4/30/16

Sector/Investment Type	Percentage of Total Investments[1]

Financial	45.98%
Consumer Non-Cyclical	15.71
Communications	8.56
Energy	8.18
Consumer Cyclical	6.16
Technology	5.21
Industrial	5.04
Utilities	2.26
Basic Materials	2.15
U.S. Government Obligations	0.50
Diversified	0.25

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	2.08%
Aa	16.14
A	45.02
Baa	34.88
Ba	1.63
Not Rated	0.25

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® Aaa - A RATED CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.29%, net of fees, while the total return for the Index was 4.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.97%	4.70%	3.92%	3.97%	4.70%	3.92%
Since Inception	3.63%	3.76%	3.86%	16.18%	16.82%	17.28%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.90	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 4/30/16

Sector	Percentage of Total Investments*

Financial	39.58%
Consumer Non-Cyclical	18.77
Technology	9.32
Energy	8.40
Industrial	6.47
Consumer Cyclical	5.94
Communications	5.24
Utilities	4.34
Basic Materials	1.91
Diversified	0.03

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/16

Maturity	Percentage of Total Investments*

1-5 Years	44.18%
5-10 Years	27.97
10-15 Years	1.21
15-20 Years	4.19
More than 20 Years	22.45

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares Baa - Ba Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Baa1 to Ba3, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate Baa - Ba Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.03%, net of fees, while the total return for the Index was 4.22%.

Special note: On June 23, 2016, the Board unanimously voted to close and liquidate the Fund. After the close of business on August 23, 2016, subject to applicable law, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.83%	2.43%	2.09%	1.83%	2.43%	2.09%
Since Inception	4.50%	4.56%	4.89%	19.34%	19.62%	21.14%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.30	$1.52	$1,000.00	$1,023.40	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 4/30/16

Sector	Percentage of Total Investments*

Financial	23.83%
Communications	20.92
Consumer Non-Cyclical	16.43
Energy	12.36
Consumer Cyclical	8.31
Basic Materials	6.12
Industrial	5.80
Technology	3.26
Utilities	2.80
Diversified	0.17

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/16

Maturity	Percentage of Total Investments*

1-5 Years	33.12%
5-10 Years	40.85
10-15 Years	3.02
15-20 Years	3.73
More than 20 Years	19.28

TOTAL	100.00%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® B - Ca RATED CORPORATE BOND ETF

Performance as of April 30, 2016

The iShares B - Ca Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of B1 to Ca, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate B - Ca Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.30%, net of fees, while the total return for the Index was 2.41%.

Special note: On June 23, 2016, the Board unanimously voted to close and liquidate the Fund. After the close of business on August 23, 2016, subject to applicable law, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.71)%	(3.59)%	(3.26)%	(3.71)%	(3.59)%	(3.26)%
Since Inception	4.09%	4.12%	4.76%	17.49%	17.64%	20.55%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,023.00	$1.76	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 4/30/16

Sector	Percentage of Total Investments*

Consumer Non-Cyclical	27.04%
Communications	22.80
Energy	11.92
Consumer Cyclical	11.06
Industrial	7.28
Basic Materials	6.62
Utilities	4.24
Financial	4.18
Technology	3.59
Diversified	1.27

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/16

Maturity	Percentage of Total Investments*

1-5 Years	35.66%
5-10 Years	61.95
10-15 Years	0.70
15-20 Years	0.35
More than 20 Years	1.34

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® CONVERTIBLE BOND ETF

Performance as of April 30, 2016

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Barclays U.S. Convertible Cash Pay Bond > $250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was -3.57%, net of fees, while the total return for the Index was -3.48%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(8.37)%	(7.76)%	(8.12)%

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$964.30	$1.71	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 4/30/16

Sector	Percentage of Total Investments*

Technology	29.92%
Communications	23.67
Consumer Non-Cyclical	18.31
Consumer Cyclical	8.78
Financial	8.42
Industrial	4.35
Energy	4.11
Basic Materials	1.90
Utilities	0.54

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/16

Maturity	Percentage of Total Investments*

0-1 Year	0.10%
1-5 Years	58.71
5-10 Years	14.95
10-15 Years	2.27
15-20 Years	8.89
More than 20 Years	15.08

TOTAL	100.00%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FLOATING RATE BOND ETF

Performance as of April 30, 2016

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Barclays US Floating Rate Note < 5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.48%, net of fees, while the total return for the Index was 0.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.24%	0.18%	0.47%	0.24%	0.18%	0.47%
Since Inception	0.82%	0.81%	1.01%	4.06%	4.04%	5.04%

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.80	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR As of 4/30/16

Sector/Investment Type	Percentage of Total Investments[1]

Financial	60.66%
Foreign Government Obligations	13.35
Consumer Cyclical	6.98
Energy	5.59
Consumer Non-Cyclical	4.42
Communications	4.06
Technology	3.05
Industrial	0.84
Basic Materials	0.72
Utilities	0.33

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	14.51%
Aa	29.13
A	42.57
Baa	13.21
Ba	0.33
Not Rated	0.25

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.33%

ADVERTISING — 0.17%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 05/31/16)[a]	$1,430	$1,469,920

		1,469,920
AEROSPACE & DEFENSE — 0.64%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (Call 05/30/16)[a,b]	1,425	1,161,375
Aerojet Rocketdyne Holdings Inc.
7.13%, 03/15/21 (Call 05/31/16)	1,000	1,052,495
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/31/16)	1,007	795,950
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a]	1,100	1,200,352
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/16)[b]	1,297	1,317,266

		5,527,438
AGRICULTURE — 0.02%
Vector Group Ltd.
7.75%, 02/15/21 (Call 05/31/16)	200	209,750

		209,750
AIRLINES — 0.75%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	835	873,619
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	1,265	1,253,931
5.50%, 10/01/19[a]	1,575	1,606,500
6.13%, 06/01/18[b]	970	1,005,890
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	899	934,960

Security	Principal (000s)	Value
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[a]	$800	$804,760

		6,479,660
APPAREL — 0.11%
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)[b]	900	934,071

		934,071
AUTO MANUFACTURERS — 0.83%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	3,170	3,239,740
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	1,350	1,357,734
4.13%, 12/15/18[a]	1,550	1,588,750
4.25%, 11/15/19[a]	975	1,001,813

		7,188,037
AUTO PARTS & EQUIPMENT — 0.65%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 05/31/16)[b]	960	1,003,296
Dana Holding Corp.
6.75%, 02/15/21 (Call 05/31/16)[b]	785	812,615
Gestamp Funding Luxembourg SA
5.63%, 05/31/20 (Call 05/31/16)[a,b]	750	766,572
Titan International Inc.
6.88%, 10/01/20 (Call 10/01/16)[b]	892	773,810
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	2,165	2,263,778

		5,620,071
BANKS — 2.47%
CIT Group Inc.
3.88%, 02/19/19	2,090	2,107,706
4.25%, 08/15/17	3,545	3,602,606
5.00%, 05/15/17	3,070	3,125,644
5.25%, 03/15/18	2,937	3,041,447
5.38%, 05/15/20	1,720	1,807,252

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
5.50%, 02/15/19[a]	$3,670	$3,835,150
6.63%, 04/01/18[a]	1,420	1,502,005
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	770	794,570
Royal Bank of Scotland NV
4.65%, 06/04/18	1,240	1,278,936
Synovus Financial Corp.
5.13%, 06/15/17	388	397,700

		21,493,016
BEVERAGES — 0.76%
Constellation Brands Inc.
3.88%, 11/15/19[b]	865	908,938
7.25%, 09/01/16	1,757	1,787,132
7.25%, 05/15/17[b]	1,301	1,369,746
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	1,320	1,386,191
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 05/31/16)[a]	1,103	1,148,499

		6,600,506
BUILDING MATERIALS — 1.16%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 05/31/16)	1,735	1,429,206
Euramax International Inc.
12.00%, 08/15/20 (Call 02/15/18)[a]	950	864,500
Hanson Ltd.
6.13%, 08/15/16	1,726	1,743,260
Louisiana-Pacific Corp.
7.50%, 06/01/20 (Call 06/01/16)	818	849,698
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	400	406,200
7.13%, 03/15/20	963	1,108,252
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	1,125	1,172,813

Security	Principal (000s)	Value
USG Corp.
6.30%, 11/15/16	$1,113	$1,144,164
9.75%, 01/15/18	1,200	1,347,000

		10,065,093
CHEMICALS — 2.19%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	1,520	1,561,800
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	1,455	1,444,087
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/16)[b]	3,295	2,718,375
8.88%, 02/01/18 (Call 05/31/16)	2,120	1,637,700
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	1,450	1,456,344
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 05/30/16)[a,b]	1,100	1,113,940
6.13%, 08/15/18 (Call 05/31/16)[a,b]	1,660	1,683,942
Perstorp Holding AB
8.75%, 05/15/17 (Call 05/31/16)[a,b]	850	840,893
11.00%, 08/15/17 (Call 05/31/16)[a,b]	900	872,000
PQ Corp.
8.75%, 11/01/18 (Call 05/13/16)[a]	1,270	1,325,563
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 05/31/16)[a]	850	727,458
8.25%, 01/15/21 (Call 05/31/16)[a]	1,000	752,917
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	1,770	1,305,375
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/31/16)	1,870	1,584,638

		19,025,032

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 3.65%
ADT Corp. (The)
2.25%, 07/15/17	$1,695	$1,716,188
4.13%, 04/15/19	1,145	1,219,425
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/16)	1,938	1,941,731
8.75%, 12/01/20 (Call 05/31/16)[b]	1,955	1,818,761
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	1,155	897,750
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/31/16)[a]	1,060	1,049,400
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[a]	922	825,390
DynCorp International Inc.
10.38%, 07/01/17 (Call 05/31/16)	1,005	817,397
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 05/30/16)[a]	2,400	1,494,000
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	1,470	1,214,588
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/31/16)[b]	1,750	1,774,657
6.75%, 04/15/19 (Call 05/31/16)	2,339	2,380,470
7.38%, 01/15/21 (Call 05/31/16)[b]	870	895,013
7.50%, 10/15/18 (Call 05/31/16)	1,508	1,530,081
Laureate Education Inc.
9.25%, 09/01/19 (Call 05/31/16)[a]	2,800	2,534,000
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	1,040	1,027,552

Security	Principal (000s)	Value
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a]	$1,055	$1,106,431
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/16)[b]	1,270	1,076,325
Prospect Medical Holdings Inc.
8.38%, 05/01/19 (Call 05/31/16)[a]	975	1,007,906
RR Donnelley & Sons Co.
7.63%, 06/15/20[b]	620	639,434
7.88%, 03/15/21	1,080	1,123,200
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 05/31/16)[a]	1,220	1,213,900
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 05/31/16)[a]	960	649,600
United Rentals North America Inc.
7.38%, 05/15/20 (Call 05/31/16)[b]	1,642	1,710,307

		31,663,506
COMPUTERS — 0.42%
Dell Inc.
5.65%, 04/15/18	955	999,567
5.88%, 06/15/19[b]	1,500	1,575,000
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	1,070	1,064,650

		3,639,217
COSMETICS & PERSONAL CARE — 0.44%
Albea Beauty Holdings SA
8.38%, 11/01/19 (Call 05/31/16)[a]	961	1,009,050
Avon Products Inc.
6.35%, 03/15/20	970	819,347
6.50%, 03/01/19	885	793,520
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/16)[b]	1,142	1,164,840

		3,786,757

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.36%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	$2,940	$3,120,075

		3,120,075
DIVERSIFIED FINANCIAL SERVICES — 11.30%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	850	850,000
3.75%, 05/15/19	2,420	2,465,375
4.25%, 07/01/20	1,100	1,133,000
4.63%, 10/30/20[b]	2,140	2,226,789
Aircastle Ltd.
4.63%, 12/15/18[b]	770	791,175
5.13%, 03/15/21[b]	1,210	1,279,575
6.25%, 12/01/19[b]	1,048	1,148,454
6.75%, 04/15/17[b]	1,150	1,192,090
Ally Financial Inc.
2.75%, 01/30/17	1,936	1,933,311
3.25%, 02/13/18	1,550	1,549,031
3.25%, 11/05/18	1,035	1,031,361
3.50%, 07/18/16	2,122	2,124,122
3.50%, 01/27/19[b]	2,050	2,045,387
3.60%, 05/21/18	1,970	1,974,649
3.75%, 11/18/19	1,390	1,395,213
4.13%, 03/30/20[b]	1,650	1,689,187
4.75%, 09/10/18	1,670	1,705,487
5.50%, 02/15/17	3,080	3,145,450
6.25%, 12/01/17	2,140	2,231,680
7.50%, 09/15/20	1,020	1,152,600
8.00%, 12/31/18	1,160	1,271,650
8.00%, 03/15/20	1,743	1,977,060
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	1,610	1,014,300
Fly Leasing Ltd.
6.75%, 12/15/20 (Call 12/15/16)	800	802,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	2,785	2,785,000

Security	Principal (000s)	Value
4.88%, 03/15/19 (Call 07/15/16)	$2,685	$2,668,219
6.00%, 08/01/20 (Call 02/01/17)[b]	3,440	3,422,800
International Lease Finance Corp.
3.88%, 04/15/18[b]	1,290	1,309,028
5.75%, 05/15/16	1,595	1,596,005
5.88%, 04/01/19	1,620	1,735,425
6.25%, 05/15/19	2,660	2,886,100
8.25%, 12/15/20	2,165	2,560,112
8.75%, 03/15/17	3,590	3,780,270
8.88%, 09/01/17[b]	1,374	1,479,080
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 05/31/16)[a]	1,350	1,248,750
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[a]	1,250	1,153,125
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a]	215	226,556
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/31/16)[b]	870	839,550
7.88%, 10/01/20 (Call 10/01/16)	960	924,000
9.63%, 05/01/19 (Call 05/31/16)[b]	750	780,000
Navient Corp.
4.63%, 09/25/17[b]	1,168	1,185,520
4.88%, 06/17/19[b]	2,030	1,953,875
5.00%, 10/26/20[b]	870	830,850
5.50%, 01/15/19	2,560	2,544,000
5.88%, 03/25/21[b]	1,180	1,126,900
6.00%, 01/25/17	2,290	2,330,075
8.00%, 03/25/20	3,120	3,268,200
8.45%, 06/15/18	5,060	5,414,200
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	850	788,375

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	$1,470	$1,505,831
Outerwall Inc.
6.00%, 03/15/19 (Call 05/31/16)[b]	140	124,950
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 05/31/16)[a,b]	874	914,423
Springleaf Finance Corp.
5.25%, 12/15/19[b]	1,732	1,642,284
5.75%, 09/15/16[b]	600	604,097
6.90%, 12/15/17[b]	3,450	3,592,929
8.25%, 12/15/20	1,675	1,727,344
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 05/31/16)[a,b]	1,399	1,091,220

		98,168,039
ELECTRIC — 2.21%
AES Corp./VA
8.00%, 06/01/20[b]	1,005	1,158,262
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	8	8,160
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)	4,385	4,416,322
FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)	1,301	1,315,886
GenOn Energy Inc.
7.88%, 06/15/17	1,470	1,275,225
9.50%, 10/15/18	1,408	1,094,720
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	935	950,194
5.00%, 05/01/18 (Call 04/01/18)	735	770,831
NRG Energy Inc.
7.63%, 01/15/18	2,188	2,346,630
8.25%, 09/01/20 (Call 05/31/16)[b]	2,275	2,366,000

Security	Principal (000s)	Value
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 07/15/16)[a]	$2,655	$2,508,975
6.50%, 05/01/18[b]	935	958,375

		19,169,580
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Anixter Inc.
5.63%, 05/01/19	900	947,250
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 05/31/16)[b]	877	855,075

		1,802,325
ELECTRONICS — 0.30%
Kemet Corp.
10.50%, 05/01/18 (Call 05/31/16)[b]	726	537,240
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	1,080	1,115,100
Sanmina Corp.
4.38%, 06/01/19[a]	930	952,066

		2,604,406
ENERGY – ALTERNATE SOURCES — 0.12%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[a]	1,050	1,034,250

		1,034,250
ENGINEERING & CONSTRUCTION — 0.08%
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 05/31/16)[a]	685	657,600

		657,600
ENTERTAINMENT — 1.49%
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	1,130	1,163,900
4.38%, 04/15/21	70	71,575
4.88%, 11/01/20 (Call 08/01/20)[b]	2,135	2,252,425

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 05/31/16)[a]	$950	$980,875
International Game Technology
7.50%, 06/15/19[b]	1,050	1,152,375
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	1,300	1,361,750
Isle of Capri Casinos Inc.
8.88%, 06/15/20 (Call 06/15/16)	903	948,644
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 05/03/16)[a,b]	1,136	1,134,580
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 05/31/16)[a,b]	450	456,750
Production Resource Group Inc.
8.88%, 05/01/19 (Call 05/31/16)	850	569,500
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 05/31/16)[a]	1,720	1,775,900
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 05/31/16)[a]	1,035	1,062,686

		12,930,960
ENVIRONMENTAL CONTROL — 0.71%
Advanced Disposal Services Inc.
8.25%, 10/01/20 (Call 10/01/16)	1,265	1,311,647
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 05/31/16)[b]	940	958,604
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)[b]	1,680	1,730,400

Security	Principal (000s)	Value
Covanta Holding Corp.
7.25%, 12/01/20 (Call 05/31/16)	$980	$1,013,892
Tervita Corp.
8.00%, 11/15/18 (Call 05/31/16)[a]	1,300	1,121,250

		6,135,793
FOOD — 1.22%
Aramark Services Inc.
5.75%, 03/15/20 (Call 05/31/16)	1,985	2,049,512
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 05/31/16)[a]	1,023	989,753
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 05/31/16)[a,b]	1,179	1,184,895
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc.
9.88%, 02/01/20 (Call 05/31/16)[a]	800	830,836
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 05/31/16)[a]	990	1,004,163
7.75%, 07/01/17	983	1,041,980
Tesco PLC
2.70%, 01/05/17[a,b]	1,000	1,004,630
5.50%, 11/15/17[a]	2,400	2,513,208

		10,618,977
GAS — 0.60%
China Oil & Gas Group Ltd.
5.25%, 04/25/18 (Call 05/30/16)[a]	805	805,000
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	1,055	1,098,958
7.50%, 11/30/16	3,200	3,274,960

		5,178,918
HAND & MACHINE TOOLS — 0.17%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 05/31/16)[a]	1,035	926,325

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Milacron LLC/Mcron Finance Corp.
7.75%, 02/15/21 (Call 05/31/16)[a,b]	$571	$580,993

		1,507,318
HEALTH CARE – PRODUCTS — 1.56%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)	1,010	999,900
7.25%, 07/01/18 (Call 05/31/16)[b]	1,000	1,021,250
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 05/31/16)[a]	1,800	1,851,000
Immucor Inc.
11.13%, 08/15/19 (Call 05/31/16)	960	853,200
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	1,000	1,081,250
10.50%, 11/01/18 (Call 05/31/16)[b]	3,684	3,704,741
12.50%, 11/01/19 (Call 05/31/16)	1,336	1,275,880
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	1,530	1,464,975
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/16)	1,370	1,279,306

		13,531,502
HEALTH CARE – SERVICES — 6.39%
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)[a,b]	3,005	3,162,866
5.75%, 06/01/17[b]	990	1,022,175
6.38%, 06/01/17	710	729,525
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 05/31/16)[b]	3,465	3,495,319
7.13%, 07/15/20 (Call 07/15/16)[b]	2,640	2,550,900

Security	Principal (000s)	Value
8.00%, 11/15/19 (Call 05/31/16)[b]	$4,176	$4,202,100
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	1,700	1,742,500
5.63%, 07/31/19[a]	1,735	1,888,981
6.50%, 09/15/18[a]	800	872,600
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a]	650	711,411
6.88%, 07/15/17	1,060	1,120,288
HCA Holdings Inc.
6.25%, 02/15/21	2,135	2,314,037
HCA Inc.
3.75%, 03/15/19	3,110	3,195,525
4.25%, 10/15/19	1,370	1,427,369
6.50%, 02/15/20	6,348	7,014,757
8.00%, 10/01/18[b]	1,250	1,412,500
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 05/31/16)	1,880	1,764,850
Kindred Healthcare Inc.
8.00%, 01/15/20	1,620	1,615,545
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[a]	800	800,000
Tenet Healthcare Corp.
4.75%, 06/01/20	1,325	1,368,063
5.00%, 03/01/19	2,210	2,199,171
5.50%, 03/01/19	1,240	1,246,584
6.00%, 10/01/20	3,615	3,827,381
6.25%, 11/01/18	1,990	2,139,250
8.00%, 08/01/20 (Call 05/31/16)[b]	1,678	1,728,130
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	1,887	1,970,330

		55,522,157
HOLDING COMPANIES – DIVERSIFIED — 0.40%
American Capital Ltd.
6.50%, 09/15/18 (Call 05/31/16)[a]	676	684,450

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
HRG Group Inc.
7.88%, 07/15/19 (Call 05/31/16)	$1,770	$1,878,413
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[a,b]	935	953,700

		3,516,563
HOME BUILDERS — 2.64%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 02/15/21 (Call 02/15/17)[a]	785	671,175
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/30/16)[a]	1,320	1,315,875
CalAtlantic Group Inc.
8.38%, 05/15/18	1,271	1,413,987
8.38%, 01/15/21[b]	1,015	1,197,700
Centex LLC
6.50%, 05/01/16	832	832,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	880	897,967
3.75%, 03/01/19 (Call 12/01/18)	1,175	1,201,070
4.00%, 02/15/20[b]	1,175	1,213,188
4.75%, 05/15/17	1,199	1,231,973
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/31/16)[a,b]	1,184	1,057,288
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	945	945,278
8.00%, 03/15/20[b]	720	776,995
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	980	1,013,688
4.50%, 11/15/19 (Call 08/15/19)	1,450	1,515,250
4.75%, 12/15/17 (Call 09/15/17)[b]	670	686,017

Security	Principal (000s)	Value
4.75%, 04/01/21 (Call 02/01/21)	$900	$939,600
12.25%, 06/01/17	1,084	1,195,627
Mattamy Group Corp.
6.50%, 11/15/20 (Call 05/31/16)[a]	985	951,756
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)[b]	790	815,787
8.91%, 10/15/17	936	1,028,430
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	1,010	1,012,778
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)[b]	1,010	1,047,875

		22,961,304
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
6.88%, 12/15/20 (Call 12/15/16)[b]	895	942,435

		942,435
HOUSEHOLD PRODUCTS & WARES — 2.72%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	1,150	1,219,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/30/16)[b]	8,670	8,986,093
6.88%, 02/15/21 (Call 05/31/16)	400	414,150
7.13%, 04/15/19 (Call 05/31/16)[b]	1,300	1,324,027
7.88%, 08/15/19 (Call 05/31/16)	1,400	1,448,417
8.25%, 02/15/21 (Call 05/31/16)[b]	2,150	2,211,812
8.50%, 05/15/18 (Call 05/31/16)	1,450	1,451,295
9.00%, 04/15/19 (Call 05/31/16)	1,300	1,318,180

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
9.88%, 08/15/19 (Call 05/31/16)[b]	$2,750	$2,842,812
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	1,140	1,185,600
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 05/31/16)[a]	1,285	1,211,113

		23,612,499
INSURANCE — 0.64%
Genworth Holdings Inc.
6.52%, 05/22/18	1,310	1,261,999
7.20%, 02/15/21	670	562,298
7.70%, 06/15/20	975	877,500
Radian Group Inc.
5.25%, 06/15/20[b]	749	755,554
7.00%, 03/15/21[b]	770	818,125
USI Inc./NY
7.75%, 01/15/21 (Call 05/31/16)[a]	1,299	1,280,294

		5,555,770
INTERNET — 0.48%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	1,020	1,059,525
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 05/31/16)	1,325	1,362,431
Mood Media Corp.
9.25%, 10/15/20 (Call 05/30/16)[a]	734	496,918
Netflix Inc.
5.38%, 02/01/21[b]	1,185	1,249,117

		4,167,991
IRON & STEEL — 3.32%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/31/16)	1,260	1,071,000
8.75%, 12/01/18 (Call 05/31/16)[b]	829	855,943
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	1,099	904,233
9.38%, 06/01/19[b]	890	833,633

Security	Principal (000s)	Value
ArcelorMittal
5.13%, 06/01/20[b]	$1,195	$1,176,577
5.50%, 02/25/17	3,063	3,162,548
6.13%, 06/01/18	3,610	3,749,887
6.25%, 08/05/20	2,140	2,171,486
6.50%, 03/01/21	3,105	3,186,506
10.85%, 06/01/19	2,880	3,307,099
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a]	1,135	1,066,900
Commercial Metals Co.
6.50%, 07/15/17	91	94,185
7.35%, 08/15/18	1,050	1,106,700
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[a]	770	704,550
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 05/31/16)	1,270	1,164,696
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)	824	853,870
U.S. Steel Corp.
6.05%, 06/01/17	1,050	1,071,656
7.00%, 02/01/18[b]	1,250	1,255,000
7.38%, 04/01/20[b]	1,220	1,146,800

		28,883,269
LEISURE TIME — 0.43%
Carlson Wagonlit BV
6.88%, 06/15/19 (Call 05/31/16)[a,b]	949	979,843
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	1,320	1,341,450
5.25%, 11/15/19 (Call 11/15/16)[a,b]	1,400	1,439,433

		3,760,726
LODGING — 1.64%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	2,150	2,112,375

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MGM Resorts International
5.25%, 03/31/20[b]	$1,100	$1,127,532
6.75%, 10/01/20[b]	2,160	2,305,800
7.50%, 06/01/16	1,655	1,657,998
7.63%, 01/15/17[b]	1,630	1,691,125
8.63%, 02/01/19	1,805	2,054,418
10.00%, 11/01/16	1,177	1,225,504
11.38%, 03/01/18	1,060	1,217,777
Playa Resorts Holding BV
8.00%, 08/15/20 (Call 08/15/16)[a]	850	854,781

		14,247,310
MACHINERY — 1.66%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 05/31/16)[a,b]	1,665	1,460,705
Case New Holland Industrial Inc.
7.88%, 12/01/17	2,860	3,045,900
CNH Industrial Capital LLC
3.25%, 02/01/17[b]	1,300	1,301,153
3.38%, 07/15/19[b]	1,200	1,182,000
3.63%, 04/15/18[b]	1,385	1,397,119
3.88%, 07/16/18	1,370	1,374,186
4.38%, 11/06/20[b]	1,255	1,240,881
4.88%, 04/01/21	1,300	1,296,803
6.25%, 11/01/16[b]	1,253	1,277,018
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[a,b]	985	807,700

		14,383,465
MANUFACTURING — 1.08%
Bombardier Inc.
4.75%, 04/15/19[a]	1,450	1,350,312
5.50%, 09/15/18[a]	1,545	1,521,825
7.50%, 03/15/18[a]	1,430	1,449,013
7.75%, 03/15/20[a,b]	1,705	1,683,687
Harsco Corp.
5.75%, 05/15/18	1,060	970,547
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/01/16)[b]	960	921,600
SPX FLOW Inc.
6.88%, 09/01/17[b]	1,400	1,449,000

		9,345,984

Security	Principal (000s)	Value
MEDIA — 5.85%
American Media Inc.
11.50%, 12/15/17 (Call 05/31/16)[b]	$100	$101,000
Cablevision Systems Corp.
7.75%, 04/15/18	1,770	1,850,304
8.00%, 04/15/20	1,115	1,114,431
8.63%, 09/15/17	1,811	1,924,877
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 05/07/16)	821	835,649
7.38%, 06/01/20 (Call 05/07/16)	2,268	2,347,153
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 05/31/16)[a,b]	3,100	3,165,968
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 05/31/16)	3,908	3,614,900
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 05/30/16)[a]	820	841,781
CSC Holdings LLC
8.63%, 02/15/19	1,267	1,410,184
DISH DBS Corp.
4.25%, 04/01/18	2,570	2,621,400
4.63%, 07/15/17[b]	1,976	2,023,303
5.13%, 05/01/20	2,330	2,347,076
7.88%, 09/01/19	2,990	3,304,365
Graham Holdings Co.
7.25%, 02/01/19	900	977,400
Gray Television Inc.
7.50%, 10/01/20 (Call 05/31/16)[b]	1,450	1,522,500
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/31/16)[b]	3,295	2,549,506
9.00%, 03/01/21 (Call 05/31/16)	3,300	2,336,813
11.25%, 03/01/21 (Call 05/31/16)	1,500	1,081,875

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 05/31/16)	$1,190	$1,240,575
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	1,766	1,809,046
Numericable-SFR SA
4.88%, 05/15/19 (Call 05/16/16)[a]	3,120	3,233,100
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/31/16)[a,b]	1,135	1,156,423
5.88%, 10/01/20 (Call 10/01/16)[a]	1,400	1,450,750
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 05/31/16)	1,474	1,501,638
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	1,330	1,383,200
5.13%, 07/15/20 (Call 07/15/16)[b]	1,330	1,383,932
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/31/16)	1,695	1,699,238

		50,828,387
METAL FABRICATE & HARDWARE — 0.36%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 05/31/16)[a]	1,875	1,800,937
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a,b]	1,445	1,333,013

		3,133,950
MINING — 3.51%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	2,000	2,030,000
5.55%, 02/01/17	1,820	1,861,405
5.72%, 02/23/19	1,500	1,590,150

Security	Principal (000s)	Value
6.15%, 08/15/20	$2,100	$2,228,625
6.75%, 07/15/18	1,505	1,625,504
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/16)[b]	1,295	1,149,312
9.50%, 04/01/21 (Call 04/01/18)[a]	600	627,000
Anglo American Capital PLC
4.13%, 04/15/21[a]	1,000	915,430
Coeur Mining Inc.
7.88%, 02/01/21 (Call 02/01/17)[b]	985	876,650
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a,b]	835	860,050
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[a]	1,224	1,135,260
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 06/01/16)[a,b]	1,216	1,271,571
Freeport-McMoRan Inc.
2.15%, 03/01/17	1,000	985,000
2.38%, 03/15/18	2,000	1,915,000
3.10%, 03/15/20	556	501,790
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	1,385	1,104,538
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	1,145	1,162,175
Novelis Inc.
8.38%, 12/15/17 (Call 05/31/16)	2,750	2,804,312
8.75%, 12/15/20 (Call 05/30/16)[b]	2,975	3,079,125
Teck Resources Ltd.
2.50%, 02/01/18[b]	1,005	954,750
3.00%, 03/01/19	1,200	1,092,000
4.50%, 01/15/21 (Call 10/15/20)	870	741,675

		30,511,322

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
OIL & GAS — 4.88%
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	$1,175	$1,327,750
Antero Resources Corp.
6.00%, 12/01/20 (Call 05/31/16)[b]	1,170	1,169,128
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 05/31/16)	1,300	858,000
Bill Barrett Corp.
7.63%, 10/01/19 (Call 05/31/16)	800	661,714
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	1,800	1,233,000
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[a]	700	658,000
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)[b]	1,295	1,307,950
Chesapeake Energy Corp.
6.50%, 08/15/17	985	847,373
Citgo Holding Inc.
10.75%, 02/15/20[a]	3,150	3,087,000
Concho Resources Inc.
7.00%, 01/15/21 (Call 05/31/16)	1,220	1,265,933
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/31/16)	1,765	1,151,553
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 05/31/16)	1,250	1,174,625
Gulfport Energy Corp.
7.75%, 11/01/20 (Call 11/01/16)[b]	1,340	1,356,750

Security	Principal (000s)	Value
Harvest Operations Corp.
6.88%, 10/01/17	$1,119	$955,346
MEG Energy Corp.
6.50%, 03/15/21 (Call 05/31/16)[a]	1,575	1,239,820
Noble Holding International Ltd.
4.63%, 03/01/21	885	714,638
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 05/31/16)	849	842,633
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 05/31/16)	839	797,050
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 05/31/16)[b]	1,470	1,528,800
Precision Drilling Corp.
6.63%, 11/15/20 (Call 05/30/16)	1,400	1,247,750
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[a]	2,200	2,175,250
QEP Resources Inc.
6.88%, 03/01/21	1,299	1,299,000
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/31/16)[a]	1,505	1,550,150
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	1,270	1,269,637
6.25%, 04/15/21 (Call 04/15/18)[a]	1,375	1,389,896
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	1,030	1,054,462
Transocean Inc.
3.75%, 10/15/17[b]	1,330	1,280,125
5.80%, 12/15/16	2,055	2,069,426
6.00%, 03/15/18[b]	1,670	1,569,800
6.50%, 11/15/20	1,750	1,442,665

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a,b]	$1,425	$1,140,000
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	2,170	1,809,237
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	970	927,646

		42,402,107
OIL & GAS SERVICES — 1.03%
Borets Finance Ltd.
7.63%, 09/26/18[a]	850	772,438
7.63%, 09/26/18[c]	200	177,040
PHI Inc.
5.25%, 03/15/19 (Call 05/31/16)	1,150	1,059,437
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 05/31/16)[a,b]	1,015	827,225
Weatherford International LLC
6.35%, 06/15/17[b]	1,270	1,285,578
Weatherford International Ltd./Bermuda
5.13%, 09/15/20[b]	1,820	1,674,400
6.00%, 03/15/18	1,200	1,206,000
9.63%, 03/01/19[b]	1,840	1,941,200

		8,943,318
PACKAGING & CONTAINERS — 1.46%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 05/30/16)[a,b]	1,330	1,394,644
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 05/30/16)[a,b]	900	924,750
6.75%, 01/31/21 (Call 01/31/17)[a]	1,100	1,105,500
Ball Corp.
4.38%, 12/15/20[b]	2,082	2,160,726

Security	Principal (000s)	Value
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 05/31/16)[a]	$1,573	$1,572,082
6.00%, 06/15/17 (Call 06/15/16)[a,b]	1,285	1,286,606
Coveris Holdings SA
7.88%, 11/01/19 (Call 11/01/16)[a]	1,225	1,176,000
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[a]	790	723,838
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a]	989	1,120,784
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 05/31/16)[b]	1,218	1,242,637

		12,707,567
PHARMACEUTICALS — 1.67%
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	365	373,213
9.00%, 10/01/18 (Call 05/16/16)[b]	1,547	1,584,901
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	4,190	3,678,471
6.38%, 10/15/20 (Call 10/15/16)[a]	4,500	4,078,125
6.75%, 08/15/18 (Call 05/31/16)[a,b]	3,349	3,240,157
7.00%, 10/01/20 (Call 05/31/16)[a]	1,750	1,592,500

		14,547,367
PIPELINES — 3.47%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	1,085	1,023,517

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
DCP Midstream LLC
5.35%, 03/15/20[a]	$1,270	$1,206,817
9.75%, 03/15/19[a]	965	1,006,399
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)[b]	1,173	1,134,878
Energy Transfer Equity LP
7.50%, 10/15/20	2,580	2,605,800
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	785	739,863
NGPL PipeCo LLC
7.12%, 12/15/17[a]	2,609	2,693,792
9.63%, 06/01/19 (Call 05/31/16)[a]	1,236	1,289,148
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	1,170	993,038
NuStar Logistics LP
4.80%, 09/01/20	1,070	984,400
8.15%, 04/15/18	793	818,277
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	1,595	1,583,037
6.00%, 01/15/19[a,b]	1,205	1,235,125
6.85%, 07/15/18[a,b]	1,209	1,251,090
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	4,400	4,378,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	1,612	1,567,670
5.00%, 01/15/18 (Call 10/15/17)	2,320	2,338,838
6.88%, 02/01/21 (Call 05/31/16)	1,160	1,186,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	940	959,735

Security	Principal (000s)	Value
5.88%, 10/01/20 (Call 10/01/16)	$1,160	$1,188,281

		30,183,805
REAL ESTATE — 0.44%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 05/31/16)[a]	872	872,000
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	1,395	1,444,301
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a]	715	715,000
Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 05/31/16)[a]	825	810,562

		3,841,863
REAL ESTATE INVESTMENT TRUSTS — 1.20%
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a,b]	2,146	2,271,407
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	1,225	1,203,562
5.00%, 07/01/19 (Call 07/01/16)	1,655	1,605,350
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)[b]	1,085	1,098,563
Vereit Operating Partnership LP
2.00%, 02/06/17	2,640	2,636,040
3.00%, 02/06/19 (Call 01/06/19)	1,684	1,651,667

		10,466,589
RETAIL — 3.04%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/31/16)	1,131	1,168,085

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 05/31/16)	$1,021	$1,044,548
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/31/16)[a]	2,320	1,670,400
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a]	1,705	1,773,200
Dufry Finance SCA
5.50%, 10/15/20 (Call 05/30/16)[a]	1,285	1,340,898
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[a]	615	598,942
6.75%, 03/15/21 (Call 03/15/18)[a]	1,100	1,078,000
Guitar Center Inc.
6.50%, 04/15/19 (Call 05/31/16)[a,b]	1,283	1,164,323
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	768	726,720
8.13%, 10/01/19	980	1,006,950
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 05/31/16)[a]	1,000	935,000
L Brands Inc.
6.90%, 07/15/17	1,558	1,649,382
7.00%, 05/01/20	990	1,142,743
8.50%, 06/15/19[b]	1,148	1,350,873
Landry’s Inc.
9.38%, 05/01/20 (Call 05/31/16)[a,b]	1,550	1,629,437
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	1,149	1,196,396
QVC Inc.
3.13%, 04/01/19	900	911,866
Rite Aid Corp.
9.25%, 03/15/20 (Call 05/31/16)[b]	2,000	2,116,891

Security	Principal (000s)	Value
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 05/31/16)[a]	$1,355	$1,419,080
Toys R Us Inc.
10.38%, 08/15/17 (Call 05/31/16)	992	910,160
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 05/31/16)	1,605	1,556,850

		26,390,744
SEMICONDUCTORS — 0.78%
Advanced Micro Devices Inc.
6.75%, 03/01/19	1,270	1,066,800
7.75%, 08/01/20 (Call 05/31/16)[b]	950	765,938
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	1,700	1,738,250
4.13%, 06/15/20[a,b]	1,090	1,125,425
5.75%, 02/15/21 (Call 02/15/17)[a,b]	1,200	1,260,000
STATS ChipPAC Ltd.
8.50%, 11/24/20 (Call 11/24/18)[a]	850	857,312

		6,813,725
SOFTWARE — 0.89%
Blackboard Inc.
7.75%, 11/15/19 (Call 05/31/16)[a]	900	720,000
Change Healthcare Holdings Inc.
11.00%, 12/31/19 (Call 05/31/16)	845	895,489
First Data Corp.
6.75%, 11/01/20 (Call 05/31/16)[a]	2,650	2,793,630
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	1,104	1,163,340
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	2,125	2,172,812

		7,745,271

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
STORAGE & WAREHOUSING — 0.22%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/31/16)[a]	$2,350	$1,901,542

		1,901,542
TELECOMMUNICATIONS — 11.59%
Altice Financing SA
7.88%, 12/15/19 (Call 05/19/16)[a,b]	1,000	1,041,525
Altice Finco SA
9.88%, 12/15/20 (Call 12/15/16)[a]	900	977,538
Avanti Communications Group PLC
10.00%, 10/01/19 (Call 04/01/18)[a,b]	1,150	851,000
Avaya Inc.
7.00%, 04/01/19 (Call 05/31/16)[a,b]	2,105	1,341,938
CenturyLink Inc.
6.00%, 04/01/17	1,238	1,276,787
Series R
5.15%, 06/15/17	529	541,564
Series V
5.63%, 04/01/20[b]	2,155	2,217,495
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 05/31/16)[b]	1,135	1,160,538
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	1,075	1,109,938
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	1,335	1,208,175
Embarq Corp.
7.08%, 06/01/16[b]	2,752	2,761,054
Frontier Communications Corp.
7.13%, 03/15/19[b]	1,060	1,113,523
8.13%, 10/01/18	1,075	1,158,441
8.25%, 04/15/17[b]	1,336	1,408,812
8.50%, 04/15/20	1,563	1,670,066
8.88%, 09/15/20 (Call 06/15/20)[a]	2,770	2,917,898

Security	Principal (000s)	Value
Hughes Satellite Systems Corp.
6.50%, 06/15/19	$2,073	$2,282,891
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 05/31/16)	3,173	2,601,860
7.25%, 10/15/20 (Call 05/31/16)[b]	4,690	3,400,425
7.50%, 04/01/21 (Call 05/31/16)	2,000	1,435,000
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)	1,102	849,229
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)	1,470	1,537,299
Nokia OYJ
5.38%, 05/15/19	2,005	2,142,010
Sable International Finance Ltd.
8.75%, 02/01/20 (Call 05/30/16)[a]	950	994,135
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	1,206	1,252,733
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	1,621	1,673,174
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	5,300	5,322,641
Sprint Communications Inc.
6.00%, 12/01/16	4,285	4,306,837
7.00%, 03/01/20[a]	2,240	2,298,986
7.00%, 08/15/20	3,240	2,697,331
8.38%, 08/15/17	2,755	2,801,213
9.00%, 11/15/18[a]	6,330	6,686,062
9.13%, 03/01/17[b]	2,073	2,137,781
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 05/10/16)	1,170	1,196,471
6.46%, 04/28/19 (Call 05/10/16)	2,740	2,798,225
6.54%, 04/28/20 (Call 05/10/16)	2,805	2,889,150
6.63%, 11/15/20 (Call 05/10/16)[b]	2,155	2,223,594

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.63%, 04/28/21 (Call 04/28/17)	$1,600	$1,695,214
Telecom Italia Capital SA
7.00%, 06/04/18	1,240	1,354,910
7.18%, 06/18/19	1,700	1,923,125
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/30/16)[a]	2,230	2,232,230
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 05/31/16)[a]	1,082	1,082,000
ViaSat Inc.
6.88%, 06/15/20 (Call 06/15/16)	1,350	1,397,250
Virgin Media Secured Finance PLC
5.25%, 01/15/21	900	948,375
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a]	4,110	3,922,995
6.50%, 04/30/20 (Call 05/30/16)[a,b]	1,300	1,306,500
7.38%, 04/23/21 (Call 04/23/17)[a]	5,700	5,087,250
Windstream Services LLC
7.75%, 10/15/20 (Call 05/31/16)[b]	1,559	1,413,997
7.88%, 11/01/17	1,980	2,078,366

		100,725,551
TRANSPORTATION — 0.75%
CEVA Group PLC
4.00%, 05/01/18 (Call 05/31/16)[a]	900	816,750
Erickson Inc.
8.25%, 05/01/20 (Call 05/31/16)	800	480,000
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/31/16)[a]	1,870	1,884,415
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 05/31/16)	950	604,437

Security	Principal or Shares (000s)	Value
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	$785	$717,294
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[a,b]	1,935	2,022,075

		6,524,971
TRUCKING & LEASING — 0.09%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	1,135	766,125

		766,125

TOTAL CORPORATE BONDS & NOTES
(Cost: $855,994,871)		845,495,494

SHORT-TERM INVESTMENTS — 22.65%

MONEY MARKET FUNDS — 22.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	173,247	173,246,967
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	12,995	12,995,283
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	10,568	10,568,256

		196,810,506

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,810,506)		196,810,506

TOTAL INVESTMENTS IN SECURITIES — 119.98%
(Cost: $1,052,805,377)		1,042,306,000
Other Assets, Less Liabilities — (19.98)%		(173,594,280)

NET ASSETS — 100.00%		$868,711,720

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.68%

ADVERTISING — 0.08%
Omnicom Group Inc.
6.25%, 07/15/19	$100	$113,429

		113,429
AEROSPACE & DEFENSE — 1.23%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	182	182,541
Boeing Co. (The)
3.75%, 11/20/16	75	76,169
4.88%, 02/15/20	100	112,405
6.00%, 03/15/19	25	28,327
General Dynamics Corp.
1.00%, 11/15/17	200	200,393
L-3 Communications Corp.
4.75%, 07/15/20	106	113,081
5.20%, 10/15/19	50	54,056
Lockheed Martin Corp.
2.13%, 09/15/16	100	100,378
2.50%, 11/23/20 (Call 10/23/20)	200	205,594
Northrop Grumman Corp.
5.05%, 08/01/19	50	55,280
Raytheon Co.
3.13%, 10/15/20	100	106,014
United Technologies Corp.
1.80%, 06/01/17	100	100,815
4.50%, 04/15/20	75	82,961
5.38%, 12/15/17	50	53,412
6.13%, 02/01/19	250	281,202

		1,752,628
AGRICULTURE — 1.24%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	75	77,698
9.25%, 08/06/19	25	30,962
9.70%, 11/10/18	100	120,325
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	10	10,136
3.50%, 11/24/20 (Call 10/24/20)[a]	100	102,221
Philip Morris International Inc.
1.25%, 11/09/17	200	200,642
1.88%, 01/15/19	425	431,958
2.50%, 05/16/16	100	100,052

Security	Principal (000s)	Value
5.65%, 05/16/18	$250	$272,940
Reynolds American Inc.
2.30%, 06/12/18	85	86,634
3.25%, 06/12/20	200	209,624
6.88%, 05/01/20	75	88,516
8.13%, 06/23/19	25	29,826

		1,761,534
AUTO MANUFACTURERS — 3.29%
American Honda Finance Corp.
1.13%, 10/07/16[a]	100	100,079
1.20%, 07/14/17	50	50,086
1.55%, 12/11/17	200	201,287
2.13%, 10/10/18	50	50,898
2.25%, 08/15/19	50	51,398
2.45%, 09/24/20	200	205,579
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	201,296
2.94%, 01/08/19	650	665,967
3.20%, 01/15/21	200	205,987
General Motors Co.
3.50%, 10/02/18	400	413,148
General Motors Financial Co. Inc.
2.63%, 07/10/17	112	113,178
3.10%, 01/15/19	150	153,199
3.15%, 01/15/20 (Call 12/15/19)	25	25,451
3.20%, 07/13/20 (Call 06/13/20)	200	203,046
3.25%, 05/15/18	100	102,134
4.20%, 03/01/21 (Call 02/01/21)	200	210,456
PACCAR Financial Corp.
1.45%, 03/09/18	75	75,433
1.60%, 03/15/17	8	8,060
Toyota Motor Credit Corp.
1.25%, 10/05/17	75	75,214
1.38%, 01/10/18	75	75,435
1.45%, 01/12/18	100	100,323
1.55%, 07/13/18	175	176,470
1.70%, 02/19/19	200	201,988
1.75%, 05/22/17	35	35,302
1.90%, 04/08/21	150	147,882
2.00%, 09/15/16	50	50,243
2.00%, 10/24/18	200	203,631
2.05%, 01/12/17	250	252,135
2.13%, 07/18/19	100	102,051

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.15%, 03/12/20	$200	$203,547

		4,660,903
BANKS — 36.35%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	16	16,028
2.00%, 08/24/18	50	50,197
2.35%, 09/10/19	100	101,016
2.38%, 03/16/20[a]	50	50,240
2.50%, 03/14/19	300	304,236
3.05%, 08/23/18	275	282,568
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	200	201,492
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	100,043
1.50%, 01/16/18	250	250,703
2.25%, 06/13/19	200	202,122
Bank of America Corp.
1.70%, 08/25/17	250	250,322
2.00%, 01/11/18	519	521,485
2.60%, 01/15/19	300	305,164
2.63%, 04/19/21	90	90,600
2.65%, 04/01/19	200	203,749
3.88%, 03/22/17	100	102,207
5.49%, 03/15/19	100	108,721
5.63%, 10/14/16	205	209,079
5.63%, 07/01/20	300	337,048
5.75%, 08/15/16	100	101,420
5.75%, 12/01/17	100	106,177
6.40%, 08/28/17	75	79,565
6.50%, 08/01/16	100	101,344
6.88%, 04/25/18	350	383,791
7.63%, 06/01/19	250	290,405
Series 1
3.75%, 07/12/16	200	200,996
Series L
2.25%, 04/21/20	250	249,803
Bank of America N.A.
5.30%, 03/15/17	300	310,613
Bank of Montreal
1.30%, 07/15/16	125	125,173
1.30%, 07/14/17 (Call 06/14/17)	125	125,260

Security	Principal (000s)	Value
1.40%, 04/10/18	$50	$49,957
1.45%, 04/09/18 (Call 03/09/18)	50	50,006
2.38%, 01/25/19 (Call 12/25/18)	100	101,854
2.50%, 01/11/17	100	100,965
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	8	8,086
2.10%, 08/01/18 (Call 07/02/18)	50	50,782
2.10%, 01/15/19 (Call 12/15/18)	200	203,113
2.20%, 05/15/19 (Call 04/15/19)	25	25,409
2.30%, 07/28/16	75	75,275
2.40%, 01/17/17 (Call 12/18/16)	6	6,066
2.45%, 11/27/20 (Call 10/27/20)	200	204,937
5.45%, 05/15/19	100	111,312
Series G
2.15%, 02/24/20 (Call 01/24/20)	300	304,962
Bank of Nova Scotia (The)
1.10%, 12/13/16	131	131,187
1.25%, 04/11/17	150	150,290
1.30%, 07/21/17	50	50,086
1.38%, 07/15/16	100	100,144
1.45%, 04/25/18[a]	100	99,914
2.05%, 10/30/18[a]	275	277,296
2.35%, 10/21/20	300	304,077
2.55%, 01/12/17	118	119,153
Barclays PLC
2.00%, 03/16/18	200	198,544
2.88%, 06/08/20	500	498,313
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	150	150,568
2.05%, 06/19/18 (Call 05/15/18)	200	202,237
2.15%, 03/22/17 (Call 02/22/17)	150	151,358
2.25%, 02/01/19 (Call 01/02/19)	100	101,669
2.63%, 06/29/20 (Call 05/29/20)	100	102,458
6.85%, 04/30/19	75	85,916
BNP Paribas SA
1.25%, 12/12/16	250	250,387
1.38%, 03/17/17	100	100,127
2.38%, 09/14/17	100	101,258
2.40%, 12/12/18	125	126,944
2.45%, 03/17/19	50	50,956
2.70%, 08/20/18	150	153,674
5.00%, 01/15/21	250	279,629
BPCE SA
2.25%, 01/27/20[a]	250	252,779

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.50%, 07/15/19	$250	$254,525
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	50	50,063
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	150	151,728
3.15%, 07/15/16	132	132,561
6.75%, 09/15/17	385	410,740
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	248,829
Citigroup Inc.
1.30%, 11/15/16	25	25,024
1.35%, 03/10/17	115	115,085
1.55%, 08/14/17	400	400,589
1.70%, 07/25/16	200	200,323
1.70%, 04/27/18	150	150,047
1.80%, 02/05/18	250	250,838
1.85%, 11/24/17	250	251,211
2.05%, 12/07/18	150	150,726
2.40%, 02/18/20	100	100,661
2.50%, 09/26/18	100	101,624
2.50%, 07/29/19	150	152,129
2.55%, 04/08/19	400	406,780
2.65%, 10/26/20[a]	200	202,263
3.95%, 06/15/16	6	6,020
5.38%, 08/09/20[a]	100	112,257
6.13%, 05/15/18	200	217,076
8.50%, 05/22/19	100	118,591
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	500	500,590
1.63%, 03/12/18	250	250,872
2.50%, 09/20/18	250	255,350
2.55%, 03/15/21[a]	250	254,680
Cooperatieve Rabobank UA
3.38%, 01/19/17	200	203,294
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	253,056
2.50%, 01/19/21	300	304,723
Credit Suisse AG/New York NY
1.70%, 04/27/18[a]	400	400,556
2.30%, 05/28/19	250	252,690
5.30%, 08/13/19	100	110,373
5.40%, 01/14/20	150	163,009

Security	Principal (000s)	Value
6.00%, 02/15/18	$100	$106,513
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	250	248,054
3.13%, 12/10/20[c]	250	249,369
Deutsche Bank AG
2.95%, 08/20/20	100	100,182
Deutsche Bank AG/London
1.35%, 05/30/17	350	348,468
1.40%, 02/13/17	107	106,752
1.88%, 02/13/18	200	199,332
2.50%, 02/13/19	125	125,458
6.00%, 09/01/17	75	78,787
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	250	254,719
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	100	101,110
2.88%, 07/27/20 (Call 06/27/20)	150	152,711
4.50%, 06/01/18	100	105,316
5.45%, 01/15/17	45	46,259
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/19 (Call 02/15/19)	200	202,123
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	250	253,240
2.55%, 10/23/19	225	228,969
2.60%, 04/23/20 (Call 03/23/20)	200	202,291
2.63%, 01/31/19[a]	200	203,912
2.75%, 09/15/20 (Call 08/15/20)	250	253,749
2.88%, 02/25/21 (Call 01/25/21)[a]	240	243,850
2.90%, 07/19/18	175	179,245
5.38%, 03/15/20	125	139,052
5.63%, 01/15/17	275	282,743
5.75%, 10/01/16	15	15,304
5.95%, 01/18/18	200	214,160
6.00%, 06/15/20	400	455,407
6.15%, 04/01/18	200	216,174
6.25%, 09/01/17	200	212,158
7.50%, 02/15/19	200	229,366
HSBC Holdings PLC
3.40%, 03/08/21	300	310,666
5.10%, 04/05/21	100	110,986
HSBC USA Inc.
1.30%, 06/23/17	300	299,438
1.70%, 03/05/18	375	375,523

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.35%, 03/05/20	$100	$100,667
2.75%, 08/07/20	350	354,874
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	250	256,187
Huntington National Bank (The)
2.00%, 06/30/18	250	251,133
Intesa Sanpaolo SpA
2.38%, 01/13/17	400	401,424
JPMorgan Chase & Co.
1.35%, 02/15/17[a]	359	359,882
1.63%, 05/15/18	150	150,283
1.80%, 01/25/18	100	100,549
2.00%, 08/15/17	375	378,512
2.20%, 10/22/19	100	101,419
2.25%, 01/23/20 (Call 12/23/19)	400	403,034
2.35%, 01/28/19	100	101,741
2.55%, 10/29/20 (Call 09/29/20)	250	253,616
2.55%, 03/01/21 (Call 02/01/21)	250	253,088
2.75%, 06/23/20 (Call 05/23/20)	200	204,604
3.15%, 07/05/16	110	110,462
4.25%, 10/15/20	300	324,390
4.95%, 03/25/20	150	165,250
6.00%, 01/15/18	800	859,803
6.30%, 04/23/19	158	177,681
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	265,506
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	300	300,358
2.35%, 03/08/19	250	253,282
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	100,801
2.90%, 09/15/20	75	76,417
Lloyds Bank PLC
2.30%, 11/27/18	400	405,103
2.40%, 03/17/20	200	201,879
4.20%, 03/28/17	200	205,156
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	250,193
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	400	408,569
Morgan Stanley
1.88%, 01/05/18	250	251,070
2.13%, 04/25/18	250	252,216

Security	Principal (000s)	Value
2.38%, 07/23/19	$175	$176,907
2.45%, 02/01/19	300	304,676
2.50%, 01/24/19	207	210,690
2.50%, 04/21/21	200	200,393
2.65%, 01/27/20	500	507,880
2.80%, 06/16/20	100	102,042
4.75%, 03/22/17	150	154,631
5.45%, 01/09/17	250	257,372
5.50%, 01/26/20	100	111,129
5.50%, 07/24/20	100	111,494
5.63%, 09/23/19	100	111,483
5.75%, 10/18/16	100	102,202
5.75%, 01/25/21	250	284,799
5.95%, 12/28/17	100	107,029
6.25%, 08/28/17	200	212,110
6.63%, 04/01/18	100	109,121
7.30%, 05/13/19	100	115,147
Series F
5.55%, 04/27/17	100	104,144
National Australia Bank Ltd./New York
2.00%, 01/14/19	250	251,806
2.63%, 01/14/21	250	256,707
National City Corp.
6.88%, 05/15/19	75	84,668
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[d]	250	250,877
1.80%, 11/05/18 (Call 10/06/18)[d]	250	251,669
1.95%, 03/04/19 (Call 02/02/19)[d]	250	252,578
2.30%, 06/01/20 (Call 05/02/20)[d]	100	101,359
2.45%, 11/05/20 (Call 10/06/20)[d]	250	254,903
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	300	301,753
5.13%, 02/08/20[d]	50	55,521
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	250,703
Royal Bank of Canada
1.20%, 01/23/17	219	219,290
1.25%, 06/16/17	400	400,923
1.45%, 09/09/16	125	125,237
2.15%, 03/15/19[a]	175	177,301
2.20%, 07/27/18	50	50,787
2.35%, 10/30/20	450	456,307

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.50%, 01/19/21	$200	$204,108
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	200	199,369
Societe Generale SA
2.75%, 10/12/17	375	381,212
State Street Corp.
2.55%, 08/18/20	100	103,136
4.96%, 03/15/18	25	26,168
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	249,629
1.50%, 01/18/18	250	249,128
2.45%, 01/10/19	250	253,533
2.45%, 01/16/20	250	252,414
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	300	305,982
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	100,948
2.50%, 05/01/19 (Call 04/01/19)	200	203,007
Svenska Handelsbanken AB
1.63%, 03/21/18	250	251,007
2.40%, 10/01/20	250	253,692
Toronto-Dominion Bank (The)
1.13%, 05/02/17	150	150,093
1.40%, 04/30/18	200	200,175
1.50%, 09/09/16	134	134,373
1.75%, 07/23/18	100	100,718
1.95%, 01/22/19[a]	100	100,938
2.13%, 04/07/21	300	300,624
2.25%, 11/05/19	50	50,821
2.38%, 10/19/16	55	55,425
2.50%, 07/14/16	100	100,301
2.50%, 12/14/20	100	101,994
2.63%, 09/10/18	125	128,190
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	300	305,384
2.20%, 04/25/19 (Call 03/25/19)	100	102,421
2.35%, 01/29/21 (Call 12/29/20)	200	204,749
Series F
2.20%, 11/15/16 (Call 10/14/16)	150	150,961
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	200	200,586
UBS AG/Stamford CT
1.38%, 06/01/17	250	249,921

Security	Principal (000s)	Value
2.35%, 03/26/20[a]	$250	$253,370
2.38%, 08/14/19	200	203,332
5.75%, 04/25/18	200	215,878
Wachovia Corp.
5.75%, 06/15/17	75	78,729
5.75%, 02/01/18	300	322,481
Wells Fargo & Co.
1.25%, 07/20/16	75	75,092
1.40%, 09/08/17	200	200,688
1.50%, 01/16/18	100	100,319
2.13%, 04/22/19	300	304,740
2.15%, 01/15/19	150	152,660
2.50%, 03/04/21	200	203,107
2.55%, 12/07/20	200	203,721
2.60%, 07/22/20	150	153,526
2.63%, 12/15/16	225	227,110
3.00%, 01/22/21	200	207,443
3.68%, 06/15/16[b]	425	426,361
5.63%, 12/11/17	100	106,812
Series N
2.15%, 01/30/20	475	479,096
Wells Fargo Bank N.A.
1.65%, 01/22/18	250	251,797
Westpac Banking Corp.
1.05%, 11/25/16	35	35,002
1.20%, 05/19/17	600	600,404
1.60%, 01/12/18	50	50,125
2.25%, 07/30/18	200	203,121
2.25%, 01/17/19[a]	150	152,257
2.30%, 05/26/20	100	101,191
2.60%, 11/23/20	150	153,112

		51,540,792
BEVERAGES — 3.32%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	200	200,468
1.90%, 02/01/19	450	456,563
2.15%, 02/01/19	150	153,036
2.65%, 02/01/21 (Call 01/01/21)[a]	620	636,831
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	100	100,490
5.38%, 01/15/20	200	224,706
7.75%, 01/15/19	350	406,855

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Bottling Group LLC
5.13%, 01/15/19	$50	$55,094
Coca-Cola Co. (The)
0.75%, 11/01/16	108	107,963
0.88%, 10/27/17[a]	100	100,094
1.15%, 04/01/18	50	50,219
1.65%, 03/14/18	100	101,548
1.65%, 11/01/18[a]	50	50,673
1.80%, 09/01/16	50	50,160
1.88%, 10/27/20	100	101,491
3.15%, 11/15/20	200	213,495
Diageo Capital PLC
1.13%, 04/29/18	75	75,148
1.50%, 05/11/17	375	376,711
5.50%, 09/30/16	56	57,047
5.75%, 10/23/17	100	106,665
PepsiCo Inc.
0.95%, 02/22/17	9	9,016
1.25%, 08/13/17	100	100,550
1.50%, 02/22/19	140	141,616
1.85%, 04/30/20 (Call 03/30/20)	75	75,997
2.15%, 10/14/20 (Call 09/14/20)	175	179,597
2.25%, 01/07/19 (Call 12/07/18)	25	25,488
2.50%, 05/10/16	50	50,010
5.00%, 06/01/18	360	389,411
7.90%, 11/01/18	100	116,401

		4,713,343
BIOTECHNOLOGY — 1.44%
Amgen Inc.
1.25%, 05/22/17	100	100,078
2.13%, 05/15/17	150	151,660
2.13%, 05/01/20 (Call 04/01/20)	425	428,979
2.20%, 05/22/19 (Call 04/22/19)	150	153,178
2.50%, 11/15/16	57	57,496
5.70%, 02/01/19	100	111,220
Biogen Inc.
2.90%, 09/15/20	150	155,078
Celgene Corp.
1.90%, 08/15/17	50	50,368
2.88%, 08/15/20	113	117,107
3.95%, 10/15/20	200	214,022
Gilead Sciences Inc.
2.05%, 04/01/19	100	102,130

Security	Principal (000s)	Value
2.55%, 09/01/20	$150	$155,207
3.05%, 12/01/16	75	75,845
4.50%, 04/01/21 (Call 01/01/21)	150	167,788

		2,040,156
BUILDING MATERIALS — 0.12%
CRH America Inc.
6.00%, 09/30/16	8	8,152
8.13%, 07/15/18	50	56,300
Lafarge SA
6.50%, 07/15/16	100	100,314

		164,766
CHEMICALS — 1.29%
CF Industries Inc.
6.88%, 05/01/18	75	81,673
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	100	109,368
8.55%, 05/15/19	200	238,902
Eastman Chemical Co.
2.40%, 06/01/17	50	50,419
2.70%, 01/15/20 (Call 12/15/19)	100	102,193
Ecolab Inc.
3.00%, 12/08/16[a]	106	107,129
EI du Pont de Nemours & Co.
3.63%, 01/15/21	100	106,768
4.63%, 01/15/20	50	54,920
5.25%, 12/15/16	255	262,101
6.00%, 07/15/18	150	164,772
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	216,067
Monsanto Co.
1.15%, 06/30/17	200	199,880
2.13%, 07/15/19	25	25,334
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	113,789

		1,833,315
COMMERCIAL SERVICES — 0.32%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	80	82,476
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	50	51,905
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	150	153,056

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Western Union Co. (The)
2.88%, 12/10/17	$50	$50,827
5.93%, 10/01/16	120	122,240

		460,504
COMPUTERS — 2.65%
Apple Inc.
0.90%, 05/12/17	100	100,187
1.00%, 05/03/18	150	149,847
1.05%, 05/05/17	427	428,085
1.55%, 02/07/20	100	100,530
2.00%, 05/06/20	100	101,665
2.10%, 05/06/19	250	256,190
2.25%, 02/23/21 (Call 01/23/21)	300	306,642
EMC Corp./MA
1.88%, 06/01/18	150	148,335
2.65%, 06/01/20	100	93,300
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	200	202,213
2.85%, 10/05/18[c]	100	102,067
3.60%, 10/15/20 (Call 09/15/20)[c]	300	311,189
International Business Machines Corp.
1.25%, 02/08/18[a]	100	100,396
1.63%, 05/15/20	100	100,413
1.80%, 05/17/19	300	303,698
1.95%, 07/22/16	250	250,806
1.95%, 02/12/19[a]	100	101,941
5.70%, 09/14/17	300	319,454
7.63%, 10/15/18	100	114,773
8.38%, 11/01/19	50	61,528
Seagate HDD Cayman
3.75%, 11/15/18	100	99,000

		3,752,259
COSMETICS & PERSONAL CARE — 0.39%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	51,002
Procter & Gamble Co. (The)
0.75%, 11/04/16	75	74,963
1.45%, 08/15/16[a]	150	150,125
4.70%, 02/15/19	250	274,197

		550,287

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 5.80%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	$125	$126,041
5.63%, 04/01/17	72	74,339
American Express Co.
1.55%, 05/22/18	100	100,000
5.50%, 09/12/16	41	41,684
6.15%, 08/28/17	100	106,295
7.00%, 03/19/18	250	274,512
American Express Credit Corp.
1.13%, 06/05/17	200	199,793
2.13%, 03/18/19	50	50,680
2.25%, 08/15/19	150	152,422
2.38%, 03/24/17	69	69,845
2.38%, 05/26/20 (Call 04/25/20)	225	228,922
2.80%, 09/19/16[a]	332	334,608
Series F
2.60%, 09/14/20 (Call 08/14/20)	275	281,724
Bear Stearns Companies LLC (The)
5.55%, 01/22/17	105	108,094
7.25%, 02/01/18	200	219,074
BP Capital Markets PLC
2.52%, 01/15/20	50	51,059
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	100	100,537
4.45%, 07/22/20	75	82,645
Ford Motor Credit Co. LLC
2.15%, 01/09/18	200	201,236
3.00%, 06/12/17	400	406,247
4.25%, 02/03/17	200	204,201
5.00%, 05/15/18	200	212,702
6.63%, 08/15/17	200	212,734
8.13%, 01/15/20	100	119,736
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[c]	550	563,039
General Electric Co.
1.50%, 07/12/16	100	100,070
1.63%, 04/02/18	200	202,371
2.20%, 01/09/20 (Call 12/09/19)	325	333,198
2.30%, 04/27/17	200	202,924
2.90%, 01/09/17	100	101,374
3.35%, 10/17/16	25	25,277

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.38%, 09/16/20	$70	$77,958
5.40%, 02/15/17	100	103,627
5.50%, 01/08/20	75	85,570
5.63%, 05/01/18	50	54,503
6.00%, 08/07/19	50	57,433
HSBC Finance Corp.
6.68%, 01/15/21	250	286,847
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	100	102,551
International Lease Finance Corp.
6.75%, 09/01/16[c]	75	76,078
7.13%, 09/01/18[c]	150	164,746
Jefferies Group LLC
5.13%, 04/13/18	250	259,754
Murray Street Investment Trust I
4.65%, 03/09/17[b]	19	19,522
Nasdaq Inc.
5.55%, 01/15/20	75	82,722
Nomura Holdings Inc.
2.00%, 09/13/16	200	200,621
2.75%, 03/19/19	100	101,487
6.70%, 03/04/20	50	57,517
NYSE Holdings LLC
2.00%, 10/05/17	150	151,393
TD Ameritrade Holding Corp.
5.60%, 12/01/19[a]	100	112,655
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	175	176,772
Visa Inc.
1.20%, 12/14/17	100	100,486
2.20%, 12/14/20 (Call 11/14/20)	450	461,163

		8,220,788
ELECTRIC — 1.81%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	49,971
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	100	113,710
Dominion Resources Inc./VA
1.90%, 06/15/18	100	100,284
6.40%, 06/15/18	75	82,116
Duke Energy Corp.
1.63%, 08/15/17	100	100,171

Security	Principal (000s)	Value
2.10%, 06/15/18 (Call 05/15/18)	$100	$101,029
2.15%, 11/15/16	400	402,043
Duke Energy Progress LLC
5.30%, 01/15/19	50	55,025
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	25,484
Entergy Texas Inc.
7.13%, 02/01/19	50	56,809
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	310	316,923
Exelon Generation Co. LLC
5.20%, 10/01/19	50	54,733
6.20%, 10/01/17	75	79,597
Georgia Power Co.
4.25%, 12/01/19[a]	25	27,238
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	75	77,238
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	50	50,062
NiSource Finance Corp.
5.45%, 09/15/20	100	112,780
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	75	83,503
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	150	160,214
8.25%, 10/15/18	50	58,114
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	108,126
Southern Co. (The)
2.45%, 09/01/18	25	25,452
2.75%, 06/15/20 (Call 05/15/20)	160	163,863
Virginia Electric & Power Co.
5.40%, 04/30/18	50	53,940
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	100	109,461

		2,567,886
ELECTRONICS — 0.28%
Honeywell International Inc.
5.30%, 03/01/18	75	80,657
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	63	62,998
1.85%, 01/15/18	100	100,448
2.40%, 02/01/19	150	152,333

		396,436

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
5.00%, 03/01/20	$50	$55,036
5.50%, 09/15/19	50	55,451
Waste Management Inc.
2.60%, 09/01/16	50	50,282

		160,769
FOOD — 1.58%
ConAgra Foods Inc.
1.90%, 01/25/18	25	25,133
General Mills Inc.
2.20%, 10/21/19	125	127,801
5.65%, 02/15/19	50	55,709
5.70%, 02/15/17	150	155,420
JM Smucker Co. (The)
1.75%, 03/15/18	50	50,251
Kellogg Co.
4.45%, 05/30/16	58	58,149
Kraft Heinz Foods Co.
2.00%, 07/02/18[c]	250	252,593
2.25%, 06/05/17	100	100,969
2.80%, 07/02/20 (Call 06/02/20)[c]	100	102,972
5.38%, 02/10/20	100	112,714
6.13%, 08/23/18	50	55,140
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	50,996
3.30%, 01/15/21 (Call 12/15/20)	200	211,598
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	200	204,129
5.38%, 02/10/20	100	112,841
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	150	153,488
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	51,401
Unilever Capital Corp.
0.85%, 08/02/17	150	149,759
2.10%, 07/30/20	200	204,016

		2,235,079
GAS — 0.43%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	135	138,102
Sempra Energy
2.30%, 04/01/17	162	163,248

Security	Principal (000s)	Value
2.40%, 03/15/20 (Call 02/15/20)	$200	$201,658
6.50%, 06/01/16	75	75,290
9.80%, 02/15/19	25	30,248

		608,546
HEALTH CARE – PRODUCTS — 1.44%
Becton Dickinson and Co.
1.80%, 12/15/17	250	251,309
2.68%, 12/15/19	275	281,961
6.38%, 08/01/19	15	17,065
Boston Scientific Corp.
2.65%, 10/01/18	125	127,551
CR Bard Inc.
1.38%, 01/15/18	100	99,984
Medtronic Inc.
1.38%, 04/01/18	225	226,018
1.50%, 03/15/18	100	100,801
2.50%, 03/15/20	100	103,315
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	75	76,797
Stryker Corp.
2.00%, 09/30/16	200	200,943
2.63%, 03/15/21 (Call 02/15/21)	150	153,911
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	150	150,123
2.00%, 04/01/18	100	100,574
2.70%, 04/01/20 (Call 03/01/20)	150	152,701

		2,043,053
HEALTH CARE – SERVICES — 0.84%
Anthem Inc.
2.25%, 08/15/19	75	76,115
2.30%, 07/15/18	50	50,664
4.35%, 08/15/20	100	108,381
5.88%, 06/15/17	100	104,836
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,560
UnitedHealth Group Inc.
1.40%, 10/15/17	100	100,337
1.63%, 03/15/19	50	50,396
1.70%, 02/15/19	80	80,958
1.90%, 07/16/18	75	76,352
2.13%, 03/15/21	150	151,425
2.70%, 07/15/20	125	129,613
6.00%, 02/15/18	150	162,680

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Ventas Realty LP
1.55%, 09/26/16	$7	$7,008

		1,199,325
HOLDING COMPANIES – DIVERSIFIED — 0.25%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	350	350,105

		350,105
HOUSEHOLD PRODUCTS & WARES — 0.04%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	57,706

		57,706
HOUSEWARES — 0.15%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	200	207,152

		207,152
INSURANCE — 2.35%
Aflac Inc.
2.65%, 02/15/17[a]	135	136,682
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	200	202,483
3.30%, 03/01/21 (Call 02/01/21)	350	360,467
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	75	75,037
1.30%, 05/15/18	100	100,434
1.60%, 05/15/17	200	201,456
1.70%, 03/15/19	250	253,554
2.00%, 08/15/18	75	76,571
4.25%, 01/15/21	100	111,701
5.40%, 05/15/18	100	108,647
Berkshire Hathaway Inc.
1.90%, 01/31/17	115	116,053
2.20%, 03/15/21 (Call 02/15/21)	45	46,049
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	50	51,181
5.70%, 02/15/17	210	218,068
Lincoln National Corp.
8.75%, 07/01/19	50	59,518
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	100	100,501
MetLife Inc.
1.76%, 12/15/17	50	50,283
4.75%, 02/08/21	150	167,373
7.72%, 02/15/19	50	57,923

Security	Principal (000s)	Value
Series A
6.82%, 08/15/18	$100	$112,149
Prudential Financial Inc.
3.00%, 05/12/16	24	24,009
5.38%, 06/21/20	75	84,016
7.38%, 06/15/19	450	521,135
Voya Financial Inc.
2.90%, 02/15/18	100	101,526

		3,336,816
INTERNET — 0.38%
Amazon.com Inc.
1.20%, 11/29/17	50	50,117
2.60%, 12/05/19 (Call 11/05/19)	100	104,042
eBay Inc.
1.35%, 07/15/17	50	49,964
2.20%, 08/01/19 (Call 07/01/19)	150	151,693
Google Inc.
2.13%, 05/19/16	50	50,046
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	75	75,769
4.20%, 09/15/20	50	52,055

		533,686
IRON & STEEL — 0.08%
Nucor Corp.
5.85%, 06/01/18	100	107,898

		107,898
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	50	53,229

		53,229
MACHINERY — 1.58%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	75	75,101
1.00%, 03/03/17	5	5,011
1.63%, 06/01/17	75	75,544
2.00%, 03/05/20[a]	475	482,687
2.05%, 08/01/16	25	25,081
5.45%, 04/15/18	25	27,041
7.05%, 10/01/18	100	113,251
7.15%, 02/15/19	150	172,981
Series G
1.25%, 11/06/17	50	50,173

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Caterpillar Inc.
1.50%, 06/26/17	$150	$150,782
5.70%, 08/15/16	114	115,576
Deere & Co.
4.38%, 10/16/19	250	276,125
John Deere Capital Corp.
1.05%, 10/11/16	100	100,183
1.05%, 12/15/16	82	82,162
1.13%, 06/12/17	100	100,330
1.40%, 03/15/17	50	50,180
1.55%, 12/15/17[a]	100	101,067
1.85%, 09/15/16	6	6,022
2.05%, 03/10/20	100	101,326
2.25%, 06/07/16	25	25,044
2.25%, 04/17/19	100	102,672

		2,238,339
MANUFACTURING — 0.86%
3M Co.
1.38%, 09/29/16[a]	200	200,706
Danaher Corp.
2.30%, 06/23/16	32	32,081
5.40%, 03/01/19	100	111,552
Eaton Corp.
1.50%, 11/02/17	100	100,205
General Electric Co.
5.25%, 12/06/17	475	507,579
Illinois Tool Works Inc.
0.90%, 02/25/17	99	99,126
1.95%, 03/01/19	75	76,101
6.25%, 04/01/19	40	45,380
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	50	55,301

		1,228,031
MEDIA — 2.88%
21st Century Fox America Inc.
6.90%, 03/01/19	50	57,112
CBS Corp.
5.75%, 04/15/20	75	85,049
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	200	207,714
Comcast Cable Communications LLC
8.88%, 05/01/17	100	107,672

Security	Principal (000s)	Value
Comcast Corp.
5.15%, 03/01/20	$250	$283,196
5.70%, 05/15/18	150	163,926
5.70%, 07/01/19	50	56,652
5.88%, 02/15/18	25	27,127
6.30%, 11/15/17	75	81,037
6.50%, 01/15/17[a]	106	110,104
Discovery Communications LLC
5.05%, 06/01/20	125	135,718
NBCUniversal Media LLC
5.15%, 04/30/20	175	198,826
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5	5,034
2.75%, 11/15/19 (Call 10/15/19)	50	50,600
2.80%, 06/15/20 (Call 05/15/20)	100	101,144
Thomson Reuters Corp.
0.88%, 05/23/16	50	49,997
1.30%, 02/23/17	50	49,954
1.65%, 09/29/17	150	150,172
Time Warner Cable Inc.
5.00%, 02/01/20	75	82,004
5.85%, 05/01/17	50	52,192
6.75%, 07/01/18	200	221,092
8.25%, 04/01/19	250	293,539
8.75%, 02/14/19	100	117,969
Time Warner Inc.
2.10%, 06/01/19	100	100,883
4.75%, 03/29/21	200	222,939
4.88%, 03/15/20	150	165,654
Viacom Inc.
2.50%, 09/01/18	100	100,750
3.50%, 04/01/17	255	259,425
Walt Disney Co. (The)
1.10%, 12/01/17	50	50,207
1.13%, 02/15/17	205	205,643
1.85%, 05/30/19	25	25,542
5.50%, 03/15/19	125	139,943
5.63%, 09/15/16	125	127,158

		4,085,974
METAL FABRICATE & HARDWARE — 0.11%
Precision Castparts Corp.
1.25%, 01/15/18	100	100,267
2.25%, 06/15/20 (Call 05/15/20)	50	51,373

		151,640

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MINING — 0.77%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	$175	$175,606
1.88%, 11/21/16	50	50,244
5.40%, 03/29/17	50	51,772
6.50%, 04/01/19	90	101,930
Newmont Mining Corp.
5.13%, 10/01/19	100	108,632
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	200	219,890
9.00%, 05/01/19	150	179,806
Rio Tinto Finance USA PLC
1.38%, 06/17/16	50	50,024
2.25%, 12/14/18 (Call 11/14/18)	150	151,164

		1,089,068
OFFICE & BUSINESS EQUIPMENT — 0.20%
Xerox Corp.
2.75%, 03/15/19	50	49,880
2.95%, 03/15/17	9	9,091
5.63%, 12/15/19[a]	75	79,622
6.75%, 02/01/17	138	142,608

		281,201
OIL & GAS — 6.34%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	100	104,409
5.95%, 09/15/16	270	275,280
6.38%, 09/15/17	23	24,422
BP Capital Markets PLC
1.38%, 11/06/17	75	75,213
1.38%, 05/10/18	175	174,983
2.24%, 09/26/18	50	50,856
2.24%, 05/10/19	200	203,365
2.25%, 11/01/16	305	307,093
2.32%, 02/13/20	150	152,363
4.50%, 10/01/20	75	82,752
4.74%, 03/11/21	100	111,900
Canadian Natural Resources Ltd.
5.70%, 05/15/17	200	206,113
Chevron Corp.
0.89%, 06/24/16	23	23,014
1.10%, 12/05/17 (Call 11/05/17)	100	100,024
1.35%, 11/15/17	250	251,413
1.37%, 03/02/18	200	200,447

Security	Principal (000s)	Value
1.72%, 06/24/18 (Call 05/24/18)	$175	$176,627
1.79%, 11/16/18	100	101,047
1.96%, 03/03/20 (Call 02/03/20)	200	202,470
2.42%, 11/17/20 (Call 10/17/20)	100	102,998
2.43%, 06/24/20 (Call 05/24/20)	100	102,349
4.95%, 03/03/19	100	109,764
ConocoPhillips
5.75%, 02/01/19	325	357,946
6.00%, 01/15/20	150	169,421
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	100	102,022
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	75	74,381
1.50%, 05/15/18	50	49,722
4.20%, 03/15/21 (Call 02/15/21)	150	160,259
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	95,967
6.30%, 01/15/19	110	115,001
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	50	50,010
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,209
4.10%, 02/01/21	100	106,790
5.63%, 06/01/19	50	55,105
EQT Corp.
8.13%, 06/01/19	25	27,261
Exxon Mobil Corp.
0.92%, 03/15/17	100	100,102
1.71%, 03/01/19	150	151,791
1.82%, 03/15/19 (Call 02/15/19)	50	50,727
1.91%, 03/06/20 (Call 02/06/20)	400	404,191
2.22%, 03/01/21 (Call 02/01/21)	200	203,622
Hess Corp.
8.13%, 02/15/19	50	56,208
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	100	92,787
6.00%, 10/01/17	50	51,950
Marathon Petroleum Corp.
2.70%, 12/14/18	50	50,779
3.40%, 12/15/20 (Call 11/15/20)	100	101,204
Noble Energy Inc.
8.25%, 03/01/19	25	27,939
Occidental Petroleum Corp.
1.75%, 02/15/17	113	113,913

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.13%, 06/01/16	$83	$83,193
Series 1
4.10%, 02/01/21 (Call 11/01/20)	100	108,409
Petro-Canada
6.05%, 05/15/18	50	53,460
Phillips 66
2.95%, 05/01/17	25	25,472
Shell International Finance BV
0.90%, 11/15/16[a]	150	149,974
1.25%, 11/10/17	300	300,331
1.90%, 08/10/18	150	151,775
2.00%, 11/15/18	75	76,259
2.13%, 05/11/20	125	126,546
2.25%, 11/10/20	200	203,169
4.30%, 09/22/19	150	163,003
4.38%, 03/25/20	25	27,322
Statoil ASA
1.15%, 05/15/18	100	99,376
1.80%, 11/23/16	75	75,346
2.25%, 11/08/19	100	101,514
2.90%, 11/08/20	100	103,219
3.13%, 08/17/17	150	153,467
5.25%, 04/15/19	100	110,085
Total Capital Canada Ltd.
1.45%, 01/15/18	150	150,060
Total Capital International SA
1.00%, 08/12/16[a]	175	175,169
1.00%, 01/10/17	25	25,003
1.50%, 02/17/17	50	50,214
1.55%, 06/28/17	100	100,389
2.10%, 06/19/19	100	101,446
Total Capital SA
2.13%, 08/10/18	100	101,459
4.45%, 06/24/20	100	109,952
Valero Energy Corp.
6.13%, 02/01/20	50	56,181
9.38%, 03/15/19	25	29,649

		8,994,651
OIL & GAS SERVICES — 0.18%
Halliburton Co.
1.00%, 08/01/16	88	87,984
2.70%, 11/15/20 (Call 10/15/20)	50	50,610
6.15%, 09/15/19	100	112,917

		251,511

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.96%
Abbott Laboratories
2.00%, 03/15/20	$100	$99,280
4.13%, 05/27/20	50	54,571
AbbVie Inc.
1.75%, 11/06/17	125	125,655
1.80%, 05/14/18	125	125,710
2.00%, 11/06/18	150	151,151
2.50%, 05/14/20 (Call 04/14/20)	550	559,473
Actavis Funding SCS
1.30%, 06/15/17	10	9,972
1.85%, 03/01/17	250	250,899
2.35%, 03/12/18[a]	200	201,910
2.45%, 06/15/19	125	126,073
3.00%, 03/12/20 (Call 02/12/20)	175	178,790
Actavis Inc.
1.88%, 10/01/17	100	100,409
AstraZeneca PLC
1.95%, 09/18/19	100	101,262
2.38%, 11/16/20	100	102,215
5.90%, 09/15/17[a]	200	212,749
Cardinal Health Inc.
1.95%, 06/15/18	150	151,610
Eli Lilly & Co.
1.95%, 03/15/19	125	127,979
5.20%, 03/15/17	10	10,383
Express Scripts Holding Co.
1.25%, 06/02/17[a]	18	17,977
2.25%, 06/15/19	50	50,623
2.65%, 02/15/17[a]	100	101,126
3.30%, 02/25/21 (Call 01/25/21)[a]	60	61,991
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	350	381,687
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	155	155,894
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	100	100,551
1.88%, 12/05/19	75	75,826
2.15%, 05/15/16	50	50,027
5.15%, 07/15/18	200	217,840
5.55%, 08/15/17	100	105,906
McKesson Corp.
1.29%, 03/10/17	206	206,356
1.40%, 03/15/18	100	99,944

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.28%, 03/15/19	$25	$25,454
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	54,387
Medco Health Solutions Inc.
7.13%, 03/15/18	200	219,312
Merck & Co. Inc.
0.70%, 05/18/16	100	100,010
1.10%, 01/31/18	150	150,317
1.30%, 05/18/18	100	100,446
1.85%, 02/10/20	100	101,726
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	25	27,899
Mylan Inc.
1.35%, 11/29/16	16	15,976
1.80%, 06/24/16	50	50,043
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)[c]	150	154,819
Novartis Capital Corp.
4.40%, 04/24/20	50	55,476
Novartis Securities Investment Ltd.
5.13%, 02/10/19	250	276,053
Pfizer Inc.
0.90%, 01/15/17	110	110,053
1.10%, 05/15/17	250	251,166
1.50%, 06/15/18	95	95,930
2.10%, 05/15/19	100	102,813
6.05%, 03/30/17	10	10,465
6.20%, 03/15/19	250	283,572
Sanofi
1.25%, 04/10/18	150	150,379
4.00%, 03/29/21	200	219,208
Wyeth LLC
5.45%, 04/01/17	56	58,354
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	102,946

		7,032,643
PIPELINES — 1.56%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[c]	75	75,714
Enbridge Energy Partners LP
5.20%, 03/15/20	40	41,148
9.88%, 03/01/19	50	56,952

Security	Principal (000s)	Value
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	$100	$98,826
Enterprise Products Operating LLC
1.65%, 05/07/18	50	50,003
2.85%, 04/15/21 (Call 03/15/21)	100	101,796
5.20%, 09/01/20	75	83,249
5.25%, 01/31/20	100	110,151
6.50%, 01/31/19	50	55,794
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	200	198,070
5.30%, 09/15/20	75	78,721
5.95%, 02/15/18	25	26,268
6.00%, 02/01/17	24	24,711
6.50%, 04/01/20	125	135,807
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	150	148,442
3.05%, 12/01/19 (Call 11/01/19)	75	74,578
7.00%, 06/15/17	14	14,790
ONEOK Partners LP
8.63%, 03/01/19[a]	100	111,340
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	75	71,874
6.50%, 05/01/18	70	73,964
Spectra Energy Capital LLC
6.20%, 04/15/18	50	52,828
8.00%, 10/01/19	100	114,744
TransCanada PipeLines Ltd.
3.80%, 10/01/20	125	130,774
7.13%, 01/15/19	100	112,243
Williams Partners LP
5.25%, 03/15/20	150	149,565
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	15	15,405

		2,207,757
REAL ESTATE INVESTMENT TRUSTS — 0.94%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	150	151,895
3.40%, 02/15/19	50	51,714
4.50%, 01/15/18	100	104,441
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	50	52,398
5.88%, 10/15/19 (Call 07/17/19)	100	112,265

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	$100	$103,579
ERP Operating LP
5.75%, 06/15/17	45	47,187
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	49,457
5.38%, 02/01/21 (Call 11/03/20)	100	109,837
6.00%, 01/30/17	8	8,253
6.70%, 01/30/18	50	53,898
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	75,869
5.65%, 02/01/20 (Call 11/01/19)	200	226,314
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	75	75,602
4.00%, 04/30/19 (Call 01/30/19)	50	52,481
Weyerhaeuser Co.
7.38%, 10/01/19	50	57,279

		1,332,469
RETAIL — 2.81%
Best Buy Co. Inc.
5.00%, 08/01/18	100	104,942
5.50%, 03/15/21 (Call 12/15/20)	83	87,980
Costco Wholesale Corp.
1.13%, 12/15/17	100	100,314
1.70%, 12/15/19	150	150,456
5.50%, 03/15/17	13	13,534
CVS Health Corp.
1.20%, 12/05/16	114	114,166
1.90%, 07/20/18	100	101,348
2.25%, 12/05/18 (Call 11/05/18)	150	153,391
2.25%, 08/12/19 (Call 07/12/19)	75	76,765
2.80%, 07/20/20 (Call 06/20/20)	400	415,654
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	106,790
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	300	306,876
2.25%, 09/10/18 (Call 08/10/18)	25	25,691
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	158	159,142
4.63%, 04/15/20 (Call 10/15/19)	25	27,772
5.40%, 10/15/16	125	127,517
McDonald’s Corp.
2.10%, 12/07/18	100	102,108

Security	Principal (000s)	Value
2.75%, 12/09/20 (Call 11/09/20)	$150	$155,615
5.35%, 03/01/18	50	53,759
5.80%, 10/15/17	25	26,663
Nordstrom Inc.
4.75%, 05/01/20[a]	50	54,085
Target Corp.
2.30%, 06/26/19	100	103,192
3.88%, 07/15/20	25	27,419
5.38%, 05/01/17	100	104,408
6.00%, 01/15/18	200	216,707
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	156	156,469
1.13%, 04/11/18[a]	200	200,910
1.95%, 12/15/18	200	204,916
3.25%, 10/25/20[a]	150	161,368
3.63%, 07/08/20	100	108,869
5.38%, 04/05/17	100	104,298
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	75	75,543
2.70%, 11/18/19 (Call 10/18/19)	50	51,623

		3,980,290
SAVINGS & LOANS — 0.02%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	25	25,636

		25,636
SEMICONDUCTORS — 0.79%
Intel Corp.
1.35%, 12/15/17	100	100,681
1.95%, 10/01/16	270	271,162
2.45%, 07/29/20	300	309,943
QUALCOMM Inc.
1.40%, 05/18/18	50	50,183
2.25%, 05/20/20	205	209,958
Texas Instruments Inc.
1.00%, 05/01/18	75	74,990
1.65%, 08/03/19	100	100,978

		1,117,895
SOFTWARE — 1.53%
Adobe Systems Inc.
4.75%, 02/01/20	100	110,199
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	150	156,924

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Microsoft Corp.
0.88%, 11/15/17	$75	$75,097
1.30%, 11/03/18	50	50,403
1.63%, 12/06/18	150	152,320
1.85%, 02/12/20 (Call 01/12/20)	200	203,953
2.00%, 11/03/20 (Call 10/03/20)	250	256,084
4.20%, 06/01/19	25	27,327
Oracle Corp.
1.20%, 10/15/17	100	100,443
2.25%, 10/08/19	400	412,358
2.38%, 01/15/19	75	77,564
3.88%, 07/15/20	150	163,753
5.00%, 07/08/19	200	223,092
5.75%, 04/15/18	150	163,009

		2,172,526
TELECOMMUNICATIONS — 5.15%
AT&T Inc.
1.60%, 02/15/17	122	122,497
1.70%, 06/01/17	100	100,440
2.30%, 03/11/19	300	306,237
2.38%, 11/27/18	100	102,155
2.40%, 08/15/16	30	30,117
2.40%, 03/15/17[a]	100	101,028
2.45%, 06/30/20 (Call 05/30/20)	300	304,612
4.60%, 02/15/21 (Call 11/15/20)	200	219,771
5.20%, 03/15/20	100	111,324
5.50%, 02/01/18	311	333,130
5.80%, 02/15/19	175	194,497
5.88%, 10/01/19	50	56,441
British Telecommunications PLC
1.25%, 02/14/17	200	200,256
Cisco Systems Inc.
1.10%, 03/03/17	369	370,136
1.65%, 06/15/18	100	101,264
2.13%, 03/01/19	175	179,453
2.20%, 02/28/21	175	178,626
2.45%, 06/15/20	300	310,927
3.15%, 03/14/17	150	153,214
4.45%, 01/15/20	150	165,762
4.95%, 02/15/19	100	110,092
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	113,467
Orange SA
2.75%, 09/14/16	75	75,428

Security	Principal (000s)	Value
2.75%, 02/06/19	$150	$154,569
Rogers Communications Inc.
6.80%, 08/15/18	75	83,287
Telefonica Emisiones SAU
5.13%, 04/27/20	150	165,702
5.46%, 02/16/21	200	227,400
5.88%, 07/15/19	125	139,687
6.42%, 06/20/16	50	50,279
Verizon Communications Inc.
1.35%, 06/09/17	200	200,594
2.63%, 02/21/20	600	618,580
3.65%, 09/14/18	340	358,212
4.50%, 09/15/20	400	442,990
5.50%, 02/15/18	75	80,270
Vodafone Group PLC
1.50%, 02/19/18	445	445,715
1.63%, 03/20/17	190	190,933
5.63%, 02/27/17	200	207,269

		7,306,361
TRANSPORTATION — 0.70%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	100	110,864
5.65%, 05/01/17	50	52,294
Canadian National Railway Co.
5.55%, 03/01/19	100	111,187
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	106,706
6.25%, 03/15/18	25	27,213
FedEx Corp.
8.00%, 01/15/19	125	146,057
Norfolk Southern Corp.
5.75%, 04/01/18	150	161,772
United Parcel Service Inc.
5.13%, 04/01/19	150	166,308
5.50%, 01/15/18	100	107,720

		990,121

TOTAL CORPORATE BONDS & NOTES
(Cost: $138,669,756)		139,908,503

U.S. GOVERNMENT OBLIGATIONS — 0.49%
U.S. Treasury Note/Bond
1.25%, 03/31/21[a]	700	699,020

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $701,213)		699,020

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.80%

MONEY MARKET FUNDS — 6.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	7,780	$7,780,357
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	584	583,606
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	1,270	1,269,600

		9,633,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,633,563)		9,633,563

TOTAL INVESTMENTS IN SECURITIES — 105.97%
(Cost: $149,004,532)		150,241,086
Other Assets, Less Liabilities — (5.97)%		(8,458,316)

NET ASSETS — 100.00%		$141,782,770

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.43%

AEROSPACE & DEFENSE — 1.37%
Boeing Co. (The)
4.88%, 02/15/20	$134	$150,334
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	34	33,810
3.88%, 07/15/21 (Call 04/15/21)	79	86,898
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	137,348
United Technologies Corp.
1.80%, 06/01/17	200	201,134
3.10%, 06/01/22	98	103,571
4.15%, 05/15/45 (Call 11/16/44)	24	25,529
4.50%, 06/01/42	250	278,660
5.70%, 04/15/40	18	22,840
6.13%, 02/01/19	7	7,874

		1,047,998
AGRICULTURE — 1.70%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	103,485
4.00%, 01/31/24	200	220,734
5.38%, 01/31/44	175	217,377
Archer-Daniels-Midland Co.
4.02%, 04/16/43	34	34,751
Philip Morris International Inc.
1.13%, 08/21/17	250	250,335
2.50%, 08/22/22	106	108,369
3.60%, 11/15/23	63	68,328
3.88%, 08/21/42	189	191,242
4.13%, 03/04/43	45	46,803
4.38%, 11/15/41	24	25,820
5.65%, 05/16/18	24	26,183

		1,293,427
AIRLINES — 0.33%
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	87	87,200
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	30	30,763

Security	Principal (000s)	Value
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	$130	$134,655

		252,618
APPAREL — 0.07%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	57	57,830

		57,830
AUTO MANUFACTURERS — 1.40%
American Honda Finance Corp.
0.95%, 05/05/17	112	111,808
2.13%, 10/10/18	112	114,156
2.25%, 08/15/19	89	91,214
Daimler Finance North America LLC
8.50%, 01/18/31	73	115,046
Toyota Motor Credit Corp.
1.75%, 05/22/17	161	162,232
2.00%, 10/24/18	67	68,106
2.10%, 01/17/19	34	34,656
2.15%, 03/12/20	112	113,963
2.63%, 01/10/23[a]	167	170,676
3.30%, 01/12/22	79	83,935

		1,065,792
BANKS — 28.79%
Abbey National Treasury Services PLC/United Kingdom
2.00%, 08/24/18	27	27,158
2.38%, 03/16/20[a]	57	57,200
2.50%, 03/14/19	100	101,185
4.00%, 03/13/24	67	71,816
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	37	36,950
2.25%, 06/13/19	39	39,479
2.70%, 11/16/20	242	247,629
Bank of America N.A.
1.65%, 03/26/18	234	234,475
Bank of Montreal
1.40%, 09/11/17	100	100,240
1.45%, 04/09/18 (Call 03/09/18)[a]	67	66,973
1.80%, 07/31/18	112	112,612

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	$67	$67,150
2.10%, 08/01/18 (Call 07/02/18)	100	101,660
2.10%, 01/15/19 (Call 12/15/18)	79	80,435
2.80%, 05/04/26	100	100,955
3.40%, 05/15/24 (Call 04/15/24)	57	59,972
3.55%, 09/23/21 (Call 08/23/21)	79	84,607
3.65%, 02/04/24 (Call 01/05/24)	24	25,712
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	177	179,999
Bank of Nova Scotia (The)
1.45%, 04/25/18	122	121,831
2.05%, 06/05/19	189	190,460
2.35%, 10/21/20	97	97,825
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	100	100,212
2.25%, 02/01/19 (Call 01/02/19)	89	90,571
BNP Paribas SA
2.38%, 09/14/17[a]	57	57,618
2.40%, 12/12/18	222	225,834
2.45%, 03/17/19	45	45,788
5.00%, 01/15/21	134	149,857
BPCE SA
2.50%, 07/15/19	242	246,324
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	249,631
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	242	245,353
2.50%, 09/20/18	97	99,101
Cooperatieve Rabobank UA
3.88%, 02/08/22	112	120,664
3.95%, 11/09/22	242	250,020
4.38%, 08/04/25	242	253,375
5.25%, 05/24/41	67	80,379
Credit Suisse AG/New York NY
3.00%, 10/29/21	242	246,809
4.38%, 08/05/20	484	522,904
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	194	196,743
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	222	224,795
2.55%, 10/23/19	167	169,440

Security	Principal (000s)	Value
2.60%, 04/23/20 (Call 03/23/20)	$300	$303,567
2.90%, 07/19/18	67	68,621
3.63%, 01/22/23	156	161,428
3.75%, 05/22/25 (Call 02/22/25)	12	12,328
4.00%, 03/03/24	34	35,755
4.75%, 10/21/45 (Call 04/21/45)	50	52,824
5.25%, 07/27/21	45	50,617
5.38%, 03/15/20	112	124,119
5.75%, 01/24/22	250	287,650
6.13%, 02/15/33	156	189,721
6.15%, 04/01/18	200	216,231
6.25%, 09/01/17	12	12,716
6.25%, 02/01/41	145	182,556
7.50%, 02/15/19	184	210,920
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	242	260,940
HSBC Holdings PLC
4.00%, 03/30/22	40	42,309
4.30%, 03/08/26	200	209,686
4.88%, 01/14/22	24	26,435
5.10%, 04/05/21	106	117,253
5.25%, 03/14/44	194	205,688
6.50%, 09/15/37	190	227,064
HSBC USA Inc.
1.70%, 03/05/18	339	338,562
2.25%, 06/23/19[a]	97	97,669
JPMorgan Chase & Co.
1.63%, 05/15/18	24	24,040
1.80%, 01/25/18	57	57,319
2.00%, 08/15/17	134	135,244
2.25%, 01/23/20 (Call 12/23/19)	134	135,032
2.35%, 01/28/19	311	316,623
2.55%, 10/29/20 (Call 09/29/20)	200	202,850
2.75%, 06/23/20 (Call 05/23/20)	24	24,558
3.20%, 01/25/23	101	103,659
3.25%, 09/23/22	150	155,175
3.90%, 07/15/25 (Call 04/15/25)	167	176,462
4.35%, 08/15/21	40	43,728
4.63%, 05/10/21	57	62,971
5.40%, 01/06/42	150	180,698
5.60%, 07/15/41	12	14,805
6.00%, 01/15/18	134	143,898
6.30%, 04/23/19	156	175,673

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.40%, 05/15/38	$95	$127,290
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	242	256,954
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	242,181
Lloyds Bank PLC
2.05%, 01/22/19	200	200,515
2.40%, 03/17/20	194	195,581
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	249,732
Mitsubishi UFJ Financial Group Inc.
3.85%, 03/01/26	150	157,670
Morgan Stanley
2.13%, 04/25/18	112	112,769
2.50%, 01/24/19	134	136,192
2.80%, 06/16/20	307	312,646
3.75%, 02/25/23	189	196,865
3.88%, 01/27/26	100	104,005
4.30%, 01/27/45	112	112,862
5.50%, 01/26/20[a]	97	107,829
5.50%, 07/28/21	134	152,363
5.63%, 09/23/19	194	215,465
6.38%, 07/24/42	118	155,088
6.63%, 04/01/18	439	478,102
Series F
3.88%, 04/29/24	177	184,755
National Australia Bank Ltd./New York
2.63%, 01/14/21	250	255,287
Northern Trust Corp.
2.38%, 08/02/22	73	73,191
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/02/18)[b]	242	243,091
4.20%, 11/01/25 (Call 10/02/25)[a,b]	242	267,389
PNC Funding Corp.
5.13%, 02/08/20[b]	117	130,301
Royal Bank of Canada
1.63%, 04/15/19	100	100,095
1.80%, 07/30/18	250	251,809
2.15%, 03/15/19[a]	112	113,652
2.20%, 07/27/18	177	179,829
State Street Corp.
3.10%, 05/15/23	67	68,628
3.30%, 12/16/24	100	105,231

Security	Principal (000s)	Value
3.70%, 11/20/23	$50	$53,331
Sumitomo Mitsui Banking Corp.
2.45%, 01/10/19	242	245,333
2.45%, 10/20/20	242	243,231
Sumitomo Mitsui Financial Group Inc. ADR
3.78%, 03/09/26[a]	100	104,399
Svenska Handelsbanken AB
1.63%, 03/21/18	242	243,050
Toronto-Dominion Bank (The)
1.40%, 04/30/18	167	166,931
1.95%, 01/22/19	50	50,435
2.13%, 07/02/19	24	24,289
2.25%, 11/05/19	67	67,971
2.63%, 09/10/18	112	114,852
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	100	100,454
2.20%, 04/25/19 (Call 03/25/19)	200	204,119
2.95%, 07/15/22 (Call 06/15/22)	101	103,683
3.00%, 03/15/22 (Call 02/15/22)	79	82,332
3.10%, 04/27/26 (Call 03/27/26)	100	101,210
3.70%, 01/30/24 (Call 12/29/23)	75	81,412
UBS AG/Stamford CT
1.80%, 03/26/18[a]	242	243,487
2.35%, 03/26/20[a]	250	252,521
Wachovia Corp.
5.75%, 06/15/17	156	163,489
Wells Fargo & Co.
1.40%, 09/08/17	57	57,006
1.50%, 01/16/18	112	112,393
2.15%, 01/15/19	300	304,972
3.00%, 01/22/21	145	149,982
3.00%, 04/22/26	100	99,758
3.50%, 03/08/22	217	230,208
3.90%, 05/01/45	89	88,190
4.10%, 06/03/26[a]	112	117,296
4.13%, 08/15/23	24	25,483
4.30%, 07/22/27	112	118,881
4.48%, 01/16/24	79	85,473
4.60%, 04/01/21	112	124,187
5.61%, 01/15/44	300	349,427
5.63%, 12/11/17	57	60,850
Series M
3.45%, 02/13/23	205	209,753

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20	$22	$22,230
Westpac Banking Corp.
1.60%, 01/12/18[a]	50	50,149
2.00%, 08/14/17	100	100,798
2.25%, 07/30/18	100	101,337
2.25%, 01/17/19[a]	79	80,036
2.30%, 05/26/20	57	57,555
4.88%, 11/19/19	95	104,238

		21,953,233
BEVERAGES — 5.61%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	100	101,365
2.15%, 02/01/19	200	203,911
2.65%, 02/01/21 (Call 01/01/21)	225	231,185
3.65%, 02/01/26 (Call 11/01/25)	300	316,310
3.70%, 02/01/24	45	48,230
4.63%, 02/01/44	40	44,001
4.70%, 02/01/36 (Call 08/01/35)	150	164,354
4.90%, 02/01/46 (Call 08/01/45)	375	423,533
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	377	378,593
3.75%, 07/15/42	177	172,007
8.20%, 01/15/39	57	86,983
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)[a]	34	37,422
Coca-Cola Co. (The)
0.88%, 10/27/17[a]	119	119,130
1.15%, 04/01/18	67	67,291
1.65%, 11/01/18	67	68,087
2.50%, 04/01/23	89	91,174
2.88%, 10/27/25[a]	97	101,155
3.30%, 09/01/21	101	108,566
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	152,227
Diageo Capital PLC
1.50%, 05/11/17	139	139,536
2.63%, 04/29/23 (Call 01/29/23)	86	87,640
Diageo Investment Corp.
4.25%, 05/11/42	79	84,124
PepsiCo Inc.
2.15%, 10/14/20 (Call 09/14/20)	125	128,267
2.25%, 01/07/19 (Call 12/07/18)	156	160,010
2.75%, 03/05/22	225	235,409

Security	Principal (000s)	Value
2.75%, 03/01/23	$145	$150,797
2.75%, 04/30/25 (Call 01/30/25)	57	58,575
2.85%, 02/24/26 (Call 11/24/25)	100	102,804
4.00%, 03/05/42	62	63,686
4.60%, 07/17/45 (Call 01/17/45)	107	122,019
7.90%, 11/01/18	29	33,638

		4,282,029
BIOTECHNOLOGY — 1.12%
Gilead Sciences Inc.
2.35%, 02/01/20	222	227,386
2.55%, 09/01/20	112	115,583
3.50%, 02/01/25 (Call 11/01/24)	89	94,248
3.65%, 03/01/26 (Call 12/01/25)	21	22,421
4.50%, 02/01/45 (Call 08/01/44)	198	212,797
4.60%, 09/01/35 (Call 03/01/35)	167	181,946

		854,381
CHEMICALS — 0.82%
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	84	83,284
6.00%, 07/15/18	112	123,094
Lubrizol Corp.
8.88%, 02/01/19	34	40,351
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	12	10,631
4.20%, 07/15/34 (Call 01/15/34)	156	150,160
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	34,135
3.55%, 11/07/42 (Call 05/07/42)	30	28,594
4.50%, 08/15/19	89	97,169
Sherwin-Williams Co. (The)
1.35%, 12/15/17	57	56,935

		624,353
COMMERCIAL SERVICES — 0.48%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	35	36,043
3.38%, 09/15/25 (Call 06/15/25)	17	18,252
Catholic Health Initiatives
2.95%, 11/01/22	95	95,958
Massachusetts Institute of Technology
5.60%, 07/01/11	50	65,247
MasterCard Inc.
2.00%, 04/01/19[a]	45	45,935
3.38%, 04/01/24	57	60,907

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Princeton University
5.70%, 03/01/39	$24	$32,701
Series A
4.95%, 03/01/19	12	13,206

		368,249
COMPUTERS — 3.76%
Apple Inc.
1.00%, 05/03/18	222	221,907
1.55%, 02/07/20[a]	167	167,307
2.00%, 05/06/20	33	33,576
2.10%, 05/06/19	160	163,857
2.25%, 02/23/21 (Call 01/23/21)	100	102,170
2.70%, 05/13/22	112	115,407
2.85%, 05/06/21	167	174,884
3.20%, 05/13/25	24	25,176
3.25%, 02/23/26 (Call 11/23/25)	150	157,062
3.45%, 05/06/24	112	119,446
3.45%, 02/09/45	132	120,220
3.85%, 05/04/43	112	109,549
4.38%, 05/13/45	63	66,554
4.45%, 05/06/44	57	60,769
4.65%, 02/23/46 (Call 08/23/45)	150	164,724
EMC Corp./MA
1.88%, 06/01/18[a]	112	110,070
3.38%, 06/01/23 (Call 03/01/23)[a]	57	47,536
International Business Machines Corp.
1.63%, 05/15/20[a]	97	97,134
1.88%, 05/15/19	97	98,418
3.63%, 02/12/24	150	161,990
4.00%, 06/20/42	136	140,408
5.70%, 09/14/17	281	299,030
7.63%, 10/15/18	97	111,343

		2,868,537
COSMETICS & PERSONAL CARE — 0.52%
Colgate-Palmolive Co.
1.75%, 03/15/19	34	34,699
1.95%, 02/01/23	79	79,058
Procter & Gamble Co. (The)
2.30%, 02/06/22	45	46,302
2.70%, 02/02/26[a]	100	103,313
5.55%, 03/05/37	100	130,096

		393,468

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.07%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	$45	$51,221

		51,221
DIVERSIFIED FINANCIAL SERVICES — 5.89%
American Express Co.
2.65%, 12/02/22	32	31,847
4.05%, 12/03/42[a]	76	75,961
7.00%, 03/19/18	189	207,406
American Express Credit Corp.
1.55%, 09/22/17	42	42,132
2.13%, 07/27/18[a]	134	135,832
2.13%, 03/18/19	112	113,515
2.25%, 08/15/19	45	45,684
2.38%, 05/26/20 (Call 04/25/20)	50	50,812
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	51,103
Ameriprise Financial Inc.
4.00%, 10/15/23	97	103,648
CME Group Inc./IL
3.00%, 03/15/25 (Call 12/15/24)	100	101,383
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[c]	630	644,555
4.42%, 11/15/35[c]	200	217,715
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	153,781
3.10%, 01/09/23	125	131,814
5.63%, 05/01/18	350	381,820
5.88%, 01/14/38	500	658,302
HSBC Finance Corp.
6.68%, 01/15/21	137	157,451
Intercontinental Exchange Inc.
2.50%, 10/15/18	57	58,063
3.75%, 12/01/25 (Call 09/01/25)	150	155,407
Invesco Finance PLC
3.75%, 01/15/26	97	101,508
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	50,610
10.38%, 11/01/18	67	81,405
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	46,129
5.60%, 12/01/19	57	63,491

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	$250	$256,102
3.15%, 12/14/25 (Call 09/14/25)	200	209,805
4.30%, 12/14/45 (Call 06/14/45)	150	165,017

		4,492,298
ELECTRIC — 3.98%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	125	134,334
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	45	43,118
Commonwealth Edison Co.
5.80%, 03/15/18	134	144,541
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	62	61,967
4.45%, 03/15/44 (Call 09/15/43)	45	49,116
Series 08-B
6.75%, 04/01/38	79	107,630
Consumers Energy Co.
6.70%, 09/15/19	30	34,658
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	57	60,045
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	28	28,479
4.00%, 09/30/42 (Call 03/30/42)	150	156,101
5.30%, 02/15/40[a]	18	22,552
Duke Energy Florida LLC
6.40%, 06/15/38	45	62,373
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	41,234
3.00%, 09/15/21 (Call 06/15/21)	100	104,700
4.15%, 12/01/44 (Call 06/01/44)	75	79,465
4.20%, 08/15/45 (Call 02/15/45)	45	48,107
5.30%, 01/15/19	12	13,147
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,526
4.05%, 06/01/42 (Call 12/01/41)	145	155,770
Georgia Power Co.
4.30%, 03/15/42	134	142,611
Series 10-C
4.75%, 09/01/40	24	25,987
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,619
5.13%, 11/01/40 (Call 05/01/40)	34	40,435

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	$101	$106,451
5.80%, 03/01/37	29	36,553
6.05%, 03/01/34	256	337,879
PacifiCorp
6.00%, 01/15/39	190	246,232
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	29	28,355
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	24	24,010
San Diego Gas & Electric Co.
4.50%, 08/15/40	34	37,734
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	67	69,583
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	85,491
4.65%, 10/01/43 (Call 04/01/43)	62	70,798
5.50%, 03/15/40	59	73,017
Series 08-A
5.95%, 02/01/38	12	15,371
Virginia Electric & Power Co.
5.40%, 04/30/18	106	113,776
8.88%, 11/15/38	106	172,249
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	25,168

		3,036,182
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	57	58,013
2.63%, 02/15/23 (Call 11/15/22)	57	57,778

		115,791
ELECTRONICS — 0.27%
Honeywell International Inc.
4.25%, 03/01/21	67	74,698
5.30%, 03/01/18	24	25,828
5.38%, 03/01/41	84	105,565

		206,091
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
2.88%, 05/08/22	7	7,194
4.38%, 05/08/42	57	61,371

		68,565

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FOOD — 0.32%
Unilever Capital Corp.
2.10%, 07/30/20	$97	$98,905
2.20%, 03/06/19	97	99,646
5.90%, 11/15/32	34	45,441

		243,992
GAS — 0.10%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	45	45,918
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	27,923

		73,841
HAND & MACHINE TOOLS — 0.06%
Stanley Black & Decker Inc.
2.90%, 11/01/22	45	45,589

		45,589
HEALTH CARE – PRODUCTS — 1.35%
Covidien International Finance SA
6.00%, 10/15/17	112	119,866
Medtronic Inc.
1.38%, 04/01/18	12	12,046
3.50%, 03/15/25	531	568,713
4.38%, 03/15/35	119	131,497
4.63%, 03/15/44 (Call 09/15/43)	45	50,842
4.63%, 03/15/45	45	51,275
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	57	58,320
4.75%, 04/15/43 (Call 10/15/42)	34	36,108

		1,028,667
HEALTH CARE – SERVICES — 1.81%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	49,946
2.75%, 11/15/22 (Call 08/15/22)	67	66,883
4.50%, 05/15/42 (Call 11/15/41)[a]	97	99,942
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	38,525
Howard Hughes Medical Institute
3.50%, 09/01/23	57	61,517
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	28,277
UnitedHealth Group Inc.
1.40%, 10/15/17	89	89,357
2.70%, 07/15/20	112	116,390

Security	Principal (000s)	Value
2.88%, 03/15/22 (Call 12/15/21)	$101	$104,699
2.88%, 03/15/23	79	81,018
3.75%, 07/15/25	333	360,805
4.63%, 07/15/35	7	7,902
4.75%, 07/15/45	49	56,380
6.00%, 02/15/18	12	13,011
6.88%, 02/15/38	145	204,624

		1,379,276
HOLDING COMPANIES – DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	23,602

		23,602
HOUSEHOLD PRODUCTS & WARES — 0.05%
Kimberly-Clark Corp.
6.63%, 08/01/37	29	41,119

		41,119
INSURANCE — 3.14%
AEGON Funding Co. LLC
5.75%, 12/15/20	30	34,400
Aflac Inc.
3.63%, 11/15/24	57	60,246
Allstate Corp. (The)
3.15%, 06/15/23[a]	57	58,957
4.50%, 06/15/43	34	37,376
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	24	25,054
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	134	134,730
1.70%, 03/15/19	200	202,689
3.00%, 05/15/22	81	84,741
4.30%, 05/15/43[a]	73	78,194
4.40%, 05/15/42	45	49,023
5.75%, 01/15/40	12	15,297
Berkshire Hathaway Inc.
1.55%, 02/09/18	24	24,222
3.00%, 02/11/23	45	46,627
3.13%, 03/15/26 (Call 12/15/25)	100	104,113
Chubb Corp. (The)
5.75%, 05/15/18	67	72,737
6.00%, 05/11/37	24	31,093
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	150	155,068
3.15%, 03/15/25[a]	57	59,064

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
3.35%, 05/15/24	$45	$47,306
4.35%, 11/03/45 (Call 05/03/45)	50	54,594
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	57	56,122
4.13%, 05/15/43 (Call 11/15/42)	24	22,951
Manulife Financial Corp.
4.15%, 03/04/26	75	78,148
5.38%, 03/04/46	25	26,961
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	57,308
3.75%, 03/14/26 (Call 12/14/25)	50	51,765
MetLife Inc.
1.76%, 12/15/17	84	84,454
3.00%, 03/01/25[a]	67	66,801
4.05%, 03/01/45	73	70,313
4.13%, 08/13/42	136	131,166
4.88%, 11/13/43	50	53,995
7.72%, 02/15/19	89	102,804
Series D
4.37%, 09/15/23	100	109,313
Travelers Companies Inc. (The)
5.35%, 11/01/40	50	61,618
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	44,315

		2,393,565
INTERNET — 0.64%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	194	196,397
Alphabet Inc.
3.38%, 02/25/24[a]	57	62,134
3.63%, 05/19/21	29	31,869
Baidu Inc.
3.50%, 11/28/22	194	197,997

		488,397
MACHINERY — 1.67%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	167	170,734
2.25%, 12/01/19	45	46,265
2.85%, 06/01/22[a]	45	46,840
Caterpillar Inc.
3.80%, 08/15/42	98	97,030
3.90%, 05/27/21	89	97,570
5.20%, 05/27/41	45	53,314
7.90%, 12/15/18	57	66,391

Security	Principal (000s)	Value
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	$67	$70,594
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	103,323
3.90%, 06/09/42 (Call 12/09/41)	89	90,549
John Deere Capital Corp.
1.20%, 10/10/17	167	167,474
1.35%, 01/16/18	66	66,389
2.05%, 03/10/20	34	34,468
2.25%, 04/17/19	161	165,040

		1,275,981
MANUFACTURING — 0.87%
3M Co.
2.00%, 06/26/22	100	101,866
3.00%, 08/07/25[a]	57	60,762
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	79	86,238
General Electric Co.
4.50%, 03/11/44	97	108,550
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	57	61,290
3.90%, 09/01/42 (Call 03/01/42)	50	51,123
6.25%, 04/01/19	24	27,210
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	112	118,440
Tyco International Finance SA
5.13%, 09/14/45 (Call 03/14/45)	45	48,578

		664,057
MEDIA — 2.88%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	155,374
2.85%, 01/15/23	101	105,082
3.38%, 08/15/25 (Call 05/15/25)	66	70,435
3.60%, 03/01/24	45	48,807
4.25%, 01/15/33	300	320,293
4.40%, 08/15/35 (Call 02/15/35)	100	109,513
4.50%, 01/15/43	150	164,763
4.60%, 08/15/45 (Call 02/15/45)	112	126,050
4.75%, 03/01/44	57	65,254
5.70%, 05/15/18	57	62,222
6.45%, 03/15/37	24	32,090
6.95%, 08/15/37	101	142,276

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23	$57	$59,175
4.38%, 04/01/21	79	88,099
5.15%, 04/30/20	211	239,459
Walt Disney Co. (The)
1.10%, 12/01/17	112	112,314
2.35%, 12/01/22[a]	89	90,970
3.00%, 02/13/26[a]	100	106,023
Series E
4.13%, 12/01/41	89	95,788

		2,193,987
METAL FABRICATE & HARDWARE — 0.17%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	67	67,887
3.25%, 06/15/25 (Call 03/15/25)	57	60,205

		128,092
MINING — 1.04%
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	24	25,081
3.85%, 09/30/23[a]	24	25,481
5.00%, 09/30/43	150	166,728
6.50%, 04/01/19	79	89,329
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	145	159,597
7.13%, 07/15/28	57	72,049
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	132	132,332
4.13%, 08/21/42 (Call 02/21/42)	126	121,520

		792,117
OIL & GAS — 6.67%
BP Capital Markets PLC
1.38%, 11/06/17	67	67,104
1.38%, 05/10/18	150	149,862
2.24%, 09/26/18	67	68,213
2.24%, 05/10/19	45	45,747
2.50%, 11/06/22	100	99,824
2.75%, 05/10/23	200	199,768
3.51%, 03/17/25[a]	125	130,707
4.50%, 10/01/20	67	73,958
4.74%, 03/11/21	12	13,440
Chevron Corp.
1.37%, 03/02/18	100	100,351
1.79%, 11/16/18[a]	200	202,486

Security	Principal (000s)	Value
1.96%, 03/03/20 (Call 02/03/20)	$45	$45,377
2.36%, 12/05/22 (Call 09/05/22)[a]	100	100,739
3.19%, 06/24/23 (Call 03/24/23)[a]	75	78,176
3.33%, 11/17/25 (Call 08/17/25)	50	52,692
4.95%, 03/03/19	150	164,450
Conoco Funding Co.
7.25%, 10/15/31	89	104,885
ConocoPhillips
5.75%, 02/01/19	150	164,879
6.00%, 01/15/20	34	38,340
6.50%, 02/01/39	175	215,812
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	17	17,013
3.35%, 11/15/24 (Call 08/15/24)	100	99,871
4.20%, 03/15/21 (Call 02/15/21)	150	160,533
4.30%, 11/15/44 (Call 05/15/44)[a]	45	43,540
Exxon Mobil Corp.
1.31%, 03/06/18	100	100,518
1.71%, 03/01/19	100	101,069
2.22%, 03/01/21 (Call 02/01/21)	150	152,873
2.71%, 03/06/25 (Call 12/06/24)	167	169,708
3.18%, 03/15/24 (Call 12/15/23)	101	106,083
4.11%, 03/01/46 (Call 09/01/45)[a]	125	132,979
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	120	120,058
2.70%, 02/15/23 (Call 11/15/22)	63	63,307
3.40%, 04/15/26 (Call 01/15/26)	25	25,798
4.40%, 04/15/46 (Call 10/15/45)	50	53,144
4.63%, 06/15/45 (Call 12/15/44)[a]	45	48,933
Shell International Finance BV
1.13%, 08/21/17	150	149,620
1.25%, 11/10/17	200	200,238
1.90%, 08/10/18	24	24,283
3.25%, 05/11/25[a]	189	195,006
4.13%, 05/11/35	167	175,393
4.55%, 08/12/43	112	120,551
6.38%, 12/15/38	150	193,364
Total Capital Canada Ltd.
2.75%, 07/15/23	101	102,198
Total Capital International SA
1.55%, 06/28/17	150	150,392
2.13%, 01/10/19	24	24,348
2.70%, 01/25/23	75	75,838
3.75%, 04/10/24	100	106,955

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Total Capital SA
4.45%, 06/24/20	$50	$54,894

		5,085,317
OIL & GAS SERVICES — 0.91%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	40	41,070
5.13%, 09/15/40	58	59,816
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	73	75,590
3.50%, 08/01/23 (Call 05/01/23)	24	24,421
3.80%, 11/15/25 (Call 08/15/25)[a]	242	247,946
4.50%, 11/15/41 (Call 05/15/41)[a]	79	74,390
4.75%, 08/01/43 (Call 02/01/43)	45	43,968
5.00%, 11/15/45 (Call 05/15/45)	75	76,119
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	45	47,617

		690,937
PHARMACEUTICALS — 5.32%
Abbott Laboratories
2.00%, 03/15/20	69	68,542
2.55%, 03/15/22	100	99,569
5.30%, 05/27/40	50	59,098
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	102,121
AstraZeneca PLC
1.95%, 09/18/19	156	157,933
3.38%, 11/16/25	100	104,203
4.00%, 09/18/42	50	50,959
4.38%, 11/16/45	97	104,450
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	57	56,967
4.50%, 03/01/44 (Call 09/01/43)	49	56,135
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	57	58,487
5.55%, 03/15/37	18	22,501
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	50	51,846
5.65%, 05/15/18	29	31,640
6.38%, 05/15/38	124	170,160
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	145	151,291

Security	Principal (000s)	Value
Johnson & Johnson
1.13%, 03/01/19	$100	$100,008
1.65%, 12/05/18	57	57,842
2.45%, 03/01/26 (Call 12/01/25)	100	100,526
3.70%, 03/01/46 (Call 09/01/45)	150	159,085
5.55%, 08/15/17	89	94,265
5.95%, 08/15/37	117	161,868
Merck & Co. Inc.
1.10%, 01/31/18	222	222,494
1.30%, 05/18/18	24	24,135
2.40%, 09/15/22 (Call 06/15/22)	45	45,695
2.80%, 05/18/23	57	59,722
3.70%, 02/10/45 (Call 08/10/44)	139	141,870
4.15%, 05/18/43	101	110,495
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	29	32,246
Novartis Capital Corp.
2.40%, 09/21/22[a]	89	90,966
3.00%, 11/20/25 (Call 08/20/25)	75	78,488
3.40%, 05/06/24	89	96,004
3.70%, 09/21/42	73	75,206
4.00%, 11/20/45 (Call 05/20/45)	50	54,219
Novartis Securities Investment Ltd.
5.13%, 02/10/19	161	177,858
Pfizer Inc.
3.00%, 06/15/23	67	70,207
6.20%, 03/15/19	233	264,571
7.20%, 03/15/39	247	364,569
Sanofi
4.00%, 03/29/21	122	133,481

		4,061,722
PIPELINES — 0.61%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	57	54,976
3.80%, 10/01/20	117	122,177
4.63%, 03/01/34 (Call 12/01/33)	84	83,712
6.10%, 06/01/40	112	129,081
6.50%, 08/15/18	24	26,307
7.63%, 01/15/39	40	51,231

		467,484
REAL ESTATE INVESTMENT TRUSTS — 0.75%
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	112	124,614

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	$45	$45,745
2.50%, 07/15/21 (Call 04/15/21)	100	102,684
3.38%, 03/15/22 (Call 12/15/21)[a]	100	105,751
3.50%, 09/01/25 (Call 06/01/25)	153	162,950
5.65%, 02/01/20 (Call 11/01/19)	24	27,078

		568,822
RETAIL — 3.92%
Costco Wholesale Corp.
1.70%, 12/15/19	112	113,651
1.75%, 02/15/20	57	57,461
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	57	58,233
2.25%, 09/10/18 (Call 08/10/18)	34	34,922
2.63%, 06/01/22 (Call 05/01/22)	150	154,937
3.75%, 02/15/24 (Call 11/15/23)	89	98,481
4.20%, 04/01/43 (Call 10/01/42)	79	85,859
4.25%, 04/01/46 (Call 10/01/45)	45	49,473
4.88%, 02/15/44 (Call 08/15/43)	12	14,309
5.88%, 12/16/36	228	295,480
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	57	60,239
3.70%, 04/15/46 (Call 10/15/45)	50	49,704
3.80%, 11/15/21 (Call 08/15/21)	18	19,638
4.65%, 04/15/42 (Call 10/15/41)	101	114,514
5.00%, 09/15/43 (Call 03/15/43)	24	28,536
6.65%, 09/15/37[a]	51	69,903
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[a]	45	49,684
Target Corp.
2.50%, 04/15/26	50	50,095
2.90%, 01/15/22	70	73,730
4.00%, 07/01/42	80	84,649
5.38%, 05/01/17	97	101,291
7.00%, 01/15/38	97	142,539
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	89	91,781
3.25%, 10/25/20	75	80,672
3.30%, 04/22/24 (Call 01/22/24)	89	96,196
4.30%, 04/22/44 (Call 10/22/43)[a]	40	44,987
4.75%, 10/02/43 (Call 04/02/43)	12	14,266
5.63%, 04/15/41	311	403,587
5.80%, 02/15/18	156	169,470
6.50%, 08/15/37	200	280,407

		2,988,694

Security	Principal (000s)	Value
SEMICONDUCTORS — 1.82%
Applied Materials Inc.
4.30%, 06/15/21	$57	$62,624
5.85%, 06/15/41	34	40,273
Intel Corp.
1.35%, 12/15/17	200	201,281
3.30%, 10/01/21	139	148,531
3.70%, 07/29/25 (Call 04/29/25)[a]	180	197,632
4.00%, 12/15/32	67	70,647
4.25%, 12/15/42	40	42,147
4.90%, 07/29/45 (Call 01/29/45)	45	51,434
QUALCOMM Inc.
1.40%, 05/18/18	46	46,212
2.25%, 05/20/20	29	29,714
3.00%, 05/20/22	48	50,083
3.45%, 05/20/25 (Call 02/20/25)[a]	167	173,194
4.80%, 05/20/45 (Call 11/20/44)	63	63,557
Texas Instruments Inc.
1.65%, 08/03/19	145	146,185
Xilinx Inc.
2.13%, 03/15/19	67	67,378

		1,390,892
SOFTWARE — 3.50%
Microsoft Corp.
0.88%, 11/15/17	112	112,092
1.63%, 12/06/18	24	24,370
1.85%, 02/12/20 (Call 01/12/20)	57	58,129
2.00%, 11/03/20 (Call 10/03/20)	150	153,461
2.65%, 11/03/22 (Call 09/03/22)	100	103,736
3.00%, 10/01/20	89	94,962
3.50%, 02/12/35 (Call 08/12/34)	400	401,466
3.63%, 12/15/23 (Call 09/15/23)	24	26,250
4.20%, 11/03/35 (Call 05/03/35)	97	105,900
4.45%, 11/03/45 (Call 05/03/45)[a]	100	110,932
4.75%, 11/03/55 (Call 05/03/55)	25	28,134
4.88%, 12/15/43 (Call 06/15/43)	45	52,779
5.30%, 02/08/41[a]	62	76,688
Oracle Corp.
1.20%, 10/15/17	122	122,491
2.25%, 10/08/19	222	228,519
2.38%, 01/15/19	134	138,388
3.25%, 05/15/30 (Call 02/15/30)[a]	150	151,866
3.63%, 07/15/23	112	121,426
3.90%, 05/15/35 (Call 11/15/34)	89	90,855
4.30%, 07/08/34 (Call 01/08/34)	167	178,722

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.38%, 05/15/55 (Call 11/15/54)	$12	$12,322
5.00%, 07/08/19	12	13,388
5.38%, 07/15/40	195	234,850
5.75%, 04/15/18	24	26,128

		2,667,854
TELECOMMUNICATIONS — 1.58%
America Movil SAB de CV
4.38%, 07/16/42[a]	194	191,958
5.00%, 03/30/20	100	110,763
5.63%, 11/15/17	24	25,489
Cisco Systems Inc.
1.40%, 02/28/18	150	151,160
2.13%, 03/01/19	45	46,141
2.60%, 02/28/23	50	51,787
3.63%, 03/04/24	89	98,301
4.45%, 01/15/20	117	129,351
4.95%, 02/15/19	167	183,774
5.50%, 01/15/40	173	219,529

		1,208,253
TRANSPORTATION — 1.65%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	104,163
3.85%, 09/01/23 (Call 06/01/23)	250	274,197
5.15%, 09/01/43 (Call 03/01/43)	250	299,673
Canadian National Railway Co.
5.55%, 03/01/19	57	63,426
Union Pacific Corp.
4.05%, 03/01/46 (Call 09/01/45)	75	78,255
4.16%, 07/15/22 (Call 04/15/22)	63	70,317
4.82%, 02/01/44 (Call 08/01/43)	67	77,012
United Parcel Service Inc.
2.45%, 10/01/22	47	48,470
3.13%, 01/15/21	12	12,809
4.88%, 11/15/40 (Call 05/15/40)	79	94,074
5.13%, 04/01/19	112	124,214
6.20%, 01/15/38	7	9,553

		1,256,163
WATER — 0.15%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	112	117,635

		117,635

TOTAL CORPORATE BONDS & NOTES
(Cost: $73,255,745)		74,308,118

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 9.82%

MONEY MARKET FUNDS — 9.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	5,933	$5,932,844
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,d,e]	445	445,024
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	1,110	1,109,790

		7,487,658

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,487,658)		7,487,658

TOTAL INVESTMENTS IN SECURITIES —107.25%
(Cost: $80,743,403)		81,795,776
Other Assets, Less Liabilities — (7.25)%		(5,532,445)

NET ASSETS — 100.00%		$76,263,331

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.68%

ADVERTISING — 0.47%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$25	$25,649
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)[a]	25	26,375
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	26,048
3.63%, 05/01/22	25	26,373
4.45%, 08/15/20	25	27,312
WPP Finance 2010
4.75%, 11/21/21	25	27,452
5.63%, 11/15/43	10	10,659

		169,868
AEROSPACE & DEFENSE — 1.05%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	25	26,890
5.20%, 10/15/19	25	27,029
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	50	51,435
3.55%, 01/15/26 (Call 10/15/25)	50	53,488
4.70%, 05/15/46 (Call 11/15/45)	100	115,055
Northrop Grumman Corp.
1.75%, 06/01/18	50	50,357
3.50%, 03/15/21	25	26,637
3.85%, 04/15/45 (Call 10/15/44)	10	10,012
4.75%, 06/01/43	15	17,305

		378,208
AGRICULTURE — 1.13%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	25	25,871
2.85%, 08/09/22	25	25,888
4.00%, 01/31/24	25	27,592
4.75%, 05/05/21	25	28,251
9.25%, 08/06/19	25	31,037
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	50	50,706
Reynolds American Inc.
2.30%, 06/12/18	25	25,466
3.25%, 06/12/20	14	14,660
4.00%, 06/12/22	25	27,144

Security	Principal (000s)	Value
4.45%, 06/12/25 (Call 03/12/25)	$25	$27,622
5.85%, 08/15/45 (Call 02/15/45)	50	61,361
6.15%, 09/15/43	25	31,440
6.88%, 05/01/20	25	29,505

		406,543
APPAREL — 0.15%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 05/31/16)	25	25,875
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	25	26,812

		52,687
AUTO MANUFACTURERS — 2.35%
Ford Motor Co.
4.75%, 01/15/43[a]	50	51,510
7.45%, 07/16/31	50	66,323
Ford Motor Credit Co. LLC
3.34%, 03/18/21	200	206,429
General Motors Co.
3.50%, 10/02/18	50	51,378
4.00%, 04/01/25	25	25,058
4.88%, 10/02/23	25	26,776
5.00%, 04/01/35	25	24,839
5.20%, 04/01/45	25	24,913
6.25%, 10/02/43	25	28,204
6.75%, 04/01/46 (Call 10/01/45)	25	30,140
General Motors Financial Co. Inc.
2.63%, 07/10/17	50	50,501
3.25%, 05/15/18	50	51,070
3.50%, 07/10/19	50	51,645
4.20%, 03/01/21 (Call 02/01/21)	50	52,570
4.25%, 05/15/23[a]	25	25,816
4.38%, 09/25/21	50	52,689
4.75%, 08/15/17	25	25,944

		845,805
AUTO PARTS & EQUIPMENT — 1.04%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	10	9,794
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	25	26,304
5.00%, 02/15/23 (Call 02/15/18)	25	26,438
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 05/31/16)[a]	75	78,984

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	$25	$25,706
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	25	26,562
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	25	26,837
ZF North America Capital Inc.
4.50%, 04/29/22[a,b]	150	153,559

		374,184
BANKS — 13.63%
Bank of America Corp.
2.60%, 01/15/19	200	203,343
2.63%, 10/19/20	150	151,234
2.63%, 04/19/21	100	100,769
3.88%, 08/01/25	50	52,038
4.00%, 01/22/25	75	74,896
4.20%, 08/26/24	75	76,484
4.25%, 10/22/26	50	50,768
6.11%, 01/29/37	100	115,596
6.88%, 04/25/18	100	109,595
Series L
3.95%, 04/21/25	75	74,617
Bank of Nova Scotia (The)
4.50%, 12/16/25	25	25,651
Barclays PLC
4.38%, 09/11/24[a]	200	193,280
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	100	100,357
3.20%, 02/05/25 (Call 01/05/25)	25	24,682
3.50%, 06/15/23	50	50,730
3.75%, 04/24/24 (Call 03/24/24)	25	25,745
4.75%, 07/15/21	100	109,232
CIT Group Inc.
3.88%, 02/19/19[a]	25	25,125
4.25%, 08/15/17	25	25,359
5.00%, 05/15/17	25	25,516
5.00%, 08/15/22[a]	25	26,188
5.00%, 08/01/23[a]	10	10,400
5.25%, 03/15/18	25	25,781
5.50%, 02/15/19[a,b]	25	26,188
Citigroup Inc.
1.70%, 04/27/18	50	49,950
1.80%, 02/05/18	100	100,187

Security	Principal (000s)	Value
2.05%, 12/07/18	$200	$201,004
2.65%, 10/26/20	175	176,854
2.70%, 03/30/21	50	50,576
3.50%, 05/15/23	50	50,253
3.88%, 03/26/25	50	49,652
4.05%, 07/30/22	25	26,008
4.40%, 06/10/25	50	51,442
4.45%, 09/29/27	50	51,039
5.30%, 05/06/44	50	53,643
5.50%, 09/13/25	75	82,983
6.63%, 06/15/32	50	60,455
6.68%, 09/13/43	25	30,975
8.13%, 07/15/39	25	38,194
Credit Agricole SA VRN, (3 mo. LIBOR US + 1.233%)
6.64%, 05/29/49 (Call 05/31/17)[b]	100	100,250
Credit Suisse AG/New York NY
5.40%, 01/14/20	75	81,317
6.00%, 02/15/18	50	53,248
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250	251,973
Deutsche Bank AG
3.13%, 01/13/21	125	125,244
4.10%, 01/13/26	50	50,124
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	25	25,151
3.50%, 03/15/22 (Call 02/15/22)	25	26,230
4.30%, 01/16/24 (Call 12/16/23)	25	26,554
4.50%, 06/01/18	50	52,359
8.25%, 03/01/38	25	35,920
Goldman Sachs Group Inc. (The)
5.15%, 05/22/45	50	51,118
5.95%, 01/15/27	25	28,466
6.45%, 05/01/36	25	29,190
6.75%, 10/01/37	100	120,562
JPMorgan Chase & Co.
3.38%, 05/01/23	50	50,176
4.13%, 12/15/26	150	155,977
4.95%, 06/01/45	50	53,602
KeyCorp
5.10%, 03/24/21	50	55,640

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Morgan Stanley
3.95%, 04/23/27	$25	$25,004
4.10%, 05/22/23	50	51,645
4.35%, 09/08/26	50	51,605
4.88%, 11/01/22	50	54,180
5.00%, 11/24/25	50	54,278
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	49,731
3.20%, 02/08/21 (Call 01/08/21)	50	50,369
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	100	97,882
6.00%, 12/19/23	25	25,571
6.10%, 06/10/23	25	25,901
6.13%, 12/15/22	25	26,729
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	50	49,113
4.50%, 07/17/25 (Call 04/17/25)	50	51,797
State Street Corp.
4.96%, 03/15/18	25	26,199
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	101,064
Wells Fargo Capital X
5.95%, 12/01/86	25	25,467

		4,916,425
BEVERAGES — 0.23%
Constellation Brands Inc.
4.25%, 05/01/23	25	26,125
6.00%, 05/01/22	25	28,437
Molson Coors Brewing Co.
5.00%, 05/01/42	25	27,094

		81,656
BIOTECHNOLOGY — 2.18%
Amgen Inc.
1.25%, 05/22/17	25	25,021
2.20%, 05/22/19 (Call 04/22/19)	25	25,491
3.45%, 10/01/20	25	26,547
3.63%, 05/15/22 (Call 02/15/22)	25	26,745
3.63%, 05/22/24 (Call 02/22/24)	25	26,549
3.88%, 11/15/21 (Call 08/15/21)	25	27,107
4.10%, 06/15/21 (Call 03/15/21)	25	27,269
4.40%, 05/01/45 (Call 11/01/44)	25	25,898
4.95%, 10/01/41	25	27,280
5.15%, 11/15/41 (Call 05/15/41)	25	28,020

Security	Principal (000s)	Value
5.38%, 05/15/43 (Call 11/15/42)	$25	$28,781
5.65%, 06/15/42 (Call 12/15/41)	25	29,759
5.70%, 02/01/19	25	27,766
6.38%, 06/01/37	25	31,526
6.40%, 02/01/39	25	31,706
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	50	53,592
5.20%, 09/15/45 (Call 03/15/45)	25	28,237
6.88%, 03/01/18	50	54,773
Celgene Corp.
1.90%, 08/15/17	25	25,136
2.88%, 08/15/20	50	51,623
3.25%, 08/15/22	25	25,820
3.55%, 08/15/22	25	26,251
3.88%, 08/15/25 (Call 05/15/25)	50	52,638
4.63%, 05/15/44 (Call 11/15/43)	25	25,799
5.00%, 08/15/45 (Call 02/15/45)	25	27,291

		786,625
BUILDING MATERIALS — 0.57%
CRH America Inc.
8.13%, 07/15/18	50	56,317
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	25	25,750
7.13%, 03/15/20	25	28,875
Owens Corning
7.00%, 12/01/36	10	11,626
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a,b]	25	26,063
6.00%, 10/15/25 (Call 10/15/20)[b]	25	26,937
Vulcan Materials Co.
7.50%, 06/15/21	25	30,125

		205,693
CHEMICALS — 2.43%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	25	25,099
3.38%, 03/15/25 (Call 12/15/24)	25	24,635
4.90%, 06/01/43 (Call 12/01/42)	10	9,921
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)[a]	25	25,144
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	25	28,531
Celanese U.S. Holdings LLC
4.63%, 11/15/22	10	10,295

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CF Industries Inc.
5.15%, 03/15/34	$10	$9,824
5.38%, 03/15/44	25	24,371
7.13%, 05/01/20	25	28,728
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)[a]	50	51,916
4.13%, 11/15/21 (Call 08/15/21)	25	27,339
4.25%, 11/15/20 (Call 08/15/20)	25	27,270
4.38%, 11/15/42 (Call 05/15/42)	25	24,583
5.25%, 11/15/41 (Call 05/15/41)	25	26,999
7.38%, 11/01/29	25	32,456
8.55%, 05/15/19	25	29,746
9.40%, 05/15/39	10	15,231
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	25	24,875
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	10	10,180
3.80%, 03/15/25 (Call 12/15/24)	25	25,840
4.65%, 10/15/44 (Call 04/15/44)[a]	25	24,988
Ecolab Inc.
1.45%, 12/08/17	25	24,992
4.35%, 12/08/21	25	27,708
5.50%, 12/08/41	10	11,811
LYB International Finance BV
4.00%, 07/15/23	25	26,412
5.25%, 07/15/43	25	27,288
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	25	23,427
5.00%, 04/15/19 (Call 01/15/19)	100	107,667
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	25	26,332
5.63%, 11/15/43 (Call 05/15/43)	10	10,715
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	50	48,403
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	10	8,450
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	25	26,175

		877,351
COMMERCIAL SERVICES — 1.05%
ADT Corp. (The)
2.25%, 07/15/17[a]	25	25,312
4.13%, 06/15/23[a]	25	23,250

Security	Principal (000s)	Value
4.88%, 07/15/42	$10	$7,475
6.25%, 10/15/21[a]	25	25,863
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	25	25,695
Moody’s Corp.
5.50%, 09/01/20	50	55,949
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	26,399
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	25	25,365
3.75%, 08/15/21 (Call 06/15/21)	25	25,909
4.25%, 08/15/24 (Call 05/15/24)	50	51,134
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	10	9,897
4.80%, 04/01/26 (Call 01/01/26)	25	26,144
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	25	24,906
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	25,528

		378,826
COMPUTERS — 1.42%
Dell Inc.
5.88%, 06/15/19[a]	25	26,125
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	25	25,238
2.85%, 10/05/18[b]	50	51,000
3.60%, 10/15/20 (Call 09/15/20)[b]	50	51,679
4.40%, 10/15/22 (Call 08/15/22)[a,b]	25	26,406
4.90%, 10/15/25 (Call 07/15/25)[b]	50	51,845
6.20%, 10/15/35 (Call 04/15/35)[b]	10	9,974
6.35%, 10/15/45 (Call 04/15/45)[b]	25	24,858
HP Inc.
3.75%, 12/01/20	9	9,433
4.30%, 06/01/21	25	26,245
4.65%, 12/09/21	25	26,609
6.00%, 09/15/41	25	23,445
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)	25	26,125
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)[a]	25	25,280
Seagate HDD Cayman
3.75%, 11/15/18	25	25,000
4.75%, 01/01/25	25	18,923
5.75%, 12/01/34 (Call 06/01/34)	25	16,375

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[b]	$50	$48,625

		513,185
DISTRIBUTION & WHOLESALE — 0.17%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	50	52,500
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	10	9,754

		62,254
DIVERSIFIED FINANCIAL SERVICES — 4.01%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[a]	150	154,875
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	10	10,038
4.25%, 09/15/24 (Call 06/15/24)	25	25,054
Aircastle Ltd.
5.50%, 02/15/22	10	10,638
6.25%, 12/01/19[a]	25	27,437
Ally Financial Inc.
3.25%, 02/13/18	25	25,000
3.75%, 11/18/19	25	24,938
4.13%, 03/30/20[a]	25	25,469
4.13%, 02/13/22[a]	25	25,375
4.75%, 09/10/18	25	25,625
5.13%, 09/30/24	25	26,187
5.75%, 11/20/25 (Call 10/20/25)[a]	25	25,313
6.25%, 12/01/17	25	26,031
8.00%, 03/15/20	25	28,344
8.00%, 11/01/31	25	29,937
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	24,687
3.85%, 11/21/22	25	24,814
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	211,634
8.13%, 01/15/20	100	119,472
Goldman Sachs Capital I
6.35%, 02/15/34	25	28,599
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	25	24,813
5.88%, 02/01/22 (Call 08/01/17)[a]	25	23,844
6.00%, 08/01/20 (Call 02/01/17)	25	24,940

Security	Principal (000s)	Value
International Lease Finance Corp.
3.88%, 04/15/18[a]	$10	$10,150
5.88%, 04/01/19[a]	10	10,725
6.25%, 05/15/19	25	27,125
7.13%, 09/01/18[b]	25	27,312
Jefferies Group LLC
5.13%, 04/13/18	25	25,916
6.25%, 01/15/36	10	9,560
8.50%, 07/15/19[a]	25	28,495
Legg Mason Inc.
5.63%, 01/15/44	10	9,891
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	25	25,640
Navient Corp.
4.88%, 06/17/19[a]	25	23,950
5.50%, 01/15/19	25	24,813
5.50%, 01/25/23[a]	25	22,469
5.63%, 08/01/33	25	17,625
7.25%, 01/25/22	25	24,625
8.00%, 03/25/20	25	26,250
8.45%, 06/15/18	25	26,750
Nomura Holdings Inc.
2.75%, 03/19/19	25	25,366
6.70%, 03/04/20	50	57,586
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	25	23,500
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	25	24,973

		1,445,785
ELECTRIC — 2.42%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	25	25,063
7.38%, 07/01/21 (Call 06/01/21)[a]	25	28,688
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	25	24,884
Appalachian Power Co.
7.00%, 04/01/38	10	13,038
Calpine Corp.
6.00%, 01/15/22 (Call 11/01/16)[b]	25	26,406
7.88%, 01/15/23 (Call 01/15/17)[b]	10	10,675
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	25	25,317
3.63%, 12/01/24 (Call 09/01/24)	25	25,701

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)	$25	$23,875
Series B
5.95%, 06/15/35	10	11,492
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	10	10,599
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	25	25,104
3.05%, 08/15/22 (Call 05/15/22)	25	25,374
Entergy Texas Inc.
7.13%, 02/01/19	25	28,359
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	51,299
3.95%, 06/15/25 (Call 03/15/25)[b]	10	10,640
5.10%, 06/15/45 (Call 12/15/44)[b]	25	27,819
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	25	25,275
4.00%, 10/01/20 (Call 07/01/20)[a]	25	26,243
6.20%, 10/01/17	25	26,487
6.25%, 10/01/39	25	26,923
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	25	25,265
Series C
7.38%, 11/15/31	25	30,383
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	25	26,511
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	50	54,868
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	25	29,782
6.13%, 03/01/22	25	29,548
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	10	9,400
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	29,056
6.80%, 09/01/18	10	11,132
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)[a]	25	25,820
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	25	26,850
6.00%, 12/01/39	25	30,196
Southern Power Co.
5.15%, 09/15/41	10	10,209

Security	Principal (000s)	Value
WEC Energy Group Inc. VRN, (3 mo. LIBOR US + 2.113%)
6.25%, 05/15/67 (Call 05/15/17)	$10	$8,200
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	25	27,224

		873,705
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Edgewell Personal Care Co.
4.70%, 05/24/22	25	26,125
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	10	10,001

		36,126
ELECTRONICS — 0.89%
Agilent Technologies Inc.
5.00%, 07/15/20	25	27,501
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	25	25,276
Flextronics International Ltd.
4.63%, 02/15/20	50	52,125
Jabil Circuit Inc.
4.70%, 09/15/22	10	10,050
Koninklijke Philips NV
3.75%, 03/15/22	100	106,058
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	10	10,047
3.15%, 01/15/23 (Call 10/15/22)	10	10,106
3.60%, 08/15/21 (Call 05/15/21)	25	26,319
4.15%, 02/01/24 (Call 11/01/23)	25	26,799
4.50%, 03/01/21	25	27,287

		321,568
ENGINEERING & CONSTRUCTION — 0.07%
AECOM
5.88%, 10/15/24 (Call 07/15/24)[a]	25	26,250

		26,250
ENTERTAINMENT — 0.25%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[a]	25	26,375
5.38%, 11/01/23 (Call 08/01/23)	10	10,413
5.38%, 04/15/26	25	26,062
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	25	25,484

		88,334

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.56%
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)[a]	$25	$25,719
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	25	25,381
3.80%, 05/15/18	25	26,139
5.25%, 11/15/21	25	28,536
6.20%, 03/01/40	25	31,244
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	25	25,494
4.10%, 03/01/45 (Call 09/01/44)	10	10,249
4.75%, 06/30/20	25	27,681

		200,443
FOOD — 3.14%
Ahold Finance USA LLC
6.88%, 05/01/29	10	12,871
ConAgra Foods Inc.
1.90%, 01/25/18	25	25,118
3.20%, 01/25/23 (Call 10/25/22)	20	20,224
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	10	10,500
Delhaize Group
5.70%, 10/01/40	10	10,976
General Mills Inc.
2.20%, 10/21/19	25	25,520
5.40%, 06/15/40	25	29,978
5.65%, 02/15/19	25	27,843
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	10	9,200
5.88%, 07/15/24 (Call 07/15/19)[b]	25	23,250
7.25%, 06/01/21 (Call 05/30/16)[a,b]	10	10,250
JM Smucker Co. (The)
3.50%, 10/15/21	25	26,583
3.50%, 03/15/25	25	26,289
4.25%, 03/15/35	25	25,946
Kellogg Co.
4.00%, 12/15/20	25	27,048
4.50%, 04/01/46	25	26,343
Kraft Heinz Foods Co.
1.60%, 06/30/17[b]	25	25,051
2.25%, 06/05/17	25	25,211
3.50%, 06/06/22	50	52,928
3.50%, 07/15/22 (Call 05/15/22)[b]	25	26,365

Security	Principal (000s)	Value
5.00%, 07/15/35 (Call 01/15/35)[b]	$25	$27,907
5.00%, 06/04/42	50	55,682
5.38%, 02/10/20	25	27,927
6.13%, 08/23/18	25	27,543
6.50%, 02/09/40	10	12,639
6.88%, 01/26/39	25	32,657
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	25	26,071
4.00%, 02/01/24 (Call 11/01/23)	25	27,267
6.15%, 01/15/20	50	57,607
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	25	25,441
4.00%, 02/01/24 (Call 11/01/23)	50	54,039
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	50	51,119
4.50%, 04/01/46 (Call 10/01/45)	25	26,030
Tesco PLC
5.50%, 11/15/17[b]	100	104,824
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[b]	25	26,594
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	25	25,657
4.50%, 06/15/22 (Call 03/15/22)	25	27,673
5.15%, 08/15/44 (Call 02/15/44)	25	28,456

		1,132,627
FOREST PRODUCTS & PAPER — 0.41%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	10	9,937
Georgia-Pacific LLC
7.75%, 11/15/29	10	13,932
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	51,773
4.80%, 06/15/44 (Call 12/15/43)	25	25,178
5.00%, 09/15/35 (Call 03/15/35)	25	26,404
7.30%, 11/15/39	10	12,432
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/15/17)	10	7,525

		147,181
GAS — 0.34%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	29,102
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	25,352

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	$25	$26,349
6.00%, 10/15/39	10	12,072
9.80%, 02/15/19	25	30,170

		123,045
HEALTH CARE – PRODUCTS — 1.35%
Becton Dickinson and Co.
1.80%, 12/15/17	25	25,111
3.73%, 12/15/24 (Call 09/15/24)	25	26,601
4.69%, 12/15/44 (Call 06/15/44)	25	27,193
6.38%, 08/01/19	50	56,896
Boston Scientific Corp.
2.65%, 10/01/18	25	25,517
3.38%, 05/15/22	25	25,822
6.00%, 01/15/20	25	28,382
Life Technologies Corp.
6.00%, 03/01/20	25	28,395
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	50	51,260
3.50%, 03/15/26 (Call 12/15/25)	25	26,212
4.63%, 03/15/46 (Call 09/15/45)	25	27,441
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	50	50,262
2.70%, 04/01/20 (Call 03/01/20)	25	25,439
3.55%, 04/01/25 (Call 01/01/25)	25	25,623
4.45%, 08/15/45 (Call 02/15/45)	25	24,986
5.75%, 11/30/39	10	11,358

		486,498
HEALTH CARE – SERVICES — 2.55%
Anthem Inc.
1.88%, 01/15/18	10	10,051
2.25%, 08/15/19	25	25,260
3.30%, 01/15/23	25	25,424
3.50%, 08/15/24 (Call 05/15/24)	25	25,674
3.70%, 08/15/21 (Call 05/15/21)	25	26,316
4.63%, 05/15/42	25	25,658
4.65%, 01/15/43	25	25,763
4.65%, 08/15/44 (Call 02/15/44)	10	10,312
5.85%, 01/15/36	10	11,603
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)[b]	30	31,575
6.13%, 02/15/24 (Call 02/15/19)[a,b]	15	15,825

Security	Principal (000s)	Value
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 05/31/16)	$25	$25,313
5.13%, 08/01/21 (Call 02/01/17)	10	10,029
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	10	10,024
5.38%, 02/15/42 (Call 08/15/41)	25	28,066
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	25	27,219
5.88%, 01/31/22[a,b]	25	27,500
HCA Inc.
3.75%, 03/15/19	25	25,688
4.25%, 10/15/19[a]	10	10,400
4.75%, 05/01/23	10	10,250
5.00%, 03/15/24	25	25,875
5.25%, 04/15/25[a]	25	25,875
5.25%, 06/15/26 (Call 12/15/25)	50	51,937
5.88%, 03/15/22	25	27,312
6.50%, 02/15/20[a]	50	55,375
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	25	25,389
3.85%, 10/01/24 (Call 07/01/24)	10	10,378
4.95%, 10/01/44 (Call 04/01/44)	10	10,461
Laboratory Corp. of America Holdings
2.63%, 02/01/20	25	25,129
3.20%, 02/01/22	25	25,355
3.60%, 02/01/25 (Call 11/01/24)[a]	25	25,332
4.70%, 02/01/45 (Call 08/01/44)	10	9,995
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)	50	52,000
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)[a]	25	25,152
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	25	25,063
4.50%, 04/01/21[a]	10	10,125
6.00%, 10/01/20	25	26,500
6.25%, 11/01/18[a]	25	26,750
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	25	26,031

		917,984
HOLDING COMPANIES – DIVERSIFIED — 0.24%
Ares Capital Corp.
4.88%, 11/30/18	25	25,517

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	$25	$24,065
HRG Group Inc.
7.88%, 07/15/19 (Call 05/31/16)	25	26,375
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10	9,605

		85,562
HOME BUILDERS — 0.28%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[a]	25	25,563
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	25	25,859
4.75%, 11/15/22 (Call 08/15/22)	25	25,375
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	25	25,812

		102,609
HOUSEHOLD PRODUCTS & WARES — 0.22%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[a]	25	26,500
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	25	25,591
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	25	26,289

		78,380
HOUSEWARES — 0.40%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	50	52,187
4.00%, 12/01/24 (Call 09/01/24)	10	10,317
4.20%, 04/01/26 (Call 01/01/26)	50	52,815
5.50%, 04/01/46 (Call 10/01/45)	25	27,941

		143,260
INSURANCE — 2.51%
Allstate Corp. (The) VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	25	25,688
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	25	25,285
3.38%, 08/15/20	25	25,853
3.88%, 01/15/35 (Call 07/15/34)	25	22,880
4.13%, 02/15/24	25	26,111
4.88%, 06/01/22	25	27,414
6.25%, 05/01/36	100	117,046

Security	Principal (000s)	Value
Aon Corp.
5.00%, 09/30/20	$25	$27,619
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	25	25,054
4.75%, 05/15/45 (Call 11/15/44)	25	25,580
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[a]	10	10,535
AXA SA
8.60%, 12/15/30	25	33,250
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	10	10,008
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	25	25,609
5.88%, 08/15/20	25	27,893
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	10	10,294
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	27,849
VRN, (3 mo. LIBOR US + 4.603%)
8.13%, 06/15/68 (Call 06/15/18)	25	26,437
Liberty Mutual Group Inc.
7.80%, 03/07/87[b]	10	10,925
Lincoln National Corp.
7.00%, 06/15/40	25	30,539
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	26,500
10.75%, 08/01/69 (Call 08/01/34)	10	15,250
Principal Financial Group Inc.
6.05%, 10/15/36	10	11,757
Prudential Financial Inc.
3.50%, 05/15/24	25	25,495
5.38%, 06/21/20	25	28,039
7.38%, 06/15/19	25	28,946
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	25	25,250
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)	10	9,800
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	25	26,125
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[a]	25	26,500
Series D
6.63%, 12/01/37	25	31,194

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Voya Financial Inc.
2.90%, 02/15/18	$25	$25,340
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[a]	10	9,365
Willis Towers Watson PLC
5.75%, 03/15/21	25	27,641
XLIT Ltd.
4.45%, 03/31/25	25	24,695

		903,766
INTERNET — 0.87%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	25	25,606
2.60%, 12/05/19 (Call 11/05/19)	25	25,979
3.30%, 12/05/21 (Call 10/05/21)	25	26,878
4.80%, 12/05/34 (Call 06/05/34)	25	28,344
4.95%, 12/05/44 (Call 06/05/44)	25	29,252
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	50	50,747
3.45%, 08/01/24 (Call 05/01/24)[a]	50	49,933
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	25	25,305
Symantec Corp.
4.20%, 09/15/20	25	25,622
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	25,688

		313,354
IRON & STEEL — 1.11%
ArcelorMittal
6.13%, 06/01/18	25	25,922
6.25%, 08/05/20[a]	25	25,625
6.50%, 03/01/21	25	25,562
7.25%, 02/25/22[a]	25	26,297
7.75%, 03/01/41	10	9,250
8.00%, 10/15/39	25	23,250
10.85%, 06/01/19	25	28,625
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	25	26,377
6.40%, 12/01/37	25	29,577
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	10	10,105
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	25	25,562

Security	Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22[a]	$25	$22,906
5.63%, 09/15/19[a]	25	25,219
6.88%, 11/21/36	50	44,125
6.88%, 11/10/39	25	21,812
8.25%, 01/17/34	10	10,263
Vale SA
5.63%, 09/11/42	25	19,719

		400,196
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	25	26,705

		26,705
LODGING — 0.35%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	25	25,517
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	25	26,099
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)[a]	25	25,432
5.50%, 03/01/25 (Call 12/01/24)[b]	50	47,844

		124,892
MACHINERY — 0.36%
Case New Holland Industrial Inc.
7.88%, 12/01/17	50	53,250
CNH Industrial Capital LLC
3.88%, 07/16/18	25	25,062
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	25	24,958
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	25	25,251

		128,521
MANUFACTURING — 0.37%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	25	24,937
Eaton Corp.
1.50%, 11/02/17	25	25,048
2.75%, 11/02/22	25	25,224
4.00%, 11/02/32	10	10,240
4.15%, 11/02/42	10	10,272

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	$25	$27,043
5.75%, 06/15/43	10	11,853

		134,617
MEDIA — 7.62%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	25	26,778
3.70%, 10/15/25 (Call 07/15/25)[a]	50	53,428
4.50%, 02/15/21	25	27,624
6.15%, 02/15/41	25	30,894
6.20%, 12/15/34	25	30,849
6.40%, 12/15/35	25	31,323
6.65%, 11/15/37	25	32,557
7.75%, 12/01/45	25	34,082
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	25	25,031
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	25	26,028
3.50%, 01/15/25 (Call 10/15/24)	25	25,611
4.60%, 01/15/45 (Call 07/15/44)	25	24,441
7.88%, 07/30/30	25	34,062
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	25	25,625
5.13%, 05/01/23 (Call 05/01/18)[b]	25	25,500
5.25%, 09/30/22 (Call 09/30/17)	50	51,625
5.38%, 05/01/25 (Call 05/01/20)[b]	50	51,188
6.50%, 04/30/21 (Call 05/25/16)	25	25,870
7.38%, 06/01/20 (Call 05/07/16)	25	25,925
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	35	36,296
4.46%, 07/23/22 (Call 05/23/22)[b]	50	53,090
4.91%, 07/23/25 (Call 04/23/25)[b]	100	107,743
6.38%, 10/23/35 (Call 04/23/35)[b]	50	57,727
6.48%, 10/23/45 (Call 04/23/45)[b]	50	58,857
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[a,b]	50	51,625
CSC Holdings LLC
5.25%, 06/01/24[a]	25	22,750
6.75%, 11/15/21	10	10,319
7.63%, 07/15/18	25	27,063
Discovery Communications LLC
4.38%, 06/15/21	10	10,585

Security	Principal (000s)	Value
4.88%, 04/01/43	$10	$8,905
4.90%, 03/11/26 (Call 12/11/25)[a]	25	26,295
5.05%, 06/01/20	25	27,126
6.35%, 06/01/40	25	26,096
DISH DBS Corp.
4.63%, 07/15/17[a]	25	25,594
5.00%, 03/15/23	25	22,875
5.13%, 05/01/20	25	25,188
5.88%, 07/15/22[a]	50	48,625
5.88%, 11/15/24[a]	25	23,463
6.75%, 06/01/21[a]	25	25,755
7.88%, 09/01/19	25	27,563
Grupo Televisa SAB
6.63%, 01/15/40	25	28,363
Historic TW Inc.
6.63%, 05/15/29	25	30,845
6.88%, 06/15/18	25	27,701
Liberty Interactive LLC
8.25%, 02/01/30	10	10,375
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	24,921
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	50,229
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[a,b]	50	51,875
6.00%, 07/15/24 (Call 07/15/19)[a,b]	50	52,755
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	25,875
6.38%, 10/15/23 (Call 10/15/18)	10	10,800
Thomson Reuters Corp.
5.85%, 04/15/40	10	10,952
6.50%, 07/15/18	25	27,488
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	25	26,437
5.00%, 02/01/20	25	27,242
5.50%, 09/01/41 (Call 03/01/41)	50	51,698
5.85%, 05/01/17	25	26,045
5.88%, 11/15/40 (Call 05/15/40)	25	26,752
6.55%, 05/01/37	25	28,575
6.75%, 07/01/18	25	27,650
6.75%, 06/15/39	25	29,414
7.30%, 07/01/38	25	30,710
8.25%, 04/01/19	25	29,325
8.75%, 02/14/19	25	29,511

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 07/15/33	$25	$33,084
Time Warner Inc.
3.40%, 06/15/22	25	26,010
3.55%, 06/01/24 (Call 03/01/24)	25	25,833
3.60%, 07/15/25 (Call 04/15/25)	25	25,974
3.88%, 01/15/26 (Call 10/15/25)[a]	25	26,475
4.65%, 06/01/44 (Call 12/01/43)	25	25,777
4.75%, 03/29/21	25	27,743
4.85%, 07/15/45 (Call 01/15/45)	25	26,809
4.88%, 03/15/20	25	27,567
6.10%, 07/15/40	25	30,014
6.25%, 03/29/41	25	30,639
6.50%, 11/15/36	25	30,131
7.63%, 04/15/31	25	32,574
7.70%, 05/01/32	25	32,527
Verizon Communications Inc.
4.52%, 09/15/48	50	50,759
4.67%, 03/15/55	100	97,698
Viacom Inc.
2.50%, 09/01/18	25	25,231
3.88%, 12/15/21	25	25,914
3.88%, 04/01/24 (Call 01/01/24)[a]	10	10,005
4.25%, 09/01/23 (Call 06/01/23)	25	25,586
4.38%, 03/15/43	25	20,025
5.85%, 09/01/43 (Call 03/01/43)	25	24,652
6.88%, 04/30/36	25	26,910
Videotron Ltd.
5.00%, 07/15/22	10	10,375
5.38%, 06/15/24 (Call 03/15/24)[b]	10	10,438

		2,746,269
MINING — 2.09%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	25	24,344
5.40%, 04/15/21 (Call 01/15/21)[a]	25	25,375
5.90%, 02/01/27	10	9,713
5.95%, 02/01/37	10	8,897
6.15%, 08/15/20	25	26,531
6.75%, 07/15/18	25	26,993
Anglo American Capital PLC
4.45%, 09/27/20[b]	100	94,500
Barrick Gold Corp.
4.10%, 05/01/23	8	8,261

Security	Principal (000s)	Value
Barrick North America Finance LLC
4.40%, 05/30/21	$25	$26,541
5.75%, 05/01/43	25	25,685
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	25	25,147
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	10	9,200
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[a,b]	50	52,565
Freeport-McMoRan Inc.
2.30%, 11/14/17	25	24,187
2.38%, 03/15/18[a]	25	24,000
3.10%, 03/15/20	25	22,500
3.55%, 03/01/22 (Call 12/01/21)	25	20,875
3.88%, 03/15/23 (Call 12/15/22)	50	41,875
4.00%, 11/14/21	25	22,125
5.40%, 11/14/34 (Call 05/14/34)	25	19,123
5.45%, 03/15/43 (Call 09/15/42)	25	18,750
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	25	24,822
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	10	9,900
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	25	25,410
4.88%, 03/15/42 (Call 09/15/41)	10	9,536
5.13%, 10/01/19	25	27,160
6.25%, 10/01/39	25	26,754
Southern Copper Corp.
5.88%, 04/23/45	25	22,906
6.75%, 04/16/40	50	50,062

		753,737
OFFICE & BUSINESS EQUIPMENT — 0.17%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	10	10,361
Xerox Corp.
2.75%, 03/15/19	25	24,848
6.35%, 05/15/18	25	26,720

		61,929
OIL & GAS — 5.63%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	25	23,512
5.55%, 03/15/26 (Call 12/15/25)[a]	50	53,586
6.20%, 03/15/40	25	26,272

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.38%, 09/15/17	$4	$4,230
6.45%, 09/15/36	25	27,073
6.60%, 03/15/46 (Call 09/15/45)	25	28,371
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	50	48,000
6.00%, 12/01/20 (Call 05/31/16)	10	10,021
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	50	48,138
5.10%, 09/01/40 (Call 03/01/40)	50	49,635
Canadian Natural Resources Ltd.
1.75%, 01/15/18	25	24,500
3.90%, 02/01/25 (Call 11/01/24)	10	9,266
5.70%, 05/15/17	25	25,770
6.25%, 03/15/38	25	24,696
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	10	7,743
5.70%, 10/15/19	25	25,922
6.75%, 11/15/39	25	24,278
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	10	10,204
5.88%, 05/01/22 (Call 05/01/17)	25	26,192
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	25	25,219
5.50%, 04/01/23 (Call 10/01/17)[a]	25	25,187
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	10	8,525
4.50%, 04/15/23 (Call 01/15/23)	25	22,328
4.90%, 06/01/44 (Call 12/01/43)	25	20,125
5.00%, 09/15/22 (Call 03/15/17)	25	23,344
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	25	24,053
4.00%, 07/15/21 (Call 04/15/21)	25	24,140
4.75%, 05/15/42 (Call 11/15/41)	25	20,615
5.60%, 07/15/41 (Call 01/15/41)	25	21,938
7.95%, 04/15/32	10	10,751
Devon Financing Co. LLC
7.88%, 09/30/31	25	26,751
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	25	18,092
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	25	22,875
6.50%, 08/15/34	25	22,750
6.50%, 02/01/38	15	13,313

Security	Principal (000s)	Value
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	$50	$53,561
5.63%, 06/01/19	50	55,042
EQT Corp.
6.50%, 04/01/18	25	26,061
8.13%, 06/01/19	25	27,375
Hess Corp.
5.60%, 02/15/41	25	24,335
6.00%, 01/15/40	10	9,933
7.30%, 08/15/31	25	27,510
8.13%, 02/15/19	25	28,182
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/20)[a,b]	10	9,425
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	25	24,717
7.25%, 12/15/19	25	28,142
Kerr-McGee Corp.
6.95%, 07/01/24	25	27,759
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	25	22,000
5.90%, 03/15/18	25	26,000
6.60%, 10/01/37	25	23,750
6.80%, 03/15/32	10	9,725
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	10	8,302
5.13%, 03/01/21	25	27,046
6.50%, 03/01/41 (Call 09/01/40)	25	25,449
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	25	21,985
Nabors Industries Inc.
5.00%, 09/15/20[a]	25	23,750
6.15%, 02/15/18	25	25,500
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	10	9,900
5.63%, 07/01/24[a]	25	25,437
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	25	25,417
5.05%, 11/15/44 (Call 05/15/44)	25	23,550
5.25%, 11/15/43 (Call 05/15/43)	10	9,374
6.00%, 03/01/41 (Call 09/01/40)	10	9,932
8.25%, 03/01/19	10	11,168

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Phillips 66
2.95%, 05/01/17	$25	$25,466
4.30%, 04/01/22	75	81,608
4.65%, 11/15/34 (Call 05/15/34)	10	10,561
4.88%, 11/15/44 (Call 05/15/44)	25	26,889
5.88%, 05/01/42	25	28,549
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	25	25,900
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a]	10	9,263
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	50,836
6.50%, 06/15/38	50	58,459
Sunoco LP/Sunoco Finance Corp.
6.38%, 04/01/23 (Call 04/01/18)[b]	25	25,375
Transocean Inc.
6.00%, 03/15/18[a]	25	23,750
6.50%, 11/15/20[a]	10	8,244
6.80%, 03/15/38	25	15,313
7.13%, 12/15/21[a]	25	20,375
Valero Energy Corp.
3.65%, 03/15/25[a]	10	10,024
6.13%, 06/15/17	25	26,204
6.13%, 02/01/20	25	28,100
6.63%, 06/15/37	25	27,972
7.50%, 04/15/32	25	29,665

		2,030,295
OIL & GAS SERVICES — 0.27%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	25	22,280
3.95%, 12/01/42 (Call 06/01/42)	25	18,356
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	10	9,034
Weatherford International Ltd./Bermuda
5.13%, 09/15/20[a]	25	22,922
9.63%, 03/01/19[a]	25	26,250

		98,842
PACKAGING & CONTAINERS — 0.28%
Ball Corp.
5.00%, 03/15/22	25	26,190
5.25%, 07/01/25	25	26,297

Security	Principal (000s)	Value
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	$25	$25,500
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	10	10,591
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	10	11,264

		99,842
PHARMACEUTICALS — 4.31%
AbbVie Inc.
1.75%, 11/06/17	50	50,171
1.80%, 05/14/18	50	50,228
2.00%, 11/06/18	25	25,202
2.50%, 05/14/20 (Call 04/14/20)	50	50,794
2.90%, 11/06/22	50	50,805
3.20%, 11/06/22 (Call 09/06/22)	25	25,829
3.60%, 05/14/25 (Call 02/14/25)	50	52,428
4.40%, 11/06/42	50	50,604
4.50%, 05/14/35 (Call 11/14/34)	50	52,029
4.70%, 05/14/45 (Call 11/14/44)	50	53,073
Actavis Funding SCS
1.30%, 06/15/17	25	24,911
2.35%, 03/12/18	50	50,528
3.00%, 03/12/20 (Call 02/12/20)	50	51,024
3.45%, 03/15/22 (Call 01/15/22)	50	51,226
3.80%, 03/15/25 (Call 12/15/24)	100	102,304
3.85%, 06/15/24 (Call 03/15/24)	50	51,409
4.55%, 03/15/35 (Call 09/15/34)	50	49,853
4.75%, 03/15/45 (Call 09/15/44)	25	25,260
4.85%, 06/15/44 (Call 12/15/43)	25	25,447
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	50,476
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)[b]	50	51,136
4.00%, 06/23/25 (Call 03/23/25)[b]	25	25,759
5.25%, 06/23/45 (Call 12/23/44)[b]	15	16,037
Cardinal Health Inc.
1.95%, 06/15/18	25	25,223
3.20%, 03/15/23	25	25,909
Express Scripts Holding Co.
2.25%, 06/15/19	25	25,209
3.30%, 02/25/21 (Call 01/25/21)[a]	10	10,319
3.50%, 06/15/24 (Call 03/15/24)	10	10,125

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
3.90%, 02/15/22	$25	$26,215
4.50%, 02/25/26 (Call 11/25/25)	25	26,665
4.75%, 11/15/21	25	27,445
6.13%, 11/15/41[a]	10	11,218
McKesson Corp.
1.40%, 03/15/18	10	9,996
2.28%, 03/15/19	25	25,357
3.80%, 03/15/24 (Call 12/15/23)	25	26,490
4.88%, 03/15/44 (Call 09/15/43)	25	27,967
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	25	25,579
Medco Health Solutions Inc.
7.13%, 03/15/18	25	27,429
Mylan Inc.
2.60%, 06/24/18	25	25,197
5.40%, 11/29/43 (Call 05/29/43)	10	10,138
Quintiles Transnational Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	25	25,594
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	50,061
Zoetis Inc.
1.88%, 02/01/18	25	25,001
3.25%, 02/01/23 (Call 11/01/22)	25	24,972
4.70%, 02/01/43 (Call 08/01/42)	25	24,246

		1,552,888
PIPELINES — 6.29%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	10	9,257
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	23,206
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[b]	50	51,216
DCP Midstream LLC
5.35%, 03/15/20[b]	25	23,750
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	10	8,825
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	10	7,350
Enbridge Energy Partners LP
5.20%, 03/15/20	25	25,902
5.50%, 09/15/40 (Call 03/15/40)	25	22,231
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	25	22,887
4.50%, 06/10/44 (Call 12/10/43)	10	7,971

Security	Principal (000s)	Value
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	$25	$21,457
5.88%, 01/15/24 (Call 10/15/23)	25	23,375
7.50%, 10/15/20	25	25,187
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	25	24,500
4.75%, 01/15/26 (Call 10/15/25)	25	23,932
5.15%, 03/15/45 (Call 09/15/44)	25	20,899
5.20%, 02/01/22 (Call 11/01/21)	25	24,813
6.50%, 02/01/42 (Call 08/01/41)	25	24,082
6.70%, 07/01/18	25	26,437
7.50%, 07/01/38	25	26,240
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	25	21,375
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,270
3.70%, 02/15/26 (Call 11/15/25)[a]	50	50,934
3.75%, 02/15/25 (Call 11/15/24)	25	25,703
4.05%, 02/15/22	25	26,687
4.45%, 02/15/43 (Call 08/15/42)	25	23,497
4.85%, 03/15/44 (Call 09/15/43)	25	24,798
4.90%, 05/15/46 (Call 11/15/45)	25	25,183
5.10%, 02/15/45 (Call 08/15/44)	25	25,747
5.20%, 09/01/20	25	27,777
6.13%, 10/15/39	25	27,739
6.50%, 01/31/19	25	27,905
Gibson Energy Inc.
6.75%, 07/15/21 (Call 07/15/16)[b]	10	9,600
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	25	24,691
3.45%, 02/15/23 (Call 11/15/22)	25	23,592
3.95%, 09/01/22 (Call 06/01/22)	25	24,478
4.30%, 05/01/24 (Call 02/01/24)	25	24,391
5.50%, 03/01/44 (Call 09/01/43)	10	9,134
5.95%, 02/15/18	25	26,332
6.38%, 03/01/41	25	24,306
6.50%, 04/01/20	25	27,169
6.85%, 02/15/20	25	27,499
6.95%, 01/15/38	25	25,843
7.30%, 08/15/33	25	25,861
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	75	73,515
5.30%, 12/01/34 (Call 06/01/34)	25	22,657
5.55%, 06/01/45 (Call 12/01/44)	50	45,938
7.00%, 06/15/17	25	26,046

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Magellan Midstream Partners LP
4.25%, 02/01/21	$50	$53,020
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	9,100
4.50%, 07/15/23 (Call 04/15/23)[a,b]	25	23,938
4.88%, 12/01/24 (Call 09/01/24)[b]	10	9,625
4.88%, 06/01/25 (Call 03/01/25)[b]	25	24,000
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	25	22,000
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	25	23,508
6.13%, 02/01/41 (Call 08/01/40)	25	23,121
6.65%, 10/01/36	10	9,463
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	25	22,410
3.65%, 06/01/22 (Call 03/01/22)	25	23,650
4.90%, 02/15/45 (Call 08/15/44)	25	20,507
6.50%, 05/01/18	25	26,407
6.65%, 01/15/37	25	23,908
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	24,375
5.50%, 04/15/23 (Call 10/15/17)	25	23,625
5.88%, 03/01/22 (Call 12/01/21)	25	25,437
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	10	9,925
6.85%, 07/15/18[a,b]	10	10,350
6.88%, 04/15/40[b]	10	8,800
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	25	24,375
5.75%, 05/15/24 (Call 02/15/24)	100	96,750
Spectra Energy Capital LLC
8.00%, 10/01/19	25	28,573
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	10	9,529
4.75%, 03/15/24 (Call 12/15/23)	25	27,043
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	10	8,749
5.35%, 05/15/45 (Call 11/15/44)	25	22,145
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	25	23,047
5.00%, 01/15/18 (Call 10/15/17)	50	50,281

Security	Principal (000s)	Value
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)	$25	$25,625
TransCanada PipeLines Ltd. VRN, (3 mo. LIBOR US + 2.210%)
6.35%, 05/15/67 (Call 05/15/17)	10	6,825
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[b]	25	30,010
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	10	9,100
5.38%, 06/01/21 (Call 03/01/21)	25	25,375
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	25	20,995
4.55%, 06/24/24 (Call 03/24/24)	25	21,547
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	25	22,250
3.90%, 01/15/25 (Call 10/15/24)	25	21,688
4.30%, 03/04/24 (Call 12/04/23)	25	22,375
4.50%, 11/15/23 (Call 08/15/23)	25	22,625
5.10%, 09/15/45 (Call 03/15/45)	25	20,063
5.25%, 03/15/20	25	24,875
6.30%, 04/15/40	25	22,875
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25	23,000
6.13%, 07/15/22 (Call 01/15/17)	25	24,625

		2,268,698
REAL ESTATE — 0.10%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	25,687
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	10	10,085

		35,772
REAL ESTATE INVESTMENT TRUSTS — 2.41%
American Tower Corp.
3.40%, 02/15/19	25	25,860
3.50%, 01/31/23	25	25,653
4.00%, 06/01/25 (Call 03/01/25)	25	26,198
4.50%, 01/15/18	25	26,098
5.05%, 09/01/20	25	27,462
5.90%, 11/01/21	25	28,679

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	$25	$26,303
3.85%, 02/01/23 (Call 11/01/22)	25	26,446
5.63%, 11/15/20 (Call 08/15/20)	25	28,323
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	25	25,881
4.88%, 04/15/22	25	27,354
5.25%, 01/15/23	25	27,805
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	10	9,784
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	25	25,428
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 09/15/16)	10	10,500
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)[a]	50	52,906
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	24,731
4.00%, 06/01/25 (Call 03/01/25)	25	24,591
4.25%, 11/15/23 (Call 08/15/23)	25	25,285
5.38%, 02/01/21 (Call 11/03/20)	25	27,452
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	10	9,910
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	25	23,920
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	25	26,139
4.25%, 08/15/23 (Call 05/15/23)	25	27,354
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	25	27,064
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)[a]	10	10,100
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)[a]	25	24,835
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	25	25,061
4.00%, 04/30/19 (Call 01/30/19)	25	26,179
4.75%, 06/01/21 (Call 03/01/21)	25	27,511
Vereit Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	10	10,004
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	25	25,119

Security	Principal (000s)	Value
4.00%, 06/01/25 (Call 03/01/25)	$25	$25,432
4.13%, 04/01/19 (Call 01/01/19)	25	26,259
Weyerhaeuser Co.
7.38%, 03/15/32	25	31,126

		868,752
RETAIL — 3.83%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)[a]	25	26,406
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	26,546
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	10	8,804
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	25	26,438
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	10	10,095
CST Brands Inc.
5.00%, 05/01/23 (Call 05/01/18)	25	25,265
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,553
2.25%, 08/12/19 (Call 07/12/19)	25	25,558
2.75%, 12/01/22 (Call 09/01/22)	50	50,936
3.38%, 08/12/24 (Call 05/12/24)	25	26,233
3.88%, 07/20/25 (Call 04/20/25)	50	53,956
4.00%, 12/05/23 (Call 09/05/23)	50	54,870
4.13%, 05/15/21 (Call 02/15/21)[a]	50	54,640
5.13%, 07/20/45 (Call 01/20/45)	50	58,572
5.30%, 12/05/43 (Call 06/05/43)	25	29,410
5.75%, 06/01/17	25	26,187
6.13%, 09/15/39	25	31,887
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	25	25,229
4.13%, 07/15/17	25	25,729
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/01/18)[b]	50	53,390
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	25	26,370
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	25,986
L Brands Inc.
5.63%, 10/15/23	25	27,562
6.63%, 04/01/21	25	28,437

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.88%, 11/01/35	$25	$27,500
6.90%, 07/15/17	25	26,562
8.50%, 06/15/19	25	29,500
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	10	9,866
6.38%, 03/15/37[a]	25	25,794
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	50	50,844
3.38%, 05/26/25 (Call 02/26/25)	50	52,360
3.70%, 01/30/26 (Call 10/30/25)	50	53,434
4.60%, 05/26/45 (Call 11/26/44)	50	54,157
4.70%, 12/09/35 (Call 06/09/35)	25	27,311
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	10	10,374
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	25	24,520
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	25	26,188
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[a]	10	10,032
Walgreen Co.
3.10%, 09/15/22	25	25,362
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	25	25,114
2.70%, 11/18/19 (Call 10/18/19)	25	25,734
3.30%, 11/18/21 (Call 09/18/21)	25	25,874
3.80%, 11/18/24 (Call 08/18/24)	50	52,030
4.80%, 11/18/44 (Call 05/18/44)	25	25,651

		1,382,266
SAVINGS & LOANS — 0.14%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	50,840

		50,840
SEMICONDUCTORS — 0.47%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	25	25,923
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	25	24,973
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	25	25,532
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	25	20,200
5.50%, 02/01/25 (Call 08/01/19)	25	20,250
5.88%, 02/15/22 (Call 02/15/17)	10	8,825

Security	Principal (000s)	Value
Qorvo Inc.
7.00%, 12/01/25 (Call 12/01/20)[b]	$10	$10,250
Sensata Technologies BV
4.88%, 10/15/23[a,b]	10	10,075
5.00%, 10/01/25[b]	25	25,125

		171,153
SHIPBUILDING — 0.07%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	25	26,203

		26,203
SOFTWARE — 1.15%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	25	26,312
6.13%, 09/15/23 (Call 09/15/18)[b]	25	27,219
Adobe Systems Inc.
4.75%, 02/01/20	25	27,634
CA Inc.
5.38%, 12/01/19	25	27,249
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)	10	10,194
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	25	26,187
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	25	25,272
3.88%, 06/05/24 (Call 03/05/24)	25	25,487
5.00%, 10/15/25 (Call 07/15/25)	25	27,500
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	25	25,250
5.38%, 08/15/23 (Call 08/15/18)[a,b]	25	25,844
6.75%, 11/01/20 (Call 05/31/16)[b]	50	52,500
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	26,159
3.85%, 06/01/25 (Call 03/01/25)	25	26,403
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[b]	25	26,125
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	10	10,250

		415,585
TELECOMMUNICATIONS — 11.68%
AT&T Inc.
1.40%, 12/01/17	50	49,983
2.30%, 03/11/19	100	101,943

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.45%, 06/30/20 (Call 05/30/20)	$50	$50,741
2.80%, 02/17/21 (Call 01/17/21)	25	25,544
3.00%, 02/15/22	50	51,096
3.40%, 05/15/25 (Call 02/15/25)	125	127,017
3.80%, 03/15/22	50	52,997
3.90%, 03/11/24 (Call 12/11/23)	50	52,873
3.95%, 01/15/25 (Call 10/15/24)	25	26,326
4.13%, 02/17/26 (Call 11/17/25)	25	26,807
4.30%, 12/15/42 (Call 06/15/42)	25	23,623
4.35%, 06/15/45 (Call 12/15/44)	50	47,063
4.45%, 04/01/24 (Call 01/01/24)	50	54,297
4.50%, 05/15/35 (Call 11/15/34)	50	50,231
4.60%, 02/15/21 (Call 11/15/20)	25	27,341
4.75%, 05/15/46 (Call 11/15/45)	75	75,439
5.00%, 03/01/21	50	55,706
5.20%, 03/15/20	25	27,789
5.35%, 09/01/40	75	80,845
5.50%, 02/01/18	25	26,751
5.65%, 02/15/47 (Call 08/15/46)	25	28,359
6.00%, 08/15/40 (Call 05/15/40)	25	28,730
6.30%, 01/15/38	50	58,891
6.38%, 03/01/41	25	29,724
British Telecommunications PLC
9.63%, 12/15/30	50	80,166
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	25	26,214
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	10	9,082
5.80%, 03/15/22[a]	25	24,688
6.45%, 06/15/21	25	25,500
7.60%, 09/15/39[a]	25	21,250
Series V
5.63%, 04/01/20[a]	25	25,687
Series Y
7.50%, 04/01/24 (Call 01/01/24)	25	25,063
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	75,304
9.25%, 06/01/32	10	15,730
Embarq Corp.
8.00%, 06/01/36	25	25,000

Security	Principal (000s)	Value
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	$25	$23,250
6.88%, 01/15/25 (Call 10/15/24)	25	20,813
7.13%, 01/15/23	25	22,125
7.63%, 04/15/24[a]	10	8,877
8.13%, 10/01/18	25	26,937
8.88%, 09/15/20 (Call 06/15/20)[b]	25	26,469
9.00%, 08/15/31	25	21,469
10.50%, 09/15/22 (Call 06/15/22)[b]	25	25,722
11.00%, 09/15/25 (Call 06/15/25)[a,b]	50	50,500
Harris Corp.
2.00%, 04/27/18	25	24,931
5.05%, 04/27/45 (Call 10/27/44)	10	10,913
Koninklijke KPN NV
8.38%, 10/01/30	25	33,537
Motorola Solutions Inc.
3.75%, 05/15/22	25	24,960
4.00%, 09/01/24	10	9,609
New Cingular Wireless Services Inc.
8.75%, 03/01/31	50	72,687
Nokia OYJ
5.38%, 05/15/19	25	26,687
6.63%, 05/15/39	10	10,750
Orange SA
2.75%, 02/06/19	10	10,304
5.38%, 07/08/19	25	27,753
5.38%, 01/13/42	25	30,245
9.00%, 03/01/31	50	78,525
Qwest Corp.
6.75%, 12/01/21	25	27,000
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	25,424
4.50%, 03/15/43 (Call 09/15/42)	10	10,197
5.00%, 03/15/44 (Call 09/15/43)	25	27,786
6.80%, 08/15/18	25	27,777
Sprint Communications Inc.
7.00%, 03/01/20[b]	25	25,656
9.00%, 11/15/18[b]	100	105,750
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	25	26,250
6.13%, 01/15/22 (Call 01/15/18)[a]	25	26,297
6.25%, 04/01/21 (Call 04/01/17)	25	26,062
6.38%, 03/01/25 (Call 09/01/19)	75	78,750

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
6.50%, 01/15/26 (Call 01/15/21)	$25	$26,500
6.54%, 04/28/20 (Call 05/10/16)	25	25,781
6.63%, 04/28/21 (Call 04/28/17)[a]	25	26,344
6.63%, 04/01/23 (Call 04/01/18)[a]	25	26,719
6.73%, 04/28/22 (Call 04/28/17)	25	26,312
6.84%, 04/28/23 (Call 04/28/18)	25	26,656
Telecom Italia Capital SA
6.38%, 11/15/33	25	25,500
7.00%, 06/04/18	25	27,250
7.18%, 06/18/19	10	11,313
7.20%, 07/18/36	25	26,125
7.72%, 06/04/38	25	26,750
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	26,402
Telefonica Emisiones SAU
5.46%, 02/16/21	50	56,697
7.05%, 06/20/36	50	64,590
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	135	142,762
Verizon Communications Inc.
1.35%, 06/09/17	25	25,049
2.45%, 11/01/22 (Call 08/01/22)	25	24,867
2.63%, 02/21/20	50	51,474
3.50%, 11/01/21	25	26,582
3.50%, 11/01/24 (Call 08/01/24)	25	26,097
3.65%, 09/14/18	25	26,311
4.15%, 03/15/24 (Call 12/15/23)	25	27,091
4.27%, 01/15/36	50	50,323
4.40%, 11/01/34 (Call 05/01/34)	25	25,522
4.50%, 09/15/20	50	55,297
4.60%, 04/01/21	25	27,856
4.86%, 08/21/46	50	53,554
5.01%, 08/21/54	50	51,462
5.15%, 09/15/23	200	229,694
6.00%, 04/01/41	25	30,145
6.10%, 04/15/18	25	27,248
6.40%, 09/15/33	25	31,261
6.40%, 02/15/38	25	30,509
6.55%, 09/15/43	100	132,786
Vodafone Group PLC
1.50%, 02/19/18	25	24,977
2.50%, 09/26/22	25	24,593
2.95%, 02/19/23	25	24,941
4.38%, 02/19/43	25	23,467

Security	Principal or Shares (000s)	Value
4.63%, 07/15/18	$25	$26,536
6.15%, 02/27/37	25	29,290
7.88%, 02/15/30	10	13,053

		4,213,498
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
6.35%, 03/15/40	10	11,864

		11,864
TRANSPORTATION — 1.40%
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	49,548
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	50	52,546
3.70%, 10/30/20 (Call 07/30/20)	25	26,566
3.95%, 05/01/50 (Call 11/01/49)	10	9,597
4.10%, 03/15/44 (Call 09/15/43)	25	25,358
4.75%, 05/30/42 (Call 11/30/41)[a]	25	27,673
FedEx Corp.
3.90%, 02/01/35	10	9,865
4.00%, 01/15/24	25	27,359
4.10%, 04/15/43	25	24,907
4.10%, 02/01/45	25	24,902
4.55%, 04/01/46 (Call 10/01/45)	50	53,263
4.90%, 01/15/34	10	11,062
8.00%, 01/15/19	25	29,239
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	25	25,425
3.25%, 12/01/21 (Call 09/01/21)	25	26,148
4.45%, 06/15/45 (Call 12/15/44)	25	26,848
5.75%, 04/01/18	25	27,064
6.00%, 05/23/11	25	28,001

		505,371

TOTAL CORPORATE BONDS & NOTES
(Cost: $35,740,664)		35,584,522

SHORT-TERM INVESTMENTS — 11.82%

MONEY MARKET FUNDS — 11.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	3,642	3,641,829
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	273	273,174

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	349	$348,925

		4,263,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,263,928)		4,263,928

TOTAL INVESTMENTS IN SECURITIES — 110.50%
(Cost: $40,004,592)		39,848,450
Other Assets, Less Liabilities — (10.50)%		(3,788,000)

NET ASSETS — 100.00%		$36,060,450

VRN — Variable Rate Note

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.72%

ADVERTISING — 0.32%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 05/31/16)[a]	$25	$25,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	10	10,325

		36,075

AEROSPACE & DEFENSE — 0.81%
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/16)[b]	35	35,525
6.00%, 07/15/22 (Call 07/15/17)	30	30,366
6.50%, 07/15/24 (Call 07/15/19)	25	25,187

		91,078
AGRICULTURE — 0.11%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[b]	15	12,488

		12,488
AIRLINES — 0.46%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	25,500
6.13%, 06/01/18	25	25,973

		51,473
AUTO MANUFACTURERS — 0.16%
Navistar International Corp.
8.25%, 11/01/21 (Call 05/31/16)	25	17,875

		17,875
AUTO PARTS & EQUIPMENT — 0.22%
MPG Holdco I Inc.
7.38%, 10/15/22 (Call 10/15/17)	25	25,000

		25,000
BANKS — 0.83%
Royal Bank of Scotland Group PLC VRN, (3 mo. LIBOR US + 2.320%)
7.64%, 12/31/49 (Call 09/30/17)	100	93,450

		93,450
BEVERAGES — 0.23%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	25	25,688

		25,688

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.21%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	$25	$23,188

		23,188
BUILDING MATERIALS — 0.89%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 05/31/16)	15	12,300
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 06/01/16)[a]	14	14,735
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	15	15,075
Nortek Inc.
8.50%, 04/15/21 (Call 05/31/16)	25	26,000
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)	15	14,888
USG Corp.
9.75%, 01/15/18	15	16,837

		99,835
CHEMICALS — 2.50%
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a]	25	21,875
7.00%, 05/15/25 (Call 05/15/20)[a]	40	34,700
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/16)	50	41,875
8.88%, 02/01/18 (Call 05/31/16)	25	19,375
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/16)	10	4,550
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	25	25,187
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 05/31/16)	25	19,125
MPM Escrow LLC
8.88%, 10/15/20	50	—
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	25	22,000
10.38%, 05/01/21 (Call 05/01/18)[a]	25	25,000
PQ Corp.
8.75%, 11/01/18 (Call 05/13/16)[a]	25	26,031
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	15	11,063

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/31/16)	$25	$21,266
7.50%, 03/15/22 (Call 03/15/18)[a]	10	8,300

		280,347
COAL — 0.41%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	40	33,300
8.00%, 04/01/23 (Call 04/01/18)	15	12,788

		46,088
COMMERCIAL SERVICES — 4.86%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	25	23,250
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/15/18)[a,b]	15	11,438
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/16)	25	25,000
8.75%, 12/01/20 (Call 05/31/16)[b]	15	14,063
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)	25	23,895
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[a,b]	15	14,175
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	15	11,625
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	15	15,263
ExamWorks Group Inc.
5.63%, 04/15/23 (Call 04/15/18)	15	16,088
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[b]	10	10,100
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	25	20,688
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/31/16)[b]	25	25,388
6.75%, 04/15/19 (Call 05/31/16)	50	50,886
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	35	35,962
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	25	25,975
Laureate Education Inc.
9.25%, 09/01/19 (Call 05/31/16)[a]	35	31,675

Security	Principal (000s)	Value
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/16)[b]	$10	$8,525
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	75	77,812
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)[b]	50	50,687
7.38%, 05/15/20 (Call 05/31/16)[b]	25	26,000
7.63%, 04/15/22 (Call 04/15/17)[b]	25	26,687

		545,182
COMPUTERS — 0.58%
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	50	50,125
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 03/01/18)[a]	15	15,112

		65,237
COSMETICS & PERSONAL CARE — 0.26%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/31/16)[a]	15	14,287
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/16)[b]	15	15,244

		29,531
DISTRIBUTION & WHOLESALE — 0.86%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 05/31/16)[a]	15	15,525
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[a]	25	22,438
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,219
7.50%, 07/15/20 (Call 10/15/16)	30	31,837

		96,019
DIVERSIFIED FINANCIAL SERVICES — 1.57%
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	15	9,431
Enova International Inc.
9.75%, 06/01/21 (Call 06/01/17)	15	11,250
National Financial Partners Corp.
9.00%, 07/15/21 (Call 07/15/16)[a]	25	24,875
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	15	13,163

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[a]	$25	$26,000
Springleaf Finance Corp.
5.25%, 12/15/19[b]	50	47,437
8.25%, 12/15/20	25	25,781
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 05/31/16)[a,b]	10	7,800
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)	15	9,938

		175,675
ELECTRIC — 4.14%
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	30	30,262
5.50%, 02/01/24 (Call 02/01/19)[b]	25	25,250
5.75%, 01/15/25 (Call 10/15/19)[b]	40	40,400
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	50	50,425
7.38%, 11/01/22 (Call 11/01/18)	25	24,694
7.63%, 11/01/24 (Call 11/01/19)	50	48,875
GenOn Energy Inc.
7.88%, 06/15/17	25	21,625
9.50%, 10/15/18	15	11,625
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	25	24,508
6.25%, 05/01/24 (Call 05/01/19)[b]	25	24,375
6.63%, 03/15/23 (Call 09/15/17)	50	49,125
7.63%, 01/15/18	25	26,750
7.88%, 05/15/21 (Call 05/31/16)	25	25,990
8.25%, 09/01/20 (Call 05/31/16)[b]	25	25,875
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	25	22,190
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[a]	15	13,294

		465,263
ELECTRICAL COMPONENTS & EQUIPMENT — 0.56%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	25	25,250
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[b]	25	22,437
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/16)	15	15,225

		62,912

Security	Principal (000s)	Value
ENERGY – ALTERNATE SOURCES — 0.19%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	$25	$21,813

		21,813
ENGINEERING & CONSTRUCTION — 0.22%
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	25	25,172

		25,172
ENTERTAINMENT — 1.47%
AMC Entertainment Inc.
5.75%, 06/15/25 (Call 06/15/20)	15	15,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 05/31/16)	15	15,638
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	10	9,926
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)	15	15,638
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	25	26,031
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	50	41,325
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 05/31/16)[a]	25	25,875
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	15	14,850

		164,658
ENVIRONMENTAL CONTROL — 0.42%
Advanced Disposal Services Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	26,031
Tervita Corp.
8.00%, 11/15/18 (Call 05/31/16)[a]	25	21,563

		47,594
FOOD — 2.35%
Aramark Services Inc.
5.75%, 03/15/20 (Call 05/31/16)	20	20,650
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)[b]	15	15,244
Fresh Market Inc. (The)
9.75%, 05/01/23	25	24,625
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	25	26,000

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	$25	$25,672
6.75%, 12/01/21 (Call 12/01/17)[a]	20	20,963
7.38%, 02/15/22 (Call 02/15/17)[b]	25	26,344
7.75%, 03/15/24 (Call 09/15/18)[a]	15	16,313
Safeway Inc.
7.25%, 02/01/31	20	19,550
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	25	26,437
U.S. Foods Inc.
8.50%, 06/30/19 (Call 05/31/16)[b]	25	25,656
WhiteWave Foods Co. (The)
5.38%, 10/01/22	15	16,041

		263,495
FOREST PRODUCTS & PAPER — 0.13%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/17)[a,b]	15	14,475

		14,475
HEALTH CARE – PRODUCTS — 3.73%
ConvaTec Finance International SA
8.25% (9.00% PIK), 01/15/19 (Call 05/31/16)[a,b,c]	200	200,500
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	35	29,312
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	25	21,875
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	25	26,188
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 05/31/16)	50	50,532
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	25	20,385
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)[a]	10	9,025
5.63%, 10/15/23 (Call 10/15/18)[a,b]	25	23,438
5.75%, 08/01/22 (Call 08/01/17)[a,b]	25	23,594
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/16)	15	14,007

		418,856

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 6.81%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	$25	$25,656
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)[b]	75	67,875
7.13%, 07/15/20 (Call 07/15/16)[b]	25	24,132
8.00%, 11/15/19 (Call 05/31/16)[b]	40	40,250
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	45	45,000
5.13%, 07/15/24 (Call 07/15/19)[b]	35	35,620
5.75%, 08/15/22 (Call 08/15/17)	25	26,188
HCA Holdings Inc.
6.25%, 02/15/21	25	27,163
HCA Inc.
5.38%, 02/01/25[b]	65	66,462
5.88%, 05/01/23	30	31,556
5.88%, 02/15/26 (Call 08/15/25)[b]	25	25,938
7.50%, 02/15/22[b]	50	56,625
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	25	25,813
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 05/31/16)	25	23,875
Kindred Healthcare Inc.
8.00%, 01/15/20	25	24,900
8.75%, 01/15/23 (Call 01/15/18)[b]	15	14,906
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	25	26,104
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	15	14,231
Tenet Healthcare Corp.
5.00%, 03/01/19	25	24,750
6.75%, 06/15/23	40	39,500
8.00%, 08/01/20 (Call 05/31/16)	25	25,750
8.13%, 04/01/22	70	72,625

		764,919
HOLDING COMPANIES – DIVERSIFIED — 1.25%
Alphabet Holding Co. Inc.
7.75% (8.50% PIK), 11/01/17 (Call 05/16/16)[c]	25	25,300
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a]	50	51,125

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	$25	$25,000
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	25	26,062
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	15	12,244

		139,731
HOME BUILDERS — 0.30%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	25	23,151
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 05/31/16)[a]	10	9,975

		33,126
HOUSEHOLD PRODUCTS & WARES — 2.45%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/30/16)	50	51,875
8.25%, 02/15/21 (Call 05/31/16)	150	155,250
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	25	26,516
6.63%, 11/15/22 (Call 11/15/17)	25	27,000
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 05/31/16)[a]	15	14,138

		274,779
HOUSEWARES — 0.09%
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a]	10	10,425

		10,425
INSURANCE — 0.81%
Genworth Holdings Inc.
7.63%, 09/24/21	25	21,000
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	30	29,400
USI Inc./NY
7.75%, 01/15/21 (Call 05/31/16)[a]	25	25,000
Wayne Merger Sub LLC
8.25%, 08/01/23 (Call 08/01/18)[a]	15	14,925

		90,325

Security	Principal (000s)	Value
INTERNET — 1.16%
Netflix Inc.
5.38%, 02/01/21	$25	$26,437
5.50%, 02/15/22	25	26,125
5.88%, 02/15/25[b]	15	15,720
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	25	20,688
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	40	41,100

		130,070
IRON & STEEL — 0.74%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/31/16)[b]	15	12,750
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	25	20,625
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 05/31/16)	10	9,212
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	15	14,625
U.S. Steel Corp.
7.00%, 02/01/18	25	25,500

		82,712
LEISURE TIME — 0.56%
24 Hour Holdings III LLC
8.00%, 06/01/22 (Call 06/01/17)[a]	15	12,038
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	25	25,406
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	25	25,312

		62,756
LODGING — 3.27%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	15	15,338
6.88%, 05/15/23 (Call 05/15/18)[b]	25	25,938
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	25	24,563
11.00%, 10/01/21 (Call 10/01/16)	20	18,800
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	20	17,400

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	$25	$25,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	35	36,454
MGM Resorts International
5.25%, 03/31/20[b]	25	25,625
6.00%, 03/15/23	25	25,969
6.63%, 12/15/21	25	26,625
6.75%, 10/01/20[b]	25	26,687
7.75%, 03/15/22	25	27,937
8.63%, 02/01/19	25	28,437
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)[a]	25	26,062
Station Casinos LLC
7.50%, 03/01/21 (Call 05/31/16)	15	15,894

		367,417
MACHINERY — 0.77%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 05/31/16)[a]	25	21,937
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/15/16)[a]	15	12,825
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	24,750
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	25	27,065

		86,577
MANUFACTURING — 1.55%
Bombardier Inc.
5.50%, 09/15/18[a]	30	29,550
6.13%, 01/15/23[a]	50	43,500
7.50%, 03/15/25 (Call 03/15/20)[a]	50	44,750
7.75%, 03/15/20[a]	35	34,562
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	25	21,750

		174,112
MEDIA — 10.36%
Cablevision Systems Corp.
5.88%, 09/15/22	25	21,750
8.63%, 09/15/17	50	53,000

Security	Principal (000s)	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	$25	$23,563
6.38%, 09/15/20 (Call 05/31/16)[a,b]	50	51,189
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	50	50,250
6.50%, 11/15/22 (Call 11/15/17)	25	24,250
Series B
7.63%, 03/15/20 (Call 05/31/16)	45	41,710
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/31/16)	15	6,225
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/31/16)	30	23,250
9.00%, 03/01/21 (Call 05/31/16)	35	24,762
9.00%, 09/15/22 (Call 09/15/17)	15	10,538
10.00%, 01/15/18 (Call 07/15/16)	25	9,875
10.63%, 03/15/23 (Call 03/15/18)	25	17,750
11.25%, 03/01/21 (Call 05/31/16)	25	17,813
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	15	14,400
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 05/18/16)	25	26,922
Neptune Finco Corp.
10.88%, 10/15/25 (Call 10/15/20)[a]	200	222,500
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 05/31/16)	10	10,475
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	55	56,100
Numericable-SFR SA
6.00%, 05/15/22 (Call 05/15/17)[a,b]	200	200,260
Quebecor Media Inc.
5.75%, 01/15/23	25	25,875
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/31/16)	25	25,937
5.63%, 08/01/24 (Call 08/01/19)[a]	15	15,413
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a]	15	14,290
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	25	24,875

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	$25	$25,187
5.13%, 02/15/25 (Call 02/15/20)[a]	50	49,437
6.75%, 09/15/22 (Call 09/15/17)[a]	23	24,380
8.50%, 05/15/21 (Call 05/31/16)[a]	25	26,094
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/31/16)	25	25,062

		1,163,132
METAL FABRICATE & HARDWARE — 0.21%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 05/31/16)[a]	15	14,400
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a,b]	10	9,250

		23,650
MINING — 3.10%
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	25	26,125
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	25	20,812
7.00%, 02/15/21 (Call 02/15/18)[a]	50	40,750
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 06/01/16)[a,b]	20	20,891
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	21,250
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	10	8,070
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/17)[a]	15	13,800
Novelis Inc.
8.38%, 12/15/17 (Call 05/31/16)	25	25,469
8.75%, 12/15/20 (Call 05/30/16)[b]	50	51,625
Teck Resources Ltd.
3.00%, 03/01/19	25	22,812
4.75%, 01/15/22 (Call 10/15/21)	50	41,500
5.20%, 03/01/42 (Call 09/01/41)	25	17,930
6.13%, 10/01/35	25	18,500
6.25%, 07/15/41 (Call 01/15/41)	25	18,875

		348,409
OFFICE & BUSINESS EQUIPMENT — 0.24%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	25	26,313

		26,313

Security	Principal (000s)	Value
OIL & GAS — 8.89%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	$10	$4,500
7.38%, 11/01/21 (Call 07/31/17)[a]	15	6,750
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 05/31/16)	25	16,375
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[a]	25	22,125
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	10	3,925
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	12	4,920
6.00%, 11/15/24 (Call 08/15/24)	12	4,995
8.00%, 12/15/22 (Call 12/15/18)[a]	75	51,562
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	15	10,350
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	25	24,000
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[b]	75	42,000
6.63%, 08/15/20	75	45,937
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 05/31/16)	15	10,500
Comstock Resources Inc.
10.00%, 03/15/20 (Call 05/31/16)[a]	15	9,900
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 11/01/17)	10	8,850
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	14,688
5.50%, 05/01/22 (Call 05/01/17)	35	22,487
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 05/31/16)[a]	25	15,563
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)[a]	10	7,100
Endeavor Energy Resources LP/EER Finance Inc.
7.00%, 08/15/21 (Call 08/15/16)[a]	10	9,600
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	25	17,938

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.70%, 03/15/21	$25	$20,937
5.20%, 03/15/25 (Call 12/15/24)	25	18,219
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	15	8,625
9.38%, 05/01/20 (Call 05/31/16)	60	39,113
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	15	12,450
13.00%, 02/15/22 (Call 08/15/18)[a]	25	8,000
Harvest Operations Corp.
6.88%, 10/01/17	8	6,830
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	25	15,875
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)[b]	15	14,700
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 06/01/17)	15	4,894
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	25	19,047
6.50%, 03/15/21 (Call 05/31/16)[a]	15	11,775
7.00%, 03/31/24 (Call 09/30/18)[a]	25	19,625
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	15	6,394
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	15	13,650
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[d]	15	6,825
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	15	12,150
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	25	22,312
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a]	10	10,575
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	25	24,375
PDC Energy Inc.
7.75%, 10/15/22 (Call 10/15/17)	10	10,350

Security	Principal (000s)	Value
Precision Drilling Corp.
6.63%, 11/15/20 (Call 05/30/16)	$25	$22,281
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[b]	25	23,344
5.75%, 06/01/21 (Call 06/01/16)	25	24,125
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)	10	10,325
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	25	18,688
7.75%, 06/15/21 (Call 06/15/17)	20	16,450
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/31/16)[a]	15	15,450
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/20)	25	21,000
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	75	60,656
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	15	3,863
Unit Corp.
6.63%, 05/15/21 (Call 05/31/16)	15	10,163
W&T Offshore Inc.
8.50%, 06/15/19 (Call 05/31/16)	25	4,000
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	25	22,125
5.75%, 03/15/21 (Call 12/15/20)	25	20,812
6.25%, 04/01/23 (Call 01/01/23)[b]	25	20,812
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	25	21,050
6.00%, 01/15/22 (Call 10/15/21)[b]	25	22,500

		998,430
OIL & GAS SERVICES — 0.83%
FTS International Inc.
6.25%, 05/01/22 (Call 05/01/17)	15	2,332
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	15	6,825
Key Energy Services Inc.
6.75%, 03/01/21 (Call 05/31/16)	25	5,250
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	15	12,450
PHI Inc.
5.25%, 03/15/19 (Call 05/31/16)	25	23,047
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)	50	43,750

		93,654

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.60%
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	$25	$25,797
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a,b]	15	14,362
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23[a]	25	26,875

		67,034
PHARMACEUTICALS — 5.42%
Capsugel SA
7.00% (7.75% PIK), 05/15/19 (Call 05/16/16)[a,c]	20	20,150
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	25	24,500
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a]	200	191,000
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	25	25,563
9.00%, 10/01/18 (Call 05/16/16)	25	25,552
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	50	44,281
5.50%, 03/01/23 (Call 03/01/18)[a,b]	25	21,250
5.63%, 12/01/21 (Call 12/01/16)[a]	25	21,188
5.88%, 05/15/23 (Call 05/15/18)[a]	50	41,875
6.13%, 04/15/25 (Call 04/15/20)[a,b]	60	50,123
6.38%, 10/15/20 (Call 10/15/16)[a]	25	22,656
6.75%, 08/15/18 (Call 05/31/16)[a]	25	24,125
7.00%, 10/01/20 (Call 05/31/16)[a]	25	23,000
7.50%, 07/15/21 (Call 07/15/16)[a]	50	45,750
Vizient Inc.
10.38%, 03/01/24 (Call 03/01/19)[a]	25	27,000

		608,013
PIPELINES — 1.31%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	25	22,812
6.25%, 04/01/23 (Call 04/01/18)[a]	25	22,812
DCP Midstream LLC VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	15	9,450

Security	Principal (000s)	Value
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	$20	$19,201
NGPL PipeCo LLC
7.12%, 12/15/17[a]	50	51,625
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	25	21,188

		147,088
REAL ESTATE INVESTMENT TRUSTS — 0.88%
Communications Sales & Leasing Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	25	23,688
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	25	24,656
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a]	25	26,437
iStar Inc.
5.00%, 07/01/19 (Call 07/01/16)	25	24,250

		99,031
RETAIL — 3.42%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	30	30,750
6.00%, 04/01/22 (Call 10/01/17)[a,b]	50	51,625
Chinos Intermediate Holdings A Inc.
7.75% (8.50% PIK), 05/01/19 (Call 05/31/16)[a,c]	15	7,200
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/31/16)[a]	25	18,000
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/16)[b]	25	23,813
Guitar Center Inc.
6.50%, 04/15/19 (Call 05/31/16)[a,b]	10	9,075
JC Penney Corp. Inc.
7.63%, 03/01/97	10	7,200
Landry’s Inc.
9.38%, 05/01/20 (Call 05/31/16)[a,b]	25	26,281
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)	10	8,750
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	25	26,187

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	$30	$26,100
New Albertsons Inc.
7.45%, 08/01/29	20	19,550
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 10/01/17)	10	10,325
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	25	26,641
6.75%, 06/15/21 (Call 06/15/16)	50	52,750
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 05/31/16)[a]	15	15,788
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 05/31/16)	25	24,187

		384,222
SEMICONDUCTORS — 0.16%
Advanced Micro Devices Inc.
6.75%, 03/01/19	10	8,425
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	10	9,525

		17,950
SOFTWARE — 2.53%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	45	33,300
Boxer Parent Co. Inc.
9.00% (9.75% PIK), 10/15/19 (Call 05/31/16)[a,c]	15	11,025
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)[a,b]	50	50,750
7.00%, 12/01/23 (Call 12/01/18)[a]	100	102,750
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK), 05/01/21 (Call 05/01/17)[a,c]	25	21,063
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	50	46,150
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[a]	20	19,450

		284,488
TELECOMMUNICATIONS — 10.44%
Avaya Inc.
7.00%, 04/01/19 (Call 05/31/16)[a,b]	25	15,938
10.50%, 03/01/21 (Call 03/01/17)[a]	35	7,525

Security	Principal (000s)	Value
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 05/31/16)[b]	$25	$25,625
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	25	25,375
5.50%, 06/15/24 (Call 06/15/19)[a]	25	25,079
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	25	25,625
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	15	13,575
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	25	22,594
Hughes Satellite Systems Corp.
7.63%, 06/15/21[b]	25	27,812
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	50	31,594
6.63%, 12/15/22 (Call 12/15/17)	25	16,188
7.25%, 04/01/19 (Call 05/31/16)	25	20,500
7.25%, 10/15/20 (Call 05/31/16)[b]	50	36,500
7.50%, 04/01/21 (Call 05/31/16)	25	17,813
8.00%, 02/15/24 (Call 02/15/19)[a]	25	25,875
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/17)	50	16,500
8.13%, 06/01/23 (Call 06/01/18)	25	8,188
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)	25	25,563
5.38%, 01/15/24 (Call 01/15/19)[a]	25	25,375
5.38%, 05/01/25 (Call 05/01/20)	35	35,612
5.63%, 02/01/23 (Call 02/01/18)	25	25,687
6.13%, 01/15/21 (Call 11/15/16)	25	26,187
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	25,812
Sprint Capital Corp.
6.88%, 11/15/28	50	37,125
6.90%, 05/01/19	50	45,750
8.75%, 03/15/32	25	19,875
Sprint Communications Inc.
6.00%, 11/15/22	50	36,775
7.00%, 08/15/20	25	20,750
8.38%, 08/15/17	25	25,500
Sprint Corp.
7.13%, 06/15/24	50	37,500
7.25%, 09/15/21	50	40,375

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
7.63%, 02/15/25 (Call 11/15/24)	$20	$15,075
7.88%, 09/15/23	100	78,000
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/30/16)[a]	25	24,970
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a]	25	22,625
Wind Acquisition Finance SA
7.38%, 04/23/21 (Call 04/23/17)[a]	200	178,000
Windstream Services LLC
7.75%, 10/01/21 (Call 10/01/16)	75	63,562

		1,172,424
TRANSPORTATION — 0.99%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/31/16)[a]	15	15,150
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 11/15/16)[a]	25	20,562
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	25	10,063
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	40	38,952
7.88%, 09/01/19 (Call 09/01/16)[a,b]	25	26,156

		110,883
TRUCKING & LEASING — 0.09%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	15	10,088

		10,088

TOTAL CORPORATE BONDS & NOTES
(Cost: $11,654,687)		10,970,225

SHORT-TERM INVESTMENTS — 24.36%

MONEY MARKET FUNDS — 24.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f],g	2,351	2,350,811
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f],g	176	176,335

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e],f	208	$208,185

		2,735,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,735,331)		2,735,331

TOTAL INVESTMENTS IN SECURITIES — 122.08%
(Cost: $14,390,018)		13,705,556
Other Assets, Less Liabilities — (22.08)%		(2,478,708)

NET ASSETS — 100.00%		$11,226,848

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	Issuer is in default of interest payments.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 96.75%

APPAREL — 0.42%
Iconix Brand Group Inc.
1.50%, 03/15/18	$100	$74,630

		74,630
AUTO MANUFACTURERS — 3.42%
Navistar International Corp.
4.75%, 04/15/19	75	48,660
Tesla Motors Inc.
1.25%, 03/01/21	400	366,240
1.50%, 06/01/18	100	192,500

		607,400
BIOTECHNOLOGY — 6.33%
Acorda Therapeutics Inc.
1.75%, 06/15/21	75	67,973
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	75	36,375
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20	125	151,412
Emergent BioSolutions Inc.
2.88%, 01/15/21	50	68,125
Exelixis Inc.
4.25%, 08/15/19	50	54,000
Illumina Inc.
0.00%, 06/15/19	75	74,535
0.50%, 06/15/21	150	153,285
Incyte Corp.
0.38%, 11/15/18	50	76,750
1.25%, 11/15/20	75	117,375
Innoviva Inc.
2.13%, 01/15/23	75	60,750
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	100	92,380
Medicines Co. (The)
2.50%, 01/15/22	100	123,000
Novavax Inc.
3.75%, 02/01/23[a]	50	49,750

		1,125,710
BUILDING MATERIALS — 1.20%
Cemex SAB de CV
3.72%, 03/15/20	50	47,750
3.75%, 03/15/18	150	165,000

		212,750

Security	Principal (000s)	Value
COAL — 0.00%
Peabody Energy Corp.
4.75%, 12/15/66 (Call 12/20/36)[b]	$150	$375

		375
COMMERCIAL SERVICES — 1.67%
Cardtronics Inc.
1.00%, 12/01/20	50	50,065
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	75	91,875
Huron Consulting Group Inc.
1.25%, 10/01/19	50	48,000
Live Nation Entertainment Inc.
2.50%, 05/15/19	50	49,690
Macquarie Infrastructure Corp.
2.88%, 07/15/19	50	56,565

		296,195
COMPUTERS — 3.82%
Brocade Communications Systems Inc.
1.38%, 01/01/20	100	97,060
Electronics For Imaging Inc.
0.75%, 09/01/19	50	51,190
Mentor Graphics Corp.
4.00%, 04/01/31 (Call 05/31/16)	35	36,312
SanDisk Corp.
0.50%, 10/15/20	250	259,750
1.50%, 08/15/17	150	234,300

		678,612
DISTRIBUTION & WHOLESALE — 0.58%
WESCO International Inc.
6.00%, 09/15/29 (Call 09/15/16)	50	103,180

		103,180
DIVERSIFIED FINANCIAL SERVICES — 0.44%
Jefferies Group LLC
3.88%, 11/01/29 (Call 11/01/17)	50	49,250
Walter Investment Management Corp.
4.50%, 11/01/19	50	29,750

		79,000
ELECTRIC — 0.53%
NRG Yield Inc.
3.25%, 06/01/20[a]	50	45,315
3.50%, 02/01/19[a]	50	48,065

		93,380

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.83%
General Cable Corp.
4.50%, 11/15/29[c]	$75	$47,535
SunPower Corp.
0.75%, 06/01/18	50	52,315
4.00%, 01/15/23[a]	50	48,250

		148,100
ELECTRONICS — 0.25%
TTM Technologies Inc.
1.75%, 12/15/20	50	44,440

		44,440
ENERGY – ALTERNATE SOURCES — 0.44%
SolarCity Corp.
1.63%, 11/01/19	100	65,250
SunEdison Inc.
2.63%, 06/01/23[a,b]	175	6,790
2.75%, 01/01/21[b]	175	6,125

		78,165
ENGINEERING & CONSTRUCTION — 0.58%
Dycom Industries Inc.
0.75%, 09/15/21[a]	100	102,380

		102,380
HEALTH CARE – PRODUCTS — 3.70%
Cepheid
1.25%, 02/01/21	50	42,500
Hologic Inc.
1.00%, 12/15/43 (Call 12/15/17)[c]	100	123,250
Series 2012
2.00%, 03/01/42 (Call 03/06/18)[c]	75	95,295
NuVasive Inc.
2.25%, 03/15/21[a]	100	112,560
Teleflex Inc.
3.88%, 08/01/17	75	190,500
Wright Medical Group Inc.
2.00%, 02/15/20	100	94,750

		658,855
HEALTH CARE – SERVICES — 2.70%
Anthem Inc.
2.75%, 10/15/42	125	242,037
HealthSouth Corp.
2.00%, 12/01/43 (Call 12/01/18)	50	59,000
Molina Healthcare Inc.
1.13%, 01/15/20	90	124,200

Security	Principal (000s)	Value
1.63%, 08/15/44 (Call 08/19/18)	$50	$55,815

		481,052
HOLDING COMPANIES – DIVERSIFIED — 0.83%
Ares Capital Corp.
4.38%, 01/15/19	75	77,063
Prospect Capital Corp.
4.75%, 04/15/20	75	69,750

		146,813
HOME BUILDERS — 1.42%
CalAtlantic Group Inc.
0.25%, 06/01/19	50	44,690
1.25%, 08/01/32 (Call 08/05/17)	50	52,000
Lennar Corp.
3.25%, 11/15/21 (Call 11/20/16)[a]	55	106,288
Toll Brothers Finance Corp.
0.50%, 09/15/32 (Call 09/15/17)	50	49,000

		251,978
INSURANCE — 1.55%
MGIC Investment Corp.
2.00%, 04/01/20	125	151,563
Old Republic International Corp.
3.75%, 03/15/18	100	124,630

		276,193
INTERNET — 18.56%
Ctrip.com International Ltd.
1.00%, 07/01/20[a]	150	163,500
1.25%, 10/15/18	125	158,825
1.99%, 07/01/25[a]	50	55,690
FireEye Inc. Series B
1.63%, 06/01/35 (Call 06/01/22)[a]	150	123,375
LinkedIn Corp.
0.50%, 11/01/19	200	186,500
MercadoLibre Inc.
2.25%, 07/01/19	50	58,565
Pandora Media Inc.
1.75%, 12/01/20[a]	50	44,940
Priceline Group Inc. (The)
0.35%, 06/15/20	150	183,660
0.90%, 09/15/21	150	154,590
1.00%, 03/15/18	200	295,500
Qihoo 360 Technology Co. Ltd.
1.75%, 08/15/21	275	271,232
Shutterfly Inc.
0.25%, 05/15/18	50	48,750

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
SINA Corp./China
1.00%, 12/01/18	$125	$122,812
Twitter Inc.
1.00%, 09/15/21	300	250,140
VeriSign Inc.
4.34%, 08/15/37	200	504,760
Vipshop Holdings Ltd.
1.50%, 03/15/19	100	102,630
WebMD Health Corp.
1.50%, 12/01/20	75	100,223
2.50%, 01/31/18	75	85,500
Yahoo! Inc.
0.00%, 12/01/18	225	225,292
Yandex NV
1.13%, 12/15/18	100	90,130
YY Inc.
2.25%, 04/01/19	75	73,598

		3,300,212
LEISURE TIME — 2.00%
Jarden Corp.
1.13%, 03/15/34	275	355,108

		355,108
MANUFACTURING — 0.46%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	75	82,035

		82,035
MEDIA — 1.36%
Liberty Interactive LLC
1.00%, 09/30/43 (Call 10/05/16)[a]	75	64,973
3.50%, 01/15/31 (Call 06/14/16)	50	26,750
Liberty Media Corp.
1.38%, 10/15/23	150	150,285

		242,008
METAL FABRICATE & HARDWARE — 0.48%
RTI International Metals Inc.
1.63%, 10/15/19	75	85,598

		85,598
MINING — 1.84%
B2Gold Corp.
3.25%, 10/01/18	50	42,750
Newmont Mining Corp. Series B
1.63%, 07/15/17	100	108,630

Security	Principal (000s)	Value
Royal Gold Inc.
2.88%, 06/15/19	$75	$75,750
Silver Standard Resources Inc.
2.88%, 02/01/33 (Call 02/01/20)[a]	50	42,315
Stillwater Mining Co. Series SWC
1.75%, 10/15/32 (Call 10/20/19)	50	58,000

		327,445
OIL & GAS — 3.26%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	100	57,130
Chesapeake Energy Corp.
2.50%, 05/15/37 (Call 05/15/17)	250	195,000
Cobalt International Energy Inc.
2.63%, 12/01/19	200	99,500
3.13%, 05/15/24	200	83,760
Stone Energy Corp.
1.75%, 03/01/17	50	16,656
Whiting Petroleum Corp.
1.25%, 04/01/20[a]	175	128,415

		580,461
OIL & GAS SERVICES — 0.27%
SEACOR Holdings Inc.
2.50%, 12/15/27 (Call 12/19/17)	50	47,625

		47,625
PHARMACEUTICALS — 3.31%
Anacor Pharmaceuticals Inc.
2.00%, 04/15/23[a]	50	57,375
Clovis Oncology Inc.
2.50%, 09/15/21	50	32,000
Depomed Inc.
2.50%, 09/01/21	75	83,438
Herbalife Ltd.
2.00%, 08/15/19	175	165,812
Impax Laboratories Inc.
2.00%, 06/15/22[a]	100	92,500
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22[a]	50	45,125
Teva Pharmaceutical Finance Co. LLC Series C
0.25%, 02/01/26 (Call 05/20/16)	85	111,673

		587,923

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 5.33%
Apollo Commercial Real Estate Finance Inc.
5.50%, 03/15/19	$50	$50,190
Colony Capital Inc.
3.88%, 01/15/21	50	45,875
Empire State Realty OP LP
2.63%, 08/15/19[a]	50	54,315
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[a]	75	82,642
IAS Operating Partnership LP
5.00%, 03/15/18[a]	50	48,000
PennyMac Corp.
5.38%, 05/01/20[d]	50	46,125
Redwood Trust Inc.
4.63%, 04/15/18	50	47,250
SL Green Operating Partnership LP
3.00%, 10/15/17[a]	50	67,625
Spirit Realty Capital Inc.
2.88%, 05/15/19	125	131,100
Starwood Property Trust Inc.
4.55%, 03/01/18	225	228,375
VEREIT Inc.
3.00%, 08/01/18	150	146,070

		947,567
RETAIL — 0.66%
GNC Holdings Inc.
1.50%, 08/15/20[a]	50	39,190
Restoration Hardware Holdings Inc.
0.00%, 06/15/19[a]	50	41,375
0.00%, 07/15/20[a]	50	37,440

		118,005
SEMICONDUCTORS — 16.28%
Integrated Device Technology Inc.
0.88%, 11/15/22[a]	50	46,530
Intel Corp.
2.95%, 12/15/35	300	372,390
3.25%, 08/01/39	275	417,670
Lam Research Corp.
1.25%, 05/15/18	100	139,000
Microchip Technology Inc.
1.63%, 02/15/25	250	259,525
2.13%, 12/15/37	100	199,880

Security	Principal (000s)	Value
Micron Technology Inc.
Series F
2.13%, 02/15/33 (Call 02/20/20)	$50	$60,625
Series G
3.00%, 11/15/43 (Call 11/20/18)	175	121,520
Novellus Systems Inc.
2.63%, 05/15/41	125	284,063
NVIDIA Corp.
1.00%, 12/01/18	225	401,062
NXP Semiconductors NV
1.00%, 12/01/19	200	226,380
ON Semiconductor Corp.
1.00%, 12/01/20[a]	100	90,630
Series B
2.63%, 12/15/26 (Call 12/20/16)	75	79,830
Rovi Corp.
0.50%, 03/01/20	50	46,815
Xilinx Inc.
2.63%, 06/15/17	100	149,810

		2,895,730
SOFTWARE — 8.84%
Akamai Technologies Inc.
0.00%, 02/15/19	125	121,100
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	75	77,250
Citrix Systems Inc.
0.50%, 04/15/19	225	253,417
Cornerstone OnDemand Inc.
1.50%, 07/01/18	50	50,125
NetSuite Inc.
0.25%, 06/01/18	50	49,625
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)[a]	100	90,250
1.50%, 11/01/35 (Call 11/05/21)	50	49,565
2.75%, 11/01/31 (Call 11/06/17)	50	50,000
Red Hat Inc.
0.25%, 10/01/19	125	153,362
salesforce.com Inc.
0.25%, 04/01/18	175	220,395
ServiceNow Inc.
0.00%, 11/01/18	100	115,250
Take-Two Interactive Software Inc.
1.00%, 07/01/18	100	163,380

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
Verint Systems Inc.
1.50%, 06/01/21	$75	$67,313
Workday Inc.
0.75%, 07/15/18	100	111,690

		1,572,722
TELECOMMUNICATIONS — 2.98%
Ciena Corp.
0.88%, 06/15/17	75	73,500
3.75%, 10/15/18[a]	50	56,125
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	50	47,750
Gogo Inc.
3.75%, 03/01/20	75	57,660
InterDigital Inc./PA
1.50%, 03/01/20	50	52,375
Palo Alto Networks Inc.
0.00%, 07/01/19	100	146,630
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	100	96,500

		530,540
TRANSPORTATION — 0.41%
Hornbeck Offshore Services Inc.
1.50%, 09/01/19	50	30,250
Scorpio Tankers Inc.
2.38%, 07/01/19[a]	50	42,875

		73,125

TOTAL CONVERTIBLE BONDS
(Cost: $18,861,448)		17,205,312

SHORT-TERM INVESTMENTS — 3.93%

MONEY MARKET FUNDS — 3.93%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	700	699,535

		699,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $699,535)		699,535

TOTAL INVESTMENTS IN SECURITIES — 100.68%
(Cost: $19,560,983)		17,904,847
Other Assets, Less Liabilities — (0.68)%		(120,374)

NET ASSETS — 100.00%		$17,784,473

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Issuer is in default of interest payments.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.96%

AEROSPACE & DEFENSE — 0.13%
Rockwell Collins Inc. FRN, (3 mo. LIBOR US + .350%)
0.98%, 12/15/16	$4,000	$4,002,684

		4,002,684
AGRICULTURE — 0.10%
BAT International Finance PLC FRN, (3 mo. LIBOR US + ..510%)
1.14%, 06/15/18[a,b]	3,100	3,092,749

		3,092,749
AUTO MANUFACTURERS — 5.13%
American Honda Finance Corp.
FRN, (3 mo. LIBOR US + .125%)
0.76%, 09/02/16	4,750	4,751,625
FRN, (3 mo. LIBOR US + .170%)
0.80%, 07/14/17	9,275	9,271,104
FRN, (3 mo. LIBOR US + .310%)
0.94%, 12/11/17	5,000	4,996,650
FRN, (3 mo. LIBOR US + .375%)
1.01%, 05/26/16[a]	4,650	4,652,051
FRN, (3 mo. LIBOR US + .450%)
1.07%, 09/20/17	4,000	4,009,928
FRN, (3 mo. LIBOR US + .500%)
1.13%, 10/07/16	8,736	8,752,904
Daimler Finance North America LLC
FRN, (3 mo. LIBOR US + .300%)
0.93%, 03/02/17[a]	3,000	2,991,480
FRN, (3 mo. LIBOR US + .340%)
0.96%, 08/01/17[a]	6,750	6,717,904
FRN, (3 mo. LIBOR US + .350%)
0.99%, 03/10/17[a]	5,300	5,294,181
FRN, (3 mo. LIBOR US + .420%)
1.05%, 03/02/18[a]	6,000	5,937,582
FRN, (3 mo. LIBOR US + .680%)
1.30%, 08/01/16[a,b]	5,390	5,392,425
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + .630%)
1.26%, 03/27/17	7,400	7,381,019
FRN, (3 mo. LIBOR US + .900%)
1.53%, 06/15/18	1,830	1,816,379

Security	Principal (000s)	Value
General Motors Financial Co. Inc. FRN, (3 mo. LIBOR US + 1.360%)
1.99%, 04/10/18	$4,200	$4,174,435
Nissan Motor Acceptance Corp.
FRN, (3 mo. LIBOR US + .550%)
1.18%, 03/03/17[a]	5,000	5,001,135
FRN, (3 mo. LIBOR US + .700%)
1.33%, 09/26/16[a]	5,200	5,209,194
FRN, (3 mo. LIBOR US + .800%)
1.43%, 04/06/18[a]	11,885	11,880,484
Toyota Motor Credit Corp.
FRN, (3 mo. LIBOR US + .100%)
0.72%, 09/23/16	7,200	7,202,448
FRN, (3 mo. LIBOR US + .200%)
0.82%, 05/16/17	4,000	3,998,336
FRN, (3 mo. LIBOR US + .290%)
0.91%, 05/17/16	2,100	2,100,523
FRN, (3 mo. LIBOR US + .320%)
0.95%, 01/12/18[b]	6,529	6,520,636
FRN, (3 mo. LIBOR US + .370%)
1.00%, 03/12/20[b]	9,800	9,684,889
FRN, (3 mo. LIBOR US + .820%)
1.44%, 02/19/19	7,050	7,117,609
Volkswagen Group of America Finance LLC
FRN, (3 mo. LIBOR US + .280%)
0.90%, 11/22/16[a]	5,000	4,983,500
FRN, (3 mo. LIBOR US + .370%)
0.99%, 05/23/17[a]	7,000	6,938,890
FRN, (3 mo. LIBOR US + .440%)
1.06%, 11/20/17[a]	4,575	4,493,016
FRN, (3 mo. LIBOR US + .470%)
1.09%, 05/22/18[a]	3,000	2,940,012
Volkswagen International Finance NV FRN, (3 mo. LIBOR US + ..440%)
1.06%, 11/18/16[a]	6,600	6,582,972

		160,793,311
BANKS — 53.72%
Abbey National Treasury Services PLC/United Kingdom FRN, (3 mo. LIBOR US + .510%)
1.14%, 03/13/17	2,250	2,248,052

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ABN AMRO Bank NV FRN, (3 mo. LIBOR US + .800%)
1.43%, 10/28/16[a,b]	$14,450	$14,474,652
American Express Bank FSB FRN, (1 mo. LIBOR US + .300%)
0.73%, 06/12/17	6,028	6,003,912
Australia & New Zealand Banking Group Ltd.
FRN, (3 mo. LIBOR US + .180%)
0.81%, 07/15/16[a]	3,000	2,999,610
FRN, (3 mo. LIBOR US + .380%)
1.01%, 01/10/17[a]	9,800	9,812,887
FRN, (3 mo. LIBOR US + .440%)
1.07%, 01/16/18[a]	3,300	3,277,718
FRN, (3 mo. LIBOR US + .750%)
1.37%, 11/16/18[a]	5,000	4,993,180
Australia & New Zealand Banking Group Ltd./New York NY FRN, (3 mo. LIBOR US + .560%)
1.18%, 05/15/18[b]	10,500	10,475,587
Banco Santander Chile FRN, (3 mo. LIBOR US + .900%)
1.53%, 04/11/17[a]	4,150	4,139,625
Bank Nederlandse Gemeenten NV
FRN, (3 mo. LIBOR US + .070%)
0.70%, 07/14/17[a]	18,138	18,122,764
FRN, (3 mo. LIBOR US + .170%)
0.80%, 07/18/16[a,b]	13,100	13,103,013
Bank of America Corp.
FRN, (3 mo. LIBOR US + .260%)
0.89%, 10/14/16	5,990	5,981,380
FRN, (3 mo. LIBOR US + .330%)
0.95%, 08/15/16	2,305	2,303,977
FRN, (3 mo. LIBOR US + .550%)
1.16%, 05/02/17	2,250	2,236,721
FRN, (3 mo. LIBOR US + .610%)
1.24%, 08/25/17	2,600	2,592,426
FRN, (3 mo. LIBOR US + .870%)
1.50%, 04/01/19	3,600	3,584,228
FRN, (3 mo. LIBOR US + 1.040%)
1.67%, 01/15/19[b]	12,500	12,502,550
FRN, (3 mo. LIBOR US + 1.070%)
1.69%, 03/22/18[b]	8,550	8,593,434

Security	Principal (000s)	Value
Bank of America N.A.
FRN, (3 mo. LIBOR US + .280%)
0.91%, 06/15/16	$7,900	$7,901,035
FRN, (3 mo. LIBOR US + .300%)
0.93%, 06/15/17	17,025	16,942,293
FRN, (3 mo. LIBOR US + .470%)
1.09%, 11/14/16	10,500	10,509,754
1.09%, 02/14/17	5,500	5,503,003
FRN, (3 mo. LIBOR US + .450%)
1.09%, 06/05/17	1,250	1,248,758
FRN, (3 mo. LIBOR US + .760%)
1.40%, 12/07/18[b]	4,000	3,981,136
Bank of Montreal
FRN, (3 mo. LIBOR US + .250%)
0.88%, 07/14/17	3,320	3,316,072
FRN, (3 mo. LIBOR US + .520%)
1.15%, 07/15/16	5,750	5,755,704
FRN, (3 mo. LIBOR US + .600%)
1.23%, 04/09/18	1,830	1,827,857
FRN, (3 mo. LIBOR US + .610%)
1.25%, 07/31/18	4,500	4,489,065
Bank of New York Mellon Corp. (The)
FRN, (3 mo. LIBOR US + .380%)
1.00%, 05/22/18	2,400	2,394,950
FRN, (3 mo. LIBOR US + .480%)
1.11%, 09/11/19	2,400	2,362,262
FRN, (3 mo. LIBOR US + .560%)
1.18%, 08/01/18	3,000	2,993,064
FRN, (3 mo. LIBOR US + .870%)
1.49%, 08/17/20	5,000	4,984,445
Series 1
FRN, (3 mo. LIBOR US + .440%)
1.08%, 03/06/18	2,295	2,295,418
Bank of Nova Scotia (The)
FRN, (3 mo. LIBOR US + .310%)
0.94%, 04/11/17	7,200	7,196,746
FRN, (3 mo. LIBOR US + .420%)
1.05%, 12/13/16	4,580	4,584,882
FRN, (3 mo. LIBOR US + .470%)
1.10%, 06/11/18	5,000	4,986,720
FRN, (3 mo. LIBOR US + .520%)
1.15%, 07/15/16[b]	6,950	6,957,409

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + .830%)
1.46%, 01/15/19[b]	$6,000	$6,008,352
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
FRN, (3 mo. LIBOR US + .310%)
0.94%, 09/08/17[a]	4,800	4,780,027
FRN, (3 mo. LIBOR US + .410%)
1.05%, 03/10/17[a,b]	9,200	9,206,449
FRN, (3 mo. LIBOR US + .550%)
1.19%, 03/05/18[a]	6,120	6,091,750
FRN, (3 mo. LIBOR US + .610%)
1.25%, 09/09/16[a]	5,900	5,905,906
FRN, (3 mo. LIBOR US + 1.020%)
1.65%, 09/14/18[a]	3,000	3,004,227
Banque Federative du Credit Mutuel SA
FRN, (3 mo. LIBOR US + .850%)
1.48%, 10/28/16[a,b]	6,500	6,514,917
1.48%, 01/20/17[a]	6,400	6,416,736
Barclays Bank PLC
FRN, (3 mo. LIBOR US + .540%)
1.18%, 12/09/16	1,180	1,179,213
FRN, (3 mo. LIBOR US + .580%)
1.20%, 02/17/17	6,800	6,805,909
BB&T Corp.
FRN, (3 mo. LIBOR US + .660%)
1.28%, 02/01/19 (Call 01/02/19)	2,600	2,577,721
FRN, (3 mo. LIBOR US + .860%)
1.49%, 06/15/18 (Call 05/15/18)	3,500	3,501,103
BNP Paribas SA
FRN, (3 mo. LIBOR US + .460%)
1.08%, 05/07/17	1,450	1,448,866
FRN, (3 mo. LIBOR US + .480%)
1.12%, 03/17/17	4,150	4,148,589
FRN, (3 mo. LIBOR US + .590%)
1.22%, 12/12/16	3,900	3,908,362
BPCE SA
FRN, (3 mo. LIBOR US + .630%)
1.27%, 06/17/17	1,000	998,565
FRN, (3 mo. LIBOR US + .850%)
1.47%, 02/10/17[b]	8,700	8,725,195
Branch Banking & Trust Co. FRN, (3 mo. LIBOR US + ..320%)
0.95%, 09/13/16	8,250	8,251,114

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce/Canada FRN, (3 mo. LIBOR US + ..520%)
1.15%, 07/18/16	$3,055	$3,058,354
Capital One N.A./Mclean VA FRN, (3 mo. LIBOR US + 1.150%)
1.77%, 08/17/18 (Call 07/18/18)	5,000	5,030,035
Citigroup Inc.
FRN, (3 mo. LIBOR US + .270%)
0.91%, 06/09/16	13,240	13,241,324
FRN, (3 mo. LIBOR US + .490%)
1.11%, 08/14/17	4,800	4,781,424
FRN, (3 mo. LIBOR US + .540%)
1.18%, 03/10/17	18,200	18,181,636
FRN, (3 mo. LIBOR US + .680%)
1.30%, 11/15/16	3,000	3,002,679
FRN, (3 mo. LIBOR US + .700%)
1.32%, 11/24/17	11,100	11,068,809
FRN, (3 mo. LIBOR US + .690%)
1.32%, 04/27/18	17,000	16,906,194
FRN, (3 mo. LIBOR US + .770%)
1.40%, 04/08/19[b]	1,850	1,834,118
FRN, (3 mo. LIBOR US + .860%)
1.50%, 12/07/18	5,000	4,970,185
FRN, (3 mo. LIBOR US + .960%)
1.60%, 07/25/16	6,700	6,710,459
FRN, (3 mo. LIBOR US + 1.310%)
1.95%, 10/26/20	5,000	5,019,165
FRN, (3 mo. LIBOR US + 1.380%)
2.01%, 03/30/21[b]	10,000	10,075,300
FRN, (3 mo. LIBOR US + 1.700%)
2.32%, 05/15/18[b]	14,690	14,916,285
Commonwealth Bank of Australia
FRN, (3 mo. LIBOR US + .200%)
0.83%, 06/03/16[a]	5,400	5,401,409
FRN, (3 mo. LIBOR US + .270%)
0.90%, 09/08/17[a]	5,000	4,984,655
FRN, (3 mo. LIBOR US + .400%)
1.03%, 03/12/18[a]	8,000	7,959,664
FRN, (3 mo. LIBOR US + .500%)
1.12%, 09/20/16[a]	20,275	20,310,542
FRN, (3 mo. LIBOR US + 1.060%)
1.69%, 03/15/19[a]	10,400	10,449,223

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY FRN, (3 mo. LIBOR US + ..790%)
1.40%, 11/02/18[a]	$5,935	$5,937,962
Cooperatieve Rabobank UA/NY FRN, (3 mo. LIBOR US + .330%)
0.96%, 04/28/17	8,100	8,102,551
Credit Agricole SA/London FRN, (3 mo. LIBOR US + .800%)
1.43%, 04/15/19[a]	18,150	18,025,328
Credit Suisse AG/New York NY
FRN, (3 mo. LIBOR US + .490%)
1.12%, 05/26/17	4,070	4,060,834
FRN, (3 mo. LIBOR US + .680%)
1.31%, 04/27/18	5,000	4,959,330
FRN, (3 mo. LIBOR US + .690%)
1.33%, 01/29/18	2,500	2,490,888
DBS Group Holdings Ltd. FRN, (3 mo. LIBOR US + .500%)
1.13%, 07/16/19[a]	5,000	4,996,430
Deutsche Bank AG FRN, (3 mo. LIBOR US + 1.310%)
1.93%, 08/20/20[b]	4,300	4,239,925
Deutsche Bank AG/London FRN, (3 mo. LIBOR US + .470%)
1.11%, 05/30/17[b]	6,400	6,369,299
FRN, (3 mo. LIBOR US + .610%)
1.23%, 02/13/17[b]	8,450	8,429,289
FRN, (3 mo. LIBOR US + .680%)
1.30%, 02/13/18[b]	5,500	5,448,724
Dexia Credit Local SA/New York NY
FRN, (3 mo. LIBOR US + .200%)
0.84%, 06/05/18[a]	7,000	6,957,447
FRN, (3 mo. LIBOR US + .380%)
1.00%, 11/07/16[a]	8,000	8,001,416
FRN, (3 mo. LIBOR US + .400%)
1.03%, 01/11/17[a]	10,585	10,588,048
Fifth Third Bank/Cincinnati OH FRN, (3 mo. LIBOR US + ..510%)
1.13%, 11/18/16 (Call 10/18/16)	6,950	6,959,181
Goldman Sachs Group Inc. (The)
FRN, (3 mo. LIBOR US + .625%)
1.26%, 06/04/17	1,250	1,249,470

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + .670%)
1.29%, 05/22/17	$12,400	$12,397,408
FRN, (3 mo. LIBOR US + .800%)
1.43%, 12/15/17	10,000	9,999,510
FRN, (3 mo. LIBOR US + 1.020%)
1.66%, 10/23/19[b]	6,100	6,070,214
FRN, (3 mo. LIBOR US + 1.040%)
1.68%, 04/25/19	10,000	10,006,600
FRN, (3 mo. LIBOR US + 1.100%)
1.72%, 11/15/18	28,150	28,220,262
FRN, (3 mo. LIBOR US + 1.160%)
1.80%, 04/23/20 (Call 03/23/20)	8,170	8,170,172
FRN, (3 mo. LIBOR US + 1.200%)
1.83%, 09/15/20 (Call 08/15/20)	15,000	14,931,570
1.84%, 04/30/18[b]	22,200	22,314,663
FRN, (3 mo. LIBOR US + 1.360%)
2.00%, 04/23/21[b]	10,000	10,024,000
FRN, (3 mo. LIBOR US + 1.770%)
2.40%, 02/25/21[b]	10,000	10,219,480
HSBC Bank PLC FRN, (3 mo. LIBOR US + .640%)
1.26%, 05/15/18[a,b]	5,500	5,470,971
HSBC Holdings PLC FRN, (3 mo. LIBOR US + 2.240%)
2.87%, 03/08/21[b]	7,000	7,213,570
HSBC USA Inc.
FRN, (3 mo. LIBOR US + .340%)
0.96%, 11/13/17	3,000	2,982,204
FRN, (3 mo. LIBOR US + .450%)
1.08%, 03/03/17[b]	4,400	4,395,833
FRN, (3 mo. LIBOR US + .610%)
1.23%, 11/13/19	3,000	2,951,385
FRN, (3 mo. LIBOR US + .880%)
1.51%, 09/24/18	2,450	2,444,772
ING Bank NV
FRN, (3 mo. LIBOR US + .690%)
1.32%, 10/01/19[a]	5,000	4,925,705
FRN, (3 mo. LIBOR US + .780%)
1.40%, 08/17/18[a]	5,000	4,987,300
FRN, (3 mo. LIBOR US + 1.130%)
1.75%, 03/22/19[a]	2,000	2,008,438
JPMorgan Chase & Co.
FRN, (3 mo. LIBOR US + .520%)
1.14%, 02/15/17[b]	38,400	38,413,171

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + .550%)
1.19%, 04/25/18	$2,500	$2,491,338
FRN, (3 mo. LIBOR US + .630%)
1.26%, 01/28/19[b]	10,100	10,053,762
FRN, (3 mo. LIBOR US + .840%)
1.46%, 03/22/19 (Call 02/22/19)	14,200	14,195,399
FRN, (3 mo. LIBOR US + .900%)
1.54%, 01/25/18[b]	26,875	26,991,584
FRN, (3 mo. LIBOR US + .955%)
1.59%, 01/23/20[b]	23,000	23,022,839
FRN, (3 mo. LIBOR US + 1.205%)
1.84%, 10/29/20 (Call 09/29/20)[b]	10,000	10,102,150
JPMorgan Chase Bank N.A.
FRN, (3 mo. LIBOR US + .400%)
1.03%, 06/14/17	8,000	8,001,112
FRN, (3 mo. LIBOR US + .420%)
1.05%, 06/02/17 (Call 06/02/16)	1,100	1,099,826
KEB Hana Bank FRN, (3 mo. LIBOR US + 1.125%)
1.75%, 11/09/16[a]	700	700,760
Kookmin Bank
FRN, (3 mo. LIBOR US + .875%)
1.51%, 01/27/17[c]	1,000	1,000,412
FRN, (3 mo. LIBOR US + 1.250%)
1.88%, 10/11/16[a]	10,100	10,122,159
Korea Development Bank (The) FRN, (3 mo. LIBOR US + ..625%)
1.26%, 01/22/17	10,200	10,200,133
Landwirtschaftliche Rentenbank FRN, (3 mo. LIBOR US + ..350%)
0.97%, 02/19/21[a]	10,000	9,995,280
Lloyds Bank PLC
FRN, (3 mo. LIBOR US + .550%)
1.17%, 05/14/18	10,000	9,936,730
FRN, (3 mo. LIBOR US + .780%)
1.40%, 08/17/18	2,000	1,994,312
FRN, (3 mo. LIBOR US + 1.000%)
1.64%, 01/22/19	6,000	5,999,706
Macquarie Bank Ltd.
FRN, (3 mo. LIBOR US + .450%)
1.08%, 06/15/16[a]	3,155	3,156,748
FRN, (3 mo. LIBOR US + .630%)
1.27%, 10/27/17[a]	5,000	4,985,205
FRN, (3 mo. LIBOR US + .790%)

Security	Principal (000s)	Value
1.42%, 03/24/17[a,b]	$4,500	$4,493,313
FRN, (3 mo. LIBOR US + 1.120%)
1.76%, 07/29/20[a]	4,500	4,445,798
FRN, (3 mo. LIBOR US + 1.180%)
1.81%, 01/15/19[a]	3,000	3,005,493
Manufacturers & Traders Trust Co. FRN, (3 mo. LIBOR US + ..300%)
0.94%, 07/25/17[b]	3,500	3,493,945
Mitsubishi UFJ Financial Group Inc. FRN, (3 mo. LIBOR US + 1.880%)
2.52%, 03/01/21	5,000	5,130,090
Mizuho Bank Ltd.
FRN, (3 mo. LIBOR US + .430%)
1.06%, 04/16/17[a]	5,000	4,981,765
FRN, (3 mo. LIBOR US + .450%)
1.08%, 09/25/17[a]	3,000	2,985,468
FRN, (3 mo. LIBOR US + .640%)
1.27%, 03/26/18[a]	3,000	2,987,010
FRN, (3 mo. LIBOR US + 1.190%)
1.82%, 10/20/18[a]	8,000	8,022,520
Mizuho Financial Group Inc. FRN, (3 mo. LIBOR US + 1.480%)
2.11%, 04/12/21[a]	8,400	8,446,872
Morgan Stanley
FRN, (3 mo. LIBOR US + .450%)
1.08%, 10/18/16	6,837	6,842,244
FRN, (3 mo. LIBOR US + .740%)
1.38%, 07/23/19[b]	10,575	10,491,373
FRN, (3 mo. LIBOR US + .850%)
1.49%, 01/24/19[b]	13,732	13,703,314
FRN, (3 mo. LIBOR US + .980%)
1.62%, 06/16/20[b]	9,500	9,427,543
FRN, (3 mo. LIBOR US + 1.140%)
1.77%, 01/27/20	4,200	4,202,659
FRN, (3 mo. LIBOR US + 1.280%)
1.92%, 04/25/18	14,271	14,441,196
FRN, (3 mo. LIBOR US + 1.375%)
2.00%, 02/01/19	11,200	11,326,314
FRN, (3 mo. LIBOR US + 1.400%)
2.03%, 04/21/21	13,000	13,068,718
MUFG Union Bank N.A. FRN, (3 mo. LIBOR US + .750%)
1.38%, 09/26/16	6,740	6,751,350

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
National Australia Bank Ltd.
FRN, (3 mo. LIBOR US + .280%)
0.91%, 06/30/17[a]	$5,000	$4,995,000
FRN, (3 mo. LIBOR US + .370%)
1.01%, 03/17/17[a]	3,000	2,999,553
FRN, (3 mo. LIBOR US + .430%)
1.06%, 12/02/16[a]	11,180	11,195,071
FRN, (3 mo. LIBOR US + .640%)
1.28%, 07/23/18[a]	5,400	5,391,608
FRN, (3 mo. LIBOR US + .780%)
1.41%, 01/14/19[a,b]	6,000	5,986,062
National Australia Bank Ltd./New York FRN, (3 mo. LIBOR US + ..550%)
1.19%, 07/25/16	16,480	16,497,568
National Bank of Canada FRN, (3 mo. LIBOR US + .840%)
1.47%, 12/14/18	3,000	3,004,047
National City Bank/Cleveland OH FRN, (3 mo. LIBOR US + ..370%)
1.01%, 06/07/17	14,667	14,632,386
Nederlandse Waterschapsbank NV
FRN, (3 mo. LIBOR US + .200%)
0.83%, 10/18/16[a]	8,565	8,568,546
FRN, (3 mo. LIBOR US + .230%)
0.85%, 02/14/18[a]	30,750	30,763,222
Nordea Bank AB
FRN, (3 mo. LIBOR US + .360%)
0.99%, 04/04/17[a]	1,950	1,950,677
FRN, (3 mo. LIBOR US + .460%)
1.08%, 05/13/16[a]	9,050	9,051,982
FRN, (3 mo. LIBOR US + .840%)
1.48%, 09/17/18[a]	5,000	5,011,620
PNC Bank N.A.
FRN, (3 mo. LIBOR US + .300%)
0.92%, 08/01/17 (Call 08/01/16)[d]	700	697,940
FRN, (3 mo. LIBOR US + .420%)
1.06%, 06/01/18[d]	1,825	1,819,979
Royal Bank of Canada
FRN, (3 mo. LIBOR US + .260%)
0.88%, 02/03/17	14,000	14,000,910
FRN, (3 mo. LIBOR US + .240%)
0.88%, 06/16/17	3,350	3,345,400
FRN, (3 mo. LIBOR US + .260%)

Security	Principal (000s)	Value
0.89%, 10/13/17[b]	$6,900	$6,873,545
FRN, (3 mo. LIBOR US + .330%)
0.97%, 01/23/17	7,850	7,857,575
FRN, (3 mo. LIBOR US + .460%)
1.10%, 09/09/16	17,850	17,873,705
FRN, (3 mo. LIBOR US + .530%)
1.16%, 03/15/19	10,750	10,642,941
FRN, (3 mo. LIBOR US + .520%)
1.16%, 03/06/20	2,425	2,386,794
Royal Bank of Scotland Group PLC FRN, (3 mo. LIBOR US + ..940%)
1.57%, 03/31/17	3,200	3,197,760
Shinhan Bank FRN, (3 mo. LIBOR US + .650%)
1.28%, 04/08/17[c]	5,000	4,991,425
Standard Chartered PLC FRN, (3 mo. LIBOR US + .340%)
0.97%, 09/08/17[a]	6,000	5,946,546
State Street Corp. FRN, (3 mo. LIBOR US + .900%)
1.52%, 08/18/20	5,000	5,015,250
Sumitomo Mitsui Banking Corp.
FRN, (3 mo. LIBOR US + .320%)
0.95%, 07/11/17	3,000	2,983,323
FRN, (3 mo. LIBOR US + .430%)
1.06%, 01/10/17	10,000	9,993,860
FRN, (3 mo. LIBOR US + .580%)
1.21%, 01/16/18	9,000	8,962,155
FRN, (3 mo. LIBOR US + .670%)
1.30%, 07/19/16	3,500	3,503,073
FRN, (3 mo. LIBOR US + .740%)
1.38%, 07/23/18	5,000	4,982,750
FRN, (3 mo. LIBOR US + .940%)
1.57%, 01/18/19	5,000	5,010,685
Sumitomo Mitsui Financial Group Inc. FRN, (3 mo. LIBOR US + 1.680%)
2.32%, 03/09/21	2,000	2,036,886
Sumitomo Mitsui Trust Bank Ltd. FRN, (3 mo. LIBOR US + ..780%)
1.42%, 09/16/16[a]	8,750	8,765,251
Suncorp-Metway Ltd. FRN, (3 mo. LIBOR US + .700%)
1.33%, 03/28/17[a]	3,800	3,805,871

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Svenska Handelsbanken AB FRN, (3 mo. LIBOR US + .470%)
1.09%, 09/23/16	$5,750	$5,757,510
Toronto-Dominion Bank (The)
FRN, (3 mo. LIBOR US + .170%)
0.80%, 07/13/16	17,250	17,253,622
FRN, (3 mo. LIBOR US + .240%)
0.85%, 05/02/17	5,420	5,415,236
FRN, (3 mo. LIBOR US + .260%)
0.89%, 01/06/17	14,855	14,854,673
FRN, (3 mo. LIBOR US + .440%)
1.07%, 07/02/19	12,300	12,178,267
FRN, (3 mo. LIBOR US + .460%)
1.10%, 09/09/16[b]	6,450	6,459,591
FRN, (3 mo. LIBOR US + .560%)
1.18%, 11/05/19	6,600	6,539,128
FRN, (3 mo. LIBOR US + .840%)
1.48%, 01/22/19	5,000	5,021,290
FRN, (3 mo. LIBOR US + .930%)
1.56%, 12/14/20	2,500	2,503,883
FRN, (3 mo. LIBOR US + 1.000%)
1.63%, 04/07/21	7,000	7,018,025
Series 1
FRN, (3 mo. LIBOR US + .550%)
1.19%, 04/30/18[b]	9,420	9,420,678
U.S. Bancorp. FRN, (3 mo. LIBOR US + .490%)
1.11%, 11/15/18 (Call 10/15/18)	5,500	5,490,793
U.S. Bank N.A./Cincinnati OH
FRN, (3 mo. LIBOR US + .230%)
0.87%, 01/30/17 (Call 12/30/16)	13,650	13,644,813
FRN, (3 mo. LIBOR US + .300%)
0.94%, 01/26/18 (Call 12/26/17)	3,000	2,998,398
UBS AG/Stamford CT
FRN, (3 mo. LIBOR US + .380%)
1.00%, 08/14/17	3,750	3,732,394
FRN, (3 mo. LIBOR US + .500%)
1.13%, 09/26/16	5,000	5,005,650
FRN, (3 mo. LIBOR US + .560%)
1.20%, 06/01/17	5,000	5,001,215
FRN, (3 mo. LIBOR US + .640%)
1.26%, 08/14/19[b]	6,000	5,945,118
FRN, (3 mo. LIBOR US + .700%)
1.33%, 03/26/18	4,400	4,399,085

Security	Principal (000s)	Value
UBS Group Funding Jersey Ltd. FRN, (3 mo. LIBOR US + 1.780%)
2.41%, 04/14/21[a]	$5,000	$5,016,910
Wachovia Corp.
FRN, (3 mo. LIBOR US + .270%)
0.90%, 06/15/17	11,876	11,850,241
FRN, (3 mo. LIBOR US + .370%)
1.00%, 10/15/16	7,560	7,563,289
Wells Fargo & Co.
FRN, (3 mo. LIBOR US + .260%)
0.89%, 09/08/17	5,750	5,730,761
FRN, (3 mo. LIBOR US + .300%)
0.93%, 06/02/17	6,500	6,489,691
FRN, (3 mo. LIBOR US + .400%)
1.03%, 09/14/18	3,500	3,477,999
FRN, (3 mo. LIBOR US + .460%)
1.10%, 04/22/19	8,263	8,194,136
FRN, (3 mo. LIBOR US + .530%)
1.16%, 07/20/16	10,200	10,205,987
FRN, (3 mo. LIBOR US + .630%)
1.27%, 04/23/18[b]	10,545	10,549,903
FRN, (3 mo. LIBOR US + .880%)
1.52%, 07/22/20	13,000	13,010,023
FRN, (3 mo. LIBOR US + 1.010%)
1.65%, 12/07/20	5,000	4,989,055
FRN, (3 mo. LIBOR US + 1.340%)
1.97%, 03/04/21	2,000	2,032,878
Series N
FRN, (3 mo. LIBOR US + .680%)
1.32%, 01/30/20	3,500	3,472,098
Wells Fargo Bank N.A.
FRN, (3 mo. LIBOR US + .150%)
0.78%, 06/02/16	21,790	21,795,665
FRN, (3 mo. LIBOR US + .210%)
0.83%, 05/16/16	10,450	10,450,940
FRN, (3 mo. LIBOR US + .260%)
0.89%, 06/15/17 (Call 06/15/16)	5,100	5,090,591
FRN, (3 mo. LIBOR US + .740%)
1.38%, 01/22/18	20,000	20,094,800
Westpac Banking Corp.
FRN, (3 mo. LIBOR US + .330%)
0.95%, 05/19/17	5,795	5,791,106
FRN, (3 mo. LIBOR US + .370%)
1.01%, 12/01/17	5,650	5,631,383

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + .430%)
1.06%, 11/25/16	$8,250	$8,262,094
1.06%, 05/25/18	14,121	14,018,482
FRN, (3 mo. LIBOR US + .740%)
1.36%, 11/23/18	10,000	9,991,820
1.38%, 07/30/18	5,230	5,232,599

		1,684,633,326
BEVERAGES — 0.83%
Anheuser-Busch InBev Finance Inc.
FRN, (3 mo. LIBOR US + .190%)
0.82%, 01/27/17	1,938	1,936,841
FRN, (3 mo. LIBOR US + .400%)
1.02%, 02/01/19	1,450	1,444,046
FRN, (3 mo. LIBOR US + 1.260%)
1.90%, 02/01/21	5,000	5,110,350
Coca-Cola Co. (The) FRN, (3 mo. LIBOR US + .100%)
0.72%, 11/01/16	1,650	1,650,235
PepsiCo Inc. FRN, (3 mo. LIBOR US + .350%)
0.98%, 10/13/17	10,000	10,018,070
SABMiller Holdings Inc. FRN, (3 mo. LIBOR US + .690%)
1.31%, 08/01/18[a]	6,000	5,981,304

		26,140,846
BIOTECHNOLOGY — 0.19%
Amgen Inc.
FRN, (3 mo. LIBOR US + .380%)
1.00%, 05/22/17	5,283	5,271,731
FRN, (3 mo. LIBOR US + .600%)
1.22%, 05/22/19	725	718,832

		5,990,563
BUILDING MATERIALS — 0.04%
Martin Marietta Materials Inc. FRN, (3 mo. LIBOR US + 1.100%)
1.73%, 06/30/17	1,280	1,270,286

		1,270,286
CHEMICALS — 0.13%
Monsanto Co. FRN, (3 mo. LIBOR US + .200%)
0.82%, 11/07/16	4,100	4,088,930

		4,088,930
COMPUTERS — 2.42%
Apple Inc.
FRN, (3 mo. LIBOR US + .050%)

Security	Principal (000s)	Value
0.67%, 05/03/16[b]	$9,700	$9,700,000
0.67%, 05/12/17	1,700	1,700,134
FRN, (3 mo. LIBOR US + .070%)
0.69%, 05/05/17[b]	2,400	2,400,648
FRN, (3 mo. LIBOR US + .250%)
0.87%, 05/03/18[b]	15,613	15,616,045
0.87%, 02/07/20	5,500	5,422,912
FRN, (3 mo. LIBOR US + .300%)
0.92%, 05/06/19[b]	8,790	8,757,662
0.92%, 05/06/20	5,000	4,947,520
FRN, (3 mo. LIBOR US + .820%)
1.44%, 02/22/19	7,000	7,083,545
FRN, (3 mo. LIBOR US + 1.130%)
1.75%, 02/23/21[b]	6,000	6,080,520
Hewlett Packard Enterprise Co.
FRN, (3 mo. LIBOR US + 1.740%)
2.37%, 10/05/17[a]	1,700	1,710,817
FRN, (3 mo. LIBOR US + 1.930%)
2.56%, 10/05/18[a]	1,425	1,440,190
International Business Machines Corp. FRN, (3 mo. LIBOR US + ..370%)
0.99%, 02/12/19[b]	11,170	11,122,192

		75,982,185
COSMETICS & PERSONAL CARE — 0.28%
Procter & Gamble Co. (The)
FRN, (3 mo. LIBOR US + .080%)
0.70%, 11/04/16[b]	4,900	4,901,970
FRN, (3 mo. LIBOR US + .270%)
0.89%, 11/01/19	3,846	3,833,569

		8,735,539
DISTRIBUTION & WHOLESALE — 0.17%
Glencore Funding LLC FRN, (3 mo. LIBOR US + 1.360%)
1.99%, 01/15/19[a]	5,780	5,375,400

		5,375,400
DIVERSIFIED FINANCIAL SERVICES — 5.36%
American Express Co. FRN, (3 mo. LIBOR US + .590%)
1.21%, 05/22/18[b]	4,400	4,382,000
American Express Credit Corp.
FRN, (3 mo. LIBOR US + .270%)
0.91%, 06/05/17	10,130	10,085,762
FRN, (3 mo. LIBOR US + .300%)

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
0.92%, 09/22/17	$7,000	$6,961,171
FRN, (3 mo. LIBOR US + .490%)
1.11%, 08/15/19[b]	5,600	5,490,744
FRN, (3 mo. LIBOR US + .510%)
1.15%, 07/29/16[b]	2,500	2,502,285
FRN, (3 mo. LIBOR US + .550%)
1.19%, 03/18/19[b]	6,400	6,327,168
FRN, (3 mo. LIBOR US + .610%)
1.25%, 07/31/18 (Call 06/30/18)	4,900	4,871,884
FRN, (3 mo. LIBOR US + .730%)
1.36%, 05/26/20 (Call 04/25/20)	5,000	4,919,820
Series F
FRN, (3 mo. LIBOR US + 1.050%)
1.68%, 09/14/20 (Call 08/14/20)[b]	3,100	3,106,941
Bear Stearns Companies LLC (The) FRN, (3 mo. LIBOR US + ..390%)
1.01%, 11/21/16	18,880	18,877,262
Citigroup Inc. FRN, (3 mo. LIBOR US + .880%)
1.52%, 07/30/18[b]	4,500	4,490,208
Ford Motor Credit Co. LLC
FRN, (3 mo. LIBOR US + .570%)
1.21%, 12/06/17	3,000	2,978,397
FRN, (3 mo. LIBOR US + .780%)
1.41%, 01/17/17	7,100	7,092,091
FRN, (3 mo. LIBOR US + .930%)
1.55%, 11/04/19	3,000	2,964,003
FRN, (3 mo. LIBOR US + .940%)
1.57%, 01/09/18	8,316	8,294,711
FRN, (3 mo. LIBOR US + 1.250%)
1.87%, 05/09/16	8,300	8,301,203
Series 1
FRN, (3 mo. LIBOR US + .830%)
1.46%, 03/12/19	6,250	6,165,869
General Electric Co.
FRN, (3 mo. LIBOR US + .170%)
0.79%, 02/15/17[b]	1,189	1,188,118
FRN, (3 mo. LIBOR US + .200%)
0.82%, 05/11/16	4,892	4,892,357
FRN, (3 mo. LIBOR US + .270%)
0.89%, 08/07/18	2,000	1,994,094
FRN, (3 mo. LIBOR US + .280%)
0.91%, 01/09/17	18,402	18,435,252
FRN, (3 mo. LIBOR US + .510%)
1.14%, 01/14/19	1,540	1,538,779

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + .620%)
1.25%, 01/09/20 (Call 12/09/19)	$4,346	$4,359,825
FRN, (3 mo. LIBOR US + .650%)
1.28%, 07/12/16	1,601	1,602,985
FRN, (3 mo. LIBOR US + .870%)
1.49%, 05/09/16	4,940	4,940,721
HSBC Finance Corp.
FRN, (3 mo. LIBOR US + .430%)
1.07%, 06/01/16	4,627	4,627,819
Hyundai Capital Services Inc.
FRN, (3 mo. LIBOR US + .800%)
1.44%, 03/18/17[c]	1,700	1,709,863
1.44%, 03/18/17[a,b]	5,865	5,899,029
Macquarie Group Ltd. FRN, (3 mo. LIBOR US + 1.000%)
1.62%, 01/31/17[a]	5,580	5,586,255
Nomura Holdings Inc. FRN, (3 mo. LIBOR US + 1.450%)
2.08%, 09/13/16	3,550	3,560,902

		168,147,518
ELECTRIC — 0.32%
Duke Energy Progress LLC FRN, (3 mo. LIBOR US + .200%)
0.82%, 11/20/17	3,100	3,062,180
Electricite de France SA FRN, (3 mo. LIBOR US + .460%)
1.09%, 01/20/17[a]	7,100	7,085,445

		10,147,625
FOOD — 0.48%
ConAgra Foods Inc. FRN, (3 mo. LIBOR US + .370%)
1.00%, 07/21/16	5,200	5,199,709
Kroger Co. (The) FRN, (3 mo. LIBOR US + .530%)
1.16%, 10/17/16	5,415	5,420,789
Mondelez International Inc. FRN, (3 mo. LIBOR US + .520%)
1.14%, 02/01/19[b]	4,300	4,258,096

		14,878,594
HEALTH CARE – PRODUCTS — 0.40%
Becton Dickinson and Co. FRN, (3 mo. LIBOR US + .450%)
1.08%, 06/15/16	7,383	7,385,658

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Medtronic Inc. FRN, (3 mo. LIBOR US + .800%)
1.43%, 03/15/20	$5,000	$5,006,745

		12,392,403
HEALTH CARE – SERVICES — 0.39%
Roche Holdings Inc.
FRN, (3 mo. LIBOR US + .090%)
0.72%, 09/29/17[a]	4,000	3,995,464
FRN, (3 mo. LIBOR US + .340%)
0.97%, 09/30/19[a,b]	6,900	6,859,214
UnitedHealth Group Inc. FRN, (3 mo. LIBOR US + ..450%)
1.08%, 01/17/17	1,225	1,226,844

		12,081,522
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp. FRN, (3 mo. LIBOR US + .050%)
0.67%, 05/19/16	1,725	1,725,188

		1,725,188
INSURANCE — 2.48%
Berkshire Hathaway Finance Corp.
FRN, (3 mo. LIBOR US + .125%)
0.74%, 08/14/17	2,000	1,996,760
FRN, (3 mo. LIBOR US + .150%)
0.78%, 01/10/17	3,050	3,051,653
FRN, (3 mo. LIBOR US + .170%)
0.80%, 01/13/17	3,700	3,701,968
FRN, (3 mo. LIBOR US + .300%)
0.93%, 01/12/18	8,000	7,997,368
FRN, (3 mo. LIBOR US + .550%)
1.18%, 03/07/18[b]	6,935	6,967,040
FRN, (3 mo. LIBOR US + .690%)
1.32%, 03/15/19	5,000	5,042,460
Metropolitan Life Global Funding I
FRN, (3 mo. LIBOR US + .130%)
0.75%, 06/23/16[a]	6,050	6,051,410
FRN, (3 mo. LIBOR US + .200%)
0.83%, 07/14/16[a]	5,400	5,401,668
FRN, (3 mo. LIBOR US + .380%)
1.01%, 04/10/17[a]	11,450	11,461,301
FRN, (3 mo. LIBOR US + .530%)
1.16%, 07/15/16[a]	3,250	3,253,013

Security	Principal (000s)	Value
New York Life Global Funding
FRN, (3 mo. LIBOR US + .350%)
0.99%, 05/23/16[a]	$8,700	$8,703,071
FRN, (3 mo. LIBOR US + .400%)
1.03%, 04/06/18[a]	5,000	5,010,200
Principal Life Global Funding II FRN, (3 mo. LIBOR US + ..370%)
1.01%, 05/27/16[a]	5,250	5,251,575
Prudential Financial Inc. FRN, (3 mo. LIBOR US + .780%)
1.40%, 08/15/18	4,000	3,990,672

		77,880,159
INTERNET — 0.26%
Alibaba Group Holding Ltd. FRN, (3 mo. LIBOR US + .520%)
1.16%, 11/28/17	2,125	2,109,105
eBay Inc.
FRN, (3 mo. LIBOR US + .200%)
0.83%, 07/28/17[b]	3,878	3,853,662
FRN, (3 mo. LIBOR US + .480%)
1.10%, 08/01/19	2,300	2,240,782

		8,203,549
IRON & STEEL — 0.16%
Glencore Funding LLC FRN, (3 mo. LIBOR US + 1.160%)
1.80%, 05/27/16[a]	5,000	4,987,500

		4,987,500
MACHINERY — 0.23%
Caterpillar Financial Services Corp. FRN, (3 mo. LIBOR US + ..170%)
0.81%, 06/09/17[b]	1,120	1,119,898
John Deere Capital Corp.
FRN, (3 mo. LIBOR US + .220%)
0.85%, 12/15/17	1,300	1,298,658
FRN, (3 mo. LIBOR US + .290%)
0.92%, 10/11/16	3,000	3,003,066
0.92%, 01/16/18	1,700	1,698,958

		7,120,580
MANUFACTURING — 0.15%
Siemens Financieringsmaatschappij NV FRN, (3 mo. LIBOR US + ..280%)
0.91%, 05/25/18[a]	4,790	4,771,860

		4,771,860

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MEDIA — 0.20%
NBCUniversal Enterprise Inc. FRN, (3 mo. LIBOR US + ..685%)
1.31%, 04/15/18[a]	$6,200	$6,207,688

		6,207,688
MINING — 0.25%
BHP Billiton Finance USA Ltd. FRN, (3 mo. LIBOR US + ..250%)
0.88%, 09/30/16[b]	3,390	3,385,342
Rio Tinto Finance USA PLC FRN, (3 mo. LIBOR US + .840%)
1.48%, 06/17/16	4,500	4,501,602

		7,886,944
OIL & GAS — 5.16%
BP Capital Markets PLC
FRN, (3 mo. LIBOR US + .420%)
1.04%, 11/07/16	5,100	5,102,275
FRN, (3 mo. LIBOR US + .425%)
1.04%, 02/13/18	2,500	2,499,050
FRN, (3 mo. LIBOR US + .510%)
1.13%, 05/10/18[b]	3,400	3,369,621
FRN, (3 mo. LIBOR US + .630%)
1.26%, 09/26/18[b]	3,200	3,179,584
Chevron Corp.
FRN, (3 mo. LIBOR US + .100%)
0.72%, 11/09/16	4,000	3,999,072
0.72%, 02/22/17[b]	6,000	5,996,496
FRN, (3 mo. LIBOR US + .170%)
0.79%, 11/15/17	6,623	6,604,601
0.80%, 03/02/18[b]	6,900	6,854,246
FRN, (3 mo. LIBOR US + .360%)
0.98%, 11/09/17[b]	5,000	4,998,055
FRN, (3 mo. LIBOR US + .410%)
1.03%, 11/15/19[b]	2,100	2,067,950
FRN, (3 mo. LIBOR US + .510%)
1.13%, 11/16/18	2,800	2,787,543
CNPC General Capital Ltd. FRN, (3 mo. LIBOR US + .900%)
1.52%, 05/14/17[c]	11,000	11,009,449
Devon Energy Corp. FRN, (3 mo. LIBOR US + .540%)
1.17%, 12/15/16	1,750	1,725,454

Security	Principal (000s)	Value
Exxon Mobil Corp.
FRN, (3 mo. LIBOR US + .040%)
0.67%, 03/15/17[b]	$5,100	$5,098,307
FRN, (3 mo. LIBOR US + .050%)
0.69%, 03/01/18	3,000	2,986,422
FRN, (3 mo. LIBOR US + .150%)
0.78%, 03/15/19[b]	10,150	10,077,610
FRN, (3 mo. LIBOR US + .600%)
1.23%, 02/28/18[b]	7,000	7,058,240
Petroleos Mexicanos FRN, (3 mo. LIBOR US + 2.020%)
2.65%, 07/18/18[b]	6,300	6,227,550
Shell International Finance BV
FRN, (3 mo. LIBOR US + .210%)
0.83%, 11/15/16	4,202	4,203,240
FRN, (3 mo. LIBOR US + .320%)
0.94%, 05/10/17	10,040	10,039,488
FRN, (3 mo. LIBOR US + .450%)
1.07%, 05/11/20	9,500	9,216,947
FRN, (3 mo. LIBOR US + .580%)
1.20%, 11/10/18	7,000	6,979,000
Sinopec Group Overseas Development 2014 Ltd.
FRN, (3 mo. LIBOR US + .780%)
1.41%, 04/10/17[a]	6,891	6,890,759
FRN, (3 mo. LIBOR US + .920%)
1.55%, 04/10/19[a]	11,000	10,943,515
Statoil ASA
FRN, (3 mo. LIBOR US + .200%)
0.82%, 11/09/17	1,620	1,609,191
FRN, (3 mo. LIBOR US + .290%)
0.91%, 05/15/18	12,930	12,814,212
FRN, (3 mo. LIBOR US + .460%)
1.08%, 11/08/18	2,260	2,243,545
Total Capital International SA FRN, (3 mo. LIBOR US + ..570%)
1.19%, 08/10/18	5,353	5,319,447

		161,900,869
PHARMACEUTICALS — 1.67%
Actavis Funding SCS
FRN, (3 mo. LIBOR US + 1.080%)
1.71%, 03/12/18	3,300	3,315,127

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.255%)
1.89%, 03/12/20[b]	$3,450	$3,446,074
Baxalta Inc. FRN, (3 mo. LIBOR US + .780%)
1.40%, 06/22/18[a]	4,500	4,444,155
Bayer U.S. Finance LLC FRN, (3 mo. LIBOR US + .280%)
0.91%, 10/06/17[a]	7,000	7,000,924
Johnson & Johnson FRN, (3 mo. LIBOR US + ..070%)
0.71%, 11/28/16	4,108	4,110,124
Merck & Co. Inc.
FRN, (3 mo. LIBOR US + .125%)
0.75%, 02/10/17	4,000	4,002,632
FRN, (3 mo. LIBOR US + .190%)
0.81%, 05/18/16	2,800	2,800,367
FRN, (3 mo. LIBOR US + .360%)
0.98%, 05/18/18[b]	10,200	10,233,864
FRN, (3 mo. LIBOR US + .375%)
1.00%, 02/10/20	5,000	4,995,555
Pfizer Inc.
FRN, (3 mo. LIBOR US + .150%)
0.77%, 05/15/17	4,000	4,002,848
FRN, (3 mo. LIBOR US + .300%)
0.93%, 06/15/18[b]	4,100	4,102,534

		52,454,204
PIPELINES — 0.38%
Enbridge Inc.
FRN, (3 mo. LIBOR US + .450%)
1.08%, 06/02/17[b]	5,220	5,065,347
FRN, (3 mo. LIBOR US + .650%)
1.28%, 10/01/16	1,950	1,936,227
TransCanada PipeLines Ltd.
FRN, (3 mo. LIBOR US + .680%)
1.31%, 06/30/16	3,000	3,001,320
FRN, (3 mo. LIBOR US + .790%)
1.42%, 01/12/18	1,950	1,922,217

		11,925,111
RETAIL — 0.41%
Home Depot Inc. (The) FRN, (3 mo. LIBOR US + .370%)
1.00%, 09/15/17[b]	5,000	5,021,315

Security	Principal (000s)	Value
Lowe’s Companies Inc. FRN, (3 mo. LIBOR US + .420%)
1.06%, 09/10/19	$1,200	$1,203,437
Walgreens Boots Alliance Inc. FRN, (3 mo. LIBOR US + ..450%)
1.07%, 05/18/16	6,760	6,761,095

		12,985,847
SOFTWARE — 0.60%
Oracle Corp.
FRN, (3 mo. LIBOR US + .200%)
0.83%, 07/07/17	6,800	6,805,413
FRN, (3 mo. LIBOR US + .510%)
1.14%, 10/08/19[b]	3,315	3,326,284
FRN, (3 mo. LIBOR US + .580%)
1.21%, 01/15/19	8,650	8,693,034

		18,824,731
TELECOMMUNICATIONS — 3.57%
America Movil SAB de CV FRN, (3 mo. LIBOR US + 1.000%)
1.63%, 09/12/16	6,149	6,161,796
AT&T Inc.
FRN, (3 mo. LIBOR US + .670%)
1.30%, 03/11/19	7,250	7,208,247
FRN, (3 mo. LIBOR US + .910%)
1.55%, 11/27/18	2,605	2,610,588
FRN, (3 mo. LIBOR US + .930%)
1.56%, 06/30/20	6,000	5,968,044
Cisco Systems Inc.
FRN, (3 mo. LIBOR US + .280%)
0.91%, 03/03/17	17,870	17,897,395
FRN, (3 mo. LIBOR US + .310%)
0.94%, 06/15/18[b]	7,000	7,016,541
FRN, (3 mo. LIBOR US + .500%)
1.14%, 03/01/19	5,900	5,913,287
Telefonica Emisiones SAU FRN, (3 mo. LIBOR US + .650%)
1.27%, 06/23/17	5,300	5,278,805
Verizon Communications Inc.
FRN, (3 mo. LIBOR US + .400%)
1.04%, 06/09/17	7,800	7,805,772
FRN, (3 mo. LIBOR US + .770%)
1.41%, 06/17/19	7,000	7,005,740

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + 1.530%)
2.16%, 09/15/16	$19,933	$20,026,545
FRN, (3 mo. LIBOR US + 1.750%)
2.38%, 09/14/18	18,686	19,182,861

		112,075,621
TRANSPORTATION — 0.29%
Canadian National Railway Co. FRN, (3 mo. LIBOR US + ..170%)
0.79%, 11/14/17[b]	1,650	1,648,540
Network Rail Infrastructure Finance PLC FRN, (3 mo. LIBOR US + ..010%)
0.63%, 02/13/17[a]	7,500	7,496,280

		9,144,820

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,700,060,696)		2,695,848,152

FOREIGN GOVERNMENT OBLIGATIONS[e] — 13.24%

CANADA — 0.48%
Province of Quebec Canada FRN, (3 mo. LIBOR US + .230%)
0.86%, 09/04/18	15,000	14,961,915

		14,961,915
JAPAN — 0.33%
Japan Bank for International Cooperation/Japan FRN, (3 mo. LIBOR US + ..360%)
0.98%, 11/13/18	10,500	10,385,844

		10,385,844
NORWAY — 2.28%
Kommunalbanken AS
FRN, (3 mo. LIBOR US + .070%)
0.71%, 03/17/20[a]	14,200	14,055,160
FRN, (3 mo. LIBOR US + .120%)
0.73%, 05/02/17[a]	14,000	13,994,526
FRN, (3 mo. LIBOR US + .130%)
0.74%, 05/02/19[a]	10,000	9,991,470
0.77%, 10/31/16[a]	10,900	10,901,744
FRN, (3 mo. LIBOR US + .180%)
0.80%, 02/20/18[a]	8,900	8,884,078
FRN, (3 mo. LIBOR US + .380%)
1.01%, 03/27/17[a]	13,700	13,726,263

		71,553,241

Security	Principal (000s)	Value
SOUTH KOREA — 0.64%
Export-Import Bank of Korea
FRN, (3 mo. LIBOR US + .750%)
1.38%, 01/14/17	$19,644	$19,676,629
FRN, (3 mo. LIBOR US + .850%)
1.49%, 09/17/16	250	250,384

		19,927,013
SUPRANATIONAL — 8.36%
Asian Development Bank
FRN, (1 mo. LIBOR US + .010%)
0.45%, 05/13/16	5,000	4,999,935
FRN, (3 mo. LIBOR US)
0.63%, 06/25/19	10,000	9,991,980
FRN, (3 mo. LIBOR US + .010%)
0.64%, 07/10/19	3,000	2,997,486
FRN, (3 mo. LIBOR US + .020%)
0.66%, 02/28/18	6,000	5,992,836
FRN, (3 mo. LIBOR US + .050%)
0.68%, 10/19/17	11,300	11,293,130
FRN, (3 mo. LIBOR US + .150%)
0.77%, 02/08/18	7,000	6,997,368
FRN, (3 mo. LIBOR US + .320%)
0.95%, 02/26/20	15,000	14,993,970
European Investment Bank FRN, (3 mo. LIBOR US + .070%)
0.70%, 10/09/18[a]	15,400	15,371,972
Inter-American Development Bank
FRN, (1 mo. LIBOR US + .010%)
0.44%, 10/15/17	3,100	3,091,066
FRN, (1 mo. LIBOR US + .020%)
0.45%, 06/12/17	12,010	11,989,895
FRN, (1 mo. LIBOR US + .040%)
0.48%, 11/26/18[b]	19,000	18,906,786
FRN, (3 mo. LIBOR US - .010%)
0.62%, 12/12/16	13,000	12,991,693
FRN, (3 mo. LIBOR US)
0.63%, 10/15/19	10,000	9,914,840
FRN, (3 mo. LIBOR US + .010%)
0.64%, 07/15/20	16,200	15,985,350
FRN, (3 mo. LIBOR US + .030%)
0.66%, 09/12/18	7,000	6,972,098
FRN, (3 mo. LIBOR US + .060%)
0.69%, 01/16/18	5,400	5,391,398

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2016

Security	Principal (000s)	Value
FRN, (3 mo. LIBOR US + .220%)
0.85%, 10/15/20	$8,000	$7,958,496
International Bank for Reconstruction & Development
FRN, (3 mo. LIBOR US)
0.63%, 09/30/17	20,000	19,991,060
FRN, (3 mo. LIBOR US + .140%)
0.78%, 12/16/17	4,370	4,368,606
FRN, (3 mo. LIBOR US + .280%)
0.90%, 02/11/21	5,000	4,995,485
International Finance Corp.
FRN, (1 mo. LIBOR US + .020%)
0.45%, 08/01/16	14,900	14,897,273
0.46%, 02/02/18	8,740	8,737,063
FRN, (3 mo. LIBOR US + .010%)
0.64%, 12/15/20	15,400	15,341,603
FRN, (3 mo. LIBOR US + .060%)
0.69%, 01/09/19	10,000	9,994,460
International Finance Facility for Immunisation Co. FRN, (3 mo. LIBOR US + .190%)
0.82%, 07/05/16[a]	10,000	9,998,590
Nordic Investment Bank FRN, (3 mo. LIBOR US + .050%)
1.00%, 04/25/18	8,000	7,996,184

		262,160,623
SWEDEN — 1.15%
Kommuninvest I Sverige AB FRN, (3 mo. LIBOR US + .030%)
0.66%, 12/03/18[a]	4,000	3,989,264
Svensk Exportkredit AB
FRN, (3 mo. LIBOR US + .180%)
0.80%, 11/10/17	5,000	4,990,920
0.81%, 06/12/17	3,200	3,199,069
FRN, (3 mo. LIBOR US + .300%)
0.94%, 01/23/17	14,620	14,637,603
FRN, (3 mo. LIBOR US + .330%)
0.96%, 01/14/19	9,400	9,397,349

		36,214,205

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $416,107,901)		415,202,841

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.59%

MONEY MARKET FUNDS — 7.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,f,g]	192,695	$192,695,407
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,f,g]	14,454	14,454,113
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,f]	30,718	30,718,238

		237,867,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,867,758)		237,867,758

TOTAL INVESTMENTS IN SECURITIES — 106.79%
(Cost: $3,354,036,355)		3,348,918,751
Other Assets, Less Liabilities — (6.79)%		(212,886,654)

NET ASSETS — 100.00%		$3,136,032,097

FRN  —  Floating Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	109

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$855,994,871	$137,913,628	$72,631,288
Affiliated (Note 2)	196,810,506	11,090,904	8,112,115

Total cost of investments	$1,052,805,377	$149,004,532	$80,743,403

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$845,495,494	$139,138,863	$73,667,337
Affiliated (Note 2)	196,810,506	11,102,223	8,128,439

Total fair value of investments	1,042,306,000	150,241,086	81,795,776
Cash	27,532	143,267	203,240
Receivables:
Investment securities sold	3,318,981	1,243,177	485,972
Due from custodian (Note 4)	97,151	—	—
Interest	14,565,006	1,068,482	639,795
Capital shares sold	22,815,588	—	—

Total Assets	1,083,130,258	152,696,012	83,124,783

LIABILITIES
Payables:
Investment securities purchased	27,955,808	2,532,410	474,544
Collateral for securities on loan (Note 1)	186,242,250	8,363,963	6,377,868
Investment advisory fees (Note 2)	220,480	16,869	9,040

Total Liabilities	214,418,538	10,913,242	6,861,452

NET ASSETS	$868,711,720	$141,782,770	$76,263,331

Net assets consist of:
Paid-in capital	$925,957,982	$140,466,808	$78,090,487
Undistributed net investment income	3,868,875	191,893	114,217
Accumulated net realized loss	(50,615,760)	(112,485)	(2,993,746)
Net unrealized appreciation (depreciation)	(10,499,377)	1,236,554	1,052,373

NET ASSETS	$868,711,720	$141,782,770	$76,263,331

Shares outstanding[b]	19,000,000	2,800,000	1,450,000

Net asset value per share	$45.72	$50.64	$52.60

[a]	Securities on loan with values of $182,112,223, $8,170,774 and $6,224,232, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

	iShares Baa - Ba Rated Corporate Bond ETF	iShares B - Ca Rated Corporate Bond ETF	iShares Convertible Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$35,740,664	$11,654,687	$18,813,481
Affiliated (Note 2)	4,263,928	2,735,331	747,502

Total cost of investments	$40,004,592	$14,390,018	$19,560,983

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$35,584,522	$10,970,225	$17,159,187
Affiliated (Note 2)	4,263,928	2,735,331	745,660

Total fair value of investments	39,848,450	13,705,556	17,904,847
Receivables:
Investment securities sold	128,887	99,729	98,993
Interest	431,228	218,734	77,349

Total Assets	40,408,565	14,024,019	18,081,189

LIABILITIES
Payables:
Investment securities purchased	424,347	266,892	291,608
Collateral for securities on loan (Note 1)	3,915,003	2,527,146	—
Investment advisory fees (Note 2)	8,765	3,133	5,108

Total Liabilities	4,348,115	2,797,171	296,716

NET ASSETS	$36,060,450	$11,226,848	$17,784,473

Net assets consist of:
Paid-in capital	$37,770,605	$12,707,029	$19,916,162
Undistributed (distributions in excess of) net investment income	98,313	60,981	(59,734)
Accumulated net realized loss	(1,652,326)	(856,700)	(415,819)
Net unrealized depreciation	(156,142)	(684,462)	(1,656,136)

NET ASSETS	$36,060,450	$11,226,848	$17,784,473

Shares outstanding[b]	700,000	250,000	400,000

Net asset value per share	$51.51	$44.91	$44.46

[a]	Securities on loan with values of $3,823,035, $2,470,147 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

iShares Floating Rate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,113,649,754
Affiliated (Note 2)	240,386,601

Total cost of investments	$3,354,036,355

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,108,533,074
Affiliated (Note 2)	240,385,677

Total fair value of investments	3,348,918,751
Cash	97,503
Receivables:
Interest	4,315,354

Total Assets	3,353,331,608

LIABILITIES
Payables:
Investment securities purchased	8,001,223
Collateral for securities on loan (Note 1)	207,149,520
Capital shares redeemed	1,614,235
Investment advisory fees (Note 2)	534,533

Total Liabilities	217,299,511

NET ASSETS	$3,136,032,097

Net assets consist of:
Paid-in capital	$3,145,596,071
Undistributed net investment income	3,889,092
Accumulated net realized loss	(8,335,462)
Net unrealized depreciation	(5,117,604)

NET ASSETS	$3,136,032,097

Shares outstanding[b]	62,100,000

Net asset value per share	$50.50

[a]	Securities on loan with a value of $202,205,382. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$17,916	$3,717	$1,081
Interest — unaffiliated	27,878,214	1,060,711	1,010,747
Interest — affiliated (Note 2)	—	9,610	8,669
Securities lending income — affiliated — net (Note 2)	528,986	6,585	8,572

Total investment income	28,425,116	1,080,623	1,029,069

EXPENSES
Investment advisory fees (Note 2)	2,349,775	84,433	55,508

Total expenses	2,349,775	84,433	55,508
Less investment advisory fees waived (Note 2)	(948,563)	—	—

Net expenses	1,401,212	84,433	55,508

Net investment income	27,023,904	996,190	973,561

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,682,177)	(137,708)	(146,657)
Investments — affiliated (Note 2)	—	—	(431)
In-kind redemptions — unaffiliated	(931,935)	14,808	(117,828)
In-kind redemptions — affiliated (Note 2)	—	(1,755)	(48)

Net realized loss	(32,614,112)	(124,655)	(264,964)

Net change in unrealized appreciation/depreciation	17,489,499	1,283,807	2,371,624

Net realized and unrealized gain (loss)	(15,124,613)	1,159,152	2,106,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,899,291	$2,155,342	$3,080,221

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares Baa -Ba Rated Corporate Bond ETF	iShares B - Ca Rated Corporate Bond ETF	iShares Convertible Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$342	$256	$326
Interest — unaffiliated	798,734	409,603	177,555
Interest — affiliated (Note 2)	—	—	1,563
Securities lending income — affiliated — net (Note 2)	8,145	5,784	—

Total investment income	807,221	415,643	179,444

EXPENSES
Investment advisory fees (Note 2)	57,227	18,503	30,732

Total expenses	57,227	18,503	30,732

Net investment income	749,994	397,140	148,712

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(442,168)	(518,487)	(271,197)
In-kind redemptions — unaffiliated	(1,091,813)	—	—

Net realized loss	(1,533,981)	(518,487)	(271,197)

Net change in unrealized appreciation/depreciation	1,858,135	357,136	(541,693)

Net realized and unrealized gain (loss)	324,154	(161,351)	(812,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,074,148	$235,789	$(664,178)

See notes to financial statements.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

iShares Floating Rate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$101,907
Interest — unaffiliated	16,367,524
Interest — affiliated (Note 2)	12,477
Securities lending income — affiliated — net (Note 2)	225,726

Total investment income	16,707,634

EXPENSES
Investment advisory fees (Note 2)	3,464,912

Total expenses	3,464,912

Net investment income	13,242,722

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(47)
In-kind redemptions — unaffiliated	(1,192,352)

Net realized loss	(1,192,399)

Net change in unrealized appreciation/depreciation	3,401,544

Net realized and unrealized gain	2,209,145

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,451,867

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,023,904	$22,283,497	$996,190	$697,829
Net realized gain (loss)	(32,614,112)	(17,911,164)	(124,655)	29,511
Net change in unrealized appreciation/depreciation	17,489,499	(26,853,886)	1,283,807	(66,984)

Net increase (decrease) in net assets resulting from operations	11,899,291	(22,481,553)	2,155,342	660,356

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,643,669)	(19,110,962)	(895,950)	(628,099)

Total distributions to shareholders	(26,643,669)	(19,110,962)	(895,950)	(628,099)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	309,476,296	854,726,955	87,616,764	52,789,165
Cost of shares redeemed	(290,662,757)	(32,858,689)	(20,034,250)	(5,028,857)

Net increase in net assets from capital share transactions	18,813,539	821,868,266	67,582,514	47,760,308

INCREASE IN NET ASSETS	4,069,161	780,275,751	68,841,906	47,792,565

NET ASSETS
Beginning of period	864,642,559	84,366,808	72,940,864	25,148,299

End of period	$868,711,720	$864,642,559	$141,782,770	$72,940,864

Undistributed net investment income included in net assets at end of period	$3,868,875	$3,488,640	$191,893	$91,653

SHARES ISSUED AND REDEEMED
Shares sold	6,900,000	17,600,000	1,750,000	1,050,000
Shares redeemed	(6,500,000)	(700,000)	(400,000)	(100,000)

Net increase in shares outstanding	400,000	16,900,000	1,350,000	950,000

See notes to financial statements.

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Aaa - A Rated Corporate Bond ETF		iShares Baa - Ba Rated Corporate Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$973,561	$9,679,130	$749,994	$3,497,385
Net realized loss	(264,964)	(3,300,429)	(1,533,981)	(2,603,999)
Net change in unrealized appreciation/depreciation	2,371,624	1,822,886	1,858,135	(2,378,435)

Net increase (decrease) in net assets resulting from operations	3,080,221	8,201,587	1,074,148	(1,485,049)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,313,019)	(10,074,360)	(873,400)	(3,349,967)

Total distributions to shareholders	(1,313,019)	(10,074,360)	(873,400)	(3,349,967)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,179,784	12,816,682	2,534,572	115,643,324
Cost of shares redeemed	(7,659,504)	(356,491,552)	(17,283,443)	(86,565,684)

Net increase (decrease) in net assets from capital share transactions	(2,479,720)	(343,674,870)	(14,748,871)	29,077,640

INCREASE (DECREASE) IN NET ASSETS	(712,518)	(345,547,643)	(14,548,123)	24,242,624

NET ASSETS
Beginning of period	76,975,849	422,523,492	50,608,573	26,365,949

End of period	$76,263,331	$76,975,849	$36,060,450	$50,608,573

Undistributed net investment income included in net assets at end of period	$114,217	$453,675	$98,313	$221,719

SHARES ISSUED AND REDEEMED
Shares sold	100,000	250,000	50,000	2,200,000
Shares redeemed	(150,000)	(6,950,000)	(350,000)	(1,700,000)

Net increase (decrease) in shares outstanding	(50,000)	(6,700,000)	(300,000)	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares B - Ca Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Period from June 2, 2015[a] to October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$397,140	$1,077,988	$148,712	$121,620
Net realized loss	(518,487)	(823,010)	(271,197)	(111,394)
Net change in unrealized appreciation/depreciation	357,136	(849,244)	(541,693)	(1,114,443)

Net increase (decrease) in net assets resulting from operations	235,789	(594,266)	(664,178)	(1,104,217)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(411,591)	(1,102,956)	(270,276)	(93,018)

Total distributions to shareholders	(411,591)	(1,102,956)	(270,276)	(93,018)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,279,287	—	19,916,162
Cost of shares redeemed	—	(14,773,125)	—	—

Net increase (decrease) in net assets from capital share transactions	—	(7,493,838)	—	19,916,162

INCREASE (DECREASE) IN NET ASSETS	(175,802)	(9,191,060)	(934,454)	18,718,927

NET ASSETS
Beginning of period	11,402,650	20,593,710	18,718,927	—

End of period	$11,226,848	$11,402,650	$17,784,473	$18,718,927

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$60,981	$75,432	$(59,734)	$61,830

SHARES ISSUED AND REDEEMED
Shares sold	—	150,000	—	400,000
Shares redeemed	—	(300,000)	—	—

Net increase (decrease) in shares outstanding	—	(150,000)	—	400,000

[a]	Commencement of operations.

See notes to financial statements.

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Floating Rate Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,242,722	$17,526,570
Net realized loss	(1,192,399)	(7,593,269)
Net change in unrealized appreciation/depreciation	3,401,544	(16,179,692)

Net increase (decrease) in net assets resulting from operations	15,451,867	(6,246,391)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,135,690)	(17,270,866)

Total distributions to shareholders	(11,135,690)	(17,270,866)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	171,391,604	946,145,844
Cost of shares redeemed	(529,157,127)	(1,552,991,751)

Net decrease in net assets from capital share transactions	(357,765,523)	(606,845,907)

DECREASE IN NET ASSETS	(353,449,346)	(630,363,164)

NET ASSETS
Beginning of period	3,489,481,443	4,119,844,607

End of period	$3,136,032,097	$3,489,481,443

Undistributed net investment income included in net assets at end of period	$3,889,092	$1,782,060

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	18,700,000
Shares redeemed	(10,500,000)	(30,700,000)

Net decrease in shares outstanding	(7,100,000)	(12,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	119

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$46.49	$49.63	$50.12	$49.78

Income from investment operations:
Net investment income[b]	1.27	2.49	2.20	0.07
Net realized and unrealized gain (loss)[c]	(0.80)	(3.37)	(0.72)	0.27

Total from investment operations	0.47	(0.88)	1.48	0.34

Less distributions from:
Net investment income	(1.24)	(2.26)	(1.97)	—

Total distributions	(1.24)	(2.26)	(1.97)	—

Net asset value, end of period	$45.72	$46.49	$49.63	$50.12

Total return	1.09%[d]	(1.84)%	2.99%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$868,712	$864,643	$84,367	$25,061
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.38%	0.50%
Ratio of expenses to average net assets prior to waived fees[e]	0.50%	0.50%	0.50%	n/a
Ratio of net investment income to average net assets[e]	5.75%	5.23%	4.39%	3.16%
Portfolio turnover rate[f]	12%	25%	22%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.30	$50.30	$50.13	$49.92

Income from investment operations:
Net investment income[b]	0.44	0.73	0.63	0.02
Net realized and unrealized gain (loss)[c]	0.32	(0.06)	0.12	0.19

Total from investment operations	0.76	0.67	0.75	0.21

Less distributions from:
Net investment income	(0.42)	(0.67)	(0.58)	—

Total distributions	(0.42)	(0.67)	(0.58)	—

Net asset value, end of period	$50.64	$50.30	$50.30	$50.13

Total return	1.48%[d]	1.37%	1.51%	0.42%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$141,783	$72,941	$25,148	$10,027
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.77%	1.46%	1.25%	0.81%
Portfolio turnover rate[f]	12%	22%	15%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.32	$51.53	$50.22	$52.31	$50.07

Income from investment operations:
Net investment income[b]	0.67	1.31	1.18	1.06	0.67
Net realized and unrealized gain (loss)[c]	1.51	(0.23)	1.30	(2.14)	2.36

Total from investment operations	2.18	1.08	2.48	(1.08)	3.03

Less distributions from:
Net investment income	(0.90)	(1.29)	(1.17)	(1.01)	(0.79)

Total distributions	(0.90)	(1.29)	(1.17)	(1.01)	(0.79)

Net asset value, end of period	$52.60	$51.32	$51.53	$50.22	$52.31

Total return	4.29%[d]	2.11%	4.99%	(2.07)%	6.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$76,263	$76,976	$422,523	$391,723	$303,399
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.63%	2.53%	2.33%	2.09%	1.83%
Portfolio turnover rate[f]	18%	19%	18%	15%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Baa - Ba Rated Corporate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.61	$52.73	$51.15	$52.93	$50.00

Income from investment operations:
Net investment income[b]	0.97	1.91	1.93	1.87	0.99
Net realized and unrealized gain (loss)[c]	1.01	(2.09)	1.57	(1.87)	2.78

Total from investment operations	1.98	(0.18)	3.50	0.00	3.77

Less distributions from:
Net investment income	(1.08)	(1.94)	(1.92)	(1.78)	(0.84)

Total distributions	(1.08)	(1.94)	(1.92)	(1.78)	(0.84)

Net asset value, end of period	$51.51	$50.61	$52.73	$51.15	$52.93

Total return	4.03%[d]	(0.37)%	6.97%	(0.01)%[e]	7.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$36,060	$50,609	$26,366	$20,459	$15,879
Ratio of expenses to average net assets[f]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[f]	3.93%	3.66%	3.70%	3.63%	3.74%
Portfolio turnover rate[g]	11%	12%	15%	19%	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been -0.03%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares B - Ca Rated Corporate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$45.61	$51.48	$52.42	$51.61	$50.00

Income from investment operations:
Net investment income[b]	1.59	3.20	3.17	3.61	1.89
Net realized and unrealized gain (loss)[c]	(0.64)	(5.74)	(0.85)	0.79	1.28

Total from investment operations	0.95	(2.54)	2.32	4.40	3.17

Less distributions from:
Net investment income	(1.65)	(3.33)	(3.26)	(3.59)	(1.56)

Total distributions	(1.65)	(3.33)	(3.26)	(3.59)	(1.56)

Net asset value, end of period	$44.91	$45.61	$51.48	$52.42	$51.61

Total return	2.30%[d]	(5.16)%	4.51%	8.84%[e]	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,227	$11,403	$20,594	$10,483	$10,321
Ratio of expenses to average net assets[f]	0.35%	0.44%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[f]	7.51%	6.53%	6.05%	6.94%	7.18%
Portfolio turnover rate[g]	14%	24%	26%	38%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been 8.71%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

124	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Convertible Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Jun. 2, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$46.80	$49.50

Income from investment operations:
Net investment income[b]	0.37	0.30
Net realized and unrealized gain (loss)[c]	(2.03)	(2.77)

Total from investment operations	(1.66)	(2.47)

Less distributions from:
Net investment income	(0.68)	(0.23)

Total distributions	(0.68)	(0.23)

Net asset value, end of period	$44.46	$46.80

Total return	(3.57)%[d]	(4.98)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,784	$18,719
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.69%	1.55%
Portfolio turnover rate[f]	7%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Jun. 14, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.43	$50.74	$50.65	$50.36	$49.28	$50.01

Income from investment operations:
Net investment income[b]	0.19	0.25	0.22	0.25	0.55	0.13
Net realized and unrealized gain (loss)[c]	0.04	(0.31)	0.09	0.34	1.03	(0.79)

Total from investment operations	0.23	(0.06)	0.31	0.59	1.58	(0.66)

Less distributions from:
Net investment income	(0.16)	(0.25)	(0.22)	(0.30)	(0.50)	(0.07)

Total distributions	(0.16)	(0.25)	(0.22)	(0.30)	(0.50)	(0.07)

Net asset value, end of period	$50.50	$50.43	$50.74	$50.65	$50.36	$49.28

Total return	0.48%[d]	(0.14)%	0.61%	1.18%	3.23%	(1.31)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,136,032	$3,489,481	$4,119,845	$3,778,710	$362,617	$59,136
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.76%	0.50%	0.44%	0.49%	1.09%	0.70%
Portfolio turnover rate[f]	13%	23%	13%	4%	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
Baa - Ba Rated Corporate Bond	Diversified
B - Ca Rated Corporate Bond	Diversified
Convertible Bond	Non-diversified
Floating Rate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

128	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total
0-5 Year High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$845,495,494	$—		$845,495,494
Money Market Funds	196,810,506	—	—		196,810,506

Total	$196,810,506	$845,495,494	$—		$1,042,306,000

0-5 Year Investment Grade Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$139,908,503	$—		$139,908,503
U.S. Government Obligations	—	699,020	—		699,020
Money Market Funds	9,633,563	—	—		9,633,563

Total	$9,633,563	$140,607,523	$—		$150,241,086

Aaa - A Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$74,308,118	$—		$74,308,118
Money Market Funds	7,487,658	—	—		7,487,658

Total	$7,487,658	$74,308,118	$—		$81,795,776

Baa - Ba Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$35,584,522	$—		$35,584,522
Money Market Funds	4,263,928	—	—		4,263,928

Total	$4,263,928	$35,584,522	$—		$39,848,450

B - Ca Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$10,970,225	$0	[a]	$10,970,225
Money Market Funds	2,735,331	—	—		2,735,331

Total	$2,735,331	$10,970,225	$0	[a]	$13,705,556

Convertible Bond
Investments:
Assets:
Convertible Bonds	$—	$17,204,937	$375		$17,205,312
Money Market Funds	699,535	—	—		699,535

Total	$699,535	$17,204,937	$375		$17,904,847

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Floating Rate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$2,695,848,152	$—	$2,695,848,152
Foreign Government Obligations	—	415,202,841	—	415,202,841
Money Market Funds	$237,867,758	—	—	237,867,758

Total	$237,867,758	$3,111,050,993	$—	$3,348,918,751

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

130	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
0-5 Year High Yield Corporate Bond
Barclays Capital Inc.	$15,482,224	$15,482,224	$—
BNP Paribas Prime Brokerage Inc.	4,485,001	4,485,001	—
Citigroup Global Markets Inc.	22,095,879	22,095,879	—
Credit Suisse Securities (USA) LLC	18,465,660	18,465,660	—
Deutsche Bank Securities Inc.	14,511,820	14,511,820	—
Goldman Sachs & Co.	16,739,280	16,739,280	—
HSBC Securities (USA) Inc.	1,995,538	1,995,538	—
Jefferies LLC	6,570,544	6,570,544	—
JPMorgan Clearing Corp.	46,645,287	46,645,287	—
JPMorgan Securities LLC	10,638,513	10,638,513	—
Merrill Lynch, Pierce, Fenner & Smith	16,048,250	16,048,250	—
SG Americas Securities LLC	4,678,004	4,678,004	—
State Street Bank & Trust Company	79,845	79,425	(420)
Wells Fargo Securities LLC	3,676,378	3,676,378	—

	$182,112,223	$182,111,803	$(420)

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
0-5 Year Investment Grade Corporate Bond
BNP Paribas Prime Brokerage Inc.	$210,620	$210,620	$—
Citigroup Global Markets Inc.	539,187	539,187	—
Credit Suisse Securities (USA) LLC	784,792	784,792	—
Deutsche Bank Securities Inc.	626,272	626,272	—
HSBC Securities (USA) Inc.	355,914	355,914	—
Jefferies LLC	682,485	682,485	—
JPMorgan Clearing Corp.	867,844	867,844	—
JPMorgan Securities LLC	18,053	18,053	—
Merrill Lynch, Pierce, Fenner & Smith	1,804,112	1,804,112	—
Morgan Stanley & Co. LLC	1,460,788	1,460,788	—
SG Americas Securities LLC	820,707	820,707	—

	$8,170,774	$8,170,774	$—

Aaa - A Rated Corporate Bond
Barclays Capital Inc.	$427,053	$427,053	$—
Citigroup Global Markets Inc.	641,736	641,736	—
Credit Suisse Securities (USA) LLC	199,017	199,017	—
Deutsche Bank Securities Inc.	664,862	664,862	—
HSBC Securities (USA) Inc.	36,519	36,519	—
Jefferies LLC	686,306	686,306	—
JPMorgan Clearing Corp.	553,187	553,187	—
JPMorgan Securities LLC	344,619	344,619	—
Merrill Lynch, Pierce, Fenner & Smith	702,237	702,237	—
Morgan Stanley & Co. LLC	199,784	199,784	—
RBC Capital Markets LLC	372,007	372,007	—
Scotia Capital (USA) Inc.	44,800	44,800	—
SG Americas Securities LLC	158,568	158,568	—
UBS Securities LLC	333,698	333,698	—
Wells Fargo Securities LLC	859,839	859,839	—

	$6,224,232	$6,224,232	$—

Baa - Ba Rated Corporate Bond
Barclays Capital Inc.	$519,517	$519,517	$—
BNP Paribas Prime Brokerage Inc.	78,560	78,560	—
Citigroup Global Markets Inc.	432,737	432,737	—
Credit Suisse Securities (USA) LLC	141,707	141,707	—
Deutsche Bank Securities Inc.	459,907	459,907	—
HSBC Securities (USA) Inc.	100,552	100,552	—
JPMorgan Clearing Corp.	1,015,509	1,015,509	—
Merrill Lynch, Pierce, Fenner & Smith	337,630	337,630	—
Morgan Stanley & Co. LLC	545,306	545,306	—
SG Americas Securities LLC	55,535	55,535	—
Wells Fargo Securities LLC	136,075	136,075	—

	$3,823,035	$3,823,035	$—

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
B - Ca Rated Corporate Bond
Barclays Capital Inc.	$186,095	$186,095	$—
BNP Paribas Prime Brokerage Inc.	48,183	48,183	—
Citigroup Global Markets Inc.	288,527	288,527	—
Credit Suisse Securities (USA) LLC	166,026	166,026	—
Deutsche Bank Securities Inc.	106,828	106,828	—
Goldman Sachs & Co.	126,902	126,902	—
JPMorgan Clearing Corp.	1,204,202	1,204,202	—
Merrill Lynch, Pierce, Fenner & Smith	189,976	189,976	—
Morgan Stanley & Co. LLC	100,370	100,370	—
SG Americas Securities LLC	53,038	53,038	—

	$2,470,147	$2,470,147	$—

Floating Rate Bond
Barclays Capital Inc.	$14,791,750	$14,791,750	$—
BNP Paribas Prime Brokerage Inc.	1,346,846	1,346,846	—
Citigroup Global Markets Inc.	16,919,115	16,919,115	—
Credit Suisse Securities (USA) LLC	1,427,685	1,427,685	—
Deutsche Bank Securities Inc.	61,530,683	61,530,683	—
Goldman Sachs & Co.	29,464,635	29,464,635	—
Jefferies LLC	993	993	—
JPMorgan Clearing Corp.	21,160,018	21,160,018	—
JPMorgan Securities LLC	10,990,602	10,990,602	—
Merrill Lynch, Pierce, Fenner & Smith	16,184,698	16,184,698	—
Morgan Stanley & Co. LLC	4,329,324	4,329,324	—
RBC Capital Markets LLC	14,923,592	14,923,592	—
Scotia Capital (USA) Inc.	3,727,130	3,727,130	—
Wells Fargo Securities LLC	5,408,311	5,408,311	—

	$202,205,382	$202,205,382	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares 0-5 Year High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2019 in order to limit total annual operating expenses after fee waiver to 0.30% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year Investment Grade Corporate Bond	0.15%
Aaa - A Rated Corporate Bond	0.15
Baa - Ba Rated Corporate Bond	0.30
B - Ca Rated Corporate Bond	0.35
Convertible Bond	0.35
Floating Rate Bond	0.20

Effective June 16, 2016, for its investment advisory services to each of the iShares 0-5 Year Investment Grade Corporate Bond ETF and iShares Convertible Bond ETF, BFA will be entitled to an annual investment advisory fee of 0.08% and 0.20%, respectively, based on the average daily net assets of each Fund.

The SEC Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
0-5 Year High Yield Corporate Bond	$159,043
0-5 Year Investment Grade Corporate Bond	2,678
Aaa - A Rated Corporate Bond	3,413
Baa - Ba Rated Corporate Bond	2,606
B - Ca Rated Corporate Bond	1,799
Floating Rate Bond	88,712

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$200,635	$4,538
Aaa - A Rated Corporate Bond	284,796	—
Baa - Ba Rated Corporate Bond	100,856	105,173
B - Ca Rated Corporate Bond	105,173	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
0-5 Year Investment Grade Corporate Bond
PNC Bank N.A.
1.50%, 02/23/18	$—	$250	$—	$250	$250,877	$827	$—
1.80%, 11/05/18	—	250	—	250	251,669	1,851	—
1.95%, 03/04/19	—	250	—	250	252,578	283	—
2.30%, 06/01/20	100	—	—	100	101,359	1,251	—
2.45%, 11/05/20	—	250	—	250	254,903	2,178	—
PNC Funding Corp.
2.70%, 09/19/16	300	—	—	300	301,753	1,583	—
5.13%, 02/08/20	250	—	(200)	50	55,521	1,612	(1,755)
5.25%, 11/15/15	50	—	(50)	—	—	25	—

					$1,468,660	$9,610	$(1,755)

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Aaa - A Rated Corporate Bond
PNC Bank N.A.
1.13%, 01/27/17	$250	$—	$(250)	$—	$—	$618	$(466)
1.60%, 06/01/18	250	—	(8)	242	243,091	2,031	(40)
4.20%, 11/01/25	250	—	(8)	242	267,389	4,660	133
PNC Funding Corp.
5.13%, 02/08/20	121	—	(4)	117	130,301	1,360	(106)

					$640,781	$8,669	$(479)

Convertible Bond
PennyMac Corp.
5.38% 05/01/20	$50	$—	$—	$50	$46,125	$1,563	$—

Floating Rate Bond
PNC Bank N.A.
0.92%, 08/01/17	$700	$—	$—	$700	$697,940	$2,863	$—
1.06%, 06/01/18	1,825	—	—	1,825	1,819,979	9,614	—

					$2,517,919	$12,477	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year High Yield Corporate Bond	$—	$—	$272,160,740	$106,966,479
0-5 Year Investment Grade Corporate Bond	1,001,759	299,589	39,085,981	12,173,990
Aaa - A Rated Corporate Bond	2,647,503	2,658,324	15,478,060	10,699,550
Baa - Ba Rated Corporate Bond	—	—	6,208,449	4,326,603
B - Ca Rated Corporate Bond	—	—	1,609,851	1,430,399
Convertible Bond	—	—	1,190,860	1,670,409
Floating Rate Bond	—	—	547,611,976	423,695,000

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$130,798,308	$281,323,878
0-5 Year Investment Grade Corporate Bond	60,251,283	19,088,564
Aaa - A Rated Corporate Bond	—	6,985,949
Baa - Ba Rated Corporate Bond	—	16,320,641
Floating Rate Bond	68,341,243	502,809,784

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Floating Rate Bond ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares 0-5 Year High Yield Corporate Bond ETF, iShares Baa - Ba Rated Corporate Bond ETF, iShares B - Ca Rated Corporate Bond ETF and iShares Convertible Bond ETF each invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- “ by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
0-5 Year High Yield Corporate Bond	$17,987,840
Aaa - A Rated Corporate Bond	2,728,636
Baa - Ba Rated Corporate Bond	118,345
B - Ca Rated Corporate Bond	337,456
Convertible Bond	119,514
Floating Rate Bond	7,143,063

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$1,052,819,185	$10,070,237	$(20,583,422)	$(10,513,185)
0-5 Year Investment Grade Corporate Bond	149,005,664	1,300,136	(64,714)	1,235,422
Aaa - A Rated Corporate Bond	80,743,549	1,459,266	(407,039)	1,052,227
Baa - Ba Rated Corporate Bond	40,004,592	610,999	(767,141)	(156,142)
B - Ca Rated Corporate Bond	14,390,775	293,351	(978,570)	(685,219)
Convertible Bond	19,658,213	583,605	(2,336,971)	(1,753,366)
Floating Rate Bond	3,354,036,355	2,733,789	(7,851,393)	(5,117,604)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

On June 23, 2016, the Board unanimously voted to close and liquidate the iShares Baa - Ba Rated Corporate Bond ETF and iShares B - Ca Rated Corporate Bond ETF. After the close of business on August 23, 2016, subject to applicable law, the Funds will no longer accept creation orders. Trading in the Funds will be halted prior to market open on August 24, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about September 2, 2016.

140	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year High Yield Corporate Bond	$1.220235	$—	$0.022307	$1.242542	98%	—%	2%	100%
0-5 Year Investment Grade Corporate Bond	0.412768	—	0.006344	0.419112	98	—	2	100
Aaa - A Rated Corporate Bond	0.867210	—	0.031814	0.899024	96	—	4	100
Baa - Ba Rated Corporate Bond	1.067701	—	0.015675	1.083376	99	—	1	100
B - Ca Rated Corporate Bond	1.625765	—	0.020598	1.646363	99	—	1	100
Convertible Bond	0.651957	—	0.023732	0.675689	96	—	4	100
Floating Rate Bond	0.159974	—	—	0.159974	100	—	—	100

SUPPLEMENTAL INFORMATION	141

Notes:

142	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor are they sponsored, endorsed, issued, sold or promoted by Markit Indices Limited. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1004-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares CMBS ETF | CMBS | NYSE Arca
➢	iShares Core U.S. Treasury Bond ETF | GOVT | NYSE Arca
➢	iShares GNMA Bond ETF | GNMA | NASDAQ
➢	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

Fund Performance Overview

iSHARES® CMBS ETF

Performance as of April 30, 2016

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.57%, net of fees, while the total return for the Index was 2.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.79%	2.52%	3.27%	2.79%	2.52%	3.27%
Since Inception	3.35%	3.34%	3.83%	14.90%	14.85%	17.15%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.70	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	83.41%
Aa	3.92
A	1.54
Baa	0.16
Not Rated	10.97

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/16

Maturity	Percentage of Total Investments [2]

1-5 Years	11.09%
5-10 Years	26.26
10-15 Years	0.34
More than 20 Years	62.31

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. TREASURY BOND ETF

Performance as of April 30, 2016

The iShares Core U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the Barclays U.S. Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.48%, net of fees, while the total return for the Index was 2.50%.

Special note — Beginning on or around July 1, 2016, the Fund will seek to track the investment results of a new underlying index, the ICE U.S. Treasury Core Bond Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than one year and less than or equal to thirty years.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.77%	2.65%	2.83%	2.77%	2.65%	2.83%
Since Inception	1.86%	1.85%	1.95%	8.09%	8.04%	8.47%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.80	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/16

Maturity	Percentage of Total Investments*

0-1 Year	1.76%
1-5 Years	55.90
5-10 Years	27.12
10-15 Years	1.50
15-20 Years	0.02
More than 20 Years	13.70

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.25%, 11/30/18	10.62%
U.S. Treasury Note/Bond, 2.38%, 08/15/24	4.09
U.S. Treasury Note/Bond, 0.88%, 10/15/17	3.03
U.S. Treasury Note/Bond, 0.88%, 01/31/18	2.91
U.S. Treasury Note/Bond, 3.50%, 05/15/20	2.61

TOTAL	23.26%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GNMA BOND ETF

Performance as of April 30, 2016

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.63%, net of fees, while the total return for the Index was 1.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.67%	1.69%	2.31%	1.67%	1.69%	2.31%
Since Inception	1.63%	1.62%	2.08%	7.04%	6.99%	9.05%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.30	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/16

Maturity	Percentage of Total Investments*

5-10 Years	0.06%
10-15 Years	1.57
More than 20 Years	98.37

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/16

Security	Percentage of Total Investments*

Government National Mortgage Association, 3.50%, 05/23/46	21.23%
Government National Mortgage Association, 4.00%, 05/23/46	12.28
Government National Mortgage Association, 3.00%, 05/23/46	11.93
Government National Mortgage Association, 4.50%, 05/23/46	9.05
Government National Mortgage Association, 3.50%, 07/20/45	8.39

TOTAL	62.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® TREASURY FLOATING RATE BOND ETF

Performance as of April 30, 2016

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Barclays U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.23%, net of fees, while the total return for the Index was 0.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.24%	0.30%	0.25%	0.24%	0.30%	0.25%
Since Inception	0.16%	0.21%	0.17%	0.36%	0.48%	0.37%

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.30	$0.25	$1,000.00	$1,024.60	$0.25	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY

As of 4/30/16

Maturity	Percentage of Total Investments*

0-1 Year	55.08%
1-5 Years	44.92

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/16

Security	Percentage of Total Investments*

U.S. Treasury Floating Rate Note, 0.32%, 04/30/17	39.93%
U.S. Treasury Floating Rate Note, 0.52%, 01/31/18	17.51
U.S. Treasury Floating Rate Note, 0.33%, 07/31/17	13.22
U.S. Treasury Floating Rate Note, 0.33%, 01/31/17	9.99
U.S. Treasury Floating Rate Note, 0.44%, 04/30/18	7.49

TOTAL	88.14%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 61.97%

MORTGAGE-BACKED SECURITIES — 61.97%
Banc of America Commercial Mortgage Trust Series 2007-5, Class A4
5.49%, 02/10/51	$253	$258,335
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16, Class AM
VRN
5.91%, 06/11/40	250	256,652
Series 2007-PW17, Class A4
VRN
5.69%, 06/11/50	1,181	1,216,197
Series 2007-PW18, Class A4
5.70%, 06/11/50	880	906,860
Series 2007-PW18, Class AM
VRN
6.08%, 06/11/50	400	420,567
Series 2007-PW18, Class AMA
VRN
6.09%, 06/11/50 (Call 12/07/17)	1,500	1,570,586
Series 2007-T28, Class A4
VRN
5.74%, 09/11/42	253	262,696
Series 2007-T28, Class AJ
VRN
6.10%, 09/11/42 (Call 10/07/17)	140	145,077
CD Mortgage Trust Series 2007-CD5, Class A4
VRN
5.89%, 11/15/44	537	556,615
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A2
3.06%, 12/15/47	130	130,560
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
VRN
6.34%, 12/10/49	297	307,893
Series 2012-GC8, Class A2
1.81%, 09/10/45	400	399,500

Security	Principal (000s)	Value
Series 2012-GC8, Class A4
3.02%, 09/10/45	$300	$311,486
Series 2013-GC11, Class A3
2.82%, 04/10/46	859	879,649
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	104,499
Series 2013-GC15, Class A4
VRN
4.37%, 09/10/46	750	842,631
Series 2013-GC17, Class A4
4.13%, 11/10/46	400	443,457
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	547,755
Series 2014-GC21, Class A2
2.90%, 05/10/47	700	720,938
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	541,974
Series 2014-GC23
2.85%, 07/10/47	250	257,370
Series 2014-GC23, Class A4
3.62%, 07/10/47	750	797,422
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	265,526
Series 2014-GC23, Class C
VRN
4.60%, 07/10/47	250	249,644
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	805,185
Series 2014-GC25, Class B
4.35%, 10/10/47	100	104,902
Series 2015-GC27
3.14%, 02/10/48	750	767,114
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	259,132
Series 2015-GC29, Class A2
2.67%, 04/10/48	500	513,170
Series 2015-GC29, Class C
VRN
4.29%, 04/10/48	250	234,545
Series 2015-GC31, Class A4
3.76%, 06/10/48	750	804,249
Series 2015-GC33, Class A4
3.78%, 09/10/58	500	536,518

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2015-GC35, Class AAB
3.61%, 11/10/48	$500	$532,038
Series 2015-P1
3.72%, 09/15/48	750	800,644
Series 2016-GC36, Class A5
3.62%, 02/10/49	650	688,795
COMM Mortgage Trust
Series 2007-C9, Class A4
VRN
6.01%, 12/10/49	1,047	1,078,589
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	264,803
Series 2012-CR1, Class AM
3.91%, 05/15/45	750	808,218
Series 2012-CR2, Class ASB
2.75%, 08/15/45	487	496,464
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	388,878
Series 2012-CR4, Class A3
2.85%, 10/15/45	1,411	1,451,809
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	134,956
Series 2012-LC4, Class C
VRN
5.82%, 12/10/44	200	219,939
Series 2013-CR06, Class A2
2.12%, 03/10/46	500	503,382
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	509,587
Series 2013-CR07, Class A4
3.21%, 03/10/46	500	524,897
Series 2013-CR08, Class A5
VRN
3.61%, 06/10/46	500	536,747
Series 2013-CR09, Class A4
VRN
4.38%, 07/10/45	600	670,348
Series 2013-CR10, Class A1
1.28%, 08/10/46	134	132,615
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	154,187
Series 2013-CR11, Class AM
VRN
4.72%, 10/10/46	250	279,871

Security	Principal (000s)	Value
Series 2013-CR11, Class B
VRN
5.33%, 10/10/46	$200	$223,026
Series 2013-CR12, Class A2
2.90%, 10/10/46	750	771,316
Series 2013-CR12, Class A3
3.77%, 10/10/46	800	869,357
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	883,840
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	515,881
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	103,467
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	304,323
Series 2013-LC6, Class B
3.74%, 01/10/46	130	133,811
Series 2014-CR15, Class A2
2.93%, 02/10/47	250	257,540
Series 2014-CR15, Class A4
VRN
4.07%, 02/10/47	400	438,749
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	550,245
Series 2014-CR16, Class ASB
3.65%, 04/10/47	215	229,007
Series 2014-CR17, Class A5
3.98%, 05/10/47	450	489,688
Series 2014-CR17, Class B
4.38%, 05/10/47	292	311,163
Series 2014-CR18, Class A4
3.55%, 07/15/47	717	759,147
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	324,502
Series 2014-CR19, Class A2
2.97%, 08/10/47	1,000	1,034,536
Series 2014-CR19, Class B
VRN
4.70%, 08/10/47	650	698,475
Series 2014-CR20, Class A1
1.32%, 11/10/47	765	757,558
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	266,395

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2014-CR21, Class C
VRN
4.57%, 12/10/47	$350	$353,088
Series 2014-LC15, Class A4
4.01%, 04/10/47	500	546,613
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	733,633
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	359,791
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	271,567
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	807,844
Series 2014-UBS3, Class C
VRN
4.94%, 06/10/47	150	151,113
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	309,984
Series 2014-UBS4, Class A5
3.69%, 08/10/47	500	534,210
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	261,482
Series 2014-UBS5, Class A1
1.37%, 09/10/47	178	177,111
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	665	717,755
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	533,352
Series 2015-CR22, Class A5
3.31%, 03/10/48	500	516,981
Series 2015-CR22, Class AM
VRN
3.60%, 03/10/48	200	207,555
Series 2015-CR22, Class C
VRN
4.26%, 03/10/48	300	281,854
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	526,109
Series 2015-CR24, Class B
VRN
4.52%, 08/10/55	250	261,085
Series 2015-CR24, Class D
VRN
3.46%, 08/10/55	200	145,134

Security	Principal (000s)	Value
Series 2015-CR25, Class A4
3.76%, 08/10/48	$750	$801,705
Series 2015-CR25, Class B
VRN
4.70%, 08/10/48	300	318,150
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	952,051
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	777,392
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	414,941
Series 2015-DC1, Class B
VRN
4.04%, 02/10/48	500	511,064
Series 2015-DC1, Class C
VRN
4.50%, 02/10/48	250	238,271
Series 2015-LC19, Class AM
3.53%, 02/10/48	500	520,348
Series 2015-LC21, Class A2
2.98%, 07/10/48	580	602,027
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	531,976
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	915,952
Series 2016-CR28, Class A4
3.76%, 02/10/49	1,000	1,069,330
Series 2016-DC2, Class A5
3.77%, 02/10/49	1,000	1,069,592
Series 2016-DC2, Class C
VRN
4.80%, 02/10/49	250	241,613
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B
VRN
6.30%, 12/10/49	336	348,812
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	154,295
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	408,639

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2014-CR14, Class A4
VRN
4.24%, 02/10/47	$425	$469,945
Series 2014-CR14, Class C
VRN
4.75%, 02/10/47	200	202,133
Commercial Mortgage Trust Series 2007-GG11, Class A4
5.74%, 12/10/49	478	492,689
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A4
VRN
6.14%, 09/15/39	582	596,731
Series 2007-C5, Class A4
VRN
5.70%, 09/15/40	398	408,915
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50	500	525,918
Series 2015-C2, Class A4
3.50%, 06/15/57	500	524,944
Series 2015-C2, Class AS
3.85%, 06/15/57	200	211,361
Series 2015-C3, Class A4
3.72%, 08/15/48	650	693,395
Series 2015-C4, Class D
VRN
3.74%, 11/15/48	250	193,382
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3
3.48%, 01/10/45	1,000	1,061,713
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	700	738,481
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	154,625
Series 2013-GC10, Class A5
2.94%, 02/10/46	400	413,004
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	478,675
GS Mortgage Securities Trust
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	104,550

Security	Principal (000s)	Value
Series 2012-GC6, Class AAB
3.31%, 01/10/45	$150	$155,442
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	108,141
Series 2013-GC12, Class A2
2.01%, 06/10/46	1,500	1,509,879
Series 2013-GC12, Class AS
3.38%, 06/10/46	300	310,846
Series 2013-GC12, Class B
VRN
3.78%, 06/10/46	115	117,694
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	612,667
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	558,512
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	164,865
Series 2013-GC16, Class C
VRN
5.49%, 11/10/46	100	106,758
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	329,608
Series 2014-GC20, Class A3
3.68%, 04/10/47	1,210	1,278,961
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	436,487
Series 2014-GC20, Class B
VRN
4.53%, 04/10/47	250	264,588
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	269,923
Series 2014-GC24, Class A5
3.93%, 09/10/47	1,023	1,111,851
Series 2014-GC24, Class AAB
3.65%, 09/10/47	600	635,040
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	516,486
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	798,005
Series 2015-GC30, Class AS
3.78%, 05/10/50	500	525,834
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	781,942

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2015-GC32, Class A3
3.50%, 07/10/48	$600	$631,779
Series 2015-GG28, Class A5
3.40%, 02/10/48	1,000	1,043,092
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	161	159,766
Series 2013-C12, Class A2
2.42%, 07/15/45	400	405,776
Series 2013-C12, Class AS
VRN
4.16%, 07/15/45	500	540,176
Series 2013-C12, Class D
VRN
4.22%, 07/15/45	50	44,615
Series 2013-C14
VRN
4.71%, 08/15/46	500	548,044
Series 2013-C14, Class A2
3.02%, 08/15/46	250	257,590
Series 2013-C14, Class AS
VRN
4.41%, 08/15/46	150	165,989
Series 2013-C15, Class A2
2.98%, 11/15/45	309	317,213
Series 2013-C15, Class A5
4.13%, 11/15/45	500	556,587
Series 2013-C15, Class B
4.93%, 11/15/45	200	222,117
Series 2013-C17, Class A4
4.20%, 01/15/47	490	545,973
Series 2013-C17, Class C
VRN
5.05%, 01/15/47	100	104,279
Series 2014-C18, Class A1
1.25%, 02/15/47	160	158,894
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	441,963
Series 2014-C18, Class AS
VRN
4.44%, 02/15/47 (Call 02/11/24)	200	220,200
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	530,283

Security	Principal (000s)	Value
Series 2014-C18, Class B
VRN
4.97%, 02/15/47 (Call 02/11/24)	$225	$244,274
Series 2014-C19, Class A2
3.05%, 04/15/47	300	310,467
Series 2014-C19, Class ASB
3.58%, 04/15/47	330	350,181
Series 2014-C19, Class C
VRN
4.83%, 04/15/47	200	204,186
Series 2014-C21, Class A5
3.77%, 08/15/47	500	541,745
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	421,357
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	813,136
Series 2014-C22, Class C
VRN
4.71%, 09/15/47 (Call 08/15/24)	200	200,971
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	900	984,886
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	371,852
Series 2015-C27, Class A1
1.41%, 02/15/48 (Call 12/15/19)	411	408,084
Series 2015-C27, Class A2
2.73%, 02/15/48 (Call 01/15/20)	500	513,808
Series 2015-C28, Class A3
2.91%, 10/15/48	750	756,197
Series 2015-C28, Class A4
3.23%, 10/15/48	750	775,545
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	515,894
Series 2015-C29, Class B
VRN
4.12%, 05/15/48 (Call 05/15/25)	250	256,651
Series 2015-C31, Class A3
3.80%, 08/15/48	840	906,674
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	784,532
Series 2015-C32, Class B
VRN
4.39%, 11/15/48	500	523,389

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2015-C33, Class A4
3.77%, 12/15/48	$500	$538,138
Series 2016-C1, Class ASB
3.32%, 03/15/49	1,000	1,044,696
Series 2016-C1, Class B
VRN
4.90%, 03/15/49	200	214,369
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	202,092
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	514,600
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-C1, Class A4
5.72%, 02/15/51	298	307,088
Series 2007-CB20, Class A4
VRN
5.79%, 02/12/51	884	913,042
Series 2007-LD12, Class AM
VRN
6.21%, 02/15/51	1,000	1,031,893
Series 2011-C5, Class A3
4.17%, 08/15/46	500	545,177
Series 2012-C6, Class A3
3.51%, 05/15/45	300	318,567
Series 2012-C8, Class A3
2.83%, 10/15/45	250	256,963
Series 2012-C8, Class ASB
2.38%, 10/15/45	275	276,924
Series 2013-C10, Class A5
3.14%, 12/15/47	600	625,443
Series 2013-C10, Class AS
3.37%, 12/15/47	100	104,143
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	102,243
Series 2013-C10, Class B
VRN
3.67%, 12/15/47	100	102,345
Series 2013-C10, Class C
VRN
4.29%, 12/15/47	200	199,115

Security	Principal (000s)	Value
Series 2013-C13, Class A4
VRN
3.99%, 01/15/46	$250	$274,634
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	515,695
Series 2013-LC11, Class AS
3.22%, 04/15/46	300	307,738
Series 2013-LC11, Class C
VRN
3.96%, 04/15/46	100	97,901
Series 2014-C20, Class A5
3.80%, 07/15/47	500	537,780
Series 2014-C20, Class B
VRN
4.40%, 07/15/47 (Call 06/11/24)	100	105,951
Series 2014-C20, Class C
VRN
4.72%, 07/15/47 (Call 06/11/24)	200	201,262
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	629,032
Series 2015-JP1, Class A5
3.91%, 01/15/49	800	866,508
LB Commercial Mortgage Trust Series 2007-C3, Class A4
VRN
6.10%, 07/15/44	325	337,496
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class AM
VRN
6.11%, 07/15/40	320	330,699
Series 2007-C7, Class A3
VRN
5.87%, 09/15/45	257	270,047
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 02/12/51	87	90,753
Series 2008-C1, Class AM
VRN
6.48%, 02/12/51	290	307,062
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/49	804	824,279

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2007-9, Class AM
VRN
5.86%, 09/12/49	$250	$259,361
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3
2.51%, 11/15/45	623	630,592
Series 2012-C6, Class A4
2.86%, 11/15/45	300	309,005
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	151,971
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	123,963
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	206,475
Series 2013-C09, Class A4
3.10%, 05/15/46	500	522,126
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	305,975
Series 2013-C10, Class A4
VRN
4.22%, 07/15/46	250	277,129
Series 2013-C10, Class ASB
VRN
3.91%, 07/15/46	250	268,344
Series 2013-C11, Class A3
3.96%, 08/15/46	500	549,269
Series 2013-C13, Class A4
4.04%, 11/15/46	600	660,878
Series 2013-C13, Class ASB
3.56%, 11/15/46	800	847,741
Series 2013-C8, Class B
VRN
3.70%, 12/15/48	200	202,881
Series 2014-C14, Class A3
3.67%, 02/15/47	250	265,040
Series 2014-C14, Class AS
VRN
4.38%, 02/15/47	200	219,363
Series 2014-C14, Class B
VRN
4.80%, 02/15/47	200	215,999
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	266,107

Security	Principal (000s)	Value
Series 2014-C16, Class A5
3.89%, 06/15/47	$500	$541,524
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	750	803,394
Series 2014-C19, Class A2
3.10%, 12/15/47	715	742,905
Series 2014-C19, Class A4
3.53%, 12/15/47	500	529,423
Series 2015-C20, Class AS
3.61%, 02/15/48	500	519,221
Series 2015-C21, Class A1
1.55%, 03/15/48	205	204,511
Series 2015-C21, Class A4
3.34%, 03/15/48	800	829,855
Series 2015-C22, Class C
VRN
4.38%, 04/15/48	250	235,578
Series 2015-C23, Class A3
3.45%, 07/15/50	750	787,297
Series 2015-C24, Class A3
3.48%, 05/15/48	375	392,359
Series 2015-C24, Class A4
3.73%, 05/15/48	950	1,011,349
Series 2015-C25, Class A5
3.64%, 10/15/48	750	795,065
Series 2015-C25, Class ASB
3.38%, 10/15/48	500	526,664
Series 2015-C27, Class A1
1.98%, 12/15/47	1,221	1,227,973
Morgan Stanley Capital I Trust
Series 2007-HQ13, Class A3
5.57%, 12/15/44	1,131	1,162,186
Series 2007-IQ14, Class A2
5.61%, 04/15/49	63	62,886
Series 2007-IQ15, Class A4
VRN
6.11%, 06/11/49	619	639,113
Series 2007-IQ16 Class A4
5.81%, 12/12/49	551	569,464
Series 2007-T27, Class A4
VRN
5.82%, 06/11/42	536	552,134

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2007-T27, Class AM
VRN
5.82%, 06/11/42	$1,425	$1,471,964
Series 2008-T29, Class A4
VRN
6.46%, 01/11/43	738	777,745
Series 2011-C3, Class A3
4.05%, 07/15/49	250	263,013
Series 2011-C3, Class A4
4.12%, 07/15/49	170	185,254
Series 2012-C4, Class A4
3.24%, 03/15/45	700	733,716
Series 2015-MS1, Class A4
3.78%, 05/15/48	500	535,324
Series 2015-UBS8, Class A
4.11%, 12/15/48	250	269,574
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	1,080	1,142,604
Series 2012-C1, Class B
4.82%, 05/10/45	150	159,574
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	650	675,116
Series 2012-C4, Class A5
2.85%, 12/10/45	250	256,345
Series 2012-C4, Class AAB
2.46%, 12/10/45	226	228,367
Series 2013-C5, Class A4
3.18%, 03/10/46	890	929,893
Series 2013-C6, Class A4
3.24%, 04/10/46	677	709,860
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	405	430,451
Series 2011-C1, Class AAB
3.19%, 01/10/45	250	258,153
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A3
VRN
5.89%, 06/15/49	350	357,736

Security	Principal (000s)	Value
Series 2007-C33, Class A4
VRN
6.15%, 02/15/51	$655	$666,470
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	1,000	999,603
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	269,172
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	210,250
Series 2012-LC5, Class B
4.14%, 10/15/45	300	318,895
Series 2013-LC12, Class A4
VRN
4.22%, 07/15/46	650	723,866
Series 2013-LC12, Class AS
VRN
4.43%, 07/15/46	473	518,267
Series 2013-LC12, Class ASB
VRN
3.93%, 07/15/46	300	323,093
Series 2013-LC12, Class C
VRN
4.43%, 07/15/46	100	102,083
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	256,766
Series 2015-C26, Class A4
3.17%, 02/15/48	900	922,455
Series 2015-C27, Class B
4.14%, 02/15/48	330	343,743
Series 2015-C28, Class A2
2.86%, 05/15/48	255	263,366
Series 2015-C28, Class A4
3.54%, 05/15/48	500	526,727
Series 2015-C28, Class AS
3.87%, 05/15/48	250	264,649
Series 2015-C30, Class A4
3.66%, 09/15/58	800	850,609
Series 2015-C31, Class A4
3.70%, 11/15/48	500	531,640
Series 2015-NXS2, Class A5
3.77%, 07/15/58	750	803,576

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4
3.67%, 11/15/44	$250	$266,883
Series 2012-C06, Class AS
3.84%, 04/15/45	145	154,755
Series 2012-C07, Class A2
3.43%, 06/15/45	500	531,174
Series 2012-C08, Class A3
3.00%, 08/15/45	360	373,786
Series 2012-C09, Class A3
2.87%, 11/15/45	200	206,367
Series 2012-C09, Class C
VRN
4.54%, 11/15/45	150	155,043
Series 2012-C10, Class A3
2.88%, 12/15/45	200	205,891
Series 2013-C11, Class A4
3.04%, 03/15/45	825	854,784
Series 2013-C13, Class C
3.91%, 05/15/45	110	109,367
Series 2013-C14, Class A5
3.34%, 06/15/46	260	273,717
Series 2013-C18, Class A3
3.65%, 12/15/46	500	531,278
Series 2013-C18, Class A4
3.90%, 12/15/46	600	657,074
Series 2013-UBS1, Class A4
VRN
4.08%, 03/15/46	800	881,637
Series 2014-C19, Class A4
3.83%, 03/15/47	300	323,636
Series 2014-C19, Class B
VRN
4.72%, 03/15/47 (Call 03/01/24)	300	321,272
Series 2014-C20 Class A5
4.00%, 05/15/47	200	218,537
Series 2014-C22, Class A3
3.53%, 09/15/57	150	157,540
Series 2014-C22, Class A4
3.49%, 09/15/57	900	950,368
Series 2014-C22, Class A5
3.75%, 09/15/57	400	429,583

Security	Principal (000s)	Value
Series 2014-C22, Class AS
VRN
4.07%, 09/15/57	$200	$215,375
Series 2014-C24, Class A2
2.86%, 11/15/47	500	515,594
Series 2014-C24, Class A5
3.61%, 11/15/47	100	106,491
Series 2014-C24, Class C
4.29%, 11/15/47	100	98,707
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	158,745

		147,118,389

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $144,457,362)		147,118,389

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.56%

MORTGAGE-BACKED SECURITIES — 36.52%
Federal National Mortgage Association
Series 2010-M1, Class A2
4.45%, 09/25/19	200	216,023
Series 2011-M1, Class A3
3.76%, 06/25/21	845	916,048
Series 2011-M4, Class A2
3.73%, 06/25/21	1,500	1,624,560
Series 2011-M5, Class A2
2.94%, 07/25/21	1,750	1,831,358
Series 2011-M7, Class A2
2.58%, 09/25/18	390	399,734
Series 2012-M01, Class A2
2.73%, 10/25/21	1,000	1,047,920
Series 2012-M02, Class A2
2.72%, 02/25/22	500	518,055
Series 2012-M05, Class A2
2.72%, 02/25/22	375	388,658
Series 2012-M08, Class A2
2.35%, 05/25/22	400	405,572
Series 2012-M08, Class ASQ2
1.52%, 12/25/19	205	205,585
Series 2012-M09, Class ASQ2
1.51%, 12/25/17	208	208,029

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series 2012-M13, Class ASQ2
1.25%, 08/25/17	$614	$613,441
Series 2012-M15, Class A
VRN
2.74%, 10/25/22	1,430	1,468,952
Series 2012-M17, Class A2
2.18%, 11/25/22	400	399,024
Series 2013-M06, Class 1AC
VRN
4.16%, 02/25/43	300	313,017
Series 2013-M07, Class A2
2.28%, 12/27/22	907	916,660
Series 2013-M07, Class ASQ2
1.23%, 03/26/18	362	361,845
Series 2013-M12, Class APT
VRN
2.47%, 03/25/23	865	872,107
Series 2013-M13, Class A
1.60%, 05/25/18	387	389,045
Series 2013-M14, Class A2
VRN
3.33%, 10/25/23	1,500	1,594,965
Series 2013-M14, Class APT
VRN
2.59%, 04/25/23	1,376	1,402,456
Series 2013-M6, Class 1A2
VRN
3.59%, 02/25/43	300	309,792
Series 2014-M03, Class A2
VRN
3.50%, 01/25/24	250	270,820
Series 2014-M06, Class A2
VRN
2.68%, 05/25/21	1,000	1,039,330
Series 2014-M09, Class A2
VRN
3.10%, 07/25/24	500	526,915
Series 2014-M10, Class ASQ2
VRN
2.17%, 09/25/19	750	767,078
Series 2014-M11, Class 1A
VRN
3.22%, 08/25/24	990	1,047,013

Security	Principal (000s)	Value
Series 2014-M11, Class 2A
VRN
3.42%, 08/25/26	$748	$799,794
Series 2014-M13, Class A2
VRN
3.02%, 08/25/24	200	209,854
Series 2014-M2, Class A2
VRN
3.51%, 12/25/23	500	541,330
Series 2014-M4, Class A2
VRN
3.35%, 03/25/24	700	752,241
Series 2015-M01, Class A2
2.53%, 09/25/24	750	759,270
Series 2015-M02, Class A
2.62%, 12/25/24	485	489,788
Series 2015-M04, Class AV2
2.51%, 07/25/22	1,000	1,022,010
Series 2015-M07, Class A2
2.59%, 12/25/24	500	507,160
Series 2015-M08, Class A2
VRN
2.90%, 01/25/25	1,250	1,297,450
Series 2015-M11, Class A1
2.10%, 04/25/25	197	200,032
Series 2015-M11, Class A2
VRN
2.92%, 04/25/25	800	826,552
Series 2015-M3, Class A1
2.30%, 10/25/24	139	141,460
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	2,064	2,250,214
Series K006, Class A2
4.25%, 01/25/20	686	748,563
Series K007, Class A1
3.34%, 12/25/19	115	117,611
Series K007, Class A2
4.22%, 03/25/20	1,000	1,093,060
Series K008, Class A1
2.75%, 12/25/19	231	236,028
Series K008, Class A2
3.53%, 06/25/20	510	547,239

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series K009, Class A2
3.81%, 08/25/20	$1,020	$1,109,332
Series K010, Class A1
3.32%, 07/25/20	165	169,367
Series K010, Class A2
4.33%, 10/25/20	800	887,384
Series K011, Class A1
2.92%, 08/25/20	119	122,752
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	1,000	1,101,520
Series K014, Class A1
2.79%, 10/25/20	157	161,560
Series K015, Class A2
3.23%, 07/25/21	1,000	1,071,920
Series K017, Class A1
1.89%, 12/25/20	936	946,194
Series K017, Class A2
2.87%, 12/25/21	625	658,213
Series K018, Class A2
2.79%, 01/25/22	405	425,837
Series K019, Class A1
1.46%, 09/25/21	162	161,917
Series K019, Class A2
2.27%, 03/25/22	1,000	1,021,990
Series K022, Class A2
2.36%, 07/25/22	700	718,592
Series K023, Class A2
2.31%, 08/25/22	1,000	1,023,630
Series K026, Class A2
2.51%, 11/25/22	1,000	1,032,910
Series K027, Class A2
2.64%, 01/25/23	1,110	1,154,999
Series K028, Class A2
3.11%, 02/25/23	210	224,393
Series K029, Class A2
VRN
3.32%, 02/25/23	1,000	1,081,770
Series K030, Class A1
2.78%, 09/25/22	678	701,283
Series K030, Class A2
VRN
3.25%, 04/25/23	1,000	1,077,050
Series K031, Class A1
2.78%, 09/25/22	417	431,383

Security	Principal (000s)	Value
Series K031, Class A2
VRN
3.30%, 04/25/23	$500	$540,100
Series K032, Class A1
3.02%, 02/25/23	631	660,508
Series K032, Class A2
VRN
3.31%, 05/25/23	180	194,632
Series K033, Class A2
VRN
3.06%, 07/25/23	1,250	1,329,975
Series K034, Class A2
VRN
3.53%, 07/25/23	900	985,536
Series K035, Class A2
VRN
3.46%, 08/25/23	500	544,175
Series K036, Class A2
VRN
3.53%, 10/25/23	1,650	1,803,863
Series K037, Class A2
3.49%, 01/25/24	1,150	1,255,536
Series K038, Class A1
2.60%, 10/25/23	898	928,204
Series K038, Class A2
3.39%, 03/25/24	1,000	1,084,950
Series K042, Class A2
2.67%, 12/25/24	750	771,315
Series K043, Class A2
3.06%, 12/25/24	300	317,319
Series K044, Class A2
2.81%, 01/25/25	1,250	1,297,725
Series K045, Class A2
3.02%, 01/25/25	1,000	1,054,650
Series K046, Class A2
3.21%, 03/25/25	1,000	1,068,160
Series K048, Class A2
VRN
3.28%, 06/25/25	1,000	1,074,580
Series K050, Class A2
VRN
3.33%, 08/25/25	750	808,560
Series K051, Class A2
3.31%, 09/25/25	1,000	1,076,130

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2016

Security	Principal (000s)	Value
Series K052, Class A2
3.15%, 11/25/25	$1,500	$1,594,680
Series K502, Class A2
1.43%, 08/25/17	558	559,432
Series K503, Class A1
1.38%, 01/25/19	420	420,259
Series K503, Class A2
2.46%, 08/25/19	250	257,078
Series K504, Class A2
VRN
2.57%, 09/25/20	1,200	1,244,076
Series K703, Class A2
2.70%, 05/25/18	1,500	1,532,752
Series K704, Class A2
2.41%, 08/25/18	998	1,021,347
Series K705, Class A2
2.30%, 09/25/18	900	920,601
Series K706, Class A2
2.32%, 10/25/18	200	204,928
Series K707, Class A1
1.62%, 09/25/18	263	263,973
Series K707, Class A2
2.22%, 12/25/18	315	321,996
Series K708, Class A2
2.13%, 01/25/19	175	178,568
Series K709, Class A2
2.09%, 03/25/19	600	611,868
Series K710, Class A2
1.88%, 05/25/19	2,691	2,730,610
Series K712, Class A2
1.87%, 11/25/19	1,000	1,014,170
Series K714, Class A2
VRN
3.03%, 10/25/20	1,000	1,058,670
Series K716, Class A2
3.13%, 06/25/21	600	640,734
Series K717, Class A1
2.34%, 02/25/21	686	701,283
Series K717, Class A2
2.99%, 09/25/21	750	796,890
Series K718, Class A2
2.79%, 01/25/22	800	842,416

Security	Principal or Shares (000s)	Value
Series K720, Class A2
2.72%, 06/25/22	$325	$340,791
Series K721, Class A1
2.61%, 01/25/22	1,478	1,528,452
Series K721, Class A2
3.09%, 08/25/22	1,000	1,069,780
Series KS03, Class A4
VRN
3.16%, 05/25/25	1,000	1,055,000
Series KSMC, Class A2
2.62%, 01/25/23	1,090	1,122,961

		86,706,887
U.S. GOVERNMENT OBLIGATIONS — 1.04%
U.S. Treasury Note/Bond
1.63%, 02/15/26	2,500	2,456,825

		2,456,825

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $88,023,594)		89,163,712

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	1,272	1,272,218

		1,272,218

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,272,218)		1,272,218

TOTAL INVESTMENTS IN SECURITIES — 100.07% (Cost: $233,753,174)		237,554,319
Other Assets, Less Liabilities — (0.07)%		(154,518)

NET ASSETS — 100.00%		$237,399,801

VRN  —  Variable Rate Note

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.22%
U.S. Treasury Note/Bond
0.50%, 07/31/17[a]	$3,212	$3,205,769
0.63%, 05/31/17	2,897	2,896,768
0.63%, 08/31/17	5,996	5,991,963
0.75%, 06/30/17[a]	14,718	14,735,218
0.75%, 12/31/17	15,677	15,680,607
0.75%, 03/31/18[a]	20,075	20,071,387
0.88%, 07/15/17	1,226	1,229,273
0.88%, 08/15/17[a]	39,722	39,832,427
0.88%, 10/15/17[a]	61,933	62,105,174
0.88%, 01/15/18[a]	29,809	29,877,264
0.88%, 01/31/18[a]	59,618	59,752,139
0.88%, 10/15/18[a]	16,140	16,150,007
0.88%, 07/31/19[a]	40,529	40,397,282
1.00%, 03/31/17[a]	2,706	2,716,337
1.00%, 12/15/17[a]	1,021	1,025,513
1.00%, 08/15/18[a]	7,531	7,561,425
1.00%, 06/30/19[a]	1,167	1,168,541
1.00%, 08/31/19[a]	10,272	10,274,364
1.13%, 01/15/19[a]	1,994	2,006,483
1.13%, 03/31/20	5,626	5,627,463
1.13%, 04/30/20[a]	13,114	13,107,311
1.25%, 11/30/18	215,510	217,615,511
1.25%, 01/31/19[a]	441	445,353
1.25%, 10/31/19[a]	2,422	2,439,729
1.25%, 02/29/20[a]	37,334	37,528,985
1.25%, 04/30/21	1,377	1,383,293
1.38%, 09/30/18	27,546	27,896,661
1.38%, 02/29/20	5,140	5,188,830
1.38%, 05/31/20	10,449	10,538,233
1.38%, 08/31/20[a]	4,847	4,881,656
1.38%, 09/30/20[a]	3,464	3,486,100
1.50%, 01/31/19	4,070	4,137,318
1.50%, 02/28/19	22,099	22,470,279
1.50%, 11/30/19[a]	2,677	2,718,413
1.50%, 02/28/23	6,798	6,758,912
1.50%, 03/31/23[a]	6,077	6,038,837
1.63%, 03/31/19[a]	15,198	15,507,887
1.63%, 04/30/19[a]	4,111	4,195,133
1.63%, 07/31/19	5,166	5,272,782
1.63%, 08/31/19	7,699	7,856,521
1.63%, 08/15/22[a]	1,096	1,104,034

Security	Principal (000s)	Value
1.63%, 11/15/22[a]	$14,466	$14,540,212
1.63%, 04/30/23	2,500	2,504,300
1.63%, 02/15/26[a]	8,076	7,936,528
1.75%, 10/31/18	3,568	3,647,709
1.75%, 09/30/19[a]	20,122	20,613,076
1.75%, 02/28/22[a]	20,934	21,282,133
1.75%, 05/15/22	13,719	13,927,667
1.75%, 09/30/22	6,604	6,689,526
1.75%, 05/15/23[a]	16,680	16,854,638
1.88%, 09/30/17[a]	27,320	27,776,246
1.88%, 10/31/17	1,067	1,085,758
1.88%, 06/30/20[a]	1,268	1,304,277
1.88%, 11/30/21[a]	24,105	24,722,328
1.88%, 08/31/22	20,940	21,377,028
1.88%, 10/31/22[a]	3,663	3,736,443
2.00%, 07/31/20	6,919	7,147,985
2.00%, 09/30/20	1,235	1,276,459
2.00%, 11/30/20	46,931	48,495,620
2.00%, 02/28/21[a]	12,865	13,296,287
2.00%, 08/31/21[a]	14,873	15,355,927
2.00%, 11/15/21[a]	4,436	4,578,529
2.00%, 11/30/22[a]	9,875	10,144,682
2.00%, 02/15/25	36,154	36,850,691
2.00%, 08/15/25[a]	13,748	13,988,351
2.13%, 08/31/20	2,430	2,523,434
2.13%, 01/31/21[a]	13,688	14,225,014
2.13%, 06/30/21[a]	6,433	6,688,351
2.13%, 08/15/21	19,677	20,453,453
2.13%, 12/31/21	8,747	9,082,606
2.13%, 12/31/22	14,706	15,220,339
2.13%, 05/15/25[a]	20,179	20,759,961
2.25%, 03/31/21[a]	6,456	6,750,328
2.25%, 04/30/21[a]	44,455	46,483,689
2.25%, 11/15/24	22,532	23,440,005
2.38%, 07/31/17[a]	6,552	6,692,978
2.38%, 12/31/20[a]	8,838	9,282,816
2.38%, 08/15/24[a]	79,758	83,798,752
2.50%, 06/30/17[a]	32,228	32,912,656
2.50%, 08/15/23[a]	6,137	6,514,135
2.50%, 05/15/24	35,712	37,889,718
2.50%, 02/15/45	22,558	21,807,625
2.50%, 02/15/46[a]	6,532	6,314,218
2.63%, 01/31/18[a]	27,112	27,992,598

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.63%, 08/15/20[a]	$5,820	$6,164,253
2.63%, 11/15/20	43,875	46,534,616
2.75%, 02/15/24[a]	8,879	9,585,395
2.75%, 08/15/42[a]	10,593	10,871,818
2.75%, 11/15/42[a]	2,987	3,059,785
2.88%, 05/15/43	12,959	13,566,987
2.88%, 08/15/45[a]	17,049	17,800,521
3.00%, 05/15/42[a]	2,251	2,425,030
3.00%, 11/15/44	14,462	15,489,526
3.00%, 05/15/45	35,363	37,859,348
3.13%, 04/30/17[a]	32,504	33,306,524
3.13%, 05/15/21[a]	38,920	42,373,372
3.13%, 11/15/41[a]	31,076	34,304,796
3.13%, 02/15/42	1,243	1,371,649
3.13%, 02/15/43	15,107	16,612,537
3.13%, 08/15/44	9,011	9,891,775
3.38%, 05/15/44[a]	13,303	15,297,610
3.50%, 05/15/20	49,038	53,562,675
3.63%, 08/15/19	4,390	4,764,906
3.63%, 02/15/21[a]	9,217	10,221,025
3.63%, 02/15/44	2,773	3,337,851
3.75%, 11/15/43[a]	5,699	7,022,271
4.25%, 11/15/40	596	783,955
4.38%, 05/15/41[a]	17,814	23,889,150
4.50%, 02/15/36[a]	341	464,693
4.50%, 05/15/38[a]	26,768	36,491,076
5.25%, 02/15/29[a]	4,880	6,667,593
5.38%, 02/15/31[a]	4,027	5,733,060
6.13%, 11/15/27[a]	630	903,924
6.25%, 05/15/30	1,455	2,205,265
6.63%, 02/15/27[a]	4,015	5,887,662
6.75%, 08/15/26[a]	6,472	9,466,546
7.13%, 02/15/23[a]	38,018	51,709,558
8.75%, 08/15/20	20,474	26,931,498
U.S. Treasury STRIPS Coupon
0.00%, 08/15/36[a]	4,320	2,561,674

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,022,567,828)		2,049,962,182

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 36.61%

MONEY MARKET FUNDS — 36.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	660,628	$660,628,272
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	49,554	49,553,832
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	46,137	46,137,169

		756,319,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $756,319,273)		756,319,273

TOTAL INVESTMENTS IN SECURITIES — 135.83% (Cost: $2,778,887,101)		2,806,281,455
Other Assets, Less Liabilities — (35.83)%		(740,218,316)

NET ASSETS — 100.00%		$2,066,063,139

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® GNMA BOND ETF

April 30, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.63%

MORTGAGE-BACKED SECURITIES — 99.63%
Government National Mortgage Association
2.50%, 01/15/28	$15	$15,456
2.50%, 02/20/28	33	33,796
2.50%, 01/20/31	464	479,998
2.50%, 04/20/43	51	51,153
2.50%, 05/01/46[a]	450	448,734
3.00%, 07/15/27	29	30,099
3.00%, 09/15/27	31	32,949
3.00%, 01/20/31	735	772,876
3.00%, 09/15/42	12	12,531
3.00%, 10/15/42	125	129,900
3.00%, 09/20/43	2,962	3,074,094
3.00%, 08/20/44	1,762	1,828,315
3.00%, 08/20/45	3,844	3,987,090
3.00%, 05/01/46[a]	12,225	12,652,320
3.50%, 02/15/26	18	19,055
3.50%, 11/15/26	13	13,615
3.50%, 02/20/27	34	36,426
3.50%, 01/20/31	221	234,415
3.50%, 09/15/41	21	22,639
3.50%, 11/15/41	310	327,912
3.50%, 01/15/42	33	34,923
3.50%, 09/15/42	71	75,261
3.50%, 10/15/42	25	26,905
3.50%, 11/15/42	125	132,313
3.50%, 03/15/43	100	106,960
3.50%, 05/15/43	107	113,709
3.50%, 06/15/43	95	101,297
3.50%, 07/20/45	8,422	8,905,240
3.50%, 01/20/46	3,393	3,589,170
3.50%, 02/20/46	2,055	2,172,990
3.50%, 03/20/46	1,259	1,331,620
3.50%, 05/01/46[a]	21,325	22,522,946
4.00%, 03/20/26	12	12,868
4.00%, 07/20/26	10	11,037
4.00%, 02/15/41	31	34,028
4.00%, 03/15/41	31	33,364
4.00%, 04/15/41	126	135,212
4.00%, 05/15/41	23	25,326

Security	Principal or Shares (000s)	Value
4.00%, 12/15/41	$40	$42,907
4.00%, 01/15/42	30	32,379
4.00%, 02/15/42	96	103,196
4.00%, 03/15/42	166	180,206
4.00%, 05/15/42	34	37,120
4.00%, 08/15/42	44	47,930
4.00%, 09/20/42	732	784,174
4.00%, 04/15/44	215	229,981
4.00%, 05/15/44	255	273,382
4.00%, 08/20/44	156	166,999
4.00%, 10/20/44	1,738	1,856,160
4.00%, 10/20/45	1,322	1,413,281
4.00%, 01/20/46	433	463,376
4.00%, 03/20/46	2,185	2,339,810
4.00%, 05/01/46[a]	12,200	13,021,718
4.50%, 04/15/24	21	21,391
4.50%, 07/20/24	12	12,618
4.50%, 08/15/39	518	568,025
4.50%, 07/15/40	169	184,452
4.50%, 08/15/40	243	266,069
4.50%, 11/20/45	1,594	1,711,298
4.50%, 05/01/46[a]	8,933	9,604,438
5.00%, 07/15/39	104	115,148
5.00%, 07/20/42	501	545,444
5.00%, 05/01/46[a]	6,322	6,878,425
5.50%, 10/15/38	68	76,421
5.50%, 07/20/40	825	906,795
5.50%, 05/01/46[a]	280	311,850
6.00%, 09/20/38	85	96,565
6.00%, 05/01/46[a]	200	225,219

		106,085,319

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $105,551,978)		106,085,319

SHORT-TERM INVESTMENTS — 61.93%

MONEY MARKET FUNDS — 61.93%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	65,951	65,950,507

		65,950,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,950,507)		65,950,507

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

April 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 161.56% (Cost: $171,502,485)	$172,035,826
Other Assets, Less Liabilities — (61.56)%	(65,551,393)

NET ASSETS — 100.00%	$106,484,433

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.94%
U.S. Treasury Floating Rate Note
FRN, (3 mo.Treasury money market yield + .053%)
0.30%, 10/31/16	$733	$733,307
FRN, (3 mo.Treasury money market yield + .070%)
0.32%, 07/31/16	302	301,633
FRN, (3 mo.Treasury money market yield + .074%)
0.32%, 04/30/17	8,000	7,999,920
FRN, (3 mo.Treasury money market yield + .077%)
0.33%, 07/31/17	2,650	2,649,232
FRN, (3 mo.Treasury money market yield + .084%)
0.33%, 01/31/17	2,000	2,000,380
FRN, (3 mo.Treasury money market yield + .168%)
0.42%, 10/31/17	1,340	1,340,978
FRN, (3 mo. Treasury money market yield + .190%)
0.44%, 04/30/18	1,500	1,500,000
FRN, (3 mo.Treasury money market yield + .272%)
0.52%, 01/31/18	3,500	3,507,875

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,028,226)		20,033,325

MONEY MARKET FUNDS — 7.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	1,406	1,405,959

TOTAL MONEY MARKET FUNDS
(Cost: $1,405,959)		1,405,959

TOTAL INVESTMENTS IN SECURITIES — 106.95% (Cost: $21,434,185)		21,439,284
Other Assets, Less Liabilities — (6.95)%		(1,392,705)

NET ASSETS — 100.00%		$20,046,579

FRN  —  Floating Rate Note

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares CMBS ETF	iShares Core U.S. Treasury Bond ETF	iShares GNMA Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$232,480,956	$2,022,567,828	$105,551,978
Affiliated (Note 2)	1,272,218	756,319,273	65,950,507

Total cost of investments	$233,753,174	$2,778,887,101	$171,502,485

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$236,282,101	$2,049,962,182	$106,085,319
Affiliated (Note 2)	1,272,218	756,319,273	65,950,507

Total fair value of investments	237,554,319	2,806,281,455	172,035,826
Cash	20,262	—	—
Receivables:
Investment securities sold	3,263,178	8,016,209	4,985,278
Interest	666,013	13,273,367	275,880

Total Assets	241,503,772	2,827,571,031	177,296,984

LIABILITIES
Payables:
Investment securities purchased	4,055,450	51,072,464	70,804,337
Collateral for securities on loan (Note 1)	—	710,182,104	—
Investment advisory fees (Note 2)	48,521	253,324	8,214

Total Liabilities	4,103,971	761,507,892	70,812,551

NET ASSETS	$237,399,801	$2,066,063,139	$106,484,433

Net assets consist of:
Paid-in capital	$233,454,794	$2,032,921,116	$105,396,584
Undistributed (distributions in excess of) net investment income	419,674	2,238,110	(151,154)
Undistributed net realized gain (accumulated net realized loss)	(275,812)	3,509,559	705,662
Net unrealized appreciation	3,801,145	27,394,354	533,341

NET ASSETS	$237,399,801	$2,066,063,139	$106,484,433

Shares outstanding[b]	4,550,000	80,300,000	2,100,000

Net asset value per share	$52.18	$25.73	$50.71

[a]	Securities on loan with values of $ —, $695,972,498 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

iShares Treasury Floating Rate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$20,028,226
Affiliated (Note 2)	1,405,959

Total cost of investments	$21,434,185

Investments in securities, at fair value (Note 1):
Unaffiliated	$20,033,325
Affiliated (Note 2)	1,405,959

Total fair value of investments	21,439,284
Receivables:
Investment securities sold	90,000
Interest	19,468

Total Assets	21,548,752

LIABILITIES
Payables:
Investment securities purchased	1,500,037
Investment advisory fees (Note 2)	2,136

Total Liabilities	1,502,173

NET ASSETS	$20,046,579

Net assets consist of:
Paid-in capital	$20,040,018
Undistributed net investment income	5,026
Accumulated net realized loss	(3,564)
Net unrealized appreciation	5,099

NET ASSETS	$20,046,579

Shares outstanding[a]	400,000

Net asset value per share	$50.12

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares CMBS ETF	iShares Core U.S. Treasury Bond ETF	iShares GNMA Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,391	$20,262	$57,560
Interest — unaffiliated	2,394,517	14,101,051	432,051
Securities lending income — affiliated — net (Note 2)	—	278,156	—

Total investment income	2,395,908	14,399,469	489,611

EXPENSES
Investment advisory fees (Note 2)	229,812	1,366,137	62,146

Total expenses	229,812	1,366,137	62,146
Less investment advisory fees waived (Note 2)	—	—	(21,797)

Net expenses	229,812	1,366,137	40,349

Net investment income	2,166,096	13,033,332	449,262

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(209,977)	977,149	624,193
In-kind redemptions — unaffiliated	—	4,954,115	—

Net realized gain (loss)	(209,977)	5,931,264	624,193

Net change in unrealized appreciation/depreciation	3,391,283	27,087,244	205,814

Net realized and unrealized gain	3,181,306	33,018,508	830,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,347,402	$46,051,840	$1,279,269

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

iShares Treasury Floating Rate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$78
Interest — unaffiliated	27,201

Total investment income	27,279

EXPENSES
Investment advisory fees (Note 2)	11,330

Total expenses	11,330
Less investment advisory fees waived (Note 2)	(7,285)

Net expenses	4,045

Net investment income	23,234

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(411)
In-kind redemptions — unaffiliated	(1,684)

Net realized loss	(2,095)

Net change in unrealized appreciation/depreciation	11,628

Net realized and unrealized gain	9,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,767

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares CMBS ETF		iShares Core U.S. Treasury Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,166,096	$3,479,836	$13,033,332	$12,194,619
Net realized gain (loss)	(209,977)	(51,996)	5,931,264	(668,359)
Net change in unrealized appreciation/depreciation	3,391,283	(576,956)	27,087,244	(1,475,314)

Net increase in net assets resulting from operations	5,347,402	2,850,884	46,051,840	10,050,946

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,023,663)	(3,390,977)	(12,341,178)	(10,897,691)

Total distributions to shareholders	(2,023,663)	(3,390,977)	(12,341,178)	(10,897,691)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	71,935,953	75,229,075	711,947,983	1,330,562,996
Cost of shares redeemed	(7,641,880)	(30,992,447)	(198,956,955)	(47,935,386)

Net increase in net assets from capital share transactions	64,294,073	44,236,628	512,991,028	1,282,627,610

INCREASE IN NET ASSETS	67,617,812	43,696,535	546,701,690	1,281,780,865

NET ASSETS
Beginning of period	169,781,989	126,085,454	1,519,361,449	237,580,584

End of period	$237,399,801	$169,781,989	$2,066,063,139	$1,519,361,449

Undistributed net investment income included in net assets at end of period	$419,674	$277,241	$2,238,110	$1,545,956

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	1,450,000	28,000,000	52,500,000
Shares redeemed	(150,000)	(600,000)	(7,800,000)	(1,900,000)

Net increase in shares outstanding	1,250,000	850,000	20,200,000	50,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares GNMA Bond ETF		iShares Treasury Floating Rate Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$449,262	$608,785	$23,234	$10,799
Net realized gain (loss)	624,193	287,378	(2,095)	(684)
Net change in unrealized appreciation/depreciation	205,814	(41,986)	11,628	(5,743)

Net increase in net assets resulting from operations	1,279,269	854,177	32,767	4,372

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(600,416)	(608,785)	(18,980)	(10,321)
From net realized gain	—	(319,728)	—	—

Total distributions to shareholders	(600,416)	(928,513)	(18,980)	(10,321)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,564,775	20,128,967	15,021,902	20,040,939
Cost of shares redeemed	(5,068,101)	—	(10,014,013)	(10,020,503)

Net increase in net assets from capital share transactions	45,496,674	20,128,967	5,007,889	10,020,436

INCREASE IN NET ASSETS	46,175,527	20,054,631	5,021,676	10,014,487

NET ASSETS
Beginning of period	60,308,906	40,254,275	15,024,903	5,010,416

End of period	$106,484,433	$60,308,906	$20,046,579	$15,024,903

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(151,154)	$—	$5,026	$772

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	400,000	300,000	400,000
Shares redeemed	(100,000)	—	(200,000)	(200,000)

Net increase in shares outstanding	900,000	400,000	100,000	200,000

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.45	$51.46	$51.08	$51.75	$49.81

Income from investment operations:
Net investment income[b]	0.60	1.17	1.09	1.04	0.90
Net realized and unrealized gain (loss)[c]	0.72	(0.03)	0.32	(0.64)	1.94

Total from investment operations	1.32	1.14	1.41	0.40	2.84

Less distributions from:
Net investment income	(0.59)	(1.15)	(1.03)	(1.07)	(0.90)

Total distributions	(0.59)	(1.15)	(1.03)	(1.07)	(0.90)

Net asset value, end of period	$52.18	$51.45	$51.46	$51.08	$51.75

Total return	2.57%[d]	2.22%	2.80%	0.78%	5.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$237,400	$169,782	$126,085	$81,724	$54,337
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.36%	2.28%	2.13%	2.03%	2.51%
Portfolio turnover rate[f]	16%	40%	45%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Treasury Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$25.28	$25.01	$24.63	$25.27	$24.91

Income from investment operations:
Net investment income[b]	0.18	0.33	0.30	0.21	0.18
Net realized and unrealized gain (loss)[c]	0.45	0.25	0.36	(0.61)	0.31

Total from investment operations	0.63	0.58	0.66	(0.40)	0.49

Less distributions from:
Net investment income	(0.18)	(0.31)	(0.28)	(0.24)	(0.13)

Total distributions	(0.18)	(0.31)	(0.28)	(0.24)	(0.13)

Net asset value, end of period	$25.73	$25.28	$25.01	$24.63	$25.27

Total return	2.48%[d]	2.32%	2.69%	(1.57)%	1.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,066,063	$1,519,361	$237,581	$98,523	$232,446
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.43%	1.30%	1.21%	0.84%	1.00%
Portfolio turnover rate[f]	30%	36%	38%	37%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.26	$50.32	$48.91	$50.29	$50.03

Income from investment operations:
Net investment income[b]	0.27	0.57	0.43	0.31	0.02
Net realized and unrealized gain (loss)[c]	0.55	0.27	1.44	(1.03)	0.58

Total from investment operations	0.82	0.84	1.87	(0.72)	0.60

Less distributions from:
Net investment income	(0.37)	(0.59)	(0.46)	(0.36)	—
Net realized gain	—	(0.31)	—	(0.16)	(0.34)
Return of capital	—	—	—	(0.14)	—

Total distributions	(0.37)	(0.90)	(0.46)	(0.66)	(0.34)

Net asset value, end of period	$50.71	$50.26	$50.32	$48.91	$50.29

Total return	1.63%[d]	1.68%	3.84%	(1.44)%	1.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$106,484	$60,309	$40,254	$29,346	$10,057
Ratio of expenses to average net assets[e]	0.10%	0.11%	0.15%	0.17%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.21%	0.25%	n/a
Ratio of net investment income to average net assets[e]	1.08%	1.13%	0.88%	0.64%	0.06%
Portfolio turnover rate[f,g]	615%	1,071%	1,242%	1,335%	1,253%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Treasury Floating Rate Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Period from Feb. 3, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.08	$50.10	$50.09

Income from investment operations:
Net investment income[b]	0.08	0.05	0.03
Net realized and unrealized gain (loss)[c]	0.03	(0.02)	0.01

Total from investment operations	0.11	0.03	0.04

Less distributions from:
Net investment income	(0.07)	(0.05)	(0.03)

Total distributions	(0.07)	(0.05)	(0.03)

Net asset value, end of period	$50.12	$50.08	$50.10

Total return	0.23%[d]	0.05%	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,047	$15,025	$5,010
Ratio of expenses to average net assets[e]	0.05%	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	0.31%	0.10%	0.09%
Portfolio turnover rate[f]	33%	62%	57%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
Core U.S. Treasury Bond	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
CMBS
Investments:
Assets:
Collateralized Mortgage Obligations	$—	$147,118,389	$—	$147,118,389
U.S. Government Agency Obligations	—	89,163,712	—	89,163,712
Money Market Funds	1,272,218	—	—	1,272,218

Total	$1,272,218	$236,282,101	$—	$237,554,319

Core U.S. Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$2,049,962,182	$—	$2,049,962,182
Money Market Funds	756,319,273	—	—	756,319,273

Total	$756,319,273	$2,049,962,182	$—	$2,806,281,455

GNMA Bond
Investments:
Assets:
U.S. Government Agency Obligations	$—	$106,085,319	$—	$106,085,319
Money Market Funds	65,950,507	—	—	65,950,507

Total	$65,950,507	$106,085,319	$—	$172,035,826

Treasury Floating Rate Bond
Investments:
Assets:
U.S. Government Obligations	$—	$20,033,325	$—	$20,033,325
Money Market Funds	1,405,959	—	—	1,405,959

Total	$1,405,959	$20,033,325	$—	$21,439,284

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares GNMA Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Treasury Bond
BNP Paribas Prime Brokerage Inc.	$12,514,149	$12,514,149	$—
Citigroup Global Markets Inc.	209,378,769	209,378,769	—
Credit Suisse Securities (USA) LLC	113,905,153	113,905,153	—
Deutsche Bank Securities Inc.	77,818,532	77,818,532	—
HSBC Securities (USA) Inc.	1,026,122	1,026,122	—
Merrill Lynch, Pierce, Fenner & Smith	18,122,500	18,122,500	—
Morgan Stanley & Co. LLC	99,028,420	99,028,420	—
Nomura Securities International Inc.	3,450,983	3,450,983	—
RBC Capital Markets LLC	65,773,424	65,773,424	—
Societe Generale New York Branch	15,499,140	15,499,140	—
UBS Securities LLC	53,597,000	53,597,000	—
Wells Fargo Securities LLC	25,858,306	25,858,306	—

	$695,972,498	$695,972,498	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
Core U.S. Treasury Bond	0.15

For its investment advisory services to the iShares GNMA Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2019 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies, if any. For the six months ended April 30, 2016, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $21,797.

For its investment advisory services to the iShares Treasury Floating Rate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund. BFA’s contractual agreement to waive its investment advisory fees for the Fund in an amount equal to 0.15% of average daily net assets expired on February 29, 2016. For the six months ended April 30, 2016, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $7,285.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core U.S. Treasury Bond	$119,153

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, the purchases and sales transactions executed by the iShares Core U.S. Treasury Bond ETF pursuant to Rule 17a-7 under the 1940 Act were $134,451,056 and $-, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$36,605,317	$3,574,953	$55,595,177	$25,110,080
Core U.S. Treasury Bond	559,196,479	545,622,354	—	—
GNMA Bond	553,645,539	507,880,960	—	—
Treasury Floating Rate Bond	5,302,167	5,262,669	—	—

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Treasury Bond	$691,275,113	$193,503,701
Treasury Floating Rate Bond	14,381,075	9,407,601

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows.

iShares ETF	Non- Expiring
CMBS	$57,478
Core U.S. Treasury Bond	1,393,045
Treasury Floating Rate Bond	975

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$233,761,532	$4,210,734	$(417,947)	$3,792,787
Core U.S. Treasury Bond	2,779,915,761	27,578,549	(1,212,855)	26,365,694
GNMA Bond	171,502,641	575,982	(42,797)	533,185
Treasury Floating Rate Bond	21,434,679	5,099	(494)	4,605

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

On March 24, 2016, the Board approved the change in the principal investment strategy of the iShares Core U.S. Treasury Bond ETF. Effective on or around July 1, 2016, the Fund will track a new underlying index, the ICE U.S. Treasury Core Bond Index and will cease to track the Barclays U.S. Treasury Bond Index.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
CMBS	$0.590131	$—	$—	$0.590131	100%	—%	—%	100%
Core U.S. Treasury Bond	0.173560	—	0.001435	0.174995	99	—	1	100
GNMA Bond	0.305545	—	0.061218	0.366763	83	—	17	100
Treasury Floating Rate Bond	0.072978	—	—	0.072978	100	—	—	100

NOTES TO FINANCIAL STATEMENTS	47

Notes:

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1005-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core 1-5 Year USD Bond ETF | ISTB | NYSE Arca
➢	iShares Core International Aggregate Bond ETF | IAGG | BATS
➢	iShares Core Total USD Bond Market ETF | IUSB | NYSE Arca

Fund Performance Overview

iSHARES® CORE 1-5 YEAR USD BOND ETF

Performance as of April 30, 2016

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.49%, net of fees, while the total return for the Index was 1.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.73%	1.69%	1.79%	1.73%	1.69%	1.79%
Since Inception	1.26%	1.33%	1.38%	4.51%	4.78%	4.95%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index performance through June 2, 2014 reflects the performance of the Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.90	$0.60	$1,000.00	$1,024.30	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE As of 4/30/16

Investment Type	Percentage of Total Investments [1]

U.S. Government Obligations	44.95%
Corporate Bonds & Notes	35.59
Mortgage-Backed Securities	8.06
Foreign Government Obligations	6.49
U.S. Government Agency Obligations	4.37
Asset-Backed Securities	0.54

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	62.20%
Aa	5.18
A	11.62
Baa	10.61
Ba	3.73
B	3.28
Caa	1.13
Ca	0.05
Not Rated	2.20

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

Performance as of April 30, 2016

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 10, 2015 (inception date of the Fund) through April 30, 2016, the total return for the Fund was 3.49%, net of fees, while the total return for the Index was 3.40%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	3.49%	3.61%	3.40%

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/10/15) [a]	Ending Account Value (4/30/16)	Expenses Paid During Period [b]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,034.90	$0.72	$1,000.00	$1,024.10	$0.75	0.15%

[a]	The beginning of the period (commencement of operations) is November 10, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (172 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY MATURITY As of 4/30/16

Maturity	Percentage of Total Investments*

0-1 Year	0.53%
1-5 Years	41.22
5-10 Years	30.50
10-15 Years	8.90
15-20 Years	6.77
More than 20 Years	12.08

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/16

Country	Percentage of Total Investments*

Japan	13.61%
France	12.76
United Kingdom	11.55
Germany	11.04
Italy	8.85
Spain	5.97
Canada	5.95
Supranational	3.44
Netherlands	3.35
Australia	3.23

TOTAL	79.75%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE TOTAL USD BOND MARKET ETF

Performance as of April 30, 2016

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.93%, net of fees, while the total return for the Index was 2.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.65%	2.29%	2.57%	2.65%	2.29%	2.57%
Since Inception	3.40%	3.38%	3.29%	6.53%	6.49%	6.30%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.30	$0.56	$1,000.00	$1,024.30	$0.55	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE As of 4/30/16

Investment Type	Percentage of Total Investments [1]
Corporate Bonds & Notes	34.66%
U.S. Government Obligations	31.73
Mortgage-Backed Securities	24.98
Foreign Government Obligations	5.11
U.S. Government Agency Obligations	2.57
Municipal Debt Obligations	0.73
Asset-Backed Securities	0.22

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	61.67%
Aa	4.63
A	11.18
Baa	12.28
Ba	4.57
B	2.99
Caa	1.28
Ca	0.02
Not Rated	1.38

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 (or commencement of operations, as applicable) and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.53%
Discover Card Execution Note Trust
Series 2014-A4, Class A4
2.12%, 12/15/21	$500	$509,700
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/20	300	318,120
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.15%, 07/15/21	500	511,700
Hyundai Auto Receivables Trust
Series 2015-B, Class A3
1.12%, 11/15/19 (Call 08/15/19)	300	299,760
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 07/15/22	500	510,600
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.02%, 02/22/19	550	550,448
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	251,375

TOTAL ASSET-BACKED SECURITIES
(Cost: $2,945,236)		2,951,703

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.68%

MORTGAGE-BACKED SECURITIES — 0.68%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T28, Class A4
VRN
5.74%, 09/11/42	954	991,304
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	384	390,540
CD Mortgage Trust
Series 2007-CD5, Class A4
VRN
5.89%, 11/15/44	358	371,076
COMM Mortgage Trust
Series 2007-C9, Class A4
VRN
6.01%, 12/10/49	159	164,133

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	$225	$248,604
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A4
VRN
5.79%, 02/12/51	442	456,521
Series 2007-LDPX, Class A3
5.42%, 01/15/49	315	322,151
Series 2014-C20, Class A5
3.80%, 07/15/47	150	161,334
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
VRN
5.87%, 09/15/45	184	192,891
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	250	259,014
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
VRN
6.11%, 06/11/49	206	213,038

		3,770,606

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $3,785,553)		3,770,606

CORPORATE BONDS & NOTES — 35.10%

ADVERTISING — 0.12%
Affinion Group Inc.
7.88%, 12/15/18 (Call 05/31/16)	25	14,188
inVentiv Health Inc.
9.00%, 01/15/18 (Call 05/31/16)[a]	100	103,000
Omnicom Group Inc.
4.45%, 08/15/20	500	546,230

		663,418
AEROSPACE & DEFENSE — 0.30%
BAE Systems Holdings Inc.
6.38%, 06/01/19[a]	175	196,754

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Boeing Co. (The)
0.95%, 05/15/18	$50	$49,878
4.88%, 02/15/20	150	168,284
General Dynamics Corp.
1.00%, 11/15/17[b]	25	25,000
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/31/16)	36	28,440
L-3 Communications Corp.
4.75%, 07/15/20[b]	200	213,484
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	100	102,871
Northrop Grumman Corp.
1.75%, 06/01/18	25	25,178
3.50%, 03/15/21	250	266,371
Raytheon Co.
3.13%, 10/15/20	100	106,313
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/16)[b]	50	50,750
United Technologies Corp.
1.80%, 06/01/17	225	226,275
4.50%, 04/15/20	100	110,467
6.13%, 02/01/19	100	112,492

		1,682,557
AGRICULTURE — 0.29%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[b]	150	155,227
9.25%, 08/06/19	50	62,075
BAT International Finance PLC
2.75%, 06/15/20[a,b]	100	103,299
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[b]	25	25,353
3.50%, 11/24/20 (Call 10/24/20)[b]	135	137,927
Imperial Brands Finance PLC
2.95%, 07/21/20[a]	200	206,131
Philip Morris International Inc.
1.13%, 08/21/17	150	150,201
1.38%, 02/25/19	55	55,050
1.88%, 01/15/19[b]	300	304,392
Reynolds American Inc.
2.30%, 08/21/17[b]	50	50,566

Security	Principal (000s)	Value
2.30%, 06/12/18	$250	$254,663
3.25%, 06/12/20	125	130,890

		1,635,774
AIRLINES — 0.10%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	50	52,312
8.75%, 04/01/20 (Call 04/01/17)[a]	50	53,625
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	50	49,125
5.50%, 10/01/19[a]	50	51,000
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	36	40,619
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	50	52,500
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	120	122,118
2.75%, 11/06/19 (Call 10/06/19)	50	51,335
United Continental Holdings Inc.
6.00%, 12/01/20	15	15,788
6.38%, 06/01/18	20	21,070
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[a]	50	49,500

		558,992
APPAREL — 0.05%
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 06/29/17[a]	100	100,628
Nine West Holdings Inc.
8.25%, 03/15/19[a]	25	5,938
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	102,801
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)[b]	50	51,938

		261,305
AUTO MANUFACTURERS — 1.02%
American Honda Finance Corp.
1.50%, 03/13/18	250	251,513
2.25%, 08/15/19	300	307,463

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
BMW U.S. Capital LLC
2.00%, 04/11/21 (Call 03/11/21)[a]	$130	$130,612
Daimler Finance North America LLC
2.00%, 08/03/18[a]	175	176,584
2.38%, 08/01/18[a]	150	152,611
2.45%, 05/18/20[a]	300	302,045
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	320	327,040
Ford Motor Credit Co. LLC
2.24%, 06/15/18	400	402,055
2.46%, 03/27/20[b]	200	200,217
3.34%, 03/18/21	400	412,859
General Motors Co.
3.50%, 10/02/18	200	205,513
General Motors Financial Co. Inc.
3.10%, 01/15/19	40	40,705
3.15%, 01/15/20 (Call 12/15/19)[b]	25	25,447
3.20%, 07/13/20 (Call 06/13/20)	100	101,819
3.70%, 11/24/20 (Call 10/24/20)	200	207,707
4.75%, 08/15/17	100	103,777
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[a]	100	103,408
Hyundai Capital America
2.13%, 10/02/17[a]	125	125,554
2.60%, 03/19/20[c]	300	301,574
Nissan Motor Acceptance Corp.
1.95%, 09/12/17[a]	100	100,720
2.00%, 03/08/19[a]	100	100,585
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,857
1.45%, 03/09/18	65	64,975
2.50%, 08/14/20	100	101,715
Toyota Motor Credit Corp.
1.25%, 10/05/17	25	25,028
1.55%, 07/13/18	330	331,988
1.90%, 04/08/21	100	100,190
2.10%, 01/17/19	125	127,412
2.13%, 07/18/19	200	204,083
2.15%, 03/12/20	135	137,366

Security	Principal (000s)	Value
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[a]	$200	$199,050
2.40%, 05/22/20[a]	200	198,257

		5,669,729
AUTO PARTS & EQUIPMENT — 0.10%
Accuride Corp.
9.50%, 08/01/18 (Call 05/31/16)[b]	25	21,313
American Axle & Manufacturing Inc.
5.13%, 02/15/19 (Call 05/31/16)	25	25,687
6.25%, 03/15/21 (Call 05/31/16)[b]	50	52,000
Dana Holding Corp.
6.75%, 02/15/21 (Call 05/31/16)[b]	50	51,750
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	15	17,775
International Automotive Components Group SA
9.13%, 06/01/18 (Call 05/31/16)[a]	20	17,950
Schaeffler Holding Finance BV
6.88% (7.63% PIK), 08/15/18 (Call 05/31/16)[a,d]	200	206,000
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	150	156,750

		549,225
BANKS — 11.07%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17	100	99,970
2.38%, 03/16/20[b]	250	250,878
2.50%, 03/14/19	100	101,185
3.05%, 08/23/18	100	102,951
ABN AMRO Bank NV
2.50%, 10/30/18[a]	500	508,500
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[c]	800	803,176
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	250,723
Airvessel Finance Holding Ltd.
3.25%, 08/11/19[c]	200	204,243

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Akbank TAS
4.00%, 01/24/20[c]	$200	$199,806
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[c]	100	105,786
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	50	50,317
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	199,732
2.25%, 06/13/19	200	202,458
Banco Bradesco SA/Cayman Islands
6.75%, 09/29/19[c]	100	107,250
Banco do Brasil SA/Cayman
8.50%, 10/29/49	100	93,000
Banco Santander Chile
FRN, (3 mo. LIBOR US + .900%)
1.53%, 04/11/17	150	149,625
Banco Votorantim SA
7.38%, 01/21/20[c]	100	103,750
Bancolombia SA
6.13%, 07/26/20	100	105,670
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[c]	600	616,320
Bank Nederlandse Gemeenten NV
1.38%, 01/28/19[a]	250	251,331
1.75%, 03/24/20[a]	300	303,525
1.88%, 06/11/19[a]	100	101,611
Bank of America Corp.
2.63%, 10/19/20[b]	300	302,468
2.63%, 04/19/21	220	221,692
2.65%, 04/01/19	700	712,782
5.75%, 12/01/17	950	1,008,745
6.88%, 04/25/18	300	328,784
Series L
2.25%, 04/21/20	250	249,438
Bank of America N.A.
1.65%, 03/26/18	750	751,522
Bank of Ceylon
6.88%, 05/03/17[c]	200	203,750
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[a,b]	200	218,898

Security	Principal (000s)	Value
Bank of China Ltd./Hong Kong
2.13%, 06/30/18[c]	$200	$201,120
Bank of India/Jersey
3.13%, 05/06/20[c]	200	198,925
Bank of Montreal
1.40%, 04/10/18	100	99,864
1.45%, 04/09/18 (Call 03/09/18)	300	299,878
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	25	25,415
2.10%, 01/15/19 (Call 12/15/18)	50	50,908
2.20%, 03/04/19 (Call 02/02/19)	50	51,046
2.20%, 05/15/19 (Call 04/15/19)	100	102,011
2.45%, 11/27/20 (Call 10/27/20)	190	194,646
2.60%, 08/17/20 (Call 07/17/20)	200	206,218
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	50,847
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	200	199,851
1.70%, 06/11/18 (Call 05/11/18)	200	200,632
2.05%, 10/30/18[b]	200	201,993
2.05%, 06/05/19	200	201,545
2.35%, 10/21/20[b]	100	100,851
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[a]	200	200,570
2.70%, 09/09/18[a,b]	200	204,267
Bank Otkritie Financial Corp. OJSC via OFCB Capital PLC
10.00%, 04/26/19[c]	200	209,750
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21[a]	200	201,276
Barclays PLC
2.75%, 11/08/19	200	200,186
3.25%, 01/12/21[b]	250	252,390
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	50,102
1.60%, 08/15/17 (Call 07/14/17)	200	200,425
2.05%, 06/19/18 (Call 05/15/18)	100	101,158
2.25%, 02/01/19 (Call 01/02/19)	160	162,824
2.45%, 01/15/20 (Call 12/15/19)	150	152,718
BBVA Banco Continental SA
3.25%, 04/08/18[c]	100	102,200

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
BBVA Bancomer SA/Grand Cayman
6.01%, 05/17/22	$100	$101,890
BBVA Bancomer SA/Texas
7.25%, 04/22/20[c]	100	110,300
BNP Paribas SA
2.38%, 09/14/17[b]	550	555,962
BPCE SA
2.25%, 01/27/20[b]	250	251,523
Caixa Economica Federal
4.50%, 10/03/18[c]	150	147,015
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	25	25,024
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	400	401,429
China CITIC Bank International Ltd.
6.88%, 06/24/20[c]	205	227,740
China Construction Bank Asia Corp. Ltd.
VRN, (5 year CMT + 2.750%)
4.25%, 08/20/24 (Call 08/20/19)[c]	200	203,885
China Construction Bank Corp.
VRN, (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[c]	200	201,028
CIT Group Inc.
3.88%, 02/19/19[b]	100	100,500
4.25%, 08/15/17	150	152,156
5.38%, 05/15/20[b]	60	62,925
5.50%, 02/15/19[a,b]	200	209,500
Citigroup Inc.
1.70%, 04/27/18	200	199,801
1.75%, 05/01/18	325	324,866
1.80%, 02/05/18	50	50,094
2.05%, 12/07/18[b]	300	301,505
2.40%, 02/18/20	130	130,801
2.50%, 07/29/19	500	508,249
2.55%, 04/08/19[b]	250	254,316
2.65%, 10/26/20[b]	100	101,059
2.70%, 03/30/21	100	101,152
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18[b]	250	250,665

Security	Principal (000s)	Value
2.30%, 03/12/20	$250	$252,499
2.50%, 09/20/18[b]	400	408,665
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	253,116
2.50%, 01/19/21	750	761,722
Credit Agricole SA
VRN, (3 mo. LIBOR US + 1.233%)
6.64%, 05/29/49 (Call 05/31/17)[a,b]	100	100,250
Credit Agricole SA/London
2.50%, 04/15/19[a]	250	254,932
Credit Suisse AG/New York NY
5.40%, 01/14/20[b]	150	162,633
6.00%, 02/15/18	570	607,031
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	100	99,159
3.13%, 12/10/20[a]	300	299,299
Deutsche Bank AG
3.13%, 01/13/21[b]	350	350,683
Deutsche Bank AG/London
1.88%, 02/13/18	100	99,657
6.00%, 09/01/17	200	210,003
Dexia Credit Local SA/New York NY
1.50%, 10/07/17[a]	250	251,208
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)[b]	250	252,244
Emirates NBD PJSC
3.25%, 11/19/19[c]	200	202,500
Export-Import Bank of India
2.75%, 04/01/20[c]	200	199,869
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	150	150,908
2.88%, 07/27/20 (Call 06/27/20)	100	101,750
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	201,859
First Gulf Bank PJSC
3.25%, 01/14/19[c]	200	204,494
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	200	202,518
2.55%, 10/23/19	350	355,113
2.60%, 04/23/20 (Call 03/23/20)	200	202,378
2.63%, 01/31/19[b]	180	183,610

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.63%, 04/25/21	$250	$251,902
2.75%, 09/15/20 (Call 08/15/20)	170	172,484
6.15%, 04/01/18	525	567,607
7.50%, 02/15/19	250	286,576
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[c]	100	102,025
HBOS PLC
6.75%, 05/21/18[a]	100	108,261
HSBC Holdings PLC
3.40%, 03/08/21[b]	400	413,948
HSBC USA Inc.
1.63%, 01/16/18[b]	300	300,017
1.70%, 03/05/18	200	199,741
2.25%, 06/23/19[b]	100	100,690
2.38%, 11/13/19	100	101,027
2.75%, 08/07/20[b]	200	202,986
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[b]	100	101,009
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	252,934
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[c]	200	202,160
4.80%, 05/22/19[c]	200	212,586
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[c]	400	410,300
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[c]	800	808,418
ING Bank NV
2.00%, 11/26/18[a]	200	201,359
2.45%, 03/16/20[a,b]	400	405,205
Itau Unibanco Holding SA/Cayman Island
2.85%, 05/26/18[c]	200	197,000
JPMorgan Chase & Co.
1.80%, 01/25/18	700	703,920
1.85%, 03/22/19 (Call 02/22/19)	250	251,078
2.20%, 10/22/19	350	354,198
2.25%, 01/23/20 (Call 12/23/19)	100	100,770
2.55%, 10/29/20 (Call 09/29/20)	200	202,849
2.55%, 03/01/21 (Call 02/01/21)[b]	250	253,366

Security	Principal (000s)	Value
2.75%, 06/23/20 (Call 05/23/20)	$250	$255,808
6.13%, 06/27/17	50	52,596
6.30%, 04/23/19	450	506,750
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	250	265,448
KEB Hana Bank
2.50%, 06/12/19[c]	800	811,243
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	250	252,021
2.90%, 09/15/20	75	76,454
KfW
0.88%, 11/16/17[c]	500	499,631
1.00%, 01/26/18[b]	1,010	1,011,695
1.00%, 06/11/18[b]	200	200,179
1.13%, 08/06/18	153	153,444
1.63%, 03/15/21	500	504,004
1.88%, 06/30/20	1,150	1,174,812
4.88%, 06/17/19	800	890,541
Series G
4.38%, 03/15/18	680	722,897
Korea Development Bank (The)
2.25%, 05/18/20	200	201,776
3.00%, 03/17/19	200	206,837
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	120	120,005
1.63%, 08/18/20[c]	200	201,012
1.75%, 04/15/19	300	305,338
Lloyds Bank PLC
2.40%, 03/17/20	250	252,037
2.70%, 08/17/20[b]	250	255,303
Macquarie Bank Ltd.
2.85%, 07/29/20[a]	250	254,126
Malayan Banking Bhd
VRN, (5 year CMT + 2.600%)
3.25%, 09/20/22 (Call 09/20/17)[c]	200	201,522
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	253,418
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	250	254,750
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[a]	250	253,956

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Mizuho Bank Ltd.
2.45%, 04/16/19[a]	$400	$406,124
2.70%, 10/20/20[a,b]	250	254,538
Morgan Stanley
2.13%, 04/25/18	200	201,373
2.38%, 07/23/19	750	757,751
2.45%, 02/01/19	215	218,023
2.50%, 01/24/19	500	508,179
2.50%, 04/21/21	120	120,394
2.65%, 01/27/20	400	406,572
2.80%, 06/16/20	240	244,414
National Australia Bank Ltd./New York
2.63%, 07/23/20[b]	350	357,684
National City Bank/Cleveland OH
5.80%, 06/07/17	250	261,621
National Savings Bank
8.88%, 09/18/18[c]	200	210,250
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[a]	200	201,173
1.88%, 03/13/19[a]	200	203,436
Nordea Bank AB
1.63%, 05/15/18[a]	200	200,436
2.50%, 09/17/20[a]	200	203,504
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	300	300,571
1.50%, 10/21/20	300	299,888
PNC Funding Corp.
5.13%, 02/08/20[e]	400	445,473
6.70%, 06/10/19[e]	75	86,005
QNB Finance Ltd.
2.13%, 02/14/18[c]	200	200,564
2.75%, 10/31/18[c]	200	203,200
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	249,589
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,866
3.20%, 02/08/21 (Call 01/08/21)	100	100,738
Royal Bank of Canada
2.00%, 12/10/18	400	404,878
2.35%, 10/30/20	200	202,742
2.50%, 01/19/21	100	101,969
Royal Bank of Scotland Group PLC
VRN, (3 mo. LIBOR US + 2.320%)
7.64%, 12/31/49 (Call 09/30/17)	100	93,450

Security	Principal (000s)	Value
Royal Bank of Scotland NV
4.65%, 06/04/18	$100	$102,647
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[c]	200	204,782
Santander UK Group Holdings PLC
3.13%, 01/08/21	40	40,287
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17[c]	200	203,609
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[a]	500	510,067
Societe Generale SA
2.50%, 04/08/21[a]	200	201,526
VRN, (3 mo. LIBOR US + 1.750%)
5.92%, 12/31/49 (Call 04/05/17)[a,b]	100	101,000
Standard Chartered PLC
2.25%, 04/17/20[a]	200	196,301
3.05%, 01/15/21[a]	200	202,176
State Bank of India/London
3.62%, 04/17/19[c]	200	207,000
State Street Corp.
1.35%, 05/15/18	50	50,079
2.55%, 08/18/20[b]	70	71,928
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	251,596
2.45%, 10/20/20	250	251,271
2.65%, 07/23/20	250	253,709
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,532
2.90%, 03/03/21 (Call 02/03/21)	250	253,563
Svenska Handelsbanken AB
2.40%, 10/01/20[b]	500	508,847
Swedbank AB
2.65%, 03/10/21[a]	500	510,018
Synovus Financial Corp.
7.88%, 02/15/19	27	29,970
Toronto-Dominion Bank (The)
1.63%, 03/13/18	400	401,863
1.75%, 07/23/18	205	206,157
2.13%, 07/02/19	150	151,809
2.13%, 04/07/21	400	401,222
2.63%, 09/10/18[b]	100	102,547

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Turkiye Halk Bankasi AS
4.88%, 07/19/17[c]	$200	$204,000
Turkiye Is Bankasi
5.00%, 04/30/20[c]	200	203,328
Turkiye Vakiflar Bankasi TAO
VRN, (5 year Swap USD + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[c]	200	200,500
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	50	50,227
1.95%, 11/15/18 (Call 10/15/18)	200	202,787
2.20%, 04/25/19 (Call 03/25/19)	100	102,060
2.35%, 01/29/21 (Call 12/29/20)	100	102,180
UBS AG/Stamford CT
1.38%, 06/01/17	500	499,484
1.80%, 03/26/18	250	251,536
UBS Group Funding Jersey Ltd.
3.00%, 04/15/21[a]	200	200,631
UBS Preferred Funding Trust V
Series 1
VRN, (3 mo. LIBOR US + 1.615%)
6.24%, 05/29/49 (Call 05/15/16)	75	75,097
United Overseas Bank Ltd.
2.50%, 03/18/20[c]	200	204,616
VRN, (5 year Swap USD + 1.995%)
3.75%, 09/19/24 (Call 09/19/19)[c]	400	410,880
VTB Bank OJSC Via VTB Capital SA
6.00%, 04/12/17[c]	200	205,458
Wells Fargo & Co.
1.50%, 01/16/18	350	351,229
2.10%, 05/08/17	350	353,107
2.13%, 04/22/19	200	203,026
2.15%, 01/15/19	780	792,927
2.50%, 03/04/21	100	101,464
2.55%, 12/07/20	690	702,949
Westpac Banking Corp.
1.20%, 05/19/17	155	154,885
1.50%, 12/01/17[b]	200	200,558
2.25%, 01/17/19[b]	50	50,656
2.60%, 11/23/20[b]	500	510,172
4.88%, 11/19/19[b]	50	54,862

Security	Principal (000s)	Value
Woori Bank
2.63%, 07/22/20[c]	$200	$203,204

		61,802,740
BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[b]	25	25,067
1.90%, 02/01/19	190	192,593
2.15%, 02/01/19	100	101,955
2.65%, 02/01/21 (Call 01/01/21)	440	452,095
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	400	401,690
5.38%, 01/15/20	50	56,131
7.75%, 01/15/19	300	348,894
Beverages & More Inc.
10.00%, 11/15/18 (Call 05/31/16)[a]	9	8,303
Coca-Cola Co. (The)
1.65%, 11/01/18[b]	200	203,246
1.88%, 10/27/20[b]	200	203,075
Constellation Brands Inc.
3.88%, 11/15/19[b]	50	52,625
7.25%, 09/01/16	50	50,813
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	50	52,375
Diageo Capital PLC
1.50%, 05/11/17	275	276,061
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	100	102,043
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 05/31/16)[a]	45	46,688
Molson Coors Brewing Co.
2.00%, 05/01/17	175	175,742
PepsiCo Inc.
1.25%, 08/13/17	300	301,638
1.85%, 04/30/20 (Call 03/30/20)	50	50,664
2.15%, 10/14/20 (Call 09/14/20)	200	205,227
3.13%, 11/01/20	50	53,254
4.50%, 01/15/20	150	166,161
SABMiller PLC
6.50%, 07/15/18[a]	150	165,996

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Suntory Holdings Ltd.
1.65%, 09/29/17[a]	$200	$200,450

		3,892,786
BIOTECHNOLOGY — 0.25%
Amgen Inc.
2.13%, 05/15/17	25	25,246
2.20%, 05/22/19 (Call 04/22/19)	200	203,929
5.70%, 02/01/19[b]	350	388,726
Biogen Inc.
2.90%, 09/15/20	200	206,822
Celgene Corp.
2.13%, 08/15/18	250	253,099
2.88%, 08/15/20	150	154,870
Gilead Sciences Inc.
1.85%, 09/04/18	100	101,563
2.55%, 09/01/20	75	77,399

		1,411,654
BUILDING MATERIALS — 0.10%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 05/31/16)	35	28,700
Boise Cascade Co.
6.38%, 11/01/20 (Call 05/31/16)	15	14,981
Cemex SAB de CV
FRN, (3 mo. LIBOR US + 4.750%)
5.38%, 10/15/18[c]	200	205,000
CRH America Inc.
8.13%, 07/15/18[b]	100	112,634
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,600
Norbord Inc.
5.38%, 12/01/20[a]	15	15,150
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	50	52,000
U.S. Concrete Inc.
8.50%, 12/01/18 (Call 05/31/16)	24	24,960
USG Corp.
7.88%, 03/30/20 (Call 05/31/16)[a]	25	26,062
9.75%, 01/15/18[b]	50	56,125

		576,212

Security	Principal (000s)	Value
CHEMICALS — 0.56%
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[c]	$200	$203,354
Cornerstone Chemical Co.
9.38%, 03/15/18 (Call 05/31/16)[a]	40	37,400
Dow Chemical Co. (The)
5.70%, 05/15/18	100	107,624
8.55%, 05/15/19	150	178,473
Eastman Chemical Co.
2.40%, 06/01/17	75	75,584
2.70%, 01/15/20 (Call 12/15/19)	250	254,507
Ecolab Inc.
1.45%, 12/08/17	50	49,983
EI du Pont de Nemours & Co.
6.00%, 07/15/18	100	109,905
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/16)[b]	100	83,750
8.88%, 02/01/18 (Call 05/31/16)	100	77,500
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	50	50,375
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 05/31/16)[a,b]	200	202,500
Kissner Milling Co. Ltd.
7.25%, 06/01/19 (Call 06/01/16)[a]	18	17,730
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	215,335
Monsanto Co.
2.13%, 07/15/19	100	101,250
OMNOVA Solutions Inc.
7.88%, 11/01/18 (Call 05/31/16)	25	25,063
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	100	112,817
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	250	251,060
PQ Corp.
8.75%, 11/01/18 (Call 05/13/16)[a]	50	52,063
Praxair Inc.
4.50%, 08/15/19	150	163,768

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 05/31/16)[a]	$75	$64,500
SABIC Capital II BV
2.63%, 10/03/18[c]	200	202,290
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[c]	200	204,232
Solvay Finance America LLC
3.40%, 12/03/20 (Call 11/03/20)[a]	200	207,037
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	50	36,875
Tronox Finance LLC
6.38%, 08/15/20 (Call 05/31/16)	50	42,531
Unifrax I LLC/Unifrax Holding Co.
7.50%, 02/15/19 (Call 05/31/16)[a]	27	21,398

		3,148,904
COAL — 0.00%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 05/31/16)	25	11,375

		11,375
COMMERCIAL SERVICES — 0.32%
ADT Corp. (The)
2.25%, 07/15/17[b]	50	50,625
5.25%, 03/15/20	50	52,000
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/16)	50	50,000
8.75%, 12/01/20 (Call 05/31/16)	50	46,875
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	92,682
BakerCorp International Inc.
8.25%, 06/01/19 (Call 05/31/16)	9	7,335
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	75	58,125
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/31/16)[a]	50	50,000

Security	Principal (000s)	Value
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[a]	$35	$31,675
Deluxe Corp.
6.00%, 11/15/20 (Call 11/15/16)	20	20,750
DP World Ltd.
3.25%, 05/18/20[c]	200	203,232
DynCorp International Inc.
10.38%, 07/01/17 (Call 05/31/16)	50	42,250
ERAC USA Finance LLC
2.35%, 10/15/19[a]	100	100,913
6.38%, 10/15/17[a]	50	53,358
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	50	41,375
9.75%, 08/01/18 (Call 05/31/16)[a]	31	31,000
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/31/16)[b]	50	50,776
6.75%, 04/15/19 (Call 05/31/16)[b]	100	101,773
7.38%, 01/15/21 (Call 05/31/16)	50	51,562
iPayment Inc.
9.50%, 12/15/19 (Call 05/31/16)[a]	17	18,027
Laureate Education Inc.
9.25%, 09/01/19 (Call 05/31/16)[a,b]	50	45,250
Live Nation Entertainment Inc.
7.00%, 09/01/20 (Call 09/01/16)[a]	50	52,375
MasterCard Inc.
2.00%, 04/01/19[b]	75	76,558
Modular Space Corp.
10.25%, 01/31/19 (Call 05/31/16)[a]	50	25,750
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/16)[b]	50	42,625
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 05/31/16)[a]	35	33,425

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
RR Donnelley & Sons Co.
7.63%, 06/15/20[b]	$50	$51,625
7.88%, 03/15/21[b]	25	25,875
8.25%, 03/15/19	15	15,938
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	36,352
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 05/31/16)[a]	50	50,000
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 05/31/16)	15	15,450
7.63%, 10/01/18	25	28,063
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 05/31/16)[a]	50	34,000
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,837
Western Union Co. (The)
2.88%, 12/10/17	50	50,513

		1,763,969
COMPUTERS — 0.62%
Apple Inc.
1.00%, 05/03/18	25	24,989
1.05%, 05/05/17	350	350,805
1.55%, 02/07/20[b]	200	200,368
1.70%, 02/22/19	30	30,386
2.00%, 05/06/20[b]	200	203,494
2.10%, 05/06/19	50	51,205
2.25%, 02/23/21 (Call 01/23/21)	345	352,486
Dell Inc.
4.63%, 04/01/21	50	48,750
5.88%, 06/15/19[b]	50	52,250
EMC Corp./MA
1.88%, 06/01/18[b]	175	171,984
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[a]	480	484,571
3.60%, 10/15/20 (Call 09/15/20)[a]	100	103,357
International Business Machines Corp.
1.25%, 02/08/18	200	200,730
2.25%, 02/19/21	100	102,155
5.70%, 09/14/17[b]	800	851,330

Security	Principal (000s)	Value
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[b]	$100	$99,000
NetApp Inc.
2.00%, 12/15/17	25	24,972
Seagate HDD Cayman
3.75%, 11/15/18	100	100,000

		3,452,832
COSMETICS & PERSONAL CARE — 0.07%
Avon Products Inc.
5.75%, 03/01/18	25	24,391
6.50%, 03/01/19	25	22,375
Colgate-Palmolive Co.
1.75%, 03/15/19	25	25,514
Procter & Gamble Co. (The)
4.70%, 02/15/19	250	274,343
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/16)[b]	50	50,812

		397,435
DISTRIBUTION & WHOLESALE — 0.01%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	50	53,062

		53,062
DIVERSIFIED FINANCIAL SERVICES — 1.84%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[b]	300	304,125
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	300	301,140
Aircastle Ltd.
5.13%, 03/15/21[b]	50	52,875
6.25%, 12/01/19[b]	100	109,750
Ally Financial Inc.
3.25%, 02/13/18[b]	100	100,000
3.60%, 05/21/18[b]	100	100,500
3.75%, 11/18/19	150	149,625
4.13%, 03/30/20[b]	25	25,469
4.25%, 04/15/21	100	101,750
4.75%, 09/10/18	50	51,250
8.00%, 12/31/18[b]	50	54,688

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
8.00%, 03/15/20[b]	$58	$65,757
American Express Co.
1.55%, 05/22/18	200	199,833
American Express Credit Corp.
1.13%, 06/05/17	50	49,894
1.55%, 09/22/17	350	351,100
1.88%, 11/05/18 (Call 10/05/18)	35	35,253
2.13%, 03/18/19	50	50,676
2.38%, 05/26/20 (Call 04/25/20)	200	203,247
Series F
2.60%, 09/14/20 (Call 08/14/20)	200	204,413
Ameriprise Financial Inc.
5.30%, 03/15/20	100	111,525
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[c]	600	621,146
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[c]	200	167,500
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	184	196,637
BOC Aviation Pte Ltd.
3.00%, 03/30/20[c]	200	201,509
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.75%, 02/15/18 (Call 05/31/16)[a]	50	49,000
Charles Schwab Corp. (The)
4.45%, 07/22/20	250	275,443
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[c]	200	200,976
CITIC Securities Finance MTN Co. Ltd.
3.50%, 10/30/19	200	203,678
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[a,b]	200	189,000
Creditcorp
12.00%, 07/15/18 (Call 07/15/16)[a]	25	13,000
Denali International LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	100	105,250

Security	Principal (000s)	Value
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	$50	$31,438
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	202,517
3.00%, 06/12/17	200	202,697
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[a]	400	409,241
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)[b]	300	307,562
4.38%, 09/16/20	150	165,981
5.50%, 01/08/20	100	113,983
5.63%, 09/15/17[b]	50	53,199
5.63%, 05/01/18	250	272,729
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[c]	200	201,630
HSBC Finance Corp.
6.68%, 01/15/21[b]	100	114,928
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	50	49,875
4.88%, 03/15/19 (Call 07/15/16)	150	148,875
6.00%, 08/01/20 (Call 02/01/17)	100	99,760
ICBCIL Finance Co. Ltd.
3.20%, 11/10/20[c]	200	202,844
Intercontinental Exchange Inc.
2.50%, 10/15/18	50	50,932
2.75%, 12/01/20 (Call 11/01/20)	40	41,181
International Lease Finance Corp.
6.25%, 05/15/19	100	108,500
8.25%, 12/15/20[b]	100	118,125
8.75%, 03/15/17	100	105,300
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[a]	200	181,000
Jefferies Group LLC
5.13%, 04/13/18	200	207,329
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[a]	50	45,750

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.38%, 10/01/17 (Call 04/01/17)	$25	$25,063
LeasePlan Corp. NV
2.88%, 01/22/19[a]	200	199,094
Macquarie Group Ltd.
3.00%, 12/03/18[a]	200	205,226
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	100	101,634
2.30%, 11/01/20 (Call 10/01/20)	100	100,927
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 05/31/16)[b]	50	48,750
7.88%, 10/01/20 (Call 10/01/16)	50	48,000
9.63%, 05/01/19 (Call 05/31/16)	35	36,488
Navient Corp.
4.88%, 06/17/19[b]	50	47,900
5.00%, 10/26/20[b]	100	95,500
5.50%, 01/15/19[b]	50	49,625
8.00%, 03/25/20	100	105,000
8.45%, 06/15/18	150	160,500
Series A
5.00%, 06/15/18 (Call 06/15/16)	16	15,700
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	50	46,500
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/31/16)	25	19,125
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	50	51,125
Outerwall Inc.
6.00%, 03/15/19 (Call 05/31/16)[b]	50	44,625
Oxford Finance LLC/Oxford Finance Co-Issuer Inc.
7.25%, 01/15/18 (Call 05/31/16)[a]	25	24,875
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 05/31/16)[a]	25	26,281

Security	Principal (000s)	Value
Springleaf Finance Corp.
6.90%, 12/15/17[b]	$300	$312,375
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	70	70,402
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 05/31/16)[a,b]	15	11,700
Visa Inc.
1.20%, 12/14/17[b]	100	100,447
2.20%, 12/14/20 (Call 11/14/20)	65	66,586

		10,294,833
ELECTRIC — 1.54%
Abu Dhabi National Energy Co. PJSC
2.50%, 01/12/18[a]	200	200,250
AES Corp./VA
8.00%, 06/01/20[b]	50	57,750
Alabama Power Co.
5.50%, 10/15/17	100	105,512
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	100	101,688
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	275	273,726
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	101,117
8.75%, 03/01/19	50	59,094
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	100	101,836
5.75%, 04/01/18	25	26,965
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[c]	100	99,000
CMS Energy Corp.
5.05%, 02/15/18	150	158,482
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	100	101,092
5.80%, 03/15/18	100	107,866
Consumers Energy Co.
6.70%, 09/15/19	150	173,289
DEWA Sukuk 2013 Ltd.
3.00%, 03/05/18[c]	200	202,750
Dominion Resources Inc./VA
1.90%, 06/15/18	100	99,852

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Series A
1.40%, 09/15/17	$200	$199,401
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	18	18,360
6.75%, 10/01/19 (Call 09/01/19)	15	15,412
Duke Energy Corp.
1.63%, 08/15/17[b]	90	90,038
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	180	181,530
E.ON International Finance BV
5.80%, 04/30/18[a]	100	106,997
EDP Finance BV
4.90%, 10/01/19[a,b]	100	105,497
Electricite de France SA
2.15%, 01/22/19[a]	200	203,675
6.50%, 01/26/19[a]	75	84,509
Enel Finance International NV
6.25%, 09/15/17[a]	500	531,035
Engie SA
1.63%, 10/10/17[a]	100	100,086
Entergy Texas Inc.
7.13%, 02/01/19	300	340,305
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	155	157,106
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	100,231
2.85%, 06/15/20 (Call 05/15/20)	125	127,252
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	101,100
6.20%, 10/01/17	25	26,487
Florida Power & Light Co.
5.55%, 11/01/17	25	26,577
GenOn Energy Inc.
7.88%, 06/15/17	50	43,250
9.50%, 10/15/18	50	38,750
Georgia Power Co.
1.95%, 12/01/18	550	554,555
Hydro-Quebec
1.38%, 06/19/17	100	100,517
Israel Electric Corp. Ltd.
9.38%, 01/28/20[b,c]	200	244,370

Security	Principal (000s)	Value
Jersey Central Power & Light Co.
7.35%, 02/01/19	$100	$112,744
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[c]	200	203,803
Majapahit Holding BV
7.75%, 01/20/20[c]	400	458,000
Nevada Power Co.
6.50%, 08/01/18	100	110,382
7.13%, 03/15/19	30	34,568
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	100	100,069
2.30%, 04/01/19	115	115,737
NiSource Finance Corp.
6.40%, 03/15/18	10	10,848
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)[b]	30	30,509
NRG Energy Inc.
7.63%, 01/15/18	50	53,500
8.25%, 09/01/20 (Call 05/31/16)[b]	50	51,750
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	100	105,397
8.25%, 10/15/18	100	115,762
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[b]	25	25,251
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	75,086
Progress Energy Inc.
7.05%, 03/15/19	400	451,049
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)[b]	100	101,859
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	150	150,006
Southern Co. (The)
2.45%, 09/01/18	100	101,544
2.75%, 06/15/20 (Call 05/15/20)	150	152,128
Southwestern Public Service Co. Series G
8.75%, 12/01/18	150	175,983

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[c]	$200	$204,970
Talen Energy Supply LLC
4.63%, 07/15/19 (Call 07/15/16)[a]	50	46,500
6.50%, 05/01/18	50	51,250
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	45,994
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	25,064
Wisconsin Public Service Corp.
1.65%, 12/04/18[b]	40	40,130

		8,617,192
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 10/15/16)[a]	20	17,700
GrafTech International Ltd.
6.38%, 11/15/20 (Call 11/15/16)	9	6,008
International Wire Group Holdings Inc.
8.50%, 10/15/17 (Call 05/31/16)[a]	25	24,906
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 05/31/16)[b]	25	24,375

		72,989
ELECTRONICS — 0.18%
Corning Inc.
1.50%, 05/08/18	40	39,786
Honeywell International Inc.
5.00%, 02/15/19	75	82,570
5.30%, 03/01/18	300	322,852
Jabil Circuit Inc.
8.25%, 03/15/18	25	27,222
Koninklijke Philips NV
5.75%, 03/11/18	20	21,450
Real Alloy Holding Inc.
10.00%, 01/15/19 (Call 01/15/18)[a]	27	27,000

Security	Principal (000s)	Value
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	$200	$206,500
Sanmina Corp.
4.38%, 06/01/19[a]	27	27,608
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	250	253,855

		1,008,843
ENERGY – ALTERNATE SOURCES — 0.04%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[a]	200	198,000

		198,000
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
1.63%, 05/08/17	150	150,460
Abengoa Finance SAU
8.88%, 11/01/17[a,f]	300	24,000
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 05/31/16)[a]	50	48,000
Tutor Perini Corp.
7.63%, 11/01/18 (Call 05/31/16)	36	35,730

		258,190
ENTERTAINMENT — 0.13%
DreamWorks Animation SKG Inc.
6.88%, 08/15/20 (Call 08/15/16)[a]	25	26,625
Gibson Brands Inc.
8.88%, 08/01/18 (Call 05/31/16)[a]	25	13,875
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	100	103,000
4.88%, 11/01/20 (Call 08/01/20)	50	52,750
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 05/31/16)[a]	50	51,750
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	200	209,500

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Lions Gate Entertainment Corp.
5.25%, 08/01/18	$32	$32,800
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 05/03/16)[a,b]	42	42,000
Scientific Games Corp.
8.13%, 09/15/18 (Call 05/31/16)[b]	100	96,250
Scientific Games International Inc.
6.25%, 09/01/20 (Call 05/31/16)	9	5,782
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 05/31/16)[a]	50	51,750
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 05/31/16)[a]	50	51,375

		737,457
ENVIRONMENTAL CONTROL — 0.04%
GFL Environmental Inc.
9.88%, 02/01/21 (Call 02/01/18)[a]	50	52,750
Republic Services Inc.
5.50%, 09/15/19	100	111,731
Tervita Corp.
8.00%, 11/15/18 (Call 05/31/16)[a]	50	43,125
10.88%, 02/15/18 (Call 05/31/16)[a]	20	3,750

		211,356
FOOD — 0.62%
Aramark Services Inc.
5.75%, 03/15/20 (Call 05/31/16)	15	15,487
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 05/31/16)[a]	76	73,530
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 05/31/16)[a,b]	25	25,125
ConAgra Foods Inc.
1.90%, 01/25/18	175	175,829

Security	Principal (000s)	Value
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 05/31/16)[a]	$25	$25,125
General Mills Inc.
2.20%, 10/21/19	225	229,679
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[c]	200	205,500
JM Smucker Co. (The)
2.50%, 03/15/20	100	102,043
Kellogg Co.
1.75%, 05/17/17	150	150,587
3.25%, 05/21/18	50	51,846
Kraft Heinz Foods Co.
2.25%, 06/05/17	150	151,263
2.80%, 07/02/20 (Call 06/02/20)[a]	275	282,940
5.38%, 02/10/20	50	55,855
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	50,931
2.60%, 02/01/21 (Call 01/01/21)	250	256,655
Marfrig Holdings Europe BV
8.38%, 05/09/18[c]	200	206,000
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	200	203,526
6.13%, 02/01/18	200	216,017
Safeway Inc.
5.00%, 08/15/19	18	18,000
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 05/31/16)[a]	25	26,500
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 05/31/16)[a,b]	100	101,625
Sysco Corp.
1.90%, 04/01/19	35	35,226
2.60%, 10/01/20 (Call 09/01/20)[b]	200	204,711
Tesco PLC
5.50%, 11/15/17[a]	100	104,824
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	100	102,629

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
U.S. Foods Inc.
8.50%, 06/30/19 (Call 05/31/16)[b]	$50	$51,312
Unilever Capital Corp.
2.10%, 07/30/20	100	101,964
2.20%, 03/06/19	100	102,728
Wells Enterprises Inc.
6.75%, 02/01/20 (Call 05/31/16)[a]	6	6,180
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[a]	100	105,068
Woolworths Ltd.
4.00%, 09/22/20[a]	25	25,915

		3,464,620
FOREST PRODUCTS & PAPER — 0.05%
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[a]	100	101,719
International Paper Co.
7.95%, 06/15/18	125	140,315
PH Glatfelter Co.
5.38%, 10/15/20 (Call 10/15/16)	12	12,120
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[a]	25	18,000

		272,154
GAS — 0.05%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	70	71,685
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	42	43,785
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	100	98,905
6.15%, 06/15/18	25	26,916
9.80%, 02/15/19	50	60,340

		301,631
HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 05/31/16)[a,b]	50	45,000

Security	Principal (000s)	Value
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$100	$93,387

		138,387
HEALTH CARE – PRODUCTS — 0.39%
Alere Inc.
7.25%, 07/01/18 (Call 05/31/16)[b]	50	51,125
Becton Dickinson and Co.
1.80%, 12/15/17	350	351,556
Boston Scientific Corp.
2.65%, 10/01/18	50	51,035
2.85%, 05/15/20	100	102,189
CR Bard Inc.
1.38%, 01/15/18	50	49,961
Danaher Corp.
1.65%, 09/15/18	250	253,498
DJO Finance LLC/DJO Finance Corp.
10.75%, 04/15/20 (Call 05/16/16)[a]	50	40,062
Edwards Lifesciences Corp.
2.88%, 10/15/18	50	51,138
Hanger Inc.
9.13%, 11/15/18 (Call 05/31/16)	25	23,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 05/31/16)	50	50,532
12.50%, 11/01/19 (Call 05/31/16)	100	96,000
Life Technologies Corp.
6.00%, 03/01/20	50	56,790
Mallinckrodt International Finance SA
3.50%, 04/15/18	25	24,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	50	48,000
Medtronic Inc.
1.50%, 03/15/18	300	302,099
2.50%, 03/15/20	200	206,506
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	51,367
Stryker Corp.
2.00%, 03/08/19	100	101,049

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/16)	$50	$46,690
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	35	35,183
2.70%, 04/01/20 (Call 03/01/20)	200	203,509

		2,196,414
HEALTH CARE – SERVICES — 0.61%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	250	249,730
2.20%, 03/15/19 (Call 02/15/19)	50	50,443
Amsurg Corp.
5.63%, 11/30/20 (Call 05/31/16)	25	25,625
Anthem Inc.
2.25%, 08/15/19	100	101,039
2.30%, 07/15/18	50	50,678
4.35%, 08/15/20	100	108,412
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)[a,b]	95	99,987
5.75%, 06/01/17[b]	50	51,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 05/31/16)[b]	50	50,625
7.13%, 07/15/20 (Call 07/15/16)[b]	100	96,528
8.00%, 11/15/19 (Call 05/31/16)[b]	150	150,937
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	50	51,750
6.50%, 09/15/18[a]	50	54,935
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	100	109,500
HCA Holdings Inc.
6.25%, 02/15/21	100	108,650
HCA Inc.
3.75%, 03/15/19	100	102,750
4.25%, 10/15/19[b]	50	52,000
6.50%, 02/15/20[b]	176	194,920
8.00%, 10/01/18[b]	50	56,563

Security	Principal (000s)	Value
Humana Inc.
6.30%, 08/01/18	$25	$27,457
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 05/31/16)	50	47,750
Kindred Healthcare Inc.
8.00%, 01/15/20	50	49,800
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	100,516
LifePoint Health Inc.
6.63%, 10/01/20 (Call 05/31/16)	50	51,625
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,804
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[a]	200	205,834
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 04/15/18)[a]	50	50,000
Tenet Healthcare Corp.
5.00%, 03/01/19[b]	50	49,500
5.50%, 03/01/19	200	200,000
6.00%, 10/01/20[b]	100	106,000
6.75%, 02/01/20	29	29,145
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,201
2.70%, 07/15/20[b]	450	467,636
6.00%, 02/15/18	25	27,107
Universal Health Services Inc.
3.75%, 08/01/19[a]	25	25,625
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	50	52,063

		3,407,635
HOLDING COMPANIES – DIVERSIFIED — 0.28%
Alphabet Holding Co. Inc.
7.75% (8.50% PIK), 11/01/17 (Call 05/16/16)[d]	25	25,300
American Capital Ltd.
6.50%, 09/15/18 (Call 05/31/16)[a]	72	73,170
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	100	100,757

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
HRG Group Inc.
7.88%, 07/15/19 (Call 05/31/16)[b]	$50	$52,750
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[c]	400	420,103
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[a]	200	223,639
Hutchison Whampoa International 12 Ltd. VRN, (5 year CMT + 5.176%)
6.00%, 05/29/49 (Call 05/07/17)[a]	200	207,000
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	199,785
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[a,b]	37	37,647
Wharf Finance Ltd.
3.50%, 01/23/19[c]	200	205,866

		1,546,017
HOME BUILDERS — 0.15%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	46,375
9.13%, 05/15/19 (Call 05/16/16)	6	5,880
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/30/16)[a,b]	50	49,000
CalAtlantic Group Inc.
6.63%, 05/01/20	15	16,575
8.38%, 05/15/18	50	55,500
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[b]	100	102,250
4.00%, 02/15/20[b]	25	25,938
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 05/31/16)[a,b]	50	44,649
9.13%, 11/15/20 (Call 05/31/16)[a]	15	11,100

Security	Principal (000s)	Value
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	$100	$100,500
9.10%, 09/15/17	26	27,950
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	51,719
4.50%, 11/15/19 (Call 08/15/19)[b]	25	25,953
4.75%, 04/01/21 (Call 02/01/21)[b]	45	46,867
6.95%, 06/01/18	25	26,938
Mattamy Group Corp.
6.50%, 11/15/20 (Call 05/31/16)[a]	50	48,437
Meritage Homes Corp.
7.15%, 04/15/20	25	26,625
Toll Brothers Finance Corp.
8.91%, 10/15/17	50	55,000
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	33	33,082
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)	50	51,875

		852,213
HOUSEHOLD PRODUCTS & WARES — 0.18%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	50	53,000
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	50,047
Kimberly-Clark Corp.
1.40%, 02/15/19	55	55,418
2.15%, 08/15/20	85	87,003
6.13%, 08/01/17[b]	100	106,321
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/30/16)[b]	150	155,625
7.88%, 08/15/19 (Call 05/31/16)[b]	200	207,000
8.25%, 02/15/21 (Call 05/31/16)[b]	100	103,500
9.00%, 04/15/19 (Call 05/31/16)[b]	100	101,500

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	$50	$52,764
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 05/31/16)[a]	50	47,125

		1,019,303
HOUSEWARES — 0.02%
Newell Brands Inc.
2.15%, 10/15/18	75	74,784
3.15%, 04/01/21 (Call 03/01/21)	30	31,049

		105,833
INSURANCE — 0.75%
Aflac Inc.
2.40%, 03/16/20[b]	100	102,502
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	325	328,706
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	140	140,763
1.70%, 03/15/19	500	506,722
5.40%, 05/15/18	200	216,905
CNA Financial Corp.
5.88%, 08/15/20	50	55,786
CNO Financial Group Inc.
4.50%, 05/30/20	50	51,500
Genworth Holdings Inc.
6.52%, 05/22/18	50	48,438
7.20%, 02/15/21	25	20,875
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	111,396
6.00%, 01/15/19	100	109,174
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13% (8.88% PIK), 07/15/19 (Call 05/31/16)[a,d]	50	46,500
Jackson National Life Global Funding
2.60%, 12/09/20[a]	200	202,115
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	201,751
MassMutual Global Funding II
2.45%, 11/23/20[a]	250	255,420

Security	Principal (000s)	Value
MetLife Inc.
1.76%, 12/15/17	$100	$100,540
Metropolitan Life Global Funding I
1.95%, 12/03/18[a]	150	151,585
2.50%, 12/03/20[a,b]	150	152,857
New York Life Global Funding
1.55%, 11/02/18[a]	150	150,722
2.15%, 06/18/19[a]	150	152,771
Pricoa Global Funding I
1.90%, 09/21/18[a]	150	151,341
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,270
Principal Life Global Funding II
2.63%, 11/19/20[a]	100	101,685
Prudential Financial Inc. Series D
6.00%, 12/01/17	250	267,040
Radian Group Inc.
5.25%, 06/15/20[b]	50	50,375
Reliance Standard Life Global Funding II
2.38%, 05/04/20[a]	100	99,057
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	54,416
Voya Financial Inc.
2.90%, 02/15/18	100	101,358
WR Berkley Corp.
7.38%, 09/15/19	100	115,942
XLIT Ltd.
2.30%, 12/15/18	25	25,113

		4,173,625
INTERNET — 0.35%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	200	201,229
Amazon.com Inc.
1.20%, 11/29/17	100	100,310
2.60%, 12/05/19 (Call 11/05/19)	50	51,958
Ancestry.com Inc.
11.00%, 12/15/20 (Call 12/15/16)	50	54,500
Baidu Inc.
3.00%, 06/30/20[b]	200	203,210
eBay Inc.
1.35%, 07/15/17	125	124,819

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
2.20%, 08/01/19 (Call 07/01/19)[b]	$300	$302,179
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	50	52,050
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 05/31/16)	50	51,500
j2 Cloud Services Inc.
8.00%, 08/01/20 (Call 08/01/16)	25	26,094
Mood Media Corp.
9.25%, 10/15/20 (Call 05/30/16)[a]	25	17,125
Netflix Inc.
5.38%, 02/01/21[b]	50	52,875
Symantec Corp.
4.20%, 09/15/20	250	256,219
Tencent Holdings Ltd.
3.38%, 05/02/19[c]	400	413,693
Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 05/14/16)	50	53,313

		1,961,074
IRON & STEEL — 0.37%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/31/16)	50	42,500
8.75%, 12/01/18 (Call 05/31/16)	25	25,813
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	50	41,250
ArcelorMittal
5.13%, 06/01/20[b]	50	49,250
6.13%, 06/01/18	250	259,220
6.50%, 03/01/21[b]	100	102,250
10.85%, 06/01/19	50	57,250
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC
7.13%, 05/01/18 (Call 05/31/16)[a]	50	51,375
CITIC Ltd. VRN, (5 year CMT + 7.816%)
8.63%, 05/29/49 (Call 11/22/18)[c]	200	225,000

Security	Principal (000s)	Value
Cliffs Natural Resources Inc.
8.00%, 09/30/20 (Call 09/30/17)[a,b]	$50	$32,750
8.25%, 03/31/20 (Call 03/31/18)[a]	75	70,500
Commercial Metals Co.
7.35%, 08/15/18	50	53,000
CSN Islands XI Corp.
6.88%, 09/21/19[c]	100	66,000
Evraz Group SA
6.50%, 04/22/20[c]	200	200,030
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[a]	25	22,875
Gerdau Trade Inc.
5.75%, 01/30/21[c]	100	95,500
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 05/31/16)	50	46,062
Metalloinvest Finance Ltd.
5.63%, 04/17/20[c]	200	202,426
Severstal OAO Via Steel Capital SA
4.45%, 03/19/18[c]	200	203,236
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)	50	51,812
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	50	43,625
7.00%, 02/01/18[b]	100	102,000

		2,043,724
LEISURE TIME — 0.01%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	25	25,406
5.25%, 11/15/19 (Call 11/15/16)[a]	50	51,375

		76,781
LODGING — 0.07%
Boyd Gaming Corp.
9.00%, 07/01/20 (Call 07/01/16)	25	26,383
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	50	49,125

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	$80	$80,871
MGM Resorts International
5.25%, 03/31/20[b]	50	51,250
6.75%, 10/01/20[b]	50	53,375
8.63%, 02/01/19[b]	100	113,750
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,012

		399,766
MACHINERY — 0.44%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 05/31/16)[a,b]	50	43,875
Briggs & Stratton Corp.
6.88%, 12/15/20	14	15,225
Case New Holland Industrial Inc.
7.88%, 12/01/17	59	62,835
Caterpillar Financial Services Corp.
2.10%, 06/09/19	250	255,590
2.50%, 11/13/20	250	257,812
7.15%, 02/15/19	200	231,090
Cleaver-Brooks Inc.
8.75%, 12/15/19 (Call 05/31/16)[a]	15	14,700
CNH Industrial Capital LLC
3.38%, 07/15/19[b]	100	98,500
3.63%, 04/15/18[b]	100	100,625
3.88%, 07/16/18[b]	100	100,250
4.88%, 04/01/21[b]	100	100,000
John Deere Capital Corp.
1.13%, 06/12/17	200	200,118
1.30%, 03/12/18	100	100,421
1.95%, 12/13/18	200	203,327
2.05%, 03/10/20	100	101,378
2.38%, 07/14/20[b]	55	56,388
5.75%, 09/10/18	25	27,562
Series 0014
2.45%, 09/11/20	100	102,716
Roper Technologies Inc.
2.05%, 10/01/18	300	302,822
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[a,b]	50	41,000

Security	Principal (000s)	Value
Terex Corp.
6.50%, 04/01/20 (Call 05/31/16)	$15	$15,007
Xerium Technologies Inc.
8.88%, 06/15/18 (Call 05/31/16)	36	31,770

		2,463,011
MANUFACTURING — 0.27%
3M Co.
1.00%, 06/26/17	100	100,090
2.00%, 08/07/20[b]	100	101,852
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	70	71,991
Bombardier Inc.
4.75%, 04/15/19[a]	50	46,500
5.50%, 09/15/18[a]	55	54,175
7.75%, 03/15/20[a,b]	50	49,375
Eaton Corp.
1.50%, 11/02/17	175	175,334
General Electric Co.
5.25%, 12/06/17	325	347,145
Koppers Inc.
7.88%, 12/01/19 (Call 05/31/16)	33	33,536
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/01/16)	25	24,000
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	100,654
Siemens Financieringsmaatschappij NV
1.45%, 05/25/18[a]	250	251,421
SPX FLOW Inc.
6.88%, 09/01/17[b]	50	51,688
Techniplas LLC
10.00%, 05/01/20 (Call 11/01/17)[a]	31	21,700
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	60	60,524

		1,489,985
MEDIA — 0.96%
21st Century Fox America Inc.
6.90%, 03/01/19	200	227,914
American Media Inc.
11.50%, 12/15/17 (Call 05/31/16)	25	25,250
Cablevision Systems Corp.
7.75%, 04/15/18[b]	75	78,563

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
8.00%, 04/15/20[b]	$50	$50,100
8.63%, 09/15/17	50	53,000
CBS Corp.
1.95%, 07/01/17[b]	100	100,320
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 05/07/16)	43	43,765
7.38%, 06/01/20 (Call 05/07/16)	52	53,924
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[a]	250	259,260
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 05/31/16)[a,b]	100	102,378
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 05/31/16)[b]	125	115,860
Comcast Corp.
5.70%, 05/15/18	450	491,226
5.70%, 07/01/19	50	56,566
6.30%, 11/15/17	50	54,012
Cox Communications Inc.
9.38%, 01/15/19[a]	50	58,475
CSC Holdings LLC
7.63%, 07/15/18	100	108,250
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/31/16)	25	10,375
Discovery Communications LLC
5.05%, 06/01/20[b]	100	108,504
DISH DBS Corp.
4.25%, 04/01/18[b]	100	102,000
5.13%, 05/01/20	50	50,375
7.88%, 09/01/19	100	110,250
Graham Holdings Co.
7.25%, 02/01/19	50	53,500
Gray Television Inc.
7.50%, 10/01/20 (Call 05/31/16)	50	52,375
Historic TW Inc.
6.88%, 06/15/18	25	27,701
iHeartCommunications Inc.
6.88%, 06/15/18	20	11,800

Security	Principal (000s)	Value
9.00%, 12/15/19 (Call 05/31/16)[b]	$100	$77,500
9.00%, 03/01/21 (Call 05/31/16)	150	106,125
10.00%, 01/15/18 (Call 07/15/16)[b]	50	19,750
Myriad International Holdings BV
6.00%, 07/18/20[c]	200	218,192
NBCUniversal Media LLC
5.15%, 04/30/20	100	113,488
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 05/31/16)	50	52,375
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	100	102,750
Numericable-SFR SA
4.88%, 05/15/19 (Call 05/16/16)[a]	200	207,400
Radio One Inc.
9.25%, 02/15/20 (Call 02/15/17)[a]	50	40,250
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/31/16)	100	103,750
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/31/16)[a]	50	50,938
Spanish Broadcasting System Inc.
12.50%, 04/15/17 (Call 05/31/16)[a]	25	24,375
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 05/31/16)	25	25,469
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	25,875
Thomson Reuters Corp.
1.65%, 09/29/17	200	200,358
Time Warner Cable Inc.
5.00%, 02/01/20	100	108,969
5.85%, 05/01/17	50	52,089
8.25%, 04/01/19	200	234,604
8.75%, 02/14/19	50	59,021
Time Warner Inc.
2.10%, 06/01/19	300	302,487
4.88%, 03/15/20	100	110,268

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
TV Azteca SAB de CV
7.63%, 09/18/20 (Call 09/18/17)[c]	$280	$173,600
Viacom Inc.
2.50%, 09/01/18	50	50,462
2.75%, 12/15/19 (Call 11/15/19)	25	25,192
Walt Disney Co. (The)
1.10%, 12/01/17	75	75,210
1.85%, 05/30/19	100	101,831
2.15%, 09/17/20	250	256,116
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/31/16)	50	50,125

		5,374,312
METAL FABRICATE & HARDWARE — 0.07%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 05/31/16)[a]	50	48,000
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	100	101,904
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[c]	200	200,000
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	40	37,000

		386,904
MINING — 0.48%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	50	50,750
5.72%, 02/23/19[b]	100	106,844
6.15%, 08/15/20	50	53,062
6.75%, 07/15/18	40	43,188
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/16)	50	44,375
9.50%, 04/01/21 (Call 04/01/18)[a]	30	31,350
Anglo American Capital PLC
3.63%, 05/14/20[a]	200	188,000
Barminco Finance Pty Ltd.
9.00%, 06/01/18[a]	25	19,188
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	75	84,806

Security	Principal (000s)	Value
Coeur Mining Inc.
7.88%, 02/01/21 (Call 02/01/17)	$25	$22,125
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a]	250	257,500
Corp. Nacional del Cobre de Chile
3.75%, 11/04/20[a]	100	105,546
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[a]	50	46,000
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	100	83,250
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 06/01/16)[a,b]	51	53,272
Freeport-McMoRan Inc.
2.38%, 03/15/18[b]	150	144,000
3.10%, 03/15/20	100	90,000
Glencore Finance Canada Ltd.
2.70%, 10/25/17[a]	250	248,750
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	50	42,500
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	50	40,350
Joseph T Ryerson & Son Inc.
11.25%, 10/15/18 (Call 05/31/16)	20	14,500
Kaiser Aluminum Corp.
8.25%, 06/01/20 (Call 06/01/16)	50	52,000
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	50	50,500
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[c]	200	209,500
New Gold Inc.
7.00%, 04/15/20 (Call 05/31/16)[a]	50	48,750
Novelis Inc.
8.38%, 12/15/17 (Call 05/31/16)	50	50,937
8.75%, 12/15/20 (Call 05/30/16)[b]	100	103,250

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	$100	$101,058
Teck Resources Ltd.
2.50%, 02/01/18[b]	25	23,750
3.00%, 03/01/19	25	22,813
4.50%, 01/15/21 (Call 10/15/20)	50	42,625
Thompson Creek Metals Co. Inc.
7.38%, 06/01/18 (Call 05/30/16)	25	9,875
9.75%, 12/01/17 (Call 05/31/16)	25	23,969
Vedanta Resources PLC
6.00%, 01/31/19[c]	200	167,020

		2,675,403
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
5.75%, 09/15/17[b]	200	208,374
Xerox Corp.
2.75%, 03/15/19[b]	50	49,696
3.50%, 08/20/20[b]	100	98,311
5.63%, 12/15/19[b]	50	53,281

		409,662
OIL & GAS — 2.71%
American Energy-Permian Basin LLC/AEPB Finance Corp.
8.00%, 06/15/20 (Call 06/15/17)[a]	25	22,750
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	100	104,648
6.38%, 09/15/17	13	13,748
8.70%, 03/15/19	50	56,865
Antero Resources Corp.
6.00%, 12/01/20 (Call 05/31/16)	50	50,105
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 05/31/16)	25	16,375
BP Capital Markets PLC
1.38%, 11/06/17	350	350,543
1.38%, 05/10/18	25	24,977
1.85%, 05/05/17	75	75,244
2.24%, 05/10/19	200	203,319
2.32%, 02/13/20	250	253,956
4.75%, 03/10/19	200	217,108
British Transco Finance Inc.
6.63%, 06/01/18	150	164,500

Security	Principal (000s)	Value
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[b]	$50	$21,500
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	147,000
5.70%, 05/15/17	20	20,616
Canadian Oil Sands Ltd.
7.75%, 05/15/19[a]	50	54,450
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[a]	50	46,875
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)[b]	50	50,250
Cenovus Energy Inc.
5.70%, 10/15/19	100	103,689
Chesapeake Energy Corp.
6.13%, 02/15/21[b]	100	59,250
6.50%, 08/15/17[b]	50	42,750
Chevron Corp.
1.34%, 11/09/17[b]	50	50,205
1.37%, 03/02/18	125	125,438
1.72%, 06/24/18 (Call 05/24/18)	100	101,009
1.96%, 03/03/20 (Call 02/03/20)	100	100,838
2.19%, 11/15/19 (Call 10/15/19)	250	255,202
2.42%, 11/17/20 (Call 10/17/20)	200	205,030
4.95%, 03/03/19	100	109,633
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.70%, 05/01/18[a]	100	99,615
Citgo Holding Inc.
10.75%, 02/15/20[c]	100	98,125
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 05/31/16)	50	35,000
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	198,951
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	199,431
CNPC General Capital Ltd.
1.95%, 04/16/18[c]	200	199,778
Comstock Resources Inc.
10.00%, 03/15/20 (Call 05/31/16)[a]	60	39,600

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Concho Resources Inc.
7.00%, 01/15/21 (Call 05/31/16)	$50	$51,875
ConocoPhillips
5.75%, 02/01/19	200	219,839
6.00%, 01/15/20	25	28,191
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	247,524
Continental Resources Inc./OK
7.38%, 10/01/20 (Call 05/31/16)	50	50,875
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	200	192,420
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	100	100,575
Ecopetrol SA
7.63%, 07/23/19	200	222,250
Ensco PLC
4.70%, 03/15/21	100	83,750
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	100,623
4.10%, 02/01/21	250	268,041
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/31/16)	125	81,485
EQT Corp.
8.13%, 06/01/19	50	54,750
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 05/31/16)	100	47,000
Exxon Mobil Corp.
1.71%, 03/01/19	350	353,742
1.91%, 03/06/20 (Call 02/06/20)	250	252,568
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19[c]	200	229,487
Gulfport Energy Corp.
7.75%, 11/01/20 (Call 11/01/16)[b]	50	50,500
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	50	41,500
Hess Corp.
1.30%, 06/15/17	50	49,000
8.13%, 02/15/19	50	56,365

Security	Principal (000s)	Value
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[c]	$100	$109,500
KazMunayGas National Co. JSC
7.00%, 05/05/20[c]	100	106,520
Korea National Oil Corp.
2.75%, 01/23/19[c]	200	204,670
Legacy Reserves LP/Legacy Reserves Finance Corp.
8.00%, 12/01/20 (Call 12/01/16)	15	4,950
Lukoil International Finance BV
3.42%, 04/24/18[c]	200	199,701
7.25%, 11/05/19[c]	100	110,933
Marathon Oil Corp.
5.90%, 03/15/18	100	104,000
6.00%, 10/01/17	50	51,750
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[b]	100	101,136
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[f]	25	11,375
Murphy Oil Corp.
2.50%, 12/01/17	50	49,291
Nabors Industries Inc.
6.15%, 02/15/18	25	25,500
Noble Energy Inc.
8.25%, 03/01/19	100	111,680
Noble Holding International Ltd.
4.63%, 03/01/21	50	40,375
5.00%, 03/16/18	40	39,200
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	25	20,250
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 05/31/16)[b]	25	23,750
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	100	100,048
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[a]	150	90,750
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/01/16)	15	12,450

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 05/31/16)[b]	$50	$52,125
Petrobras Global Finance BV
3.00%, 01/15/19	150	134,955
4.88%, 03/17/20	95	84,313
5.38%, 01/27/21	300	266,625
5.75%, 01/20/20	75	68,813
5.88%, 03/01/18	50	49,313
7.88%, 03/15/19	100	99,625
8.38%, 12/10/18[b]	100	103,000
FRN, (3 mo. LIBOR US + 2.140%)
2.77%, 01/15/19	75	65,483
FRN, (3 mo. LIBOR US + 2.360%)
3.00%, 03/17/17	200	194,800
FRN, (3 mo. LIBOR US + 2.880%)
3.52%, 03/17/20	50	40,923
Petroleos de Venezuela SA
5.25%, 04/12/17[c]	150	82,125
8.50%, 11/02/17[c]	260	152,100
Petroleos Mexicanos
3.50%, 07/18/18	150	151,313
5.50%, 02/04/19[a]	100	105,000
5.50%, 01/21/21	200	209,000
5.75%, 03/01/18	25	26,156
8.00%, 05/03/19	400	444,500
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[a]	170	177,310
Petronas Capital Ltd.
5.25%, 08/12/19[a]	100	110,178
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[c]	200	201,337
Phillips 66
2.95%, 05/01/17	200	203,728
Pioneer Natural Resources Co.
7.50%, 01/15/20	50	57,303
Precision Drilling Corp.
6.63%, 11/15/20 (Call 05/30/16)	50	44,563
Pride International Inc.
8.50%, 06/15/19	50	50,250
QEP Resources Inc.
6.88%, 03/01/21[b]	50	49,500

Security	Principal (000s)	Value
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[a]	$250	$285,190
Rowan Companies Inc.
7.88%, 08/01/19	50	50,803
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/31/16)[a]	50	51,500
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 05/31/16)	25	10,125
Shell International Finance BV
1.13%, 08/21/17	75	74,810
2.00%, 11/15/18	525	532,551
2.25%, 11/10/20	150	152,074
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[c]	200	200,260
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[c]	200	199,833
Southwestern Energy Co.
3.30%, 01/23/18	300	283,500
4.05%, 01/23/20 (Call 12/23/19)	100	90,000
Statoil ASA
2.25%, 11/08/19	200	203,247
3.13%, 08/17/17	182	186,079
5.25%, 04/15/19[b]	100	110,214
Suncor Energy Inc.
6.10%, 06/01/18	125	133,889
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	50	50,000
6.25%, 04/15/21 (Call 04/15/18)[a]	50	50,625
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	33	33,825
Total Capital International SA
1.55%, 06/28/17	250	250,654
2.10%, 06/19/19	200	203,214
Transocean Inc.
6.00%, 03/15/18[b]	175	166,250
Valero Energy Corp.
6.13%, 02/01/20	50	56,200
9.38%, 03/15/19	50	59,434

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/17)	$25	$5,750
W&T Offshore Inc.
8.50%, 06/15/19 (Call 05/31/16)	25	4,000
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	44,250
5.75%, 03/15/21 (Call 12/15/20)	100	83,250
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	50	47,625
YPF SA
8.88%, 12/19/18[c]	50	53,673

		15,115,725
OIL & GAS SERVICES — 0.16%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 05/31/16)	100	31,000
Forbes Energy Services Ltd.
9.00%, 06/15/19 (Call 05/30/16)	6	2,760
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[b]	100	100,696
2.70%, 11/15/20 (Call 10/15/20)	100	101,348
PHI Inc.
5.25%, 03/15/19 (Call 05/31/16)	25	23,047
Schlumberger Holdings Corp.
1.90%, 12/21/17[a]	100	99,774
2.35%, 12/21/18[a]	200	202,769
3.00%, 12/21/20 (Call 11/21/20)[a]	70	71,986
SEACOR Holdings Inc.
7.38%, 10/01/19	21	19,215
SESI LLC
6.38%, 05/01/19 (Call 05/31/16)[b]	50	46,635
Weatherford International LLC
6.35%, 06/15/17[b]	125	126,875
Weatherford International Ltd./Bermuda
5.13%, 09/15/20[b]	25	22,922
9.63%, 03/01/19[b]	50	52,500

		901,527

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.09%
AEP Industries Inc.
8.25%, 04/15/19 (Call 05/31/16)	$25	$25,438
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 05/30/16)[a,b]	200	204,500
Ball Corp.
4.38%, 12/15/20[b]	75	78,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[a,b]	100	99,750
Greif Inc.
7.75%, 08/01/19	33	37,042
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[a]	30	27,450
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a]	50	56,687

		528,867
PHARMACEUTICALS — 1.13%
Abbott Laboratories
2.00%, 03/15/20	90	89,403
AbbVie Inc.
1.75%, 11/06/17	75	75,256
1.80%, 05/14/18	250	251,142
2.00%, 11/06/18	150	151,209
2.50%, 05/14/20 (Call 04/14/20)	295	299,686
Actavis Funding SCS
2.35%, 03/12/18	100	101,056
3.00%, 03/12/20 (Call 02/12/20)	315	321,453
Actavis Inc.
1.88%, 10/01/17	275	275,780
AmerisourceBergen Corp.
1.15%, 05/15/17	150	149,505
AstraZeneca PLC
2.38%, 11/16/20[b]	100	102,147
5.90%, 09/15/17	350	372,211
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	65	65,237

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Bayer U.S. Finance LLC
2.38%, 10/08/19[a]	$200	$205,756
BioScrip Inc.
8.88%, 02/15/21 (Call 02/15/17)	27	22,950
Capsugel SA
7.00% (7.75% PIK), 05/15/19 (Call 05/16/16)[a,d]	39	39,293
Cardinal Health Inc.
1.70%, 03/15/18	25	25,105
1.95%, 06/15/18	35	35,312
Eli Lilly & Co.
1.95%, 03/15/19	25	25,370
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[a]	100	100,987
Express Scripts Holding Co.
2.25%, 06/15/19	200	201,673
3.30%, 02/25/21 (Call 01/25/21)[b]	25	25,798
Forest Laboratories LLC
4.38%, 02/01/19 (Call 11/03/18)[a]	100	105,535
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	201,172
JLL/Delta Dutch Pledgeco BV
8.75% (9.50% PIK), 05/01/20 (Call 05/30/16)[a,d]	50	49,500
Johnson & Johnson
1.13%, 11/21/17	100	100,314
1.65%, 12/05/18	150	152,215
1.65%, 03/01/21 (Call 02/01/21)	230	230,739
McKesson Corp.
1.40%, 03/15/18	200	199,921
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,927
4.90%, 11/01/19	50	54,485
Merck & Co. Inc.
1.10%, 01/31/18	50	50,111
1.30%, 05/18/18	175	175,986
1.85%, 02/10/20[b]	100	101,724
Mylan NV
3.00%, 12/15/18[a]	100	101,716
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	40	40,900

Security	Principal (000s)	Value
9.00%, 10/01/18 (Call 05/16/16)[b]	$100	$102,209
Novartis Securities Investment Ltd.
5.13%, 02/10/19	350	386,648
Pfizer Inc.
1.10%, 05/15/17	50	50,015
2.10%, 05/15/19	300	307,380
6.20%, 03/15/19[b]	100	113,550
Sanofi
4.00%, 03/29/21	250	273,526
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	100	88,563
6.38%, 10/15/20 (Call 10/15/16)[a]	100	90,625
6.75%, 08/15/18 (Call 05/31/16)[a]	100	96,500
7.00%, 10/01/20 (Call 05/31/16)[a]	50	46,000
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	200	205,579

		6,292,169
PIPELINES — 0.71%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,875
Columbia Pipeline Group Inc.
2.45%, 06/01/18[a]	150	149,745
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	50	47,375
DCP Midstream LLC
5.35%, 03/15/20[a]	50	47,500
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	150	140,716
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	89,500
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	100	100,378
5.20%, 03/15/20	50	51,805
Energy Transfer Equity LP
7.50%, 10/15/20	100	100,750

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)[b]	$100	$98,000
6.70%, 07/01/18	100	105,750
9.70%, 03/15/19	100	113,000
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	101,549
2.85%, 04/15/21 (Call 03/15/21)	380	388,181
6.50%, 01/31/19	100	111,619
Series L
6.30%, 09/15/17	25	26,440
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	47,000
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 03/01/20 (Call 05/31/16)	15	15,075
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	25	26,209
5.95%, 02/15/18	200	210,653
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a]	50	52,719
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	450	447,456
NGPL PipeCo LLC
7.12%, 12/15/17[a]	50	51,625
9.63%, 06/01/19 (Call 05/31/16)[a,b]	50	52,150
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)	50	42,375
NuStar Logistics LP
4.80%, 09/01/20	50	47,000
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	25	24,665
3.20%, 09/15/18 (Call 08/15/18)	50	49,693
8.63%, 03/01/19	50	55,130
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	97,409
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	47,830

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	$50	$49,625
6.85%, 07/15/18[a,b]	50	51,750
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	99,375
Spectra Energy Capital LLC
6.20%, 04/15/18	100	104,632
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/18 (Call 10/15/17)	50	50,281
6.63%, 10/01/20 (Call 10/01/16)[a]	15	15,309
6.88%, 02/01/21 (Call 05/31/16)	50	51,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	50	51,000
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	99,922
3.13%, 01/15/19	150	153,337
7.13%, 01/15/19	100	112,239
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	25	24,250
Williams Partners LP
5.25%, 03/15/20	150	149,250

		3,976,267
REAL ESTATE — 0.45%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[c]	200	208,002
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[c]	200	210,300
China Resources Land Ltd.
4.38%, 02/27/19[c]	200	209,920
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[c]	200	208,305
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 05/31/16)[a]	50	50,000

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[c]	$200	$194,760
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[c]	200	209,996
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	50	51,875
Regency Centers LP
5.88%, 06/15/17	75	78,403
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[a]	100	100,047
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[c]	225	234,853
Shui On Development Holding Ltd.
8.70%, 05/19/18[c]	300	317,485
Sun Hung Kai Properties Capital Market Ltd. VRN, (6 mo. LIBOR US + 1.932%)
3.38%, 02/25/24 (Call 02/25/19)[c]	200	203,744
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[c]	200	208,500

		2,486,190
REAL ESTATE INVESTMENT TRUSTS — 0.43%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	85	87,428
3.40%, 02/15/19	150	155,161
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	50	52,309
Corrections Corp. of America
4.13%, 04/01/20 (Call 01/01/20)	50	51,438
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[b]	150	153,775
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	101,349
GEO Group Inc. (The)
6.63%, 02/15/21 (Call 05/20/16)	50	51,765

Security	Principal (000s)	Value
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	$100	$98,924
3.75%, 02/01/19 (Call 11/01/18)	50	51,540
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a,b]	100	105,750
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	75	73,875
4.88%, 07/01/18 (Call 07/01/16)	12	11,700
5.00%, 07/01/19 (Call 07/01/16)	50	48,500
7.13%, 02/15/18	25	25,688
Kimco Realty Corp.
5.70%, 05/01/17[b]	150	156,121
Mack-Cali Realty LP
7.75%, 08/15/19	150	164,869
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	102,438
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	100,373
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	100,126
3.60%, 02/01/20 (Call 01/01/20)[b]	75	75,179
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	151,381
2.20%, 02/01/19 (Call 11/01/18)[b]	150	152,485
2.50%, 07/15/21 (Call 04/15/21)	50	51,342
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	50	50,024
Vereit Operating Partnership LP
2.00%, 02/06/17	50	49,925
3.00%, 02/06/19 (Call 01/06/19)	50	49,000
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	105,035

		2,377,500
RETAIL — 0.80%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/31/16)[b]	50	51,640

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	$45	$45,423
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,375
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/31/16)[a]	100	72,000
Costco Wholesale Corp.
1.13%, 12/15/17	25	25,078
1.70%, 12/15/19	350	355,160
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	102,212
2.25%, 08/12/19 (Call 07/12/19)	50	51,116
2.80%, 07/20/20 (Call 06/20/20)	475	492,319
5.75%, 06/01/17	9	9,427
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a]	50	51,938
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[a]	50	48,875
6.75%, 03/15/21 (Call 03/15/18)[a]	25	24,631
Guitar Center Inc.
6.50%, 04/15/19 (Call 05/31/16)[a,b]	25	22,688
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	200	201,752
2.25%, 09/10/18 (Call 08/10/18)	50	51,355
JC Penney Corp. Inc.
8.13%, 10/01/19	100	103,000
Jo-Ann Stores Holdings Inc.
9.75% (10.50% PIK), 10/15/19 (Call 05/31/16)[a,d]	50	42,250
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 05/31/16)[a]	25	23,375
L Brands Inc.
6.63%, 04/01/21	100	113,750
6.90%, 07/15/17	100	106,250
Landry’s Inc.
9.38%, 05/01/20 (Call 05/31/16)[a]	100	105,125

Security	Principal (000s)	Value
Lowe’s Companies Inc.
1.15%, 04/15/19	$200	$200,046
4.63%, 04/15/20 (Call 10/15/19)	100	109,671
McDonald’s Corp.
2.10%, 12/07/18[b]	100	101,958
2.20%, 05/26/20 (Call 04/26/20)	100	101,689
5.35%, 03/01/18	50	53,778
Nordstrom Inc.
4.75%, 05/01/20	100	107,411
Office Depot Inc.
9.75%, 03/15/19 (Call 05/31/16)[a]	25	26,344
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 06/30/16)[a]	15	13,725
Rite Aid Corp.
9.25%, 03/15/20 (Call 05/31/16)[b]	50	53,010
Ruby Tuesday Inc.
7.63%, 05/15/20 (Call 05/31/16)	25	24,125
Sears Holdings Corp.
6.63%, 10/15/18	25	22,813
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	76,534
Target Corp.
2.30%, 06/26/19	100	103,166
5.38%, 05/01/17	100	104,423
TJX Companies Inc. (The)
6.95%, 04/15/19	100	116,101
Toys R Us Inc.
10.38%, 08/15/17 (Call 05/31/16)	50	45,750
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 05/31/16)	50	48,375
Wal-Mart Stores Inc.
1.13%, 04/11/18	250	251,076
1.95%, 12/15/18	125	127,996
3.63%, 07/08/20	125	135,952
5.80%, 02/15/18	250	271,587
Walgreen Co.
5.25%, 01/15/19[b]	12	12,988
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	102,934
Yum! Brands Inc.
6.25%, 03/15/18	100	106,750

		4,469,941

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.06%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	$325	$330,462

		330,462
SEMICONDUCTORS — 0.26%
Advanced Micro Devices Inc.
6.75%, 03/01/19	100	84,250
Altera Corp.
2.50%, 11/15/18	100	103,060
Intel Corp.
1.35%, 12/15/17	220	221,409
2.45%, 07/29/20	100	103,226
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	49,945
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	400	409,500
QUALCOMM Inc.
2.25%, 05/20/20	200	204,927
Texas Instruments Inc.
1.65%, 08/03/19	300	302,453

		1,478,770
SOFTWARE — 0.31%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 08/15/16)[a]	25	25,812
BMC Software Inc.
7.25%, 06/01/18	50	44,500
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	150	156,953
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	50	52,687
Interface Security Systems Holdings Inc./Interface Security Systems LLC
9.25%, 01/15/18 (Call 05/31/16)	25	24,250
Microsoft Corp.
1.30%, 11/03/18	150	150,995
1.63%, 12/06/18	100	101,543
1.85%, 02/12/20 (Call 01/12/20)	100	101,981
2.00%, 11/03/20 (Call 10/03/20)	200	204,615
3.00%, 10/01/20	25	26,675

Security	Principal (000s)	Value
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	$50	$51,125
Oracle Corp.
1.20%, 10/15/17	75	75,302
2.25%, 10/08/19	450	463,214
5.00%, 07/08/19	125	139,461
5.75%, 04/15/18	100	108,867

		1,727,980
STORAGE & WAREHOUSING — 0.03%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 05/31/16)[a,b]	200	161,500

		161,500
TELECOMMUNICATIONS — 1.77%
Altice Finco SA
9.88%, 12/15/20 (Call 12/15/16)[a,b]	200	217,250
America Movil SAB de CV
5.00%, 03/30/20	200	221,526
AT&T Inc.
1.70%, 06/01/17	59	59,208
2.30%, 03/11/19	425	433,259
5.00%, 03/01/21	200	222,822
5.20%, 03/15/20	100	111,156
5.50%, 02/01/18	325	347,766
5.80%, 02/15/19	25	27,742
5.88%, 10/01/19	100	113,187
Avaya Inc.
7.00%, 04/01/19 (Call 05/31/16)[a]	50	31,875
9.00%, 04/01/19 (Call 05/31/16)[a]	25	15,875
B Communications Ltd.
7.38%, 02/15/21 (Call 02/15/17)[a]	120	129,900
British Telecommunications PLC
2.35%, 02/14/19	200	203,948
CenturyLink Inc.
6.00%, 04/01/17[b]	50	51,131
6.15%, 09/15/19	50	52,500
Series V
5.63%, 04/01/20[b]	100	102,750

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 05/31/16)[b]	$50	$51,250
Cisco Systems Inc.
2.20%, 02/28/21	305	311,045
2.45%, 06/15/20	300	310,624
4.45%, 01/15/20	125	138,196
4.95%, 02/15/19	350	385,155
Colombia Telecomunicaciones SA ESP
8.50%, 12/29/49	100	89,000
CommScope Holding Co. Inc.
6.63% (7.38% PIK), 06/01/2020 (Call 06/01/16)[a,d]	50	51,625
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	50	51,625
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	113,371
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[c]	400	365,000
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	50	45,188
EarthLink Holdings Corp.
8.88%, 05/15/19 (Call 05/31/16)	25	25,531
FairPoint Communications Inc.
8.75%, 08/15/19 (Call 05/31/16)[a]	25	23,625
Frontier Communications Corp.
7.13%, 03/15/19[b]	25	26,375
8.13%, 10/01/18	50	53,875
8.25%, 04/15/17[b]	50	52,544
8.50%, 04/15/20	100	105,750
Harris Corp.
2.00%, 04/27/18[b]	25	24,931
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 12/01/16)[a]	25	22,250
Hughes Satellite Systems Corp.
6.50%, 06/15/19	90	99,112

Security	Principal (000s)	Value
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 05/31/16)	$100	$82,000
7.25%, 10/15/20 (Call 05/31/16)[b]	100	73,000
7.50%, 04/01/21 (Call 05/31/16)	100	71,250
Juniper Networks Inc.
3.13%, 02/26/19[b]	50	50,746
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)	50	52,375
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[c]	250	289,000
Nokia OYJ
5.38%, 05/15/19	45	48,038
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[c]	200	203,900
Orange SA
2.75%, 02/06/19	25	25,759
5.38%, 07/08/19	50	55,506
Rogers Communications Inc.
6.80%, 08/15/18	50	55,554
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	50	51,875
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	50	51,625
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	200	202,140
Sprint Capital Corp.
6.90%, 05/01/19	75	68,625
Sprint Communications Inc.
7.00%, 03/01/20[a]	100	102,625
7.00%, 08/15/20	100	83,000
8.38%, 08/15/17	108	110,160
9.00%, 11/15/18[a]	150	158,625
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 05/31/16)	25	12,375
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 05/10/16)[b]	100	102,000
6.25%, 04/01/21 (Call 04/01/17)	150	156,375
6.46%, 04/28/19 (Call 05/10/16)	50	51,000

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Telecom Italia Capital SA
7.00%, 06/04/18	$50	$54,500
7.18%, 06/18/19[b]	50	56,563
Telefonica Emisiones SAU
5.88%, 07/15/19	250	279,346
6.22%, 07/03/17[b]	175	184,305
Telemar Norte Leste SA
5.50%, 10/23/20[c]	100	32,500
Verizon Communications Inc.
1.35%, 06/09/17	400	400,782
2.63%, 02/21/20	325	334,580
3.65%, 09/14/18	125	131,557
4.50%, 09/15/20	300	331,781
ViaSat Inc.
6.88%, 06/15/20 (Call 06/15/16)	50	51,625
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	211,750
Vodafone Group PLC
1.25%, 09/26/17	95	94,709
1.50%, 02/19/18	263	262,760
4.63%, 07/15/18	100	106,144
5.45%, 06/10/19	100	110,052
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	200	190,900
7.38%, 04/23/21 (Call 04/23/17)[a]	200	178,000

		9,857,374
TEXTILES — 0.01%
INVISTA Finance LLC
4.25%, 10/15/19[a]	50	48,279

		48,279
TRANSPORTATION — 0.36%
AP Moeller – Maersk A/S
2.88%, 09/28/20[a,b]	200	195,844
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	100	108,492
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	114,758
CSX Corp.
5.60%, 05/01/17	150	156,202
6.25%, 03/15/18	100	108,539

Security	Principal (000s)	Value
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/19[c]	$200	$205,440
FedEx Corp.
2.30%, 02/01/20	100	101,624
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/31/16)[a]	75	75,750
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 05/31/16)	50	31,813
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	50	45,750
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
8.13%, 02/15/19 (Call 05/30/16)	25	8,500
Network Rail Infrastructure Finance PLC
1.75%, 01/24/19[a]	200	203,302
Norfolk Southern Corp.
5.75%, 04/01/18	25	27,064
Overseas Shipholding Group Inc.
8.13%, 03/30/18	25	24,875
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[c]	100	102,440
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,511
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	102,343
United Parcel Service Inc.
5.13%, 04/01/19	100	110,905
5.50%, 01/15/18	100	107,605
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[a,b]	100	104,625

		1,986,382
TRUCKING & LEASING — 0.10%
Aviation Capital Group Corp.
2.88%, 09/17/18 (Call 08/17/18)[a]	200	199,646

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
GATX Corp.
2.50%, 03/15/19	$50	$49,763
2.60%, 03/30/20 (Call 02/28/20)[b]	50	49,176
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[a]	250	255,137
TRAC Intermodal LLC/TRAC Intermodal Corp.
11.00%, 08/15/19 (Call 05/31/16)	9	9,743

		563,465

TOTAL CORPORATE BONDS & NOTES
(Cost: $195,637,211)		195,991,681

FOREIGN GOVERNMENT OBLIGATIONS[g] — 6.40%

ARGENTINA — 0.01%
Argentine Republic Government International Bond
8.75%, 06/02/17	50	52,300

		52,300
BAHRAIN — 0.04%
Bahrain Government International Bond
5.50%, 03/31/20[a]	200	204,078

		204,078
BRAZIL — 0.11%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[c]	200	196,000
Brazilian Government International Bond
4.88%, 01/22/21	200	203,500
5.88%, 01/15/19	200	217,500

		617,000
CANADA — 0.56%
Canada Government International Bond
1.13%, 03/19/18[b]	500	502,861
1.63%, 02/27/19[b]	150	152,723
Export Development Canada
0.75%, 12/15/17	375	374,209

Security	Principal (000s)	Value
1.00%, 05/15/17	$100	$100,208
1.00%, 11/01/18[b]	250	250,035
Province of Alberta Canada
1.00%, 06/21/17[a]	150	150,142
Province of Manitoba Canada
1.75%, 05/30/19	150	151,802
Province of Ontario Canada
1.20%, 02/14/18[b]	35	35,085
1.65%, 09/27/19[b]	350	352,087
2.00%, 01/30/19	550	559,736
4.00%, 10/07/19	200	216,914
Province of Quebec Canada
3.50%, 07/29/20[b]	250	268,858

		3,114,660
CAYMAN ISLANDS — 0.04%
IPIC GMTN Ltd.
3.75%, 03/01/17[a]	200	203,548

		203,548
COLOMBIA — 0.02%
Colombia Government International Bond
7.38%, 03/18/19	100	113,279

		113,279
CROATIA — 0.10%
Croatia Government International Bond
6.25%, 04/27/17[c]	200	207,800
6.63%, 07/14/20[c]	200	219,300
6.75%, 11/05/19[c]	100	109,762

		536,862
DENMARK — 0.03%
Kommunekredit
1.13%, 03/15/18[c]	200	200,295

		200,295
ECUADOR — 0.03%
Ecuador Government International Bond
10.50%, 03/24/20[c]	200	189,000

		189,000
FINLAND — 0.07%
Finland Government International Bond
1.75%, 09/10/19[a]	200	203,521

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Municipality Finance PLC
1.13%, 04/17/18[a]	$200	$200,105

		403,626
FRANCE — 0.20%
Caisse d’Amortissement de la Dette Sociale
1.25%, 03/12/18[a]	600	601,300
2.00%, 03/22/21	500	505,853

		1,107,153
GERMANY — 0.16%
FMS Wertmanagement AoeR
1.63%, 11/20/18	200	202,782
1.75%, 03/17/20	200	202,935
State of North Rhine-Westphalia
1.88%, 06/17/19[c]	500	507,537

		913,254
HUNGARY — 0.11%
Hungary Government International Bond
4.00%, 03/25/19[b]	370	384,071
Magyar Export-Import Bank Zrt
5.50%, 02/12/18[c]	200	209,300

		593,371
INDONESIA — 0.12%
Indonesia Government International Bond
11.63%, 03/04/19[c]	370	463,913
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[c]	200	219,000

		682,913
ISRAEL — 0.02%
Israel Government International Bond
5.13%, 03/26/19	100	110,000

		110,000
ITALY — 0.06%
Italy Government International Bond
5.38%, 06/12/17[b]	350	365,178

		365,178

Security	Principal (000s)	Value
JAPAN — 0.27%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18[b]	$900	$905,735
1.75%, 11/13/18	200	201,188
Japan Finance Organization for Municipalities
2.13%, 03/06/19[a]	200	202,222
2.50%, 09/12/18[a]	200	204,525

		1,513,670
JERSEY — 0.04%
IDB Trust Services Ltd. Series 019
2.11%, 09/25/19[c]	200	202,500

		202,500
LEBANON — 0.07%
Lebanon Government International Bond
5.50%, 04/23/19	100	99,770
5.80%, 04/14/20[c]	300	297,654

		397,424
LITHUANIA — 0.02%
Lithuania Government International Bond
7.38%, 02/11/20[c]	100	118,365

		118,365
MEXICO — 0.07%
Mexico Government International Bond
3.50%, 01/21/21	150	155,286
5.13%, 01/15/20	200	220,256

		375,542
MONGOLIA — 0.03%
Mongolia Government International Bond
4.13%, 01/05/18[c]	200	186,000

		186,000
NORWAY — 0.16%
Kommunalbanken AS
1.38%, 06/08/17[a]	200	200,952
1.63%, 02/10/21[a]	500	499,728
2.13%, 03/15/19[a]	200	204,831

		905,511

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
PAKISTAN — 0.04%
Pakistan Government International Bond
6.75%, 12/03/19[c]	$200	$208,177

		208,177
PANAMA — 0.02%
Panama Government International Bond
5.20%, 01/30/20	100	110,013

		110,013
PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	200	229,240

		229,240
PHILIPPINES — 0.07%
Philippine Government International Bond
8.38%, 06/17/19	325	393,250

		393,250
POLAND — 0.04%
Poland Government International Bond
6.38%, 07/15/19	200	227,766

		227,766
QATAR — 0.08%
Qatar Government International Bond
5.25%, 01/20/20[a]	200	221,932
SoQ Sukuk A QSC
2.10%, 01/18/18[c]	200	202,250

		424,182
RUSSIA — 0.12%
Russian Foreign Bond – Eurobond
3.50%, 01/16/19[c]	200	202,230
11.00%, 07/24/18[c]	400	469,460

		671,690
SERBIA — 0.04%
Serbia International Bond
4.88%, 02/25/20[c]	200	204,768

		204,768

Security	Principal (000s)	Value
SOUTH AFRICA — 0.09%
South Africa Government International Bond
5.50%, 03/09/20[b]	$200	$212,726
6.88%, 05/27/19	250	275,150

		487,876
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
2.25%, 01/21/20	200	202,067
2.88%, 09/17/18	200	206,181
Korea International Bond
7.13%, 04/16/19	100	116,072

		524,320
SRI LANKA — 0.07%
Sri Lanka Government International Bond
5.13%, 04/11/19[b,c]	200	199,501
6.00%, 01/14/19[c]	200	204,759

		404,260
SUPRANATIONAL — 2.66%
African Development Bank
0.75%, 11/03/17	143	142,795
1.13%, 03/04/19	500	500,773
Asian Development Bank
1.13%, 06/05/18[b]	200	200,734
1.38%, 01/15/19	500	504,184
1.50%, 09/28/18[b]	350	354,228
1.63%, 08/26/20	400	404,108
1.88%, 04/12/19[b]	250	255,592
Council of Europe Development Bank
1.13%, 05/31/18	100	100,221
1.50%, 06/19/17	32	32,250
1.75%, 11/14/19	350	356,029
European Bank for Reconstruction & Development
1.63%, 11/15/18[b]	400	405,886
1.75%, 06/14/19[b]	550	559,897
European Investment Bank
1.00%, 12/15/17	320	320,502
1.00%, 03/15/18	100	100,098
1.00%, 06/15/18	725	725,577

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
1.13%, 09/15/17[b]	$150	$150,575
1.13%, 08/15/18	100	100,305
1.25%, 05/15/19	500	501,644
1.38%, 06/15/20	200	200,045
1.63%, 06/15/17	70	70,661
1.63%, 03/16/20	600	606,889
1.63%, 12/15/20[b]	500	503,473
1.75%, 06/17/19	300	305,412
1.88%, 03/15/19	500	510,547
2.00%, 03/15/21	750	768,281
Inter-American Development Bank
0.88%, 03/15/18	100	99,941
1.00%, 07/14/17	500	501,205
1.13%, 08/28/18	100	100,378
1.75%, 10/15/19[b]	100	101,786
1.88%, 06/16/20	1,000	1,020,573
4.25%, 09/10/18	75	80,666
International Bank for Reconstruction & Development
1.00%, 11/15/17[b]	500	501,011
1.25%, 07/26/19	1,100	1,105,238
1.88%, 03/15/19	1,125	1,150,845
1.88%, 10/07/19	200	204,663
International Finance Corp.
0.63%, 12/21/17	40	39,834
1.63%, 07/16/20	200	202,494
1.75%, 09/04/18	250	254,491
1.75%, 09/16/19[b]	400	407,777
Nordic Investment Bank
1.13%, 03/19/18	200	200,753
1.13%, 02/25/19	203	203,283

		14,855,644
SWEDEN — 0.37%
Kommuninvest I Sverige AB
1.13%, 10/09/18[a]	500	499,544
Svensk Exportkredit AB
1.13%, 04/05/18	200	200,201
1.75%, 05/30/17	50	50,450
1.75%, 08/28/20	200	201,507
Sweden Government International Bond
1.00%, 02/27/18[a]	600	600,709
1.13%, 03/15/19[a]	500	500,385

		2,052,796

Security	Principal (000s)	Value
TURKEY — 0.23%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[c]	$600	$600,882
Republic of Turkey
7.50%, 11/07/19	400	457,948
Turkey Government International Bond
5.63%, 03/30/21	100	108,387
7.00%, 03/11/19	100	111,079

		1,278,296
UKRAINE — 0.03%
Ukraine Government International Bond
7.75%, 09/01/20[c]	200	191,818

		191,818
UNITED KINGDOM — 0.04%
Bank of England Euro Note
1.25%, 03/16/18[a]	250	251,355

		251,355
VENEZUELA — 0.03%
Venezuela Government International Bond
6.00%, 12/09/20[c]	100	36,500
7.00%, 12/01/18[c]	100	45,000
7.75%, 10/13/19[c]	75	30,094
13.63%, 08/15/18	50	32,900

		144,494

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $35,574,725)		35,765,474

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.91%

MORTGAGE-BACKED SECURITIES — 7.27%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	1,696	1,745,459
2.50%, 05/01/31[h]	5,320	5,469,625
3.00%, 05/01/29	730	764,005
3.00%, 05/01/30	1,528	1,599,285
3.00%, 07/01/30	798	836,236
3.00%, 12/01/30	1,466	1,535,578
3.00%, 05/01/31[h]	1,570	1,641,877

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
3.50%, 05/01/31[h]	$2,370	$2,503,683
4.00%, 05/01/31[h]	975	1,009,734
4.50%, 05/01/31[h]	355	364,929
FRN, (3 mo.Treasury money market yield + 1.621%)
2.52%, 02/01/45	197	202,345
Federal National Mortgage Association
2.50%, 03/01/30	291	299,796
2.50%, 07/01/30	394	405,269
2.50%, 08/01/30	928	955,180
2.50%, 12/01/30	149	153,315
2.50%, 01/01/31	129	132,564
2.50%, 05/01/31[h]	5,928	6,091,946
3.00%, 10/01/27	185	193,670
3.00%, 07/01/30	205	214,868
3.00%, 08/01/30	1,105	1,155,777
3.00%, 09/01/30	1,532	1,602,220
3.00%, 10/01/30	760	794,477
3.00%, 11/01/30	184	192,570
3.00%, 02/01/31	741	775,006
3.00%, 05/01/31[h]	1,024	1,069,600
3.50%, 07/01/30	791	841,139
3.50%, 11/01/30	76	81,010
3.50%, 03/01/31	125	132,684
3.50%, 05/01/31[h]	2,813	2,973,869
4.00%, 05/01/31[h]	1,470	1,526,963
4.50%, 05/01/31[h]	657	674,246
5.00%, 05/01/31[h]	453	466,165
FRN, (3 mo.Treasury money market yield + 1.575%)
2.56%, 12/01/44	179	184,451
Series 2014-M13, Class A2
VRN
3.02%, 08/25/24	100	104,927
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	44	45,174
Series K010, Class A2
4.33%, 10/25/20	1,000	1,109,230
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	50	55,076

Security	Principal (000s)	Value
Series K020, Class A2
2.37%, 05/25/22	$100	$102,713
Series K038, Class A1
2.60%, 10/25/23	90	92,820
Series K703, Class A2
2.70%, 05/25/18	500	510,917

		40,610,398
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.31%
Federal Home Loan Banks
1.00%, 06/21/17[b]	175	175,405
1.00%, 12/19/17	500	501,714
1.13%, 04/25/18	390	392,308
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18[b]	450	449,540
0.88%, 10/14/16[b]	1,115	1,116,703
0.88%, 03/07/18	5,100	5,104,094
1.00%, 06/29/17[b]	100	100,232
1.00%, 09/29/17	100	100,184
1.00%, 12/15/17	1,000	1,003,390
1.38%, 05/01/20[b]	3,000	3,018,188
Federal National Mortgage Association
0.88%, 02/08/18	250	250,316
0.88%, 05/21/18[b]	370	370,371
1.00%, 09/27/17	180	180,333
1.13%, 07/20/18	500	502,683
1.50%, 06/22/20	100	101,033
1.63%, 01/21/20[b]	1,100	1,118,785
1.75%, 06/20/19[b]	1,400	1,431,110
1.75%, 09/12/19[b]	2,000	2,043,752
1.88%, 09/18/18	300	306,904
1.88%, 02/19/19	300	307,286
2.50%, 07/01/28	2,054	2,120,506
3.00%, 10/01/28	763	801,957
3.00%, 11/01/28	740	778,043
3.00%, 04/01/30	326	341,273
3.00%, 12/01/30	638	667,303
3.50%, 10/01/30	127	134,227
FRN, (3 mo.Treasury money market yield + 1.590%)
2.54%, 04/01/44	611	632,527

		24,050,167

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 44.33%
U.S. Treasury Note/Bond
0.50%, 04/30/17	$510	$509,490
0.50%, 07/31/17[b]	500	499,030
0.63%, 07/31/17	1,000	999,700
0.63%, 08/31/17	2,000	1,998,720
0.63%, 09/30/17	1,000	999,190
0.63%, 04/30/18[b]	150	149,537
0.75%, 06/30/17	3,300	3,303,861
0.75%, 10/31/17[b]	100	100,074
0.75%, 12/31/17[b]	6,500	6,501,496
0.75%, 02/28/18[b]	2,010	2,009,759
0.75%, 03/31/18[b]	225	224,959
0.75%, 04/15/18[b]	2,500	2,498,650
0.75%, 02/15/19	5,000	4,980,250
0.88%, 04/30/17	5,000	5,013,650
0.88%, 05/15/17[b]	270	270,737
0.88%, 06/15/17	2,900	2,907,714
0.88%, 07/15/17[b]	5,000	5,013,350
0.88%, 11/15/17	2,500	2,506,500
0.88%, 01/15/18	2,400	2,405,496
0.88%, 01/31/18	1,500	1,503,375
0.88%, 03/31/18[b]	4,500	4,508,865
0.88%, 07/15/18	2,000	2,002,660
0.88%, 10/15/18	4,500	4,502,790
0.88%, 07/31/19[b]	700	697,725
1.00%, 03/31/17	7,500	7,528,650
1.00%, 12/15/17[b]	5,200	5,222,984
1.00%, 12/31/17[b]	5,000	5,022,050
1.00%, 05/31/18[b]	1,100	1,104,609
1.00%, 08/15/18[b]	4,000	4,016,160
1.00%, 03/15/19[b]	5,000	5,012,800
1.00%, 06/30/19	1,500	1,501,980
1.00%, 08/31/19	1,000	1,000,230
1.00%, 09/30/19[b]	1,600	1,599,296
1.00%, 11/30/19[b]	1,200	1,198,032
1.13%, 05/31/19	1,000	1,005,660
1.25%, 10/31/18	520	525,049
1.25%, 11/30/18	2,000	2,019,540
1.25%, 01/31/19[b]	3,000	3,029,610
1.25%, 10/31/19[b]	600	604,392
1.25%, 02/29/20	1,500	1,507,830
1.25%, 03/31/21	2,000	1,997,200

Security	Principal (000s)	Value
1.38%, 06/30/18[b]	$6,920	$7,005,739
1.38%, 07/31/18[b]	500	506,175
1.38%, 11/30/18	800	810,400
1.38%, 12/31/18	2,000	2,025,960
1.38%, 02/28/19[b]	730	739,687
1.38%, 01/31/20	1,500	1,515,090
1.38%, 02/29/20	3,400	3,432,300
1.38%, 03/31/20	800	807,344
1.38%, 08/31/20[b]	2,600	2,618,590
1.38%, 09/30/20	4,000	4,025,520
1.38%, 01/31/21	2,800	2,813,776
1.50%, 08/31/18	3,180	3,229,513
1.50%, 12/31/18[b]	9,000	9,148,861
1.50%, 01/31/19	2,800	2,846,312
1.50%, 02/28/19	600	610,086
1.50%, 05/31/19	500	508,380
1.50%, 11/30/19	3,800	3,858,786
1.50%, 05/31/20	1,500	1,519,695
1.63%, 04/30/19[b]	90	91,844
1.63%, 06/30/19[b]	1,000	1,020,780
1.63%, 07/31/19	1,250	1,275,838
1.63%, 12/31/19	800	815,720
1.63%, 07/31/20	3,400	3,460,350
1.63%, 11/30/20	1,100	1,119,294
1.75%, 09/30/19	2,000	2,048,820
1.75%, 10/31/20	800	817,688
1.75%, 12/31/20[b]	3,000	3,066,660
1.88%, 08/31/17[b]	2,200	2,235,156
1.88%, 10/31/17	700	712,306
1.88%, 06/30/20[b]	500	514,305
2.00%, 07/31/20	1,500	1,549,665
2.00%, 09/30/20	2,000	2,067,140
2.00%, 11/30/20	3,300	3,409,989
2.13%, 08/31/20	5,000	5,192,250
2.13%, 01/31/21	1,500	1,558,860
2.25%, 11/30/17	400	409,668
2.25%, 07/31/18[b]	4,250	4,385,533
2.25%, 03/31/21[b]	5,000	5,227,949
2.38%, 07/31/17	1,400	1,430,058
2.38%, 05/31/18	1,800	1,858,752
2.38%, 06/30/18	2,050	2,119,208
2.38%, 12/31/20[b]	4,000	4,201,320
2.63%, 08/15/20	6,190	6,556,139
2.75%, 05/31/17	750	766,875

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
2.75%, 12/31/17[b]	$6,000	$6,199,319
2.75%, 02/28/18[b]	3,965	4,108,374
2.75%, 02/15/19[b]	3,500	3,681,405
3.13%, 05/15/19[b]	130	138,594
3.38%, 11/15/19[b]	1,200	1,297,308
3.63%, 08/15/19[b]	1,000	1,085,400
3.63%, 02/15/20[b]	1,800	1,970,334
3.63%, 02/15/21[b]	4,500	4,990,410
4.00%, 08/15/18[b]	1,200	1,289,268
4.25%, 11/15/17[b]	2,000	2,108,320
7.88%, 02/15/21	2,000	2,614,700
8.75%, 05/15/20[b]	1,700	2,208,538
8.88%, 08/15/17[b]	6,500	7,183,410
8.88%, 02/15/19[b]	2,000	2,441,240
9.13%, 05/15/18	250	292,265

		247,546,916

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $309,785,584)		312,207,481

SHORT-TERM INVESTMENTS — 32.90%

MONEY MARKET FUNDS — 32.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,i,j]	140,508	140,508,419
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,i,j]	10,540	10,539,559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,i]	32,670	32,669,755

		183,717,733

TOTAL SHORT-TERM INVESTMENTS
(Cost: $183,717,733)		183,717,733

TOTAL INVESTMENTS IN SECURITIES — 131.52%
(Cost: $731,446,042)		734,404,678
Other Assets, Less Liabilities — (31.52)%		(176,002,369)

NET ASSETS — 100.00%		$558,402,309

FRN  —  Floating Rate Note

VRN  —  Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[e]	Affiliated issuer. See Note 2.
[f]	Issuer is in default of interest payments.
[g]	Investments are denominated in U.S. dollars.
[h]	To-be-announced (TBA). See Note 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
CORPORATE BONDS & NOTES — 22.14%

AUSTRALIA — 0.86%
APT Pipelines Ltd.
4.25%, 11/26/24[a]	GBP	100,000	$152,772
Asciano Finance Ltd.
5.25%, 05/19/25	AUD	50,000	38,360
Aurizon Network Pty Ltd.
2.00%, 09/18/24[a]	EUR	100,000	108,536
BHP Billiton Finance Ltd.
Series 16
0.75%, 10/28/22 (Call 07/28/22)[a]	EUR	100,000	112,975
Series 11
3.25%, 09/25/24	GBP	100,000	149,948
Commonwealth Bank of Australia
1.38%, 01/22/19[a]	EUR	100,000	118,902
3.75%, 10/18/19	AUD	200,000	156,035
National Australia Bank Ltd.
1.38%, 05/28/21[a]	EUR	100,000	121,050
4.25%, 05/20/19[a]	AUD	100,000	79,167
VRN, (3 mo. Euribor + 2.850%)
6.75%, 06/26/23 (Call 06/26/18)	EUR	50,000	63,994
Telstra Corp. Ltd.
2.50%, 09/15/23	EUR	100,000	127,464
4.00%, 09/16/22[a]	AUD	50,000	39,155
Wesfarmers Ltd.
3.66%, 11/18/20[a]	AUD	100,000	76,164
Westpac Banking Corp.
1.50%, 03/24/21[a]	EUR	100,000	121,538
3.25%, 01/22/20	AUD	100,000	76,660

			1,542,720
AUSTRIA — 0.42%
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22[a]	EUR	100,000	117,279
4.38%, 07/08/19[a]	EUR	50,000	65,543
Hypo Tirol Bank AG
0.50%, 02/11/21[a]	EUR	100,000	114,544
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50,000	59,404

Security	Principal		Value
3.38%, 05/18/32	EUR	50,000	$74,453
OMV AG
2.63%, 09/27/22[a]	EUR	100,000	126,096
4.25%, 10/12/21[a]	EUR	50,000	67,878
UniCredit Bank Austria AG
4.13%, 02/24/21	EUR	100,000	135,933

			761,130
BELGIUM — 0.36%
Anheuser-Busch InBev SA/NV
0.63%, 03/17/20[a]	EUR	150,000	173,419
0.80%, 04/20/23[a]	EUR	50,000	57,362
2.00%, 03/17/28[a]	EUR	150,000	179,340
Belfius Bank SA/NV
1.38%, 06/05/20[a]	EUR	100,000	120,645
Dexia Credit Local SA
0.75%, 01/25/23[a]	EUR	100,000	116,360

			647,126
CANADA — 1.67%
407 International Inc.
3.98%, 09/11/52 (Call 06/11/52)	CAD	25,000	21,160
Bank of Montreal
0.10%, 01/14/19[a]	EUR	150,000	172,528
2.84%, 06/04/20	CAD	200,000	166,835
VRN, (3 mo. CDOR + 1.080%)
3.12%, 09/19/24 (Call 09/19/19)[a]	CAD	50,000	40,066
Bank of Nova Scotia (The)
1.00%, 04/02/19[a]	EUR	150,000	176,963
2.27%, 01/13/20	CAD	50,000	40,709
VRN, (3 mo. CDOR + 2.190%)
3.37%, 12/08/25 (Call 12/08/20)[a]	CAD	200,000	160,438
Bell Canada
3.00%, 10/03/22 (Call 09/03/22)	CAD	50,000	41,335
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100,000	83,688
Canadian Imperial Bank of Commerce/Canada
1.70%, 10/09/18	CAD	50,000	40,181

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
2.35%, 10/18/17	CAD	200,000	$162,026
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25,000	21,336
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50,000	41,790
Hydro One Inc.
6.93%, 06/01/32	CAD	100,000	112,340
Hydro-Quebec
5.00%, 02/15/50	CAD	50,000	55,766
6.50%, 02/15/35	CAD	200,000	238,090
Manufacturers life Insurance Co. (The)
VRN, (3 mo. CDOR + 1.570%)
3.18%, 11/22/27 (Call 11/22/22)[a]	CAD	50,000	40,363
National Bank of Canada
1.74%, 03/03/20	CAD	200,000	159,663
Pembina Pipeline Corp.
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25,000	18,467
Rogers Communications Inc.
4.00%, 03/13/24 (Call 12/13/23)	CAD	100,000	86,317
6.11%, 08/25/40 (Call 02/25/40)	CAD	25,000	24,531
Royal Bank of Canada
1.63%, 08/04/20[a]	EUR	150,000	183,049
1.92%, 07/17/20	CAD	200,000	160,842
2.77%, 12/11/18	CAD	100,000	82,325
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50,000	49,022
Suncor Energy Inc.
5.80%, 05/22/18	CAD	100,000	85,712
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100,000	79,433
Series CH
5.05%, 07/23/20	CAD	50,000	44,685
Thomson Reuters Corp.
4.35%, 09/30/20	CAD	100,000	86,590

Security	Principal		Value
Toronto-Dominion Bank (The)
0.63%, 07/29/19[a]	EUR	100,000	$116,821
1.69%, 04/02/20	CAD	200,000	159,615
VRN, (3 mo. CDOR + 1.830%)
2.98%, 09/30/25 (Call 09/30/20)	CAD	25,000	19,876
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50,000	42,056

			3,014,618
DENMARK — 0.48%
AP Moeller – Maersk A/S
1.50%, 11/24/22[a]	EUR	100,000	115,956
BRFkredit A/S
Series CCE
0.25%, 04/01/21[a]	EUR	200,000	229,949
Carlsberg Breweries A/S
2.63%, 07/03/19[a]	EUR	100,000	122,775
Danske Bank A/S
0.75%, 05/04/20[a]	EUR	200,000	232,693
4.13%, 11/26/19	EUR	50,000	65,727
DONG Energy AS
4.88%, 12/16/21[a]	EUR	50,000	70,290
Nykredit Realkredit AS
Series 01E
2.00%, 10/01/47	DKK	197,429	28,255

			865,645
FINLAND — 0.26%
Nordea Bank Finland Abp
1.38%, 01/15/20[a]	EUR	200,000	241,179
OP Mortgage Bank
0.25%, 11/23/20[a]	EUR	200,000	231,151

			472,330
FRANCE — 3.61%
Agence Francaise de Developpement
0.50%, 10/25/22[a]	EUR	200,000	232,212
Air Liquide Finance SA
1.88%, 06/05/24[a]	EUR	100,000	123,830
Autoroutes du Sud de la France SA
5.63%, 07/04/22	EUR	50,000	74,691

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
AXA SA
VRN, (3 mo. Euribor + 3.750%)
3.38%, 07/06/47 (Call 07/06/27)[a]	EUR	100,000	$114,505
VRN, (3 mo. Euribor + 3.050%)
5.25%, 04/16/40 (Call 04/16/20)[a]	EUR	50,000	63,501
Banque Federative du Credit Mutuel SA
1.63%, 01/11/18	EUR	100,000	117,573
3.00%, 11/28/23[a]	EUR	200,000	263,442
BNP Paribas Home Loan Co.
3.38%, 01/12/17	EUR	50,000	58,670
BNP Paribas SA
2.00%, 01/28/19	EUR	200,000	240,368
2.38%, 05/20/24[a]	EUR	50,000	63,164
VRN, (5 year EUR Swap + 1.650%)
2.88%, 03/20/26 (Call 03/20/21)[a]	EUR	100,000	117,552
Bouygues SA
4.00%, 02/12/18[a]	EUR	50,000	61,201
BPCE SA
VRN, (5 year EUR Swap + 2.370%)
2.75%, 11/30/27 (Call 11/30/22)[a]	EUR	100,000	117,329
BPCE SFH SA
0.50%, 10/11/22[a]	EUR	100,000	116,160
Caisse Centrale du Credit Immobilier de France SA
1.13%, 04/22/19	EUR	100,000	118,758
Carrefour SA
4.00%, 04/09/20[a]	EUR	50,000	65,618
Cie. de Financement Foncier SA
0.38%, 09/17/19	EUR	100,000	116,155
2.25%, 10/13/21	CHF	100,000	119,301
4.38%, 04/15/21	EUR	200,000	277,327
Cie. de Saint-Gobain
4.50%, 09/30/19[a]	EUR	100,000	131,043

Security	Principal		Value
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20[a]	EUR	200,000	$230,480
Credit Agricole SA
0.63%, 11/28/22[a]	EUR	50,000	58,651
3.90%, 04/19/21[a]	EUR	50,000	65,739
Credit Mutuel-CIC Home Loan SFH
1.13%, 02/06/19[a]	EUR	100,000	118,428
Danone SA
1.25%, 05/30/24 (Call 02/29/24)[a]	EUR	100,000	118,414
Dexia Credit Local SA
0.25%, 03/19/20[a]	EUR	50,000	57,582
2.13%, 02/12/25[a]	GBP	100,000	143,475
Electricite de France SA
2.75%, 03/10/23[a]	EUR	100,000	129,471
6.25%, 05/30/28[a]	GBP	150,000	277,706
Engie SA
1.00%, 03/13/26 (Call 12/13/25)[a]	EUR	100,000	113,758
6.38%, 01/18/21	EUR	100,000	147,056
Eutelsat SA
2.63%, 01/13/20 (Call 10/13/19)[a]	EUR	100,000	122,775
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50,000	58,027
La Poste SA
1.13%, 06/04/25[a]	EUR	100,000	116,025
Orange SA
1.88%, 10/02/19[a]	EUR	100,000	121,192
8.13%, 11/20/28[a]	GBP	50,000	111,117
VRN, (5 year EUR Swap + 3.079%)
4.25%, 02/28/49 (Call 02/07/20)[a]	EUR	100,000	118,378
Pernod Ricard SA
1.88%, 09/28/23 (Call 06/28/23)[a]	EUR	100,000	120,436
Regie Autonome des Transports Parisiens
2.88%, 09/09/22	EUR	50,000	66,719
Renault SA
4.63%, 09/18/17[a]	EUR	100,000	121,319

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	100,000	$119,526
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100,000	122,687
Schneider Electric SE
1.50%, 09/08/23 (Call 06/08/23)[a]	EUR	100,000	120,506
SNCF Mobilites Group
4.63%, 02/02/24	EUR	50,000	75,292
SNCF Reseau
4.25%, 10/07/26[a]	EUR	100,000	153,431
4.50%, 01/30/24[a]	EUR	150,000	224,484
5.25%, 12/07/28[a]	GBP	50,000	93,448
Societe Generale SA
VRN, (5 year EUR Swap + 1.830%)
2.50%, 09/16/26 (Call 09/16/21)[a]	EUR	100,000	114,960
Societe Generale SFH SA
2.88%, 03/14/19	EUR	100,000	124,341
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100,000	118,522
TOTAL SA
VRN, (5 year EUR Swap + 1.861%)
2.25%, 12/29/49 (Call 02/26/21)[a]	EUR	100,000	110,240
Veolia Environnement SA
6.13%, 11/25/33	EUR	25,000	45,686
Wendel SA
4.38%, 08/09/17	EUR	50,000	60,111

			6,492,382
GERMANY — 3.74%
Aareal Bank AG
1.00%, 06/28/18	EUR	50,000	58,649
Allianz SE
VRN, (5 year CHF Swap (vs 6 month LIBOR US) + 2.573%)
3.25%, 02/28/49 (Call 07/04/19)	CHF	50,000	54,564

Security	Principal		Value
VRN, (10 year Euribor + 3.200%)
3.38%, 09/29/49 (Call 09/18/24)[a]	EUR	100,000	$115,204
Bayer AG
VRN, (5 year EUR Swap + 2.007%)
2.38%, 04/02/75 (Call 10/02/22)[a]	EUR	25,000	28,026
Bayerische Landesbank
0.75%, 01/20/26[a]	EUR	100,000	116,369
Berlin Hyp AG
1.38%, 05/30/17	EUR	50,000	58,184
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100,000	120,818
BMW Finance NV
0.50%, 09/05/18[a]	EUR	200,000	231,144
1.00%, 01/21/25[a]	EUR	50,000	57,823
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	50,000	63,606
Commerzbank AG
1.00%, 02/05/19[a]	EUR	50,000	59,031
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100,000	115,524
Daimler AG
0.63%, 03/05/20[a]	EUR	200,000	231,762
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50,000	39,850
Deutsche Bahn Finance BV Co. AG
4.38%, 09/23/21	EUR	50,000	69,912
Deutsche Bank AG
1.25%, 09/08/21[a]	EUR	200,000	228,320
Deutsche Pfandbriefbank AG
0.50%, 01/19/23[a]	EUR	100,000	115,671
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)[a]	EUR	25,000	28,805
Deutsche Telekom International Finance BV
1.50%, 04/03/28[a]	EUR	25,000	28,925
2.00%, 10/30/19	EUR	50,000	61,047

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
E.ON International Finance BV
6.38%, 06/07/32	GBP	25,000	$45,076
Erste Abwicklungsanstalt
0.00%, 12/07/18[a]	EUR	200,000	230,070
FMS Wertmanagement AoeR
0.13%, 04/16/20[a]	EUR	200,000	231,668
1.25%, 03/08/19[a]	GBP	100,000	147,532
KfW
0.00%, 12/07/18	EUR	250,000	288,879
0.13%, 06/01/20	EUR	50,000	58,153
0.63%, 07/04/22	EUR	200,000	238,504
0.63%, 01/15/25[a]	EUR	100,000	117,178
0.88%, 10/13/17	EUR	250,000	291,436
0.88%, 03/18/19	EUR	250,000	296,454
1.25%, 10/17/19	EUR	50,000	60,424
1.38%, 02/01/21[a]	GBP	200,000	294,861
1.75%, 10/29/19	CAD	50,000	40,455
2.13%, 08/15/23	EUR	50,000	65,807
2.25%, 09/21/17	EUR	50,000	59,355
2.75%, 04/16/20[a]	AUD	200,000	153,524
3.13%, 06/15/18	EUR	50,000	61,517
3.38%, 01/18/21	EUR	50,000	67,065
3.88%, 01/21/19	EUR	50,000	63,882
6.00%, 08/20/20	AUD	50,000	43,398
6.00%, 12/07/28	GBP	50,000	104,944
Landesbank Hessen-Thueringen Girozentrale
1.00%, 02/25/19[a]	EUR	200,000	236,542
Landwirtschaftliche Rentenbank
0.38%, 01/22/24[a]	EUR	100,000	115,604
1.25%, 05/20/22[a]	EUR	50,000	61,707
1.50%, 12/23/19[a]	GBP	50,000	74,406
2.70%, 01/20/20	AUD	50,000	38,371
Linde AG
Series 10
2.00%, 04/18/23[a]	EUR	50,000	62,877
Merck KGaA
VRN, (5 year EUR Swap + 2.184%)
2.63%, 12/12/74 (Call 06/12/21)[a]	EUR	25,000	29,049
METRO AG
1.38%, 10/28/21[a]	EUR	100,000	116,821

Security	Principal		Value
Muenchener Hypothekenbank eG
0.75%, 09/11/17[a]	EUR	50,000	$57,960
2.50%, 07/04/28	EUR	100,000	135,282
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
VRN, (3 mo. Euribor + 3.500%)
6.00%, 05/26/41 (Call 05/26/21)[a]	EUR	100,000	135,737
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50,000	57,529
NRW Bank
0.88%, 10/23/17	EUR	150,000	174,696
1.25%, 10/22/18[a]	EUR	50,000	59,354
RWE Finance BV
6.25%, 06/03/30	GBP	25,000	39,823
SAP SE
2.13%, 11/13/19[a]	EUR	100,000	122,442
Siemens Financieringsmaatschappij NV
2.88%, 03/10/28[a]	EUR	50,000	68,168
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25,000	35,948
Volkswagen International Finance NV
2.00%, 03/26/21[a]	EUR	100,000	120,306
VRN, (7 year EUR Swap + 2.200%)
2.50%, 12/29/49 (Call 03/20/22)[a]	EUR	25,000	25,341
VRN, (12 year EUR Swap + 2.967%)
4.63%, 03/29/49 (Call 03/24/26)[a]	EUR	50,000	56,008
Vonovia SE
3.63%, 10/08/21[a]	EUR	50,000	65,610

			6,732,997
IRELAND — 0.23%
Bank of Ireland Mortgage Bank
0.63%, 02/19/21[a]	EUR	100,000	116,520

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
CRH Finance Germany GmbH
1.75%, 07/16/21 (Call 04/16/21)[a]	EUR	100,000	$120,517
GE Capital European Funding Unlimited Co.
0.80%, 01/21/22[a]	EUR	100,000	116,490
GE Capital UK Funding
6.25%, 05/05/38	GBP	25,000	54,960

			408,487
ISRAEL — 0.06%
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/23 (Call 12/31/22)[a]	EUR	100,000	112,638

			112,638
ITALY — 1.03%
Assicurazioni Generali SpA
5.13%, 09/16/24[a]	EUR	50,000	75,335
VRN, (3 mo. Euribor + 7.113%)
7.75%, 12/12/42 (Call 12/12/22)[a]	EUR	100,000	139,160
Autostrade per l’Italia SpA
1.13%, 11/04/21[a]	EUR	100,000	117,776
Enel Finance International NV
5.00%, 09/14/22[a]	EUR	50,000	72,594
5.63%, 08/14/24[a]	GBP	100,000	174,958
Eni SpA
1.75%, 01/18/24[a]	EUR	100,000	119,563
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100,000	116,418
1.13%, 01/14/20[a]	EUR	200,000	232,030
Snam SpA
5.00%, 01/18/19[a]	EUR	150,000	193,976
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100,000	116,285
UniCredit SpA
2.75%, 01/31/20[a]	EUR	100,000	125,960
3.25%, 01/14/21[a]	EUR	150,000	188,164
Unione di Banche Italiane SpA
1.00%, 01/27/23[a]	EUR	150,000	177,741

			1,849,960

Security	Principal		Value
MEXICO — 0.12%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100,000	$125,825
Petroleos Mexicanos
2.75%, 04/21/27[a]	EUR	100,000	97,103

			222,928
NETHERLANDS — 1.50%
ABN AMRO Bank NV
0.88%, 01/14/26[a]	EUR	100,000	116,777
1.88%, 07/31/19[a]	EUR	100,000	121,914
4.75%, 01/11/19[a]	EUR	100,000	128,626
Bank Nederlandse Gemeenten NV
0.38%, 01/14/22[a]	EUR	50,000	58,126
1.00%, 03/19/19[a]	EUR	200,000	237,144
1.00%, 01/12/26[a]	EUR	100,000	118,141
1.88%, 06/06/19[a]	EUR	50,000	60,974
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)[a]	EUR	100,000	120,802
Cooperatieve Rabobank UA
2.38%, 05/22/23	EUR	150,000	189,625
3.75%, 11/09/20	EUR	75,000	96,495
Series 2541
4.00%, 09/19/22	GBP	50,000	80,248
4.13%, 01/14/20	EUR	150,000	195,694
Heineken NV
2.13%, 08/04/20[a]	EUR	100,000	123,048
ING Bank NV
0.70%, 04/16/20[a]	EUR	100,000	115,701
4.00%, 01/17/20	EUR	200,000	263,736
Koninklijke DSM NV
5.25%, 10/17/17	EUR	100,000	123,223
Koninklijke KPN NV
5.63%, 09/30/24[a]	EUR	50,000	76,774
Nederlandse Waterschapsbank NV
0.50%, 01/19/23[a]	EUR	100,000	116,459
1.75%, 07/09/20[a]	EUR	100,000	123,340
NN Group NV
1.00%, 03/18/22[a]	EUR	100,000	116,685
Shell International Finance BV
1.25%, 03/15/22[a]	EUR	100,000	119,147

			2,702,679

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
NORWAY — 0.31%
DNB Boligkreditt AS
0.38%, 01/14/21[a]	EUR	100,000	$115,941
1.88%, 06/18/19[a]	EUR	100,000	121,360
SpareBank 1 Boligkreditt AS
1.50%, 01/20/20[a]	EUR	200,000	241,535
Statoil ASA
5.63%, 03/11/21[a]	EUR	50,000	71,410

			550,246
PORTUGAL — 0.04%
EDP Finance BV
4.13%, 06/29/20	EUR	50,000	63,732

			63,732
SPAIN — 1.26%
Ayt Cedulas Cajas Global
Series 3
3.75%, 12/14/22	EUR	200,000	273,913
4.25%, 06/14/18	EUR	100,000	124,633
Banco Bilbao Vizcaya Argentaria SA
0.75%, 01/20/22[a]	EUR	100,000	117,281
Banco Popular Espanol SA
2.13%, 10/08/19[a]	EUR	100,000	122,148
Banco Santander SA
1.13%, 11/27/24[a]	EUR	200,000	236,411
Bankia SA
5.00%, 06/28/19	EUR	50,000	65,994
CaixaBank SA
0.63%, 11/12/20[a]	EUR	200,000	232,604
4.63%, 06/04/19	EUR	50,000	65,141
Gas Natural Capital Co.
5.13%, 11/02/21[a]	EUR	50,000	71,023
Gas Natural Capital Markets SA
5.00%, 02/13/18[a]	EUR	100,000	124,426
Iberdrola Finanzas SAU
4.13%, 03/23/20	EUR	50,000	65,763
Iberdrola International BV
1.13%, 01/27/23[a]	EUR	100,000	116,744
Programa Cedulas TDA Fondo de Titulizacion de Activos
Series A4
4.13%, 04/10/21	EUR	100,000	134,625

Security	Principal		Value
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100,000	$128,424
Santander International Debt SAU
4.13%, 10/04/17[a]	EUR	50,000	60,560
Telefonica Emisiones SAU
1.48%, 09/14/21[a]	EUR	200,000	236,423
5.29%, 12/09/22[a]	GBP	50,000	83,873

			2,259,986
SWEDEN — 0.96%
Nordea Bank AB
1.38%, 04/12/18[a]	EUR	100,000	117,483
Nordea Hypotek AB
Series 5531
1.00%, 04/08/22	SEK	1,000,000	123,124
Skandinaviska Enskilda Banken AB
1.88%, 11/14/19[a]	EUR	100,000	121,099
3.00%, 06/19/19	SEK	2,000,000	270,410
Stadshypotek AB
1.63%, 10/30/20[a]	EUR	100,000	122,499
Series 1581
3.00%, 12/19/18	SEK	3,000,000	402,432
Swedbank Hypotek AB
Series 187
3.75%, 09/19/18	SEK	3,000,000	407,093
TeliaSonera AB
4.75%, 11/16/21	EUR	50,000	69,659
Vattenfall AB
6.25%, 03/17/21[a]	EUR	60,000	86,794

			1,720,593
SWITZERLAND — 0.33%
Cloverie PLC for Zurich Insurance Co. Ltd.
VRN, (3 mo. Euribor + 5.850%)
7.50%, 07/24/39 (Call 07/24/19)	EUR	50,000	67,364
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200,000	236,678
4.75%, 08/05/19	EUR	50,000	65,295

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
Glencore Finance Europe SA
1.25%, 03/17/21 (Call 12/17/20)[a]	EUR	100,000	$104,112
UBS AG/London
1.25%, 09/03/21[a]	EUR	100,000	119,054

			592,503
UNITED KINGDOM — 2.74%
Abbey National Treasury Services PLC/United Kingdom
1.63%, 11/26/20[a]	EUR	100,000	121,736
2.00%, 01/14/19[a]	EUR	100,000	118,926
Aviva PLC
VRN, (5 year EUR Swap + 3.480%)
3.88%, 07/03/44 (Call 07/03/24)[a]	EUR	100,000	111,731
VRN, (6 mo. LIBOR GBP + 1.880%)
5.90%, 11/29/49 (Call 07/27/20)	GBP	25,000	37,233
Bank of Scotland PLC
4.63%, 06/08/17	EUR	50,000	60,221
4.88%, 12/20/24	GBP	25,000	43,553
Barclays Bank PLC
6.00%, 01/14/21[a]	EUR	50,000	65,180
10.00%, 05/21/21[a]	GBP	100,000	182,281
BAT International Finance PLC
7.25%, 03/12/24	GBP	50,000	96,710
BAT Netherlands Finance BV
2.38%, 01/19/23[a]	EUR	150,000	188,138
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)[a]	EUR	100,000	117,690
BP Capital Markets PLC
1.11%, 02/16/23[a]	EUR	100,000	114,990
Centrica PLC
6.38%, 03/10/22[a]	GBP	50,000	89,295
GlaxoSmithKline Capital PLC
4.00%, 06/16/25	EUR	50,000	72,638
5.25%, 12/19/33	GBP	50,000	93,056
Hammerson PLC
7.25%, 04/21/28	GBP	25,000	49,849

Security	Principal		Value
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50,000	$84,862
HSBC Holdings PLC
6.50%, 05/20/24[a]	GBP	100,000	177,033
6.75%, 09/11/28[a]	GBP	50,000	85,703
VRN, (5 year EUR Swap + 1.950%)
3.38%, 01/10/24 (Call 01/10/19)[a]	EUR	100,000	118,332
Imperial Brands Finance PLC
5.00%, 12/02/19[a]	EUR	100,000	132,937
Imperial Tobacco Finance PLC
7.75%, 06/24/19[a]	GBP	50,000	86,206
Land Securities Capital Markets PLC
VRN, (3 mo. LIBOR GBP + 1.128%)
5.39%, 03/31/27 (Call 03/31/25)	GBP	100,000	178,421
Legal & General Finance PLC
5.88%, 04/05/33	GBP	25,000	46,339
Lloyds Bank PLC
0.38%, 01/18/21[a]	EUR	200,000	230,258
6.50%, 03/24/20[a]	EUR	50,000	67,524
7.50%, 04/15/24[a]	GBP	100,000	194,570
National Grid Gas PLC
7.00%, 12/16/24	GBP	25,000	49,211
Nationwide Building Society
0.75%, 06/25/19[a]	EUR	100,000	117,043
1.13%, 06/03/22[a]	EUR	100,000	114,936
Network Rail Infrastructure Finance PLC
4.75%, 01/22/24	GBP	50,000	89,000
4.75%, 11/29/35	GBP	50,000	96,965
Prudential PLC
VRN, (3 mo. LIBOR GBP + 11.348%)
11.38%, 05/29/39 (Call 05/29/19)	GBP	50,000	90,031
Royal Bank of Scotland PLC (The)
5.50%, 03/23/20	EUR	50,000	67,806

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
RSA Insurance Group PLC
VRN, (5 year UK Government Bond + 8.475%)
9.38%, 05/20/39 (Call 05/20/19)	GBP	100,000	$170,134
Santander UK Group Holdings PLC
3.63%, 01/14/26[a]	GBP	100,000	144,664
Sky PLC
1.50%, 09/15/21[a]	EUR	100,000	116,479
Southern Electric Power Co. Ltd.
5.50%, 06/07/32[a]	GBP	25,000	45,913
Southern Gas Networks PLC
4.88%, 10/05/23	GBP	100,000	168,348
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25,000	48,477
Standard Chartered PLC
1.63%, 06/13/21[a]	EUR	100,000	116,756
Thames Water Utilities Cayman Finance Ltd.
VRN, (3 mo. LIBOR GBP + 7.970%)
5.75%, 09/13/30 (Call 09/13/22)	GBP	50,000	83,075
Vodafone Group PLC
1.00%, 09/11/20 (Call 06/11/20)[a]	EUR	100,000	116,058
Western Power Distribution West Midlands PLC
5.75%, 04/16/32[a]	GBP	100,000	187,463
Whitbread Group PLC
3.38%, 10/16/25 (Call 07/16/25)[a]	GBP	100,000	148,078

			4,935,849
UNITED STATES — 2.16%
Apple Inc.
0.38%, 11/25/24[a]	CHF	50,000	53,208
3.05%, 07/31/29	GBP	100,000	148,818
AT&T Inc.
1.30%, 09/05/23	EUR	100,000	115,388
7.00%, 04/30/40	GBP	50,000	105,022

Security	Principal		Value
Bank of America Corp.
2.38%, 06/19/24[a]	EUR	100,000	$122,219
6.13%, 09/15/21[a]	GBP	100,000	172,835
Berkshire Hathaway Inc.
1.13%, 03/16/27 (Call 12/16/26)	EUR	100,000	109,789
Citigroup Inc.
2.13%, 09/10/26[a]	EUR	100,000	118,212
5.15%, 05/21/26	GBP	100,000	170,169
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50,000	53,147
1.63%, 03/09/35 (Call 12/09/34)	EUR	100,000	111,417
Eli Lilly & Co.
1.63%, 06/02/26 (Call 03/02/26)	EUR	100,000	119,360
Goldman Sachs Group Inc. (The)
2.88%, 06/03/26[a]	EUR	50,000	62,709
5.13%, 10/23/19[a]	EUR	100,000	132,574
International Business Machines Corp.
Series MPLE
2.20%, 02/10/17	CAD	150,000	120,650
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50,000	52,869
1.50%, 01/27/25[a]	EUR	150,000	174,187
MasterCard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100,000	117,488
McDonald’s Corp.
5.88%, 04/23/32	GBP	25,000	46,032
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50,000	52,804
1.63%, 01/20/23 (Call 10/20/22)	EUR	100,000	118,830
Morgan Stanley
2.38%, 03/31/21	EUR	150,000	184,157
5.38%, 08/10/20	EUR	50,000	68,404
National Grid North America Inc.
0.75%, 02/11/22[a]	EUR	100,000	113,526

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
Pfizer Inc.
6.50%, 06/03/38[a]	GBP	50,000	$107,533
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100,000	121,969
Procter & Gamble Co. (The)
2.00%, 08/16/22[a]	EUR	100,000	125,795
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100,000	116,038
Toyota Motor Credit Corp.
1.00%, 03/09/21[a]	EUR	50,000	59,038
Verizon Communications Inc.
4.07%, 06/18/24[a]	GBP	100,000	160,566
Wal-Mart Stores Inc.
5.63%, 03/27/34	GBP	50,000	97,159
5.75%, 12/19/30	GBP	25,000	48,494
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100,000	113,241
Wells Fargo & Co.
2.00%, 04/27/26[a]	EUR	100,000	121,213
3.50%, 09/12/29[a]	GBP	100,000	150,240
3.87%, 05/21/25	CAD	25,000	20,805

			3,885,905

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,253,870)			39,834,454

FOREIGN GOVERNMENT OBLIGATIONS — 77.50%

AUSTRALIA — 2.37%
Australia Government Bond
2.75%, 11/21/27[a]	AUD	200,000	154,394
3.25%, 10/21/18[a]	AUD	150,000	118,281
3.25%, 04/21/25[a]	AUD	250,000	202,654
3.75%, 04/21/37[a]	AUD	150,000	125,110
4.25%, 04/21/26[a]	AUD	350,000	307,605
4.50%, 04/21/33[a]	AUD	150,000	138,544
4.75%, 04/21/27[a]	AUD	300,000	276,216
5.25%, 03/15/19[a]	AUD	400,000	334,026
5.50%, 01/21/18[a]	AUD	300,000	242,944
5.50%, 04/21/23[a]	AUD	150,000	137,927
5.75%, 05/15/21[a]	AUD	100,000	89,712
5.75%, 07/15/22[a]	AUD	300,000	275,577

Security	Principal		Value
New South Wales Treasury Corp.
5.00%, 08/20/24	AUD	50,000	$45,015
6.00%, 02/01/18	AUD	50,000	40,792
6.00%, 05/01/20	AUD	50,000	43,855
6.00%, 03/01/22	AUD	300,000	274,519
Queensland Treasury Corp.
3.25%, 07/21/26[b]	AUD	200,000	155,568
3.50%, 09/21/17[b]	AUD	200,000	155,665
4.00%, 06/21/19[b]	AUD	200,000	161,132
4.25%, 07/21/23[b]	AUD	50,000	41,934
4.75%, 07/21/25[b]	AUD	50,000	43,722
6.00%, 02/21/18[a]	AUD	50,000	40,817
6.25%, 02/21/20[a]	AUD	50,000	43,700
South Australian Government Financing Authority
5.00%, 05/20/21	AUD	200,000	171,469
Treasury Corp. of Victoria
5.50%, 11/15/18	AUD	50,000	41,416
6.00%, 10/17/22	AUD	300,000	278,022
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	300,000	230,026
5.00%, 07/23/25[a]	AUD	50,000	44,215
8.00%, 07/15/17	AUD	50,000	40,828

			4,255,685
AUSTRIA — 1.22%
Austria Government Bond
1.20%, 10/20/25[b]	EUR	200,000	243,829
1.65%, 10/21/24[b]	EUR	50,000	63,590
1.75%, 10/20/23[b]	EUR	100,000	128,253
2.40%, 05/23/34[b]	EUR	150,000	207,083
3.15%, 06/20/44[b]	EUR	100,000	160,444
3.65%, 04/20/22[b]	EUR	100,000	139,750
3.80%, 01/26/62[b]	EUR	25,000	49,232
3.90%, 07/15/20[b]	EUR	300,000	404,032
4.15%, 03/15/37[b]	EUR	50,000	87,803
4.35%, 03/15/19[b]	EUR	100,000	130,032
4.65%, 01/15/18[b]	EUR	400,000	497,916
4.85%, 03/15/26[b]	EUR	50,000	81,074

			2,193,038

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
BELGIUM — 2.07%
Belgium Government Bond
0.80%, 06/22/25[b]	EUR	250,000	$293,081
1.00%, 06/22/26[b]	EUR	200,000	236,075
1.00%, 06/22/31[b]	EUR	100,000	111,550
1.25%, 06/22/18[a]	EUR	300,000	355,986
1.60%, 06/22/47[b]	EUR	30,000	32,787
2.25%, 06/22/23[a]	EUR	200,000	263,064
2.60%, 06/22/24[b]	EUR	100,000	135,182
3.00%, 09/28/19[a]	EUR	100,000	127,540
3.50%, 06/28/17[b]	EUR	450,000	539,017
3.75%, 09/28/20[b]	EUR	100,000	134,656
3.75%, 06/22/45[a]	EUR	75,000	126,956
4.00%, 03/28/32[a]	EUR	50,000	80,640
4.25%, 09/28/21[b]	EUR	100,000	141,437
4.25%, 09/28/22[a]	EUR	200,000	290,718
4.25%, 03/28/41[b]	EUR	150,000	267,605
5.00%, 03/28/35[b]	EUR	250,000	461,690
5.50%, 03/28/28	EUR	75,000	131,096

			3,729,080
BULGARIA — 0.06%
Bulgaria Government International Bond
2.00%, 03/26/22[a]	EUR	100,000	116,606

			116,606
CANADA — 4.25%
Canada Government International Bond
2.75%, 12/01/64	CAD	50,000	48,440
Canada Housing Trust
1.70%, 12/15/17[b]	CAD	100,000	80,983
2.00%, 12/15/19[b]	CAD	100,000	82,338
2.35%, 12/15/18[b]	CAD	50,000	41,345
2.90%, 06/15/24[b]	CAD	100,000	86,516
Canada Housing Trust No. 1
1.20%, 06/15/20[b]	CAD	100,000	79,934
1.95%, 06/15/19[b]	CAD	300,000	246,184
2.05%, 06/15/18[b]	CAD	200,000	163,553
2.25%, 12/15/25[b]	CAD	200,000	163,358
3.80%, 06/15/21[b]	CAD	200,000	179,242
Canadian Government Bond
0.25%, 11/01/17	CAD	200,000	158,632
0.75%, 09/01/20	CAD	150,000	119,432

Security	Principal		Value
1.25%, 08/01/17	CAD	500,000	$402,104
1.25%, 02/01/18	CAD	200,000	161,225
1.50%, 06/01/26	CAD	400,000	319,240
1.75%, 03/01/19	CAD	300,000	246,632
2.50%, 06/01/24	CAD	100,000	86,982
2.75%, 06/01/22	CAD	120,000	105,412
2.75%, 12/01/48	CAD	50,000	46,065
3.50%, 12/01/45	CAD	110,000	115,260
3.75%, 06/01/19	CAD	100,000	87,149
4.00%, 06/01/41	CAD	175,000	191,407
5.00%, 06/01/37	CAD	50,000	59,870
5.75%, 06/01/29	CAD	200,000	233,484
5.75%, 06/01/33	CAD	170,000	209,896
City of Toronto Canada
2.95%, 04/28/35	CAD	100,000	75,084
Province of Alberta Canada
2.35%, 06/01/25	CAD	50,000	39,715
2.55%, 12/15/22	CAD	200,000	165,863
3.45%, 12/01/43	CAD	25,000	20,596
Province of British Columbia Canada
2.85%, 06/18/25	CAD	50,000	42,229
3.20%, 06/18/44	CAD	50,000	41,672
3.25%, 12/18/21	CAD	150,000	130,768
4.95%, 06/18/40	CAD	100,000	106,775
Province of Manitoba Canada
2.45%, 06/02/25	CAD	50,000	40,071
2.85%, 09/05/46	CAD	100,000	74,106
4.15%, 06/03/20	CAD	100,000	88,486
Province of New Brunswick Canada
2.85%, 06/02/23	CAD	50,000	41,736
3.55%, 06/03/43	CAD	100,000	81,609
4.50%, 06/02/20	CAD	100,000	89,401
Province of Nova Scotia Canada
4.40%, 06/01/42	CAD	50,000	47,401
Province of Ontario Canada
1.90%, 09/08/17	CAD	200,000	161,825
2.10%, 09/08/18	CAD	100,000	81,700
2.60%, 06/02/25	CAD	250,000	204,924
2.85%, 06/02/23	CAD	50,000	42,302
2.90%, 12/02/46	CAD	250,000	193,374

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
3.00%, 09/28/20	EUR	50,000	$64,466
3.45%, 06/02/45	CAD	50,000	42,794
3.50%, 06/02/24	CAD	50,000	43,949
3.50%, 06/02/43	CAD	50,000	42,917
4.00%, 06/02/21	CAD	200,000	178,897
4.20%, 06/02/20	CAD	50,000	44,404
4.40%, 06/02/19	CAD	200,000	175,116
4.60%, 06/02/39	CAD	200,000	199,353
4.65%, 06/02/41	CAD	50,000	50,800
4.70%, 06/02/37	CAD	100,000	100,085
5.60%, 06/02/35	CAD	100,000	110,033
6.50%, 03/08/29	CAD	50,000	56,350
Province of Quebec Canada
2.75%, 09/01/25	CAD	50,000	41,477
3.00%, 09/01/23	CAD	50,000	42,702
3.50%, 12/01/45	CAD	150,000	128,949
3.75%, 09/01/24	CAD	100,000	89,519
4.25%, 12/01/21	CAD	200,000	182,001
4.50%, 12/01/17	CAD	50,000	42,169
4.50%, 12/01/20	CAD	50,000	45,350
5.00%, 04/29/19[a]	EUR	50,000	65,889
5.00%, 12/01/41	CAD	200,000	212,585
5.75%, 12/01/36	CAD	50,000	56,060
Province of Saskatchewan Canada
2.75%, 12/02/46	CAD	100,000	72,786
3.20%, 06/03/24	CAD	50,000	42,835
Regional Municipality of York
2.60%, 12/15/25	CAD	50,000	39,818

			7,655,624
CHILE — 0.07%
Chile Government International Bond
1.75%, 01/20/26	EUR	100,000	119,845

			119,845
CZECH REPUBLIC — 0.26%
Czech Republic Government Bond
0.00%, 11/09/17[a]	CZK	2,000,000	84,737
0.85%, 03/17/18[a]	CZK	500,000	21,532
2.50%, 08/25/28[a]	CZK	2,000,000	102,934
3.75%, 09/12/20[a]	CZK	750,000	36,822
4.70%, 09/12/22[a]	CZK	2,000,000	108,897

Security	Principal		Value
5.70%, 05/25/24[a]	CZK	750,000	$45,543
Czech Republic International
3.63%, 04/14/21[a]	EUR	50,000	67,086

			467,551
DENMARK — 0.62%
Denmark Government Bond
1.50%, 11/15/23	DKK	1,000,000	168,177
1.75%, 11/15/25	DKK	250,000	42,727
3.00%, 11/15/21	DKK	1,500,000	268,933
4.00%, 11/15/19	DKK	1,750,000	309,791
4.50%, 11/15/39	DKK	1,250,000	327,214

			1,116,842
FINLAND — 0.54%
Finland Government Bond
1.63%, 09/15/22[b]	EUR	50,000	62,974
1.88%, 04/15/17[b]	EUR	300,000	351,357
2.00%, 04/15/24[b]	EUR	150,000	194,715
2.63%, 07/04/42[b]	EUR	100,000	150,887
2.75%, 07/04/28[b]	EUR	65,000	91,507
3.38%, 04/15/20[b]	EUR	50,000	65,521
3.88%, 09/15/17[b]	EUR	50,000	60,690

			977,651
FRANCE — 9.11%
Agence Francaise de Developpement
3.63%, 04/21/20[a]	EUR	50,000	65,592
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100,000	114,791
0.75%, 10/25/21[a]	EUR	100,000	118,355
Caisse d’Amortissement de la Dette Sociale
0.50%, 05/25/23[a]	EUR	200,000	232,634
1.00%, 05/25/18[a]	EUR	200,000	235,171
1.13%, 05/25/19[a]	EUR	100,000	119,222
1.38%, 11/25/24[a]	EUR	50,000	61,438
2.50%, 10/25/22	EUR	50,000	65,710
4.25%, 04/25/20[a]	EUR	200,000	269,098
Caisse de Refinancement de l’Habitat SA
3.60%, 09/13/21	EUR	100,000	135,956
3.60%, 03/08/24	EUR	100,000	142,567
4.00%, 04/25/18	EUR	200,000	247,976

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
Caisse des Depots et Consignations
4.13%, 02/20/19	EUR	50,000	$64,165
Caisse Francaise de Financement Local
0.50%, 04/13/22[a]	EUR	200,000	233,076
5.38%, 07/08/24	EUR	100,000	158,890
France Government Bond OAT
0.00%, 05/25/20[a]	EUR	500,000	577,536
0.50%, 11/25/19[a]	EUR	300,000	353,071
0.50%, 05/25/25[a]	EUR	240,000	275,048
1.00%, 05/25/18[a]	EUR	750,000	883,691
1.00%, 11/25/18[a]	EUR	500,000	592,718
1.00%, 11/25/25[a]	EUR	300,000	357,370
1.50%, 05/25/31[a]	EUR	50,000	60,142
1.75%, 11/25/24[a]	EUR	150,000	191,156
2.25%, 10/25/22[a]	EUR	200,000	261,025
2.25%, 05/25/24[a]	EUR	500,000	660,763
2.50%, 10/25/20[a]	EUR	200,000	256,489
2.50%, 05/25/30[a]	EUR	350,000	477,238
2.75%, 10/25/27[a]	EUR	350,000	486,747
3.00%, 04/25/22[a]	EUR	500,000	674,825
3.25%, 10/25/21[a]	EUR	100,000	135,270
3.25%, 05/25/45[a]	EUR	160,000	250,973
3.50%, 04/25/20[a]	EUR	200,000	263,161
3.50%, 04/25/26[a]	EUR	300,000	440,391
3.75%, 04/25/17[a]	EUR	300,000	357,772
3.75%, 10/25/19[a]	EUR	100,000	130,690
3.75%, 04/25/21[a]	EUR	400,000	546,383
4.00%, 04/25/18[a]	EUR	200,000	249,110
4.00%, 10/25/38[a]	EUR	250,000	424,896
4.00%, 04/25/55[a]	EUR	160,000	294,414
4.00%, 04/25/60[a]	EUR	150,000	279,293
4.25%, 10/25/17[a]	EUR	350,000	428,769
4.25%, 10/25/18[a]	EUR	150,000	191,581
4.25%, 04/25/19[a]	EUR	150,000	195,390
4.25%, 10/25/23[a]	EUR	200,000	297,892
4.50%, 04/25/41[a]	EUR	200,000	370,781
4.75%, 04/25/35[a]	EUR	300,000	542,907
5.50%, 04/25/29[a]	EUR	300,000	536,564
5.75%, 10/25/32[a]	EUR	400,000	774,843
6.00%, 10/25/25[a]	EUR	150,000	259,803

Security	Principal		Value
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	700,000	$816,016
UNEDIC
0.30%, 11/04/21[a]	EUR	100,000	115,696
0.63%, 02/17/25[a]	EUR	100,000	115,172

			16,390,227
GERMANY — 7.26%
Bundesobligation
0.00%, 04/17/20[a]	EUR	150,000	174,458
0.25%, 04/13/18[a]	EUR	200,000	232,326
0.25%, 10/16/20[a]	EUR	400,000	470,211
1.00%, 10/12/18[a]	EUR	150,000	178,051
1.00%, 02/22/19[a]	EUR	500,000	596,425
Bundesrepublik Deutschland
0.50%, 02/15/25[a]	EUR	250,000	295,014
0.50%, 02/15/26[a]	EUR	760,000	888,294
1.00%, 08/15/24[a]	EUR	150,000	184,930
1.00%, 08/15/25[a]	EUR	150,000	184,112
1.50%, 02/15/23[a]	EUR	500,000	635,377
1.75%, 07/04/22[a]	EUR	400,000	512,802
1.75%, 02/15/24[a]	EUR	100,000	130,079
2.00%, 01/04/22[a]	EUR	500,000	645,008
2.00%, 08/15/23[a]	EUR	50,000	65,902
2.25%, 09/04/21[a]	EUR	100,000	130,054
2.50%, 01/04/21[a]	EUR	150,000	194,674
2.50%, 07/04/44[a]	EUR	100,000	156,783
2.50%, 08/15/46[a]	EUR	200,000	316,469
3.25%, 07/04/21[a]	EUR	300,000	406,886
3.25%, 07/04/42[a]	EUR	100,000	174,927
4.00%, 01/04/37[a]	EUR	250,000	456,721
4.25%, 07/04/39[a]	EUR	150,000	290,929
4.75%, 07/04/28[a]	EUR	300,000	520,504
4.75%, 07/04/34[a]	EUR	475,000	912,637
4.75%, 07/04/40[a]	EUR	150,000	313,840
5.50%, 01/04/31[a]	EUR	170,000	328,376
6.50%, 07/04/27[a]	EUR	300,000	576,869
Bundesschatzanweisungen
0.00%, 12/15/17[a]	EUR	950,000	1,096,485
FMS Wertmanagement AoeR
1.88%, 05/09/19[a]	EUR	100,000	121,787
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	75,000	87,063

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
1.75%, 01/31/23	EUR	100,000	$126,255
Land Hessen
0.38%, 07/04/22[a]	EUR	50,000	58,145
Land Niedersachsen
0.40%, 07/10/20	EUR	50,000	58,411
Land Nordrhein-Westfalen
0.88%, 12/04/17	EUR	50,000	58,288
1.88%, 09/15/22	EUR	50,000	63,432
State of Baden-Wurttemberg
0.63%, 01/27/26	EUR	100,000	115,073
State of Berlin
0.75%, 11/11/22[a]	EUR	50,000	59,366
1.50%, 08/28/20	EUR	150,000	183,403
State of Bremen
0.50%, 10/07/22[a]	EUR	100,000	116,640
State of Hesse
0.38%, 03/10/23[a]	EUR	150,000	173,544
1.75%, 01/20/23	EUR	50,000	63,189
State of Lower Saxony
0.13%, 08/12/19	EUR	200,000	231,262
State of North Rhine-Westphalia
1.63%, 10/24/30[a]	EUR	100,000	122,750
1.75%, 05/17/19	EUR	200,000	242,502
State of Rhineland-Palatinate
0.75%, 01/19/26[a]	EUR	100,000	116,337

			13,066,590
IRELAND — 0.61%
Ireland Government Bond
1.00%, 05/15/26[a]	EUR	100,000	114,672
2.00%, 02/18/45[a]	EUR	50,000	57,886
2.40%, 05/15/30[a]	EUR	50,000	64,541
3.40%, 03/18/24[a]	EUR	110,000	151,726
3.90%, 03/20/23[a]	EUR	50,000	70,468
4.40%, 06/18/19	EUR	300,000	393,024
4.50%, 10/18/18	EUR	125,000	160,098
5.40%, 03/13/25	EUR	50,000	79,221

			1,091,636
ISRAEL — 0.30%
Israel Government Bond – Fixed
3.75%, 03/31/24	ILS	450,000	139,919
4.00%, 01/31/18	ILS	600,000	171,511

Security	Principal		Value
5.00%, 01/31/20	ILS	100,000	$31,123
5.50%, 01/31/22	ILS	100,000	33,362
6.00%, 02/28/19	ILS	100,000	30,993
6.25%, 10/30/26	ILS	350,000	132,576

			539,484
ITALY — 7.79%
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/18	EUR	250,000	287,910
0.75%, 01/15/18	EUR	50,000	58,029
1.15%, 05/15/17	EUR	300,000	347,904
1.50%, 06/01/25	EUR	300,000	346,486
2.00%, 12/01/25	EUR	200,000	239,440
2.15%, 12/15/21	EUR	150,000	185,848
2.50%, 05/01/19	EUR	350,000	429,419
2.50%, 12/01/24	EUR	300,000	376,036
2.70%, 03/01/47[b]	EUR	150,000	173,757
3.25%, 09/01/46[b]	EUR	75,000	97,280
3.50%, 11/01/17	EUR	500,000	602,912
3.50%, 12/01/18	EUR	150,000	187,168
3.50%, 03/01/30[b]	EUR	400,000	546,947
3.75%, 03/01/21	EUR	350,000	463,452
3.75%, 08/01/21[a]	EUR	150,000	199,997
3.75%, 09/01/24	EUR	400,000	546,027
4.00%, 09/01/20	EUR	400,000	529,781
4.00%, 02/01/37[a]	EUR	250,000	363,505
4.25%, 02/01/19[a]	EUR	400,000	510,965
4.25%, 09/01/19	EUR	200,000	260,107
4.25%, 03/01/20	EUR	200,000	264,170
4.50%, 08/01/18	EUR	500,000	630,398
4.50%, 02/01/20[a]	EUR	500,000	664,023
4.50%, 05/01/23	EUR	200,000	283,554
4.50%, 03/01/24	EUR	160,000	228,190
4.50%, 03/01/26[a]	EUR	100,000	145,637
4.75%, 09/01/21	EUR	250,000	348,902
4.75%, 08/01/23[b]	EUR	100,000	144,264
4.75%, 09/01/28[b]	EUR	60,000	90,907
4.75%, 09/01/44[b]	EUR	200,000	327,813
5.00%, 03/01/25[b]	EUR	100,000	148,726
5.00%, 08/01/34[a]	EUR	250,000	406,249
5.00%, 08/01/39[a]	EUR	130,000	215,915
5.00%, 09/01/40[a]	EUR	200,000	331,791
5.25%, 08/01/17[a]	EUR	250,000	305,261

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
5.25%, 11/01/29	EUR	100,000	$160,168
5.50%, 09/01/22	EUR	100,000	147,389
5.50%, 11/01/22	EUR	100,000	147,824
5.75%, 02/01/33	EUR	100,000	172,903
6.00%, 05/01/31	EUR	400,000	694,113
6.50%, 11/01/27	EUR	400,000	683,178
9.00%, 11/01/23	EUR	400,000	717,190

			14,011,535
JAPAN — 13.56%
Japan Government Five Year Bond
0.10%, 03/20/18	JPY	20,000,000	188,143
0.10%, 12/20/19	JPY	70,000,000	661,884
0.10%, 03/20/20	JPY	25,000,000	236,492
0.10%, 06/20/20	JPY	20,000,000	189,302
0.10%, 09/20/20	JPY	5,000,000	47,352
0.20%, 06/20/17	JPY	20,000,000	187,869
0.20%, 09/20/17	JPY	30,000,000	282,145
0.20%, 09/20/18	JPY	10,000,000	94,460
0.20%, 12/20/18	JPY	100,000,000	945,530
0.20%, 03/20/19	JPY	28,000,000	264,997
0.20%, 06/20/19	JPY	20,000,000	189,456
0.20%, 09/20/19	JPY	20,000,000	189,629
0.30%, 06/20/18	JPY	27,500,000	260,023
0.40%, 06/20/18	JPY	100,000,000	947,549
Japan Government Forty Year Bond
1.40%, 03/20/55	JPY	10,000,000	126,824
1.70%, 03/20/54	JPY	5,000,000	68,055
1.90%, 03/20/53	JPY	5,000,000	70,734
2.20%, 03/20/49	JPY	5,000,000	72,973
2.20%, 03/20/51	JPY	5,000,000	74,178
Japan Government Ten Year Bond
0.30%, 12/20/24	JPY	50,000,000	484,990
0.30%, 12/20/25	JPY	50,000,000	485,111
0.40%, 03/20/25	JPY	25,000,000	244,738
0.40%, 06/20/25	JPY	35,000,000	342,594
0.40%, 09/20/25	JPY	7,500,000	73,442
0.50%, 09/20/24	JPY	50,000,000	492,813
0.60%, 12/20/23	JPY	20,000,000	198,026
0.60%, 03/20/24	JPY	20,000,000	198,232
0.60%, 06/20/24	JPY	20,000,000	198,533

Security	Principal		Value
0.80%, 06/20/22	JPY	15,000,000	$148,862
0.80%, 09/20/22	JPY	20,000,000	198,899
0.80%, 12/20/22	JPY	85,000,000	847,045
0.80%, 06/20/23	JPY	20,000,000	200,219
0.80%, 09/20/23	JPY	100,000,000	1,003,019
1.00%, 09/20/20	JPY	100,000,000	984,195
1.00%, 09/20/21	JPY	20,000,000	199,135
1.00%, 12/20/21	JPY	25,000,000	249,633
1.00%, 03/20/22	JPY	20,000,000	200,284
1.20%, 12/20/20	JPY	25,000,000	248,897
1.20%, 06/20/21	JPY	90,000,000	902,229
1.30%, 12/20/19	JPY	20,000,000	197,288
1.40%, 09/20/19	JPY	50,000,000	493,107
1.40%, 03/20/20	JPY	130,000,000	1,291,483
1.50%, 12/20/17	JPY	40,000,000	384,571
1.50%, 09/20/18	JPY	20,000,000	194,723
Japan Government Thirty Year Bond
1.40%, 09/20/45	JPY	12,500,000	150,953
1.40%, 12/20/45	JPY	20,000,000	241,884
1.50%, 12/20/44	JPY	17,500,000	214,738
1.70%, 06/20/44	JPY	10,000,000	127,238
1.80%, 03/20/43	JPY	25,000,000	320,823
1.90%, 06/20/43	JPY	10,000,000	131,141
2.00%, 09/20/40	JPY	30,000,000	389,121
2.00%, 09/20/41	JPY	12,000,000	157,307
2.40%, 03/20/37	JPY	30,000,000	398,419
2.40%, 09/20/38	JPY	12,000,000	162,061
Japan Government Twenty Year Bond
1.00%, 12/20/35	JPY	25,000,000	265,452
1.20%, 12/20/34	JPY	10,000,000	109,854
1.20%, 03/20/35	JPY	30,000,000	329,589
1.20%, 09/20/35	JPY	5,000,000	54,887
1.30%, 06/20/35	JPY	22,500,000	251,057
1.40%, 09/20/34	JPY	10,000,000	113,145
1.50%, 03/20/34	JPY	20,000,000	229,263
1.50%, 06/20/34	JPY	10,000,000	114,718
1.70%, 12/20/31	JPY	10,000,000	116,388
1.70%, 09/20/32	JPY	40,000,000	467,622
1.70%, 06/20/33	JPY	10,000,000	117,460
1.80%, 12/20/31	JPY	10,000,000	117,825
1.90%, 12/20/28	JPY	10,000,000	115,689

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
1.90%, 06/20/31	JPY	5,000,000	$59,401
2.10%, 12/20/26	JPY	25,000,000	287,413
2.10%, 12/20/27	JPY	10,000,000	116,590
2.10%, 06/20/29	JPY	40,000,000	475,002
2.10%, 09/20/29	JPY	10,000,000	119,043
2.10%, 03/20/30	JPY	10,000,000	119,804
2.10%, 12/20/30	JPY	36,000,000	435,136
2.20%, 03/20/28	JPY	5,000,000	59,056
2.20%, 03/20/30	JPY	40,000,000	484,363
2.30%, 06/20/27	JPY	40,000,000	471,499
Japan Government Two Year Bond
0.10%, 08/15/17	JPY	30,000,000	281,682
0.10%, 10/15/17	JPY	131,350,000	1,234,109

			24,399,395
LUXEMBOURG — 0.07%
Luxembourg Government Bond
2.13%, 07/10/23[a]	EUR	100,000	132,359

			132,359
MALAYSIA — 0.66%
Malaysia Government Bond
3.48%, 03/15/23	MYR	200,000	50,296
3.58%, 09/28/18	MYR	200,000	51,592
3.66%, 10/15/20	MYR	600,000	154,618
3.96%, 09/15/25	MYR	500,000	128,236
4.01%, 09/15/17	MYR	200,000	51,980
4.05%, 09/30/21	MYR	750,000	195,387
4.24%, 02/07/18	MYR	750,000	195,698
4.38%, 11/29/19	MYR	600,000	158,238
4.50%, 04/15/30	MYR	600,000	157,870
Malaysia Government Investment Issue
3.99%, 10/15/25	MYR	150,000	38,039

			1,181,954
MEXICO — 0.93%
Mexican Bonos
4.75%, 06/14/18	MXN	1,000,000	58,755
6.50%, 06/10/21	MXN	3,500,000	215,477
7.75%, 05/29/31	MXN	3,000,000	199,625
8.50%, 12/13/18	MXN	6,000,000	383,503
8.50%, 11/18/38	MXN	2,500,000	180,844

Security	Principal		Value
10.00%, 12/05/24	MXN	4,500,000	$338,584
Mexico Government International Bond
1.63%, 03/06/24	EUR	150,000	169,139
2.75%, 04/22/23	EUR	100,000	121,929

			1,667,856
NETHERLANDS — 1.84%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	450,000	519,854
0.25%, 07/15/25[b]	EUR	200,000	226,155
1.25%, 01/15/19[b]	EUR	50,000	59,841
1.75%, 07/15/23[b]	EUR	300,000	384,367
2.00%, 07/15/24[b]	EUR	100,000	130,877
2.25%, 07/15/22[b]	EUR	100,000	130,846
2.50%, 01/15/33[b]	EUR	150,000	215,094
2.75%, 01/15/47[b]	EUR	100,000	161,038
3.25%, 07/15/21[b]	EUR	300,000	405,168
3.50%, 07/15/20[b]	EUR	100,000	132,919
3.75%, 01/15/42[b]	EUR	150,000	275,095
4.00%, 07/15/18[b]	EUR	150,000	188,614
4.00%, 01/15/37[b]	EUR	125,000	224,229
4.50%, 07/15/17[b]	EUR	100,000	121,388
5.50%, 01/15/28	EUR	75,000	133,613

			3,309,098
NEW ZEALAND — 0.35%
New Zealand Government Bond
5.00%, 03/15/19[a]	NZD	400,000	301,944
5.50%, 04/15/23[a]	NZD	100,000	83,528
6.00%, 05/15/21[a]	NZD	300,000	246,901

			632,373
NORWAY — 0.30%
Norway Government Bond
2.00%, 05/24/23[b]	NOK	1,000,000	131,040
3.00%, 03/14/24[b]	NOK	250,000	35,024
3.75%, 05/25/21[b]	NOK	500,000	70,607
4.50%, 05/22/19[b]	NOK	2,250,000	311,907

			548,578
PERU — 0.07%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100,000	118,945

			118,945

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
POLAND — 0.66%
Poland Government International Bond
1.50%, 01/19/26[a]	EUR	100,000	$116,262
1.63%, 01/15/19[a]	EUR	100,000	119,183
3.00%, 01/15/24[a]	EUR	50,000	64,921
3.75%, 01/19/23[a]	EUR	200,000	273,452
4.00%, 03/23/21	EUR	150,000	201,782
5.25%, 01/20/25	EUR	100,000	152,790
5.63%, 06/20/18	EUR	200,000	256,467

			1,184,857
ROMANIA — 0.04%
Romanian Government International Bond
3.63%, 04/24/24[a]	EUR	50,000	63,326

			63,326
RUSSIA — 0.20%
Russian Federal Bond – OFZ
6.70%, 05/15/19	RUB	10,000,000	145,093
7.00%, 08/16/23	RUB	2,000,000	28,107
7.50%, 03/15/18	RUB	3,000,000	45,059
7.60%, 07/20/22	RUB	10,000,000	145,836

			364,095
SINGAPORE — 0.41%
Singapore Government Bond
2.50%, 06/01/19	SGD	450,000	348,235
2.75%, 04/01/42	SGD	100,000	77,825
2.88%, 09/01/30	SGD	50,000	39,471
3.00%, 09/01/24	SGD	250,000	200,141
3.25%, 09/01/20	SGD	100,000	80,094

			745,766
SLOVAKIA — 0.16%
Slovakia Government Bond
3.00%, 02/28/23[a]	EUR	150,000	204,647
4.35%, 10/14/25[a]	EUR	50,000	77,542

			282,189
SLOVENIA — 0.10%
Slovenia Government Bond
2.13%, 07/28/25[a]	EUR	100,000	122,988

Security	Principal		Value
3.00%, 04/08/21[a]	EUR	50,000	$64,481

			187,469
SOUTH AFRICA — 0.45%
South Africa Government Bond
6.25%, 03/31/36	ZAR	3,000,000	149,802
6.50%, 02/28/41	ZAR	750,000	37,278
6.75%, 03/31/21	ZAR	3,750,000	245,921
7.00%, 02/28/31	ZAR	1,000,000	56,991
8.00%, 12/21/18	ZAR	500,000	35,096
10.50%, 12/21/26	ZAR	3,750,000	291,649

			816,737
SOUTH KOREA — 2.77%
Korea Treasury Bond
1.63%, 06/10/18	KRW	500,000,000	440,289
2.00%, 12/10/17	KRW	200,000,000	177,018
2.00%, 03/10/20	KRW	400,000,000	357,267
2.00%, 09/10/20	KRW	200,000,000	178,832
2.25%, 06/10/25	KRW	300,000,000	273,453
2.75%, 06/10/17	KRW	200,000,000	177,992
2.75%, 09/10/17	KRW	600,000,000	535,627
2.75%, 09/10/19	KRW	500,000,000	456,668
2.75%, 12/10/44	KRW	200,000,000	208,157
3.00%, 03/10/23	KRW	400,000,000	380,974
3.00%, 09/10/24	KRW	120,000,000	115,425
3.00%, 12/10/42	KRW	75,000,000	80,898
3.13%, 03/10/19	KRW	250,000,000	229,421
3.50%, 03/10/24	KRW	75,000,000	74,341
3.75%, 12/10/33	KRW	275,000,000	308,386
4.00%, 12/10/31	KRW	80,000,000	90,202
4.25%, 06/10/21	KRW	200,000,000	198,321
5.00%, 06/10/20	KRW	150,000,000	149,643
5.50%, 03/10/28	KRW	200,000,000	243,878
5.50%, 12/10/29	KRW	250,000,000	315,225

			4,992,017
SPAIN — 4.69%
Autonomous Community of Madrid Spain
1.19%, 05/08/22[a]	EUR	150,000	173,682
1.83%, 04/30/25[a]	EUR	50,000	57,699
FADE – Fondo de Amortizacion del Deficit Electrico
0.85%, 09/17/19[a]	EUR	200,000	232,886

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
Instituto de Credito Oficial
0.50%, 12/15/17[a]	EUR	200,000	$230,716
4.38%, 05/20/19[a]	EUR	50,000	64,475
Spain Government Bond
0.25%, 04/30/18	EUR	250,000	288,024
0.50%, 10/31/17	EUR	500,000	577,617
1.15%, 07/30/20	EUR	400,000	473,002
1.40%, 01/31/20	EUR	500,000	597,127
1.60%, 04/30/25[b]	EUR	300,000	347,917
1.95%, 04/30/26[b]	EUR	300,000	354,382
1.95%, 07/30/30[b]	EUR	200,000	226,568
2.15%, 10/31/25[b]	EUR	200,000	241,434
2.75%, 10/31/24[b]	EUR	150,000	190,407
3.75%, 10/31/18	EUR	400,000	501,282
3.80%, 04/30/24[b]	EUR	300,000	408,465
4.00%, 04/30/20[b]	EUR	200,000	262,468
4.20%, 01/31/37[b]	EUR	100,000	145,769
4.40%, 10/31/23[b]	EUR	250,000	353,729
4.60%, 07/30/19[b]	EUR	400,000	524,341
4.65%, 07/30/25[b]	EUR	100,000	145,558
4.70%, 07/30/41[b]	EUR	100,000	156,805
4.80%, 01/31/24[b]	EUR	150,000	217,708
4.85%, 10/31/20[b]	EUR	50,000	68,488
4.90%, 07/30/40[b]	EUR	150,000	240,805
5.15%, 10/31/28[b]	EUR	50,000	77,785
5.15%, 10/31/44[b]	EUR	250,000	421,248
5.50%, 07/30/17[b]	EUR	100,000	122,518
5.75%, 07/30/32	EUR	250,000	427,129
5.85%, 01/31/22[b]	EUR	100,000	148,022
6.00%, 01/31/29	EUR	100,000	167,296

			8,445,352
SUPRANATIONAL — 3.43%
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50,000	38,260
Council of Europe Development Bank
0.75%, 06/09/25[a]	EUR	50,000	58,860
European Financial Stability Facility
0.10%, 01/19/21[a]	EUR	200,000	231,593
0.20%, 04/28/25[a]	EUR	100,000	112,295
0.25%, 10/18/17[a]	EUR	100,000	115,462
0.88%, 04/16/18[a]	EUR	250,000	292,960

Security	Principal		Value
1.25%, 01/22/19[a]	EUR	250,000	$298,429
1.50%, 01/22/20[a]	EUR	100,000	121,901
1.63%, 09/15/17[a]	EUR	100,000	117,574
2.13%, 02/19/24[a]	EUR	50,000	65,688
2.35%, 07/29/44[a]	EUR	100,000	140,171
3.00%, 09/04/34[a]	EUR	50,000	75,650
3.38%, 07/05/21[a]	EUR	50,000	67,705
European Investment Bank
0.13%, 04/15/25	EUR	50,000	55,910
1.00%, 07/13/18	EUR	200,000	235,712
1.13%, 02/18/20	CAD	50,000	39,538
1.38%, 01/15/18	GBP	100,000	147,833
Series 2000
1.50%, 07/15/20	EUR	300,000	369,052
2.00%, 04/14/23	EUR	50,000	65,044
2.25%, 03/07/20[a]	GBP	50,000	76,131
2.25%, 10/14/22[a]	EUR	200,000	262,294
2.75%, 09/15/21	EUR	100,000	132,310
3.00%, 10/14/33[a]	EUR	150,000	222,349
3.13%, 03/03/17	EUR	50,000	58,928
3.50%, 04/15/27[a]	EUR	50,000	74,888
3.88%, 06/08/37	GBP	50,000	88,820
4.00%, 04/15/30	EUR	200,000	323,153
4.00%, 10/15/37	EUR	50,000	88,187
4.25%, 04/15/19	EUR	50,000	65,020
4.63%, 04/15/20	EUR	50,000	68,435
4.75%, 10/15/17	EUR	200,000	246,030
5.63%, 06/07/32	GBP	100,000	209,746
6.00%, 08/06/20	AUD	50,000	43,231
6.50%, 08/07/19	AUD	100,000	85,681
European Stability Mechanism
0.50%, 03/02/26[a]	EUR	50,000	57,137
Series 43
0.88%, 10/15/19[a]	EUR	200,000	238,084
1.00%, 09/23/25[a]	EUR	100,000	120,250
1.25%, 10/15/18[a]	EUR	50,000	59,480
1.38%, 03/04/21[a]	EUR	50,000	61,455
1.63%, 11/17/36[a]	EUR	50,000	60,941
European Union
2.75%, 09/21/21[a]	EUR	50,000	65,978
3.38%, 05/10/19[a]	EUR	200,000	254,474
3.38%, 04/04/32[a]	EUR	50,000	76,532
3.75%, 04/04/42[a]	EUR	100,000	174,919

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Principal		Value
Inter-American Development Bank
3.25%, 02/07/20	AUD	50,000	$39,137
International Bank for Reconstruction & Development
1.13%, 03/11/20	CAD	50,000	39,651
1.38%, 12/15/20	GBP	100,000	147,825
2.50%, 03/12/20	AUD	50,000	38,147
3.75%, 02/10/20	NZD	50,000	36,098

			6,164,948
SWEDEN — 0.45%
Sweden Government Bond
1.00%, 11/12/26	SEK	500,000	62,951
1.50%, 11/13/23	SEK	250,000	33,490
3.50%, 06/01/22	SEK	1,000,000	148,981
3.50%, 03/30/39	SEK	650,000	106,204
3.75%, 08/12/17	SEK	2,750,000	362,243
4.25%, 03/12/19	SEK	600,000	84,789
5.00%, 12/01/20	SEK	100,000	15,351

			814,009
THAILAND — 0.64%
Thailand Government Bond
3.25%, 06/16/17	THB	2,000,000	58,478
3.63%, 06/16/23	THB	1,000,000	32,364
3.65%, 12/17/21	THB	11,000,000	349,829
3.85%, 12/12/25	THB	1,000,000	33,773
3.88%, 06/13/19	THB	9,500,000	291,953
4.26%, 12/12/37[a]	THB	5,000,000	191,269
4.88%, 06/22/29	THB	5,000,000	188,533

			1,146,199
TURKEY — 0.42%
Turkey Government Bond
7.10%, 03/08/23	TRY	200,000	64,560
7.40%, 02/05/20	TRY	200,000	67,924
8.30%, 06/20/18	TRY	200,000	70,680
8.50%, 07/10/19	TRY	1,000,000	353,129
9.00%, 07/24/24	TRY	400,000	142,433
Turkey Government International Bond
5.13%, 05/18/20	EUR	50,000	63,995

			762,721

Security	Principal		Value
UNITED KINGDOM — 8.77%
Transport for London
2.13%, 04/24/25[a]	GBP	100,000	$145,011
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	750,000	1,106,239
1.25%, 07/22/18[a]	GBP	150,000	223,219
1.50%, 01/22/21[a]	GBP	50,000	74,977
1.50%, 07/22/26[a]	GBP	150,000	214,782
1.75%, 07/22/19[a]	GBP	250,000	378,158
1.75%, 09/07/22[a]	GBP	250,000	378,949
2.00%, 07/22/20[a]	GBP	620,000	949,936
2.00%, 09/07/25[a]	GBP	125,000	189,275
2.25%, 09/07/23[a]	GBP	150,000	233,403
2.50%, 07/22/65[a]	GBP	40,000	63,252
3.25%, 01/22/44[a]	GBP	250,000	428,129
3.50%, 01/22/45[a]	GBP	250,000	448,772
3.50%, 07/22/68[a]	GBP	220,000	447,240
3.75%, 09/07/19[a]	GBP	500,000	807,984
3.75%, 09/07/20[a]	GBP	400,000	659,426
3.75%, 09/07/21[a]	GBP	100,000	167,399
3.75%, 07/22/52[a]	GBP	225,000	447,798
4.00%, 03/07/22[a]	GBP	90,000	154,054
4.00%, 01/22/60[a]	GBP	210,000	459,498
4.25%, 12/07/27[a]	GBP	210,000	387,540
4.25%, 06/07/32[a]	GBP	300,000	567,528
4.25%, 03/07/36[a]	GBP	295,000	567,453
4.25%, 09/07/39[a]	GBP	230,000	451,061
4.25%, 12/07/40[a]	GBP	245,000	485,249
4.25%, 12/07/46[a]	GBP	225,000	463,715
4.25%, 12/07/49[a]	GBP	200,000	424,426
4.25%, 12/07/55[a]	GBP	225,000	503,633
4.50%, 03/07/19[a]	GBP	165,000	268,681
4.50%, 09/07/34[a]	GBP	250,000	491,947
4.50%, 12/07/42[a]	GBP	275,000	571,445
4.75%, 03/07/20[a]	GBP	150,000	253,038
4.75%, 12/07/30[a]	GBP	275,000	542,689
4.75%, 12/07/38[a]	GBP	260,000	541,897
5.00%, 03/07/18[a]	GBP	500,000	794,863
5.00%, 03/07/25[a]	GBP	150,000	283,449
8.00%, 06/07/21[a]	GBP	100,000	197,649

			15,773,764

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $128,929,170)			139,465,401

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d]	270,857	$270,857

		270,857

TOTAL SHORT-TERM INVESTMENTS
(Cost: $270,857)		270,857

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $166,453,897)		179,570,712
Other Assets, Less Liabilities — 0.21%		381,258

NET ASSETS — 100.00%		$179,951,970

FRN — Floating Rate Note

VRN — Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased	Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	6,785,000	USD	5,177,742	05/04/2016	WBC	$9
CAD	3,220,000	USD	2,570,644	05/04/2016	MS	3
CAD	3,220,000	USD	2,570,647	05/04/2016	DB	—
CAD	370,000	USD	286,068	05/04/2016	UBS	9,317
EUR	91,250,000	USD	103,532,857	05/04/2016	JPM	983,275
GBP	3,855,000	USD	5,647,190	05/04/2016	RBS	4
GBP	3,855,000	USD	5,647,190	05/04/2016	MS	4
GBP	3,855,000	USD	5,647,190	05/04/2016	BBP	4
GBP	630,000	USD	905,575	05/04/2016	UBS	17,312
ILS	2,100,000	USD	562,626	05/04/2016	DB	5
JPY	51,230,000	USD	457,170	05/06/2016	UBS	21,637
JPY	656,970,000	USD	6,140,193	05/06/2016	RBS	—
JPY	656,970,000	USD	6,140,193	05/06/2016	MS	—
JPY	656,970,000	USD	6,140,193	05/06/2016	DB	—
SGD	1,030,000	USD	766,341	05/04/2016	HSBC	—
USD	114,329	AUD	150,000	06/03/2016	JPM	2
USD	5,171,561	AUD	6,785,000	06/03/2016	WBC	168
USD	5,212,474	AUD	6,785,000	05/04/2016	CITI	34,723
USD	397,295	CHF	380,000	05/04/2016	CITI	826
USD	5,647,620	GBP	3,855,000	06/03/2016	MS	5
USD	439,508	GBP	300,000	06/03/2016	JPM	5
USD	5,647,633	GBP	3,855,000	06/03/2016	BBP	17
USD	6,144,098	JPY	656,970,000	06/03/2016	SSB	28

	Currency Purchased	Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	1,127,551	THB	39,400,000	06/03/2016	HSBC	$354
USD	844,598	ZAR	12,050,000	06/03/2016	CITI	—
ZAR	12,050,000	USD	849,743	05/04/2016	CITI	—

						1,067,698

CAD	3,210,000	USD	2,562,666	05/04/2016	RBS	(2)
CHF	380,000	USD	396,474	05/04/2016	CITI	(5)
CZK	9,650,000	USD	408,647	05/04/2016	DB	(1)
DKK	7,460,000	USD	1,148,025	05/04/2016	DB	—
MXN	23,700,000	USD	1,383,486	05/04/2016	CITI	(26)
NOK	4,700,000	USD	583,679	05/04/2016	DB	(1)
NZD	980,000	USD	685,226	05/04/2016	WBC	—
SEK	16,570,000	USD	2,065,524	05/04/2016	DB	(1)
THB	39,400,000	USD	1,128,940	05/04/2016	HSBC	(970)
TRY	1,970,000	USD	704,650	05/04/2016	CITI	(26)
USD	2,530,179	CAD	3,275,000	05/04/2016	CITI	(84,377)
USD	2,532,027	CAD	3,275,000	05/04/2016	SSB	(82,528)
USD	2,524,311	CAD	3,265,000	05/04/2016	DB	(82,261)
USD	2,532,066	CAD	3,275,000	05/04/2016	BBP	(82,489)
USD	117,432	CAD	150,000	05/04/2016	GS	(2,319)
USD	2,562,639	CAD	3,210,000	06/03/2016	RBS	(31)
USD	2,570,630	CAD	3,220,000	06/03/2016	MS	(24)
USD	2,570,633	CAD	3,220,000	06/03/2016	SSB	(21)
USD	2,570,604	CAD	3,220,000	06/03/2016	DB	(50)
USD	396,960	CHF	380,000	06/03/2016	CITI	(6)
USD	406,827	CZK	9,650,000	05/04/2016	CITI	(1,819)
USD	408,882	CZK	9,650,000	06/03/2016	DB	(24)
USD	1,141,921	DKK	7,460,000	05/04/2016	CITI	(6,104)
USD	1,148,968	DKK	7,460,000	06/03/2016	DB	(52)
USD	103,435,185	EUR	91,250,000	05/04/2016	JPM	(1,080,947)
USD	100,549,873	EUR	88,560,000	06/03/2016	JPM	(972,603)
USD	5,677,821	GBP	3,950,000	05/04/2016	CITI	(108,538)
USD	5,677,928	GBP	3,950,000	05/04/2016	SSB	(108,431)
USD	5,677,809	GBP	3,950,000	05/04/2016	BBP	(108,550)
USD	298,397	GBP	210,000	05/04/2016	GS	(9,232)
USD	5,734,633	GBP	3,990,000	05/04/2016	DB	(110,322)
USD	5,647,602	GBP	3,855,000	06/03/2016	RBS	(14)
USD	5,647,536	GBP	3,855,000	06/03/2016	SSB	(79)
USD	558,813	ILS	2,100,000	05/04/2016	CITI	(3,818)
USD	562,873	ILS	2,100,000	06/06/2016	DB	(36)
USD	5,808,296	JPY	652,260,000	05/06/2016	DB	(287,877)
USD	5,808,374	JPY	652,270,000	05/06/2016	CITI	(287,892)
USD	5,808,799	JPY	652,270,000	05/06/2016	SSB	(287,468)
USD	5,808,126	JPY	652,270,000	05/06/2016	BBP	(288,140)
USD	641,301	JPY	70,040,000	05/06/2016	GS	(13,309)
USD	6,144,012	JPY	656,970,000	06/03/2016	RBS	(58)
USD	6,143,989	JPY	656,970,000	06/03/2016	MS	(81)
USD	6,143,981	JPY	656,970,000	06/03/2016	DB	(89)
USD	2,446,321	KRW	3,000,300,000	06/15/2016	HSBC	(185,233)
USD	2,339,466	KRW	2,880,000,000	06/15/2016	GS	(186,572)
USD	1,379,130	MXN	23,700,000	05/04/2016	CITI	(4,330)
USD	1,379,261	MXN	23,700,000	06/03/2016	CITI	(69)
USD	582,583	MYR	2,425,000	06/15/2016	HSBC	(36,181)
USD	584,478	MYR	2,425,000	06/15/2016	DB	(34,285)
USD	568,149	NOK	4,700,000	05/04/2016	CITI	(15,529)
USD	583,593	NOK	4,700,000	06/03/2016	DB	(2)
USD	679,356	NZD	980,000	05/04/2016	CITI	(5,870)

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2016

	Currency Purchased	Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	684,109	NZD	980,000	06/03/2016	WBC	$(10)
USD	322,784	RUB	24,520,000	06/15/2016	CSFB	(52,080)
USD	2,046,058	SEK	16,570,000	05/04/2016	CITI	(19,466)
USD	2,067,664	SEK	16,570,000	06/03/2016	DB	(19)
USD	764,762	SGD	1,030,000	05/04/2016	CITI	(1,579)
USD	765,685	SGD	1,030,000	06/03/2016	HSBC	(66)
USD	1,121,549	THB	39,400,000	05/04/2016	CITI	(6,422)
USD	693,980	TRY	1,970,000	05/04/2016	CITI	(10,644)
USD	698,937	TRY	1,970,000	06/03/2016	CITI	(49)
USD	814,580	ZAR	12,050,000	05/04/2016	CITI	(35,164)

						(4,604,191)

Net unrealized depreciation						$(3,536,493)

Counterparties:

BBP — Barclays Bank PLC Wholesale

CITI — Citibank N.A. London

CSFB — Credit Suisse

DB — Deutsche Bank AG London

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

JPM — J.P. Morgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland PLC

SSB — State Street Bank London

UBS — UBS AG London

WBC — Westpac Banking Corporation

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.22%
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	$500	$523,899
Series 2014-A8, Class A8
1.73%, 04/09/20	500	504,950

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,019,759)		1,028,849

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.61%

MORTGAGE-BACKED SECURITIES — 1.61%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4
5.49%, 02/10/51	844	861,116
COMM Mortgage Trust
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	786,272
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	694,811
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A3
5.38%, 02/15/40	955	968,327
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
VRN
4.13%, 08/15/46	1,020	1,134,595
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,104,907
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	518,319
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3
VRN
5.87%, 09/15/45	73	77,156
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	500	518,029
Series 2015-C23, Class A4
3.72%, 07/15/50	500	534,612

Security	Principal (000s)	Value
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	$100	$102,946
Series 2014-C21, Class A2
2.92%, 08/15/47	425	438,158

		7,739,248

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,631,490)		7,739,248

CORPORATE BONDS & NOTES — 34.26%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	50	51,148
inVentiv Health Inc.
9.00%, 01/15/18 (Call 05/31/16)[a]	50	51,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	15	15,487
5.88%, 03/15/25 (Call 09/15/19)[b]	50	52,250

		170,385
AEROSPACE & DEFENSE — 0.37%
ADS Tactical Inc.
11.00%, 04/01/18 (Call 04/01/17)[a]	15	15,413
BAE Systems Holdings Inc.
3.80%, 10/07/24[a]	100	103,509
Boeing Co. (The)
5.88%, 02/15/40	100	132,241
Embraer Netherlands Finance BV
5.05%, 06/15/25[b]	50	49,688
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	25	26,094
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	50	50,312
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/31/16)	36	28,440

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
LMI Aerospace Inc.
7.38%, 07/15/19 (Call 01/15/17)	$30	$28,950
Lockheed Martin Corp.
3.35%, 09/15/21	200	212,850
3.80%, 03/01/45 (Call 09/01/44)[b]	100	100,463
4.70%, 05/15/46 (Call 11/15/45)[b]	50	57,527
Northrop Grumman Corp.
3.25%, 08/01/23	25	26,341
4.75%, 06/01/43	75	86,524
Raytheon Co.
3.13%, 10/15/20	175	186,048
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	26,942
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/16)[b]	15	15,225
6.00%, 07/15/22 (Call 07/15/17)[b]	100	101,220
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)	25	23,750
United Technologies Corp.
3.10%, 06/01/22	200	211,370
4.50%, 06/01/42	250	278,660

		1,761,567
AGRICULTURE — 0.31%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)	10	8,325
Altria Group Inc.
4.00%, 01/31/24[b]	50	55,184
4.75%, 05/05/21	100	113,002
5.38%, 01/31/44	100	124,215
BAT International Finance PLC
3.95%, 06/15/25[a]	150	164,394
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	90	91,952
Cargill Inc.
4.31%, 05/14/21[a]	100	109,538
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[b]	75	79,058

Security	Principal (000s)	Value
Philip Morris International Inc.
4.25%, 11/10/44[b]	$200	$212,590
5.65%, 05/16/18	225	245,462
Reynolds American Inc.
2.30%, 06/12/18	100	101,865
4.45%, 06/12/25 (Call 03/12/25)	35	38,671
5.85%, 08/15/45 (Call 02/15/45)[b]	100	122,723

		1,466,979
AIRLINES — 0.16%
Air Canada
7.75%, 04/15/21[a]	25	25,938
8.75%, 04/01/20 (Call 04/01/17)[a]	26	27,885
Air Canada 2015-1 Pass Through Trust Class A
3.60%, 09/15/28[a]	98	99,913
Allegiant Travel Co.
5.50%, 07/15/19	33	33,969
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	168	178,533
American Airlines Group Inc.
5.50%, 10/01/19[a]	50	51,000
Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29	74	75,720
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	105	106,853
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	23	23,068
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	100	101,000
Virgin Australia Holdings Ltd.
8.50%, 11/15/19[a]	25	24,750

		748,629
APPAREL — 0.05%
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	25	25,313
6.88%, 05/01/22 (Call 05/01/17)	25	26,812

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	$45	$47,358
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	102,801
Wolverine World Wide Inc.
6.13%, 10/15/20 (Call 10/15/16)[b]	49	50,899

		253,183
AUTO MANUFACTURERS — 0.47%
American Honda Finance Corp.
2.13%, 10/10/18	200	203,850
2.45%, 09/24/20[b]	100	103,038
Daimler Finance North America LLC
3.25%, 08/01/24[a,b]	150	153,055
Ford Motor Co.
4.75%, 01/15/43[b]	100	103,020
7.45%, 07/16/31	25	33,161
Ford Motor Credit Co. LLC
3.20%, 01/15/21[b]	300	307,513
General Motors Co.
5.00%, 04/01/35[b]	100	99,355
5.20%, 04/01/45	50	49,827
General Motors Financial Co. Inc.
3.10%, 01/15/19	140	142,468
3.70%, 11/24/20 (Call 10/24/20)	135	140,202
4.30%, 07/13/25 (Call 04/13/25)	100	102,477
4.75%, 08/15/17	50	51,888
Hyundai Capital America
2.60%, 03/19/20[c]	100	100,525
Navistar International Corp.
8.25%, 11/01/21 (Call 05/31/16)	50	35,750
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,857
Toyota Motor Credit Corp.
1.45%, 01/12/18[b]	50	50,233
1.70%, 02/19/19	100	100,897
2.10%, 01/17/19	350	356,755

		2,233,871
AUTO PARTS & EQUIPMENT — 0.13%
Accuride Corp.
9.50%, 08/01/18 (Call 05/31/16)[b]	25	21,312
American Axle & Manufacturing Inc.
7.75%, 11/15/19	27	30,105

Security	Principal (000s)	Value
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[b]	$30	$30,015
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	50	51,125
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)[b]	100	106,251
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)[b]	40	43,200
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	51,412
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)[b]	50	53,125
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	50	53,673
MPG Holdco I Inc.
7.38%, 10/15/22 (Call 10/15/17)	50	50,000
ZF North America Capital Inc.
4.50%, 04/29/22[a,b]	150	153,559

		643,777
BANKS — 7.26%
Abbey National Treasury Services PLC/United Kingdom
4.00%, 03/13/24	200	214,377
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[c]	200	201,300
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	254,522
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[c]	175	185,126
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	278,380
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[c]	200	204,440
Banco de Credito del Peru
4.25%, 04/01/23[c]	200	209,000

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Banco do Brasil SA/Cayman
5.88%, 01/26/22[c]	$200	$189,060
Bancolombia SA
5.13%, 09/11/22	200	201,000
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[c]	200	205,440
Bank Nederlandse Gemeenten NV
2.38%, 03/16/26[a]	250	254,350
Bank of America Corp.
2.63%, 10/19/20	100	100,823
3.30%, 01/11/23	100	101,572
3.50%, 04/19/26	250	253,827
3.88%, 08/01/25	200	208,151
4.00%, 04/01/24[b]	50	52,462
4.00%, 01/22/25[b]	300	299,586
4.88%, 04/01/44[b]	250	273,098
Bank of America N.A.
2.05%, 12/07/18	400	403,328
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[c]	200	206,260
Bank of Communications Co. Ltd. VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[c]	200	205,687
Bank of East Asia Ltd. (The)
2.38%, 04/24/17[c]	200	201,162
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	200	203,733
Bank of New York Mellon Corp. (The)
2.20%, 03/04/19 (Call 02/02/19)	250	255,231
2.60%, 08/17/20 (Call 07/17/20)	80	82,487
3.65%, 02/04/24 (Call 01/05/24)	25	26,783
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	75	74,944
1.70%, 06/11/18 (Call 05/11/18)[b]	50	50,158
2.35%, 10/21/20	200	201,701
4.50%, 12/16/25[b]	50	51,302
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.45%, 09/08/17[a]	200	199,764
Barclays Bank PLC
6.05%, 12/04/17[a]	100	105,869

Security	Principal (000s)	Value
Barclays PLC
2.88%, 06/08/20[b]	$400	$398,851
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	228,971
2.63%, 06/29/20 (Call 05/29/20)	100	102,122
BBVA Bancomer SA/Texas
6.50%, 03/10/21[c]	150	163,815
BNP Paribas SA
VRN, (3 mo. LIBOR US + 1.290%)
7.20%, 12/31/49 (Call 06/25/37)[a]	100	108,750
BPCE SA
4.00%, 04/15/24[b]	250	267,789
Caixa Economica Federal
4.50%, 10/03/18[c]	150	147,015
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	54,301
4.20%, 10/29/25 (Call 09/29/25)	35	35,771
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	300	300,260
CIT Group Inc.
3.88%, 02/19/19[b]	50	50,250
4.25%, 08/15/17	50	50,719
5.00%, 08/15/22[b]	50	52,375
5.25%, 03/15/18[b]	50	51,563
5.50%, 02/15/19[a,b]	50	52,375
Citigroup Inc.
1.70%, 04/27/18	200	199,801
2.05%, 12/07/18	250	251,255
2.40%, 02/18/20	200	201,232
3.88%, 03/26/25	100	99,303
4.00%, 08/05/24[b]	200	202,545
4.45%, 09/29/27	50	51,039
4.60%, 03/09/26	250	260,075
4.65%, 07/30/45	100	105,736
5.30%, 05/06/44	150	160,930
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)[b]	100	103,295
City National Corp./CA
5.25%, 09/15/20	25	27,963
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	253,463

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.88%, 02/08/22	$200	$215,471
4.38%, 08/04/25	250	261,751
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	253,116
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	100	113,250
Credit Suisse AG/New York NY
1.70%, 04/27/18[b]	250	249,897
3.63%, 09/09/24	250	258,318
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20[a]	250	249,416
Deutsche Bank AG
VRN, (5 year Swap USD + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[b]	200	178,618
Deutsche Bank AG/London
2.50%, 02/13/19	300	300,620
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)[b]	25	26,554
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19[b]	250	255,014
2.75%, 09/15/20 (Call 08/15/20)	30	30,438
3.75%, 02/25/26 (Call 11/25/25)	30	30,831
4.00%, 03/03/24[b]	200	210,324
4.80%, 07/08/44 (Call 01/08/44)[b]	250	264,534
5.15%, 05/22/45	300	306,708
6.25%, 09/01/17	600	635,813
6.25%, 02/01/41[b]	25	31,475
HSBC Holdings PLC
4.30%, 03/08/26	400	419,371
5.10%, 04/05/21	375	414,810
6.80%, 06/01/38[b]	112	138,713
HSBC USA Inc.
1.70%, 03/05/18	300	299,612
3.50%, 06/23/24	100	102,002
Huntington National Bank (The)
2.88%, 08/20/20 (Call 07/20/20)	250	252,934

Security	Principal (000s)	Value
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[c]	$200	$204,549
Industrial & Commercial Bank of China Ltd./Dubai
2.63%, 05/26/20[c]	200	201,107
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[c]	200	202,104
ING Bank NV
2.00%, 11/26/18[a]	200	201,359
2.50%, 10/01/19[a]	250	253,697
Itau Unibanco Holding SA/ Cayman Island
6.20%, 12/21/21[c]	200	208,190
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)[b]	150	151,156
3.13%, 01/23/25 (Call 10/23/24)	500	500,987
3.25%, 09/23/22	200	206,900
3.30%, 04/01/26 (Call 01/01/26)	250	252,932
4.25%, 10/15/20	400	432,683
4.95%, 06/01/45[b]	50	53,602
6.40%, 05/15/38	250	334,973
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 05/30/16)[c]	100	68,532
KfW
0.88%, 11/16/17[c]	500	499,631
1.13%, 11/16/18	150	150,320
1.50%, 04/20/20	950	956,052
1.75%, 10/15/19	100	101,701
1.88%, 04/01/19	50	51,085
2.00%, 05/02/25	100	100,234
2.13%, 01/17/23	400	408,991
Series G
4.38%, 03/15/18	150	159,463
Korea Development Bank (The)
3.00%, 09/14/22	200	207,402
Landwirtschaftliche Rentenbank
2.38%, 03/24/21[c]	220	228,215
2.38%, 06/10/25	100	103,135
Lloyds Bank PLC
2.70%, 08/17/20[b]	250	255,303

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Lloyds Banking Group PLC
4.50%, 11/04/24	$200	$203,993
Macquarie Bank Ltd.
2.60%, 06/24/19[a]	350	354,540
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[a]	250	253,956
Mizuho Financial Group Inc.
4.35%, 10/20/25[a]	250	258,088
Morgan Stanley
2.65%, 01/27/20	500	508,215
2.80%, 06/16/20	95	96,747
4.30%, 01/27/45	100	100,770
4.88%, 11/01/22	400	433,435
6.38%, 07/24/42	90	118,287
7.25%, 04/01/32	125	167,997
National Australia Bank Ltd./New York
2.63%, 07/23/20	400	408,782
National Bank of Canada
2.10%, 12/14/18	500	502,908
Nederlandse Waterschapsbank NV
1.25%, 01/16/18[a]	200	200,608
Nordea Bank AB
1.63%, 05/15/18[a]	400	400,871
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	100	100,190
2.38%, 10/01/21	250	259,226
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[b,d]	500	508,936
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,d,e]	25	25,334
QNB Finance Ltd.
2.75%, 10/31/18[c]	200	203,200
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	249,589
Royal Bank of Canada
2.00%, 12/10/18	150	151,829
2.35%, 10/30/20	150	152,057
2.50%, 01/19/21	100	101,969
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	9	9,232

Security	Principal (000s)	Value
6.00%, 12/19/23	$50	$51,141
6.10%, 06/10/23	50	51,803
VRN, (3 mo. LIBOR US + 2.320%)
7.64%, 12/31/49 (Call 09/30/17)	100	93,450
VRN, (3 mo. LIBOR US+ 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	65	75,725
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[c]	200	204,844
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	100	98,226
4.50%, 07/17/25 (Call 04/17/25)	25	25,898
Santander UK Group Holdings PLC
2.88%, 10/16/20	25	24,892
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[c]	200	200,328
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20[a]	250	255,033
Societe Generale SA
2.63%, 09/16/20[a,b]	250	255,352
Standard Chartered PLC
3.05%, 01/15/21[a]	400	404,351
VRN, (3 mo. LIBOR US + 1.460%)
7.01%, 07/29/49 (Call 07/30/37)[a]	100	100,500
State Bank of India/London
3.62%, 04/17/19[c]	200	207,000
State Street Corp.
1.35%, 05/15/18	25	25,040
3.55%, 08/18/25[b]	60	64,585
3.70%, 11/20/23[b]	100	106,661
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17[b]	500	498,694
Svenska Handelsbanken AB
2.40%, 10/01/20	250	254,424
Swedbank AB
2.20%, 03/04/20[a,b]	200	200,307
Toronto-Dominion Bank (The)
1.63%, 03/13/18	300	301,397
2.25%, 11/05/19	25	25,362
2.50%, 12/14/20	50	50,988
Turkiye Is Bankasi
5.00%, 04/30/20[c]	200	203,328

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Turkiye Vakiflar Bankasi TAO
VRN, (5 year Swap USD + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[c]	$200	$200,500
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)[b]	325	329,528
UBS AG/Stamford CT
2.38%, 08/14/19	250	253,826
UBS Group Funding Jersey Ltd.
2.95%, 09/24/20[a]	220	221,970
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[c]	200	199,750
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[c]	200	210,000
Wells Fargo & Co.
2.55%, 12/07/20	100	101,877
3.00%, 04/22/26	100	99,758
3.30%, 09/09/24	380	389,826
3.50%, 03/08/22	100	106,086
3.55%, 09/29/25	100	104,160
4.90%, 11/17/45	200	214,607
5.61%, 01/15/44[b]	225	262,070
Westpac Banking Corp.
1.60%, 01/12/18[b]	100	100,298
2.00%, 08/14/17	50	50,399
2.30%, 05/26/20[b]	100	100,973
2.60%, 11/23/20	150	153,052
Woori Bank
VRN, (3 mo. LIBOR US + 2.044%)
6.21%, 05/02/67 (Call 05/02/17)[a,b]	100	103,644
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[c]	200	205,768

		34,888,560
BEVERAGES — 0.74%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	100	100,469
2.65%, 02/01/21 (Call 01/01/21)[b]	400	410,995
3.65%, 02/01/26 (Call 11/01/25)	200	210,874

Security	Principal (000s)	Value
3.70%, 02/01/24	$150	$160,766
4.63%, 02/01/44	200	220,007
4.90%, 02/01/46 (Call 08/01/45)[b]	300	338,826
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	50	50,186
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[b]	25	26,122
Coca-Cola Co. (The)
1.65%, 11/01/18	100	101,623
1.88%, 10/27/20	25	25,384
2.88%, 10/27/25[b]	100	104,284
3.20%, 11/01/23	100	106,963
Constellation Brands Inc.
4.25%, 05/01/23[b]	100	104,500
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	50	52,375
Diageo Capital PLC
1.13%, 04/29/18	50	50,053
2.63%, 04/29/23 (Call 01/29/23)	200	203,813
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	50	51,776
3.40%, 11/15/25 (Call 08/15/25)[b]	35	36,509
Heineken NV
1.40%, 10/01/17[a]	50	50,192
PepsiCo Inc.
1.13%, 07/17/17	100	100,245
2.15%, 10/14/20 (Call 09/14/20)	550	564,374
2.25%, 01/07/19 (Call 12/07/18)	50	51,285
3.60%, 03/01/24 (Call 12/01/23)[b]	50	54,725
4.45%, 04/14/46 (Call 10/14/45)	25	27,946
5.50%, 01/15/40	100	123,303
SABMiller Holdings Inc.
3.75%, 01/15/22[a]	200	213,675

		3,541,270
BIOTECHNOLOGY — 0.36%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[a]	25	22,438

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Amgen Inc.
1.25%, 05/22/17	$250	$250,206
3.13%, 05/01/25 (Call 02/01/25)	100	102,523
3.63%, 05/15/22 (Call 02/15/22)	50	53,490
4.40%, 05/01/45 (Call 11/01/44)	100	103,593
5.38%, 05/15/43 (Call 11/15/42)	150	172,686
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	140	150,058
Celgene Corp.
2.88%, 08/15/20	200	206,493
3.88%, 08/15/25 (Call 05/15/25)	100	105,275
4.63%, 05/15/44 (Call 11/15/43)	75	77,397
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	25	23,188
9.50%, 10/21/22 (Call 12/15/18)[a,b]	25	25,359
Gilead Sciences Inc.
2.55%, 09/01/20	75	77,399
3.50%, 02/01/25 (Call 11/01/24)[b]	100	105,897
4.50%, 02/01/45 (Call 08/01/44)	250	268,682

		1,744,684
BUILDING MATERIALS — 0.19%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 05/31/16)	25	20,500
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 06/01/16)[a]	23	24,208
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[c]	200	219,800
Cemex SAB de CV
6.50%, 12/10/19	200	210,750
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	25	25,125
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[a]	100	111,253
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,750
4.45%, 04/01/25 (Call 01/01/25)[b]	75	78,282

Security	Principal (000s)	Value
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a,b]	$50	$52,125
6.00%, 10/15/25 (Call 10/15/20)[a,b]	25	26,937
USG Corp.
9.75%, 01/15/18	50	56,125
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	53,250

		929,105
CHEMICALS — 0.49%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	100	103,704
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)[b]	25	25,144
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	50	57,062
Braskem Finance Ltd.
5.75%, 04/15/21[b,c]	200	195,250
Celanese U.S. Holdings LLC
5.88%, 06/15/21	50	53,875
CF Industries Inc.
3.45%, 06/01/23[b]	25	24,509
6.88%, 05/01/18	100	108,952
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a,b]	50	43,750
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	150	153,643
4.38%, 11/15/42 (Call 05/15/42)	25	24,583
5.25%, 11/15/41 (Call 05/15/41)	65	70,198
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	100	103,359
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	200	205,990
EI du Pont de Nemours & Co.
4.15%, 02/15/43	50	49,574
4.63%, 01/15/20	50	54,890
6.00%, 07/15/18	125	137,381
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/16)[b]	50	41,875

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
8.88%, 02/01/18 (Call 05/31/16)	$50	$38,750
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)	50	50,250
LYB International Finance BV
4.00%, 07/15/23	100	105,647
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	93,710
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	150	144,385
Platform Specialty Products Corp.
10.38%, 05/01/21 (Call 05/01/18)[a,b]	50	50,000
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[b]	100	96,807
PPG Industries Inc.
3.60%, 11/15/20	25	26,032
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	250	252,508
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	25	18,438
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[a]	50	41,500

		2,371,766
COAL — 0.01%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 05/31/16)	25	11,375
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	50	41,625

		53,000
COMMERCIAL SERVICES — 0.43%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	25	23,250
ADT Corp. (The)
3.50%, 07/15/22[b]	100	91,750
6.25%, 10/15/21[b]	25	25,863
Ancestry.com Holdings LLC
9.63% (10.38% PIK), 10/15/18 (Call 05/31/16)[a,f]	25	25,531

Security	Principal (000s)	Value
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/16)	$50	$50,000
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	40	41,192
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	25	23,734
5.25%, 03/15/25 (Call 03/15/20)[a]	25	22,938
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	51,213
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/31/16)[a]	25	25,000
DP World Ltd.
6.85%, 07/02/37[a]	100	103,686
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	20	20,350
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[a]	50	52,185
6.38%, 10/15/17[a]	50	53,358
7.00%, 10/15/37[a]	100	129,247
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/19 (Call 05/31/16)	27	25,718
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[b]	15	15,150
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/17)[a]	25	22,750
9.25%, 03/01/21 (Call 03/01/17)[a]	25	20,688
9.75%, 08/01/18 (Call 05/31/16)[a]	25	25,000
Hertz Corp. (The)
6.75%, 04/15/19 (Call 05/31/16)[b]	100	101,773
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	50	51,375

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	$50	$51,950
Johns Hopkins University Series 2013
4.08%, 07/01/53	25	26,602
Laureate Education Inc.
9.25%, 09/01/19 (Call 05/31/16)[a,b]	50	45,250
Leidos Inc.
5.50%, 07/01/33	25	20,965
Massachusetts Institute of Technology
4.68%, 07/01/14	160	175,723
MasterCard Inc.
2.00%, 04/01/19	100	102,077
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/16)[b]	25	21,313
NES Rentals Holdings Inc.
7.88%, 05/01/18 (Call 05/31/16)[a]	25	23,875
Northwestern University
3.87%, 12/01/48	25	26,874
President and Fellows of Harvard College
3.62%, 10/01/37	15	15,606
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	45	46,688
RR Donnelley & Sons Co.
7.88%, 03/15/21[b]	50	51,750
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)[b]	100	109,210
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[b]	75	78,562
Team Health Inc.
7.25%, 12/15/23 (Call 12/15/18)[a,b]	25	26,547

Security	Principal (000s)	Value
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	$50	$49,812
5.75%, 11/15/24 (Call 05/15/19)[b]	50	50,687
7.63%, 04/15/22 (Call 04/15/17)	50	53,375
8.25%, 02/01/21 (Call 05/31/16)[b]	7	7,298
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	20	19,945
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)[b]	50	51,056

		2,056,916
COMPUTERS — 0.58%
Apple Inc.
1.00%, 05/03/18	10	9,996
1.05%, 05/05/17	100	100,230
2.00%, 05/06/20	140	142,446
2.10%, 05/06/19	250	256,026
2.25%, 02/23/21 (Call 01/23/21)	500	510,850
2.50%, 02/09/25[b]	100	99,543
3.45%, 02/09/45	200	182,152
3.85%, 05/04/43	25	24,453
Dell Inc.
5.88%, 06/15/19[b]	100	104,500
Diebold Inc.
8.50%, 04/15/24 (Call 04/15/19)[a]	45	45,563
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)[b]	100	83,396
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[a]	50	50,476
2.85%, 10/05/18[a]	150	153,001
4.40%, 10/15/22 (Call 08/15/22)[a]	100	105,624
4.90%, 10/15/25 (Call 07/15/25)[a]	25	25,923
6.35%, 10/15/45 (Call 04/15/45)[a]	15	14,915

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
HP Inc.
4.38%, 09/15/21[b]	$100	$105,101
6.00%, 09/15/41	50	46,890
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[b]	25	26,125
International Business Machines Corp.
1.63%, 05/15/20	200	200,277
3.63%, 02/12/24[b]	100	107,993
4.00%, 06/20/42	100	103,241
8.38%, 11/01/19	25	30,751
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	40	40,100
6.38%, 12/15/23 (Call 12/15/18)[b]	25	26,000
Seagate HDD Cayman
4.75%, 06/01/23[b]	100	81,000
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	100	97,250

		2,773,822
COSMETICS & PERSONAL CARE — 0.09%
Avon Products Inc.
6.50%, 03/01/19	50	44,750
6.75%, 03/15/23	25	18,250
Colgate-Palmolive Co.
0.90%, 05/01/18	50	49,969
4.00%, 08/15/45	50	54,818
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	50	54,683
Procter & Gamble Co. (The)
4.70%, 02/15/19	150	164,606
5.55%, 03/05/37[b]	50	65,048

		452,124
DISTRIBUTION & WHOLESALE — 0.04%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[a,b]	25	26,187
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[a]	25	22,438

Security	Principal (000s)	Value
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	$50	$53,062
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)[b]	50	50,250
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[a,b]	25	24,875

		176,812
DIVERSIFIED FINANCIAL SERVICES — 1.35%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21[b]	150	154,875
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	100	99,332
Aircastle Ltd.
5.00%, 04/01/23[b]	50	50,908
5.13%, 03/15/21[b]	40	42,300
6.25%, 12/01/19[b]	50	54,875
Ally Financial Inc.
3.25%, 02/13/18[b]	50	50,000
3.75%, 11/18/19	50	49,875
4.13%, 02/13/22[b]	50	50,750
4.63%, 05/19/22	25	25,625
4.75%, 09/10/18[b]	50	51,250
5.13%, 09/30/24[b]	50	52,375
5.75%, 11/20/25 (Call 10/20/25)[b]	25	25,312
8.00%, 03/15/20	25	28,344
8.00%, 11/01/31	40	47,900
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	100	100,413
4.05%, 12/03/42	50	49,974
American Express Credit Corp.
1.13%, 06/05/17	300	299,362
Ameriprise Financial Inc.
3.70%, 10/15/24	150	157,580
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[a]	25	23,891
5.00%, 06/15/44[a]	25	25,676
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	25	25,250
3.45%, 02/13/26 (Call 11/13/25)	40	41,759

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[c]	$200	$197,404
CME Group Inc./IL
3.00%, 09/15/22	75	77,871
Denali International LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	75	78,937
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	25	15,719
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	200	200,451
Ford Motor Credit Co. LLC
5.00%, 05/15/18	400	423,268
6.63%, 08/15/17	200	211,912
Franklin Resources Inc.
2.85%, 03/30/25[b]	100	100,247
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[a]	381	389,802
3.37%, 11/15/25[a]	264	281,871
General Electric Co.
2.30%, 01/14/19	50	51,496
3.45%, 05/15/24 (Call 02/13/24)	101	108,726
6.88%, 01/10/39	100	146,020
Series A
5.55%, 05/04/20	201	231,036
HSBC Finance Corp.
6.68%, 01/15/21	100	114,928
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/01/17)[b]	50	47,687
6.00%, 08/01/20 (Call 02/01/17)	50	49,880
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	50	51,802
International Lease Finance Corp.
5.88%, 04/01/19[b]	100	107,250
8.63%, 01/15/22[b]	50	60,500
Invesco Finance PLC
4.00%, 01/30/24	150	159,354
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	53,014

Security	Principal (000s)	Value
Jefferies Group LLC
5.13%, 04/13/18	$50	$51,832
6.25%, 01/15/36	25	23,899
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a]	200	212,750
Nasdaq Inc.
5.55%, 01/15/20	25	27,561
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (Call 08/01/25)[b]	100	104,325
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[b]	50	43,875
9.63%, 05/01/19 (Call 05/31/16)[b]	25	26,062
Navient Corp.
5.50%, 01/25/23[b]	25	22,469
5.63%, 08/01/33	25	17,625
6.13%, 03/25/24[b]	50	44,775
8.00%, 03/25/20	50	52,500
8.45%, 06/15/18	100	107,000
NewStar Financial Inc.
7.25%, 05/01/20 (Call 05/01/17)	50	46,500
Nomura Holdings Inc.
2.75%, 03/19/19[b]	50	50,733
6.70%, 03/04/20[b]	50	57,586
Ocwen Financial Corp.
6.63%, 05/15/19 (Call 05/31/16)	25	19,125
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 12/15/17)[a]	50	52,000
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[c]	100	134,802
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	50	47,000
Springleaf Finance Corp.
6.90%, 12/15/17[b]	100	104,125

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	$45	$45,258
4.50%, 07/23/25 (Call 04/24/25)[b]	75	77,700
Visa Inc.
1.20%, 12/14/17[b]	25	25,112
3.15%, 12/14/25 (Call 09/14/25)	390	409,120
4.30%, 12/14/45 (Call 06/14/45)	25	27,503

		6,498,038
ELECTRIC — 2.18%
Abu Dhabi National Energy Co. PJSC
6.25%, 09/16/19[a]	100	111,514
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)[b]	25	25,313
7.38%, 07/01/21 (Call 06/01/21)[b]	100	114,750
8.00%, 06/01/20[b]	34	39,270
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	35	36,335
4.30%, 01/02/46 (Call 07/02/45)	50	53,893
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	85	87,781
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	125	129,185
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)[b]	150	151,485
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)[b]	75	75,561
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	50	53,862
8.75%, 03/01/19	50	59,094
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	125	147,397
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)[b]	50	50,500
5.88%, 01/15/24 (Call 11/01/18)[a]	75	79,594
7.88%, 01/15/23 (Call 01/15/17)[a]	13	13,878

Security	Principal (000s)	Value
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	$50	$55,718
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[c]	200	202,242
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	75	78,513
Comision Federal de Electricidad
4.88%, 01/15/24[c]	200	208,000
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,546
3.70%, 03/01/45 (Call 09/01/44)	25	24,767
5.80%, 03/15/18[b]	75	80,900
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	15	20,001
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[b]	100	103,557
4.45%, 03/15/44 (Call 09/15/43)	125	136,432
Consumers Energy Co.
4.35%, 08/31/64 (Call 02/28/64)	50	51,507
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	202,537
7.00%, 06/15/38	30	38,675
Series B
5.95%, 06/15/35	30	34,476
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)[b]	25	24,986
4.30%, 07/01/44 (Call 01/01/44)	50	55,138
5.70%, 10/01/37	40	50,032
Dubai Electricity & Water Authority
7.38%, 10/21/20[a]	200	235,500
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	225	234,152
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	150	150,623
3.75%, 04/15/24 (Call 01/15/24)[b]	100	104,999
4.80%, 12/15/45 (Call 06/15/45)	100	109,079
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	25	26,726

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	$100	$98,778
7.63%, 11/01/24 (Call 11/01/19)	25	24,438
EDP Finance BV
4.90%, 10/01/19[a]	100	105,497
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[a,b]	100	103,435
4.88%, 01/22/44[a]	10	10,623
4.95%, 10/13/45 (Call 04/13/45)[a,b]	100	108,548
5.25%, 10/13/55 (Call 04/13/55)[a]	50	50,363
6.50%, 01/26/19[a]	175	197,189
Enel Finance International NV
6.00%, 10/07/39[a]	150	181,064
Engie SA
1.63%, 10/10/17[a]	50	50,043
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	100	106,607
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	75	79,414
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[c]	200	188,250
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[a]	50	53,202
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[b]	120	121,320
5.60%, 06/15/42 (Call 12/15/41)[b]	55	54,601
6.25%, 10/01/39[b]	100	107,692
FirstEnergy Corp. Series C
7.38%, 11/15/31	50	60,765
FirstEnergy Solutions Corp.
6.80%, 08/15/39[b]	175	169,947
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	25	26,857
4.05%, 10/01/44 (Call 04/01/44)	55	57,810
5.95%, 02/01/38	75	99,076

Security	Principal (000s)	Value
GenOn Energy Inc.
9.50%, 10/15/18	$50	$38,750
Georgia Power Co.
4.30%, 03/15/42	50	53,213
5.40%, 06/01/40	15	17,085
Hydro-Quebec
9.38%, 04/15/30	75	125,295
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	100	104,369
Israel Electric Corp. Ltd.
5.63%, 06/21/18[c]	200	212,614
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	103,760
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	27,729
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	26,173
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	205,329
4.25%, 05/01/46 (Call 11/01/45)[b]	175	193,769
5.75%, 11/01/35	25	31,067
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	75	76,868
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	20	21,418
5.65%, 02/01/45 (Call 08/01/44)[b]	50	59,563
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	50	53,623
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	25	24,508
6.25%, 05/01/24 (Call 05/01/19)[b]	25	24,375
6.63%, 03/15/23 (Call 09/15/17)	29	28,492
7.63%, 01/15/18	50	53,500
7.88%, 05/15/21 (Call 05/31/16)	40	41,584
NSTAR Electric Co.
3.25%, 11/15/25 (Call 08/15/25)	125	129,904
Oglethorpe Power Corp.
6.10%, 03/15/19	50	55,291
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	100	116,226

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	$50	$52,699
4.25%, 03/15/46 (Call 09/15/45)	125	134,829
6.05%, 03/01/34[b]	150	197,976
PECO Energy Co.
5.95%, 10/01/36	25	32,572
Perusahaan Listrik Negara PT
5.50%, 11/22/21[c]	200	215,000
Portland General Electric Co.
6.10%, 04/15/19	25	27,682
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)[b]	50	51,602
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	25,820
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	52,226
4.15%, 10/01/45 (Call 04/01/45)	25	26,287
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[a]	125	138,472
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	25	25,830
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)[b]	60	60,330
3.05%, 11/15/24 (Call 08/15/24)	100	103,275
4.05%, 05/01/45 (Call 11/01/44)	50	51,695
4.15%, 11/01/45 (Call 05/01/45)	50	52,941
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	200,484
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[c]	200	203,290
South Carolina Electric & Gas Co.
6.05%, 01/15/38[b]	50	62,239
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)[b]	100	114,190
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	200	200,486
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)[b]	25	25,547
5.15%, 09/15/41[b]	25	25,523

Security	Principal (000s)	Value
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[c]	$200	$202,330
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	25	19,500
4.63%, 07/15/19 (Call 07/15/16)[a]	40	37,200
6.50%, 05/01/18[b]	25	25,625
Tampa Electric Co.
6.55%, 05/15/36	15	19,981
TECO Finance Inc.
5.15%, 03/15/20	75	81,626
Terraform Global Operating LLC
9.75%, 08/15/22 (Call 08/15/18)[a]	25	22,156
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)[b]	80	85,500
4.45%, 02/15/44 (Call 08/15/43)	50	54,831
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)[b]	100	104,509
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	51,928
4.25%, 12/01/45 (Call 06/01/45)	20	21,638
4.63%, 09/01/43 (Call 03/01/43)	25	28,209
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	43,704
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	200	217,791

		10,486,065
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Anixter Inc.
5.63%, 05/01/19	8	8,480
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	50	50,500
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	104,010
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a]	50	50,005

		212,995

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
ELECTRONICS — 0.16%
Avnet Inc.
4.88%, 12/01/22	$25	$26,508
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	145,943
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	50	49,875
Honeywell International Inc.
4.25%, 03/01/21	200	222,980
Jabil Circuit Inc.
4.70%, 09/15/22	25	25,125
Koninklijke Philips NV
3.75%, 03/15/22	100	106,058
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	50	50,530
3.65%, 12/15/25 (Call 09/15/25)	35	36,071
4.50%, 03/01/21	100	109,147

		772,237
ENERGY – ALTERNATE SOURCES — 0.01%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	50	43,625

		43,625
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22[b]	75	77,073
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	50	52,125

		129,198
ENTERTAINMENT — 0.16%
AMC Entertainment Inc.
5.75%, 06/15/25 (Call 06/15/20)	50	51,250
CCM Merger Inc.
9.13%, 05/01/19 (Call 05/01/17)[a]	27	28,148
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	52,187
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	50	49,630

Security	Principal (000s)	Value
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	$50	$51,500
4.88%, 11/01/20 (Call 08/01/20)[b]	50	52,750
5.38%, 04/15/26	25	26,063
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[a]	200	203,540
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 05/31/16)[a]	44	44,660
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)[a]	25	24,969
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	50	52,062
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a]	50	50,969
10.00%, 12/01/22 (Call 12/01/18)	50	41,325
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a,b]	50	49,500

		778,553
ENVIRONMENTAL CONTROL — 0.12%
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 05/31/16)[b]	50	50,937
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	50,375
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	25	24,750
7.25%, 12/01/20 (Call 05/31/16)[b]	25	25,938
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	150	152,284

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Tervita Corp.
8.00%, 11/15/18 (Call 05/31/16)[a,b]	$50	$43,125
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	200	219,907
4.75%, 06/30/20[b]	25	27,681

		594,997
FOOD — 0.60%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	25	26,742
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)[b]	100	103,669
Cargill Inc.
4.10%, 11/01/42[a]	50	49,157
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	290	293,252
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	50	52,500
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 05/31/16)[a]	25	25,125
General Mills Inc.
2.20%, 10/21/19	200	204,159
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 05/30/16)[a,b]	200	205,000
JM Smucker Co. (The)
3.50%, 03/15/25	80	84,125
Kellogg Co.
4.00%, 12/15/20	100	108,191
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[a,b]	25	26,715
4.88%, 02/15/25 (Call 02/15/20)[a]	60	66,379
5.00%, 06/04/42[b]	25	27,841
5.20%, 07/15/45 (Call 01/15/45)[a]	50	57,530

Security	Principal (000s)	Value
5.38%, 02/10/20	$50	$55,855
7.13%, 08/01/39[a]	125	166,731
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	102,662
3.85%, 08/01/23 (Call 05/01/23)	200	216,461
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	25	25,815
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)[b]	100	108,079
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	25	25,438
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)[b]	50	52,687
7.75%, 03/15/24 (Call 09/15/18)[a]	25	27,187
8.00%, 07/15/25 (Call 07/15/20)[a,b]	25	27,719
Safeway Inc.
7.25%, 02/01/31	25	24,438
Shearer’s Foods LLC/Chip Finance Corp.
9.00%, 11/01/19 (Call 05/31/16)[a]	25	26,500
Smithfield Foods Inc.
5.88%, 08/01/21 (Call 08/01/16)[a]	50	52,125
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)	50	44,000
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	100	102,355
3.75%, 10/01/25 (Call 07/01/25)	50	53,076
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	25	27,673
4.88%, 08/15/34 (Call 02/15/34)	100	109,011
U.S. Foods Inc.
8.50%, 06/30/19 (Call 05/31/16)[b]	50	51,312
Unilever Capital Corp.
2.20%, 03/06/19[b]	200	205,455

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a,b]	$25	$26,229

		2,861,193
FOREST PRODUCTS & PAPER — 0.14%
Cascades Inc.
5.75%, 07/15/23 (Call 07/15/18)[a]	50	47,625
Clearwater Paper Corp.
5.38%, 02/01/25[a,b]	50	49,750
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[a,b]	200	211,620
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	51,773
4.80%, 06/15/44 (Call 12/15/43)	100	100,713
Inversiones CMPC SA
4.38%, 05/15/23[c]	200	204,295
PH Glatfelter Co.
5.38%, 10/15/20 (Call 10/15/16)	26	26,260

		692,036
GAS — 0.20%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	25	25,614
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	15	18,096
Boston Gas Co.
4.49%, 02/15/42[a]	100	105,534
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	25,602
KeySpan Corp.
8.00%, 11/15/30	10	13,616
Korea Gas Corp.
3.88%, 02/12/24[b,c]	200	217,153
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	50	50,000
NGL Energy Partners LP/NGL Energy Finance Corp.
6.88%, 10/15/21 (Call 10/15/16)	25	21,000
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	50,971
3.75%, 11/15/25 (Call 08/15/25)	100	103,025
6.00%, 10/15/39[b]	50	60,362

Security	Principal (000s)	Value
Southern California Gas Co.
1.55%, 06/15/18	$55	$55,205
Transportadora de Gas del Peru SA
4.25%, 04/30/28[c]	200	198,500

		944,678
HAND & MACHINE TOOLS — 0.03%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 05/31/16)[a,b]	25	22,500
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	25	23,347
Stanley Black & Decker Inc.
VRN, (3 mo. LIBOR US + 4.304%)
5.75%, 12/15/53 (Call 12/15/18)[b]	100	103,000

		148,847
HEALTH CARE – PRODUCTS — 0.43%
Alere Inc.
7.25%, 07/01/18 (Call 05/31/16)[b]	50	51,125
Becton Dickinson and Co.
1.80%, 12/15/17	100	100,445
3.73%, 12/15/24 (Call 09/15/24)	50	53,202
3.88%, 05/15/24 (Call 02/15/24)	25	26,656
4.88%, 05/15/44 (Call 11/15/43)	100	110,901
Boston Scientific Corp.
2.65%, 10/01/18	150	153,104
3.85%, 05/15/25	100	104,122
Covidien International Finance SA
6.00%, 10/15/17	100	107,024
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	25	20,938
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	25	21,875
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[a]	25	25,937
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a]	25	24,875

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[a]	$25	$25,906
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	50	52,375
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 05/31/16)	75	75,799
Mallinckrodt International Finance SA
4.75%, 04/15/23	50	40,770
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	40	38,400
Medtronic Inc.
2.50%, 03/15/20	50	51,627
3.50%, 03/15/25	100	107,102
3.63%, 03/15/24 (Call 12/15/23)	25	27,089
4.38%, 03/15/35	234	258,573
4.50%, 03/15/42 (Call 09/15/41)	25	27,603
4.63%, 03/15/45	50	56,972
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	51,367
3.88%, 09/15/25 (Call 06/15/25)[b]	50	52,781
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	50	51,935
3.38%, 11/01/25 (Call 08/01/25)	35	36,433
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	250	254,386
3.55%, 04/01/25 (Call 01/01/25)	25	25,623
4.25%, 08/15/35 (Call 02/15/35)	50	49,786

		2,084,731
HEALTH CARE – SERVICES — 0.75%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[b]	28	28,630
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	200	199,784
2.75%, 11/15/22 (Call 08/15/22)	125	124,781

Security	Principal (000s)	Value
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	$50	$51,312
Anthem Inc.
2.25%, 08/15/19[b]	100	101,039
3.30%, 01/15/23	150	152,544
4.65%, 08/15/44 (Call 02/15/44)	50	51,558
6.38%, 06/15/37	75	92,246
Ascension Health
4.85%, 11/15/53	25	29,236
Centene Corp.
5.63%, 02/15/21 (Call 02/15/18)[a,b]	30	31,575
6.13%, 02/15/24 (Call 02/15/19)[a]	50	52,750
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 05/31/16)[b]	50	50,625
5.13%, 08/01/21 (Call 02/01/17)	50	50,146
6.88%, 02/01/22 (Call 02/01/18)[b]	100	90,500
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	150	150,361
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	50	50,000
5.13%, 07/15/24 (Call 07/15/19)[b]	50	50,886
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	100	109,500
HCA Inc.
4.75%, 05/01/23	25	25,625
5.00%, 03/15/24[b]	50	51,750
5.25%, 06/15/26 (Call 12/15/25)	100	103,875
5.38%, 02/01/25[b]	150	153,375
6.50%, 02/15/20[b]	60	66,450
7.50%, 02/15/22[b]	150	169,875
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	50	51,625
7.75%, 09/15/22 (Call 05/31/16)	19	19,760

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	$100	$104,611
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 01/15/18)[b]	25	24,844
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	101,330
LifePoint Health Inc.
5.88%, 12/01/23 (Call 12/01/18)[b]	40	41,900
Mayo Clinic Series 2013
4.00%, 11/15/47	25	25,881
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	25	26,104
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)[b]	75	75,457
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)[a]	25	24,500
Roche Holdings Inc.
6.00%, 03/01/19[a]	82	92,445
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	25	23,719
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	25	25,063
5.50%, 03/01/19	50	50,000
6.00%, 10/01/20[b]	50	53,000
6.75%, 06/15/23[b]	50	49,375
8.00%, 08/01/20 (Call 05/31/16)[b]	25	25,750
8.13%, 04/01/22[b]	75	77,812
UnitedHealth Group Inc.
2.70%, 07/15/20[b]	150	155,879
2.88%, 12/15/21	200	207,859
2.88%, 03/15/22 (Call 12/15/21)	50	51,831
4.25%, 03/15/43 (Call 09/15/42)	100	104,885
4.63%, 07/15/35	105	118,526
WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	50	52,062

		3,622,641

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.42%
Alphabet Holding Co. Inc.
7.75% (8.50% PIK), 11/01/17 (Call 05/16/16)[f]	$50	$50,600
Amipeace Ltd.
2.38%, 11/26/17[c]	200	201,181
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,189
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	50	51,125
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)[b]	40	38,504
FS Investment Corp.
4.00%, 07/15/19[b]	25	25,057
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	50	50,000
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[c]	200	210,052
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17[a]	400	399,923
IPIC GMTN Ltd.
5.50%, 03/01/22[a]	200	225,884
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[b]	25	24,012
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	100	98,340
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	25	26,062
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	10	8,163
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[a]	100	106,317
State Elite Global Ltd.
3.13%, 01/20/20[c]	200	204,774
Temasek Financial I Ltd.
2.38%, 01/23/23[a]	250	252,416

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[a,b]	$25	$25,437

		2,023,036
HOME BUILDERS — 0.15%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	46,375
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	50	46,301
CalAtlantic Group Inc.
8.38%, 05/15/18	50	55,500
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[b]	50	51,125
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	25	25,125
7.00%, 12/15/21 (Call 09/15/21)[b]	25	25,500
7.25%, 06/15/18	15	16,013
Lennar Corp.
4.13%, 12/01/18 (Call 10/01/18)	36	36,945
4.50%, 06/15/19 (Call 04/16/19)	25	25,859
4.75%, 12/15/17 (Call 09/15/17)[b]	31	31,775
4.88%, 12/15/23 (Call 09/15/23)[b]	50	50,750
M/I Homes Inc.
6.75%, 01/15/21 (Call 01/15/18)	25	25,000
Meritage Homes Corp.
6.00%, 06/01/25 (Call 03/01/25)	25	25,500
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	50	51,625
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[a,b]	45	45,337
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 05/31/16)[a]	25	24,938

Security	Principal (000s)	Value
5.63%, 03/01/24 (Call 12/01/23)[a]	$25	$24,375
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	50	54,000
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	25	25,062
5.88%, 06/15/24	25	25,125
William Lyon Homes Inc.
8.50%, 11/15/20 (Call 11/15/16)	14	14,525

		726,755
HOUSEHOLD PRODUCTS & WARES — 0.13%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[b]	50	53,000
Kimberly-Clark Corp.
2.65%, 03/01/25	150	153,710
6.63%, 08/01/37	25	35,448
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/16)[a]	50	51,125
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 05/30/16)[b]	100	103,750
9.88%, 08/15/19 (Call 05/31/16)[b]	100	103,375
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	25	26,516
6.63%, 11/15/22 (Call 11/15/17)	50	54,000
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[b]	25	26,289

		607,213
HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	25	24,928
2.60%, 03/29/19	250	255,702
4.20%, 04/01/26 (Call 01/01/26)	100	105,630
5.50%, 04/01/46 (Call 10/01/45)[b]	35	39,118
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a]	15	15,638

		441,016

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
INSURANCE — 1.09%
Aflac Inc.
3.63%, 11/15/24[b]	$100	$105,694
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	50,122
Allstate Corp. (The)
4.50%, 06/15/43	100	109,931
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	100	101,227
4.13%, 02/15/24	150	156,667
4.38%, 01/15/55 (Call 07/15/54)	125	111,619
Aon Corp.
5.00%, 09/30/20	200	220,950
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	30	31,318
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,136
Berkshire Hathaway Inc.
2.10%, 08/14/19[b]	250	256,069
4.50%, 02/11/43[b]	100	110,388
Chubb Corp. (The)
5.75%, 05/15/18	100	108,563
Chubb INA Holdings Inc.
3.15%, 03/15/25	50	51,811
3.35%, 05/15/24	100	105,125
3.35%, 05/03/26 (Call 02/03/26)[b]	100	105,208
4.35%, 11/03/45 (Call 05/03/45)[b]	35	38,216
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	25,735
Genworth Holdings Inc.
4.90%, 08/15/23	50	35,750
6.52%, 05/22/18	25	24,219
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	111,396
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	50	49,000
Jackson National Life Global Funding
2.60%, 12/09/20[a]	100	101,057

Security	Principal (000s)	Value
Liberty Mutual Group Inc.
4.85%, 08/01/44[a]	$50	$48,121
5.00%, 06/01/21[a]	200	218,856
7.80%, 03/07/87[a]	25	27,312
Lincoln National Corp.
7.00%, 06/15/40	100	122,156
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	150	155,296
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	75	110,132
MetLife Inc.
1.76%, 12/15/17	250	251,350
3.60%, 04/10/24	50	52,400
4.60%, 05/13/46 (Call 11/13/45)	150	156,891
4.72%, 12/15/44	125	131,953
New York Life Global Funding
2.15%, 06/18/19[a]	250	254,619
Principal Financial Group Inc.
VRN, (3 mo. LIBOR US + 3.044%)
4.70%, 05/15/55 (Call 05/15/20)[b]	200	193,000
Principal Life Global Funding II
1.20%, 05/19/17[a]	100	99,910
Progressive Corp. (The)
3.70%, 01/26/45	100	96,507
Prudential Financial Inc.
5.38%, 06/21/20	350	392,551
5.70%, 12/14/36	175	199,114
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	100	129,686
Travelers Companies Inc. (The)
5.35%, 11/01/40	100	123,236
5.90%, 06/02/19	50	56,412
USI Inc./NY
7.75%, 01/15/21 (Call 05/31/16)[a]	25	25,000
Voya Financial Inc.
2.90%, 02/15/18	200	202,717
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)	50	46,825
WR Berkley Corp.
7.38%, 09/15/19	100	115,942

		5,245,187

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
INTERNET — 0.30%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	$200	$201,229
Alphabet Inc.
3.63%, 05/19/21[b]	100	109,891
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	25	25,606
4.80%, 12/05/34 (Call 06/05/34)	150	170,064
Baidu Inc.
2.75%, 06/09/19	200	202,585
Blue Coat Holdings Inc.
8.38%, 06/01/23 (Call 06/01/18)[a]	25	26,312
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[a]	25	24,875
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	50	52,781
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)[b]	125	126,868
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	12	12,492
5.38%, 01/01/22 (Call 01/01/18)	50	52,250
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	50	44,500
Netflix Inc.
5.75%, 03/01/24[b]	25	26,125
5.88%, 02/15/25[b]	45	47,160
Tencent Holdings Ltd.
2.88%, 02/11/20[c]	200	203,748
TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	25	20,688
VeriSign Inc.
5.25%, 04/01/25 (Call 01/01/25)[b]	50	51,375
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)	45	46,237

		1,444,786

Security	Principal (000s)	Value
IRON & STEEL — 0.29%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/31/16)[b]	$50	$42,500
8.75%, 12/01/18 (Call 05/31/16)[b]	14	14,455
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	25	20,625
7.88%, 08/15/23 (Call 05/15/23)	25	20,500
ArcelorMittal
5.13%, 06/01/20[b]	25	24,625
6.50%, 03/01/21[b]	50	51,125
8.00%, 10/15/39	75	69,750
10.85%, 06/01/19	50	57,250
CITIC Ltd.
6.80%, 01/17/23[c]	200	238,293
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a]	41	19,219
8.25%, 03/31/20 (Call 03/31/18)[a]	25	23,500
Commercial Metals Co.
7.35%, 08/15/18	50	53,000
Gerdau Holdings Inc.
7.00%, 01/20/20[c]	100	101,750
Glencore Funding LLC
3.13%, 04/29/19[a]	150	143,250
Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 05/31/16)	25	23,031
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	100	105,506
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	10	9,750
Steel Dynamics Inc.
6.38%, 08/15/22 (Call 08/15/17)	50	52,625
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	50	43,625
7.38%, 04/01/20[b]	25	23,563
Vale Overseas Ltd.
4.38%, 01/11/22[b]	300	274,875

		1,412,817

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
LEISURE TIME — 0.05%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$50	$52,084
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	50	50,813
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	75	80,344
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	50	50,625

		233,866
LODGING — 0.14%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	50	51,125
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	50	49,125
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	25	21,750
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	51,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	40	41,662
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	25,087
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	50	51,035
3.75%, 10/01/25 (Call 07/01/25)[b]	25	25,948
MGM Resorts International
6.00%, 03/15/23[b]	100	103,875
6.63%, 12/15/21[b]	25	26,625
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	25	25,157

Security	Principal (000s)	Value
Wyndham Worldwide Corp.
5.63%, 03/01/21	$25	$27,424
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)[b]	100	101,730
5.50%, 03/01/25 (Call 12/01/24)[a]	50	47,844

		649,762
MACHINERY — 0.33%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 05/31/16)[a,b]	25	21,938
Briggs & Stratton Corp.
6.88%, 12/15/20	30	32,625
Case New Holland Industrial Inc.
7.88%, 12/01/17	50	53,250
Caterpillar Financial Services Corp.
1.70%, 06/16/18	50	50,532
2.50%, 11/13/20[b]	50	51,562
7.15%, 02/15/19	50	57,773
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[b]	300	318,607
3.80%, 08/15/42[b]	50	49,505
CNH Industrial Capital LLC
3.38%, 07/15/19	50	49,250
4.88%, 04/01/21[b]	50	50,000
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	100	101,740
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[b]	100	103,275
John Deere Capital Corp.
1.13%, 06/12/17	100	100,059
1.60%, 07/13/18	45	45,418
1.95%, 12/13/18	150	152,495
2.80%, 03/04/21	50	52,002
Joy Global Inc.
5.13%, 10/15/21	25	22,625
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	75	76,893
3.85%, 12/15/25 (Call 09/15/25)	50	52,168

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[a,b]	$25	$20,500
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	24,750
6.50%, 04/01/20 (Call 05/31/16)	30	30,015
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	50	54,130

		1,571,112
MANUFACTURING — 0.36%
3M Co.
2.00%, 06/26/22[b]	150	152,798
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[a]	50	49,875
Bombardier Inc.
4.75%, 04/15/19[a,b]	25	23,250
5.50%, 09/15/18[a,b]	30	29,550
6.00%, 10/15/22 (Call 04/15/17)[a]	25	21,263
6.13%, 01/15/23[a]	50	43,500
7.50%, 03/15/25 (Call 03/15/20)[a]	50	44,750
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,736
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 12/15/16)[a]	27	26,190
Eaton Corp.
1.50%, 11/02/17	50	50,096
2.75%, 11/02/22[b]	100	100,896
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	50	43,500
General Electric Co.
2.70%, 10/09/22	100	103,293
4.13%, 10/09/42	25	26,420
4.50%, 03/11/44	150	167,861
5.25%, 12/06/17	50	53,407
Harsco Corp.
5.75%, 05/15/18	25	22,656

Security	Principal (000s)	Value
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$100	$102,247
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	222,361
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	100	100,654
Siemens Financieringsmaatschappij NV
3.25%, 05/27/25[a,b]	250	264,906
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	40	41,922

		1,717,131
MEDIA — 1.46%
21st Century Fox America Inc.
3.00%, 09/15/22	100	103,348
4.00%, 10/01/23	125	135,694
6.15%, 03/01/37	150	183,156
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	200	204,210
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	50	50,063
American Media Inc.
11.50%, 12/15/17 (Call 05/31/16)	25	25,250
Cablevision Systems Corp.
8.00%, 04/15/20[b]	50	50,100
8.63%, 09/15/17	25	26,500
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)[b]	50	50,662
3.50%, 01/15/25 (Call 10/15/24)	25	25,611
4.00%, 01/15/26 (Call 10/15/25)[b]	80	84,528
4.85%, 07/01/42 (Call 01/01/42)	25	24,987
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[a,b]	50	51,000
5.25%, 09/30/22 (Call 09/30/17)[b]	50	51,625
5.88%, 05/01/27 (Call 05/01/21)[a,b]	40	41,000

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
CCO Safari II LLC
4.91%, 07/23/25 (Call 04/23/25)[a]	$200	$215,486
6.38%, 10/23/35 (Call 04/23/35)[a]	150	173,180
6.48%, 10/23/45 (Call 04/23/45)[a]	30	35,314
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[a,b]	75	77,437
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	75	70,687
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	100	100,500
Series B
7.63%, 03/15/20 (Call 05/31/16)[b]	50	46,344
Comcast Corp.
3.38%, 08/15/25 (Call 05/15/25)	150	160,080
4.20%, 08/15/34 (Call 02/15/34)	100	106,699
4.75%, 03/01/44	175	200,342
Cox Communications Inc.
3.25%, 12/15/22[a]	250	245,878
CSC Holdings LLC
6.75%, 11/15/21[b]	50	51,594
7.88%, 02/15/18	35	37,800
Discovery Communications LLC
3.30%, 05/15/22	150	147,740
4.88%, 04/01/43	50	44,525
DISH DBS Corp.
4.25%, 04/01/18[b]	75	76,500
5.13%, 05/01/20[b]	100	100,750
5.88%, 07/15/22[b]	100	97,250
5.88%, 11/15/24[b]	50	46,925
Gray Television Inc.
7.50%, 10/01/20 (Call 05/31/16)	50	52,375
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	188,530

Security	Principal (000s)	Value
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 05/31/16)[b]	$50	$38,750
9.00%, 03/01/21 (Call 05/31/16)	50	35,375
10.63%, 03/15/23 (Call 03/15/18)	25	17,750
LBI Media Inc.
10.00%, 04/15/19 (Call 05/31/16)[a]	33	31,680
Liberty Interactive LLC
8.25%, 02/01/30	25	25,938
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	24,000
NBCUniversal Enterprise Inc.
1.66%, 04/15/18[a,b]	200	202,042
NBCUniversal Media LLC
4.38%, 04/01/21	25	27,879
5.15%, 04/30/20	100	113,487
6.40%, 04/30/40	200	271,598
Neptune Finco Corp.
10.13%, 01/15/23 (Call 01/15/19)[a,b]	200	219,500
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	50	51,375
5.00%, 04/15/22 (Call 04/15/17)[a,b]	50	51,000
Numericable-SFR SA
6.00%, 05/15/22 (Call 05/15/17)[a]	200	200,260
Quebecor Media Inc.
5.75%, 01/15/23	50	51,750
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	50	50,229
Sinclair Television Group Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	25	25,688
6.13%, 10/01/22 (Call 10/01/17)[b]	50	53,375
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[a]	50	51,875

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
6.00%, 07/15/24 (Call 07/15/19)[a,b]	$98	$103,400
TEGNA Inc.
6.38%, 10/15/23 (Call 10/15/18)	100	108,000
Thomson Reuters Corp.
1.65%, 09/29/17	100	100,179
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a]	50	47,634
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	75	79,312
4.50%, 09/15/42 (Call 03/15/42)	153	142,849
6.75%, 06/15/39[b]	100	117,655
Time Warner Inc.
3.40%, 06/15/22	25	26,010
3.55%, 06/01/24 (Call 03/01/24)	100	103,333
3.88%, 01/15/26 (Call 10/15/25)	100	105,899
4.65%, 06/01/44 (Call 12/01/43)	75	77,331
4.75%, 03/29/21[b]	125	138,717
4.85%, 07/15/45 (Call 01/15/45)	100	107,238
4.88%, 03/15/20	100	110,268
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	40	39,800
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[a,b]	50	49,438
6.75%, 09/15/22 (Call 09/15/17)[a,b]	50	53,000
8.50%, 05/15/21 (Call 05/31/16)[a,b]	25	26,094
Viacom Inc.
2.20%, 04/01/19	100	99,937
4.38%, 03/15/43[b]	100	80,100
4.85%, 12/15/34 (Call 06/15/34)	100	89,967
Walt Disney Co. (The)
2.15%, 09/17/20	100	102,446
4.13%, 06/01/44	75	81,321
4.38%, 08/16/41	45	49,936
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 05/31/16)	50	50,125

		7,017,210

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.04%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 05/31/16)[a]	$50	$48,000
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	100	105,623
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a,b]	25	23,125

		176,748
MINING — 0.60%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	50	48,687
5.40%, 04/15/21 (Call 01/15/21)[b]	50	50,750
5.72%, 02/23/19[b]	100	106,844
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/16)	25	22,188
Anglo American Capital PLC
2.63%, 09/27/17[a]	200	198,000
Barrick Gold Corp.
4.10%, 05/01/23	9	9,294
Barrick North America Finance LLC
5.75%, 05/01/43[b]	100	102,739
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	96	98,042
3.25%, 11/21/21[b]	75	78,378
3.85%, 09/30/23	50	53,085
5.00%, 09/30/43[b]	125	138,940
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[c]	200	218,106
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[a]	25	23,000
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	25	20,813
7.00%, 02/15/21 (Call 02/15/18)[a]	75	61,125

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 06/01/16)[a,b]	$107	$111,767
Freeport-McMoRan Inc.
2.38%, 03/15/18[b]	50	48,000
3.88%, 03/15/23 (Call 12/15/22)	25	20,938
5.40%, 11/14/34 (Call 05/14/34)	150	114,735
Glencore Finance Canada Ltd.
5.55%, 10/25/42[a]	50	41,000
Glencore Funding LLC
4.00%, 04/16/25[a]	100	87,000
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	49,644
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/31/16)	25	23,250
Kaiser Aluminum Corp.
8.25%, 06/01/20 (Call 06/01/16)	57	59,280
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	50	47,125
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	50	50,500
New Gold Inc.
7.00%, 04/15/20 (Call 05/31/16)[a]	50	48,750
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	25	25,410
4.88%, 03/15/42 (Call 09/15/41)[b]	100	95,359
Novelis Inc.
8.75%, 12/15/20 (Call 05/30/16)[b]	50	51,625
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[b]	50	51,376
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	200	202,116
2.88%, 08/21/22 (Call 05/21/22)[b]	250	250,629
Southern Copper Corp.
5.25%, 11/08/42	50	43,062

Security	Principal (000s)	Value
Teck Resources Ltd.
2.50%, 02/01/18[b]	$50	$47,500
4.75%, 01/15/22 (Call 10/15/21)	25	20,750
6.25%, 07/15/41 (Call 01/15/41)	75	56,625
Vedanta Resources PLC
9.50%, 07/18/18[c]	100	93,250

		2,869,682
MUNICIPAL DEBT SECURITIES — 0.01%
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	25	21,015

		21,015
OFFICE & BUSINESS EQUIPMENT — 0.04%
CDW LLC/CDW Finance Corp.
6.00%, 08/15/22 (Call 08/15/17)	50	53,532
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	51,809
Xerox Corp.
4.50%, 05/15/21[b]	100	101,441

		206,782
OIL & GAS — 2.81%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	50	22,500
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	141,075
4.85%, 03/15/21 (Call 02/15/21)[b]	100	104,648
5.55%, 03/15/26 (Call 12/15/25)[b]	100	107,173
6.38%, 09/15/17	4	4,230
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	50	48,000
5.63%, 06/01/23 (Call 06/01/18)[b]	50	48,500
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	100,627
4.75%, 04/15/43 (Call 10/15/42)	75	72,207
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[a]	25	19,625

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Bill Barrett Corp.
7.63%, 10/01/19 (Call 05/31/16)	$25	$20,813
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/17)[a]	25	22,125
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)	15	5,888
BP Capital Markets PLC
1.38%, 05/10/18[b]	50	49,954
2.24%, 05/10/19	50	50,830
3.06%, 03/17/22	85	87,692
3.51%, 03/17/25[b]	100	104,565
3.54%, 11/04/24	225	235,388
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[g]	25	1,750
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	23	9,430
8.00%, 12/15/22 (Call 12/15/18)[a]	61	41,938
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	25	17,250
Canadian Natural Resources Ltd.
6.75%, 02/01/39	100	101,115
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	25	24,000
7.50%, 09/15/20 (Call 09/15/16)[b]	25	25,125
Cenovus Energy Inc.
5.70%, 10/15/19	95	98,504
6.75%, 11/15/39	50	48,555
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	89	60,520
Chevron Corp.
1.34%, 11/09/17	50	50,205
2.36%, 12/05/22 (Call 09/05/22)	25	25,185
2.42%, 11/17/20 (Call 10/17/20)	50	51,257

Security	Principal (000s)	Value
2.43%, 06/24/20 (Call 05/24/20)[b]	$100	$102,528
3.33%, 11/17/25 (Call 08/17/25)[b]	25	26,346
4.95%, 03/03/19	250	274,083
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	50	52,383
Citgo Holding Inc.
10.75%, 02/15/20[c]	100	98,125
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 05/31/16)	25	17,500
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[b]	200	198,951
4.25%, 05/09/43	200	190,631
CNPC General Capital Ltd.
3.95%, 04/19/22[a]	200	210,847
Comstock Resources Inc.
10.00%, 03/15/20 (Call 05/31/16)[a,b]	25	16,500
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	100	100,875
ConocoPhillips
5.75%, 02/01/19	50	54,960
6.00%, 01/15/20[b]	100	112,765
6.50%, 02/01/39	100	123,321
ConocoPhillips Co.
1.50%, 05/15/18	25	24,865
3.35%, 11/15/24 (Call 08/15/24)	50	49,935
3.35%, 05/15/25 (Call 02/15/25)[b]	50	50,311
4.15%, 11/15/34 (Call 05/15/34)	100	95,593
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	25	21,313
4.50%, 04/15/23 (Call 01/15/23)	50	44,656
5.00%, 09/15/22 (Call 03/15/17)	50	46,687
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	29,375
5.50%, 05/01/22 (Call 05/01/17)	25	16,063
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	100	82,461
6.30%, 01/15/19	50	52,850

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Devon Financing Co. LLC
7.88%, 09/30/31	$25	$26,751
Diamond Offshore Drilling Inc.
5.70%, 10/15/39[b]	50	38,705
Dolphin Energy Ltd.
5.50%, 12/15/21[a]	200	223,950
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)[a]	15	10,650
Ecopetrol SA
5.88%, 09/18/23	200	200,000
Encana Corp.
6.50%, 08/15/34	100	91,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	107,625
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)[b]	50	49,736
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	25	14,375
9.38%, 05/01/20 (Call 05/31/16)	50	32,594
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)[b]	350	355,675
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 05/31/16)	50	47,250
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[c]	200	201,913
8.15%, 04/11/18[c]	100	108,992
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	50	41,500
Hess Corp.
5.60%, 02/15/41	100	97,339
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	50	46,500
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	25	15,875

Security	Principal (000s)	Value
Korea National Oil Corp.
4.00%, 01/23/24[c]	$200	$218,446
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	50	46,000
Lukoil International Finance BV
3.42%, 04/24/18[c]	200	199,701
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	100	88,000
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[b]	50	50,568
3.63%, 09/15/24 (Call 06/15/24)	50	47,584
5.85%, 12/15/45 (Call 06/15/45)	100	93,315
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a,b]	25	19,047
6.50%, 03/15/21 (Call 05/31/16)[a]	10	7,850
7.00%, 03/31/24 (Call 09/30/18)[a,b]	25	19,625
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	21,313
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	25	22,750
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[g]	25	11,375
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	50	43,969
Newfield Exploration Co.
5.75%, 01/30/22	50	50,812
Nexen Energy ULC
6.40%, 05/15/37	50	58,373
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	150	152,505
Noble Holding International Ltd.
6.95%, 04/01/25 (Call 01/01/25)	50	41,125
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	25	20,250

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20 (Call 05/31/16)	$26	$25,805
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	50	44,625
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	100,488
4.63%, 06/15/45 (Call 12/15/44)[b]	35	38,059
Paramount Resources Ltd.
6.88%, 06/30/23 (Call 06/30/18)[a]	25	19,375
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/01/16)	25	20,750
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a,b]	15	15,863
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	25	24,375
Pertamina Persero PT
6.50%, 05/27/41[c]	200	203,948
Petro-Canada
6.80%, 05/15/38	100	119,319
Petrobras Global Finance BV
4.38%, 05/20/23	175	138,162
5.38%, 01/27/21	100	88,875
6.75%, 01/27/41	125	97,775
6.85%, 06/05/49	100	74,000
FRN, (3 mo. LIBOR US + 2.140%)
2.77%, 01/15/19	200	174,620
FRN, (3 mo. LIBOR US + 2.360%)
3.00%, 03/17/17	200	194,800
Petroleos de Venezuela SA
5.25%, 04/12/17[c]	65	35,588
6.00%, 05/16/24[c]	100	34,000
6.00%, 11/15/26[c]	200	68,380
8.50%, 11/02/17[c]	33	19,500
9.00%, 11/17/21[c]	125	49,187
9.75%, 05/17/35[c]	150	59,985

Security	Principal (000s)	Value
Petroleos Mexicanos
3.50%, 07/23/20	$100	$97,875
4.88%, 01/18/24[b]	200	199,250
6.00%, 03/05/20[b]	100	106,375
6.38%, 01/23/45	50	48,875
6.50%, 06/02/41	100	99,000
6.63%, 06/15/38	200	198,646
8.00%, 05/03/19	125	138,906
Petronas Capital Ltd.
5.25%, 08/12/19[a]	200	220,357
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	158,417
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,475
3.95%, 07/15/22 (Call 04/15/22)	50	51,800
Precision Drilling Corp.
6.50%, 12/15/21 (Call 12/15/16)	25	21,500
6.63%, 11/15/20 (Call 05/30/16)	25	22,281
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	23,500
5.38%, 10/01/22 (Call 07/01/22)	25	23,688
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[b]	25	23,344
5.00%, 03/15/23 (Call 03/15/18)[b]	50	46,125
Reliance Holdings USA Inc.
5.40%, 02/14/22[c]	250	276,983
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	50	40,683
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)	15	15,488
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	50	37,375
7.75%, 06/15/21 (Call 06/15/17)[b]	15	12,338
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/31/16)[a]	10	10,300
Shell International Finance BV
2.00%, 11/15/18[b]	250	253,596
2.25%, 11/10/20	100	101,382
2.25%, 01/06/23	25	24,364

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
4.30%, 09/22/19	$25	$27,200
4.38%, 03/25/20	95	104,061
4.38%, 05/11/45	250	264,988
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[c]	200	197,165
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[c]	200	212,497
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[c]	200	199,833
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)	25	22,625
6.50%, 01/01/23 (Call 07/01/17)	25	22,875
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	20,219
4.95%, 01/23/25 (Call 10/23/24)	50	43,500
Statoil ASA
1.15%, 05/15/18	500	497,284
2.45%, 01/17/23	62	61,172
3.95%, 05/15/43	50	49,564
Suncor Energy Inc.
6.10%, 06/01/18	25	26,778
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	25	25,000
6.25%, 04/15/21 (Call 04/15/18)[a]	50	50,625
6.38%, 04/01/23 (Call 04/01/18)[a]	25	25,375
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)[b]	50	50,125
Total Capital International SA
2.10%, 06/19/19[b]	150	152,411
3.75%, 04/10/24[b]	25	26,739
Total Capital SA
4.45%, 06/24/20	100	109,788
Transocean Inc.
3.75%, 10/15/17[b]	50	48,000
7.13%, 12/15/21[b]	150	122,250
Valero Energy Corp.
4.90%, 03/15/45[b]	50	46,686
6.63%, 06/15/37[b]	25	27,972

Security	Principal (000s)	Value
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/17)	$50	$11,500
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[b]	75	62,437
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)[b]	50	45,000
YPF SA
8.75%, 04/04/24[c]	200	209,000

		13,505,707
OIL & GAS SERVICES — 0.22%
Baker Hughes Inc.
5.13%, 09/15/40	100	103,131
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 05/31/16)	25	7,750
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	50,876
3.80%, 11/15/25 (Call 08/15/25)	100	102,457
5.00%, 11/15/45 (Call 05/15/45)[b]	150	152,237
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	50	41,500
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[b]	100	89,120
3.95%, 12/01/42 (Call 06/01/42)[b]	15	11,014
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[a]	70	71,986
4.00%, 12/21/25 (Call 09/21/25)[a]	95	101,470
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[a]	125	130,596
SESI LLC
6.38%, 05/01/19 (Call 05/31/16)	25	23,318
Weatherford International LLC
6.35%, 06/15/17	12	12,180

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[b]	$200	$175,820

		1,073,455
PACKAGING & CONTAINERS — 0.14%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.00%, 11/15/20 (Call 11/15/16)[a]	35	33,353
Ball Corp.
5.00%, 03/15/22[b]	50	52,380
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	25	25,250
5.50%, 05/15/22 (Call 05/15/17)[b]	50	51,594
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[a,b]	25	24,937
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a,b]	25	23,938
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	75	76,500
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	50	51,500
Owens-Illinois Inc.
7.80%, 05/15/18	36	39,510
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	105,910
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[a]	25	22,875
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[a]	100	105,625
WestRock RKT Co.
4.90%, 03/01/22	50	54,268

		667,640

Security	Principal (000s)	Value
PHARMACEUTICALS — 1.23%
Abbott Laboratories
5.30%, 05/27/40[b]	$100	$118,196
AbbVie Inc.
1.80%, 05/14/18	250	251,142
2.90%, 11/06/22	175	177,817
3.20%, 11/06/22 (Call 09/06/22)	100	103,317
3.60%, 05/14/25 (Call 02/14/25)	35	36,700
4.40%, 11/06/42	25	25,302
4.70%, 05/14/45 (Call 11/14/44)[b]	100	106,146
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[b]	100	102,049
3.45%, 03/15/22 (Call 01/15/22)	100	102,452
3.80%, 03/15/25 (Call 12/15/24)	47	48,083
4.85%, 06/15/44 (Call 12/15/43)	100	101,788
Actavis Inc.
1.88%, 10/01/17	100	100,284
4.63%, 10/01/42 (Call 04/01/42)	150	148,683
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	102,121
AstraZeneca PLC
1.95%, 09/18/19	25	25,310
3.38%, 11/16/25[b]	50	52,101
4.00%, 09/18/42	100	101,917
4.38%, 11/16/45[b]	25	26,920
6.45%, 09/15/37[b]	50	66,592
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	50	50,182
4.00%, 06/23/25 (Call 03/23/25)[a]	40	41,214
5.25%, 06/23/45 (Call 12/23/44)[a]	20	21,382
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	100	114,562
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)[b]	100	106,619
Eli Lilly & Co.
1.95%, 03/15/19	175	177,590

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[a]	$50	$50,551
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a,b]	100	95,750
7.75%, 01/15/22 (Call 07/15/16)[a]	50	51,750
Express Scripts Holding Co.
2.25%, 06/15/19	250	252,092
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[b]	25	25,923
6.38%, 05/15/38[b]	100	137,226
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50	52,169
JLL/Delta Dutch Pledgeco BV
8.75% (9.50% PIK), 05/01/20 (Call 05/30/16)[a,b,f]	25	24,750
Johnson & Johnson
1.13%, 03/01/19	250	250,020
3.38%, 12/05/23[b]	100	110,248
3.70%, 03/01/46 (Call 09/01/45)[b]	30	31,817
4.38%, 12/05/33 (Call 06/05/33)	20	23,067
5.95%, 08/15/37	50	69,174
McKesson Corp.
2.28%, 03/15/19	50	50,713
4.88%, 03/15/44 (Call 09/15/43)	75	83,900
Mead Johnson Nutrition Co.
3.00%, 11/15/20	30	30,927
4.13%, 11/15/25 (Call 08/15/25)	200	213,967
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)[b]	250	257,718
2.80%, 05/18/23	50	52,388
4.15%, 05/18/43	100	109,401
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	50	51,125
Novartis Capital Corp.
2.40%, 09/21/22[b]	100	102,209
3.00%, 11/20/25 (Call 08/20/25)	100	104,651
4.00%, 11/20/45 (Call 05/20/45)	50	54,219

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$150	$165,706
Pfizer Inc.
1.10%, 05/15/17	150	150,044
6.20%, 03/15/19[b]	150	170,325
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[b]	30	35,328
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	50	44,281
5.50%, 03/01/23 (Call 03/01/18)[a]	50	42,500
5.88%, 05/15/23 (Call 05/15/18)[a,b]	75	62,812
6.13%, 04/15/25 (Call 04/15/20)[a,b]	75	62,653
6.38%, 10/15/20 (Call 10/15/16)[a]	50	45,313
6.75%, 08/15/18 (Call 05/31/16)[a]	25	24,125
7.50%, 07/15/21 (Call 07/15/16)[a]	50	45,750
Wyeth LLC
5.95%, 04/01/37	200	258,153
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	30	30,837
4.50%, 11/13/25 (Call 08/13/25)	150	160,966

		5,893,017
PIPELINES — 0.95%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[a]	50	49,745
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	46,412
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[a,b]	50	51,299
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	50	47,375

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
DCP Midstream LLC
5.35%, 03/15/20[a]	$75	$71,250
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	50	44,125
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	41,750
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	30	26,677
5.88%, 10/15/25 (Call 07/15/25)	100	104,384
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	25	22,887
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	42,913
7.50%, 10/15/20	25	25,188
Energy Transfer Partners LP
5.15%, 03/15/45 (Call 09/15/44)	50	41,797
5.20%, 02/01/22 (Call 11/01/21)	300	297,750
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	50	38,250
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	300	303,235
3.95%, 02/15/27 (Call 11/15/26)	25	26,057
4.85%, 03/15/44 (Call 09/15/43)	100	99,194
4.90%, 05/15/46 (Call 11/15/45)	25	25,183
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	47,000
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[a]	50	49,551
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	25	25,843
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	500	497,173
4.30%, 06/01/25 (Call 03/01/25)[b]	100	98,020
5.30%, 12/01/34 (Call 06/01/34)	100	90,627
5.55%, 06/01/45 (Call 12/01/44)	100	91,876
7.80%, 08/01/31	25	27,301
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	48,609
4.20%, 12/01/42 (Call 06/01/42)	25	21,734

Security	Principal (000s)	Value
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[a,b]	$100	$99,250
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 05/31/16)[a,b]	50	52,150
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	50	50,625
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	125	124,864
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	224,103
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	50,875
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	49,625
6.00%, 01/15/19[a,b]	25	25,500
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	50	48,750
5.75%, 05/15/24 (Call 02/15/24)	100	96,750
Spectra Energy Capital LLC
8.00%, 10/01/19	50	57,146
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[b]	100	98,733
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	88,579
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	46,094
5.00%, 01/15/18 (Call 10/15/17)	50	50,281
6.63%, 10/01/20 (Call 10/01/16)[a]	30	30,619
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	25	22,688
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	25	25,500
6.25%, 10/15/22 (Call 10/15/18)	50	51,250

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	$25	$24,914
4.88%, 01/15/26 (Call 10/15/25)[b]	80	87,655
7.63%, 01/15/39	150	192,116
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	77,350
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	100	86,187
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	100	89,000
4.00%, 09/15/25 (Call 06/15/25)	100	87,000
4.30%, 03/04/24 (Call 12/04/23)	150	134,250
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	100	98,500

		4,573,559
REAL ESTATE — 0.27%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	100	101,196
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)[a]	200	204,885
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[c]	200	194,760
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 12/01/17)[a,b]	25	26,125
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[a]	100	100,047
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24[c]	200	206,974
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[c]	200	207,604
Vonovia Finance BV
3.20%, 10/02/17[a]	50	50,925

Security	Principal (000s)	Value
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[a]	$200	$202,456

		1,294,972
REAL ESTATE INVESTMENT TRUSTS — 0.56%
American Tower Corp.
3.40%, 02/15/19	200	206,881
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)[b]	30	30,999
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	75	78,908
3.85%, 02/01/23 (Call 11/01/22)	75	79,338
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	100,929
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	25	24,875
8.25%, 10/15/23 (Call 04/15/19)	25	23,688
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	25,915
Corrections Corp. of America
5.00%, 10/15/22 (Call 07/15/22)	50	52,188
Crown Castle International Corp.
4.88%, 04/15/22	25	27,354
5.25%, 01/15/23	40	44,488
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	97,841
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	50,857
4.75%, 10/01/25 (Call 07/01/25)	50	51,430
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	53,042
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)[b]	50	52,906
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	101,349
4.50%, 06/01/45 (Call 12/01/44)	30	32,257
4.63%, 12/15/21 (Call 09/15/21)	25	27,816

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	$50	$49,313
GEO Group Inc. (The)
6.00%, 04/15/26 (Call 04/15/21)	50	51,225
HCP Inc.
4.00%, 06/01/25 (Call 03/01/25)	100	98,364
5.38%, 02/01/21 (Call 11/03/20)	150	164,713
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,240
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	75	74,328
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	50	49,250
7.13%, 02/15/18	48	49,320
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	47,964
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	25	22,396
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)[b]	25	26,625
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[b]	75	82,063
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	51,755
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,828
3.30%, 01/15/26 (Call 10/15/25)[b]	55	57,652
3.75%, 02/01/24 (Call 11/01/23)	200	216,029
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)[b]	200	198,677
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	150	152,593
Weyerhaeuser Co.
7.38%, 03/15/32[b]	50	62,252

		2,694,648

Security	Principal (000s)	Value
RETAIL — 1.00%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	$100	$103,250
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)[b]	50	52,812
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	25	25,813
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	45,423
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	35	35,617
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,375
BMC Stock Holdings Inc.
9.00%, 09/15/18 (Call 05/31/16)[a]	7	7,350
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 06/15/16)	25	11,438
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 05/31/16)[a]	50	36,000
Costco Wholesale Corp.
1.75%, 02/15/20	100	100,808
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	150	155,469
3.50%, 07/20/22 (Call 05/20/22)[b]	100	106,398
4.88%, 07/20/35 (Call 01/20/35)	100	112,109
5.13%, 07/20/45 (Call 01/20/45)	50	58,572
5.75%, 06/01/17	100	104,747
6.13%, 09/15/39	75	95,662
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	25	25,229
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a]	50	51,937
5.75%, 03/01/23 (Call 03/01/18)[a,b]	75	80,085

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/16)[b]	$25	$23,813
6.75%, 06/15/23 (Call 06/15/19)[a]	25	23,313
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[b]	250	255,408
4.25%, 04/01/46 (Call 10/01/45)[b]	100	109,940
4.40%, 03/15/45 (Call 09/15/44)[b]	100	112,172
5.88%, 12/16/36	25	32,399
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	75	70,875
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 05/31/16)[a]	25	23,375
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[b]	75	73,771
L Brands Inc.
5.63%, 02/15/22	50	55,187
6.88%, 11/01/35	50	55,000
Landry’s Holdings II Inc.
10.25%, 01/01/18 (Call 05/31/16)[a]	32	32,240
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	200	213,888
4.65%, 04/15/42 (Call 10/15/41)	25	28,345
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	237,446
McDonald’s Corp.
2.63%, 01/15/22	50	51,053
3.70%, 02/15/42	25	23,595
4.88%, 12/09/45 (Call 06/09/45)	200	225,348
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	50	52,375
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	50	43,500

Security	Principal (000s)	Value
New Albertsons Inc.
7.45%, 08/01/29	$50	$48,875
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	25	25,188
5.75%, 10/01/22 (Call 10/01/17)	15	15,488
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	51,687
QVC Inc.
4.85%, 04/01/24	25	25,165
Radio Systems Corp.
8.38%, 11/01/19 (Call 05/31/16)[a]	27	28,080
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	50	53,281
6.75%, 06/15/21 (Call 06/15/16)	75	79,125
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[b]	50	52,375
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[b]	50	55,205
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,700
Target Corp.
3.50%, 07/01/24[b]	250	273,224
Toys R Us Inc.
10.38%, 08/15/17 (Call 05/31/16)	4	3,660
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 05/31/16)[b]	50	48,375
Wal-Mart Stores Inc.
4.25%, 04/15/21	100	112,072
4.30%, 04/22/44 (Call 10/22/43)[b]	100	112,468
5.63%, 04/01/40	90	116,104
6.50%, 08/15/37[b]	180	252,366
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	50	51,467
3.30%, 11/18/21 (Call 09/18/21)[b]	300	310,493

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	$50	$47,494

		4,791,029
SAVINGS & LOANS — 0.04%
Nationwide Building Society
2.35%, 01/21/20[a]	200	201,271

		201,271
SEMICONDUCTORS — 0.30%
Advanced Micro Devices Inc.
7.50%, 08/15/22	25	19,375
7.75%, 08/01/20 (Call 05/31/16)[b]	25	20,250
Amkor Technology Inc.
6.63%, 06/01/21 (Call 05/31/16)	50	48,562
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	150	162,640
5.30%, 12/15/45 (Call 06/15/45)	25	29,069
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)[b]	65	70,101
5.10%, 10/01/35 (Call 04/01/35)	40	43,823
5.85%, 06/15/41	25	29,612
Intel Corp.
1.35%, 12/15/17	150	150,960
3.10%, 07/29/22	50	52,853
4.80%, 10/01/41	25	28,332
4.90%, 07/29/45 (Call 01/29/45)	150	171,445
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	50	40,401
5.50%, 02/01/25 (Call 08/01/19)[b]	25	20,250
5.63%, 01/15/26 (Call 05/01/20)[a]	25	19,750
NXP Semiconductors NV
5.00%, 05/15/21 (Call 05/31/16)[a]	50	52,000
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a]	50	51,375
QUALCOMM Inc.
2.25%, 05/20/20	55	56,355
3.45%, 05/20/25 (Call 02/20/25)	25	25,927

Security	Principal (000s)	Value
4.65%, 05/20/35 (Call 11/20/34)[b]	$50	$52,201
4.80%, 05/20/45 (Call 11/20/44)	50	50,442
Sensata Technologies BV
4.88%, 10/15/23[a,b]	50	50,375
Texas Instruments Inc.
1.65%, 08/03/19	200	201,635

		1,447,733
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	50	52,406

		52,406
SOFTWARE — 0.57%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	40	42,100
6.13%, 09/15/23 (Call 09/15/18)[a,b]	50	54,437
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	41,207
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	15	11,100
BMC Software Inc.
7.25%, 06/01/18	28	24,920
Boxer Parent Co. Inc.
9.00% (9.75% PIK), 10/15/19 (Call 05/31/16)[a,f]	25	18,375
Change Healthcare Holdings Inc.
11.00%, 12/31/19 (Call 05/31/16)	33	35,124
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[c]	200	203,900
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	50	52,318
5.00%, 03/15/22 (Call 03/15/17)	50	52,128
5.00%, 10/15/25 (Call 07/15/25)[b]	100	109,999
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	40	40,400

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
5.38%, 08/15/23 (Call 08/15/18)[a]	$50	$51,687
5.75%, 01/15/24 (Call 01/15/19)[a,b]	50	50,750
7.00%, 12/01/23 (Call 12/01/18)[a,b]	50	51,375
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)	75	69,226
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[a,b]	25	24,312
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	120	122,769
3.50%, 02/12/35 (Call 08/12/34)	200	200,733
3.63%, 12/15/23 (Call 09/15/23)	275	300,786
3.75%, 02/12/45 (Call 08/12/44)[b]	100	99,594
4.75%, 11/03/55 (Call 05/03/55)	50	56,267
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	50	51,125
Oracle Corp.
2.25%, 10/08/19[b]	300	308,809
2.50%, 05/15/22 (Call 03/15/22)	300	306,109
3.63%, 07/15/23	50	54,208
3.90%, 05/15/35 (Call 11/15/34)[b]	100	102,084
4.50%, 07/08/44 (Call 01/08/44)[b]	150	163,460
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	50	52,375

		2,751,677
TELECOMMUNICATIONS — 2.06%
America Movil SAB de CV
6.38%, 03/01/35	125	151,089
AT&T Inc.
1.40%, 12/01/17	350	349,883
3.40%, 05/15/25 (Call 02/15/25)	400	406,454
3.90%, 03/11/24 (Call 12/11/23)[b]	175	185,057
3.95%, 01/15/25 (Call 10/15/24)	150	157,954
4.35%, 06/15/45 (Call 12/15/44)	350	329,440

Security	Principal (000s)	Value
4.45%, 05/15/21[b]	$75	$81,960
4.45%, 04/01/24 (Call 01/01/24)	100	108,594
4.50%, 05/15/35 (Call 11/15/34)	50	50,231
4.75%, 05/15/46 (Call 11/15/45)	100	100,585
5.00%, 03/01/21	75	83,558
5.15%, 03/15/42[b]	50	52,551
5.35%, 09/01/40	25	26,948
5.88%, 10/01/19	50	56,593
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[a,b]	50	10,750
B Communications Ltd.
7.38%, 02/15/21 (Call 02/15/17)[a]	100	108,250
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[c]	200	215,285
British Telecommunications PLC
2.35%, 02/14/19	200	203,948
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	50	45,412
5.80%, 03/15/22[b]	50	49,375
6.15%, 09/15/19	27	28,350
7.60%, 09/15/39[b]	50	42,500
Series V
5.63%, 04/01/20[b]	25	25,688
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 05/31/16)[b]	25	25,625
Cisco Systems Inc.
2.20%, 02/28/21	250	254,955
2.60%, 02/28/23	100	103,574
5.50%, 01/15/40[b]	50	63,448
5.90%, 02/15/39	50	65,700
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a,b]	50	50,750
5.50%, 06/15/24 (Call 06/15/19)[a]	50	50,158
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	25	25,625

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)	$25	$22,625
CPI International Inc.
8.75%, 02/15/18 (Call 05/31/16)	27	26,460
Deutsche Telekom International Finance BV
8.75%, 06/15/30	125	188,261
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[c]	200	182,500
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	50	46,500
7.13%, 03/15/19[b]	50	52,750
7.63%, 04/15/24[b]	50	44,385
8.50%, 04/15/20	50	52,875
9.00%, 08/15/31	25	21,469
11.00%, 09/15/25 (Call 06/15/25)[a,b]	100	101,000
Harris Corp.
4.40%, 12/15/20	100	106,981
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 12/01/16)[a]	10	8,900
Hughes Satellite Systems Corp.
7.63%, 06/15/21	50	55,625
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	40	25,275
6.63%, 12/15/22 (Call 12/15/17)	50	32,375
7.25%, 10/15/20 (Call 05/31/16)[b]	50	36,500
7.50%, 04/01/21 (Call 05/31/16)	25	17,813
8.00%, 02/15/24 (Call 02/15/19)[a]	50	51,750
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)	25	19,313
7.75%, 06/01/21 (Call 06/01/17)	50	16,500
Level 3 Financing Inc.
5.25%, 03/15/26 (Call 03/15/21)[a,b]	30	30,450
5.38%, 08/15/22 (Call 08/15/17)	50	51,125
5.38%, 01/15/24 (Call 01/15/19)[a]	50	50,750

Security	Principal (000s)	Value
Motorola Solutions Inc.
3.50%, 09/01/21	$100	$97,948
Ooredoo International Finance Ltd.
3.25%, 02/21/23[a]	200	199,803
Orange SA
5.50%, 02/06/44 (Call 08/06/43)[b]	100	124,121
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[a,b]	50	50,125
Qwest Corp.
6.75%, 12/01/21[b]	25	27,000
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	75	79,193
4.10%, 10/01/23 (Call 07/01/23)	100	108,604
Sprint Capital Corp.
6.88%, 11/15/28	50	37,125
8.75%, 03/15/32	35	27,825
Sprint Communications Inc.
6.00%, 11/15/22	100	73,551
7.00%, 03/01/20[a]	50	51,313
7.00%, 08/15/20	50	41,500
9.00%, 11/15/18[a]	100	105,750
Sprint Corp.
7.13%, 06/15/24	100	75,000
7.25%, 09/15/21	50	40,375
7.88%, 09/15/23	100	78,000
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)[b]	50	52,125
6.38%, 03/01/25 (Call 09/01/19)[b]	50	52,500
6.50%, 01/15/24 (Call 01/15/19)[b]	50	53,250
6.50%, 01/15/26 (Call 01/15/21)[b]	50	53,000
6.54%, 04/28/20 (Call 05/10/16)	50	51,562
6.63%, 11/15/20 (Call 05/10/16)[b]	21	21,735
6.63%, 04/01/23 (Call 04/01/18)[b]	50	53,437
6.73%, 04/28/22 (Call 04/28/17)[b]	50	52,625

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Telecom Italia Capital SA
7.20%, 07/18/36	$100	$104,500
Telefonica Emisiones SAU
5.46%, 02/16/21	275	311,831
Verizon Communications Inc.
1.35%, 06/09/17	300	300,587
3.50%, 11/01/24 (Call 08/01/24)[b]	200	208,780
4.15%, 03/15/24 (Call 12/15/23)	50	54,182
4.27%, 01/15/36	350	352,260
4.50%, 09/15/20	250	276,484
4.75%, 11/01/41	150	155,817
5.01%, 08/21/54	200	205,849
5.05%, 03/15/34 (Call 12/15/33)[b]	400	436,639
6.55%, 09/15/43	46	61,081
VimpelCom Holdings BV
7.50%, 03/01/22[c]	200	213,500
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[a]	200	204,000
Vodafone Group PLC
1.50%, 02/19/18	250	249,772
6.15%, 02/27/37[b]	100	117,160
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	50	45,250
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	200	190,900
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	25	19,063
7.50%, 06/01/22 (Call 06/01/17)	25	20,500
7.75%, 10/15/20 (Call 05/31/16)	25	22,612

		9,910,706
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,534
6.35%, 03/15/40	15	17,796

		43,330
TRANSPORTATION — 0.56%
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (Call 05/15/18)[a,b]	25	24,000

Security	Principal (000s)	Value
AP Moeller – Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[a]	$50	$49,235
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)[b]	25	27,299
4.15%, 04/01/45 (Call 10/01/44)	150	157,916
4.70%, 10/01/19[b]	100	110,646
4.90%, 04/01/44 (Call 10/01/43)	125	145,396
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	49,547
4.80%, 08/01/45 (Call 02/01/45)	45	49,059
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[b]	200	208,611
4.10%, 03/15/44 (Call 09/15/43)[b]	10	10,143
4.75%, 05/30/42 (Call 11/30/41)	75	83,020
FedEx Corp.
3.20%, 02/01/25	100	103,332
4.75%, 11/15/45 (Call 05/15/45)	75	81,975
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/31/16)[a]	50	50,500
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	51,314
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[a]	200	202,660
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	15	13,725
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	25	10,062
Norfolk Southern Corp.
4.65%, 01/15/46 (Call 07/15/45)	30	33,211
4.80%, 08/15/43 (Call 02/15/43)	150	168,201
Overseas Shipholding Group Inc.
8.13%, 03/30/18	24	23,880
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[c]	200	207,532

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)	$35	$34,828
2.88%, 09/01/20 (Call 08/01/20)	85	85,663
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	255,858
3.88%, 02/01/55 (Call 08/01/54)	100	97,872
4.05%, 11/15/45 (Call 05/15/45)	25	26,080
United Parcel Service Inc.
1.13%, 10/01/17	200	200,713
6.20%, 01/15/38[b]	25	34,117
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	50	48,690
7.88%, 09/01/19 (Call 09/01/16)[a,b]	25	26,156

		2,671,241
TRUCKING & LEASING — 0.09%
Aviation Capital Group Corp.
4.88%, 10/01/25 (Call 07/01/25)[a]	50	49,031
Flexi-Van Leasing Inc.
7.88%, 08/15/18 (Call 05/31/16)[a]	44	44,330
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)[b]	50	47,325
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[a]	100	101,068
3.75%, 05/11/17[a]	200	204,110

		445,864
WATER — 0.02%
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	75	80,122

		80,122

TOTAL CORPORATE BONDS & NOTES
(Cost: $164,773,111)		164,598,779

FOREIGN GOVERNMENT OBLIGATIONS[h] — 5.05%

ARGENTINA — 0.08%
Argentina Bonar Bonds
8.75%, 05/07/24	75	81,784

Security	Principal (000s)	Value
Argentine Republic Government International Bond
2.50%, 12/31/38[e]	$100	$63,750
2.50%, 12/31/38[e]	25	15,975
8.28%, 12/31/33	161	168,893
8.28%, 12/31/33	70	72,380

		402,782
BAHRAIN — 0.04%
Bahrain Government International Bond
6.13%, 08/01/23[c]	200	198,460

		198,460
BELGIUM — 0.04%
Belgium Government International Bond
2.88%, 09/18/24[c]	200	211,147

		211,147
BRAZIL — 0.16%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[c]	200	200,800
Brazilian Government International Bond
4.88%, 01/22/21	100	101,750
7.13%, 01/20/37	125	129,375
8.75%, 02/04/25	100	122,500
10.13%, 05/15/27	100	137,750
12.25%, 03/06/30	50	77,750

		769,925
CANADA — 0.43%
Canada Government International Bond
1.13%, 03/19/18	500	502,861
Export Development Canada
1.00%, 05/15/17[b]	250	250,521
Province of British Columbia Canada
2.00%, 10/23/22	125	126,041
Province of Manitoba Canada
3.05%, 05/14/24	100	105,975
Province of Ontario Canada
1.10%, 10/25/17	575	575,761

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
2.00%, 01/30/19	$50	$50,885
3.20%, 05/16/24	100	106,849
Province of Quebec Canada
2.88%, 10/16/24	100	104,107
4.63%, 05/14/18	225	240,712

		2,063,712
CHILE — 0.04%
Chile Government International Bond
3.13%, 03/27/25[b]	200	208,811

		208,811
CHINA — 0.04%
Export-Import Bank of China/The via Avi Funding Co Ltd.
2.85%, 09/16/20[c]	200	204,241

		204,241
COLOMBIA — 0.12%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[b]	200	186,700
5.00%, 06/15/45 (Call 12/15/44)	200	188,787
7.38%, 03/18/19	100	113,279
8.13%, 05/21/24[b]	50	63,144

		551,910
COSTA RICA — 0.04%
Costa Rica Government International Bond
4.25%, 01/26/23[c]	200	185,000

		185,000
CROATIA — 0.05%
Croatia Government International Bond
6.00%, 01/26/24[c]	200	218,750

		218,750
DENMARK — 0.06%
Kommunekredit
1.13%, 01/16/18[c]	300	300,698

		300,698
DOMINICAN REPUBLIC — 0.04%
Dominican Republic International Bond
6.60%, 01/28/24[c]	100	107,000

Security	Principal (000s)	Value
7.45%, 04/30/44[c]	$100	$106,000

		213,000
EL SALVADOR — 0.04%
El Salvador Government International Bond
6.38%, 01/18/27[c]	200	176,000

		176,000
FINLAND — 0.04%
Finland Government International Bond
1.75%, 09/10/19[a]	200	203,521

		203,521
FRANCE — 0.13%
Caisse d’Amortissement de la Dette Sociale
1.50%, 01/28/19[a]	250	251,104
3.00%, 10/26/20	350	369,931

		621,035
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.00%, 11/21/17	200	200,286
State of North Rhine-Westphalia
1.63%, 01/22/20[c]	100	100,497

		300,783
GUATEMALA — 0.05%
Guatemala Government Bond
5.75%, 06/06/22[c]	200	218,500

		218,500
HUNGARY — 0.13%
Hungary Government International Bond
4.00%, 03/25/19[b]	122	126,640
5.38%, 03/25/24	200	222,250
6.38%, 03/29/21	50	56,925
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[c]	200	202,895

		608,710
INDONESIA — 0.20%
Indonesia Government International Bond
3.38%, 04/15/23[c]	200	198,017
4.13%, 01/15/25[c]	200	203,909

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
5.88%, 03/13/20[c]	$100	$111,499
6.75%, 01/15/44[c]	200	244,923
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/24[c]	200	204,240

		962,588
ITALY — 0.04%
Italy Government International Bond
6.88%, 09/27/23	150	188,493

		188,493
IVORY COAST — 0.04%
Ivory Coast Government International Bond
6.38%, 03/03/28[c]	200	190,040

		190,040
JAMAICA — 0.02%
Jamaica Government International Bond
8.00%, 03/15/39	100	109,000

		109,000
JAPAN — 0.13%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	200	199,827
1.75%, 11/13/18	400	402,376

		602,203
KAZAKHSTAN — 0.04%
Kazakhstan Government International Bond
4.88%, 10/14/44[c]	200	181,260

		181,260
LEBANON — 0.09%
Lebanese Republic
6.65%, 02/26/30[c]	200	195,472
Lebanon Government International Bond
6.00%, 01/27/23[c]	100	98,210
6.75%, 11/29/27[c]	25	24,930
9.00%, 03/20/17	100	103,600

		422,212

Security	Principal (000s)	Value
LITHUANIA — 0.03%
Lithuania Government International Bond
7.38%, 02/11/20[c]	$100	$118,365

		118,365
MALAYSIA — 0.04%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[c]	200	199,100

		199,100
MEXICO — 0.21%
Mexico Government International Bond
3.63%, 03/15/22	200	206,794
4.00%, 10/02/23	50	52,359
4.75%, 03/08/44[b]	200	202,374
5.55%, 01/21/45[b]	300	337,229
5.95%, 03/19/19	200	223,202

		1,021,958
MOROCCO — 0.04%
Morocco Government International Bond
4.25%, 12/11/22[c]	200	206,750

		206,750
NORWAY — 0.05%
Kommunalbanken AS
2.13%, 03/15/19[a]	250	256,039

		256,039
PANAMA — 0.08%
Panama Government International Bond
5.20%, 01/30/20	100	110,013
6.70%, 01/26/36	200	255,668

		365,681
PERU — 0.05%
Peruvian Government International Bond
5.63%, 11/18/50	200	232,478

		232,478
PHILIPPINES — 0.12%
Philippine Government International Bond
5.00%, 01/13/37[b]	200	252,750

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
6.50%, 01/20/20	$200	$235,750
9.50%, 02/02/30	50	85,500

		574,000
POLAND — 0.07%
Poland Government International Bond
5.00%, 03/23/22	200	223,890
6.38%, 07/15/19	100	113,883

		337,773
QATAR — 0.07%
Qatar Government International Bond
4.50%, 01/20/22[a]	200	221,300
6.40%, 01/20/40[a]	100	133,420

		354,720
ROMANIA — 0.03%
Romanian Government International Bond
6.75%, 02/07/22[c]	100	118,375

		118,375
RUSSIA — 0.21%
Russian Foreign Bond – Eurobond
3.50%, 01/16/19[c]	200	202,230
5.00%, 04/29/20[c]	200	211,480
5.63%, 04/04/42[c]	200	210,354
7.50%, 03/31/30[c,e]	294	358,184

		982,248
SERBIA — 0.04%
Serbia International Bond
4.88%, 02/25/20[c]	200	204,768

		204,768
SLOVENIA — 0.04%
Slovenia Government International Bond
4.13%, 02/18/19[a]	200	211,345

		211,345
SOUTH AFRICA — 0.05%
South Africa Government International Bond
5.88%, 09/16/25	200	215,576

		215,576

Security	Principal (000s)	Value
SOUTH KOREA — 0.11%
Export-Import Bank of Korea
2.88%, 01/21/25	$200	$203,663
4.00%, 01/29/21	100	108,534
Korea International Bond
3.88%, 09/11/23	200	224,552

		536,749
SRI LANKA — 0.04%
Sri Lanka Government International Bond
5.13%, 04/11/19[b,c]	200	199,501

		199,501
SUPRANATIONAL — 1.19%
African Development Bank
1.63%, 10/02/18	100	101,489
Asian Development Bank
1.88%, 02/18/22	250	253,387
2.00%, 01/22/25	250	251,766
2.25%, 08/18/17	350	356,062
Council of Europe Development Bank
1.63%, 03/10/20	250	252,952
European Bank for Reconstruction & Development
0.75%, 09/01/17	350	349,554
1.63%, 11/15/18	100	101,472
1.88%, 02/23/22[b]	100	101,302
European Investment Bank
1.38%, 06/15/20	350	350,078
1.88%, 03/15/19	100	102,109
1.88%, 02/10/25	200	198,531
2.25%, 08/15/22	300	309,012
2.50%, 04/15/21	50	52,306
3.25%, 01/29/24	300	329,849
Inter-American Development Bank
1.00%, 07/14/17	150	150,361
1.88%, 06/16/20	100	102,057
2.38%, 08/15/17[b]	575	586,462
3.00%, 10/04/23	200	216,697
3.20%, 08/07/42	30	31,073
4.38%, 01/24/44	50	62,854
International Bank for Reconstruction & Development
1.13%, 07/18/17	675	677,822

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
1.63%, 02/10/22	$250	$250,511
2.50%, 11/25/24	250	261,463
2.50%, 07/29/25[b]	150	156,598
International Finance Corp.
1.63%, 07/16/20	100	101,247
1.75%, 09/16/19	25	25,486

		5,732,500
SWEDEN — 0.05%
Sweden Government International Bond
0.88%, 01/23/18[a]	250	249,756

		249,756
TURKEY — 0.22%
Republic of Turkey
7.50%, 11/07/19	250	286,217
Turkey Government International Bond
4.88%, 04/16/43	200	187,632
5.63%, 03/30/21	200	216,774
6.25%, 09/26/22	200	224,346
6.75%, 05/30/40	100	118,750
7.38%, 02/05/25	20	24,249

		1,057,968
UKRAINE — 0.07%
Ukraine Government International Bond
7.75%, 09/01/19[a]	1	549
7.75%, 09/01/20[c]	162	155,373
7.75%, 09/01/23[c]	100	94,975
7.75%, 09/01/27[c]	100	92,895

		343,792
URUGUAY — 0.04%
Uruguay Government International Bond
5.10%, 06/18/50[b]	200	188,000

		188,000
VENEZUELA — 0.05%
Venezuela Government International Bond
7.00%, 12/01/18[c]	50	22,500
7.00%, 03/31/38[c]	150	53,625
8.25%, 10/13/24[c]	50	18,688

Security	Principal (000s)	Value
9.00%, 05/07/23[c]	$100	$38,125
9.25%, 09/15/27	100	42,625
11.95%, 08/05/31[c]	100	42,500
12.75%, 08/23/22[c]	75	34,781

		252,844

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $24,146,807)		24,273,067

MUNICIPAL DEBT OBLIGATIONS — 0.72%

CALIFORNIA — 0.34%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	60	87,435
Series S1
6.79%, 04/01/30	50	63,667
7.04%, 04/01/50	50	73,901
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	60	88,654
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	50	70,521
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	75,768
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	100	145,080
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	189,790
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	60	79,860
State of California GO BAB
7.55%, 04/01/39	355	550,523
7.63%, 03/01/40	35	54,076
University of California RB
Series AH
1.80%, 07/01/19	20	20,276

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
Series AN
4.77%, 05/15/44 (Call 05/15/24)	$50	$52,066
Series AQ
4.77%, 05/15/15	100	100,190

		1,651,807
CONNECTICUT — 0.01%
State of Connecticut GO BAB
5.09%, 10/01/30	50	57,704

		57,704
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB Project P, Series 2010A
7.06%, 04/01/57	25	29,296

		29,296
ILLINOIS — 0.10%
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	100	131,557
State of Illinois GO
5.10%, 06/01/33[b]	350	338,548

		470,105
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	25	30,554
Series B
0.00%, 02/15/22 (AGM)	100	80,619
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	75	110,852
Series F
7.41%, 01/01/40	25	37,887
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	50	52,381

		312,293
NEW YORK — 0.11%
City of New York NY GO BAB
5.97%, 03/01/36	100	129,506

Security	Principal (000s)	Value
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39	$150	$201,985
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB Series C-2
5.77%, 08/01/36	40	50,350
New York City Water & Sewer System RB BAB
5.88%, 06/15/44	65	88,745
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	29,174
5.65%, 11/01/40 (GOI)	25	31,686

		531,446
OHIO — 0.01%
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	58,749

		58,749
OREGON — 0.03%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28 (NPFGC)	100	122,807

		122,807
TEXAS — 0.04%
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	67,723
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	64,361
State of Texas GO BAB
5.52%, 04/01/39	50	65,644

		197,728
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	30	38,482

		38,482

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,491,194)		3,470,417

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.97%

MORTGAGE-BACKED SECURITIES — 23.07%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	$85	$87,273
2.50%, 05/01/31[i]	630	647,719
2.50%, 05/01/46[i]	100	99,016
3.00%, 05/01/29	80	84,041
3.00%, 05/01/30	180	188,151
3.00%, 07/01/30	178	186,414
3.00%, 12/01/30	2,098	2,196,459
3.00%, 02/01/31	65	67,936
3.00%, 05/01/31[i]	190	198,698
3.00%, 11/01/45	287	294,725
3.00%, 12/01/45	292	299,971
3.50%, 05/01/31[i]	115	121,487
3.50%, 04/01/43	63	66,053
3.50%, 01/01/44	196	206,127
3.50%, 09/01/44	52	54,364
3.50%, 03/01/45	80	84,112
3.50%, 11/01/45	3,164	3,317,172
3.50%, 12/01/45	1,391	1,458,279
3.50%, 01/01/46	402	421,711
3.50%, 04/01/46	125	131,048
4.00%, 05/01/31[i]	765	792,253
4.00%, 07/01/44	88	95,369
4.00%, 06/01/45	113	120,752
4.00%, 08/01/45	665	711,217
4.00%, 09/01/45	313	334,280
4.00%, 10/01/45	1,768	1,889,994
4.00%, 11/01/45	949	1,014,471
4.00%, 12/01/45	967	1,033,836
4.00%, 01/01/46	557	595,754
4.00%, 05/01/46[i]	173	184,732
4.50%, 05/01/31[i]	175	179,895
4.50%, 05/01/42	360	392,909
4.50%, 03/01/46	68	74,350
4.50%, 05/01/46[i]	2,727	2,966,039
5.00%, 05/01/46[i]	900	986,906
5.50%, 05/01/46[i]	1,225	1,357,836
Federal National Mortgage Association
2.50%, 03/01/30	440	452,754

Security	Principal (000s)	Value
2.50%, 07/01/30	$478	$491,945
2.50%, 08/01/30	109	112,374
2.50%, 12/01/30	133	137,309
2.50%, 01/01/31	107	110,205
2.50%, 05/01/31[i]	2,832	2,910,322
2.50%, 05/01/46[i]	255	253,008
3.00%, 10/01/27	254	266,085
3.00%, 07/01/30	249	260,549
3.00%, 08/01/30	1,273	1,331,277
3.00%, 09/01/30	1,704	1,781,719
3.00%, 10/01/30	709	741,067
3.00%, 11/01/30	171	178,815
3.00%, 03/01/31	67	69,813
3.00%, 05/01/31[i]	148	154,591
3.00%, 12/01/42	958	983,985
3.00%, 07/01/43	4,369	4,487,584
3.00%, 12/01/45	683	700,672
3.00%, 04/01/46	30	30,736
3.00%, 05/01/46[i]	1,362	1,396,263
3.50%, 07/01/30	908	966,062
3.50%, 03/01/31	408	432,093
3.50%, 05/01/31[i]	1,529	1,616,440
3.50%, 02/01/45	91	95,697
3.50%, 03/01/45	162	171,296
3.50%, 05/01/45	196	206,616
3.50%, 11/01/45	524	550,547
3.50%, 12/01/45	5,642	5,914,101
3.50%, 01/01/46	3,055	3,202,844
3.50%, 02/01/46	773	809,686
3.50%, 03/01/46	923	967,471
3.50%, 04/01/46	600	628,785
3.50%, 05/01/46	75	78,622
3.50%, 05/01/46[i]	767	803,912
4.00%, 05/01/31[i]	819	850,736
4.00%, 06/01/42	7,098	7,635,081
4.00%, 10/01/44	49	52,701
4.00%, 12/01/44	342	368,483
4.00%, 02/01/45	740	804,716
4.00%, 05/01/45	405	439,395
4.00%, 07/01/45	1,118	1,197,086
4.00%, 08/01/45	868	928,256
4.00%, 09/01/45	1,042	1,113,429
4.00%, 11/01/45	1,996	2,133,581
4.00%, 01/01/46	414	442,945

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
4.00%, 04/01/46	$827	$885,162
4.00%, 05/01/46[i]	46	49,141
4.50%, 05/01/31[i]	785	805,606
4.50%, 06/01/41	55	59,838
4.50%, 08/01/43	502	547,455
4.50%, 03/01/44	443	483,692
4.50%, 04/01/44	793	865,349
4.50%, 10/01/44	2,046	2,236,113
4.50%, 10/01/45	168	183,567
4.50%, 05/01/46[i]	566	615,852
5.00%, 05/01/31[i]	293	301,515
5.00%, 04/01/41	1,490	1,668,739
5.00%, 10/01/41	70	77,395
5.00%, 01/01/42	204	225,761
5.00%, 05/01/42	164	182,454
5.00%, 05/01/46[i]	1,938	2,141,686
5.50%, 05/01/46[i]	5,230	5,856,783
Series 2014-M13, Class A2
VRN
3.02%, 08/25/24	10	10,493
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.75%, 12/25/19	35	35,228
Series K020, Class A2
2.37%, 05/25/22	50	51,356
Government National Mortgage Association
2.50%, 05/20/45	240	240,812
3.00%, 03/15/43	39	40,767
3.00%, 11/20/43	82	85,466
3.00%, 12/20/43	110	113,849
3.00%, 06/20/45	517	536,107
3.00%, 11/20/45	140	144,780
3.00%, 12/20/45	283	293,686
3.00%, 05/01/46[i]	2,784	2,882,310
3.50%, 05/20/45	905	958,160
3.50%, 08/20/45	637	673,804
3.50%, 09/20/45	3,452	3,656,796
3.50%, 10/20/45	408	430,914
3.50%, 11/20/45	235	248,077
3.50%, 12/20/45	2,128	2,250,849
3.50%, 01/20/46	3,686	3,898,790
4.00%, 10/20/45	65	69,508

Security	Principal (000s)	Value
4.00%, 01/20/46	$1,429	$1,528,647
4.00%, 03/20/46	201	215,568
4.00%, 05/01/46[i]	1,142	1,218,550
4.50%, 04/15/40	76	83,216
4.50%, 11/20/45	440	472,645
4.50%, 05/01/46[i]	1,035	1,109,067
5.00%, 05/01/46[i]	210	226,406

		110,864,962
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.54%
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18[b]	340	339,652
1.00%, 06/29/17[b]	4,000	4,009,266
1.38%, 05/01/20[b]	1,000	1,006,063
3.00%, 12/01/45	767	786,263
6.75%, 09/15/29	1,000	1,486,368
Federal National Mortgage Association
1.13%, 04/27/17	125	125,610
1.13%, 12/14/18	500	502,310
1.75%, 09/12/19	2,000	2,043,752
1.88%, 09/18/18	150	153,452
2.63%, 09/06/24[b]	500	526,000
3.00%, 04/01/30	305	319,254
3.00%, 12/01/30	386	403,260
3.00%, 11/01/45	151	154,984
3.50%, 10/01/30	124	131,309
3.50%, 12/01/45	155	163,195
6.63%, 11/15/30[b]	40	59,193

		12,209,931
U.S. GOVERNMENT OBLIGATIONS — 31.36%
U.S. Treasury Note/Bond
0.50%, 07/31/17	500	499,030
0.63%, 05/31/17[b]	400	399,968
0.63%, 08/31/17[b]	5,000	4,996,800
0.75%, 02/28/18[b]	3,000	2,999,640
0.88%, 11/30/17	4,000	4,010,080
0.88%, 01/15/18[b]	3,300	3,307,557
0.88%, 07/15/18	1,500	1,501,995
1.00%, 05/15/18	2,000	2,008,280
1.00%, 08/15/18[b]	2,000	2,008,080
1.00%, 11/30/19[b]	10,000	9,983,600
1.13%, 03/31/20[b]	1,000	1,000,260
1.13%, 04/30/20	500	499,745

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Security	Principal (000s)	Value
1.13%, 02/28/21[b]	$1,000	$993,720
1.25%, 01/31/20[b]	9,250	9,301,245
1.25%, 02/29/20	1,000	1,005,220
1.38%, 12/31/18	4,000	4,051,920
1.38%, 02/29/20	1,000	1,009,500
1.38%, 05/31/20	500	504,270
1.38%, 08/31/20	1,000	1,007,150
1.50%, 08/31/18[b]	2,500	2,538,925
1.50%, 12/31/18	2,000	2,033,080
1.50%, 05/31/20	2,500	2,532,825
1.50%, 01/31/22	4,400	4,415,576
1.50%, 03/31/23	500	496,860
1.63%, 04/30/19[b]	950	969,466
1.63%, 06/30/19[b]	100	102,078
1.63%, 11/30/20	1,800	1,831,572
1.63%, 02/15/26[b]	1,000	982,730
1.75%, 12/31/20[b]	400	408,888
1.75%, 02/28/22	1,000	1,016,630
1.75%, 09/30/22	1,000	1,012,920
1.75%, 01/31/23	3,000	3,032,310
1.88%, 09/30/17	1,500	1,525,050
1.88%, 10/31/17	10,000	10,175,800
1.88%, 06/30/20	1,400	1,440,054
2.00%, 10/31/21	8,000	8,255,360
2.00%, 02/15/22[b]	5,400	5,572,745
2.00%, 11/30/22[b]	3,500	3,595,620
2.00%, 02/15/25	300	305,781
2.00%, 08/15/25	850	864,866
2.13%, 08/31/20	1,000	1,038,450
2.13%, 01/31/21[b]	1,000	1,039,240
2.25%, 11/30/17	10,000	10,241,701
2.25%, 03/31/21	500	522,795
2.25%, 11/15/24	840	873,835
2.50%, 05/15/24	150	159,147
2.50%, 02/15/45	100	96,674
2.50%, 02/15/46[b]	700	676,620
2.88%, 08/15/45[b]	1,600	1,670,528
3.00%, 11/15/44[b]	4,660	4,991,093
3.00%, 05/15/45	400	428,232
3.13%, 08/15/44	80	87,818
3.38%, 05/15/44[b]	1,120	1,287,978
3.63%, 02/15/44	450	541,683
3.88%, 08/15/40	2,200	2,739,858
4.25%, 05/15/39	275	361,383

Security	Principal (000s)	Value
4.25%, 11/15/40[b]	$2,500	$3,288,400
4.38%, 05/15/40	650	869,408
4.38%, 05/15/41[b]	750	1,005,802
4.50%, 02/15/36[b]	1,700	2,313,938
4.63%, 02/15/40	700	968,702
4.75%, 02/15/41[b]	300	423,312
5.00%, 05/15/37[b]	150	217,696
5.38%, 02/15/31[b]	700	996,534
6.00%, 02/15/26[b]	1,700	2,345,388
6.25%, 05/15/30[b]	1,480	2,243,310
6.75%, 08/15/26	1,000	1,462,670
7.63%, 11/15/22[b]	2,000	2,763,040
8.13%, 05/15/21[b]	600	799,224

		150,651,655

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $271,223,595)		273,726,548

SHORT-TERM INVESTMENTS — 32.16%

MONEY MARKET FUNDS — 32.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,j,k]	110,322	110,321,817
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,j,k]	8,275	8,275,257
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,j]	35,893	35,893,175

		154,490,249

TOTAL SHORT-TERM INVESTMENTS
(Cost: $154,490,249)		154,490,249

TOTAL INVESTMENTS IN SECURITIES — 130.99% (Cost: $626,776,205)		629,327,157
Other Assets, Less Liabilities — (30.99)%		(148,878,359)

NET ASSETS — 100.00%		$480,448,798

BAB — Build America Bond

FRN — Floating Rate Note

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

VRN — Variable Rate Note

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2016

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[g]	Issuer is in default of interest payments.
[h]	Investments are denominated in U.S. dollars.
[i]	To-be-announced (TBA). See Note 1.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	123

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF	iShares Core Total USD Bond Market ETF

ASSETS
Investments, at cost:
Unaffiliated	$547,200,566	$166,183,040	$471,753,874
Affiliated (Note 2)	184,245,476	270,857	155,022,331

Total cost of investments	$731,446,042	$166,453,897	$626,776,205

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$550,155,467	$179,299,855	$474,302,638
Affiliated (Note 2)	184,249,211	270,857	155,024,519

Total fair value of investments	734,404,678	179,570,712	629,327,157
Foreign currency, at value[b]	—	1,774,150	—
Cash	430,322	—	16,564
Receivables:
Investment securities sold	3,445,479	725,132	6,597,999
Interest	3,504,421	1,668,135	3,548,055
Unrealized appreciation on forward currency contracts (Note 1)	—	1,067,698	—
Capital shares sold	—	2,575,689	—
Tax reclaims	—	2,320	—

Total Assets	741,784,900	187,383,836	639,489,775

LIABILITIES
Payables:
Investment securities purchased	32,283,107	2,799,040	40,397,645
Collateral for securities on loan (Note 1)	151,047,978	—	118,597,074
Deferred foreign capital gains taxes (Note 1)	465	6,894	1,754
Unrealized depreciation on forward currency contracts (Note 1)	—	4,604,191	—
Investment advisory fees (Note 2)	51,041	21,741	44,504

Total Liabilities	183,382,591	7,431,866	159,040,977

NET ASSETS	$558,402,309	$179,951,970	$480,448,798

Net assets consist of:
Paid-in capital	$555,002,775	$177,352,002	$478,461,986
Undistributed net investment income	791,705	64,996	937,884
Accumulated net realized loss	(350,342)	(7,136,866)	(1,500,270)
Net unrealized appreciation	2,958,171	9,671,838	2,549,198

NET ASSETS	$558,402,309	$179,951,970	$480,448,798

Shares outstanding[c]	5,550,000	3,500,000	4,700,000

Net asset value per share	$100.61	$51.41	$102.22

[a]	Securities on loan with values of $148,034,518, $ — and $116,030,031, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $1,743,161 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

124	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF[a]	iShares Core Total USD Bond Market ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$27,505	$1,377	$59,310
Interest — unaffiliated[b]	4,710,062	596,952	6,428,143
Interest — affiliated (Note 2)	5,840	—	4,542
Securities lending income — affiliated — net (Note 2)	93,438	—	94,213

Total investment income	4,836,845	598,329	6,586,208

EXPENSES
Investment advisory fees (Note 2)	293,326	81,796	316,621

Total expenses	293,326	81,796	316,621
Less investment advisory fees waived (Note 2)	(11,500)	—	(27,862)

Net expenses	281,826	81,796	288,759

Net investment income	4,555,019	516,533	6,297,449

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(333,154)	698,255	358,772
In-kind redemptions — unaffiliated	(18,427)	—	(1,718,289)
Foreign currency transactions	—	(7,835,121)	—

Net realized loss	(351,581)	(7,136,866)	(1,359,517)

Net change in unrealized appreciation/depreciation on:
Investments[c]	3,748,945	13,109,921	10,198,884
Forward currency contracts	—	(3,536,493)	—
Translation of assets and liabilities in foreign currencies	—	98,410	—

Net change in unrealized appreciation/depreciation[c]	3,748,945	9,671,838	10,198,884

Net realized and unrealized gain	3,397,364	2,534,972	8,839,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,952,383	$3,051,505	$15,136,816

[a]	For the period from November 10, 2015 (commencement of operations) to April 30, 2016.
[b]	Net of foreign withholding tax of $ —, $6,304 and $ —, respectively.
[c]	Net of deferred foreign capital gains taxes of $465, $6,894 and $1,754, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	125

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Period from November 10, 2015[a] to April 30, 2016 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,555,019	$5,092,150	$516,533
Net realized gain (loss)	(351,581)	6,312	(7,136,866)
Net change in unrealized appreciation/depreciation	3,748,945	(974,672)	9,671,838

Net increase in net assets resulting from operations	7,952,383	4,123,790	3,051,505

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,154,950)	(4,934,130)	(451,537)

Total distributions to shareholders	(4,154,950)	(4,934,130)	(451,537)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	139,584,811	210,274,828	190,044,586
Cost of shares redeemed	(14,952,805)	—	(12,692,584)

Net increase in net assets from capital share transactions	124,632,006	210,274,828	177,352,002

INCREASE IN NET ASSETS	128,429,439	209,464,488	179,951,970

NET ASSETS
Beginning of period	429,972,870	220,508,382	—

End of period	$558,402,309	$429,972,870	$179,951,970

Undistributed net investment income included in net assets at end of period	$791,705	$391,636	$64,996

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	2,100,000	3,750,000
Shares redeemed	(150,000)	—	(250,000)

Net increase in shares outstanding	1,250,000	2,100,000	3,500,000

[a]	Commencement of operations.

See notes to financial statements.

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core Total USD Bond Market ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,297,449	$6,025,496
Net realized loss	(1,359,517)	(489,523)
Net change in unrealized appreciation/depreciation	10,198,884	(7,746,228)

Net increase (decrease) in net assets resulting from operations	15,136,816	(2,210,255)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,340,130)	(6,082,979)
From net realized gain	—	(88,061)
Return of capital	—	(104,490)

Total distributions to shareholders	(5,340,130)	(6,275,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	253,846,337	439,878,476
Cost of shares redeemed	(214,657,357)	(25,172,411)

Net increase in net assets from capital share transactions	39,188,980	414,706,065

INCREASE IN NET ASSETS	48,985,666	406,220,280

NET ASSETS
Beginning of period	431,463,132	25,242,852

End of period	$480,448,798	$431,463,132

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$937,884	$(19,435)

SHARES ISSUED AND REDEEMED
Shares sold	2,550,000	4,300,000
Shares redeemed	(2,150,000)	(250,000)

Net increase in shares outstanding	400,000	4,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	127

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Oct. 18, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$99.99	$100.23	$100.11	$100.12	$100.00

Income from investment operations:
Net investment income[b]	0.92	1.54	1.07	0.61	0.01
Net realized and unrealized gain (loss)[c]	0.56	(0.26)	(0.04)	(0.11)	0.11

Total from investment operations	1.48	1.28	1.03	0.50	0.12

Less distributions from:
Net investment income	(0.86)	(1.52)	(0.91)	(0.51)	—

Total distributions	(0.86)	(1.52)	(0.91)	(0.51)	—

Net asset value, end of period	$100.61	$99.99	$100.23	$100.11	$100.12

Total return	1.49%[d]	1.28%	1.04%	0.50%	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$558,402	$429,973	$220,508	$65,073	$25,031
Ratio of expenses to average net assets[e]	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of expenses to average net assets prior to waived fees[e]	0.12%	0.12%	0.12%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.86%	1.53%	1.07%	0.61%	0.26%
Portfolio turnover rate[f,g]	64%	138%	116%	56%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

128	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Core International Aggregate Bond ETF

Period from Nov. 10, 2015[a] to Apr. 30, 2016 (Unaudited)
Net asset value, beginning of period	$49.85

Income from investment operations:
Net investment income[b]	0.23
Net realized and unrealized gain[c]	1.51

Total from investment operations	1.74

Less distributions from:
Net investment income	(0.18)

Total distributions	(0.18)

Net asset value, end of period	$51.41

Total return	3.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$179,952
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	0.95%
Portfolio turnover rate[f]	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

     iShares Core Total USD Bond Market ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Period from Jun. 10, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$100.34	$100.97	$99.83

Income from investment operations:
Net investment income[b]	1.20	2.02	0.69
Net realized and unrealized gain (loss)[c]	1.71	(0.23)	0.99

Total from investment operations	2.91	1.79	1.68

Less distributions from:
Net investment income	(1.03)	(2.35)	(0.54)
Net realized gain	—	(0.03)	—
Return of capital	—	(0.04)	—

Total distributions	(1.03)	(2.42)	(0.54)

Net asset value, end of period	$102.22	$100.34	$100.97

Total return	2.93%[d]	1.79%	1.69%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$480,449	$431,463	$25,243
Ratio of expenses to average net assets[e]	0.11%	0.04%	0.04%
Ratio of expenses to average net assets prior to waived fees[e]	0.12%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.41%	2.01%	1.76%
Portfolio turnover rate[f,g]	141%	454%	191%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

130	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond[a]	Non-Diversified
Core Total USD Bond Market	Diversified

[a]	The Fund commenced operations on November 10, 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Core 1-5 Year USD Bond
Investments:
Assets:
Asset-Backed Securities	$—	$2,951,703	$—	$2,951,703
Collateralized Mortgage Obligations	—	3,770,606	—	3,770,606
Corporate Bonds & Notes	—	195,991,681	—	195,991,681
Foreign Government Obligations	—	35,765,474	—	35,765,474
U.S. Government & Agency Obligations	—	312,207,481	—	312,207,481
Money Market Funds	183,717,733	—	—	183,717,733

Total	$183,717,733	$550,686,945	$—	$734,404,678

Core International Aggregate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$39,834,454	$—	$39,834,454
Foreign Government Obligations	—	139,465,401	—	139,465,401
Money Market Funds	270,857	—	—	270,857

Total	$270,857	$179,299,855	$—	$179,570,712

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$1,067,698	$—	$1,067,698
Liabilities:
Forward Currency Contracts	—	(4,604,191)		(4,604,191)

Total	$—	$(3,536,493)	$—	$(3,536,493)

Core Total USD Bond Market
Investments:
Assets:
Asset-Backed Securities	$—	$1,028,849	$—	$1,028,849
Collateralized Mortgage Obligations	—	7,739,248	—	7,739,248
Corporate Bonds & Notes	—	164,598,779	—	164,598,779
Foreign Government Obligations	—	24,273,067	—	24,273,067
Municipal Debt Obligations	—	3,470,417	—	3,470,417
U.S. Government & Agency Obligations	—	273,726,548	—	273,726,548
Money Market Funds	154,490,249	—	—	154,490,249

Total	$154,490,249	$474,836,908	$—	$629,327,157

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core 1-5 Year USD Bond ETF and iShares Core Total USD Bond Market ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Funds have entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities — affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by each Fund, if any, are noted in the schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core 1-5 Year USD Bond
Barclays Capital Inc.	$4,154,395	$4,154,395	$—
BNP Paribas Prime Brokerage Inc.	584,564	584,564	—
Citigroup Global Markets Inc.	30,528,477	30,528,477	—
Credit Suisse Securities (USA) LLC	13,981,013	13,981,013	—
Deutsche Bank Securities Inc.	11,686,927	11,686,927	—
HSBC Securities (USA) Inc.	3,965,672	3,965,672	—
Jefferies LLC	1,332,102	1,332,102	—
JPMorgan Securities LLC	3,113,752	3,113,752	—
Merrill Lynch, Pierce, Fenner & Smith	6,236,597	6,236,597	—
Morgan Stanley & Co. LLC	47,169,216	47,169,216	—
Nomura Securities International Inc.	1,811,525	1,811,525	—
RBC Capital Markets LLC	10,640,247	10,640,247	—
SG Americas Securities LLC	578,706	578,706	—
Societe Generale New York Branch	2,832,409	2,832,409	—
State Street Bank & Trust Company	44,358	44,125	(233)
Wells Fargo Securities LLC	9,374,558	9,374,558	—

	$148,034,518	$148,034,285	$(233)

Core Total USD Bond Market
BNP Paribas Prime Brokerage Inc.	$1,389,387	$1,389,387	$—
Citigroup Global Markets Inc.	12,259,599	12,259,599	—
Credit Suisse Securities (USA) LLC	6,821,593	6,821,593	—
Deutsche Bank Securities Inc.	9,118,169	9,118,169	—
Goldman Sachs & Co.	48,316,461	48,316,461	—
HSBC Securities (USA) Inc.	1,160,238	1,160,238	—
Jefferies LLC	1,879,587	1,879,587	—
JPMorgan Clearing Corp.	11,184,923	11,184,923	—
JPMorgan Securities LLC	4,731,614	4,731,614	—
Merrill Lynch, Pierce, Fenner & Smith	14,819,618	14,819,618	—
Mizuho Securities USA Inc.	560,596	560,596	—
National Financial Services LLC	70,229	70,229	—
Nomura Securities International Inc.	3,718,017	3,718,017	—

	$116,030,031	$116,030,031	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Core 1-5 Year USD Bond and iShares Core Total USD Bond Market ETFs, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of each Fund. Prior to November 11, 2015, for its investment advisory services to the iShares Core Total USD Bond Market ETF, BFA was entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

In addition, each of the iShares Core 1-5 Year USD Bond and iShares Core Total USD Bond Market ETFs indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through February 28, 2019 in an amount equal to the acquired fund fees and expenses attributable to each Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

For its investment advisory services to the iShares Core International Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Core International Aggregate Bond ETF.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 1-5 Year USD Bond	$39,813
Core Total USD Bond Market	39,220

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, the purchases and sales transactions executed by the iShares Core 1-5 Year USD Bond ETF pursuant to Rule 17a-7 under the 1940 Act were $193,423 and $ —, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Core 1-5 Year USD Bond
PNC Funding Corp.
5.13%, 02/08/20	$400	$—	$—	$400	$445,473	$4,859	$—
6.70%, 06/10/19	75	—	—	75	86,005	981	—

					$531,478	$5,840	$—

Core Total USD Bond Market
PNC Bank N.A.	$500	$—	$—	$500	$508,936	$4,146	$—
2.20%, 01/28/19
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—	—	25	25,334	396	—

					$534,270	$4,542	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$318,030,941	$280,059,244	$49,940,350	$29,253,978
Core International Aggregate Bond	—	—	187,713,179	21,494,229
Core Total USD Bond Market	731,672,714	709,846,779	32,403,939	13,592,158

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$79,270,984	$13,731,202
Core Total USD Bond Market	160,077,222	160,235,399

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held by the iShares Core International Aggregate Bond ETF as of April 30, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized depreciation	$1,067,698

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized depreciation	$4,604,191

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Core International Aggregate Bond ETF during the six months ended April 30, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/ Forward currency contracts	$(7,835,121)	$(3,536,493)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended April 30, 2016:

iShares Core International Aggregate Bond ETF
Average amounts purchased in U.S. dollars	$97,171,379
Average amounts sold in U.S. dollars	$219,914,341

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

140	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Core International Aggregate Bond ETF that are subject to potential offset on the statement of assets and liabilities as of April 30, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$1,067,698	$(1,019,264)	$48,434

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$4,604,191	$(1,019,264)	$3,584,927

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The iShares Core International Aggregate Bond ETF invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Core International Aggregate Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

142	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core Total USD Bond Market	$136,937

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$731,447,153	$5,015,167	$(2,057,642)	$2,957,525
Core International Aggregate Bond	166,453,897	13,162,561	(45,746)	13,116,815
Core Total USD Bond Market	626,780,001	6,460,295	(3,913,139)	2,547,156

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	143

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares Core International Aggregate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements.” The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreements.

At a meeting held on September 16-17, 2015, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser, and BIL as the sub-adviser, and approved the proposed Advisory Agreements for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board also noted that BFA would pay BIL for its sub-advisory services, and that there would be no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Agreements.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or

144	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA and BIL to the Fund under the Advisory Agreements supported the Board’s approval of the Advisory Agreements.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates (including fees under the Advisory Agreements) in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Agreements.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	145

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreements.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Agreements does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreements.

146	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 1-5 Year USD Bond	$0.855445	$—	$0.004303	$0.859748	99%	—%	1%	100%
Core International Aggregate Bond	—	—	0.176956	0.176956	—	—	100	100
Core Total USD Bond Market	1.034030	—	—	1.034030	100	—	—	100

SUPPLEMENTAL INFORMATION	147

Notes:

148	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	149

Notes:

150	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders only. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling tollfree 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holding with SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1006-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Fund Performance Overview

iSHARES® YIELD OPTIMIZED BOND ETF

Performance as of April 30, 2016

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar U.S. Bond Market Yield-Optimized Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.28%, net of fees, while the total return for the Index was 2.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.39%	1.63%	1.29%	1.39%	1.63%	1.29%
Since Inception	2.72%	2.84%	2.63%	5.59%	5.84%	5.39%

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,022.80	$0.05	$1,000.00	$1,024.80	$0.05	0.01%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY ASSET CLASS As of 4/30/16

Asset Class	Percentage of Total Investments*

Investment Grade Bonds	49.98%
Mortgage-Backed Securities	29.19
Non-Investment Grade Bonds	20.83

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/16

Security	Percentage of Total Investments*

iShares Intermediate Credit Bond ETF	29.79%
iShares MBS ETF	29.19
iShares iBoxx $ High Yield Corporate Bond ETF	20.82
iShares 1-3 Year Credit Bond ETF	10.63
iShares 10+ Year Credit Bond ETF	9.57

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

INVESTMENT GRADE BONDS — 49.98%
iShares 1-3 Year Credit Bond ETF[a]	11,249	$1,188,119
iShares 10+ Year Credit Bond ETF[a]	17,708	1,069,209
iShares Intermediate Credit Bond ETF[a]	30,217	3,328,403

		5,585,731
MORTGAGE-BACKED SECURITIES — 29.19%
iShares MBS ETF[a]	29,819	3,262,198

		3,262,198
NON-INVESTMENT GRADE BONDS — 20.83%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	27,753	2,327,089

		2,327,089

TOTAL INVESTMENT COMPANIES (Cost: $11,278,333)		11,175,018

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	192	192

		192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $192)		192

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $11,278,525)		11,175,210
Other Assets, Less Liabilities — (0.00)%		(28)

NET ASSETS — 100.00%		$11,175,182

[a]	Affiliated issuer. See Note 2.
[b]	This rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2016

ASSETS
Investments in affiliates, at cost:	$11,278,525

Investments in affiliated securities, at fair value (Note 1):	$11,175,210

Total Assets	11,175,210

LIABILITIES
Payables:
Investment advisory fees (Note 2)	28

Total Liabilities	28

NET ASSETS	$11,175,182

Net assets consist of:
Paid-in capital	$11,356,205
Distributions in excess of net investment income	(56)
Accumulated net realized loss	(77,652)
Net unrealized depreciation	(103,315)

NET ASSETS	$11,175,182

Shares outstanding[a]	450,000

Net asset value per share	$24.83

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$206,471
Securities lending income — affiliated — net (Note 2)	974

Total investment income	207,445

EXPENSES
Investment advisory fees (Note 2)	15,338

Total expenses	15,338
Less investment advisory fees waived (Note 2)	(14,864)

Net expenses	474

Net investment income	206,971

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(19,295)
In-kind redemptions — affiliated (Note 2)	(86,259)

Net realized loss	(105,554)

Net change in unrealized appreciation/depreciation	120,804

Net realized and unrealized gain	15,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,221

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statements of Changes in Net Assets

iSHARES® YIELD OPTIMIZED BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$206,971	$311,508
Net realized gain (loss)	(105,554)	27,986
Net change in unrealized appreciation/depreciation	120,804	(293,248)

Net increase in net assets resulting from operations	222,221	46,246

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(208,911)	(310,554)
From net realized gain	—	(15,463)

Total distributions to shareholders	(208,911)	(326,017)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,622,857	3,775,283
Cost of shares redeemed	(4,820,189)	—

Net increase (decrease) in net assets from capital share transactions	(1,197,332)	3,775,283

INCREASE (DECREASE) IN NET ASSETS	(1,184,022)	3,495,512

NET ASSETS
Beginning of period	12,359,204	8,863,692

End of period	$11,175,182	$12,359,204

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(56)	$1,884

SHARES ISSUED AND REDEEMED
Shares sold	150,000	150,000
Shares redeemed	(200,000)	—

Net increase (decrease) in shares outstanding	(50,000)	150,000

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® YIELD OPTIMIZED BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Period from Apr. 22, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$24.72	$25.32	$25.00

Income from investment operations:
Net investment income[b]	0.46	0.72	0.32
Net realized and unrealized gain (loss)[c]	0.09	(0.55)	0.31

Total from investment operations	0.55	0.17	0.63

Less distributions from:
Net investment income	(0.44)	(0.72)	(0.31)
Net realized gain	—	(0.05)	—

Total distributions	(0.44)	(0.77)	(0.31)

Net asset value, end of period	$24.83	$24.72	$25.32

Total return	2.28%[d]	0.67%	2.55%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,175	$12,359	$8,864
Ratio of expenses to average net assets[e,f]	0.01%	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.28%	0.28%	0.28%
Ratio of net investment income to average net assets[f]	3.78%	2.87%	2.41%
Portfolio turnover rate[g]	7%	29%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of April 30, 2016, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Fund with regard to the reinvestment of cash collateral received for securities on loan. The Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2019 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $229.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares 0-5 Year High Yield Bond ETF	5,450	5,254	(10,704)	—	$—	$1,133	$(6,244)
iShares 1-3 Year Credit Bond ETF	12,002	4,227	(4,980)	11,249	1,188,119	8,141	(3,058)
iShares 10+ Year Credit Bond ETF	20,989	6,266	(9,547)	17,708	1,069,209	23,958	(29,667)
iShares iBoxx $ High Yield Corporate Bond ETF	26,081	13,601	(11,929)	27,753	2,327,089	65,928	(61,736)
iShares Intermediate Credit Bond ETF	34,072	10,340	(14,195)	30,217	3,328,403	43,350	(23,172)
iShares MBS ETF	33,738	10,253	(14,172)	29,819	3,262,198	63,957	18,323

					$11,175,018	$206,467	$(105,554)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $734,358 and $725,030, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $3,621,298 and $4,826,426, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its indirect investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets indirectly in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2016, the cost of investments for federal income tax purposes was $11,279,360. Net unrealized depreciation was $104,150, of which $42,956 represented gross unrealized appreciation on securities and $147,106 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.416627	$—	$0.023767	$0.440394	95%	—%	5%	100%

SUPPLEMENTAL INFORMATION	19

Notes:

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1009-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF | IBCC | NYSE Arca
➢	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF | IBCD | NYSE Arca
➢	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca
➢	iShares iBonds Mar 2018 Term Corporate ETF | IBDB | NYSE Arca
➢	iShares iBonds Mar 2020 Term Corporate ETF | IBDC | NYSE Arca
➢	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2016

The iShares iBonds Mar 2018 Term Corporate ex-Financials ETF (the “Fund”) (formerly the iShares iBonds Mar 2018 Corporate ex-Financials ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2017 and before April 1, 2018, as represented by the Barclays 2018 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.75%, net of fees, while the total return for the Index was 0.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.92%	0.78%	0.99%	0.92%	0.78%	0.99%
Since Inception	1.08%	1.21%	1.23%	3.31%	3.71%	3.77%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.50	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments[1]

Consumer Non-Cyclical	24.16%
Industrial	16.30
Energy	13.05
Consumer Cyclical	11.96
Communications	11.37
Technology	9.83
Utilities	7.49
Financial	3.04
Basic Materials	2.80

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	3.58%
Aa	18.43
A	53.28
Baa	24.44
Not Rated	0.27

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2016

The iShares iBonds Mar 2020 Term Corporate ex-Financials ETF (the “Fund”) (formerly the iShares iBonds Mar 2020 Corporate ex-Financials ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2019 and before April 1, 2020, as represented by the Barclays 2020 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.03%, net of fees, while the total return for the Index was 2.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.10%	2.28%	2.39%	2.10%	2.28%	2.39%
Since Inception	1.94%	2.10%	2.09%	6.02%	6.51%	6.48%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.30	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments[1]

Consumer Non-Cyclical	21.93%
Communications	16.23
Energy	13.23
Industrial	11.89
Technology	11.44
Consumer Cyclical	8.60
Basic Materials	7.34
Utilities	6.70
Financial	2.64

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	5.14%
Aa	13.97
A	58.70
Baa	21.83
Not Rated	0.36

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2016

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) (formerly the iShares iBonds Mar 2023 Corporate ex-Financials ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.31%, net of fees, while the total return for the Index was 4.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.87%	3.49%	3.90%	3.87%	3.49%	3.90%
Since Inception	2.51%	2.64%	2.60%	7.81%	8.23%	8.12%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.10	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments[1]

Consumer Non-Cyclical	21.94%
Industrial	18.86
Energy	15.91
Technology	12.48
Communications	10.94
Utilities	7.50
Consumer Cyclical	5.23
Basic Materials	4.72
Financial	2.42

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	1.97%
Aa	14.84
A	60.40
Baa	21.48
Not Rated	1.31

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Mar 2018 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Mar 2018 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2017 and before April 1, 2018, as represented by the Barclays 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.89%, net of fees, while the total return for the Index was 1.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.15%	1.00%	1.33%	1.15%	1.00%	1.33%
Since Inception	2.56%	2.63%	2.71%	7.37%	7.57%	7.79%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.90	$0.45	$1,000.00	$1,024.40	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector/Investment Type	Percentage of Total Investments[1]

Financial	46.47%
Consumer Non-Cyclical	13.55
Energy	6.56
Consumer Cyclical	6.29
Industrial	6.20
Communications	6.04
Investment Companies	5.15
Technology	4.53
Utilities	4.06
Basic Materials	1.15

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY 2

As of 4/30/16

Moody’s Credit Rating [3]	Percentage of Total Investments[1]

Aaa	1.03%
Aa	14.90
A	48.02
Baa	34.24
Ba	1.56
Not Rated	0.25

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Mar 2020 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Mar 2020 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2019 and before April 1, 2020, as represented by the Barclays 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.00%, net of fees, while the total return for the Index was 2.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.17%	1.96%	2.39%	2.17%	1.96%	2.39%
Since Inception	4.30%	4.37%	4.38%	12.56%	12.78%	12.80%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.00	$0.45	$1,000.00	$1,024.40	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector/Investment Type	Percentage of Total Investments[1]

Financial	43.02%
Consumer Non-Cyclical	14.14
Communications	9.42
Energy	7.32
Industrial	5.25
Technology	5.09
Basic Materials	4.76
Investment Companies	3.67
Consumer Cyclical	3.47
Utilities	3.05
U.S. Government Obligations	0.81

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY2

As of 4/30/16

Moody’s Credit Rating[3]	Percentage of Total Investments[1]

Aaa	2.39%
Aa	9.54
A	48.51
Baa	37.35
Ba	0.83
Not Rated	1.38

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Mar 2023 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.36%, net of fees, while the total return for the Index was 4.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.50%	3.38%	3.42%	3.50%	3.38%	3.42%
Since Inception	5.51%	5.75%	5.65%	16.28%	17.01%	16.69%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.60	$0.46	$1,000.00	$1,024.40	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector/Investment Type	Percentage of Total Investments[1]

Financial	25.33%
Consumer Non-Cyclical	18.24
Communications	11.49
Energy	10.60
Industrial	9.30
Consumer Cyclical	6.67
Technology	6.25
Investment Companies	4.71
Utilities	4.28
Basic Materials	2.91
Diversified	0.22

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY2

As of 4/30/16

Moody’s Credit Rating[3]	Percentage of Total Investments[1]

Aaa	0.60%
Aa	7.31
A	42.01
Baa	46.79
Ba	3.22
Not Rated	0.07

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Includes exposure to the investments of the underlying iShares ETF.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.98%

AEROSPACE & DEFENSE — 2.77%
General Dynamics Corp.
1.00%, 11/15/17	$1,449	$1,448,974
United Technologies Corp.
1.80%, 06/01/17	3,601	3,621,411

		5,070,385
AGRICULTURE — 1.86%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,077	1,159,989
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	208	210,937
Philip Morris International Inc.
1.13%, 08/21/17	1,025	1,026,374
1.25%, 08/11/17	1,000	1,003,529

		3,400,829
AUTO MANUFACTURERS — 4.08%
American Honda Finance Corp.
0.95%, 05/05/17	1,000	998,284
1.20%, 07/14/17	500	500,170
1.50%, 03/13/18	500	503,025
1.55%, 12/11/17	1,300	1,308,872
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,839,041
1.38%, 01/10/18[a]	251	251,854
1.45%, 01/12/18	500	502,334
1.75%, 05/22/17	1,550	1,561,859

		7,465,439
BEVERAGES — 6.82%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	1,593	1,597,272
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,374	2,384,030
Beam Suntory Inc.
1.88%, 05/15/17	409	409,854
Brown-Forman Corp.
1.00%, 01/15/18	574	570,419
Coca-Cola Co. (The)
1.65%, 03/14/18	1,593	1,612,980
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,867,024
5.75%, 10/23/17	165	175,910

Security	Principal (000s)	Value
PepsiCo Inc.
1.13%, 07/17/17	$1,000	$1,002,447
1.25%, 08/13/17	1,837	1,847,031

		12,466,967
BIOTECHNOLOGY — 0.50%
Amgen Inc.
2.13%, 05/15/17	904	912,876

		912,876
CHEMICALS — 2.13%
Eastman Chemical Co.
2.40%, 06/01/17	373	375,904
Ecolab Inc.
1.45%, 12/08/17	409	408,862
Monsanto Co.
1.15%, 06/30/17	450	447,821
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	586	600,392
Praxair Inc.
1.05%, 11/07/17[a]	940	937,590
Rohm & Haas Co.
6.00%, 09/15/17	109	115,219
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,003	1,001,855

		3,887,643
COMMERCIAL SERVICES — 0.33%
Catholic Health Initiatives
1.60%, 11/01/17	185	185,462
Western Union Co. (The)
2.88%, 12/10/17	409	413,197

		598,659
COMPUTERS — 4.36%
Apple Inc.
0.90%, 05/12/17	500	500,148
1.05%, 05/05/17	1,750	1,754,024
1.30%, 02/23/18	1,000	1,006,246
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	500	504,762
International Business Machines Corp.
1.25%, 02/08/18[a]	1,550	1,555,655
5.70%, 09/14/17	2,289	2,435,868
NetApp Inc.
2.00%, 12/15/17	208	207,763

		7,964,466

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.89%
Ford Motor Credit Co. LLC
1.68%, 09/08/17	$500	$500,082
3.00%, 06/12/17	800	810,787
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	1,000	1,000,281
5.45%, 04/10/17	409	425,930
5.45%, 02/01/18	495	529,337
Visa Inc.
1.20%, 12/14/17	2,000	2,008,940

		5,275,357
ELECTRIC — 6.84%
Alabama Power Co.
5.50%, 10/15/17	129	136,111
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	495	492,706
Commonwealth Edison Co.
5.80%, 03/15/18	208	224,362
Dominion Resources Inc./VA Series A
1.40%, 09/15/17	409	407,775
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	137,517
Duke Energy Corp.
1.63%, 08/15/17	1,604	1,604,678
Exelon Generation Co. LLC
6.20%, 10/01/17	1,000	1,059,498
Georgia Power Co. Series B
5.70%, 06/01/17	458	478,734
MidAmerican Energy Co.
5.30%, 03/15/18	904	965,934
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	1,000,690
NiSource Finance Corp.
6.40%, 03/15/18	409	443,702
Northern States Power Co./MN
5.25%, 03/01/18	983	1,053,637
Pacific Gas & Electric Co.
5.63%, 11/30/17	86	91,490
PECO Energy Co.
5.35%, 03/01/18	1,227	1,311,596
Pennsylvania Electric Co.
6.05%, 09/01/17	86	90,591

Security	Principal (000s)	Value
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	$500	$500,019
Southern Co. (The)
1.30%, 08/15/17	500	498,591
Union Electric Co.
6.40%, 06/15/17	129	136,347
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,871,436

		12,505,414
ELECTRONICS — 1.87%
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,451,759
Koninklijke Philips NV
5.75%, 03/11/18	1,758	1,885,461
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,401

		3,423,621
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
1.63%, 05/08/17	287	287,880

		287,880
ENVIRONMENTAL CONTROL — 0.24%
Waste Management Inc.
6.10%, 03/15/18	409	444,224

		444,224
FOOD — 1.93%
ConAgra Foods Inc.
1.90%, 01/25/18	452	454,142
Kellogg Co.
1.75%, 05/17/17	409	410,600
Kraft Heinz Foods Co.
2.25%, 06/05/17	373	376,140
Kroger Co. (The)
6.40%, 08/15/17	86	91,619
Mondelez International Inc.
6.13%, 02/01/18	409	441,755
6.50%, 08/11/17	452	481,252
Sysco Corp.
5.25%, 02/12/18	665	705,959
Unilever Capital Corp.
0.85%, 08/02/17	574	573,491

		3,534,958

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
GAS — 0.28%
Sempra Energy
2.30%, 04/01/17	$500	$503,073

		503,073
HEALTH CARE – PRODUCTS — 2.21%
Becton Dickinson and Co.
1.80%, 12/15/17	500	502,223
Covidien International Finance SA
6.00%, 10/15/17	330	353,178
CR Bard Inc.
1.38%, 01/15/18	674	673,474
Medtronic Inc.
1.50%, 03/15/18	2,500	2,517,490

		4,046,365
HOUSEHOLD PRODUCTS & WARES — 0.43%
Kimberly-Clark Corp.
6.13%, 08/01/17	739	785,714

		785,714
HOUSEWARES — 0.12%
Newell Brands Inc.
2.05%, 12/01/17	208	208,092

		208,092
INTERNET — 2.28%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	1,000	999,210
Amazon.com Inc.
1.20%, 11/29/17	495	496,536
Baidu Inc.
2.25%, 11/28/17	900	905,337
eBay Inc.
1.35%, 07/15/17	1,349	1,347,046
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	409	413,102

		4,161,231
IRON & STEEL — 0.26%
Nucor Corp.
5.75%, 12/01/17	452	479,950

		479,950
LEISURE TIME — 0.16%
Carnival Corp.
1.88%, 12/15/17	287	288,850

		288,850

Security	Principal (000s)	Value
MACHINERY — 4.37%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	$750	$751,238
1.30%, 03/01/18	1,471	1,475,755
1.63%, 06/01/17	1,104	1,110,565
Series G
1.25%, 11/06/17	287	287,984
John Deere Capital Corp.
1.20%, 10/10/17	458	459,300
1.30%, 03/12/18	1,471	1,477,192
1.35%, 01/16/18	500	502,945
1.55%, 12/15/17	1,000	1,009,291
2.80%, 09/18/17	617	630,719
Roper Technologies Inc.
1.85%, 11/15/17	287	288,954

		7,993,943
MANUFACTURING — 3.48%
3M Co.
1.00%, 06/26/17	1,161	1,162,045
Danaher Corp.
5.63%, 01/15/18	86	92,752
Eaton Corp.
1.50%, 11/02/17	574	575,096
General Electric Co.
5.25%, 12/06/17	3,936	4,204,195
Pentair Finance SA
1.88%, 09/15/17	336	334,659

		6,368,747
MEDIA — 3.51%
CBS Corp.
1.95%, 07/01/17	287	287,918
Comcast Corp.
5.88%, 02/15/18	409	443,866
6.30%, 11/15/17	2,589	2,796,719
Time Warner Cable Inc.
5.85%, 05/01/17	287	298,991
Viacom Inc.
3.50%, 04/01/17	287	291,226
Walt Disney Co. (The)
1.10%, 12/01/17	2,289	2,295,417

		6,414,137

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.67%
Precision Castparts Corp.
1.25%, 01/15/18	$1,227	$1,229,245

		1,229,245
MINING — 0.27%
Goldcorp Inc.
2.13%, 03/15/18	500	495,490

		495,490
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	16,670

		16,670
OIL & GAS — 10.77%
BP Capital Markets PLC
1.38%, 11/06/17[a]	2,203	2,206,419
1.67%, 02/13/18	500	502,655
1.85%, 05/05/17	787	789,555
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	591,689
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,454	2,455,205
1.34%, 11/09/17	250	251,027
1.35%, 11/15/17	500	502,084
1.37%, 03/02/18[a]	1,000	1,003,507
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,257,422
EOG Resources Inc.
5.88%, 09/15/17	330	348,272
Exxon Mobil Corp.
1.31%, 03/06/18	2,000	2,010,356
1.44%, 03/01/18	1,000	1,008,478
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	531	531,256
Phillips 66
2.95%, 05/01/17	452	460,425
Shell International Finance BV
1.13%, 08/21/17	1,306	1,302,690
1.25%, 11/10/17	1,000	1,001,188
Total Capital Canada Ltd.
1.45%, 01/15/18	1,636	1,639,535
Total Capital International SA
1.55%, 06/28/17	1,471	1,474,849

Security	Principal (000s)	Value
Valero Energy Corp.
6.13%, 06/15/17	$86	$90,140
XTO Energy Inc.
6.25%, 08/01/17	250	266,028

		19,692,780
OIL & GAS SERVICES — 0.24%
National Oilwell Varco Inc.
1.35%, 12/01/17	452	442,960

		442,960
PHARMACEUTICALS — 8.87%
AbbVie Inc.
1.75%, 11/06/17	1,068	1,071,644
Actavis Funding SCS
2.35%, 03/12/18	500	505,279
Actavis Inc.
1.88%, 10/01/17	373	374,058
Allergan Inc./U.S.
1.35%, 03/15/18	287	284,782
AstraZeneca PLC
5.90%, 09/15/17	2,309	2,455,531
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,025	1,024,411
Cardinal Health Inc.
1.70%, 03/15/18	409	410,720
Eli Lilly & Co.
1.25%, 03/01/18	500	501,618
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,425,127
Johnson & Johnson
5.55%, 08/15/17[a]	1,684	1,783,621
McKesson Corp.
1.40%, 03/15/18	409	408,839
Medco Health Solutions Inc.
7.13%, 03/15/18	531	582,593
Merck & Co. Inc.
1.10%, 01/31/18	1,715	1,718,814
Pfizer Inc.
1.10%, 05/15/17	1,000	1,000,296
4.65%, 03/01/18	251	267,498
Wyeth LLC
5.45%, 04/01/17	983	1,023,536
Zoetis Inc.
1.88%, 02/01/18	373	373,021

		16,211,388

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
PIPELINES — 1.38%
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	$409	$432,555
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	904	952,150
Questar Pipeline Co.
5.83%, 02/01/18	129	137,754
TransCanada PipeLines Ltd.
1.63%, 11/09/17	500	499,280
1.88%, 01/12/18	500	499,611

		2,521,350
RETAIL — 7.00%
Costco Wholesale Corp.
1.13%, 12/15/17	1,428	1,432,444
CVS Health Corp.
5.75%, 06/01/17	452	473,456
Dollar General Corp.
4.13%, 07/15/17	409	420,920
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,184	1,191,225
McDonald’s Corp.
5.35%, 03/01/18	1,184	1,273,463
5.80%, 10/15/17	983	1,047,733
Nordstrom Inc.
6.25%, 01/15/18	287	308,241
Target Corp.
5.38%, 05/01/17	100	104,423
6.00%, 01/15/18	2,490	2,696,824
Wal-Mart Stores Inc.
5.38%, 04/05/17	787	819,677
5.80%, 02/15/18	2,325	2,525,762
Walgreens Boots Alliance Inc.
1.75%, 11/17/17[a]	500	502,273

		12,796,441
SEMICONDUCTORS — 2.43%
Altera Corp.
1.75%, 05/15/17	574	578,609
Intel Corp.
1.35%, 12/15/17	3,839	3,863,581

		4,442,190
SOFTWARE — 2.54%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	287,783

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
1.45%, 06/05/17	$100	$99,545
Microsoft Corp.
0.88%, 11/15/17	1,148	1,148,943
Oracle Corp.
1.20%, 10/15/17	3,100	3,112,468

		4,648,739
TELECOMMUNICATIONS — 5.01%
America Movil SAB de CV
5.63%, 11/15/17	775	823,067
AT&T Inc.
1.40%, 12/01/17	1,392	1,391,536
1.70%, 06/01/17	1,062	1,065,739
1.75%, 01/15/18[a]	373	374,429
5.50%, 02/01/18	550	588,527
Cisco Systems Inc.
1.40%, 02/28/18	1,000	1,007,736
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	494,931
Telefonica Emisiones SAU
6.22%, 07/03/17	208	219,059
Verizon Communications Inc.
1.10%, 11/01/17	361	360,352
5.50%, 02/15/18	574	614,668
Vodafone Group PLC
1.25%, 09/26/17	636	634,052
1.50%, 02/19/18	1,593	1,591,549

		9,165,645
TRANSPORTATION — 1.91%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	251	262,016
5.75%, 03/15/18	904	980,770
CSX Corp.
6.25%, 03/15/18	452	490,594
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	208	210,600
United Parcel Service Inc.
1.13%, 10/01/17[a]	1,404	1,409,005
5.50%, 01/15/18	129	138,811

		3,491,796

TOTAL CORPORATE BONDS & NOTES
(Cost: $173,136,602)		173,643,514

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.75%

MONEY MARKET FUNDS — 6.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,332	$4,332,145
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	325	324,955
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	7,694	7,693,624

		12,350,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,350,724)		12,350,724

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $185,487,326)		185,994,238
Other Assets, Less Liabilities — (1.73)%		(3,171,492)

NET ASSETS — 100.00%		$182,822,746

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.98%

AEROSPACE & DEFENSE — 2.37%
Boeing Capital Corp.
4.70%, 10/27/19	$186	$206,345
Boeing Co. (The)
4.88%, 02/15/20	484	542,997
L-3 Communications Corp.
5.20%, 10/15/19	95	102,712
Lockheed Martin Corp.
4.25%, 11/15/19	186	203,214
Northrop Grumman Corp.
5.05%, 08/01/19	83	91,886
Raytheon Co.
4.40%, 02/15/20	240	265,450

		1,412,604
AGRICULTURE — 2.16%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	207	214,214
9.25%, 08/06/19	119	147,737
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	162	188,242
Philip Morris International Inc.
4.50%, 03/26/20	559	620,550
Reynolds American Inc.
8.13%, 06/23/19	95	112,894

		1,283,637
AIRLINES — 0.20%
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	108	121,858

		121,858
AUTO MANUFACTURERS — 3.93%
American Honda Finance Corp.
2.15%, 03/13/20[a]	100	101,942
2.25%, 08/15/19	539	552,409
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	200	200,217
PACCAR Financial Corp.
2.20%, 09/15/19	25	25,307
Toyota Motor Credit Corp.
2.13%, 07/18/19	829	845,923
2.15%, 03/12/20	600	610,515

		2,336,313

Security	Principal (000s)	Value
BEVERAGES — 3.55%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	$1,046	$1,174,260
6.88%, 11/15/19	108	127,230
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	200	217,613
PepsiCo Inc.
4.50%, 01/15/20	535	592,642

		2,111,745
BIOTECHNOLOGY — 1.06%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	101,965
Gilead Sciences Inc.
2.05%, 04/01/19	100	101,931
2.35%, 02/01/20	414	424,044

		627,940
CHEMICALS — 4.64%
Air Products & Chemicals Inc.
4.38%, 08/21/19	186	200,851
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	95	95,657
Dow Chemical Co. (The)
8.55%, 05/15/19	291	346,238
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	101,803
Ecolab Inc.
2.25%, 01/12/20	50	50,569
EI du Pont de Nemours & Co.
4.63%, 01/15/20	510	559,882
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	300	323,002
Monsanto Co.
2.13%, 07/15/19	75	75,938
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	402	436,918
6.50%, 05/15/19	195	219,993
Praxair Inc.
4.50%, 08/15/19[a]	323	352,647

		2,763,498
COMMERCIAL SERVICES — 1.20%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	215	236,608

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
MasterCard Inc.
2.00%, 04/01/19[a]	$414	$422,600
Western Union Co. (The)
3.35%, 05/22/19	54	54,908

		714,116
COMPUTERS — 4.48%
Apple Inc.
1.55%, 02/07/20	350	350,643
2.10%, 05/06/19	1,036	1,060,973
International Business Machines Corp.
1.80%, 05/17/19	200	202,298
1.88%, 05/15/19	500	507,309
8.38%, 11/01/19	269	330,876
Lexmark International Inc.
5.13%, 03/15/20	208	213,831

		2,665,930
DIVERSIFIED FINANCIAL SERVICES — 3.50%
BP Capital Markets PLC
2.52%, 01/15/20	622	636,211
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	119,472
General Electric Co.
2.10%, 12/11/19	500	506,585
5.50%, 01/08/20	500	569,915
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	248,840

		2,081,023
ELECTRIC — 6.35%
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	25	25,279
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	373	423,920
Consumers Energy Co.
6.70%, 09/15/19	373	430,912
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	25	25,317
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	25,216
Duke Energy Corp.
5.05%, 09/15/19	50	54,483

Security	Principal (000s)	Value
Duke Energy Ohio Inc.
5.45%, 04/01/19	$177	$195,689
Eversource Energy
4.50%, 11/15/19	120	130,319
Exelon Generation Co. LLC
5.20%, 10/01/19	137	149,170
Georgia Power Co.
4.25%, 12/01/19	269	292,529
Kansas City Power & Light Co.
7.15%, 04/01/19	186	213,449
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	249	249,218
Portland General Electric Co.
6.10%, 04/15/19	100	110,730
Progress Energy Inc.
4.88%, 12/01/19	100	108,907
Public Service Co. of Colorado
5.13%, 06/01/19	269	294,670
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	83	84,498
Series I
1.80%, 06/01/19 (Call 05/01/19)	207	207,168
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	20	20,049
TECO Finance Inc.
5.15%, 03/15/20	200	217,669
Virginia Electric & Power Co.
5.00%, 06/30/19	377	412,444
Wisconsin Power & Light Co.
5.00%, 07/15/19	100	109,849

		3,781,485
ELECTRICAL COMPONENTS & EQUIPMENT — 0.74%
Emerson Electric Co.
4.88%, 10/15/19	402	443,202

		443,202
ENVIRONMENTAL CONTROL — 0.35%
Republic Services Inc.
5.50%, 09/15/19	186	207,819

		207,819
FOOD — 1.09%
Kellogg Co.
4.15%, 11/15/19	54	58,289

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
5.38%, 02/10/20	$162	$180,969
Kroger Co. (The)
6.15%, 01/15/20	108	124,431
Mondelez International Inc.
5.38%, 02/10/20	215	242,677
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	41	42,078

		648,444
GAS — 0.21%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	30	30,385
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	95	93,959

		124,344
HAND & MACHINE TOOLS — 0.38%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	245	228,798

		228,798
HEALTH CARE – PRODUCTS — 3.82%
Becton Dickinson and Co.
2.68%, 12/15/19	50	51,222
5.00%, 05/15/19	240	262,074
6.38%, 08/01/19	54	61,447
Boston Scientific Corp.
6.00%, 01/15/20	95	107,850
Life Technologies Corp.
6.00%, 03/01/20	186	211,257
Medtronic Inc.
2.50%, 03/15/20	745	769,236
4.45%, 03/15/20	417	459,307
Stryker Corp.
4.38%, 01/15/20	323	350,507

		2,272,900
HEALTH CARE – SERVICES — 0.36%
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	207	211,544

		211,544
HOUSEHOLD PRODUCTS & WARES — 0.43%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	253,626

		253,626

Security	Principal (000s)	Value
INTERNET — 3.63%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	$1,100	$1,106,759
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	83	86,250
Baidu Inc.
2.75%, 06/09/19	500	506,463
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	456	459,313

		2,158,785
MACHINERY — 4.51%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	250	254,186
2.10%, 06/09/19	290	296,484
2.25%, 12/01/19	484	497,606
John Deere Capital Corp.
1.70%, 01/15/20	787	788,137
2.05%, 03/10/20	250	253,445
2.25%, 04/17/19	394	403,887
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	186	187,480

		2,681,225
MANUFACTURING — 0.97%
3M Co.
1.63%, 06/15/19	207	209,738
Illinois Tool Works Inc.
6.25%, 04/01/19	323	366,202

		575,940
MEDIA — 5.14%
Comcast Corp.
5.15%, 03/01/20	1,212	1,373,778
5.70%, 07/01/19	207	234,183
Thomson Reuters Corp.
4.70%, 10/15/19	108	116,853
Time Warner Cable Inc.
5.00%, 02/01/20	286	311,652
Time Warner Inc.
2.10%, 06/01/19	307	309,545
4.88%, 03/15/20	178	196,278
Viacom Inc.
5.63%, 09/15/19	137	150,423

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.85%, 05/30/19	$357	$363,538

		3,056,250
MINING — 2.55%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	785	887,636
Newmont Mining Corp.
5.13%, 10/01/19	95	103,207
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	437	523,914

		1,514,757
OFFICE & BUSINESS EQUIPMENT — 0.19%
Xerox Corp.
5.63%, 12/15/19[a]	108	115,088

		115,088
OIL & GAS — 8.98%
BP Capital Markets PLC
2.24%, 05/10/19	414	420,870
2.32%, 02/13/20[a]	250	253,956
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	908	915,611
2.19%, 11/15/19 (Call 10/15/19)	207	211,307
ConocoPhillips
6.00%, 01/15/20	356	401,443
EOG Resources Inc.
5.63%, 06/01/19	285	313,742
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	650	656,677
Husky Energy Inc.
7.25%, 12/15/19	95	106,940
Pioneer Natural Resources Co.
7.50%, 01/15/20	150	171,910
Shell International Finance BV
4.30%, 09/22/19	749	814,921
4.38%, 03/25/20	423	463,347
Total Capital International SA
2.10%, 06/19/19[a]	497	504,988
Valero Energy Corp.
6.13%, 02/01/20	95	106,781

		5,342,493
OIL & GAS SERVICES — 1.26%
Halliburton Co.
6.15%, 09/15/19	659	747,228

		747,228

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.08%
Bemis Co. Inc.
6.80%, 08/01/19	$41	$46,165

		46,165
PHARMACEUTICALS — 7.83%
Abbott Laboratories
2.00%, 03/15/20	537	533,435
5.13%, 04/01/19	261	284,597
Actavis Funding SCS
2.45%, 06/15/19	21	21,239
3.00%, 03/12/20 (Call 02/12/20)[a]	237	241,855
AstraZeneca PLC
1.95%, 09/18/19	613	620,594
Express Scripts Holding Co.
2.25%, 06/15/19	41	41,343
Express Scripts Inc.
7.25%, 06/15/19	54	62,144
Johnson & Johnson
1.88%, 12/05/19	514	525,765
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	58,844
Merck & Co. Inc.
1.85%, 02/10/20[a]	400	406,898
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	762	847,294
Pfizer Inc.
2.10%, 05/15/19	829	849,394
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	166	166,740

		4,660,142
PIPELINES — 1.66%
Enbridge Energy Partners LP
5.20%, 03/15/20	95	98,429
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	101,549
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	149	163,894
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	47,830
5.75%, 01/15/20[a]	54	56,785
8.75%, 05/01/19	95	106,875

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
Spectra Energy Capital LLC
8.00%, 10/01/19	$208	$237,727
Williams Partners LP
5.25%, 03/15/20	178	177,110

		990,199
REAL ESTATE INVESTMENT TRUSTS — 0.16%
Weyerhaeuser Co.
7.38%, 10/01/19	83	95,223

		95,223
RETAIL — 4.19%
AutoNation Inc.
5.50%, 02/01/20	83	90,060
Costco Wholesale Corp.
1.70%, 12/15/19	848	860,501
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	83	84,852
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	414	422,955
McDonald’s Corp.
1.88%, 05/29/19	373	376,717
Target Corp.
2.30%, 06/26/19	429	442,582
TJX Companies Inc. (The)
6.95%, 04/15/19	186	215,948

		2,493,615
SEMICONDUCTORS — 0.94%
Texas Instruments Inc.
1.65%, 08/03/19	552	556,513

		556,513
SOFTWARE — 5.60%
Adobe Systems Inc.
4.75%, 02/01/20	54	59,689
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	1,266	1,291,078
4.20%, 06/01/19	260	284,101
Oracle Corp.
2.25%, 10/08/19	1,079	1,110,684
5.00%, 07/08/19	526	586,853

		3,332,405
TELECOMMUNICATIONS — 7.13%
America Movil SAB de CV
5.00%, 03/30/20	1,185	1,312,540

Security	Principal or Shares (000s)	Value
AT&T Inc.
5.88%, 10/01/19	$269	$304,473
Cisco Systems Inc.
4.45%, 01/15/20	1,532	1,693,728
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	187,062
Orange SA
5.38%, 07/08/19	108	119,893
Telefonica Emisiones SAU
5.88%, 07/15/19	95	106,151
Verizon Communications Inc.
2.63%, 02/21/20	250	257,369
Vodafone Group PLC
5.45%, 06/10/19	240	264,126

		4,245,342
TOYS, GAMES & HOBBIES — 0.10%
Mattel Inc.
2.35%, 05/06/19[a]	62	62,050

		62,050
TRANSPORTATION — 2.24%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	154	170,395
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	33,183
2.55%, 06/01/19 (Call 05/01/19)	95	95,899
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	500	503,912
United Parcel Service Inc.
5.13%, 04/01/19	478	530,127

		1,333,516

TOTAL CORPORATE BONDS & NOTES
(Cost: $57,552,792)		58,297,762

SHORT-TERM INVESTMENTS — 7.05%

MONEY MARKET FUNDS — 7.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	2,738	2,737,767
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	205	205,361

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	1,254	$1,254,447

		4,197,575

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,197,575)		4,197,575

TOTAL INVESTMENTS IN SECURITIES — 105.03%
(Cost: $61,750,367)		62,495,337
Other Assets, Less Liabilities — (5.03)%		(2,993,470)

NET ASSETS — 100.00%		$59,501,867

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.36%

ADVERTISING — 0.33%
Omnicom Group Inc.
3.63%, 05/01/22	$124	$130,811

		130,811
AEROSPACE & DEFENSE — 4.71%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	431	436,590
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	464	475,592
United Technologies Corp.
3.10%, 06/01/22	895	945,882

		1,858,064
AGRICULTURE — 1.90%
Altria Group Inc.
2.85%, 08/09/22	166	171,897
Philip Morris International Inc.
2.63%, 03/06/23[a]	564	576,685

		748,582
AIRLINES — 0.45%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	168	178,533

		178,533
AUTO MANUFACTURERS — 1.03%
Toyota Motor Credit Corp.
2.63%, 01/10/23	398	406,763

		406,763
AUTO PARTS & EQUIPMENT — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	19	20,092

		20,092
BEVERAGES — 5.79%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	332	333,556
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	597	600,432
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	66	65,396
Diageo Investment Corp.
2.88%, 05/11/22	498	517,466
8.00%, 09/15/22	100	130,176

Security	Principal (000s)	Value
PepsiCo Inc.
2.75%, 03/01/23	$614	$638,547

		2,285,573
BIOTECHNOLOGY — 1.02%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	70,607
Celgene Corp.
3.25%, 08/15/22	66	68,164
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	250	263,148

		401,919
CHEMICALS — 3.09%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	33	33,130
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	66,738
Cabot Corp.
3.70%, 07/15/22	66	67,173
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	66	67,603
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	68,433
EI du Pont de Nemours & Co.
2.80%, 02/15/23	564	568,574
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)[a]	82	79,994
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	66,263
2.70%, 02/21/23 (Call 11/21/22)	199	203,230

		1,221,138
COMMERCIAL SERVICES — 0.17%
Catholic Health Initiatives
2.95%, 11/01/22	66	66,665

		66,665
COMPUTERS — 3.66%
Apple Inc.
2.70%, 05/13/22	500	515,211
2.85%, 02/23/23 (Call 12/23/22)	250	257,706
Computer Sciences Corp.
4.45%, 09/15/22[a]	33	34,241
HP Inc.
4.05%, 09/15/22	33	34,451

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
International Business Machines Corp.
1.88%, 08/01/22	$400	$394,531
2.88%, 11/09/22	200	208,415

		1,444,555
COSMETICS & PERSONAL CARE — 1.52%
Colgate-Palmolive Co.
1.95%, 02/01/23	365	365,266
2.30%, 05/03/22	166	169,948
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	66	66,657

		601,871
DISTRIBUTION & WHOLESALE — 0.38%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	150	150,939

		150,939
DIVERSIFIED FINANCIAL SERVICES — 2.12%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	214,312
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	600	624,139

		838,451
ELECTRIC — 6.96%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	67,380
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)[a]	166	167,644
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	65,127
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	265	263,887
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	67,599
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	66	65,505
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	66	66,576
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	166	168,481
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	133	137,102
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	166	174,543

Security	Principal (000s)	Value
Georgia Power Co.
2.85%, 05/15/22	$199	$199,444
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	132,569
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	199	215,068
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	65,279
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	66	68,550
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	82	83,022
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	67,588
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[a]	332	331,641
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	74,313
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	264	266,103

		2,747,421
ELECTRICAL COMPONENTS & EQUIPMENT — 0.51%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	199	201,715

		201,715
ELECTRONICS — 0.17%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)[a]	66	66,700

		66,700
ENGINEERING & CONSTRUCTION — 1.47%
ABB Finance USA Inc.
2.88%, 05/08/22	564	579,588

		579,588
ENVIRONMENTAL CONTROL — 0.17%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	66	67,304

		67,304
FOOD — 1.54%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	91	92,020
Kraft Heinz Foods Co.
3.50%, 06/06/22	166	175,722

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
Sysco Corp.
2.60%, 06/12/22	$265	$266,050
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	66	73,056

		606,848
GAS — 0.42%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	166	165,955

		165,955
HAND & MACHINE TOOLS — 0.17%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	66,863

		66,863
HEALTH CARE – PRODUCTS — 0.62%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	244,985

		244,985
HEALTH CARE – SERVICES — 0.84%
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	261,850
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)[a]	66	68,801

		330,651
HOME BUILDERS — 0.34%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	133	135,689

		135,689
HOME FURNISHINGS — 0.09%
Whirlpool Corp.
3.70%, 03/01/23	33	34,379

		34,379
HOUSEHOLD PRODUCTS & WARES — 0.26%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	66,951
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	33	33,780

		100,731
INTERNET — 1.57%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	66	67,599
Baidu Inc.
3.50%, 11/28/22	400	408,242

Security	Principal (000s)	Value
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	$148	$144,836

		620,677
IRON & STEEL — 0.13%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	52,404

		52,404
LODGING — 0.13%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	50,314

		50,314
MACHINERY — 3.09%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	200,073
2.85%, 06/01/22[a]	100	104,090
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	237,248
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	663	678,247

		1,219,658
MANUFACTURING — 3.71%
3M Co.
2.00%, 06/26/22	232	236,328
Eaton Corp.
2.75%, 11/02/22	133	134,191
General Electric Co.
2.70%, 10/09/22	895	924,477
Parker-Hannifin Corp.
3.50%, 09/15/22	100	106,466
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	66	64,029

		1,465,491
MEDIA — 4.02%
21st Century Fox America Inc.
3.00%, 09/15/22	66	68,210
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	234,883
Comcast Corp.
2.85%, 01/15/23	498	518,124
3.13%, 07/15/22	133	140,656

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$66	$85,647
Time Warner Inc.
3.40%, 06/15/22	66	68,668
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)[a]	66	63,944
Walt Disney Co. (The)
2.35%, 12/01/22	398	406,811

		1,586,943
METAL FABRICATE & HARDWARE — 1.02%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	398	403,270

		403,270
MINING — 1.41%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	99,288
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	458	459,153

		558,441
OIL & GAS — 11.45%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	166	167,041
BP Capital Markets PLC
2.50%, 11/06/22	730	728,716
3.25%, 05/06/22	232	241,207
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	829	835,131
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	448	434,336
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	50	48,787
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	100	102,331
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	531	533,592
Phillips 66
4.30%, 04/01/22	133	144,718
Shell International Finance BV
2.25%, 01/06/23	464	452,189
2.38%, 08/21/22	398	399,052
Total Capital International SA
2.70%, 01/25/23	431	435,815

		4,522,915

Security	Principal (000s)	Value
OIL & GAS SERVICES — 1.93%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	$66	$59,730
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	250	254,250
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	505	450,056

		764,036
PHARMACEUTICALS — 7.94%
AbbVie Inc.
2.90%, 11/06/22	232	235,735
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	134,266
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	64,031
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	265,316
Cardinal Health Inc.
3.20%, 03/15/23	99	102,599
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	365	378,476
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	547	570,732
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	66,524
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	400	406,182
Novartis Capital Corp.
2.40%, 09/21/22	663	677,646
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	149	149,180
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	83	82,906

		3,133,593
PIPELINES — 2.26%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	66	60,161
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	65	65,701
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	66	62,284
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	66	62,060

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	$66	$58,414
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	61,957
TransCanada PipeLines Ltd.
2.50%, 08/01/22	482	464,887
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	66	57,090

		892,554
REAL ESTATE INVESTMENT TRUSTS — 0.26%
American Tower Corp.
3.50%, 01/31/23	100	102,610

		102,610
RETAIL — 2.88%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	35,041
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	101,872
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	500	516,456
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	365	385,742
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	33	31,343
Walgreen Co.
3.10%, 09/15/22	66	66,956

		1,137,410
SEMICONDUCTORS — 4.29%
Intel Corp.
2.70%, 12/15/22	663	684,167
3.10%, 07/29/22	200	211,410
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	67,404
QUALCOMM Inc.
3.00%, 05/20/22	700	730,379

		1,693,360
SOFTWARE — 4.32%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	66,077
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	69,060

Security	Principal (000s)	Value
Microsoft Corp.
2.13%, 11/15/22	$398	$402,759
2.65%, 11/03/22 (Call 09/03/22)	250	259,339
Oracle Corp.
2.50%, 10/15/22	896	910,497

		1,707,732
TELECOMMUNICATIONS — 4.84%
America Movil SAB de CV
3.13%, 07/16/22	600	615,528
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	314	312,033
Cisco Systems Inc.
2.60%, 02/28/23	250	258,935
3.00%, 06/15/22	150	158,784
Motorola Solutions Inc.
3.50%, 03/01/23	66	62,270
3.75%, 05/15/22	66	65,895
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	66	69,701
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	157	156,164
Vodafone Group PLC
2.95%, 02/19/23	214	213,494

		1,912,804
TEXTILES — 0.17%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	68,388

		68,388
TRANSPORTATION — 3.16%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	383	398,945
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	83	83,441
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	67,123
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	68,768
4.16%, 07/15/22 (Call 04/15/22)	166	185,280
United Parcel Service Inc.
2.45%, 10/01/22	431	444,477

		1,248,034

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,801,464)		38,843,419

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 6.75%

MONEY MARKET FUNDS — 6.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	2,011	$2,011,488
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	151	150,882
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	502	502,361

		2,664,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,664,731)		2,664,731

TOTAL INVESTMENTS IN SECURITIES — 105.11%
(Cost: $40,466,195)		41,508,150
Other Assets, Less Liabilities — (5.11)%		(2,017,035)

NET ASSETS — 100.00%		$39,491,115

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 90.90%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17[a]	$100	$99,998

		99,998
AEROSPACE & DEFENSE — 0.69%
General Dynamics Corp.
1.00%, 11/15/17	150	149,997
L-3 Communications Corp.
1.50%, 05/28/17	150	149,172
United Technologies Corp.
1.80%, 06/01/17	300	301,701
5.38%, 12/15/17	100	106,868

		707,738
AGRICULTURE — 0.60%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	80	86,164
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	76,059
Philip Morris International Inc.
1.13%, 08/21/17	400	400,536
Reynolds American Inc.
2.30%, 08/21/17[a]	50	50,566

		613,325
AUTO MANUFACTURERS — 2.90%
American Honda Finance Corp.
0.95%, 05/05/17	450	449,228
1.20%, 07/14/17	100	100,034
1.55%, 12/11/17	300	302,047
General Motors Financial Co. Inc.
4.75%, 08/15/17	400	415,108
PACCAR Financial Corp.
1.45%, 03/09/18	350	349,863
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	150,394
1.38%, 01/10/18	600	602,040
1.45%, 01/12/18	500	502,334
1.75%, 05/22/17	100	100,765

		2,971,813

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.10%
Johnson Controls Inc.
1.40%, 11/02/17	$100	$99,747

		99,747
BANKS — 32.65%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	250	249,665
1.50%, 01/16/18	250	250,246
Bank of America Corp.
1.70%, 08/25/17	600	599,831
2.00%, 01/11/18	950	953,920
5.70%, 05/02/17	250	259,465
5.75%, 12/01/17	600	637,102
6.00%, 09/01/17	450	474,954
Bank of America N.A.
1.65%, 03/26/18	250	250,507
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	250,085
1.40%, 09/11/17	250	250,601
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	375,840
Bank of Nova Scotia (The)
1.25%, 04/11/17	300	300,080
1.38%, 12/18/17 (Call 11/18/17)	350	349,739
Barclays PLC
2.00%, 03/16/18	500	497,065
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	75,154
1.60%, 08/15/17 (Call 07/14/17)	100	100,212
BNP Paribas SA
2.38%, 09/14/17[a]	300	303,252
BPCE SA
1.63%, 01/26/18	250	250,228
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	249,494
1.35%, 10/01/17 (Call 09/01/17)	250	250,260
Capital One Financial Corp.
6.75%, 09/15/17	150	159,653
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,102
1.65%, 02/05/18 (Call 01/05/18)	500	498,089

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Citigroup Inc.
1.55%, 08/14/17	$900	$899,182
1.85%, 11/24/17	250	250,879
6.00%, 08/15/17	100	105,362
6.13%, 11/21/17	850	906,253
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	250,933
1.90%, 09/18/17	500	503,601
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	248,544
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	251,290
Credit Suisse AG/New York NY
1.38%, 05/26/17	1,100	1,098,298
6.00%, 02/15/18	190	202,344
Deutsche Bank AG/London
1.35%, 05/30/17	450	447,262
1.88%, 02/13/18	600	597,943
6.00%, 09/01/17	375	393,756
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	199,386
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,063,220
5.95%, 01/18/18	225	240,797
6.25%, 09/01/17	650	688,798
HSBC USA Inc.
1.30%, 06/23/17	100	99,919
1.50%, 11/13/17	300	300,130
1.63%, 01/16/18	300	300,017
1.70%, 03/05/18	450	449,418
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	249,236
Intesa Sanpaolo SpA
3.88%, 01/16/18	450	461,633
Itau CorpBanca
3.13%, 01/15/18	200	202,020
JPMorgan Chase & Co. Series H
1.70%, 03/01/18 (Call 02/01/18)	550	551,976
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	796,345
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,122

Security	Principal (000s)	Value
Lloyds Bank PLC
1.75%, 03/16/18	$400	$399,842
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	249,782
Morgan Stanley
5.95%, 12/28/17	800	854,374
Series F
5.55%, 04/27/17	600	623,937
MUFG Union Bank N.A.
2.13%, 06/16/17	250	251,676
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	249,548
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b]	250	250,933
6.00%, 12/07/17[b]	250	267,628
Royal Bank of Canada
1.00%, 04/27/17	125	124,790
1.25%, 06/16/17	250	249,662
1.40%, 10/13/17	250	249,745
1.50%, 01/16/18	350	351,052
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	248,462
Societe Generale SA
2.75%, 10/12/17	250	254,199
State Street Corp.
4.96%, 03/15/18	150	157,196
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	249,068
1.75%, 01/16/18	250	250,119
1.80%, 07/18/17	250	250,683
SunTrust Banks Inc.
6.00%, 09/11/17	150	158,594
Svenska Handelsbanken AB
1.63%, 03/21/18	500	502,170
Toronto-Dominion Bank (The)
1.13%, 05/02/17	250	249,761
1.63%, 03/13/18	400	401,863
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	250	251,135
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	251,057
1.38%, 09/11/17 (Call 08/11/17)	250	250,391
1.45%, 01/29/18 (Call 12/29/17)	250	251,472

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
UBS AG/Stamford CT
1.38%, 06/01/17	$250	$249,742
1.38%, 08/14/17	500	499,387
1.80%, 03/26/18	500	503,072
5.88%, 12/20/17[a]	500	536,301
Wachovia Corp.
5.75%, 02/01/18	800	859,194
Wells Fargo & Co.
1.15%, 06/02/17	150	149,804
1.50%, 01/16/18	900	903,161
5.63%, 12/11/17	650	693,899
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	267,560
Westpac Banking Corp.
1.20%, 05/19/17	150	149,889
1.50%, 12/01/17	500	501,395
1.60%, 01/12/18	500	501,491

		33,507,242
BEVERAGES — 2.05%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	80,465
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	400	401,073
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	250	251,056
Coca-Cola Co. (The)
1.65%, 03/14/18	450	455,644
Diageo Capital PLC
1.50%, 05/11/17	250	250,965
5.75%, 10/23/17	250	266,531
PepsiCo Inc.
1.13%, 07/17/17	250	250,612
1.25%, 08/13/17	150	150,819

		2,107,165
BIOTECHNOLOGY — 1.04%
Amgen Inc.
1.25%, 05/22/17	250	250,206
2.13%, 05/15/17	550	555,401
Biogen Inc.
6.88%, 03/01/18	100	109,545
Celgene Corp.
1.90%, 08/15/17	150	150,817

		1,065,969

Security	Principal (000s)	Value
CHEMICALS — 1.01%
Air Products & Chemicals Inc.
1.20%, 10/15/17	$100	$100,113
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	99,962
Eastman Chemical Co.
2.40%, 06/01/17	250	251,946
Ecolab Inc.
1.45%, 12/08/17	75	74,975
1.55%, 01/12/18	150	150,197
Monsanto Co.
1.15%, 06/30/17	150	149,274
RPM International Inc.
6.50%, 02/15/18	100	107,094
Sherwin-Williams Co. (The)
1.35%, 12/15/17	100	99,886

		1,033,447
COMMERCIAL SERVICES — 0.20%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	100	99,751
Western Union Co. (The)
2.88%, 12/10/17	100	101,026

		200,777
COMPUTERS — 2.53%
Apple Inc.
0.90%, 05/12/17	100	100,029
1.05%, 05/05/17	350	350,805
1.30%, 02/23/18	250	251,562
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	500	504,761
International Business Machines Corp.
1.13%, 02/06/18	100	100,146
5.70%, 09/14/17	1,050	1,117,371
NetApp Inc.
2.00%, 12/15/17	175	174,801

		2,599,475
DIVERSIFIED FINANCIAL SERVICES — 7.93%
Air Lease Corp.
5.63%, 04/01/17	50	51,327
American Express Co.
6.15%, 08/28/17[a]	600	635,462
7.00%, 03/19/18	800	877,909

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
American Express Credit Corp.
1.13%, 06/05/17	$300	$299,362
1.55%, 09/22/17	150	150,471
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	550	587,773
7.25%, 02/01/18	1,050	1,150,574
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	375	375,516
6.38%, 09/01/17	100	106,586
Discover Financial Services
6.45%, 06/12/17	150	156,851
Ford Motor Credit Co. LLC
1.72%, 12/06/17[a]	200	199,851
2.15%, 01/09/18	300	301,605
2.38%, 01/16/18	700	705,894
3.00%, 06/12/17	200	202,697
General Electric Co.
2.30%, 04/27/17	450	456,094
5.63%, 09/15/17[a]	1,045	1,111,862
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	213,874
NYSE Holdings LLC
2.00%, 10/05/17	150	151,222
Visa Inc.
1.20%, 12/14/17	400	401,788

		8,136,718
ELECTRIC — 3.74%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	99,537
Appalachian Power Co. Series K
5.00%, 06/01/17	200	207,445
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	250,074
CMS Energy Corp.
5.05%, 02/15/18	75	79,241
Dominion Resources Inc./VA Series A
1.40%, 09/15/17	75	74,775
Duke Energy Corp.
1.63%, 08/15/17	200	200,085
Edison International
3.75%, 09/15/17	75	77,157

Security	Principal (000s)	Value
Exelon Corp.
1.55%, 06/09/17	$250	$249,532
Exelon Generation Co. LLC
6.20%, 10/01/17	75	79,462
Kansas City Power & Light Co.
6.38%, 03/01/18	450	486,941
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	325	325,224
NiSource Finance Corp.
6.40%, 03/15/18	180	195,272
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	156,238
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	79,788
PECO Energy Co.
5.35%, 03/01/18	250	267,236
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	450	450,017
Southern Co. (The)
1.30%, 08/15/17	100	99,718
TransAlta Corp.
1.90%, 06/03/17	250	246,250
Virginia Electric & Power Co.
5.95%, 09/15/17	200	212,545

		3,836,537
ELECTRONICS — 1.06%
Amphenol Corp.
1.55%, 09/15/17	100	99,971
Honeywell International Inc.
5.30%, 03/01/18	375	403,565
Koninklijke Philips NV
5.75%, 03/11/18	400	429,001
Tech Data Corp.
3.75%, 09/21/17	50	50,867
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	100,467

		1,083,871
ENVIRONMENTAL CONTROL — 0.11%
Waste Management Inc.
6.10%, 03/15/18	100	108,612

		108,612

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
FOOD — 1.79%
Campbell Soup Co.
3.05%, 07/15/17	$100	$102,060
ConAgra Foods Inc.
1.90%, 01/25/18	225	226,066
General Mills Inc.
1.40%, 10/20/17	300	301,434
JM Smucker Co. (The)
1.75%, 03/15/18	100	100,457
Kraft Heinz Foods Co.
1.60%, 06/30/17[c]	400	400,821
2.25%, 06/05/17	125	126,052
Kroger Co. (The)
6.40%, 08/15/17	100	106,534
Mondelez International Inc.
6.13%, 02/01/18	105	113,409
Sysco Corp.
5.25%, 02/12/18	250	265,398
Unilever Capital Corp.
0.85%, 08/02/17	100	99,911

		1,842,142
HEALTH CARE – PRODUCTS — 1.23%
Becton Dickinson and Co.
1.45%, 05/15/17	100	99,978
1.80%, 12/15/17	400	401,778
Covidien International Finance SA
6.00%, 10/15/17	175	187,291
CR Bard Inc.
1.38%, 01/15/18	75	74,942
Medtronic Inc.
1.50%, 03/15/18	400	402,798
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	100	99,845

		1,266,632
HEALTH CARE – SERVICES — 1.25%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	149,838
Anthem Inc.
1.88%, 01/15/18	105	105,534
5.88%, 06/15/17	200	209,534
Laboratory Corp. of America Holdings
2.20%, 08/23/17	100	100,423

Security	Principal (000s)	Value
UnitedHealth Group Inc.
1.40%, 12/15/17	$450	$452,010
6.00%, 02/15/18	250	271,071

		1,288,410
HOUSEHOLD PRODUCTS & WARES — 0.21%
Clorox Co. (The)
5.95%, 10/15/17	100	106,651
Kimberly-Clark Corp.
6.13%, 08/01/17	100	106,321

		212,972
HOUSEWARES — 0.10%
Newell Brands Inc.
2.05%, 12/01/17	100	100,044

		100,044
INSURANCE — 1.94%
American International Group Inc.
5.85%, 01/16/18	250	268,175
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	250	251,362
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	302,778
Kemper Corp.
6.00%, 05/15/17	100	103,806
MetLife Inc.
1.76%, 12/15/17	375	377,025
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,270
Prudential Financial Inc. Series D
6.00%, 12/01/17	405	432,605
Voya Financial Inc.
2.90%, 02/15/18	150	152,037

		1,988,058
INTERNET — 0.83%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	199,842
Amazon.com Inc.
1.20%, 11/29/17	150	150,466
Baidu Inc.
2.25%, 11/28/17	200	201,186
eBay Inc.
1.35%, 07/15/17	200	199,710

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	$100	$101,003

		852,207
LEISURE TIME — 0.10%
Carnival Corp.
1.88%, 12/15/17	100	100,644

		100,644
LODGING — 0.10%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	100,048

		100,048
MACHINERY — 1.67%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	250	250,413
1.50%, 02/23/18	250	251,692
Series G
1.25%, 11/06/17	250	250,857
John Deere Capital Corp.
1.20%, 10/10/17	250	250,710
1.35%, 01/16/18	100	100,589
1.55%, 12/15/17	300	302,788
2.80%, 09/18/17	150	153,335
Roper Technologies Inc.
1.85%, 11/15/17	150	151,021

		1,711,405
MANUFACTURING — 1.28%
3M Co.
1.00%, 06/26/17	100	100,090
Eaton Corp.
1.50%, 11/02/17	250	250,477
General Electric Co.
5.25%, 12/06/17	800	854,511
Tyco Electronics Group SA
6.55%, 10/01/17	100	106,947

		1,312,025
MEDIA — 1.57%
Comcast Corp.
5.88%, 02/15/18	155	168,213
6.30%, 11/15/17	250	270,058
Thomson Reuters Corp.
1.65%, 09/29/17	100	100,179
Time Warner Cable Inc.
5.85%, 05/01/17	425	442,757

Security	Principal (000s)	Value
Viacom Inc.
3.50%, 04/01/17	$125	$126,841
6.13%, 10/05/17	100	105,527
Walt Disney Co. (The)
1.10%, 12/01/17	400	401,121

		1,614,696
METAL FABRICATE & HARDWARE — 0.44%
Precision Castparts Corp.
1.25%, 01/15/18	450	450,823

		450,823
MINING — 0.10%
Goldcorp Inc.
2.13%, 03/15/18	100	99,098

		99,098
OFFICE & BUSINESS EQUIPMENT — 0.16%
Pitney Bowes Inc.
5.75%, 09/15/17	162	168,783

		168,783
OIL & GAS — 5.03%
Anadarko Petroleum Corp.
6.38%, 09/15/17	187	197,752
BP Capital Markets PLC
1.38%, 11/06/17	250	250,388
1.67%, 02/13/18	350	351,859
1.85%, 05/05/17	150	150,487
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	147,000
5.70%, 05/15/17	300	309,245
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	300,147
1.35%, 11/15/17	700	702,917
1.37%, 03/02/18	350	351,228
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	175	173,267
Exxon Mobil Corp.
1.31%, 03/06/18	600	603,107
Marathon Oil Corp.
6.00%, 10/01/17	200	207,000
Nabors Industries Inc.
6.15%, 02/15/18	200	204,000
Phillips 66
2.95%, 05/01/17	325	331,058

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Shell International Finance BV
1.13%, 08/21/17	$200	$199,493
1.25%, 11/10/17[a]	250	250,297
Total Capital Canada Ltd.
1.45%, 01/15/18	350	350,756
Valero Energy Corp.
6.13%, 06/15/17	75	78,611

		5,158,612
OIL & GAS SERVICES — 0.10%
FMC Technologies Inc.
2.00%, 10/01/17	100	98,250

		98,250
PHARMACEUTICALS — 4.60%
AbbVie Inc.
1.75%, 11/06/17	800	802,729
Actavis Funding SCS
2.35%, 03/12/18	1,000	1,010,557
Actavis Inc.
1.88%, 10/01/17	250	250,709
AmerisourceBergen Corp.
1.15%, 05/15/17	100	99,670
AstraZeneca PLC
5.90%, 09/15/17[a]	450	478,557
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	99,943
Cardinal Health Inc.
1.70%, 03/15/18	100	100,421
Express Scripts Holding Co.
1.25%, 06/02/17	250	249,138
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	301,758
Johnson & Johnson
1.13%, 11/21/17	100	100,314
5.55%, 08/15/17	200	211,832
McKesson Corp.
1.40%, 03/15/18	75	74,970
Medco Health Solutions Inc.
7.13%, 03/15/18	175	192,003
Merck & Co. Inc.
1.10%, 01/31/18	300	300,667
Pfizer Inc.
1.10%, 05/15/17	350	350,104

Security	Principal (000s)	Value
Zoetis Inc.
1.88%, 02/01/18	$100	$100,006

		4,723,378
PIPELINES — 1.16%
Buckeye Partners LP
6.05%, 01/15/18	50	52,625
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	100	105,759
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	275	289,648
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	296,209
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	197,323
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	100	102,810
TransCanada PipeLines Ltd.
1.88%, 01/12/18	150	149,883

		1,194,257
REAL ESTATE INVESTMENT TRUSTS — 1.61%
American Tower Corp.
4.50%, 01/15/18	275	287,073
Equity Commonwealth
6.65%, 01/15/18 (Call 07/15/17)	50	52,373
HCP Inc.
6.70%, 01/30/18	155	166,965
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	105,171
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	77,569
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	300	300,379
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	151,381
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	205	205,098
Welltower Inc.
2.25%, 03/15/18	305	307,113

		1,653,122

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
RETAIL — 3.05%
Costco Wholesale Corp.
1.13%, 12/15/17	$400	$401,245
CVS Health Corp.
5.75%, 06/01/17	400	418,988
Dollar General Corp.
4.13%, 07/15/17	100	102,914
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,610
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	106,740
McDonald’s Corp.
5.35%, 03/01/18	250	268,890
Nordstrom Inc.
6.25%, 01/15/18	300	322,203
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,180
Target Corp.
5.38%, 05/01/17	300	313,270
6.00%, 01/15/18	100	108,306
Wal-Mart Stores Inc.
5.38%, 04/05/17	300	312,456
5.80%, 02/15/18	300	325,905
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	300	301,364

		3,133,071
SEMICONDUCTORS — 0.78%
Altera Corp.
1.75%, 05/15/17	100	100,803
Intel Corp.
1.35%, 12/15/17	700	704,482

		805,285
SOFTWARE — 0.85%
Autodesk Inc.
1.95%, 12/15/17	100	99,648
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	100,273
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,659
Microsoft Corp.
0.88%, 11/15/17	100	100,082
Oracle Corp.
1.20%, 10/15/17	500	502,011

		876,673

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 3.28%
AT&T Inc.
1.40%, 12/01/17	$600	$599,800
1.75%, 01/15/18	250	250,958
5.50%, 02/01/18	450	481,522
British Telecommunications PLC
5.95%, 01/15/18	200	215,381
Cisco Systems Inc.
1.40%, 02/28/18	250	251,934
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	99,986
Qwest Corp.
6.50%, 06/01/17	100	104,500
Telefonica Emisiones SAU
6.22%, 07/03/17	125	131,646
Verizon Communications Inc.
1.35%, 06/09/17	750	751,467
5.50%, 02/15/18	75	80,314
Vodafone Group PLC
1.50%, 02/19/18	400	399,635

		3,367,143
TOYS, GAMES & HOBBIES — 0.10%
Mattel Inc.
1.70%, 03/15/18	100	99,358

		99,358
TRANSPORTATION — 0.71%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	100	104,389
5.75%, 03/15/18	125	135,615
CSX Corp.
6.25%, 03/15/18	100	108,539
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	75	75,938
United Parcel Service Inc.
1.13%, 10/01/17	300	301,069

		725,550
WATER — 0.15%
American Water Capital Corp.
6.09%, 10/15/17	150	159,480

		159,480

TOTAL CORPORATE BONDS & NOTES
(Cost: $93,058,038)		93,274,600

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 TERM CORPORATE ETF

April 30, 2016

Security	Shares (000s)	Value
INVESTMENT COMPANIES — 4.93%
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF[b]	51	$5,060,628

TOTAL INVESTMENT COMPANIES
(Cost: $4,980,453)		5,060,628

SHORT-TERM INVESTMENTS — 6.12%

MONEY MARKET FUNDS — 6.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	2,398	2,398,203
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,d,e]	180	179,890
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	3,705	3,704,931

		6,283,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,283,024)		6,283,024

TOTAL INVESTMENTS IN SECURITIES — 101.95% (Cost: $104,321,515)		104,618,252
Other Assets, Less Liabilities — (1.95)%		(1,998,446)

NET ASSETS — 100.00%		$102,619,806

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 93.42%

AEROSPACE & DEFENSE — 0.85%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$166,407
Boeing Co. (The)
4.88%, 02/15/20	100	112,189
L-3 Communications Corp.
5.20%, 10/15/19	245	264,890
Lockheed Martin Corp.
4.25%, 11/15/19	200	218,510

		761,996
AGRICULTURE — 1.23%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	425	439,811
9.25%, 08/06/19	125	155,187
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	81,339
Philip Morris International Inc.
4.50%, 03/26/20	200	222,021
Reynolds American Inc.
8.13%, 06/23/19	170	202,020

		1,100,378
AUTO MANUFACTURERS — 1.71%
American Honda Finance Corp.
2.25%, 08/15/19	250	256,219
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	200	200,217
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	455	463,128
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	204,083
2.15%, 03/12/20[a]	400	407,010

		1,530,657
BANKS — 31.60%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19	200	201,468
2.38%, 03/16/20[a]	300	301,054
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	250	253,073

Security	Principal (000s)	Value
Bank of America Corp.
2.65%, 04/01/19[a]	$925	$941,890
7.63%, 06/01/19	600	695,685
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	255,026
2.30%, 09/11/19 (Call 08/11/19)	415	424,613
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	250	254,236
Bank of Nova Scotia (The)
2.05%, 06/05/19	250	251,931
Barclays Bank PLC
6.75%, 05/22/19	450	509,202
Barclays PLC
2.75%, 11/08/19	650	650,603
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	300	305,437
6.85%, 04/30/19	200	230,151
BPCE SA
2.25%, 01/27/20[a]	250	251,523
2.50%, 07/15/19	250	254,467
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	550	551,964
Citigroup Inc.
2.40%, 02/18/20	500	503,081
2.50%, 07/29/19	400	406,599
2.55%, 04/08/19	900	915,536
8.50%, 05/22/19	200	237,903
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	99,420
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	253,453
2.30%, 03/12/20	250	252,499
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	253,116
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	252,433
5.30%, 08/13/19	300	330,073
5.40%, 01/14/20	510	552,953
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	500	495,795
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	200	202,828

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	$900	$913,147
5.38%, 03/15/20	650	720,331
HSBC USA Inc.
2.25%, 06/23/19	300	302,070
2.35%, 03/05/20	500	501,285
Itau CorpBanca
3.88%, 09/22/19[b]	200	207,500
JPMorgan Chase & Co.
2.20%, 10/22/19	750	758,995
2.25%, 01/23/20 (Call 12/23/19)	850	856,549
4.95%, 03/25/20[a]	500	551,121
6.30%, 04/23/19	350	394,139
KeyBank N.A./Cleveland OH
2.50%, 12/15/19	250	253,275
Lloyds Bank PLC
2.35%, 09/05/19	200	201,785
2.40%, 03/17/20	400	403,259
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	500	499,464
Morgan Stanley
2.38%, 07/23/19	100	101,033
2.65%, 01/27/20	600	609,858
5.50%, 01/26/20	200	222,329
5.63%, 09/23/19	800	888,517
7.30%, 05/13/19	750	863,496
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	252,327
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[c]	250	254,554
2.40%, 10/18/19 (Call 09/18/19)[c]	500	510,756
PNC Funding Corp.
5.13%, 02/08/20[c]	300	334,105
Royal Bank of Canada
1.63%, 04/15/19	350	350,331
2.15%, 03/06/20[a]	250	252,033
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,000	1,009,573
Svenska Handelsbanken AB
2.25%, 06/17/19	250	254,613
Toronto-Dominion Bank (The)
2.25%, 11/05/19	645	654,346
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	200	204,119

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	$750	$764,968
UBS AG/Stamford CT
2.35%, 03/26/20[a]	500	505,042
2.38%, 08/14/19	500	507,651
Wells Fargo & Co.
2.13%, 04/22/19	500	507,566
Series N
2.15%, 01/30/20	650	656,798
Westpac Banking Corp.
4.88%, 11/19/19[a]	800	877,796

		28,232,743
BEVERAGES — 1.43%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	875	982,292
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	100	99,717
PepsiCo Inc.
4.50%, 01/15/20	175	193,855

		1,275,864
BIOTECHNOLOGY — 0.74%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	350	356,877
Celgene Corp.
2.25%, 05/15/19	100	101,408
Gilead Sciences Inc.
2.05%, 04/01/19	100	101,931
2.35%, 02/01/20	100	102,426

		662,642
CHEMICALS — 2.79%
Dow Chemical Co. (The)
8.55%, 05/15/19	630	749,587
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	254,507
EI du Pont de Nemours & Co.
4.63%, 01/15/20	200	219,562
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	650	699,837
Methanex Corp.
3.25%, 12/15/19	100	92,072
Monsanto Co.
2.13%, 07/15/19	75	75,938

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	$100	$108,686
6.50%, 05/15/19	75	84,613
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	100,424
Praxair Inc.
4.50%, 08/15/19	100	109,179

		2,494,405
COMMERCIAL SERVICES — 0.23%
MasterCard Inc.
2.00%, 04/01/19[a]	100	102,077
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	101,462

		203,539
COMPUTERS — 2.02%
Apple Inc.
2.10%, 05/06/19	1,000	1,024,106
International Business Machines Corp.
1.80%, 05/17/19	400	404,596
8.38%, 11/01/19	200	246,004
Lexmark International Inc.
5.13%, 03/15/20	125	128,504

		1,803,210
COSMETICS & PERSONAL CARE — 0.12%
Procter & Gamble Co. (The)
1.90%, 11/01/19	100	102,316

		102,316
DIVERSIFIED FINANCIAL SERVICES — 5.21%
American Express Credit Corp.
2.25%, 08/15/19	800	812,154
Ameriprise Financial Inc.
5.30%, 03/15/20	150	167,287
BP Capital Markets PLC
2.52%, 01/15/20	100	102,285
Ford Motor Credit Co. LLC
2.60%, 11/04/19[a]	200	202,517
8.13%, 01/15/20	300	358,417
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	250	256,301
5.50%, 01/08/20	200	227,966
6.00%, 08/07/19	625	715,997
Jefferies Group LLC
8.50%, 07/15/19[a]	100	113,978

Security	Principal (000s)	Value
Legg Mason Inc.
2.70%, 07/15/19	$115	$115,801
Nasdaq Inc.
5.55%, 01/15/20	300	330,730
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	248,840
Nomura Holdings Inc.
6.70%, 03/04/20	450	518,276
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	375	374,600
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	111,388

		4,656,537
ELECTRIC — 2.54%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	350	356,424
CMS Energy Corp.
8.75%, 06/15/19	125	150,951
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	202,537
5.20%, 08/15/19	100	109,391
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	100,865
Duke Energy Corp.
5.05%, 09/15/19	300	326,899
Eversource Energy
4.50%, 11/15/19	50	54,300
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	100	101,100
5.20%, 10/01/19	100	108,883
Kansas City Power & Light Co.
7.15%, 04/01/19	100	114,757
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	25,022
2.70%, 09/15/19 (Call 08/15/19)	100	100,715
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	100	100,516
Portland General Electric Co.
6.10%, 04/15/19	25	27,682
Public Service Co. of Colorado
5.13%, 06/01/19	100	109,543

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Public Service Electric & Gas Co. Series I
1.80%, 06/01/19 (Call 05/01/19)	$100	$100,081
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	125	125,304
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	54,925

		2,269,895
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
Emerson Electric Co.
4.88%, 10/15/19[a]	150	165,374

		165,374
ENVIRONMENTAL CONTROL — 0.34%
Republic Services Inc.
5.00%, 03/01/20	275	303,156

		303,156
FOOD — 1.66%
General Mills Inc.
2.20%, 10/21/19	300	306,238
JM Smucker Co. (The)
2.50%, 03/15/20	100	102,043
Kellogg Co.
4.15%, 11/15/19	100	107,943
Kraft Heinz Foods Co.
5.38%, 02/10/20	225	251,346
Kroger Co. (The)
6.15%, 01/15/20	100	115,214
Mondelez International Inc.
5.38%, 02/10/20	150	169,309
Sysco Corp.
1.90%, 04/01/19	250	251,614
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	175	179,601

		1,483,308
FOREST PRODUCTS & PAPER — 0.13%
International Paper Co.
9.38%, 05/15/19	100	119,925

		119,925
GAS — 0.45%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	151,922

Security	Principal (000s)	Value
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	$250	$247,262

		399,184
HAND & MACHINE TOOLS — 0.55%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	525	490,281

		490,281
HEALTH CARE – PRODUCTS — 2.65%
Becton Dickinson and Co.
2.68%, 12/15/19	500	512,223
6.38%, 08/01/19	100	113,791
Boston Scientific Corp.
6.00%, 01/15/20	200	227,052
Life Technologies Corp.
6.00%, 03/01/20	200	227,158
Medtronic Inc.
2.50%, 03/15/20	1,145	1,182,249
Stryker Corp.
4.38%, 01/15/20	100	108,516

		2,370,989
HEALTH CARE – SERVICES — 1.02%
Anthem Inc.
2.25%, 08/15/19	300	303,117
Humana Inc.
2.63%, 10/01/19	100	101,814
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	150,774
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	100,804
2.70%, 04/01/19	100	102,196
UnitedHealth Group Inc.
2.30%, 12/15/19	150	153,829

		912,534
HOLDING COMPANIES – DIVERSIFIED — 0.56%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	275	277,081
FS Investment Corp.
4.00%, 07/15/19[a]	125	125,285
4.25%, 01/15/20 (Call 12/15/19)[a]	100	100,734

		503,100

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kimberly-Clark Corp.
1.85%, 03/01/20	$250	$253,626

		253,626
HOUSEWARES — 0.08%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	75,505

		75,505
INSURANCE — 2.31%
Aflac Inc.
2.40%, 03/16/20	100	102,502
Allstate Corp. (The)
7.45%, 05/16/19	100	116,902
American Financial Group Inc./OH
9.88%, 06/15/19	100	120,598
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	350	353,991
Berkshire Hathaway Inc.
2.10%, 08/14/19	200	204,855
Chubb INA Holdings Inc.
5.90%, 06/15/19	100	112,808
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	139,245
Lincoln National Corp.
8.75%, 07/01/19	125	148,670
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	191,027
Protective Life Corp.
7.38%, 10/15/19	100	115,423
Prudential Financial Inc.
7.38%, 06/15/19	250	289,462
Travelers Companies Inc. (The)
5.90%, 06/02/19	100	112,825
WR Berkley Corp.
7.38%, 09/15/19	50	57,971

		2,066,279
INTERNET — 1.25%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	402,458
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	200	207,831

Security	Principal (000s)	Value
Baidu Inc.
2.75%, 06/09/19	$200	$202,585
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	300	302,180

		1,115,054
IRON & STEEL — 0.25%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	220	221,925

		221,925
MACHINERY — 1.38%
Caterpillar Financial Services Corp.
2.00%, 03/05/20[a]	250	254,186
2.10%, 06/09/19	150	153,354
John Deere Capital Corp.
1.70%, 01/15/20	50	50,072
2.05%, 03/10/20	100	101,378
2.30%, 09/16/19	400	410,862
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	180	181,432
Roper Technologies Inc.
6.25%, 09/01/19	75	84,394

		1,235,678
MANUFACTURING — 0.42%
3M Co.
1.63%, 06/15/19	200	202,645
Illinois Tool Works Inc.
6.25%, 04/01/19	150	170,063

		372,708
MEDIA — 2.79%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	150	151,987
Comcast Corp.
5.15%, 03/01/20	350	396,718
5.70%, 07/01/19	50	56,566
Time Warner Cable Inc.
5.00%, 02/01/20	500	544,846
8.25%, 04/01/19	250	293,255
Time Warner Inc.
2.10%, 06/01/19	100	100,829
4.88%, 03/15/20	300	330,805
Viacom Inc.
2.20%, 04/01/19	200	199,874
5.63%, 09/15/19	100	109,798

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.85%, 05/30/19	$300	$305,495

		2,490,173
MINING — 1.48%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	500	565,374
Newmont Mining Corp.
5.13%, 10/01/19	200	217,277
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	450	539,499

		1,322,150
OFFICE & BUSINESS EQUIPMENT — 0.18%
Xerox Corp.
5.63%, 12/15/19	150	159,844

		159,844
OIL & GAS — 4.43%
BP Capital Markets PLC
2.24%, 05/10/19	150	152,489
2.32%, 02/13/20[a]	550	558,702
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	450	453,772
2.19%, 11/15/19 (Call 10/15/19)	75	76,561
ConocoPhillips
6.00%, 01/15/20[a]	200	225,530
EOG Resources Inc.
5.63%, 06/01/19	200	220,170
EQT Corp.
8.13%, 06/01/19	50	54,750
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	350	353,596
Husky Energy Inc.
7.25%, 12/15/19	150	168,852
Pioneer Natural Resources Co.
7.50%, 01/15/20	200	229,214
Shell International Finance BV
4.30%, 09/22/19	750	816,009
4.38%, 03/25/20	150	164,307
Total Capital International SA
2.10%, 06/19/19	250	254,018
Valero Energy Corp.
6.13%, 02/01/20	200	224,801

		3,952,771

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.38%
Halliburton Co.
6.15%, 09/15/19	$300	$340,164

		340,164
PACKAGING & CONTAINERS — 0.11%
WestRock RKT Co.
3.50%, 03/01/20	100	101,507

		101,507
PHARMACEUTICALS — 4.05%
Abbott Laboratories
2.00%, 03/15/20	295	293,042
5.13%, 04/01/19	100	109,041
Actavis Funding SCS
2.45%, 06/15/19	100	101,136
3.00%, 03/12/20 (Call 02/12/20)	1,095	1,117,431
Actavis Inc.
6.13%, 08/15/19	25	28,077
AstraZeneca PLC
1.95%, 09/18/19	200	202,478
Express Scripts Holding Co.
2.25%, 06/15/19	400	403,346
Johnson & Johnson
1.88%, 12/05/19[a]	200	204,578
Mead Johnson Nutrition Co.
4.90%, 11/01/19	100	108,970
Merck & Co. Inc.
1.85%, 02/10/20	200	203,449
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	325	361,378
Pfizer Inc.
2.10%, 05/15/19	375	384,225
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	100	100,446

		3,617,597
PIPELINES — 2.24%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	89,500
Enbridge Energy Partners LP
5.20%, 03/15/20	50	51,805
Energy Transfer Partners LP
9.00%, 04/15/19	100	111,500
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	45,750

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	$75	$76,162
5.25%, 01/31/20	125	137,786
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	54,998
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	400	397,739
Magellan Midstream Partners LP
6.55%, 07/15/19	100	112,160
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	73,057
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	47,830
5.75%, 01/15/20[a]	250	262,894
Spectra Energy Capital LLC
5.65%, 03/01/20	125	131,667
8.00%, 10/01/19	50	57,146
Williams Partners LP
5.25%, 03/15/20	350	348,250

		1,998,244
REAL ESTATE INVESTMENT TRUSTS — 2.40%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	350	391,731
Digital Realty Trust LP
5.88%, 02/01/20	75	83,210
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	152,024
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	150	152,850
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	175	173,117
Realty Income Corp.
6.75%, 08/15/19	50	56,799
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)[a]	100	100,239
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	225,646
10.35%, 04/01/19 (Call 01/01/19)	225	276,386
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	175	183,252
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	100,674

Security	Principal (000s)	Value
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	$150	$157,552
Weyerhaeuser Co.
7.38%, 10/01/19	75	86,045

		2,139,525
RETAIL — 2.05%
AutoNation Inc.
5.50%, 02/01/20	100	108,506
Costco Wholesale Corp.
1.70%, 12/15/19	275	279,054
1.75%, 02/15/20	100	100,808
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	204,463
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	255,407
McDonald’s Corp.
1.88%, 05/29/19	100	100,997
Target Corp.
2.30%, 06/26/19	300	309,498
TJX Companies Inc. (The)
6.95%, 04/15/19	100	116,101
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	350	360,271

		1,835,105
SEMICONDUCTORS — 0.20%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	75	76,343
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	99,891

		176,234
SOFTWARE — 2.58%
Adobe Systems Inc.
4.75%, 02/01/20	200	221,071
CA Inc.
5.38%, 12/01/19	100	108,997
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	700	713,866
4.20%, 06/01/19	100	109,270
Oracle Corp.
2.25%, 10/08/19	850	874,960
5.00%, 07/08/19	250	278,922

		2,307,086

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 5.18%
America Movil SAB de CV
5.00%, 10/16/19	$300	$329,798
5.00%, 03/30/20	400	443,051
AT&T Inc.
5.20%, 03/15/20	550	611,356
Cisco Systems Inc.
4.45%, 01/15/20	750	829,175
Orange SA
5.38%, 07/08/19	300	333,037
Telefonica Emisiones SAU
5.88%, 07/15/19	300	335,215
Verizon Communications Inc.
2.63%, 02/21/20	1,425	1,467,003
Vodafone Group PLC
5.45%, 06/10/19	250	275,131

		4,623,766
TOYS, GAMES & HOBBIES — 0.06%
Mattel Inc.
2.35%, 05/06/19[a]	50	50,040

		50,040
TRANSPORTATION — 1.24%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	200	221,292
FedEx Corp.
2.30%, 02/01/20	150	152,436
Norfolk Southern Corp.
5.90%, 06/15/19	100	112,093
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	100,555
2.55%, 06/01/19 (Call 05/01/19)	100	100,947
2.65%, 03/02/20 (Call 02/02/20)	100	100,535
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	100	100,782
United Parcel Service Inc.
5.13%, 04/01/19	200	221,810

		1,110,450
TRUCKING & LEASING — 0.06%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	50	49,176

		49,176

TOTAL CORPORATE BONDS & NOTES
(Cost: $82,749,036)		83,456,640

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 0.79%
U.S. Treasury Note/Bond
1.25%, 01/31/20	$700	$703,878

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $705,086)		703,878

INVESTMENT COMPANIES — 3.58%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF[c]	32	3,203,580

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,203,580

SHORT-TERM INVESTMENTS — 9.02%

MONEY MARKET FUNDS — 9.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	5,665	5,665,028
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	425	424,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,969	1,969,019

		8,058,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,058,982)		8,058,982

TOTAL INVESTMENTS IN SECURITIES — 106.81% (Cost: $94,560,189)		95,423,080
Other Assets, Less Liabilities — (6.81)%		(6,085,590)

NET ASSETS — 100.00%		$89,337,490

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 93.54%

ADVERTISING — 0.72%
Omnicom Group Inc.
3.63%, 05/01/22	$325	$342,852
WPP Finance 2010
3.63%, 09/07/22	150	156,001

		498,853
AEROSPACE & DEFENSE — 1.62%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	101,297
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	250	260,584
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	204,996
United Technologies Corp.
3.10%, 06/01/22	525	554,847

		1,121,724
AGRICULTURE — 1.26%
Altria Group Inc.
2.85%, 08/09/22	450	465,986
Philip Morris International Inc.
2.50%, 08/22/22	300	306,704
2.63%, 03/06/23[a]	100	102,249

		874,939
AUTO MANUFACTURERS — 1.10%
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)	400	401,475
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	102,202
2.80%, 07/13/22	250	258,947

		762,624
AUTO PARTS & EQUIPMENT — 0.46%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	300	317,250

		317,250
BANKS — 11.40%
Bank of America Corp.
3.30%, 01/11/23	1,075	1,091,898
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	405,244
BNP Paribas SA
3.25%, 03/03/23	300	309,888

Security	Principal (000s)	Value
Citigroup Inc.
3.38%, 03/01/23	$100	$102,185
4.05%, 07/30/22	250	260,075
Cooperatieve Rabobank UA
3.95%, 11/09/22	500	516,571
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250	251,973
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	625	646,748
JPMorgan Chase & Co.
3.20%, 01/25/23	800	821,064
3.25%, 09/23/22[a]	500	517,250
Morgan Stanley
3.75%, 02/25/23	800	833,292
4.88%, 11/01/22	275	297,987
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	104,609
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	255,065
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	250	250,305
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b,c]	100	101,337
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	255,956
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	300	307,970
Wells Fargo & Co.
Series M
3.45%, 02/13/23	550	562,752

		7,892,169
BEVERAGES — 3.98%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	654	657,065
3.30%, 02/01/23 (Call 12/01/22)[a]	1,000	1,042,944
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	250	251,437
Diageo Investment Corp.
2.88%, 05/11/22	350	363,681
Molson Coors Brewing Co.
3.50%, 05/01/22	100	103,677

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
PepsiCo Inc.
2.75%, 03/01/23	$325	$337,993

		2,756,797
BIOTECHNOLOGY — 1.75%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	250	267,450
Biogen Inc.
3.63%, 09/15/22	250	266,021
Celgene Corp.
3.25%, 08/15/22	250	258,199
3.55%, 08/15/22	250	262,512
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	150	157,889

		1,212,071
BUILDING MATERIALS — 0.10%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	70	72,254

		72,254
CHEMICALS — 1.99%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	380	389,228
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	331,797
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	300	302,433
NewMarket Corp.
4.10%, 12/15/22	100	102,448
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	250,995

		1,376,901
COMMERCIAL SERVICES — 0.42%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	75	80,414
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	100	103,911
Verisk Analytics Inc.
4.13%, 09/12/22	100	104,234

		288,559
COMPUTERS — 2.11%
Apple Inc.
2.70%, 05/13/22	350	360,648
2.85%, 02/23/23 (Call 12/23/22)	250	257,706

Security	Principal (000s)	Value
Computer Sciences Corp.
4.45%, 09/15/22[a]	$100	$103,762
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[a,d]	250	264,061
HP Inc.
4.05%, 09/15/22	75	78,297
International Business Machines Corp.
1.88%, 08/01/22	400	394,531

		1,459,005
COSMETICS & PERSONAL CARE — 0.33%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	225,164

		225,164
DISTRIBUTION & WHOLESALE — 0.36%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	251,565

		251,565
DIVERSIFIED FINANCIAL SERVICES — 5.02%
American Express Co.
2.65%, 12/02/22	350	348,330
Capital One Bank USA N.A.
3.38%, 02/15/23	250	249,341
Charles Schwab Corp. (The)
3.23%, 09/01/22	100	104,942
CME Group Inc./IL
3.00%, 09/15/22	250	259,569
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	214,312
General Electric Co.
3.10%, 01/09/23	800	843,610
3.15%, 09/07/22	250	264,312
Invesco Finance PLC
3.13%, 11/30/22	250	257,439
Jefferies Group LLC
5.13%, 01/20/23[a]	150	154,775
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	256,270
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	500	520,116

		3,473,016
ELECTRIC — 4.20%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	102,091

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	$200	$201,980
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	125	128,029
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	100	99,250
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	200	202,989
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	206,168
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	300	315,439
Georgia Power Co.
2.85%, 05/15/22	100	100,223
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	100,070
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	400	432,298
7.00%, 09/01/22	50	62,339
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	197,814
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	259,660
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)[a]	125	124,865
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	112,596
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	60,375
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	200	201,593

		2,907,779
ELECTRONICS — 0.61%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	102,084
Jabil Circuit Inc.
4.70%, 09/15/22	50	50,250
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	272,863

		425,197

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.45%
ABB Finance USA Inc.
2.88%, 05/08/22	$300	$308,291

		308,291
ENVIRONMENTAL CONTROL — 0.56%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	270	283,811
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	101,976

		385,787
FOOD — 1.63%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	214	216,400
Kraft Heinz Foods Co.
3.50%, 06/06/22	500	529,284
3.50%, 07/15/22 (Call 05/15/22)[d]	100	105,461
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	276,728

		1,127,873
HAND & MACHINE TOOLS — 0.29%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	202,616

		202,616
HEALTH CARE – PRODUCTS — 0.37%
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	250	254,893

		254,893
HEALTH CARE – SERVICES — 2.06%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	300	299,474
Anthem Inc.
3.30%, 01/15/23	450	457,631
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	100	101,557
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	104,244
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)[a]	300	305,985
2.88%, 03/15/23	150	153,833

		1,422,724
HOLDING COMPANIES – DIVERSIFIED — 0.22%
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	150	150,368

		150,368

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.22%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$150	$153,032

		153,032
HOME FURNISHINGS — 0.11%
Whirlpool Corp.
3.70%, 03/01/23	75	78,134

		78,134
HOUSEHOLD PRODUCTS & WARES — 0.29%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	101,440
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	100	102,364

		203,804
HOUSEWARES — 0.15%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	100	102,744

		102,744
INSURANCE — 2.98%
American International Group Inc.
4.88%, 06/01/22	500	548,284
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	104,619
Berkshire Hathaway Inc.
3.00%, 02/11/23	350	362,651
Chubb INA Holdings Inc.
2.70%, 03/13/23	250	251,586
Fidelity National Financial Inc.
5.50%, 09/01/22	50	54,217
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	225	253,123
MetLife Inc.
3.05%, 12/15/22	125	128,083
Primerica Inc.
4.75%, 07/15/22	75	80,490
Voya Financial Inc.
5.50%, 07/15/22	250	280,184

		2,063,237
INTERNET — 1.31%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	370	378,963

Security	Principal (000s)	Value
Baidu Inc.
3.50%, 11/28/22	$200	$204,121
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	225	220,190
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	101,418

		904,692
IRON & STEEL — 0.15%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	106,946

		106,946
MACHINERY — 1.33%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	400	409,048
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	400	409,199
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	99,830

		918,077
MANUFACTURING — 1.32%
3M Co.
2.00%, 06/26/22	200	203,732
Eaton Corp.
2.75%, 11/02/22	400	403,582
General Electric Co.
2.70%, 10/09/22	200	206,587
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	97,014

		910,915
MEDIA — 5.16%
21st Century Fox America Inc.
3.00%, 09/15/22	500	516,740
CCO Safari II LLC
4.46%, 07/23/22 (Call 05/23/22)[d]	750	796,349
Comcast Corp.
3.13%, 07/15/22	500	528,783
Discovery Communications LLC
3.30%, 05/15/22	75	73,870
NBCUniversal Media LLC
2.88%, 01/15/23	650	674,803
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	99,684

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$200	$259,536
Time Warner Inc.
3.40%, 06/15/22	170	176,871
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)[a]	250	242,212
Walt Disney Co. (The)
2.35%, 12/01/22	200	204,428

		3,573,276
METAL FABRICATE & HARDWARE — 0.37%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	253,310

		253,310
MINING — 0.71%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	245	243,255
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	200	200,504
Southern Copper Corp.
3.50%, 11/08/22	50	49,125

		492,884
OIL & GAS — 6.54%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	350	352,195
BP Capital Markets PLC
2.50%, 11/06/22	575	573,989
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	500	503,698
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	150	157,149
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	200	193,900
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	270	246,942
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	200	195,148
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	100	102,331
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	100	102,159
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	151,300

Security	Principal (000s)	Value
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	$300	$301,464
Phillips 66
4.30%, 04/01/22	550	598,459
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	150	155,401
Sasol Financing International PLC
4.50%, 11/14/22	300	288,354
Shell International Finance BV
2.38%, 08/21/22	400	401,057
Total Capital International SA
2.70%, 01/25/23	200	202,234

		4,525,780
OIL & GAS SERVICES — 0.80%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	50	45,250
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	325	330,525
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	200	178,240

		554,015
PACKAGING & CONTAINERS — 0.22%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	76,863
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	76,885

		153,748
PHARMACEUTICALS — 5.82%
AbbVie Inc.
2.90%, 11/06/22	920	934,811
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	425	429,047
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	300,358
Cardinal Health Inc.
3.20%, 06/15/22	100	104,648
3.20%, 03/15/23	75	77,726
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	150	155,538
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	550	573,862
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	70,556

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	$250	$253,864
Novartis Capital Corp.
2.40%, 09/21/22	450	459,940
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	300	300,363
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	370	369,582

		4,030,295
PIPELINES — 3.06%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	182,306
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	200	202,157
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	100	93,376
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	141,554
3.95%, 09/01/22 (Call 06/01/22)	250	244,783
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[d]	150	148,875
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	126,941
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	70	61,954
3.65%, 06/01/22 (Call 03/01/22)	250	236,504
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	92,031
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	93,874
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	120,562
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	95,000
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	325	281,125

		2,121,042
REAL ESTATE — 0.37%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	250	256,875

		256,875

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 4.95%
American Tower Corp.
3.50%, 01/31/23	$320	$328,352
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	99,761
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	300	317,351
Crown Castle International Corp.
5.25%, 01/15/23	350	389,270
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	150	163,945
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	105,838
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	50	50,126
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	103,322
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	99,839
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	225	226,387
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	97,064
4.00%, 12/01/22 (Call 10/01/22)[a]	150	152,727
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	104,961
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	78,811
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	76,864
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)[a]	100	102,123
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	206,805
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	250	253,153
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	220	221,448
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	49,987
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	200,954

		3,429,088

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
RETAIL — 4.36%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	$300	$318,554
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	300	305,616
3.50%, 07/20/22 (Call 05/20/22)	500	531,989
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	350	361,519
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[a]	50	47,462
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	350	369,890
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	237,446
QVC Inc.
4.38%, 03/15/23	320	317,303
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	150	150,473
Walgreen Co.
3.10%, 09/15/22	370	375,360

		3,015,612
SAVINGS & LOANS — 0.14%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	100,398

		100,398
SEMICONDUCTORS — 1.64%
Intel Corp.
2.70%, 12/15/22	650	670,753
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	102,127
QUALCOMM Inc.
3.00%, 05/20/22	350	365,189

		1,138,069
SOFTWARE — 2.39%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	50	50,818
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	209,273
Microsoft Corp.
2.13%, 11/15/22	300	303,587
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	250	255,091
2.50%, 10/15/22	820	833,267

		1,652,036

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.09%
America Movil SAB de CV
3.13%, 07/16/22	$200	$205,176
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	550	546,554
3.00%, 06/30/22 (Call 04/30/22)	250	254,273
Cisco Systems Inc.
2.60%, 02/28/23	250	258,935
Motorola Solutions Inc.
3.50%, 03/01/23	70	66,044
3.75%, 05/15/22	250	249,603
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	76,273
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	170	179,533
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	450	447,603
Vodafone Group PLC
2.50%, 09/26/22	100	98,370
2.95%, 02/19/23	450	448,936

		2,831,300
TEXTILES — 0.15%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	103,619

		103,619
TRANSPORTATION — 1.90%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	295	307,281
3.05%, 09/01/22 (Call 06/01/22)	50	52,760
FedEx Corp.
2.63%, 08/01/22	200	203,416
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	101,701
3.00%, 04/01/22 (Call 01/01/22)	250	256,443
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	72,936
4.16%, 07/15/22 (Call 04/15/22)	100	111,614
United Parcel Service Inc.
2.45%, 10/01/22	200	206,254

		1,312,405

TOTAL CORPORATE BONDS & NOTES
(Cost: $63,357,564)		64,753,752

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2016

Security	Shares (000s)	Value
INVESTMENT COMPANIES — 4.62%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[b]	32	$3,198,232

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,198,232

SHORT-TERM INVESTMENTS — 6.03%

MONEY MARKET FUNDS — 6.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,e,f]	3,225	3,225,098
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,e,f]	242	241,915
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,e]	708	707,610

		4,174,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,174,623)		4,174,623

TOTAL INVESTMENTS IN SECURITIES — 104.19%
(Cost: $70,506,440)		72,126,607
Other Assets, Less Liabilities — (4.19)%		(2,899,045)

NET ASSETS — 100.00%		$69,227,562

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

ASSETS
Investments, at cost:
Unaffiliated	$173,136,602	$57,552,792	$37,801,464
Affiliated (Note 2)	12,350,724	4,197,575	2,664,731

Total cost of investments	$185,487,326	$61,750,367	$40,466,195

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$173,643,514	$58,297,762	$38,843,419
Affiliated (Note 2)	12,350,724	4,197,575	2,664,731

Total fair value of investments	185,994,238	62,495,337	41,508,150
Cash	1,730,297	—	—
Receivables:
Investment securities sold	631,112	—	94,286
Interest	1,163,069	504,373	315,207

Total Assets	189,518,716	62,999,710	41,917,643

LIABILITIES
Payables:
Investment securities purchased	2,024,466	549,954	260,976
Collateral for securities on loan (Note 1)	4,657,100	2,943,128	2,162,370
Investment advisory fees (Note 2)	14,404	4,761	3,182

Total Liabilities	6,695,970	3,497,843	2,426,528

NET ASSETS	$182,822,746	$59,501,867	$39,491,115

Net assets consist of:
Paid-in capital	$182,736,431	$59,691,141	$39,281,934
Undistributed net investment income	190,109	98,905	87,795
Accumulated net realized loss	(610,706)	(1,033,149)	(920,569)
Net unrealized appreciation	506,912	744,970	1,041,955

NET ASSETS	$182,822,746	$59,501,867	$39,491,115

Shares outstanding[b]	1,850,000	600,000	400,000

Net asset value per share	$98.82	$99.17	$98.73

[a]	Securities on loan with values of $4,552,336, $2,871,520 and $2,110,133, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

	iShares iBonds Mar 2018 Term Corporate ETF	iShares iBonds Mar 2020 Term Corporate ETF	iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$92,541,763	$82,370,321	$63,015,016
Affiliated (Note 2)	11,779,752	12,189,868	7,491,424

Total cost of investments	$104,321,515	$94,560,189	$70,506,440

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$92,756,039	$83,061,103	$64,402,110
Affiliated (Note 2)	11,862,213	12,361,977	7,724,497

Total fair value of investments	104,618,252	95,423,080	72,126,607
Cash	403,568	—	—
Receivables:
Investment securities sold	—	63,627	—
Interest	689,148	723,359	573,294

Total Assets	105,710,968	96,210,066	72,699,901

LIABILITIES
Payables:
Investment securities purchased	505,340	775,828	—
Collateral for securities on loan (Note 1)	2,578,093	6,089,963	3,467,013
Investment advisory fees (Note 2)	7,729	6,785	5,326

Total Liabilities	3,091,162	6,872,576	3,472,339

NET ASSETS	$102,619,806	$89,337,490	$69,227,562

Net assets consist of:
Paid-in capital	$102,395,488	$88,606,235	$68,101,670
Undistributed net investment income	119,075	142,198	159,406
Accumulated net realized loss	(191,494)	(273,834)	(653,681)
Net unrealized appreciation	296,737	862,891	1,620,167

NET ASSETS	$102,619,806	$89,337,490	$69,227,562

Shares outstanding[b]	1,000,000	850,000	650,000

Net asset value per share	$102.62	$105.10	$106.50

[a]	Securities on loan with values of $2,523,215, $5,946,395 and $3,374,333, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$7,282	$863	$637
Interest — unaffiliated	1,256,195	655,642	563,349
Securities lending income — affiliated — net (Note 2)	7,064	7,064	3,607

Total investment income	1,270,541	663,569	567,593

EXPENSES
Investment advisory fees (Note 2)	88,490	29,160	19,089

Total expenses	88,490	29,160	19,089
Less investment advisory fees waived (Note 2)	(2,989)	(320)	(258)

Net expenses	85,501	28,840	18,831

Net investment income	1,185,040	634,729	548,762

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(430,037)	(369,000)	(301,804)

Net realized loss	(430,037)	(369,000)	(301,804)

Net change in unrealized appreciation/depreciation	597,952	923,955	1,390,212

Net realized and unrealized gain	167,915	554,955	1,088,408

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,352,955	$1,189,684	$1,637,170

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares iBonds Mar 2018 Term Corporate ETF	iShares iBonds Mar 2020 Term Corporate ETF	iShares iBonds Mar 2023 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$36,161	$35,963	$45,882
Interest — unaffiliated	761,055	897,419	987,696
Interest — affiliated (Note 2)	4,366	10,128	5,453
Securities lending income — affiliated — net (Note 2)	3,747	10,155	4,906

Total investment income	805,329	953,665	1,043,937

EXPENSES
Investment advisory fees (Note 2)	49,441	39,405	32,267

Total expenses	49,441	39,405	32,267
Less investment advisory fees waived (Note 2)	(3,687)	(2,307)	(1,955)

Net expenses	45,754	37,098	30,312

Net investment income	759,575	916,567	1,013,625

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(138,929)	(282,622)	(506,473)

Net realized loss	(138,929)	(282,622)	(506,473)

Net change in unrealized appreciation/depreciation	303,920	977,355	2,384,340

Net realized and unrealized gain	164,991	694,733	1,877,867

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$924,566	$1,611,300	$2,891,492

See notes to financial statements.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Mar 2018 Term Corporate ex-Financials ETF		iShares iBonds Mar 2020 Term Corporate ex-Financials ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,185,040	$2,300,193	$634,729	$1,177,517
Net realized loss	(430,037)	(45,631)	(369,000)	(107,828)
Net change in unrealized appreciation/depreciation	597,952	(730)	923,955	80,006

Net increase in net assets resulting from operations	1,352,955	2,253,832	1,189,684	1,149,695

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,173,581)	(2,313,109)	(638,514)	(1,173,889)

Total distributions to shareholders	(1,173,581)	(2,313,109)	(638,514)	(1,173,889)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,860,902	9,921,296	—	14,809,336
Cost of shares redeemed	—	—	—	(9,849,056)

Net increase in net assets from capital share transactions	9,860,902	9,921,296	—	4,960,280

INCREASE IN NET ASSETS	10,040,276	9,862,019	551,170	4,936,086

NET ASSETS
Beginning of period	172,782,470	162,920,451	58,950,697	54,014,611

End of period	$182,822,746	$172,782,470	$59,501,867	$58,950,697

Undistributed net investment income included in net assets at end of period	$190,109	$178,650	$98,905	$102,690

SHARES ISSUED AND REDEEMED
Shares sold	100,000	100,000	—	150,000
Shares redeemed	—	—	—	(100,000)

Net increase in shares outstanding	100,000	100,000	—	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF		iShares iBonds Mar 2018 Term Corporate ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$548,762	$1,270,555	$759,575	$1,312,708
Net realized loss	(301,804)	(374,001)	(138,929)	(3,103)
Net change in unrealized appreciation/depreciation	1,390,212	494,794	303,920	(235,134)

Net increase in net assets resulting from operations	1,637,170	1,391,348	924,566	1,074,471

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(557,338)	(1,283,464)	(743,125)	(1,291,441)

Total distributions to shareholders	(557,338)	(1,283,464)	(743,125)	(1,291,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,905,968	5,088,479	30,821,530
Cost of shares redeemed	—	(19,445,875)	—	(5,120,058)

Net increase (decrease) in net assets from capital share transactions	—	(14,539,907)	5,088,479	25,701,472

INCREASE (DECREASE) IN NET ASSETS	1,079,832	(14,432,023)	5,269,920	25,484,502

NET ASSETS
Beginning of period	38,411,283	52,843,306	97,349,886	71,865,384

End of period	$39,491,115	$38,411,283	$102,619,806	$97,349,886

Undistributed net investment income included in net assets at end of period	$87,795	$96,371	$119,075	$102,625

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	50,000	300,000
Shares redeemed	—	(200,000)	—	(50,000)

Net increase (decrease) in shares outstanding	—	(150,000)	50,000	250,000

See notes to financial statements.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2020 Term Corporate ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$916,567	$1,280,187	$1,013,625	$1,656,759
Net realized gain (loss)	(282,622)	8,788	(506,473)	(142,020)
Net change in unrealized appreciation/depreciation	977,355	(537,767)	2,384,340	(1,222,072)

Net increase in net assets resulting from operations	1,611,300	751,208	2,891,492	292,667

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(897,746)	(1,206,376)	(997,810)	(1,571,345)

Total distributions to shareholders	(897,746)	(1,206,376)	(997,810)	(1,571,345)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,457,355	52,546,148	5,147,427	37,286,738

Net increase in net assets from capital share transactions	10,457,355	52,546,148	5,147,427	37,286,738

INCREASE IN NET ASSETS	11,170,909	52,090,980	7,041,109	36,008,060

NET ASSETS
Beginning of period	78,166,581	26,075,601	62,186,453	26,178,393

End of period	$89,337,490	$78,166,581	$69,227,562	$62,186,453

Undistributed net investment income included in net assets at end of period	$142,198	$123,377	$159,406	$143,591

SHARES ISSUED
Shares sold	100,000	500,000	50,000	350,000

Net increase in shares outstanding	100,000	500,000	50,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2018 Term Corporate ex-Financials ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$98.73	$98.74	$98.18	$99.50

Income from investment operations:
Net investment income[b]	0.66	1.35	1.37	0.66
Net realized and unrealized gain (loss)[c]	0.08	(0.00)[d]	0.55	(1.47)

Total from investment operations	0.74	1.35	1.92	(0.81)

Less distributions from:
Net investment income	(0.65)	(1.36)	(1.36)	(0.51)

Total distributions	(0.65)	(1.36)	(1.36)	(0.51)

Net asset value, end of period	$98.82	$98.73	$98.74	$98.18

Total return	0.75%[e]	1.39%	1.97%	(0.81)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$182,823	$172,782	$162,920	$171,817
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[f]	1.34%	1.37%	1.39%	1.25%
Portfolio turnover rate[g]	3%	6%	15%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$98.25	$98.21	$96.47	$99.50

Income from investment operations:
Net investment income[b]	1.06	2.13	2.08	0.98
Net realized and unrealized gain (loss)[c]	0.92	0.05	1.70	(3.22)

Total from investment operations	1.98	2.18	3.78	(2.24)

Less distributions from:
Net investment income	(1.06)	(2.14)	(2.04)	(0.79)

Total distributions	(1.06)	(2.14)	(2.04)	(0.79)

Net asset value, end of period	$99.17	$98.25	$98.21	$96.47

Total return	2.03%[d]	2.23%	3.96%	(2.24)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,502	$58,951	$54,015	$57,884
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[e]	2.18%	2.17%	2.13%	1.89%
Portfolio turnover rate[f]	6%	35%	43%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$96.03	$96.08	$93.33	$99.50

Income from investment operations:
Net investment income[b]	1.37	2.75	2.71	1.37
Net realized and unrealized gain (loss)[c]	2.72	(0.03)	2.73	(6.50)

Total from investment operations	4.09	2.72	5.44	(5.13)

Less distributions from:
Net investment income	(1.39)	(2.77)	(2.69)	(1.04)

Total distributions	(1.39)	(2.77)	(2.69)	(1.04)

Net asset value, end of period	$98.73	$96.03	$96.08	$93.33

Total return	4.31%[d]	2.86%	5.93%	(5.14)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,491	$38,411	$52,843	$41,998
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[e]	2.87%	2.86%	2.86%	2.73%
Portfolio turnover rate[f]	6%	17%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2018 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$102.47	$102.66	$102.31	$99.95

Income from investment operations:
Net investment income[b]	0.78	1.60	1.72	0.58
Net realized and unrealized gain (loss)[c]	0.14	(0.19)	0.41	2.21

Total from investment operations	0.92	1.41	2.13	2.79

Less distributions from:
Net investment income	(0.77)	(1.60)	(1.78)	(0.43)

Total distributions	(0.77)	(1.60)	(1.78)	(0.43)

Net asset value, end of period	$102.62	$102.47	$102.66	$102.31

Total return	0.89%[d]	1.37%	2.11%	2.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$102,620	$97,350	$71,865	$15,346
Ratio of expenses to average net assets[e]	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[e]	1.54%	1.56%	1.67%	1.85%
Portfolio turnover rate[f]	2%	5%	3%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2020 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$104.22	$104.30	$102.62	$99.95

Income from investment operations:
Net investment income[b]	1.20	2.43	2.81	0.85
Net realized and unrealized gain (loss)[c]	0.86	(0.05)	1.59	2.50

Total from investment operations	2.06	2.38	4.40	3.35

Less distributions from:
Net investment income	(1.18)	(2.46)	(2.72)	(0.68)

Total distributions	(1.18)	(2.46)	(2.72)	(0.68)

Net asset value, end of period	$105.10	$104.22	$104.30	$102.62

Total return	2.00%[d]	2.30%	4.36%	3.36%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,337	$78,167	$26,076	$10,262
Ratio of expenses to average net assets[e]	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[e]	2.33%	2.33%	2.70%	2.68%
Portfolio turnover rate[f]	3%	3%	9%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Mar 2023 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$103.64	$104.71	$101.44	$99.95

Income from investment operations:
Net investment income[b]	1.61	3.25	3.48	1.00
Net realized and unrealized gain (loss)[c]	2.85	(1.10)	3.18	1.30

Total from investment operations	4.46	2.15	6.66	2.30

Less distributions from:
Net investment income	(1.60)	(3.22)	(3.39)	(0.81)

Total distributions	(1.60)	(3.22)	(3.39)	(0.81)

Net asset value, end of period	$106.50	$103.64	$104.71	$101.44

Total return	4.36%[d]	2.07%	6.68%	2.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$69,228	$62,186	$26,178	$10,144
Ratio of expenses to average net assets[e]	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[e]	3.14%	3.11%	3.36%	3.20%
Portfolio turnover rate[f]	3%	6%	3%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
iBonds Mar 2018 Term Corporate ex-Financials	iShares iBonds Mar 2018 Corporate ex-Financials ETF	Non-diversified
iBonds Mar 2020 Term Corporate ex-Financials	iShares iBonds Mar 2020 Corporate ex-Financials ETF	Non-diversified
iBonds Mar 2023 Term Corporate ex-Financials	iShares iBonds Mar 2023 Corporate ex-Financials ETF	Non-diversified
iBonds Mar 2018 Term Corporate	iShares iBonds Mar 2018 Corporate ETF	Non-diversified
iBonds Mar 2020 Term Corporate	iShares iBonds Mar 2020 Corporate ETF	Non-diversified
iBonds Mar 2023 Term Corporate	iShares iBonds Mar 2023 Corporate ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Mar 2018 Term Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$173,643,514	$—	$173,643,514
Money Market Funds	12,350,724	—	—	12,350,724

Total	$12,350,724	$173,643,514	$—	$185,994,238

iBonds Mar 2020 Term Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$58,297,762	$—	$58,297,762
Money Market Funds	4,197,575	—	—	4,197,575

Total	$4,197,575	$58,297,762	$—	$62,495,337

iBonds Mar 2023 Term Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$38,843,419	$—	$38,843,419
Money Market Funds	2,664,731	—	—	2,664,731

Total	$2,664,731	$38,843,419	$—	$41,508,150

iBonds Mar 2018 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$93,274,600	$—	$93,274,600
Investment Companies	5,060,628	—	—	5,060,628
Money Market Funds	6,283,024	—	—	6,283,024

Total	$11,343,652	$93,274,600	$—	$104,618,252

iBonds Mar 2020 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$83,456,640	$—	$83,456,640
U.S. Government Obligations	—	703,878	—	703,878
Investment Companies	3,203,580	—	—	3,203,580
Money Market Funds	8,058,982	—	—	8,058,982

Total	$11,262,562	$84,160,518	$—	$95,423,080

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Mar 2023 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$64,753,752	$—	$64,753,752
Investment Companies	3,198,232	—	—	3,198,232
Money Market Funds	4,174,623	—	—	4,174,623

Total	$7,372,855	$64,753,752	$—	$72,126,607

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2018 Term Corporate ex-Financials
Barclays Capital Inc.	$100,731	$100,731	$—
Citigroup Global Markets Inc.	213,635	213,635	—
Deutsche Bank Securities Inc.	106,268	106,268	—
Jefferies LLC	100,540	100,540	—
Morgan Stanley & Co. LLC	287,858	287,858	—
RBC Capital Markets LLC	1,510,763	1,510,763	—
SG Americas Securities LLC	2,232,541	2,232,541	—

	$4,552,336	$4,552,336	$—

iBonds Mar 2020 Term Corporate ex-Financials
Barclays Capital Inc.	$529,554	$529,554	$—
BNP Paribas Prime Brokerage Inc.	200,134	200,134	—
Citigroup Global Markets Inc.	52,116	52,116	—
Deutsche Bank Securities Inc.	323,277	323,277	—
HSBC Securities (USA) Inc.	408,240	408,240	—
JPMorgan Clearing Corp.	57,548	57,548	—
JPMorgan Securities LLC	528,035	528,035	—
Morgan Stanley & Co. LLC	349,633	349,633	—
Wells Fargo Securities LLC	422,983	422,983	—

	$2,871,520	$2,871,520	$—

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2023 Term Corporate ex-Financials
Barclays Capital Inc.	$105,151	$105,151	$—
BNP Paribas Prime Brokerage Inc.	64,312	64,312	—
Credit Suisse Securities (USA) LLC	67,020	67,020	—
JPMorgan Clearing Corp.	638,987	638,987	—
Morgan Stanley & Co. LLC	414,963	414,963	—
RBC Capital Markets LLC	649,061	649,061	—
Wells Fargo Securities LLC	170,639	170,639	—

	$2,110,133	$2,110,133	$—

iBonds Mar 2018 Term Corporate
Deutsche Bank Securities Inc.	$402,388	$402,388	$—
HSBC Securities (USA) Inc.	588,269	588,269	—
Jefferies LLC	75,546	75,546	—
JPMorgan Clearing Corp.	50,826	50,826	—
Merrill Lynch, Pierce, Fenner & Smith	266,156	266,156	—
Morgan Stanley & Co. LLC	16,185	16,185	—
National Financial Services LLC	641,895	641,895	—
SG Americas Securities LLC	481,950	481,950	—

	$2,523,215	$2,523,215	$—

iBonds Mar 2020 Term Corporate
Barclays Capital Inc.	$491,431	$491,431	$—
BNP Paribas Prime Brokerage Inc.	428,661	428,661	—
Credit Suisse Securities (USA) LLC	788,462	788,462	—
Goldman Sachs & Co.	1,372,389	1,372,389	—
Jefferies LLC	292,081	292,081	—
JPMorgan Clearing Corp.	551,687	551,687	—
Merrill Lynch, Pierce, Fenner & Smith	794,942	794,942	—
Morgan Stanley & Co. LLC	99,429	99,429	—
Wells Fargo Securities LLC	1,127,313	1,127,313	—

	$5,946,395	$5,946,395	$—

iBonds Mar 2023 Term Corporate
BNP Paribas Prime Brokerage Inc.	$101,546	$101,546	$—
Credit Suisse Securities (USA) LLC	571,484	571,484	—
Deutsche Bank Securities Inc.	1,309,574	1,309,574	—
Jefferies LLC	298,688	298,688	—
JPMorgan Clearing Corp.	450,317	450,317	—
Merrill Lynch, Pierce, Fenner & Smith	288,041	288,041	—
Morgan Stanley & Co. LLC	354,683	354,683	—

	$3,374,333	$3,374,333	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10% based on the average daily net assets of each Fund. In addition, each of the Funds indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses attributable to each Fund’s investments in other funds advised by BFA or its affiliates, if any.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBonds Mar 2018 Term Corporate ex-Financials	$2,860
iBonds Mar 2020 Term Corporate ex-Financials	2,176
iBonds Mar 2023 Term Corporate ex-Financials	1,421
iBonds Mar 2018 Term Corporate	1,443
iBonds Mar 2020 Term Corporate	3,244
iBonds Mar 2023 Term Corporate	1,909

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2018 Term Corporate ex-Financials	$—	$21,397
iBonds Mar 2023 Term Corporate ex-Financials	147,252	29,482
iBonds Mar 2018 Term Corporate	—	103,027
iBonds Mar 2020 Term Corporate	—	165,396
iBonds Mar 2023 Term Corporate	147,252	103,507

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
iBonds Mar 2018 Term Corporate
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	51	—	—	51	$5,060,628	$33,251	$—
PNC Bank N.A.
1.50%, 02/23/18	$250	$—	$—	$250	250,933	2,146	—
6.00%, 12/07/17	250	—	—	250	267,628	2,220	—

					$5,579,189	$37,617	$—

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain (Loss)
iBonds Mar 2020 Term Corporate
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	32	—	—	32	$3,203,580	$34,161	$—
PNC Bank N.A.
2.25%, 07/02/19	$—	$250	$—	$250	254,554	400	—
2.40%, 10/18/19	500	—	—	500	510,756	5,143	—
PNC Funding Corp.
5.13%, 02/08/20	300	—	—	300	334,105	4,585	—

					$4,302,995	$44,289	$—

iBonds Mar 2023 Term Corporate
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	32	—	—	32	$3,198,232	$44,935	$—
PNC Bank N.A.
2.70%, 11/01/22	$250	$—	$—	$250	250,305	3,509	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	100	—	—	100	101,337	1,944	—

					$3,549,874	$50,388	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBonds Mar 2018 Term Corporate ex-Financials	$—	$—	$14,091,115	$5,305,132
iBonds Mar 2020 Term Corporate ex-Financials	—	—	3,516,268	3,368,675
iBonds Mar 2023 Term Corporate ex-Financials	—	—	2,296,001	2,250,560
iBonds Mar 2018 Term Corporate	—	—	1,466,678	2,005,494
iBonds Mar 2020 Term Corporate	705,196	—	7,521,999	2,675,119
iBonds Mar 2023 Term Corporate	—	—	7,477,200	2,152,515

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2018 Term Corporate	$4,844,982	$—
iBonds Mar 2020 Term Corporate	5,453,119	—

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains follows:

iShares ETF	Non- Expiring
iBonds Mar 2018 Term Corporate ex-Financials	$179,949
iBonds Mar 2020 Term Corporate ex-Financials	609,529
iBonds Mar 2023 Term Corporate ex-Financials	614,746
iBonds Mar 2018 Term Corporate	52,565
iBonds Mar 2023 Term Corporate	147,208

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2018 Term Corporate ex-Financials	$185,488,046	$633,054	$(126,862)	$506,192
iBonds Mar 2020 Term Corporate ex-Financials	61,804,987	833,784	(143,434)	690,350
iBonds Mar 2023 Term Corporate ex-Financials	40,470,214	1,160,916	(122,980)	1,037,936
iBonds Mar 2018 Term Corporate	104,321,515	386,497	(89,760)	296,737
iBonds Mar 2020 Term Corporate	94,560,189	1,030,186	(167,295)	862,891
iBonds Mar 2023 Term Corporate	70,506,440	1,850,198	(230,031)	1,620,167

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Mar 2018 Term Corporate ex-Financials	$0.646768	$—	$0.005203	$0.651971	99%	—%	1%		100%
iBonds Mar 2020 Term Corporate ex-Financials	1.058849	—	0.005341	1.064190	99	—	1		100
iBonds Mar 2023 Term Corporate ex-Financials	1.388353	—	0.004991	1.393344	100	—	0	[a]	100
iBonds Mar 2018 Term Corporate	0.764055	—	0.004452	0.768507	99	—	1		100
iBonds Mar 2020 Term Corporate	1.166745	—	0.017105	1.183850	99	—	1		100
iBonds Mar 2023 Term Corporate	1.587609	—	0.009004	1.596613	99	—	1		100

[a]	Rounds to less than 1%.

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1007-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Dec 2016 Term Corporate ETF | IBDF | NYSE Arca
➢	iShares iBonds Dec 2017 Term Corporate ETF I IBDJ I NYSE Arca
➢	iShares iBonds Dec 2018 Term Corporate ETF | IBDH | NYSE Arca
➢	iShares iBonds Dec 2019 Term Corporate ETF I IBDK I NYSE Arca
➢	iShares iBonds Dec 2020 Term Corporate ETF I IBDL I NYSE Arca
➢	iShares iBonds Dec 2021 Term Corporate ETF I IBDM I NYSE Arca
➢	iShares iBonds Dec 2022 Term Corporate ETF I IBDN I NYSE Arca
➢	iShares iBonds Dec 2023 Term Corporate ETF I IBDO I NYSE Arca
➢	iShares iBonds Dec 2024 Term Corporate ETF I IBDP I NYSE Arca
➢	iShares iBonds Dec 2025 Term Corporate ETF I IBDQ I NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2016 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2016 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2016, as represented by the Barclays December 2016 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.40%, net of fees, while the total return for the Index was 0.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.82%	0.26%	0.88%	0.82%	0.26%	0.88%
Since Inception	0.75%	0.78%	0.85%	1.44%	1.52%	1.64%

The inception date of the Fund was 5/28/14. The first day of secondary market trading was 5/29/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.00	$0.40	$1,000.00	$1,024.50	$0.40	0.08%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	49.74%
Consumer Non-Cyclical	11.32
Communications	7.49
Industrial	6.79
Utilities	6.75
Energy	6.07
Consumer Cyclical	4.93
Technology	4.30
Basic Materials	2.61

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	0.47%
Aa	19.38
A	44.19
Baa	34.23
Ba	1.73

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2017 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2017 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2017, as represented by the Barclays December 2017 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 0.85%, net of fees, while the total return for the Index was 0.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.13%	0.92%	1.29%	1.13%	0.92%	1.29%
Since Inception	1.42%	1.70%	1.61%	1.62%	1.94%	1.83%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.50	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	46.27%
Consumer Non-Cyclical	15.41
Communications	8.81
Energy	7.42
Industrial	6.40
Technology	4.90
Consumer Cyclical	4.84
Utilities	4.11
Basic Materials	1.84

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.00%
Aa	15.85
A	46.81
Baa	34.11
Ba	1.78
Not Rated	0.45

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2018 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2018 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2018, as represented by the Barclays December 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.28%, net of fees, while the total return for the Index was 1.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.57%	0.80%	1.72%	1.57%	0.80%	1.72%
Since Inception	1.69%	1.88%	1.85%	3.29%	3.64%	3.59%

The inception date of the Fund was 5/28/14. The first day of secondary market trading was 5/29/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.80	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	44.72%
Consumer Non-Cyclical	14.74
Energy	8.50
Communications	6.63
Industrial	6.34
Consumer Cyclical	6.19
Technology	5.73
Utilities	5.19
Basic Materials	1.89
Diversified	0.07

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.99%
Aa	16.59
A	40.97
Baa	38.55
Ba	1.60
Not Rated	0.30

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2019 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2019 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2019, as represented by the Barclays December 2019 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.94%, net of fees, while the total return for the Index was 2.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.32%	2.10%	2.33%	2.32%	2.10%	2.33%
Since Inception	2.72%	3.17%	2.88%	3.11%	3.63%	3.28%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,019.40	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	41.36%
Consumer Non-Cyclical	15.94
Communications	9.39
Energy	8.41
Industrial	6.48
Utilities	5.33
Consumer Cyclical	5.02
Technology	4.45
Basic Materials	3.62

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.44%
Aa	13.99
A	44.12
Baa	37.80
Ba	2.01
Not Rated	0.64

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2020 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2020 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2020, as represented by the Barclays December 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.53%, net of fees, while the total return for the Index was 2.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.58%	1.21%	2.68%	2.58%	1.21%	2.68%
Since Inception	3.56%	3.95%	3.70%	5.07%	5.62%	5.26%

The inception date of the Fund was 12/2/14. The first day of secondary market trading was 12/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.30	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	40.36%
Consumer Non-Cyclical	17.74
Communications	9.54
Energy	8.03
Technology	7.08
Consumer Cyclical	6.32
Industrial	4.51
Utilities	4.22
Basic Materials	2.09
Diversified	0.11

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.64%
Aa	10.76
A	42.09
Baa	42.69
Ba	2.15
Not Rated	0.67

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2021 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2021 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 3.10%, net of fees, while the total return for the Index was 3.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.50%	2.39%	2.66%	2.50%	2.39%	2.66%
Since Inception	3.12%	3.68%	3.34%	3.57%	4.21%	3.82%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.00	$0.50	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	37.97%
Consumer Non-Cyclical	15.17
Communications	11.28
Energy	8.61
Consumer Cyclical	7.16
Industrial	6.49
Technology	5.47
Basic Materials	4.03
Utilities	3.82

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.35%
Aa	11.35
A	40.09
Baa	43.84
Ba	2.60
Not Rated	0.77

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2022 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.00%, net of fees, while the total return for the Index was 4.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.39%	3.24%	3.35%	3.39%	3.24%	3.35%
Since Inception	3.76%	4.17%	3.82%	4.31%	4.78%	4.36%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.00	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	25.45%
Consumer Non-Cyclical	20.81
Energy	10.51
Communications	10.50
Industrial	9.85
Technology	7.37
Consumer Cyclical	5.62
Utilities	4.96
Basic Materials	4.74
Diversified	0.19

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	1.67%
Aa	8.59
A	37.59
Baa	47.88
Ba	3.70
Not Rated	0.57

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2023 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.36%, net of fees, while the total return for the Index was 4.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.59%	3.93%	3.19%	3.59%	3.93%	3.19%
Since Inception	3.80%	4.47%	3.55%	4.35%	5.10%	4.05%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.60	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	29.68%
Consumer Non-Cyclical	18.13
Energy	11.20
Communications	9.75
Consumer Cyclical	8.05
Industrial	6.96
Technology	6.45
Utilities	5.77
Basic Materials	3.81
Diversified	0.20

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.36%
Aa	12.84
A	34.19
Baa	47.81
Ba	1.91
Not Rated	0.89

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2024 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 4.60%, net of fees, while the total return for the Index was 4.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.36%	3.58%	3.49%	3.36%	3.58%	3.49%
Since Inception	3.49%	4.09%	3.73%	3.99%	4.67%	4.26%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.00	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	37.10%
Consumer Non-Cyclical	16.52
Energy	10.55
Communications	10.22
Consumer Cyclical	6.25
Industrial	6.19
Utilities	5.17
Technology	4.75
Basic Materials	3.25

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	0.47%
Aa	7.77
A	35.92
Baa	52.17
Ba	2.26
Not Rated	1.41

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) (formerly the iShares iBonds Dec 2025 Corporate ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 5.18%, net of fees, while the total return for the Index was 5.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.87%	3.92%	3.91%	3.87%	3.92%	3.91%
Since Inception	3.82%	4.27%	3.89%	4.37%	4.88%	4.43%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.80	$0.51	$1,000.00	$1,024.40	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 4/30/16

Sector	Percentage of Total Investments [1]

Financial	35.08%
Consumer Non-Cyclical	21.80
Technology	9.29
Energy	8.61
Communications	7.87
Consumer Cyclical	5.70
Utilities	4.96
Industrial	4.70
Basic Materials	1.68
Diversified	0.31

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	2.83%
Aa	7.46
A	36.95
Baa	47.42
Ba	4.25
Not Rated	1.09

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 56.33%

AEROSPACE & DEFENSE — 0.92%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$268	$268,800
Boeing Co. (The)
3.75%, 11/20/16	39	39,613
General Dynamics Corp.
2.25%, 07/15/16	10	10,033
L-3 Communications Corp.
3.95%, 11/15/16	114	115,521
Lockheed Martin Corp.
2.13%, 09/15/16	139	139,708

		573,675
AGRICULTURE — 0.53%
Philip Morris International Inc.
2.50%, 05/16/16	232	232,158
Reynolds American Inc.
3.50%, 08/04/16[a]	100	100,677

		332,835
AUTO MANUFACTURERS — 1.14%
American Honda Finance Corp.
1.13%, 10/07/16[a]	259	259,640
PACCAR Financial Corp.
0.75%, 05/16/16	50	50,003
1.15%, 08/16/16	18	18,031
Toyota Motor Credit Corp.
0.80%, 05/17/16	18	18,002
2.00%, 09/15/16	367	368,773

		714,449
AUTO PARTS & EQUIPMENT — 0.16%
Johnson Controls Inc.
2.60%, 12/01/16	100	100,922

		100,922
BANKS — 19.77%
Bank of America Corp.
1.35%, 11/21/16	460	460,571
5.63%, 10/14/16	80	81,637
5.75%, 08/15/16	30	30,401
6.50%, 08/01/16	705	714,461
Series 1
3.75%, 07/12/16	60	60,327

Security	Principal (000s)	Value
Bank of Montreal
1.30%, 07/15/16	$232	$232,299
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	288	289,127
Bank of Nova Scotia (The)
1.10%, 12/13/16	76	76,112
1.38%, 07/15/16	534	534,769
Barclays Bank PLC
5.00%, 09/22/16	500	507,866
BNP Paribas SA
1.25%, 12/12/16	376	376,689
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	250	250,248
1.45%, 10/03/16 (Call 09/03/16)	345	345,781
Canadian Imperial Bank of Commerce/Canada
1.35%, 07/18/16	157	157,228
Capital One Financial Corp.
3.15%, 07/15/16	318	319,389
6.15%, 09/01/16	92	93,481
Citigroup Inc.
1.30%, 11/15/16	372	372,288
1.70%, 07/25/16	26	26,035
3.95%, 06/15/16	534	535,880
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	200	200,309
Goldman Sachs Group Inc. (The)
5.75%, 10/01/16	396	403,768
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	250	250,258
JPMorgan Chase & Co.
3.15%, 07/05/16	860	863,619
Morgan Stanley
5.75%, 10/18/16	200	204,266
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	250	250,562
National Australia Bank Ltd./New York
1.30%, 07/25/16	250	250,375
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	513	515,889
Royal Bank of Canada
1.45%, 09/09/16	64	64,162
2.30%, 07/20/16[a]	534	535,920

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Svenska Handelsbanken AB
3.13%, 07/12/16	$250	$251,191
Toronto-Dominion Bank (The)
1.50%, 09/09/16	51	51,133
2.38%, 10/19/16	511	514,850
2.50%, 07/14/16	267	267,969
U.S. Bancorp.
Series F
2.20%, 11/15/16 (Call 10/14/16)	326	328,215
UBS AG/Stamford CT
Series 10
5.88%, 07/15/16	100	100,993
Wachovia Corp.
5.63%, 10/15/16	26	26,549
Wells Fargo & Co.
1.25%, 07/20/16	1,252	1,253,842
2.63%, 12/15/16	100	101,111
3.68%, 06/15/16[c]	256	256,899
5.13%, 09/15/16	24	24,370
Westpac Banking Corp.
1.05%, 11/25/16	200	200,366

		12,381,205
BEVERAGES — 1.43%
Coca-Cola Co. (The)
0.75%, 11/01/16	22	22,012
1.80%, 09/01/16	421	422,818
Diageo Capital PLC
5.50%, 09/30/16	114	116,129
PepsiCo Inc.
2.50%, 05/10/16	334	334,114

		895,073
BIOTECHNOLOGY — 0.80%
Amgen Inc.
2.30%, 06/15/16	214	214,421
2.50%, 11/15/16	135	136,220
Gilead Sciences Inc.
3.05%, 12/01/16	149	150,938

		501,579
BUILDING MATERIALS — 0.36%
Lafarge SA
6.50%, 07/15/16	220	222,323

		222,323

Security	Principal (000s)	Value
CHEMICALS — 0.67%
Ecolab Inc.
3.00%, 12/08/16	$259	$262,096
EI du Pont de Nemours & Co.
5.25%, 12/15/16	154	158,249

		420,345
COMMERCIAL SERVICES — 0.28%
Western Union Co. (The)
5.93%, 10/01/16	174	177,453

		177,453
COMPUTERS — 1.60%
Apple Inc.
0.45%, 05/03/16	300	300,000
International Business Machines Corp.
0.45%, 05/06/16	200	199,999
1.95%, 07/22/16	500	501,589

		1,001,588
COSMETICS & PERSONAL CARE — 0.62%
Colgate-Palmolive Co.
5.20%, 11/07/16	100	102,289
Procter & Gamble Co. (The)
0.75%, 11/04/16	106	106,011
1.45%, 08/15/16[a]	180	180,443

		388,743
DIVERSIFIED FINANCIAL SERVICES — 5.93%
American Express Co.
5.50%, 09/12/16	14	14,229
American Express Credit Corp.
1.30%, 07/29/16	130	130,193
2.80%, 09/19/16	729	734,400
Countrywide Financial Corp.
6.25%, 05/15/16	220	220,358
Ford Motor Credit Co. LLC
1.70%, 05/09/16	200	200,023
3.98%, 06/15/16	100	100,343
8.00%, 12/15/16	400	416,756
General Electric Co.
2.95%, 05/09/16	773	773,267
3.35%, 10/17/16	245	247,887
5.38%, 10/20/16	100	102,363
General Motors Financial Co. Inc.
2.75%, 05/15/16	297	297,170

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
International Lease Finance Corp.
6.75%, 09/01/16[d]	$200	$202,750
Nomura Holdings Inc.
2.00%, 09/13/16	263	263,856
Vesey Street Investment Trust I
4.40%, 09/01/16[c]	10	10,085

		3,713,680
ELECTRIC — 3.53%
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	100	101,684
Dayton Power & Light Co. (The)
1.88%, 09/15/16	70	70,181
Dominion Gas Holdings LLC
1.05%, 11/01/16	200	200,069
Dominion Resources Inc./VA
1.95%, 08/15/16	250	250,728
DTE Energy Co.
6.35%, 06/01/16	100	100,436
Duke Energy Corp.
2.15%, 11/15/16	264	265,395
Jersey Central Power & Light Co.
5.63%, 05/01/16	100	100,000
Ohio Power Co.
6.00%, 06/01/16	50	50,175
PECO Energy Co.
1.20%, 10/15/16	250	250,526
PSEG Power LLC
5.32%, 09/15/16	350	355,302
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	100	100,164
Southern Co. (The)
1.95%, 09/01/16	266	266,983
Xcel Energy Inc.
0.75%, 05/09/16	100	99,999

		2,211,642
ENVIRONMENTAL CONTROL — 0.22%
Waste Management Inc.
2.60%, 09/01/16	139	139,754

		139,754

Security	Principal (000s)	Value
FOOD — 0.81%
Hershey Co. (The)
1.50%, 11/01/16	$200	$200,916
5.45%, 09/01/16	25	25,379
Kellogg Co.
1.88%, 11/17/16	160	160,947
4.45%, 05/30/16	22	22,061
Kroger Co. (The)
1.20%, 10/17/16	100	100,161

		509,464
GAS — 0.27%
Sempra Energy
6.50%, 06/01/16	168	168,693

		168,693
HEALTH CARE — PRODUCTS — 0.56%
Becton Dickinson and Co.
1.75%, 11/08/16	172	172,541
Stryker Corp.
2.00%, 09/30/16	180	180,855

		353,396
HEALTH CARE — SERVICES — 0.18%
Ventas Realty LP
1.55%, 09/26/16	110	110,160

		110,160
INSURANCE — 2.07%
Allied World Assurance Co. Holdings Ltd.
7.50%, 08/01/16	338	343,215
Aon Corp.
3.13%, 05/27/16	106	106,208
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	318	318,208
Berkshire Hathaway Inc.
2.20%, 08/15/16	10	10,047
MetLife Inc.
6.75%, 06/01/16	313	314,402
Prudential Financial Inc.
3.00%, 05/12/16	106	106,084
Travelers Companies Inc. (The)
6.25%, 06/20/16	100	100,723

		1,298,887

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
INTERNET — 0.31%
Google Inc.
2.13%, 05/19/16	$195	$195,179

		195,179
MACHINERY — 1.59%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	153	153,221
1.35%, 09/06/16	50	50,114
2.05%, 08/01/16	422	423,343
Caterpillar Inc.
5.70%, 08/15/16	41	41,579
John Deere Capital Corp.
1.05%, 10/11/16	16	16,026
1.05%, 12/15/16	110	110,218
1.85%, 09/15/16	114	114,503
2.25%, 06/07/16	85	85,139

		994,143
MANUFACTURING — 0.67%
3M Co.
1.38%, 09/29/16[a]	297	298,076
Danaher Corp.
2.30%, 06/23/16	118	118,290

		416,366
MEDIA — 1.25%
21st Century Fox America Inc.
8.00%, 10/17/16	100	103,141
Comcast Corp.
4.95%, 06/15/16	30	30,150
Scripps Networks Interactive Inc.
2.70%, 12/15/16	118	118,819
Thomson Reuters Corp.
0.88%, 05/23/16	18	18,000
Viacom Inc.
2.50%, 12/15/16	200	201,007
Walt Disney Co. (The)
1.35%, 08/16/16	266	266,604
5.63%, 09/15/16	41	41,757

		779,478
MINING — 0.80%
BHP Billiton Finance USA Ltd.
1.88%, 11/21/16	200	200,970

Security	Principal (000s)	Value
Rio Tinto Finance USA PLC
1.38%, 06/17/16	$300	$300,135

		501,105
OIL & GAS — 2.99%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306	311,936
BP Capital Markets PLC
2.25%, 11/01/16	382	384,593
Chevron Corp.
0.89%, 06/24/16	212	212,119
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	324	330,700
Occidental Petroleum Corp.
4.13%, 06/01/16	137	137,348
Shell International Finance BV
0.90%, 11/15/16[a]	176	176,108
Total Capital International SA
1.00%, 08/12/16[a]	316	316,288

		1,869,092
OIL & GAS SERVICES — 0.43%
Halliburton Co.
1.00%, 08/01/16	172	172,034
Schlemburger Ltd.
1.15%, 12/15/16	100	99,994

		272,028
PHARMACEUTICALS — 1.16%
Johnson & Johnson
0.70%, 11/28/16	150	150,142
2.15%, 05/15/16	14	14,008
Merck & Co. Inc.
0.70%, 05/18/16	222	222,021
Mylan Inc.
1.35%, 11/29/16	114	113,792
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	225	226,657

		726,620
REAL ESTATE INVESTMENT TRUSTS — 0.24%
AvalonBay Communities Inc.
5.75%, 09/15/16[a]	100	101,606
Liberty Property LP
5.50%, 12/15/16	50	51,170

		152,776

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
RETAIL — 1.32%
CVS Health Corp.
1.20%, 12/05/16	$226	$226,544
6.13%, 08/15/16	100	101,540
Lowe’s Companies Inc.
5.40%, 10/15/16	12	12,254
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	176	180,809
Starbucks Corp.
0.88%, 12/05/16	100	100,156
Target Corp.
5.88%, 07/15/16	200	202,170

		823,473
SEMICONDUCTORS — 0.82%
Intel Corp.
1.95%, 10/01/16	377	379,059
Texas Instruments Inc.
2.38%, 05/16/16	136	136,086

		515,145
TELECOMMUNICATIONS — 2.66%
America Movil SAB de CV
2.38%, 09/08/16	400	401,855
AT&T Inc.
2.40%, 08/15/16	369	370,748
2.95%, 05/15/16	375	375,281
British Telecommunications PLC
1.63%, 06/28/16	200	200,226
Orange SA
2.75%, 09/14/16	182	183,146
Telefonica Emisiones SAU
6.42%, 06/20/16	134	134,903

		1,666,159
TOYS, GAMES & HOBBIES — 0.16%
Mattel Inc.
2.50%, 11/01/16	100	100,647

		100,647
TRANSPORTATION — 0.08%
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	50	50,183

		50,183

TOTAL CORPORATE BONDS & NOTES
(Cost: $35,265,452)		35,278,260

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 44.81%

MONEY MARKET FUNDS — 44.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,e,f]	988	$987,533
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,e,f]	54	53,882
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,e]	27,021	27,021,466

		28,062,881

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,062,881)		28,062,881

TOTAL INVESTMENTS IN SECURITIES — 101.14%
(Cost: $63,328,333)		63,341,141
Other Assets, Less Liabilities — (1.14)%		(712,558)

NET ASSETS — 100.00%		$62,628,583

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.87%

AEROSPACE & DEFENSE — 1.00%
General Dynamics Corp.
1.00%, 11/15/17	$237	$236,996
United Technologies Corp.
1.80%, 06/01/17	339	340,921
5.38%, 12/15/17	86	91,907

		669,824
AGRICULTURE — 0.58%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	15	15,212
Philip Morris International Inc.
1.13%, 08/21/17	84	84,112
1.25%, 11/09/17	227	227,783
1.63%, 03/20/17	9	9,068
Reynolds American Inc.
2.30%, 08/21/17[a]	50	50,566

		386,741
AUTO MANUFACTURERS — 2.26%
American Honda Finance Corp.
0.95%, 05/05/17	250	249,571
1.20%, 07/14/17	9	9,003
1.55%, 12/11/17	76	76,519
General Motors Financial Co. Inc.
2.63%, 07/10/17	43	43,430
3.00%, 09/25/17	221	224,737
4.75%, 08/15/17	95	98,588
PACCAR Financial Corp.
1.40%, 11/17/17	100	100,502
1.60%, 03/15/17	12	12,084
Toyota Motor Credit Corp.
1.13%, 05/16/17	59	59,155
1.25%, 10/05/17	223	223,248
1.75%, 05/22/17	233	234,783
2.05%, 01/12/17	186	187,611

		1,519,231
AUTO PARTS & EQUIPMENT — 0.15%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,747

		99,747

Security	Principal (000s)	Value
BANKS — 33.49%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	$151	$151,455
1.65%, 09/29/17	100	99,970
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17	250	250,666
1.25%, 06/13/17	200	199,732
Bank of America Corp.
1.70%, 08/25/17	396	395,888
3.88%, 03/22/17	102	104,256
5.42%, 03/15/17	100	103,355
5.75%, 12/01/17	230	244,222
6.00%, 09/01/17	155	163,595
6.40%, 08/28/17	525	556,812
Bank of America N.A.
5.30%, 03/15/17	500	516,925
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	295	295,100
1.40%, 09/11/17	53	53,127
2.50%, 01/11/17	239	241,514
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	12	12,108
2.40%, 01/17/17 (Call 12/18/16)	190	191,910
Bank of Nova Scotia (The)
1.25%, 04/11/17	233	233,063
1.38%, 12/18/17 (Call 11/18/17)	333	332,752
2.55%, 01/12/17	157	158,783
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	272	272,577
2.15%, 03/22/17 (Call 02/22/17)	300	302,594
BNP Paribas SA
1.38%, 03/17/17	236	236,349
2.38%, 09/14/17	285	288,089
BPCE SA
1.63%, 02/10/17	250	250,691
Capital One Financial Corp.
6.75%, 09/15/17	40	42,574
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,102
Citigroup Inc.
1.35%, 03/10/17	123	123,161

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
1.55%, 08/14/17	$248	$247,774
1.85%, 11/24/17	457	458,607
4.45%, 01/10/17	100	102,167
6.00%, 08/15/17	25	26,341
6.13%, 11/21/17	150	159,927
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	1,000	1,001,714
Cooperatieve Rabobank UA
3.38%, 01/19/17	438	445,072
Credit Suisse AG/New York NY
1.38%, 05/26/17	500	499,226
Deutsche Bank AG/London
1.35%, 05/30/17	161	160,021
1.40%, 02/13/17	436	435,740
6.00%, 09/01/17	322	338,105
Fifth Third Bancorp.
5.45%, 01/15/17	60	61,488
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	200	199,633
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	291	299,643
6.25%, 09/01/17	447	473,681
HSBC USA Inc.
1.50%, 11/13/17	200	200,087
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	200,902
JPMorgan Chase & Co.
1.35%, 02/15/17[a]	1,032	1,035,100
2.00%, 08/15/17	337	340,128
6.13%, 06/27/17	146	153,580
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	300	318,538
Lloyds Bank PLC
4.20%, 03/28/17	62	63,654
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	249,782
Morgan Stanley
4.75%, 03/22/17	494	509,236
5.45%, 01/09/17	300	308,739
5.95%, 12/28/17	100	106,797
6.25%, 08/28/17	500	529,320
Series F
5.55%, 04/27/17	200	207,979

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
2.75%, 03/09/17	$250	$253,567
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[c]	500	500,909
PNC Funding Corp.
5.63%, 02/01/17[c]	40	41,255
Royal Bank of Canada
1.20%, 01/23/17	310	310,749
1.25%, 06/16/17	206	205,722
1.40%, 10/13/17	202	201,794
Societe Generale SA
2.75%, 10/12/17	250	254,200
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	550	548,563
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	242	245,449
6.00%, 09/11/17	100	105,729
Svenska Handelsbanken AB
2.88%, 04/04/17[a]	500	507,348
Toronto-Dominion Bank (The)
1.13%, 05/02/17	333	332,682
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	311	312,412
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	250	250,424
UBS AG/Stamford CT
1.38%, 06/01/17	250	249,742
5.88%, 12/20/17	500	536,301
Wachovia Corp.
5.75%, 06/15/17	210	220,081
Wells Fargo & Co.
1.15%, 06/02/17	212	211,723
1.40%, 09/08/17	520	520,059
2.10%, 05/08/17	151	152,340
5.63%, 12/11/17	656	700,305
Westpac Banking Corp.
1.20%, 05/19/17[a]	400	399,703
1.50%, 12/01/17	100	100,279
2.00%, 08/14/17	100	100,798

		22,465,485
BEVERAGES — 2.98%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	33	33,077

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	$485	$487,049
Beam Suntory Inc.
1.88%, 05/15/17	100	100,209
Coca-Cola Co. (The)
0.88%, 10/27/17[a]	250	250,273
Diageo Capital PLC
1.50%, 05/11/17	355	356,370
5.75%, 10/23/17	64	68,232
Molson Coors Brewing Co.
2.00%, 05/01/17	50	50,212
PepsiCo Inc.
0.95%, 02/22/17	61	61,136
1.13%, 07/17/17	200	200,489
1.25%, 08/13/17	142	142,776
Series 1
1.00%, 10/13/17	250	250,283

		2,000,106
BIOTECHNOLOGY — 1.17%
Amgen Inc.
1.25%, 05/22/17	171	171,141
2.13%, 05/15/17	451	455,428
5.85%, 06/01/17	46	48,310
Celgene Corp.
1.90%, 08/15/17	109	109,594

		784,473
CHEMICALS — 0.96%
Eastman Chemical Co.
2.40%, 06/01/17	277	279,157
Ecolab Inc.
1.45%, 12/08/17	40	39,986
Monsanto Co.
1.15%, 06/30/17	137	136,337
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	40	40,982
Rohm & Haas Co.
6.00%, 09/15/17	100	105,706
Sherwin-Williams Co. (The)
1.35%, 12/15/17	40	39,954

		642,122
COMMERCIAL SERVICES — 0.18%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	109	108,728

Security	Principal (000s)	Value
Western Union Co. (The)
2.88%, 12/10/17	$9	$9,093

		117,821
COMPUTERS — 2.30%
Apple Inc.
0.90%, 05/12/17	109	109,032
1.05%, 05/05/17	410	410,943
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	300	302,857
International Business Machines Corp.
5.70%, 09/14/17	600	638,498
NetApp Inc.
2.00%, 12/15/17	83	82,905

		1,544,235
COSMETICS & PERSONAL CARE — 0.04%
Colgate-Palmolive Co.
1.30%, 01/15/17	30	30,129

		30,129
DIVERSIFIED FINANCIAL SERVICES — 7.57%
Air Lease Corp.
5.63%, 04/01/17	183	187,858
American Express Co.
6.15%, 08/28/17	191	202,289
American Express Credit Corp.
1.13%, 06/05/17	501	499,934
1.55%, 09/22/17	112	112,352
2.38%, 03/24/17	422	427,152
Bear Stearns Companies LLC (The)
5.55%, 01/22/17	76	78,215
6.40%, 10/02/17	153	163,508
Capital One Bank USA N.A.
1.20%, 02/13/17 (Call 01/13/17)	250	249,809
Discover Financial Services
6.45%, 06/12/17	100	104,568
Ford Motor Credit Co. LLC
1.50%, 01/17/17[a]	400	400,740
1.72%, 12/06/17	400	399,702
3.00%, 06/12/17	200	202,697
6.63%, 08/15/17	100	105,956
General Electric Co.
1.25%, 05/15/17 (Call 04/13/17)	271	271,970
1.60%, 11/20/17	67	67,699
2.30%, 04/27/17	91	92,232

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
2.90%, 01/09/17	$36	$36,512
5.40%, 02/15/17	67	69,412
5.63%, 09/15/17	190	202,157
Murray Street Investment Trust I
4.65%, 03/09/17[b]	310	318,428
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	75	75,021
1.10%, 01/27/17[a]	250	250,452
5.45%, 04/10/17	90	93,725
NYSE Holdings LLC
2.00%, 10/05/17	121	121,986
ORIX Corp.
3.75%, 03/09/17	40	40,711
Visa Inc.
1.20%, 12/14/17	300	301,341

		5,076,426
ELECTRIC — 3.56%
Alabama Power Co.
5.50%, 10/15/17	75	79,134
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	184	183,147
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	103,723
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	50	50,015
Commonwealth Edison Co.
6.15%, 09/15/17	50	53,343
Dominion Resources Inc./VA
1.25%, 03/15/17	150	150,034
Series A
1.40%, 09/15/17	50	49,850
Duke Energy Corp.
1.63%, 08/15/17	302	302,128
Edison International
3.75%, 09/15/17	150	154,314
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	110	111,794
Exelon Corp.
1.55%, 06/09/17	40	39,925
Exelon Generation Co. LLC
6.20%, 10/01/17	161	170,579
Florida Power & Light Co.
5.55%, 11/01/17	100	106,307

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	$100	$100,570
Pacific Gas & Electric Co.
5.63%, 11/30/17	121	128,724
Southern Co. (The)
1.30%, 08/15/17	200	199,437
TECO Finance Inc.
6.57%, 11/01/17	25	26,680
TransAlta Corp.
1.90%, 06/03/17	100	98,500
Virginia Electric & Power Co.
5.95%, 09/15/17	168	178,537
Xcel Energy Inc.
5.61%, 04/01/17	100	103,850

		2,390,591
ELECTRONICS — 0.28%
Honeywell International Inc.
5.30%, 03/15/17	10	10,378
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	177	176,986

		187,364
ENGINEERING & CONSTRUCTION — 0.06%
ABB Finance USA Inc.
1.63%, 05/08/17	40	40,123

		40,123
FOOD — 2.15%
ConAgra Foods Inc.
5.82%, 06/15/17	100	104,590
General Mills Inc.
1.40%, 10/20/17	109	109,521
5.70%, 02/15/17	308	319,527
Kellogg Co.
1.75%, 05/17/17	75	75,294
Kraft Heinz Foods Co.
1.60%, 06/30/17[d]	125	125,256
2.25%, 06/05/17	262	264,206
Kroger Co. (The)
2.20%, 01/15/17	100	100,779
6.40%, 08/15/17	37	39,417
Mondelez International Inc.
6.50%, 08/11/17	100	106,472
Unilever Capital Corp.
0.85%, 08/02/17	200	199,823

		1,444,885

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
GAS — 0.44%
CenterPoint Energy Inc.
5.95%, 02/01/17	$150	$154,462
Sempra Energy
2.30%, 04/01/17	143	143,879

		298,341
HEALTH CARE — PRODUCTS — 1.09%
Becton Dickinson and Co.
1.80%, 12/15/17	214	214,951
Boston Scientific Corp.
5.13%, 01/12/17	150	153,838
Covidien International Finance SA
6.00%, 10/15/17	252	269,700
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	90	89,860

		728,349
HEALTH CARE — SERVICES — 1.34%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	156	155,832
Anthem Inc.
2.38%, 02/15/17	50	50,390
5.88%, 06/15/17	187	195,914
Laboratory Corp. of America Holdings
2.20%, 08/23/17	46	46,194
UnitedHealth Group Inc.
1.40%, 10/15/17	68	68,273
1.40%, 12/15/17	77	77,344
1.45%, 07/17/17	202	202,674
6.00%, 06/15/17	100	105,309

		901,930
HOME FURNISHINGS — 0.34%
Whirlpool Corp.
1.35%, 03/01/17	125	125,415
1.65%, 11/01/17	100	100,264

		225,679
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kimberly-Clark Corp.
6.13%, 08/01/17	179	190,315

		190,315
INSURANCE — 2.15%
Aflac Inc.
2.65%, 02/15/17	240	243,237

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	$460	$462,506
Berkshire Hathaway Inc.
1.90%, 01/31/17	127	128,117
Chubb INA Holdings Inc.
5.70%, 02/15/17	40	41,506
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	100	100,684
MetLife Inc.
1.76%, 12/15/17	316	317,706
1.90%, 12/15/17	50	50,388
Prudential Financial Inc.
Series D
6.00%, 12/01/17	90	96,135

		1,440,279
INTERNET — 1.38%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	200	199,842
Amazon.com Inc.
1.20%, 11/29/17	253	253,785
Baidu Inc.
2.25%, 11/28/17	200	201,186
eBay Inc.
1.35%, 07/15/17	227	226,671
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	46	46,462

		927,946
IRON & STEEL — 0.32%
Nucor Corp.
5.75%, 12/01/17	56	59,463
Vale Overseas Ltd.
6.25%, 01/23/17	150	153,226

		212,689
LEISURE TIME — 0.06%
Carnival Corp.
1.88%, 12/15/17	37	37,238

		37,238
MACHINERY — 1.81%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	165	165,345
1.25%, 08/18/17	262	262,433
1.63%, 06/01/17	130	130,773
Series G
1.25%, 11/06/17	30	30,103

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Caterpillar Inc.
1.50%, 06/26/17	$46	$46,252
John Deere Capital Corp.
1.13%, 06/12/17	115	115,068
1.20%, 10/10/17	118	118,335
1.40%, 03/15/17	66	66,393
1.55%, 12/15/17	46	46,427
2.00%, 01/13/17	112	112,901
2.80%, 09/18/17	71	72,579
5.50%, 04/13/17	45	46,944

		1,213,553
MANUFACTURING — 2.35%
3M Co.
1.00%, 06/26/17	90	90,081
Eaton Corp.
1.50%, 11/02/17	260	260,497
General Electric Co.
5.25%, 12/06/17	915	977,347
Illinois Tool Works Inc.
0.90%, 02/25/17	106	106,096
Tyco Electronics Group SA
6.55%, 10/01/17	131	140,100

		1,574,121
MEDIA — 2.47%
Comcast Cable Communications LLC
8.88%, 05/01/17	90	96,826
Comcast Corp.
6.30%, 11/15/17	164	177,158
6.50%, 01/15/17[a]	174	180,734
Thomson Reuters Corp.
1.30%, 02/23/17	77	76,896
1.65%, 09/29/17	109	109,195
Time Warner Cable Inc.
5.85%, 05/01/17	307	319,826
Time Warner Companies Inc.
7.25%, 10/15/17	53	57,234
Viacom Inc.
3.50%, 04/01/17	74	75,090
6.13%, 10/05/17	109	115,024
Walt Disney Co. (The)
1.10%, 12/01/17	289	289,810
1.13%, 02/15/17	105	105,323

Security	Principal (000s)	Value
Series C
6.00%, 07/17/17	$50	$53,051

		1,656,167
MINING — 0.53%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	300	300,900
5.40%, 03/29/17	50	51,815

		352,715
OFFICE & BUSINESS EQUIPMENT — 0.22%
Pitney Bowes Inc.
5.75%, 09/15/17	22	22,921
Xerox Corp.
2.95%, 03/15/17	77	77,769
6.75%, 02/01/17	46	47,513

		148,203
OIL & GAS — 5.34%
Anadarko Petroleum Corp.
6.38%, 09/15/17	166	175,545
BP Capital Markets PLC
1.38%, 11/06/17	164	164,255
1.85%, 05/05/17	170	170,552
Canadian Natural Resources Ltd.
5.70%, 05/15/17	152	156,684
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	413	413,203
1.34%, 11/09/17	125	125,514
1.35%, 11/15/17	146	146,609
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	139	137,623
EOG Resources Inc.
5.88%, 09/15/17	140	147,752
Exxon Mobil Corp.
0.92%, 03/15/17	268	268,485
Marathon Oil Corp.
6.00%, 10/01/17	118	122,130
Occidental Petroleum Corp.
1.75%, 02/15/17	227	228,912
Phillips 66
2.95%, 05/01/17	261	265,865
Shell International Finance BV
1.13%, 08/21/17	121	120,693
1.25%, 11/10/17	210	210,250
5.20%, 03/22/17	49	50,866

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Total Capital International SA
1.00%, 01/10/17	$31	$31,017
1.50%, 02/17/17	39	39,178
1.55%, 06/28/17	454	455,188
Valero Energy Corp.
6.13%, 06/15/17	143	149,884

		3,580,205
OIL & GAS SERVICES — 0.12%
FMC Technologies Inc.
2.00%, 10/01/17	25	24,562
National Oilwell Varco Inc.
1.35%, 12/01/17	59	57,820

		82,382
PHARMACEUTICALS — 5.12%
AbbVie Inc.
1.75%, 11/06/17	639	641,180
Actavis Funding SCS
1.30%, 06/15/17	115	114,590
1.85%, 03/01/17	146	146,508
Actavis Inc.
1.88%, 10/01/17	133	133,377
AmerisourceBergen Corp.
1.15%, 05/15/17	140	139,538
AstraZeneca PLC
5.90%, 09/15/17	347	369,021
Bristol-Myers Squibb Co.
0.88%, 08/01/17	146	145,916
Eli Lilly & Co.
5.20%, 03/15/17	40	41,530
Express Scripts Holding Co.
1.25%, 06/02/17	127	126,562
2.65%, 02/15/17[a]	370	374,167
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	326	327,910
Johnson & Johnson
1.13%, 11/21/17	49	49,154
5.55%, 08/15/17	199	210,772
McKesson Corp.
1.29%, 03/10/17	194	194,337
5.70%, 03/01/17	37	38,385
Pfizer Inc.
0.90%, 01/15/17	40	40,081
1.10%, 05/15/17	239	239,071
6.05%, 03/30/17	40	41,895

Security	Principal (000s)	Value
Wyeth LLC
5.45%, 04/01/17	$59	$61,433

		3,435,427
PIPELINES — 1.80%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	25	25,303
Energy Transfer Partners LP
6.13%, 02/15/17	150	153,194
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	149	157,581
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	396	407,714
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	37	36,532
7.00%, 06/15/17	46	47,924
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	50	49,331
TransCanada PipeLines Ltd.
1.63%, 11/09/17	175	174,748
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	150	154,611

		1,206,938
REAL ESTATE INVESTMENT TRUSTS — 1.68%
Brandywine Operating Partnership LP
5.70%, 05/01/17	100	103,472
ERP Operating LP
5.75%, 06/15/17	93	97,519
Essex Portfolio LP
5.50%, 03/15/17	100	103,367
HCP Inc.
6.00%, 01/30/17	112	115,480
Hospitality Properties Trust
5.63%, 03/15/17	25	25,742
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	112	113,031
2.80%, 01/30/17 (Call 10/30/16)	208	209,889
Ventas Realty LP
1.25%, 04/17/17	100	99,742
Welltower Inc.
4.70%, 09/15/17	250	259,532

		1,127,774

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
RETAIL — 2.48%
AutoZone Inc.
1.30%, 01/13/17	$100	$100,182
Costco Wholesale Corp.
1.13%, 12/15/17	236	236,734
5.50%, 03/15/17	77	80,162
CVS Health Corp.
5.75%, 06/01/17	161	168,642
Dollar General Corp.
4.13%, 07/15/17	40	41,166
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	9	9,055
6.10%, 09/15/17	100	106,831
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	106,740
McDonald’s Corp.
5.80%, 10/15/17	218	232,356
Target Corp.
5.38%, 05/01/17	200	208,847
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	156	156,270
5.38%, 04/05/17	58	60,408
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	152	152,691

		1,660,084
SEMICONDUCTORS — 1.24%
Altera Corp.
1.75%, 05/15/17	74	74,594
Intel Corp.
1.35%, 12/15/17	500	503,201
KLA-Tencor Corp.
2.38%, 11/01/17	25	25,204
National Semiconductor Corp.
6.60%, 06/15/17	100	106,208
Texas Instruments Inc.
0.88%, 03/12/17	125	125,019

		834,226
SOFTWARE — 1.03%
Intuit Inc.
5.75%, 03/15/17	140	145,278
Microsoft Corp.
0.88%, 11/15/17	127	127,104

Security	Principal (000s)	Value
Oracle Corp.
1.20%, 10/15/17	$419	$420,685

		693,067
TELECOMMUNICATIONS — 4.77%
America Movil SAB de CV
5.63%, 11/15/17	12	12,744
AT&T Inc.
1.40%, 12/01/17[a]	436	435,855
1.60%, 02/15/17	83	83,340
1.70%, 06/01/17	51	51,180
2.40%, 03/15/17[a]	189	190,943
British Telecommunications PLC
1.25%, 02/14/17	200	200,032
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	109	110,145
Cisco Systems Inc.
1.10%, 03/03/17	610	611,884
3.15%, 03/14/17	27	27,562
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	53	52,993
Qwest Corp.
6.50%, 06/01/17	140	146,300
Telefonica Emisiones SAU
6.22%, 07/03/17	138	145,337
Verizon Communications Inc.
1.10%, 11/01/17	30	29,946
1.35%, 06/09/17	495	495,968
Vodafone Group PLC
1.25%, 09/26/17	280	279,142
1.63%, 03/20/17	80	80,303
5.63%, 02/27/17	236	244,673

		3,198,347
TRANSPORTATION — 0.70%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	140	146,144
CSX Corp.
5.60%, 05/01/17	78	81,225
Norfolk Southern Corp.
7.70%, 05/15/17	37	39,347
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	125	126,166

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 TERM CORPORATE ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
1.13%, 10/01/17	$75	$75,268

		468,150
TRUCKING & LEASING — 0.07%
GATX Corp.
1.25%, 03/04/17	50	49,758

		49,758
WATER — 0.01%
American Water Capital Corp.
6.09%, 10/15/17	6	6,379

		6,379

TOTAL CORPORATE BONDS & NOTES
(Cost: $65,514,660)		65,649,565

SHORT-TERM INVESTMENTS — 4.61%

MONEY MARKET FUNDS — 4.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,e,f]	2,179	2,178,505
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,e,f]	163	163,410
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,e]	747	747,039

		3,088,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,088,954)		3,088,954

TOTAL INVESTMENTS IN SECURITIES — 102.48%
(Cost: $68,603,614)		68,738,519
Other Assets, Less Liabilities — (2.48)%		(1,661,150)

NET ASSETS — 100.00%		$67,077,369

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.44%

AEROSPACE & DEFENSE — 0.85%
Lockheed Martin Corp.
1.85%, 11/23/18	$300	$304,133
Northrop Grumman Corp.
1.75%, 06/01/18	207	208,477
Raytheon Co.
6.40%, 12/15/18	100	113,240
United Technologies Corp.
1.78%, 05/04/18[a]	300	302,112

		927,962
AGRICULTURE — 0.99%
Altria Group Inc.
9.70%, 11/10/18	147	176,874
Archer-Daniels-Midland Co.
5.45%, 03/15/18	30	32,312
Philip Morris International Inc.
5.65%, 05/16/18	523	570,563
Reynolds American Inc.
2.30%, 06/12/18	303	308,652

		1,088,401
AUTO MANUFACTURERS — 2.90%
American Honda Finance Corp.
1.50%, 03/13/18	300	301,815
1.60%, 07/13/18	25	25,205
2.13%, 10/10/18	313	319,025
Ford Motor Credit Co. LLC
2.55%, 10/05/18	200	202,497
General Motors Co.
3.50%, 10/02/18	363	373,007
General Motors Financial Co. Inc.
2.40%, 04/10/18	84	84,522
3.25%, 05/15/18	307	313,569
6.75%, 06/01/18	50	54,477
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,857
Toyota Motor Credit Corp.
1.38%, 01/10/18	61	61,207
1.45%, 01/12/18	457	459,133
1.55%, 07/13/18	302	303,820
2.00%, 10/24/18	572	581,445

		3,179,579

Security	Principal (000s)	Value
BANKS — 34.78%
Abbey National Treasury Services PLC/United Kingdom
2.00%, 08/24/18	$200	$201,167
3.05%, 08/23/18	184	189,429
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	300	301,901
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	250	250,246
2.00%, 11/16/18	250	251,912
Bank of America Corp.
2.00%, 01/11/18	577	579,381
5.65%, 05/01/18	260	278,774
6.50%, 07/15/18	5	5,481
6.88%, 04/25/18	1,176	1,288,834
6.88%, 11/15/18	35	39,119
Series L
1.95%, 05/12/18	850	851,834
Bank of America N.A.
1.65%, 03/26/18	250	250,507
Bank of Montreal
1.40%, 04/10/18	314	313,573
1.45%, 04/09/18 (Call 03/09/18)	232	231,906
1.80%, 07/31/18	100	100,547
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	204	204,361
1.35%, 03/06/18 (Call 02/06/18)	100	100,224
2.10%, 08/01/18 (Call 07/02/18)	282	286,681
Bank of Nova Scotia (The)
1.45%, 04/25/18[b]	134	133,814
1.70%, 06/11/18 (Call 05/11/18)	150	150,474
2.05%, 10/30/18	516	521,141
Barclays PLC
2.00%, 03/16/18	200	198,826
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	130	130,266
2.05%, 06/19/18 (Call 05/15/18)	380	384,402
BNP Paribas SA
2.40%, 12/12/18	265	269,577
2.70%, 08/20/18	383	390,987
BPCE SA
1.63%, 01/26/18	250	250,228
2.50%, 12/10/18	250	254,622

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	$280	$280,266
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	500	498,089
2.35%, 08/17/18 (Call 07/17/18)	250	251,768
Citigroup Inc.
1.70%, 04/27/18	416	415,586
1.75%, 05/01/18	313	312,871
1.80%, 02/05/18	473	473,885
2.05%, 12/07/18	500	502,509
2.15%, 07/30/18	450	453,635
2.50%, 09/26/18	617	627,090
6.13%, 05/15/18	99	107,489
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	150	151,200
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	250	250,665
2.50%, 09/20/18	500	510,831
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	251,290
Credit Suisse AG/New York NY
1.70%, 04/27/18	500	499,794
1.75%, 01/29/18	750	751,649
6.00%, 02/15/18	111	118,211
Deutsche Bank AG/London
1.88%, 02/13/18	519	517,221
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	500	504,488
Fifth Third Bancorp.
4.50%, 06/01/18	131	137,179
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	400	403,718
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	769	778,682
2.90%, 07/19/18	977	1,000,641
5.95%, 01/18/18	202	216,182
6.15%, 04/01/18	837	904,928
HSBC USA Inc.
1.63%, 01/16/18	300	300,017
1.70%, 03/05/18	200	199,741
2.00%, 08/07/18	200	201,010
2.63%, 09/24/18	300	305,275

Security	Principal (000s)	Value
Huntington National Bank (The)
2.00%, 06/30/18	$500	$500,299
Intesa Sanpaolo SpA
3.88%, 01/16/18	400	410,341
Itau CorpBanca
3.13%, 01/15/18	200	202,020
JPMorgan Chase & Co.
1.63%, 05/15/18	461	461,772
1.80%, 01/25/18	12	12,067
6.00%, 01/15/18	575	617,473
Series H
1.70%, 03/01/18 (Call 02/01/18)	1,645	1,650,909
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,122
1.70%, 06/01/18	250	249,738
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	86	86,695
Lloyds Bank PLC
1.75%, 03/16/18	200	199,921
1.75%, 05/14/18	650	649,725
Morgan Stanley
1.88%, 01/05/18	167	167,560
2.13%, 04/25/18	822	827,643
2.20%, 12/07/18	134	135,180
6.63%, 04/01/18	800	871,257
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	254,830
National Australia Bank Ltd./New York
1.88%, 07/23/18	250	251,654
National Bank of Canada
2.10%, 12/14/18	250	251,454
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	750	752,799
1.80%, 11/05/18 (Call 10/06/18)[c]	250	251,897
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	250	249,589
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	180	179,032
Royal Bank of Canada
1.50%, 01/16/18	61	61,183
1.80%, 07/30/18	300	302,171
2.00%, 12/10/18	450	455,487
2.20%, 07/27/18	469	476,497

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	$250	$248,462
Societe Generale SA
2.63%, 10/01/18	250	255,922
State Street Corp.
1.35%, 05/15/18	180	180,285
4.96%, 03/15/18	130	136,237
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	250,119
1.95%, 07/23/18	500	501,940
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	281	283,503
Svenska Handelsbanken AB
1.63%, 03/21/18	250	251,085
Toronto-Dominion Bank (The)
1.40%, 04/30/18	188	187,922
1.63%, 03/13/18	415	416,933
1.75%, 07/23/18	250	251,411
2.63%, 09/10/18	336	344,557
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	234	237,260
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	251,057
UBS AG/Stamford CT
1.80%, 03/26/18[b]	250	251,536
5.75%, 04/25/18	500	541,154
Wachovia Corp.
5.75%, 02/01/18	483	518,738
Wells Fargo & Co.
1.50%, 01/16/18	704	706,473
Wells Fargo Bank N.A.
1.65%, 01/22/18	250	251,610
Westpac Banking Corp.
1.55%, 05/25/18	250	250,145
1.60%, 01/12/18	200	200,597
1.95%, 11/23/18	100	100,621
2.25%, 07/30/18	350	354,679

		38,087,685
BEVERAGES — 2.29%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	30	32,186
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	437	438,172

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.15%, 04/01/18	$310	$311,344
1.65%, 03/14/18	31	31,389
1.65%, 11/01/18[b]	365	370,924
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	150	152,227
Diageo Capital PLC
1.13%, 04/29/18	105	105,111
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	130	143,383
PepsiCo Inc.
1.25%, 04/30/18	300	301,473
5.00%, 06/01/18	196	211,906
7.90%, 11/01/18	356	412,931

		2,511,046
BIOTECHNOLOGY — 0.74%
Amgen Inc.
6.15%, 06/01/18	103	112,851
Biogen Inc.
6.88%, 03/01/18	105	115,022
Celgene Corp.
2.13%, 08/15/18	350	354,338
Gilead Sciences Inc.
1.85%, 09/04/18	225	228,517

		810,728
BUILDING MATERIALS — 0.21%
CRH America Inc.
8.13%, 07/15/18	207	233,152

		233,152
CHEMICALS — 0.78%
CF Industries Inc.
6.88%, 05/01/18	132	143,817
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	50	53,812
Ecolab Inc.
1.55%, 01/12/18	150	150,197
EI du Pont de Nemours & Co.
6.00%, 07/15/18	294	323,121
Monsanto Co.
5.13%, 04/15/18	100	106,917
Praxair Inc.
1.25%, 11/07/18	75	74,868

		852,732

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.26%
Catholic Health Initiatives
2.60%, 08/01/18	$100	$101,819
Total System Services Inc.
2.38%, 06/01/18	53	53,025
Western Union Co. (The)
3.65%, 08/22/18	125	128,567

		283,411
COMPUTERS — 3.09%
Apple Inc.
1.00%, 05/03/18	724	723,697
1.30%, 02/23/18	320	321,999
EMC Corp./MA
1.88%, 06/01/18	548	538,556
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[d]	600	612,006
International Business Machines Corp.
1.13%, 02/06/18	500	500,729
1.25%, 02/08/18	100	100,365
7.63%, 10/15/18	400	459,148
Seagate HDD Cayman
3.75%, 11/15/18	132	132,000

		3,388,500
COSMETICS & PERSONAL CARE — 0.33%
Colgate-Palmolive Co.
1.50%, 11/01/18	100	101,179
Procter & Gamble Co. (The)
1.60%, 11/15/18[b]	257	260,719

		361,898
DIVERSIFIED FINANCIAL SERVICES — 4.84%
Air Lease Corp.
2.13%, 01/15/18	5	4,946
2.63%, 09/04/18 (Call 08/04/18)	80	79,466
American Express Co.
1.55%, 05/22/18	334	333,722
7.00%, 03/19/18	173	189,848
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)	335	337,417
2.13%, 07/27/18	55	55,752
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	83	87,970
7.25%, 02/01/18	527	577,479

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	$100	$100,138
2.20%, 07/25/18 (Call 06/25/18)	100	101,430
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	402,140
2.38%, 01/16/18	400	403,368
2.88%, 10/01/18	400	408,964
5.00%, 05/15/18	200	211,634
General Electric Co.
1.63%, 04/02/18	161	162,997
5.63%, 05/01/18	688	750,549
Intercontinental Exchange Inc.
2.50%, 10/15/18	5	5,093
International Lease Finance Corp.
7.13%, 09/01/18[d]	225	245,813
Jefferies Group LLC
5.13%, 04/13/18	232	240,502
Nasdaq Inc.
5.25%, 01/16/18	100	105,739
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	409	496,936

		5,301,903
ELECTRIC — 4.65%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	150	151,725
5.75%, 04/01/18	132	142,373
Commonwealth Edison Co.
5.80%, 03/15/18	205	221,126
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	100	108,475
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	33	35,590
7.13%, 12/01/18	177	201,546
Dominion Resources Inc./VA
1.90%, 06/15/18	377	376,442
6.40%, 06/15/18	105	114,272
DTE Electric Co.
Series G
5.60%, 06/15/18	150	162,530
Duke Energy Carolinas LLC
7.00%, 11/15/18	33	37,530

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	$605	$607,514
Nevada Power Co.
6.50%, 08/01/18	155	171,092
NiSource Finance Corp.
6.40%, 03/15/18	107	116,079
Northern States Power Co./MN
5.25%, 03/01/18	105	112,545
Ohio Power Co.
6.05%, 05/01/18	100	107,961
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	155	172,546
Pacific Gas & Electric Co.
8.25%, 10/15/18	183	211,845
PacifiCorp
5.65%, 07/15/18	53	57,909
PECO Energy Co.
5.35%, 03/01/18	30	32,068
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	100	100,115
Public Service Co. of New Mexico
7.95%, 05/15/18	100	111,463
Public Service Electric & Gas Co.
5.30%, 05/01/18	250	269,467
South Carolina Electric & Gas Co.
6.50%, 11/01/18	150	167,585
Southern California Edison Co.
5.50%, 08/15/18	100	109,461
Southern Co. (The)
2.45%, 09/01/18	454	461,009
Southern Power Co.
1.50%, 06/01/18	100	99,305
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	100	107,368
TransAlta Corp.
6.90%, 05/15/18	125	128,250
WEC Energy Group Inc.
1.65%, 06/15/18	350	351,302
Wisconsin Public Service Corp.
1.65%, 12/04/18	40	40,130

		5,086,623

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Emerson Electric Co.
5.25%, 10/15/18	$150	$163,316

		163,316
ELECTRONICS — 0.84%
Honeywell International Inc.
5.30%, 03/01/18	252	271,196
Jabil Circuit Inc.
8.25%, 03/15/18	100	108,888
Koninklijke Philips NV
5.75%, 03/11/18	313	335,694
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	5	5,023
2.15%, 12/14/18	200	201,929

		922,730
ENVIRONMENTAL CONTROL — 0.34%
Republic Services Inc.
3.80%, 05/15/18	180	188,203
Waste Management Inc.
6.10%, 03/15/18	170	184,641

		372,844
FOOD — 1.39%
ConAgra Foods Inc.
1.90%, 01/25/18	207	207,981
Hershey Co. (The)
1.60%, 08/21/18	150	151,287
JM Smucker Co. (The)
1.75%, 03/15/18	250	251,143
Kellogg Co.
3.25%, 05/21/18	100	103,691
Kraft Heinz Foods Co.
2.00%, 07/02/18[d]	400	403,898
6.13%, 08/23/18	187	206,024
Kroger Co. (The)
6.80%, 12/15/18	50	56,759
Mondelez International Inc.
6.13%, 02/01/18	5	5,400
Sysco Corp.
5.25%, 02/12/18	126	133,761

		1,519,944
FOREST PRODUCTS & PAPER — 0.10%
International Paper Co.
7.95%, 06/15/18	102	114,497

		114,497

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
GAS — 0.41%
CenterPoint Energy Inc.
6.50%, 05/01/18	$100	$108,428
National Fuel Gas Co.
6.50%, 04/15/18	100	106,360
Sempra Energy
6.15%, 06/15/18	129	138,888
Southern California Gas Co.
1.55%, 06/15/18	100	100,372

		454,048
HAND & MACHINE TOOLS — 0.19%
Stanley Black & Decker Inc.
2.45%, 11/17/18	200	202,868

		202,868
HEALTH CARE — PRODUCTS — 1.36%
Boston Scientific Corp.
2.65%, 10/01/18	107	109,214
CR Bard Inc.
1.38%, 01/15/18	80	79,938
Danaher Corp.
1.65%, 09/15/18	200	202,798
Edwards Lifesciences Corp.
2.88%, 10/15/18	130	132,960
Medtronic Inc.
1.38%, 04/01/18	259	259,997
1.50%, 03/15/18	200	201,399
St. Jude Medical Inc.
2.00%, 09/15/18	100	100,994
Stryker Corp.
1.30%, 04/01/18	137	136,816
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	261	262,365

		1,486,481
HEALTH CARE — SERVICES — 1.27%
Anthem Inc.
1.88%, 01/15/18	229	230,164
2.30%, 07/15/18	132	133,789
Humana Inc.
6.30%, 08/01/18	100	109,826
7.20%, 06/15/18	105	116,702
Laboratory Corp. of America Holdings
2.50%, 11/01/18	100	100,918

Security	Principal (000s)	Value
UnitedHealth Group Inc.
1.90%, 07/16/18	$459	$465,263
6.00%, 02/15/18	211	228,784

		1,385,446
HOLDING COMPANIES — DIVERSIFIED — 0.19%
Ares Capital Corp.
4.88%, 11/30/18	132	134,733
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	75	74,939

		209,672
HOUSEHOLD PRODUCTS & WARES — 0.22%
Kimberly-Clark Corp.
6.25%, 07/15/18	150	166,711
7.50%, 11/01/18	67	77,417

		244,128
HOUSEWARES — 0.16%
Newell Brands Inc.
2.15%, 10/15/18	175	174,496

		174,496
INSURANCE — 1.98%
American International Group Inc.
5.85%, 01/16/18	225	241,357
Assurant Inc.
2.50%, 03/15/18	50	50,026
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	57	57,125
1.45%, 03/07/18	500	504,470
2.00%, 08/15/18	9	9,158
5.40%, 05/15/18	282	305,836
Berkshire Hathaway Inc.
1.55%, 02/09/18	119	120,102
Chubb Corp. (The)
5.75%, 05/15/18	131	142,217
MetLife Inc.
Series A
6.82%, 08/15/18	258	289,235
Prudential Financial Inc.
2.30%, 08/15/18	100	101,518
Voya Financial Inc.
2.90%, 02/15/18	231	234,138
XLIT Ltd.
2.30%, 12/15/18	110	110,498

		2,165,680

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
INTERNET — 0.50%
Baidu Inc.
3.25%, 08/06/18	$200	$205,029
eBay Inc.
2.50%, 03/09/18	225	228,598
Expedia Inc.
7.46%, 08/15/18	105	116,697

		550,324
IRON & STEEL — 0.13%
Nucor Corp.
5.85%, 06/01/18	131	141,459

		141,459
LODGING — 0.05%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	50	50,024

		50,024
MACHINERY — 1.95%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	30	30,097
1.50%, 02/23/18	200	201,354
1.70%, 06/16/18	265	267,820
1.80%, 11/13/18	250	253,286
5.45%, 04/15/18	197	212,849
7.05%, 10/01/18	25	28,299
Series G
2.45%, 09/06/18	100	102,834
Caterpillar Inc.
7.90%, 12/15/18	61	71,050
John Deere Capital Corp.
1.35%, 01/16/18	100	100,589
1.60%, 07/13/18	50	50,464
1.75%, 08/10/18	300	303,547
1.95%, 12/13/18	387	393,438
5.75%, 09/10/18	33	36,382
Roper Technologies Inc.
2.05%, 10/01/18	82	82,771

		2,134,780
MANUFACTURING — 0.42%
Crane Co.
2.75%, 12/15/18	200	202,677
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	232	257,939

		460,616

Security	Principal (000s)	Value
MEDIA — 1.84%
21st Century Fox America Inc.
7.25%, 05/18/18	$100	$111,181
8.25%, 08/10/18	25	28,625
CBS Corp.
4.63%, 05/15/18	100	105,897
Comcast Corp.
5.70%, 05/15/18	372	406,080
5.88%, 02/15/18	29	31,472
Historic TW Inc.
6.88%, 06/15/18	131	145,153
Thomson Reuters Corp.
6.50%, 07/15/18	257	282,577
Time Warner Cable Inc.
6.75%, 07/01/18	426	471,164
Viacom Inc.
2.50%, 09/01/18	128	129,184
Walt Disney Co. (The)
1.50%, 09/17/18[b]	300	303,365

		2,014,698
METAL FABRICATE & HARDWARE — 0.19%
Precision Castparts Corp.
1.25%, 01/15/18	207	207,379

		207,379
MINING — 0.82%
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	150	151,516
Goldcorp Inc.
2.13%, 03/15/18	130	128,827
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	69	75,946
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	540	545,713

		902,002
OFFICE & BUSINESS EQUIPMENT — 0.25%
Pitney Bowes Inc.
4.75%, 05/15/18	5	5,215
Xerox Corp.
6.35%, 05/15/18	246	262,925

		268,140
OIL & GAS — 6.02%
Apache Corp.
6.90%, 09/15/18	100	109,930

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
BP Capital Markets PLC
1.38%, 05/10/18	$433	$432,602
1.67%, 02/13/18	111	111,589
2.24%, 09/26/18	157	159,842
Canadian Natural Resources Ltd.
1.75%, 01/15/18	231	226,380
5.90%, 02/01/18	100	104,500
Chevron Corp.
1.37%, 03/02/18	265	265,929
1.72%, 06/24/18 (Call 05/24/18)	446	450,502
1.79%, 11/16/18	375	379,662
ConocoPhillips
5.20%, 05/15/18	153	163,141
ConocoPhillips Co.
1.50%, 05/15/18	405	402,810
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	157	151,050
EOG Resources Inc.
6.88%, 10/01/18	100	111,264
EQT Corp.
6.50%, 04/01/18	5	5,212
Exxon Mobil Corp.
1.31%, 03/06/18	513	515,656
1.44%, 03/01/18	350	352,967
Marathon Oil Corp.
5.90%, 03/15/18	206	214,240
Marathon Petroleum Corp.
2.70%, 12/14/18	100	100,449
Nabors Industries Inc.
6.15%, 02/15/18	159	162,180
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	103	103,050
Petro-Canada
6.05%, 05/15/18	231	246,861
Pioneer Natural Resources Co.
6.88%, 05/01/18	100	108,033
Shell International Finance BV
1.63%, 11/10/18	250	251,259
1.90%, 08/10/18	166	167,959
2.00%, 11/15/18	514	521,393
Suncor Energy Inc.
6.10%, 06/01/18	209	223,863
Total Capital Canada Ltd.
1.45%, 01/15/18	9	9,019

Security	Principal (000s)	Value
Total Capital SA
2.13%, 08/10/18	$538	$546,443

		6,597,785
OIL & GAS SERVICES — 0.37%
Baker Hughes Inc.
7.50%, 11/15/18	82	92,086
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	200	201,393
Western Atlas Inc.
6.00%, 06/01/18	100	107,862

		401,341
PHARMACEUTICALS — 5.52%
AbbVie Inc.
1.80%, 05/14/18	692	695,160
2.00%, 11/06/18	225	226,814
Actavis Funding SCS
2.35%, 03/12/18	725	732,654
AstraZeneca PLC
1.75%, 11/16/18	450	454,807
Baxalta Inc.
2.00%, 06/22/18[d]	100	99,539
Cardinal Health Inc.
1.95%, 06/15/18	350	353,121
Eli Lilly & Co.
1.25%, 03/01/18	160	160,518
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	629	686,260
Johnson & Johnson
1.65%, 12/05/18	409	415,041
5.15%, 07/15/18	5	5,443
McKesson Corp.
1.40%, 03/15/18	103	102,959
Medco Health Solutions Inc.
7.13%, 03/15/18	260	285,262
Merck & Co. Inc.
1.10%, 01/31/18	338	338,752
1.30%, 05/18/18	209	210,178
Mylan Inc.
2.60%, 06/24/18	30	30,237
Mylan NV
3.00%, 12/15/18[d]	150	152,573
Perrigo Co. PLC
2.30%, 11/08/18	200	200,384

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Pfizer Inc.
1.50%, 06/15/18	$434	$439,725
4.65%, 03/01/18	5	5,329
Sanofi
1.25%, 04/10/18	313	314,072
Zoetis Inc.
1.88%, 02/01/18	132	132,007

		6,040,835
PIPELINES — 1.89%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	150	149,250
Columbia Pipeline Group Inc.
2.45%, 06/01/18[d]	160	159,728
Enbridge Energy Partners LP
Series B
6.50%, 04/15/18	100	105,720
Energy Transfer Partners LP
2.50%, 06/15/18	200	195,500
6.70%, 07/01/18	181	191,407
Enterprise Products Operating LLC
1.65%, 05/07/18	129	128,565
6.65%, 04/15/18	100	109,234
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	310	326,512
Kinder Morgan Inc./DE
7.25%, 06/01/18	40	42,448
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	49,693
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	120	126,756
Spectra Energy Capital LLC
6.20%, 04/15/18	103	107,771
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	55	55,651
TransCanada PipeLines Ltd.
1.88%, 01/12/18	200	199,844
6.50%, 08/15/18	112	122,764

		2,070,843
REAL ESTATE INVESTMENT TRUSTS — 1.42%
American Tower Corp.
4.50%, 01/15/18	234	244,273

Security	Principal (000s)	Value
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	$231	$241,669
HCP Inc.
6.70%, 01/30/18	160	172,351
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	105,172
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	50	52,454
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	100	103,425
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	50	50,187
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	200	200,253
UDR Inc.
4.25%, 06/01/18	150	157,098
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	130	130,062
Welltower Inc.
2.25%, 03/15/18	100	100,693

		1,557,637
RETAIL — 3.17%
AutoNation Inc.
6.75%, 04/15/18	100	107,422
Best Buy Co. Inc.
5.00%, 08/01/18	130	136,175
Brinker International Inc.
2.60%, 05/15/18	100	100,552
CVS Health Corp.
1.90%, 07/20/18	534	540,852
2.25%, 12/05/18 (Call 11/05/18)	268	273,928
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	340	349,216
McDonald’s Corp.
2.10%, 12/07/18	200	203,916
5.35%, 03/01/18	212	228,019
Nordstrom Inc.
6.25%, 01/15/18	80	85,921
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	180	180,647
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	50	51,023

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Target Corp.
6.00%, 01/15/18	$350	$379,072
Wal-Mart Stores Inc.
1.13%, 04/11/18	132	132,568
1.95%, 12/15/18	564	577,518
5.80%, 02/15/18	115	124,930

		3,471,759
SAVINGS & LOANS — 0.10%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	103	104,731

		104,731
SEMICONDUCTORS — 0.63%
Altera Corp.
2.50%, 11/15/18	100	103,060
Maxim Integrated Products Inc.
2.50%, 11/15/18	103	103,578
QUALCOMM Inc.
1.40%, 05/18/18	304	305,403
Texas Instruments Inc.
1.00%, 05/01/18	180	179,570

		691,611
SOFTWARE — 1.61%
CA Inc.
2.88%, 08/15/18	50	50,613
Fidelity National Information Services Inc.
2.85%, 10/15/18	225	229,173
Microsoft Corp.
1.00%, 05/01/18	10	10,017
1.30%, 11/03/18	325	327,156
1.63%, 12/06/18	488	495,533
Oracle Corp.
5.75%, 04/15/18	598	651,025

		1,763,517
TELECOMMUNICATIONS — 4.12%
AT&T Inc.
1.75%, 01/15/18	157	157,602
2.38%, 11/27/18	417	425,840
5.50%, 02/01/18	632	676,271
5.60%, 05/15/18	237	256,283
British Telecommunications PLC
5.95%, 01/15/18	100	107,690

Security	Principal (000s)	Value
Cisco Systems Inc.
1.65%, 06/15/18	$611	$618,915
Deutsche Telekom International Finance BV
6.75%, 08/20/18	100	112,149
Harris Corp.
2.00%, 04/27/18	78	77,785
Rogers Communications Inc.
6.80%, 08/15/18	317	352,214
Telefonica Emisiones SAU
3.19%, 04/27/18	350	359,676
Verizon Communications Inc.
3.65%, 09/14/18	573	603,059
5.50%, 02/15/18	30	32,126
6.10%, 04/15/18	307	334,604
Vodafone Group PLC
1.50%, 02/19/18	335	334,695
4.63%, 07/15/18	59	62,625

		4,511,534
TOYS, GAMES & HOBBIES — 0.09%
Mattel Inc.
1.70%, 03/15/18	100	99,358

		99,358
TRANSPORTATION — 0.99%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	205	222,409
CSX Corp.
6.25%, 03/15/18	180	195,370
Norfolk Southern Corp.
5.75%, 04/01/18	124	134,235
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	75,767
Union Pacific Corp.
5.70%, 08/15/18	225	247,513
United Parcel Service Inc.
5.50%, 01/15/18	197	211,982

		1,087,276
TRUCKING & LEASING — 0.05%
GATX Corp.
2.38%, 07/30/18	50	49,786

		49,786

TOTAL CORPORATE BONDS & NOTES
(Cost: $106,307,532)		106,707,205

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,e,f]	1,027	$1,026,999
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,e,f]	56	56,036
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,e]	1,936	1,935,862

		3,018,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,018,897)		3,018,897

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $109,326,429)		109,726,102
Other Assets, Less Liabilities — (0.20)%		(214,223)

NET ASSETS — 100.00%		$109,511,879

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.01%

ADVERTISING — 0.01%
Omnicom Group Inc.
6.25%, 07/15/19	$11	$12,454

		12,454
AEROSPACE & DEFENSE — 1.68%
Boeing Capital Corp.
4.70%, 10/27/19	10	11,094
Boeing Co. (The)
6.00%, 03/15/19	513	580,873
L-3 Communications Corp.
5.20%, 10/15/19	270	291,919
Lockheed Martin Corp.
4.25%, 11/15/19	220	240,361
Northrop Grumman Corp.
5.05%, 08/01/19	310	343,190
United Technologies Corp.
6.13%, 02/01/19	463	520,839

		1,988,276
AGRICULTURE — 1.01%
Altria Group Inc.
9.25%, 08/06/19	420	521,427
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	175	203,348
Philip Morris International Inc.
1.38%, 02/25/19	100	100,090
1.88%, 01/15/19	187	189,738
Reynolds American Inc.
8.13%, 06/23/19	156	185,383

		1,199,986
AIRLINES — 0.12%
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	36	40,619
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	100	102,670

		143,289
AUTO MANUFACTURERS — 2.20%
American Honda Finance Corp.
1.70%, 02/22/19	100	100,900
2.25%, 08/15/19	320	327,960

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
2.94%, 01/08/19	$400	$409,049
General Motors Financial Co. Inc.
3.10%, 01/15/19	286	291,042
3.50%, 07/10/19	306	316,065
PACCAR Financial Corp.
1.65%, 02/25/19	55	55,193
Toyota Motor Credit Corp.
1.70%, 02/19/19	350	353,140
2.10%, 01/17/19	251	255,844
2.13%, 07/18/19	495	505,105

		2,614,298
BANKS — 31.41%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19	202	203,482
2.50%, 03/14/19	600	607,110
AgriBank FCB
Series AI
9.13%, 07/15/19[b]	250	253,200
Associated Banc-Corp
2.75%, 11/15/19 (Call 10/15/19)	50	50,046
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	600	607,375
Bank of America Corp.
2.60%, 01/15/19	1,194	1,213,957
2.65%, 04/01/19	902	918,470
7.63%, 06/01/19	680	788,443
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	411	418,671
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	361	367,557
2.20%, 03/04/19 (Call 02/02/19)	9	9,188
2.20%, 05/15/19 (Call 04/15/19)	213	217,283
2.30%, 09/11/19 (Call 08/11/19)	477	488,049
5.45%, 05/15/19	13	14,470
Bank of Nova Scotia (The)
1.95%, 01/15/19	409	411,450
2.05%, 06/05/19	120	120,927
Barclays Bank PLC
6.75%, 05/22/19	500	565,780
Barclays PLC
2.75%, 11/08/19[a]	400	400,371

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	$363	$369,407
5.25%, 11/01/19	5	5,516
6.85%, 04/30/19	153	176,066
BNP Paribas SA
2.45%, 03/17/19	212	215,714
BPCE SA
2.50%, 07/15/19	500	508,935
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	312	313,114
Citigroup Inc.
2.50%, 07/29/19	822	835,562
2.55%, 04/08/19	620	630,703
8.50%, 05/22/19	214	254,557
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	350	354,508
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	50	49,710
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	250	252,076
2.25%, 03/13/19	250	253,463
2.30%, 09/06/19[a]	250	253,453
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	500	508,264
Credit Suisse AG/New York NY
2.30%, 05/28/19[a]	850	858,271
5.30%, 08/13/19	450	495,109
Deutsche Bank AG/London
2.50%, 02/13/19	653	654,350
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	282	283,707
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/19 (Call 02/15/19)	450	455,576
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	250	250,230
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19	500	501,800
2.55%, 10/23/19	854	866,475
2.63%, 01/31/19	567	578,371
7.50%, 02/15/19	750	859,730
HSBC USA Inc.
2.38%, 11/13/19	400	404,107

Security	Principal (000s)	Value
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	$400	$413,525
Itau CorpBanca
3.88%, 09/22/19[b]	200	207,500
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	300	301,294
2.20%, 10/22/19	586	593,028
2.35%, 01/28/19[a]	689	701,458
6.30%, 04/23/19	708	797,286
KeyBank N.A./Cleveland OH
2.35%, 03/08/19	250	252,953
2.50%, 12/15/19	250	253,275
Lloyds Bank PLC
2.05%, 01/22/19	200	200,515
2.35%, 09/05/19	200	201,785
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	250	252,493
Morgan Stanley
2.38%, 07/23/19	778	786,040
2.45%, 02/01/19	500	507,030
2.50%, 01/24/19	173	175,830
5.63%, 09/23/19	1,100	1,221,710
7.30%, 05/13/19	900	1,036,195
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	252,327
National Australia Bank Ltd./New York
2.00%, 01/14/19	250	252,023
National City Corp.
6.88%, 05/15/19	16	18,176
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[c]	250	252,670
2.20%, 01/28/19 (Call 12/29/18)[c]	250	254,468
2.25%, 07/02/19 (Call 06/02/19)[c]	250	254,554
2.40%, 10/18/19 (Call 09/18/19)[c]	500	510,756
PNC Funding Corp.
6.70%, 06/10/19[c]	310	355,488
Royal Bank of Canada
1.63%, 04/15/19	500	500,472
2.15%, 03/15/19[a]	227	230,348
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	405	452,605

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	$250	$250,707
2.25%, 07/11/19	500	503,193
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	363	366,863
Svenska Handelsbanken AB
2.25%, 06/17/19	250	254,613
2.50%, 01/25/19	500	513,037
Toronto-Dominion Bank (The)
1.95%, 01/22/19	325	327,827
2.13%, 07/02/19	478	483,763
2.25%, 11/05/19	276	279,999
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	527	537,854
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19	250	250,483
2.13%, 10/28/19 (Call 09/28/19)	500	509,979
UBS AG/Stamford CT
2.38%, 08/14/19	750	761,477
Wells Fargo & Co.
2.13%, 04/22/19[a]	536	544,110
2.15%, 01/15/19	527	535,734
Westpac Banking Corp.
2.25%, 01/17/19	250	253,279
4.88%, 11/19/19	750	822,934

		37,276,259
BEVERAGES — 3.01%
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,245	1,261,993
2.15%, 02/01/19	401	408,841
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	129	151,969
7.75%, 01/15/19	844	981,555
Bottling Group LLC
5.13%, 01/15/19	313	344,703
PepsiCo Inc.
1.50%, 02/22/19	205	207,021
2.25%, 01/07/19 (Call 12/07/18)	207	212,321

		3,568,403
BIOTECHNOLOGY — 0.90%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	505	514,922
5.70%, 02/01/19	218	242,121

Security	Principal (000s)	Value
Celgene Corp.
2.25%, 05/15/19	$166	$168,336
Gilead Sciences Inc.
2.05%, 04/01/19	137	139,646

		1,065,025
CHEMICALS — 2.17%
Agrium Inc.
6.75%, 01/15/19	103	114,888
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	25	25,147
Dow Chemical Co. (The)
8.55%, 05/15/19	769	914,972
Eastman Chemical Co.
5.50%, 11/15/19	75	83,187
Ecolab Inc.
2.00%, 01/14/19	75	75,647
EI du Pont de Nemours & Co.
5.75%, 03/15/19	112	124,921
Lubrizol Corp.
8.88%, 02/01/19	113	134,109
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	646,003
Methanex Corp.
3.25%, 12/15/19	75	69,054
Monsanto Co.
2.13%, 07/15/19	111	112,388
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	58	65,434
Praxair Inc.
4.50%, 08/15/19	120	131,015
RPM International Inc.
6.13%, 10/15/19	75	83,231

		2,579,996
COMMERCIAL SERVICES — 0.45%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	75	82,538
MasterCard Inc.
2.00%, 04/01/19	157	160,261
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	125	128,121
Princeton University
Series A
4.95%, 03/01/19	3	3,302

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	$159	$161,324

		535,546
COMPUTERS — 1.93%
Apple Inc.
1.70%, 02/22/19	330	334,248
2.10%, 05/06/19	719	736,332
HP Inc.
2.75%, 01/14/19[a]	50	50,622
International Business Machines Corp.
1.80%, 05/17/19	400	404,596
1.88%, 05/15/19	300	304,385
1.95%, 02/12/19[a]	300	305,619
8.38%, 11/01/19	125	153,753

		2,289,555
COSMETICS & PERSONAL CARE — 0.63%
Colgate-Palmolive Co.
1.75%, 03/15/19	56	57,151
Procter & Gamble Co. (The)
1.90%, 11/01/19	222	227,141
4.70%, 02/15/19	424	465,286

		749,578
DIVERSIFIED FINANCIAL SERVICES — 4.10%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	5	5,019
American Express Co.
8.13%, 05/20/19	12	14,138
American Express Credit Corp.
2.13%, 03/18/19	576	583,791
2.25%, 08/15/19	476	483,231
Ameriprise Financial Inc.
7.30%, 06/28/19	50	57,950
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	250,506
2.30%, 06/05/19 (Call 05/05/19)	250	250,202
8.80%, 07/15/19	250	297,172
Ford Motor Credit Co. LLC
2.38%, 03/12/19	400	403,348
2.60%, 11/04/19	400	405,034
General Electric Co.
2.10%, 12/11/19	100	101,317
2.30%, 01/14/19[a]	375	386,218
6.00%, 08/07/19	314	359,717

Security	Principal (000s)	Value
Jefferies Group LLC
8.50%, 07/15/19[a]	$228	$259,870
Legg Mason Inc.
2.70%, 07/15/19	75	75,522
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	150	152,452
2.30%, 11/15/19 (Call 10/15/19)	200	203,660
Nomura Holdings Inc.
2.75%, 03/19/19	318	322,659
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	250	251,435
TD Ameritrade Holding Corp.
5.60%, 12/01/19	3	3,342

		4,866,583
ELECTRIC — 4.64%
Arizona Public Service Co.
8.75%, 03/01/19	103	121,734
Black Hills Corp.
2.50%, 01/11/19	100	101,622
CMS Energy Corp.
8.75%, 06/15/19	200	241,522
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	100	113,651
Consumers Energy Co.
6.70%, 09/15/19	210	242,605
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	236	238,993
5.20%, 08/15/19	215	235,191
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	75	75,649
Duke Energy Corp.
5.05%, 09/15/19	87	94,801
Duke Energy Progress LLC
5.30%, 01/15/19	10	10,955
Entergy Texas Inc.
7.13%, 02/01/19	184	208,720
Eversource Energy
4.50%, 11/15/19	200	217,199
Exelon Generation Co. LLC
5.20%, 10/01/19	264	287,451
Georgia Power Co.
4.25%, 12/01/19	108	117,447

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Indiana Michigan Power Co.
7.00%, 03/15/19	$225	$254,074
Jersey Central Power & Light Co.
7.35%, 02/01/19	250	281,859
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	410	420,924
Nevada Power Co.
7.13%, 03/15/19	11	12,675
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	100	100,087
2.70%, 09/15/19 (Call 08/15/19)	200	201,431
6.00%, 03/01/19	210	230,447
NiSource Finance Corp.
6.80%, 01/15/19	62	69,759
Oklahoma Gas & Electric Co.
8.25%, 01/15/19	100	115,881
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	125	125,645
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	50	50,503
Portland General Electric Co.
6.10%, 04/15/19	50	55,365
Progress Energy Inc.
4.88%, 12/01/19	275	299,495
7.05%, 03/15/19	250	281,905
Public Service Co. of Colorado
5.13%, 06/01/19	100	109,543
Public Service Co. of Oklahoma
5.15%, 12/01/19	100	109,776
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	250	254,511
Series I
1.80%, 06/01/19 (Call 05/01/19)	25	25,020
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	140	140,341
Wisconsin Power & Light Co.
5.00%, 07/15/19	50	54,924

		5,501,705
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
4.88%, 10/15/19[a]	30	33,075
5.00%, 04/15/19	50	54,355

		87,430

Security	Principal (000s)	Value
ELECTRONICS — 0.63%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	$55	$55,606
Honeywell International Inc.
5.00%, 02/15/19	242	266,427
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	55	54,960
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	368	373,675

		750,668
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
5.50%, 09/15/19	162	181,004

		181,004
FOOD — 2.04%
Campbell Soup Co.
4.50%, 02/15/19	100	107,530
ConAgra Foods Inc.
7.00%, 04/15/19	150	169,012
General Mills Inc.
2.20%, 10/21/19	216	220,492
5.65%, 02/15/19	266	296,251
Kellogg Co.
4.15%, 11/15/19	108	116,578
Kroger Co. (The)
2.00%, 01/15/19	150	151,892
2.30%, 01/15/19 (Call 12/15/18)	30	30,559
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	287	292,060
Sysco Corp.
1.90%, 04/01/19	350	352,260
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	267	274,019
Unilever Capital Corp.
2.20%, 03/06/19	400	410,911

		2,421,564
FOREST PRODUCTS & PAPER — 0.15%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100	113,567
International Paper Co.
9.38%, 05/15/19	50	59,962

		173,529

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
GAS — 0.59%
AGL Capital Corp.
5.25%, 08/15/19	$100	$108,225
Atmos Energy Corp.
8.50%, 03/15/19	200	237,202
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	100	101,282
Sempra Energy
9.80%, 02/15/19	212	255,840

		702,549
HAND & MACHINE TOOLS — 0.10%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	116,734

		116,734
HEALTH CARE — PRODUCTS — 1.21%
Becton Dickinson and Co.
2.68%, 12/15/19	595	609,545
5.00%, 05/15/19	12	13,104
6.38%, 08/01/19	122	138,825
Medtronic Inc.
5.60%, 03/15/19	200	223,131
Stryker Corp.
2.00%, 03/08/19	200	202,097
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	234	254,088

		1,440,790
HEALTH CARE — SERVICES — 1.19%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	125	126,108
Anthem Inc.
2.25%, 08/15/19	342	345,554
7.00%, 02/15/19	102	115,846
Dignity Health
2.64%, 11/01/19	50	50,779
Humana Inc.
2.63%, 10/01/19	100	101,814
Quest Diagnostics Inc.
2.70%, 04/01/19	135	137,964
UnitedHealth Group Inc.
1.63%, 03/15/19	112	112,795
1.70%, 02/15/19	250	252,440
2.30%, 12/15/19	159	163,059

		1,406,359

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.17%
FS Investment Corp.
4.00%, 07/15/19[a]	$50	$50,114
PennantPark Investment Corp.
4.50%, 10/01/19	100	98,993
Prospect Capital Corp.
5.00%, 07/15/19	50	47,500

		196,607
HOUSEHOLD PRODUCTS & WARES — 0.15%
Kimberly-Clark Corp.
1.40%, 02/15/19	130	130,989
1.90%, 05/22/19	50	50,939

		181,928
HOUSEWARES — 0.39%
Newell Brands Inc.
2.60%, 03/29/19	350	357,983
2.88%, 12/01/19 (Call 11/01/19)[a]	100	100,674

		458,657
INSURANCE — 2.63%
Allstate Corp. (The)
7.45%, 05/16/19	15	17,535
American Financial Group Inc./OH
9.88%, 06/15/19	100	120,598
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	420	424,790
AXIS Specialty Finance PLC
2.65%, 04/01/19	50	50,248
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	650	658,739
Berkshire Hathaway Inc.
2.10%, 08/14/19	112	114,719
Chubb INA Holdings Inc.
5.90%, 06/15/19	252	284,275
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	150	163,761
Lincoln National Corp.
8.75%, 07/01/19	157	186,729
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	201,751
MetLife Inc.
7.72%, 02/15/19	275	317,654

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Protective Life Corp.
7.38%, 10/15/19	$100	$115,423
Prudential Financial Inc.
2.35%, 08/15/19	125	126,895
7.38%, 06/15/19	163	188,729
Travelers Companies Inc. (The)
5.90%, 06/02/19	106	119,594
WR Berkley Corp.
7.38%, 09/15/19	25	28,986

		3,120,426
INTERNET — 1.48%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	600	603,687
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	354	367,861
Baidu Inc.
2.75%, 06/09/19	400	405,171
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	374	376,717

		1,753,436
IRON & STEEL — 0.21%
Vale Overseas Ltd.
5.63%, 09/15/19[a]	250	252,187

		252,187
LODGING — 0.13%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	156	159,228

		159,228
MACHINERY — 1.19%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	257	262,746
2.25%, 12/01/19	121	124,401
7.15%, 02/15/19	233	269,220
Deere & Co.
4.38%, 10/16/19	105	115,352
John Deere Capital Corp.
1.95%, 01/08/19	400	406,392
1.95%, 03/04/19	100	101,605
2.25%, 04/17/19	8	8,201
2.30%, 09/16/19	109	111,960
Roper Technologies Inc.
6.25%, 09/01/19	5	5,626

		1,405,503

Security	Principal (000s)	Value
MANUFACTURING — 0.97%
3M Co.
1.63%, 06/15/19	$208	$210,751
Danaher Corp.
5.40%, 03/01/19	162	179,687
Eaton Corp.
6.95%, 03/20/19	100	113,957
Illinois Tool Works Inc.
1.95%, 03/01/19	207	209,734
6.25%, 04/01/19	216	244,891
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	125	128,224
Textron Inc.
7.25%, 10/01/19	50	57,196

		1,144,440
MEDIA — 2.83%
21st Century Fox America Inc.
6.90%, 03/01/19	114	129,911
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	162	164,146
Comcast Corp.
5.70%, 07/01/19	412	466,103
Discovery Communications LLC
5.63%, 08/15/19	110	120,703
RELX Capital Inc.
8.63%, 01/15/19	100	115,858
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	136	137,471
Thomson Reuters Corp.
4.70%, 10/15/19	108	116,853
Time Warner Cable Inc.
8.25%, 04/01/19	636	746,040
8.75%, 02/14/19	278	328,158
Time Warner Inc.
2.10%, 06/01/19	173	174,434
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	100	100,767
5.63%, 09/15/19	210	230,575
Walt Disney Co. (The)
1.65%, 01/08/19	300	304,018
1.85%, 05/30/19	111	113,033
5.50%, 03/15/19	99	110,827

		3,358,897

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
MINING — 1.02%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	$505	$571,027
Newmont Mining Corp.
5.13%, 10/01/19	166	180,340
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	378	453,180

		1,204,547
OFFICE & BUSINESS EQUIPMENT — 0.29%
Pitney Bowes Inc.
6.25%, 03/15/19	50	54,623
Xerox Corp.
2.75%, 03/15/19	31	30,811
5.63%, 12/15/19[a]	247	263,210

		348,644
OIL & GAS — 5.44%
Anadarko Petroleum Corp.
8.70%, 03/15/19	255	290,011
BP Capital Markets PLC
2.24%, 05/10/19	475	482,883
4.75%, 03/10/19	168	182,371
Chevron Corp.
2.19%, 11/15/19 (Call 10/15/19)	438	447,114
4.95%, 03/03/19	283	310,262
ConocoPhillips
5.75%, 02/01/19	644	707,883
Devon Energy Corp.
6.30%, 01/15/19	184	194,488
Encana Corp.
6.50%, 05/15/19	200	203,500
EOG Resources Inc.
5.63%, 06/01/19	314	345,666
EQT Corp.
8.13%, 06/01/19	13	14,235
Exxon Mobil Corp.
1.71%, 03/01/19	450	454,811
1.82%, 03/15/19 (Call 02/15/19)	409	414,546
Hess Corp.
8.13%, 02/15/19	221	249,133
Husky Energy Inc.
7.25%, 12/15/19	316	355,716
Noble Energy Inc.
8.25%, 03/01/19	195	217,776

Security	Principal (000s)	Value
Repsol Oil & Gas Canada Inc.
7.75%, 06/01/19	$107	$115,560
Shell International Finance BV
4.30%, 09/22/19	639	695,240
Total Capital International SA
2.10%, 06/19/19	483	490,763
2.13%, 01/10/19	122	123,770
Valero Energy Corp.
9.38%, 03/15/19	138	164,037

		6,459,765
OIL & GAS SERVICES — 0.28%
Halliburton Co.
6.15%, 09/15/19	297	336,763

		336,763
PACKAGING & CONTAINERS — 0.18%
Bemis Co. Inc.
6.80%, 08/01/19	50	56,298
WestRock RKT Co.
4.45%, 03/01/19	150	157,226

		213,524
PHARMACEUTICALS — 5.03%
Abbott Laboratories
5.13%, 04/01/19	214	233,348
Actavis Funding SCS
2.45%, 06/15/19	358	362,066
AmerisourceBergen Corp.
4.88%, 11/15/19	100	109,516
AstraZeneca PLC
1.95%, 09/18/19	374	378,633
Bristol-Myers Squibb Co.
1.75%, 03/01/19	107	108,568
Cardinal Health Inc.
2.40%, 11/15/19	100	102,144
Eli Lilly & Co.
1.95%, 03/15/19	132	133,954
Express Scripts Holding Co.
2.25%, 06/15/19	488	492,083
Express Scripts Inc.
7.25%, 06/15/19	12	13,810
Johnson & Johnson
1.13%, 03/01/19	250	250,020
1.88%, 12/05/19	172	175,937

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
McKesson Corp.
2.28%, 03/15/19	$396	$401,649
7.50%, 02/15/19	100	115,367
Mead Johnson Nutrition Co.
4.90%, 11/01/19	157	171,082
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	272	302,446
Mylan Inc.
2.55%, 03/28/19[a]	157	157,339
Novartis Securities Investment Ltd.
5.13%, 02/10/19	833	920,221
Pfizer Inc.
2.10%, 05/15/19	424	434,431
6.20%, 03/15/19	977	1,109,381

		5,971,995
PIPELINES — 2.52%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	100	101,000
Buckeye Partners LP
5.50%, 08/15/19	100	106,500
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	125	111,875
Enbridge Energy Partners LP
9.88%, 03/01/19	83	94,563
Energy Transfer Partners LP
9.00%, 04/15/19[a]	100	111,500
9.70%, 03/15/19	150	169,500
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	100	91,500
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	140	142,169
6.50%, 01/31/19	290	323,696
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	166	163,946
9.00%, 02/01/19	135	153,828
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	504	501,151
Magellan Midstream Partners LP
6.55%, 07/15/19	110	123,376
ONEOK Partners LP
8.63%, 03/01/19[a]	108	119,081
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	212	202,799

Security	Principal (000s)	Value
Spectra Energy Capital LLC
8.00%, 10/01/19	$87	$99,434
TransCanada PipeLines Ltd.
3.13%, 01/15/19	235	240,227
7.13%, 01/15/19	120	134,687

		2,990,832
REAL ESTATE INVESTMENT TRUSTS — 1.97%
American Tower Corp.
3.40%, 02/15/19	245	253,430
7.25%, 05/15/19	75	85,310
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	193	216,012
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	125	126,686
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	225	231,929
Kimco Realty Corp.
6.88%, 10/01/19	100	115,225
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	100	102,438
Realty Income Corp.
6.75%, 08/15/19	261	296,491
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	25	24,878
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	282	286,672
10.35%, 04/01/19 (Call 01/01/19)	66	81,073
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	115	120,423
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	100,674
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	164	172,257
Weyerhaeuser Co.
7.38%, 10/01/19	107	122,758

		2,336,256
RETAIL — 2.29%
Costco Wholesale Corp.
1.70%, 12/15/19	382	387,631
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	317	324,073

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$567	$579,265
Lowe’s Companies Inc.
1.15%, 04/15/19	100	100,023
McDonald’s Corp.
1.88%, 05/29/19	250	252,492
Target Corp.
2.30%, 06/26/19	316	326,005
Wal-Mart Stores Inc.
4.13%, 02/01/19	308	332,537
Walgreen Co.
5.25%, 01/15/19[a]	54	58,446
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	349	359,241

		2,719,713
SEMICONDUCTORS — 0.35%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	100	101,790
Texas Instruments Inc.
1.65%, 08/03/19	263	265,150
Xilinx Inc.
2.13%, 03/15/19	53	53,299

		420,239
SOFTWARE — 1.78%
CA Inc.
5.38%, 12/01/19	136	148,236
Microsoft Corp.
4.20%, 06/01/19	272	297,214
Oracle Corp.
2.25%, 10/08/19	682	702,026
2.38%, 01/15/19	402	415,164
5.00%, 07/08/19	496	553,382

		2,116,022
TELECOMMUNICATIONS — 4.88%
America Movil SAB de CV
5.00%, 10/16/19	300	329,799
AT&T Inc.
2.30%, 03/11/19	307	312,966
5.80%, 02/15/19	625	693,550
5.88%, 10/01/19	392	443,693
British Telecommunications PLC
2.35%, 02/14/19	200	203,948

Security	Principal (000s)	Value
Cisco Systems Inc.
1.60%, 02/28/19	$850	$859,600
2.13%, 03/01/19	594	609,055
4.95%, 02/15/19	171	188,176
Corning Inc.
6.63%, 05/15/19	100	112,711
Deutsche Telekom International Finance BV
6.00%, 07/08/19	75	85,028
Juniper Networks Inc.
3.13%, 02/26/19	175	177,611
Orange SA
2.75%, 02/06/19	408	420,384
5.38%, 07/08/19	178	197,602
Telefonica Emisiones SAU
5.88%, 07/15/19	260	290,520
Verizon Communications Inc.
2.55%, 06/17/19	262	269,221
Vodafone Group PLC
5.45%, 06/10/19	548	603,086

		5,796,950
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.35%, 05/06/19	62	62,050

		62,050
TRANSPORTATION — 1.28%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	214	236,782
Canadian National Railway Co.
5.55%, 03/01/19	109	121,288
Canadian Pacific Railway Co.
7.25%, 05/15/19	100	114,758
CSX Corp.
7.38%, 02/01/19	61	70,008
FedEx Corp.
8.00%, 01/15/19	216	252,628
Norfolk Southern Corp.
5.90%, 06/15/19	61	68,377
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	120	120,666
2.55%, 06/01/19 (Call 05/01/19)[a]	100	100,947
Union Pacific Corp.
2.25%, 02/15/19	50	51,238

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
5.13%, 04/01/19	$346	$383,732

		1,520,424
TRUCKING & LEASING — 0.11%
GATX Corp.
2.50%, 03/15/19	125	124,407

		124,407

TOTAL CORPORATE BONDS & NOTES
(Cost: $115,475,082)		116,325,020

SHORT-TERM INVESTMENTS — 5.03%

MONEY MARKET FUNDS — 5.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	3,151	3,151,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	236	236,372
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	2,589	2,589,024

		5,976,594

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,976,594)		5,976,594

TOTAL INVESTMENTS IN SECURITIES — 103.04%
(Cost: $121,451,676)		122,301,614
Other Assets, Less Liabilities — (3.04)%		(3,612,295)

NET ASSETS — 100.00%		$118,689,319

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.98%

ADVERTISING — 0.30%
Omnicom Group Inc.
4.45%, 08/15/20	$385	$420,597

		420,597
AEROSPACE & DEFENSE —1.60%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	100	99,787
4.88%, 02/15/20	75	84,142
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	150	150,392
L-3 Communications Corp.
4.75%, 07/15/20	200	213,484
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	835	858,969
Raytheon Co.
3.13%, 10/15/20	450	478,409
United Technologies Corp.
4.50%, 04/15/20	325	359,018

		2,244,201
AGRICULTURE — 0.81%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	270	279,409
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	100	102,169
Philip Morris International Inc.
4.50%, 03/26/20	200	222,021
Reynolds American Inc.
3.25%, 06/12/20	450	471,204
6.88%, 05/01/20	50	59,010

		1,133,813
AIRLINES — 0.15%
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	12	12,394
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	200	203,529

		215,923
APPAREL — 0.04%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	50	51,401

		51,401

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 2.19%
American Honda Finance Corp.
2.15%, 03/13/20	$50	$50,971
2.45%, 09/24/20	400	412,150
Ford Motor Credit Co. LLC
2.46%, 03/27/20	600	600,651
3.16%, 08/04/20	200	205,440
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	150	152,679
3.20%, 07/13/20 (Call 06/13/20)	350	356,368
3.70%, 11/24/20 (Call 10/24/20)	575	597,156
Toyota Motor Credit Corp.
2.15%, 03/12/20	545	554,551
Series B
4.50%, 06/17/20	125	138,212

		3,068,178
AUTO PARTS & EQUIPMENT — 0.19%
BorgWarner Inc.
4.63%, 09/15/20	50	54,418
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	150	154,229
Johnson Controls Inc.
5.00%, 03/30/20	50	54,380

		263,027
BANKS — 27.91%
Abbey National Treasury Services PLC/United Kingdom
2.38%, 03/16/20	175	175,615
Australia & New Zealand Banking Group Ltd./New York NY
2.70%, 11/16/20	250	255,815
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	400	404,523
Bank of America Corp.
2.63%, 10/19/20	1,000	1,008,227
5.63%, 07/01/20	885	993,034
Series L
2.25%, 04/21/20	675	673,484
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	360	368,803
2.60%, 08/17/20 (Call 07/17/20)	400	412,435
Series G
2.15%, 02/24/20 (Call 01/24/20)	475	483,048

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
2.35%, 10/21/20	$300	$302,552
Barclays Bank PLC
5.14%, 10/14/20	100	107,006
Barclays PLC
2.88%, 06/08/20	1,000	997,127
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	600	610,873
2.63%, 06/29/20 (Call 05/29/20)	250	255,305
BNP Paribas SA
2.38%, 05/21/20	600	605,692
BPCE SA
2.25%, 01/27/20	250	251,523
Citigroup Inc.
2.40%, 02/18/20	675	679,159
2.65%, 10/26/20	850	859,006
5.38%, 08/09/20[a]	350	391,583
City National Corp./CA
5.25%, 09/15/20	125	139,813
Comerica Bank
2.50%, 06/02/20	250	249,713
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	252,499
2.40%, 11/02/20	500	505,779
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	253,116
Credit Suisse AG/New York NY
4.38%, 08/05/20	250	270,095
5.40%, 01/14/20	775	840,271
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	450	446,216
3.13%, 12/10/20[b]	500	498,832
Deutsche Bank AG
2.95%, 08/20/20	280	279,662
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	500	507,941
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	525	534,188
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	100,083
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	775	784,213

Security	Principal (000s)	Value
2.75%, 09/15/20 (Call 08/15/20)	$1,175	$1,192,168
5.38%, 03/15/20	925	1,025,087
6.00%, 06/15/20	50	56,856
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	250	269,566
HSBC USA Inc.
2.35%, 03/05/20	900	902,313
2.75%, 08/07/20	425	431,346
5.00%, 09/27/20	300	324,846
Huntington Bancshares Inc./OH
7.00%, 12/15/20[a]	100	115,600
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)[a]	250	249,261
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	1,025	1,032,897
2.55%, 10/29/20 (Call 09/29/20)	800	811,398
2.75%, 06/23/20 (Call 05/23/20)	900	920,908
4.25%, 10/15/20	650	703,110
4.40%, 07/22/20	575	623,831
4.95%, 03/25/20	300	330,672
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	250	250,187
KeyCorp
2.90%, 09/15/20	285	290,527
Lloyds Bank PLC
2.40%, 03/17/20[a]	200	201,630
2.70%, 08/17/20	400	408,486
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	249,732
Morgan Stanley
2.65%, 01/27/20	900	914,787
2.80%, 06/16/20	1,000	1,018,391
5.50%, 01/26/20	700	778,150
5.50%, 07/24/20	500	560,282
National Australia Bank Ltd./New York
2.63%, 07/23/20	250	255,489
Northern Trust Corp.
3.45%, 11/04/20	100	106,535
PNC Bank N.A.
2.45%, 11/05/20 (Call 10/06/20)[c]	750	764,265
2.60%, 07/21/20 (Call 06/21/20)[c]	250	256,235
PNC Funding Corp.
4.38%, 08/11/20[c]	290	316,608
5.13%, 02/08/20[c]	100	111,368

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Royal Bank of Canada
2.15%, 03/06/20	$100	$100,813
2.35%, 10/30/20	525	532,199
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	150	169,185
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	400	392,905
Santander UK Group Holdings PLC
2.88%, 10/16/20	450	448,048
State Street Corp.
2.55%, 08/18/20	300	308,263
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	750	757,180
2.45%, 10/20/20	250	251,272
Svenska Handelsbanken AB
2.40%, 10/01/20[a]	500	508,847
Toronto-Dominion Bank (The)
2.50%, 12/14/20	650	662,838
UBS AG/Stamford CT
2.35%, 03/26/20[a]	750	757,562
Wells Fargo & Co.
2.55%, 12/07/20	650	662,198
2.60%, 07/22/20	940	962,364
Series N
2.15%, 01/30/20	700	707,321
Westpac Banking Corp.
2.30%, 05/26/20	150	151,459
2.60%, 11/23/20	750	765,258

		39,107,474
BEVERAGES — 3.46%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	375	418,646
5.38%, 01/15/20	750	841,965
Coca-Cola Co. (The)
1.88%, 10/27/20	1,100	1,116,909
2.45%, 11/01/20	100	103,900
3.15%, 11/15/20	425	453,739
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	200	208,573
Diageo Capital PLC
4.83%, 07/15/20	150	168,447

Security	Principal (000s)	Value
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	$200	$202,656
2.15%, 10/14/20 (Call 09/14/20)	500	513,068
3.13%, 11/01/20	350	372,781
4.50%, 01/15/20	400	443,097

		4,843,781
BIOTECHNOLOGY — 2.25%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	100	100,924
3.45%, 10/01/20	605	642,442
Biogen Inc.
2.90%, 09/15/20	485	501,544
Celgene Corp.
2.88%, 08/15/20	500	516,233
3.95%, 10/15/20	175	188,087
Genzyme Corp.
5.00%, 06/15/20	50	56,266
Gilead Sciences Inc.
2.35%, 02/01/20	250	256,065
2.55%, 09/01/20	865	892,669

		3,154,230
BUILDING MATERIALS — 0.11%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	150	151,255

		151,255
CHEMICALS — 1.49%
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	100	100,692
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	25	26,234
CF Industries Inc.
7.13%, 05/01/20	225	258,555
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	675	736,282
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	350	356,310
Ecolab Inc.
2.25%, 01/12/20	50	50,569
EI du Pont de Nemours & Co.
4.63%, 01/15/20	275	301,897
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	150	163,029

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
PPG Industries Inc.
3.60%, 11/15/20	$50	$52,063
Praxair Inc.
2.25%, 09/24/20	50	50,884

		2,096,515
COMMERCIAL SERVICES — 0.61%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	300	308,940
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	325	334,031
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	100	103,863
Western Union Co. (The)
5.25%, 04/01/20	100	107,768

		854,602
COMPUTERS — 2.61%
Apple Inc.
1.55%, 02/07/20	500	500,919
2.00%, 05/06/20	400	406,987
EMC Corp./MA
2.65%, 06/01/20	725	674,705
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,b]	900	930,213
HP Inc.
3.75%, 12/01/20	225	235,816
International Business Machines Corp.
1.63%, 05/15/20	700	700,969
Lexmark International Inc.
5.13%, 03/15/20	200	205,607

		3,655,216
COSMETICS & PERSONAL CARE — 0.07%
Colgate-Palmolive Co.
2.95%, 11/01/20	100	106,155

		106,155
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
6.00%, 04/01/20	78	86,191

		86,191
DIVERSIFIED FINANCIAL SERVICES — 7.17%
Air Lease Corp.
4.75%, 03/01/20	100	105,069

Security	Principal (000s)	Value
Alterra Finance LLC
6.25%, 09/30/20	$200	$227,304
American Express Credit Corp.
2.38%, 05/26/20 (Call 04/25/20)[a]	850	863,800
Series F
2.60%, 09/14/20 (Call 08/14/20)	425	434,377
Ameriprise Financial Inc.
5.30%, 03/15/20	105	117,101
BP Capital Markets PLC
2.52%, 01/15/20	345	352,882
Charles Schwab Corp. (The)
4.45%, 07/22/20	175	192,810
Ford Motor Credit Co. LLC
8.13%, 01/15/20	200	238,944
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[b]	2,159	2,208,878
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	825	845,794
4.38%, 09/16/20	266	294,340
5.50%, 01/08/20	100	113,983
Series A
5.55%, 05/04/20	175	201,151
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	550	566,243
Lazard Group LLC
4.25%, 11/14/20	150	155,768
Nasdaq Inc.
5.55%, 01/15/20	198	218,282
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	250	252,318
2.35%, 06/15/20 (Call 05/15/20)	100	100,656
Nomura Holdings Inc.
6.70%, 03/04/20	775	892,586
Stifel Financial Corp.
3.50%, 12/01/20	181	180,773
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	100	99,893
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	1,250	1,280,509
Washington Prime Group LP
3.85%, 04/01/20 (Call 03/02/20)	100	102,404

		10,045,865

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
ELECTRIC — 3.75%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	$150	$152,532
Avangrid Inc.
4.63%, 10/01/20	108	114,155
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	125	127,294
CMS Energy Corp.
6.25%, 02/01/20	150	171,866
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	50	54,617
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	200	222,690
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	53,030
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	275	293,975
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	350	383,915
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	200	203,603
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	400	404,399
4.00%, 10/01/20 (Call 07/01/20)[a]	250	262,433
Integrys Holding Inc.
4.17%, 11/01/20	50	53,844
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	75	78,867
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	350	370,923
NiSource Finance Corp.
5.45%, 09/15/20	125	140,293
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	50	50,848
NV Energy Inc.
6.25%, 11/15/20	100	117,974
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	395	416,318
Pennsylvania Electric Co.
5.20%, 04/01/20	50	53,217
PSEG Power LLC
5.13%, 04/15/20	150	162,798

Security	Principal (000s)	Value
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	$350	$368,173
Puget Energy Inc.
6.50%, 12/15/20	300	346,681
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	390	395,532
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	75	74,409
TECO Finance Inc.
5.15%, 03/15/20	75	81,626
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	100	102,209

		5,258,221
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
4.25%, 11/15/20	100	108,901

		108,901
ELECTRONICS — 0.23%
Agilent Technologies Inc.
5.00%, 07/15/20	150	165,006
Jabil Circuit Inc.
5.63%, 12/15/20	150	158,054

		323,060
ENVIRONMENTAL CONTROL — 0.37%
Republic Services Inc.
5.00%, 03/01/20	275	303,156
Waste Management Inc.
4.75%, 06/30/20	190	210,374

		513,530
FOOD — 1.43%
JM Smucker Co. (The)
2.50%, 03/15/20	100	102,043
Kellogg Co.
4.00%, 12/15/20	255	275,887
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[b]	630	648,190
5.38%, 02/10/20	125	139,637
Kroger Co. (The)
6.15%, 01/15/20	200	230,428
Mondelez International Inc.
5.38%, 02/10/20	200	225,746
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	275	281,477

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Unilever Capital Corp.
2.10%, 07/30/20	$100	$101,964

		2,005,372
GAS — 0.38%
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	250	256,019
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	75	74,178
2.85%, 11/15/20 (Call 10/15/20)	200	202,097

		532,294
HEALTH CARE — PRODUCTS — 2.51%
Becton Dickinson and Co.
3.25%, 11/12/20	170	177,436
Boston Scientific Corp.
2.85%, 05/15/20	250	255,473
6.00%, 01/15/20	300	340,579
Covidien International Finance SA
4.20%, 06/15/20	50	54,894
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	300	309,790
Life Technologies Corp.
6.00%, 03/01/20	200	227,158
Medtronic Inc.
2.50%, 03/15/20	1,050	1,084,158
4.45%, 03/15/20	225	247,827
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	200	205,469
Stryker Corp.
4.38%, 01/15/20	50	54,258
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	100	109,405
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	450	457,895

		3,524,342
HEALTH CARE — SERVICES — 1.44%
Aetna Inc.
3.95%, 09/01/20	165	175,957
Anthem Inc.
4.35%, 08/15/20	250	271,029
Cigna Corp.
5.13%, 06/15/20	50	55,462
Laboratory Corp. of America Holdings
2.63%, 02/01/20	255	256,317

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	$200	$201,608
UnitedHealth Group Inc.
2.70%, 07/15/20	860	893,705
3.88%, 10/15/20 (Call 07/15/20)	150	162,368

		2,016,446
HOLDING COMPANIES — DIVERSIFIED — 0.21%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	90	90,681
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)[a]	50	50,367
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	150	149,839

		290,887
HOUSEHOLD PRODUCTS & WARES — 0.19%
Kimberly-Clark Corp.
2.15%, 08/15/20	100	102,356
3.63%, 08/01/20	150	162,562

		264,918
INSURANCE — 2.15%
AEGON Funding Co. LLC
5.75%, 12/15/20[a]	150	172,002
Aflac Inc.
2.40%, 03/16/20[a]	100	102,502
American International Group Inc.
3.38%, 08/15/20	450	465,362
6.40%, 12/15/20	50	58,224
Aon Corp.
5.00%, 09/30/20	275	303,806
AXIS Specialty Finance LLC
5.88%, 06/01/20	75	83,381
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	100	105,218
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	300	306,615
CNA Financial Corp.
5.88%, 08/15/20	150	167,358
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	200	222,792
Manulife Financial Corp.
4.90%, 09/17/20	100	108,681

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	$100	$100,541
Prudential Financial Inc.
4.50%, 11/15/20	250	273,242
5.38%, 06/21/20	250	280,394
Travelers Companies Inc. (The)
3.90%, 11/01/20	100	108,455
Unum Group
5.63%, 09/15/20	85	93,968
WR Berkley Corp.
5.38%, 09/15/20	50	55,090

		3,007,631
INTERNET — 0.80%
Baidu Inc.
3.00%, 06/30/20	400	406,421
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)	280	289,932
Expedia Inc.
5.95%, 08/15/20[a]	250	275,969
Symantec Corp.
4.20%, 09/15/20	150	153,731

		1,126,053
IRON & STEEL — 0.21%
Vale Overseas Ltd.
4.63%, 09/15/20[a]	300	290,250

		290,250
LEISURE TIME — 0.27%
Carnival Corp.
3.95%, 10/15/20	350	373,870

		373,870
LODGING — 0.04%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	50	51,779

		51,779
MACHINERY — 0.86%
Caterpillar Financial Services Corp.
2.00%, 03/05/20[a]	100	101,675
2.50%, 11/13/20	100	103,125
John Deere Capital Corp.
1.70%, 01/15/20	25	25,036
2.05%, 03/10/20	230	233,169
2.38%, 07/14/20	50	51,262

Security	Principal (000s)	Value
Series 0014
2.45%, 09/11/20	$300	$308,148
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	125	125,994
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	250	256,310

		1,204,719
MANUFACTURING — 0.30%
3M Co.
2.00%, 08/07/20	150	152,778
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	85	87,418
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	75	79,857
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	50,420
Pentair Finance SA
3.63%, 09/15/20 (Call 08/15/20)	50	50,327

		420,800
MEDIA — 2.90%
21st Century Fox America Inc.
5.65%, 08/15/20	50	57,177
CBS Corp.
5.75%, 04/15/20	300	339,773
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	600	622,225
Comcast Corp.
5.15%, 03/01/20	400	453,392
Discovery Communications LLC
5.05%, 06/01/20	300	325,512
NBCUniversal Media LLC
5.15%, 04/30/20	1,000	1,134,875
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	75	75,344
Time Warner Cable Inc.
5.00%, 02/01/20	400	435,877
Time Warner Inc.
4.88%, 03/15/20	350	385,939
Walt Disney Co. (The)
2.15%, 09/17/20	225	230,504

		4,060,618

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.18%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	$200	$203,809
Valmont Industries Inc.
6.63%, 04/20/20	50	55,980

		259,789
MINING — 0.28%
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	325	341,885
Southern Copper Corp.
5.38%, 04/16/20	50	54,250

		396,135
OFFICE & BUSINESS EQUIPMENT — 0.29%
Xerox Corp.
2.75%, 09/01/20	350	333,688
2.80%, 05/15/20	75	72,000

		405,688
OIL & GAS — 4.70%
BP Capital Markets PLC
2.32%, 02/13/20	650	660,284
4.50%, 10/01/20	250	275,963
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	675	680,658
2.42%, 11/17/20 (Call 10/17/20)	360	369,054
2.43%, 06/24/20 (Call 05/24/20)	325	333,215
ConocoPhillips
6.00%, 01/15/20	175	197,339
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	400	400,312
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	375	377,335
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	425	429,366
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	125	116,250
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	200	202,271
Nabors Industries Inc.
5.00%, 09/15/20[a]	125	118,750
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	114,607
Shell International Finance BV
2.13%, 05/11/20	662	669,563

Security	Principal (000s)	Value
2.25%, 11/10/20	$525	$532,258
4.38%, 03/25/20	405	443,630
Total Capital SA
4.45%, 06/24/20	375	411,705
Valero Energy Corp.
6.13%, 02/01/20	225	252,901

		6,585,461
OIL & GAS SERVICES — 0.34%
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)	475	481,403

		481,403
PACKAGING & CONTAINERS — 0.04%
WestRock RKT Co.
3.50%, 03/01/20	50	50,753

		50,753
PHARMACEUTICALS — 4.53%
Abbott Laboratories
2.00%, 03/15/20	250	248,341
4.13%, 05/27/20	125	134,173
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	1,500	1,523,827
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,320	1,347,040
Allergan Inc./U.S.
3.38%, 09/15/20	150	155,216
AstraZeneca PLC
2.38%, 11/16/20[a]	475	485,200
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	350	351,274
Cardinal Health Inc.
4.63%, 12/15/20	150	167,092
Johnson & Johnson
2.95%, 09/01/20	150	158,576
Mead Johnson Nutrition Co.
3.00%, 11/15/20	300	309,269
Medco Health Solutions Inc.
4.13%, 09/15/20	150	160,165
Merck & Co. Inc.
1.85%, 02/10/20	350	356,035
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)[b]	250	258,119
Novartis Capital Corp.
4.40%, 04/24/20	300	332,520

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Pfizer Inc.
5.20%, 08/12/20[a]	$50	$57,129
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	150	150,669
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	150	154,184

		6,348,829
PIPELINES — 2.57%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[b]	275	276,980
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	250	250,946
5.20%, 03/15/20	50	51,804
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	375	367,500
Enterprise Products Operating LLC
5.20%, 09/01/20	450	499,992
5.25%, 01/31/20	90	99,206
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	500	524,189
6.50%, 04/01/20	100	108,676
6.85%, 02/15/20	50	54,998
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	150	146,114
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20[a]	150	157,737
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	50	51,500
Spectra Energy Capital LLC
5.65%, 03/01/20	50	52,667
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	50	52,736
TransCanada PipeLines Ltd.
3.80%, 10/01/20	250	261,061
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	50	47,000
5.25%, 03/15/20	600	597,000

		3,600,106

Security	Principal (000s)	Value
REAL ESTATE — 0.24%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	$325	$333,592

		333,592
REAL ESTATE INVESTMENT TRUSTS — 2.12%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	100	99,546
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	330	334,256
5.05%, 09/01/20	100	109,849
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	150	158,778
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	150	169,939
DDR Corp.
7.88%, 09/01/20	175	210,762
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	100	102,517
5.88%, 02/01/20	50	55,473
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	100	108,415
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	200	219,384
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	225	222,579
Kilroy Realty LP
6.63%, 06/01/20	50	57,268
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	50	53,954
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	50	50,119
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	150	153,345
5.65%, 02/01/20 (Call 11/01/19)	300	338,470
SL Green Realty Corp.
7.75%, 03/15/20	150	175,381
Tanger Properties LP
6.13%, 06/01/20	50	56,620
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	52,301
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	75	75,185

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	$50	$53,235
Welltower Inc.
6.13%, 04/15/20	100	112,449

		2,969,825
RETAIL — 3.29%
Advance Auto Parts Inc.
5.75%, 05/01/20	75	82,632
AutoNation Inc.
5.50%, 02/01/20	150	162,759
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)	75	80,882
Costco Wholesale Corp.
1.75%, 02/15/20	175	176,414
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	850	880,992
4.75%, 05/18/20 (Call 11/18/19)	125	137,347
Home Depot Inc. (The)
3.95%, 09/15/20 (Call 06/15/20)	75	81,599
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	100	109,671
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	350	355,911
2.75%, 12/09/20 (Call 11/09/20)	475	492,219
3.50%, 07/15/20	50	53,261
Nordstrom Inc.
4.75%, 05/01/20	200	214,823
Target Corp.
3.88%, 07/15/20	375	410,528
Wal-Mart Stores Inc.
3.25%, 10/25/20[a]	1,025	1,102,520
3.63%, 07/08/20	250	271,904

		4,613,462
SAVINGS & LOANS — 0.08%
First Niagara Financial Group Inc.
6.75%, 03/19/20[a]	100	113,334

		113,334
SEMICONDUCTORS — 1.37%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	100	102,752
Intel Corp.
2.45%, 07/29/20	675	696,775

Security	Principal (000s)	Value
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	$150	$149,836
QUALCOMM Inc.
2.25%, 05/20/20	630	645,520
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	319	319,852

		1,914,735
SOFTWARE — 2.68%
Adobe Systems Inc.
4.75%, 02/01/20	300	331,607
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	75	75,983
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	50	52,581
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	50	51,404
Dun & Bradstreet Corp. (The)
4.00%, 06/15/20 (Call 05/15/20)	50	50,409
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	550	575,493
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	360	368,532
4.63%, 10/01/20	90	98,821
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	200	203,962
2.00%, 11/03/20 (Call 10/03/20)	1,055	1,079,343
3.00%, 10/01/20	350	373,445
Oracle Corp.
3.88%, 07/15/20	450	491,480

		3,753,060
TELECOMMUNICATIONS — 5.34%
America Movil SAB de CV
5.00%, 03/30/20	650	719,958
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)[a]	1,325	1,344,627
5.20%, 03/15/20	325	361,256
Cisco Systems Inc.
2.45%, 06/15/20	650	673,019
4.45%, 01/15/20	750	829,175
Harris Corp.
4.40%, 12/15/20	50	53,491

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
Telefonica Emisiones SAU
5.13%, 04/27/20	$650	$717,750
Verizon Communications Inc.
2.63%, 02/21/20	1,178	1,212,723
4.50%, 09/15/20	1,425	1,575,961

		7,487,960
TOYS, GAMES & HOBBIES — 0.07%
Mattel Inc.
4.35%, 10/01/20	100	105,631

		105,631
TRANSPORTATION — 0.65%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)	50	53,815
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	125	132,830
FedEx Corp.
2.30%, 02/01/20	75	76,218
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	250	251,339
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	50	50,391
2.25%, 06/19/20 (Call 05/19/20)	150	153,515
United Parcel Service of America Inc.
8.38%, 04/01/20	150	187,913

		906,021
TRUCKING & LEASING — 0.07%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	100	98,352

		98,352

TOTAL CORPORATE BONDS & NOTES
(Cost: $135,699,806)		137,296,251

SHORT-TERM INVESTMENTS — 6.55%

MONEY MARKET FUNDS — 6.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	6,116	6,115,912
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	459	458,756

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	2,596	$2,595,863

		9,170,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,170,531)		9,170,531

TOTAL INVESTMENTS IN SECURITIES — 104.53%
(Cost: $144,870,337)		146,466,782
Other Assets, Less Liabilities — (4.53)%		(6,341,216)

NET ASSETS — 100.00%		$140,125,566

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.54%

ADVERTISING — 0.33%
WPP Finance 2010
4.75%, 11/21/21	$361	$396,407

		396,407
AEROSPACE & DEFENSE — 1.42%
Boeing Co. (The)
2.35%, 10/30/21	250	256,117
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	61	67,099
Harris Corp.
5.55%, 10/01/21	175	195,304
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)[a]	200	215,119
Lockheed Martin Corp.
3.35%, 09/15/21	365	388,452
Northrop Grumman Corp.
3.50%, 03/15/21	261	278,091
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	52,034
United Technologies Corp.
8.75%, 03/01/21	200	261,359

		1,713,575
AGRICULTURE — 1.44%
Altria Group Inc.
4.75%, 05/05/21	671	758,245
Archer-Daniels-Midland Co.
4.48%, 03/01/21	257	285,212
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	425	426,065
2.90%, 11/15/21	259	271,310

		1,740,832
APPAREL — 0.07%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	80	85,455

		85,455
AUTO MANUFACTURERS — 2.62%
Ford Motor Credit Co. LLC
3.20%, 01/15/21	400	410,017
3.34%, 03/18/21	600	619,288
General Motors Financial Co. Inc.
4.20%, 03/01/21 (Call 02/01/21)	450	473,135

Security	Principal (000s)	Value
4.38%, 09/25/21[a]	$417	$439,430
Toyota Motor Credit Corp.
1.90%, 04/08/21	250	250,475
2.75%, 05/17/21	211	219,283
3.40%, 09/15/21	288	307,990
4.25%, 01/11/21	409	451,393

		3,171,011
AUTO PARTS & EQUIPMENT — 0.09%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	100	104,529
4.25%, 03/01/21	5	5,330

		109,859
BANKS — 26.80%
Bancolombia SA
5.95%, 06/03/21	200	215,250
Bank of America Corp.
2.63%, 04/19/21	670	675,154
5.00%, 05/13/21	615	681,777
5.88%, 01/05/21	550	629,368
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21	500	502,585
2.50%, 04/15/21 (Call 03/15/21)	650	665,622
3.55%, 09/23/21 (Call 08/23/21)	356	381,268
4.15%, 02/01/21	5	5,490
Bank of Nova Scotia (The)
2.45%, 03/22/21	500	504,847
2.80%, 07/21/21	594	608,542
4.38%, 01/13/21	9	9,857
Barclays PLC
3.25%, 01/12/21	600	605,737
BNP Paribas SA
5.00%, 01/15/21	966	1,080,314
BPCE SA
2.65%, 02/03/21[a]	250	254,715
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	250	257,883
Capital One Financial Corp.
4.75%, 07/15/21	315	344,080
Capital One N.A./Mclean VA
2.95%, 07/23/21 (Call 06/23/21)	500	504,056
Citigroup Inc.
2.70%, 03/30/21	600	606,914

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
2.55%, 03/15/21	$250	$254,025
Cooperatieve Rabobank UA
4.50%, 01/11/21	489	538,902
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	750	761,722
Credit Suisse AG/New York NY
3.00%, 10/29/21	750	764,904
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[b]	500	505,470
Deutsche Bank AG
3.13%, 01/13/21	375	375,732
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	252,629
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	400	407,859
Goldman Sachs Group Inc. (The)
2.63%, 04/25/21	700	705,325
2.88%, 02/25/21 (Call 01/25/21)[a]	725	738,704
5.25%, 07/27/21	925	1,040,462
HSBC Holdings PLC
3.40%, 03/08/21	900	931,383
5.10%, 04/05/21	953	1,054,170
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	400	406,597
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/01/21)[a]	1,075	1,089,472
4.35%, 08/15/21	1,188	1,298,713
4.63%, 05/10/21	173	191,123
KeyCorp
5.10%, 03/24/21	337	375,015
Lloyds Bank PLC
6.38%, 01/21/21	390	459,195
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	900	917,101
Morgan Stanley
2.50%, 04/21/21	1,000	1,003,283
5.50%, 07/28/21	786	893,708
5.75%, 01/25/21	850	969,322
National Australia Bank Ltd./New York
2.63%, 01/14/21	500	510,574

Security	Principal (000s)	Value
Northern Trust Corp.
3.38%, 08/23/21	$65	$69,044
PNC Bank N.A.
2.15%, 04/29/21[c]	250	251,638
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	100	100,739
Royal Bank of Canada
2.50%, 01/19/21	400	407,876
Royal Bank of Scotland PLC (The)
6.13%, 01/11/21	100	115,577
Santander UK Group Holdings PLC
3.13%, 01/08/21	450	453,226
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	500	509,077
State Street Corp.
4.38%, 03/07/21	311	344,070
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	600	610,740
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	300	304,276
Svenska Handelsbanken AB
2.45%, 03/30/21[a]	500	508,139
Toronto-Dominion Bank (The)
2.13%, 04/07/21	550	551,680
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	550	561,990
4.13%, 05/24/21 (Call 04/23/21)	264	290,726
Wells Fargo & Co.
2.50%, 03/04/21	1,200	1,217,568
3.00%, 01/22/21	64	66,199
4.60%, 04/01/21	982	1,088,854

		32,430,268
BEVERAGES — 3.01%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	2,550	2,620,095
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	106	116,780
Coca-Cola Co. (The)
3.30%, 09/01/21	373	400,943
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	200	206,599
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	25	25,888

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
PepsiCo Inc.
3.00%, 08/25/21	$257	$272,439

		3,642,744
BIOTECHNOLOGY — 1.64%
Amgen Inc.
3.88%, 11/15/21 (Call 08/15/21)	477	517,204
4.10%, 06/15/21 (Call 03/15/21)	461	502,834
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	763	849,915
4.50%, 04/01/21 (Call 01/01/21)	109	120,934

		1,990,887
BUILDING MATERIALS — 0.18%
Vulcan Materials Co.
7.50%, 06/15/21	179	215,695

		215,695
CHEMICALS — 2.08%
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	465	508,511
Eastman Chemical Co.
4.50%, 01/15/21 (Call 10/15/20)	50	54,017
Ecolab Inc.
4.35%, 12/08/21	417	462,165
EI du Pont de Nemours & Co.
3.63%, 01/15/21	294	314,263
4.25%, 04/01/21	152	166,745
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	400	466,242
Monsanto Co.
2.75%, 07/15/21[a]	225	228,724
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	155,993
Praxair Inc.
3.00%, 09/01/21	100	105,140
4.05%, 03/15/21	55	60,532

		2,522,332
COMMERCIAL SERVICES — 0.63%
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	357	369,977
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	275	284,205
Verisk Analytics Inc.
5.80%, 05/01/21	100	113,013

		767,195

Security	Principal (000s)	Value
COMPUTERS — 3.24%
Apple Inc.
2.25%, 02/23/21 (Call 01/23/21)	$1,145	$1,169,846
2.85%, 05/06/21	868	908,979
HP Inc.
4.30%, 06/01/21	238	249,851
4.38%, 09/15/21	513	539,169
4.65%, 12/09/21	448	476,833
International Business Machines Corp.
2.90%, 11/01/21	450	473,409
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)[a]	107	108,198

		3,926,285
COSMETICS & PERSONAL CARE — 0.54%
Procter & Gamble Co. (The)
1.85%, 02/02/21	650	659,512

		659,512
DIVERSIFIED FINANCIAL SERVICES — 3.82%
Air Lease Corp.
3.88%, 04/01/21 (Call 03/01/21)[a]	350	356,110
Ford Motor Credit Co. LLC
5.75%, 02/01/21	400	453,466
5.88%, 08/02/21	600	690,164
General Electric Co.
4.63%, 01/07/21	155	174,731
4.65%, 10/17/21	325	368,814
5.30%, 02/11/21	900	1,037,793
HSBC Finance Corp.
6.68%, 01/15/21	992	1,140,087
Jefferies Group LLC
6.88%, 04/15/21	361	402,433

		4,623,598
ELECTRIC — 3.71%
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	100	108,919
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	150	159,882
Dominion Resources Inc./VA
4.45%, 03/15/21	456	491,555
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	25	26,940

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	$159	$172,732
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	509	533,812
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	5	5,235
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	105,510
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	202,717
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	150	150,347
FirstEnergy Solutions Corp.
6.05%, 08/15/21	100	106,734
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	200	200,639
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	150	162,265
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	200	216,263
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	50	53,866
Ohio Power Co. Series M
5.38%, 10/01/21	193	220,108
Pacific Gas & Electric Co.
3.25%, 09/15/21 (Call 06/15/21)	200	208,842
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	200	216,328
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	30	31,335
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	25	26,850
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	60,330
Puget Energy Inc.
6.00%, 09/01/21	155	176,447
San Diego Gas & Electric Co.
3.00%, 08/15/21	100	105,357
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	100	104,085
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	360	389,582
Western Massachusetts Electric Co.
3.50%, 09/15/21 (Call 06/15/21)	50	52,811

Security	Principal (000s)	Value
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	$100	$103,421
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	100	100,362

		4,493,274
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	164	166,914

		166,914
ELECTRONICS — 1.03%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	150	153,274
Honeywell International Inc.
4.25%, 03/01/21	284	316,631
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	30	32,793
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	346	364,259
4.50%, 03/01/21	292	318,710
Thomas & Betts Corp.
5.63%, 11/15/21	50	57,673

		1,243,340
ENGINEERING & CONSTRUCTION — 0.22%
Fluor Corp.
3.38%, 09/15/21	253	266,936

		266,936
ENVIRONMENTAL CONTROL — 0.20%
Republic Services Inc.
5.25%, 11/15/21	159	181,489
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	50	54,977

		236,466
FOOD — 1.52%
Campbell Soup Co.
4.25%, 04/15/21	5	5,459
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	313	327,837
JM Smucker Co. (The)
3.50%, 10/15/21	261	277,530
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	100	102,662
2.95%, 11/01/21 (Call 10/01/21)	213	222,122
3.30%, 01/15/21 (Call 12/15/20)	357	377,399

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	$300	$303,477
Unilever Capital Corp.
4.25%, 02/10/21	200	222,325

		1,838,811
FOREST PRODUCTS & PAPER — 0.32%
Celulosa Arauco y Constitucion SA
5.00%, 01/21/21	150	161,250
International Paper Co.
7.50%, 08/15/21	55	67,230
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	150	159,734

		388,214
GAS — 0.05%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	50	51,228
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	6	6,085

		57,313
HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	60	62,897

		62,897
HEALTH CARE — PRODUCTS — 1.10%
Becton Dickinson and Co.
3.13%, 11/08/21	397	410,143
CR Bard Inc.
4.40%, 01/15/21 (Call 10/15/20)	250	272,340
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	175	193,888
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	205	225,290
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)[a]	175	179,410
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	50	52,096

		1,333,167
HEALTH CARE — SERVICES — 1.52%
Aetna Inc.
4.13%, 06/01/21 (Call 03/01/21)	105	113,074
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)	161	169,473

Security	Principal (000s)	Value
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	$175	$190,354
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	263	298,004
Quest Diagnostics Inc.
4.70%, 04/01/21	159	173,704
UnitedHealth Group Inc.
2.13%, 03/15/21	450	454,066
2.88%, 12/15/21	265	275,413
3.38%, 11/15/21 (Call 08/15/21)	159	169,269

		1,843,357
HOUSEHOLD PRODUCTS & WARES — 0.25%
Kimberly-Clark Corp.
3.88%, 03/01/21	50	55,026
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	232	243,959

		298,985
HOUSEWARES — 0.28%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	325	336,370

		336,370
INSURANCE — 2.53%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	550	566,857
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	100,987
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	163	180,708
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	450	461,781
3.75%, 08/15/21	163	177,421
CNA Financial Corp.
5.75%, 08/15/21	50	56,209
Lincoln National Corp.
4.85%, 06/24/21	150	163,667
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	162	178,634
MetLife Inc.
4.75%, 02/08/21	400	445,366
Progressive Corp. (The)
3.75%, 08/23/21	57	61,022
Prudential Financial Inc.
4.50%, 11/16/21	175	192,725

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Reinsurance Group of America Inc.
5.00%, 06/01/21	$100	$108,481
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	250	254,239
Willis Towers Watson PLC
5.75%, 03/15/21[a]	28	30,957
XLIT Ltd.
5.75%, 10/01/21	75	85,241

		3,064,295
INTERNET — 1.39%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	600	609,115
Alphabet Inc.
3.63%, 05/19/21	363	398,904
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	290	311,786
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	169	171,526
JD.com Inc.
3.13%, 04/29/21	200	196,588

		1,687,919
LODGING — 0.29%
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)[a]	125	140,783
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	175	176,906
Wyndham Worldwide Corp.
5.63%, 03/01/21	25	27,424

		345,113
MACHINERY — 1.19%
AGCO Corp.
5.88%, 12/01/21 (Call 09/01/21)	75	81,398
Caterpillar Inc.
3.90%, 05/27/21	469	514,161
John Deere Capital Corp.
2.55%, 01/08/21	275	283,481
2.80%, 03/04/21	106	110,245
3.15%, 10/15/21	206	217,536
3.90%, 07/12/21	108	118,082
Xylem Inc./NY
4.88%, 10/01/21	105	112,980

		1,437,883

Security	Principal (000s)	Value
MANUFACTURING — 0.40%
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	$105	$114,620
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	100	109,522
Textron Inc.
5.95%, 09/21/21 (Call 06/21/21)	225	255,828

		479,970
MEDIA — 3.12%
21st Century Fox America Inc.
4.50%, 02/15/21	387	427,618
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)	25	27,054
Discovery Communications LLC
4.38%, 06/15/21	180	190,530
NBCUniversal Media LLC
4.38%, 04/01/21	773	862,026
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	50	52,922
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	267	282,350
4.13%, 02/15/21 (Call 11/15/20)	200	212,278
Time Warner Inc.
4.70%, 01/15/21	225	248,952
4.75%, 03/29/21	350	388,407
Viacom Inc.
3.88%, 12/15/21	350	362,799
Walt Disney Co. (The)
2.30%, 02/12/21	545	561,477
2.75%, 08/16/21	150	157,319

		3,773,732
MINING — 1.56%
Barrick North America Finance LLC
4.40%, 05/30/21	400	424,659
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	425	444,144
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	207	210,711
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21[a]	594	630,281
4.13%, 05/20/21[a]	167	180,800

		1,890,595

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.23%
Xerox Corp.
4.50%, 05/15/21[a]	$269	$272,878

		272,878
OIL & GAS — 5.62%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	400	418,594
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	207	212,817
BP Capital Markets PLC
3.56%, 11/01/21	545	580,913
4.74%, 03/11/21	344	385,286
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	232	223,880
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)	207	209,015
4.20%, 03/15/21 (Call 02/15/21)	550	588,622
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	180	173,808
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	300	274,500
EOG Resources Inc.
4.10%, 02/01/21	186	199,423
EQT Corp.
4.88%, 11/15/21	134	136,244
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	850	866,279
Marathon Petroleum Corp.
5.13%, 03/01/21	359	388,376
Nabors Industries Inc.
4.63%, 09/15/21	232	215,760
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	171	173,856
5.63%, 05/01/21 (Call 05/01/17)	307	319,280
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	425	461,708
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	200	203,800
Total Capital International SA
2.75%, 06/19/21	488	503,848
Total Capital SA
4.13%, 01/28/21[a]	162	176,885
4.25%, 12/15/21	78	86,501

		6,799,395

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.44%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$313	$321,376
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	207	214,344

		535,720
PACKAGING & CONTAINERS — 0.11%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)[a]	125	134,731

		134,731
PHARMACEUTICALS — 3.29%
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	111	116,585
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	51,949
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)[a]	125	128,988
4.75%, 11/15/21	394	432,538
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	450	451,447
2.45%, 12/05/21	70	72,111
3.55%, 05/15/21	100	108,497
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	175	193,715
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	525	571,925
Owens & Minor Inc.
3.88%, 09/15/21	225	230,429
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	200	205,062
3.50%, 12/15/21 (Call 10/15/21)	200	203,188
Sanofi
4.00%, 03/29/21	725	793,226
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	300	314,859
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	100	104,953

		3,979,472
PIPELINES — 2.42%
ANR Pipeline Co.
9.63%, 11/01/21	100	128,785

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	$150	$159,451
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	200	196,880
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	336	332,640
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	250	255,382
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	633	617,553
5.00%, 10/01/21 (Call 07/01/21)	55	56,949
5.80%, 03/01/21	100	107,020
Magellan Midstream Partners LP
4.25%, 02/01/21	150	159,061
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)[a]	225	229,950
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 07/15/16)	80	82,200
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	50	50,482
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	50	53,183
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)[a]	150	152,265
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	207	210,105
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	150	138,000

		2,929,906
REAL ESTATE INVESTMENT TRUSTS — 3.90%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	550	565,713
3.45%, 09/15/21	11	11,338
5.90%, 11/01/21	80	91,772
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	150	160,100
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	184	198,893
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	175	191,293

Security	Principal (000s)	Value
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	$25	$24,678
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	375	388,210
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	100	109,738
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	25	25,905
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	263	292,620
Essex Portfolio LP
5.20%, 03/15/21 (Call 12/15/20)	100	110,204
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	430	472,178
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	55,343
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	100	100,209
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	25	24,906
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	150	153,860
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)	150	167,742
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	207	212,332
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	236	246,747
Realty Income Corp.
5.75%, 01/15/21 (Call 10/15/20)	25	28,316
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	300	308,052
4.13%, 12/01/21 (Call 09/01/21)	7	7,664
4.38%, 03/01/21 (Call 12/01/20)	270	298,457
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	261	287,216
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)	175	190,815

		4,724,301
RETAIL — 4.06%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	100	100,941

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	$50	$50,506
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	200	211,500
CVS Health Corp.
4.13%, 05/15/21 (Call 02/15/21)	286	312,541
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	417	439,845
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	500	504,380
4.40%, 04/01/21 (Call 01/01/21)	580	647,782
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	259	269,211
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	55	59,562
3.80%, 11/15/21 (Call 08/15/21)	405	441,858
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)[a]	150	154,002
McDonald’s Corp.
3.63%, 05/20/21	250	268,191
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	253	266,619
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	200	203,766
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	209	217,571
Wal-Mart Stores Inc.
4.25%, 04/15/21	288	322,768
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	423	437,796

		4,908,839
SEMICONDUCTORS — 1.08%
Applied Materials Inc.
4.30%, 06/15/21	257	282,357
Intel Corp.
3.30%, 10/01/21	702	750,133
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	61	64,117
Texas Instruments Inc.
2.75%, 03/12/21 (Call 02/12/21)	100	104,195
Xilinx Inc.
3.00%, 03/15/21	105	109,952

		1,310,754

Security	Principal (000s)	Value
SOFTWARE — 0.84%
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	$300	$314,248
Fiserv Inc.
4.75%, 06/15/21	100	110,856
Microsoft Corp.
4.00%, 02/08/21	105	116,989
Oracle Corp.
2.80%, 07/08/21	450	471,282

		1,013,375
TELECOMMUNICATIONS — 6.28%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	575	587,516
3.88%, 08/15/21[a]	500	533,095
4.45%, 05/15/21	370	404,334
4.60%, 02/15/21 (Call 11/15/20)	250	273,412
5.00%, 03/01/21	494	550,372
Cisco Systems Inc.
2.20%, 02/28/21	1,050	1,070,810
2.90%, 03/04/21	86	90,287
Juniper Networks Inc.
4.60%, 03/15/21	75	80,121
Motorola Solutions Inc.
3.50%, 09/01/21[a]	125	122,435
Orange SA
4.13%, 09/14/21	413	450,216
Qwest Corp.
6.75%, 12/01/21	411	443,880
Telefonica Emisiones SAU
5.46%, 02/16/21	447	506,867
Verizon Communications Inc.
3.00%, 11/01/21 (Call 09/01/21)	875	906,956
3.45%, 03/15/21	150	159,333
3.50%, 11/01/21	550	584,811
4.60%, 04/01/21	550	612,831
Vodafone Group PLC
4.38%, 03/16/21	205	223,227

		7,600,503
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	25,534

		25,534

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 1.36%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	$350	$377,259
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	200	209,145
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	100	108,637
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	159	166,302
Ryder System Inc.
3.45%, 11/15/21 (Call 10/15/21)	100	102,598
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	200	219,579
United Parcel Service Inc.
3.13%, 01/15/21	436	465,415

		1,648,935
TRUCKING & LEASING — 0.11%
GATX Corp.
4.85%, 06/01/21[a]	125	133,096

		133,096

TOTAL CORPORATE BONDS & NOTES
(Cost: $117,657,535)		119,258,645

SHORT-TERM INVESTMENTS — 6.73%

MONEY MARKET FUNDS — 6.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	4,928	4,928,226
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	370	369,667
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	2,842	2,842,243

		8,140,136

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,140,136)		8,140,136

TOTAL INVESTMENTS IN SECURITIES — 105.27%
(Cost: $125,797,671)		127,398,781
Other Assets, Less Liabilities — (5.27)%		(6,381,018)

NET ASSETS — 100.00%		$121,017,763

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.16%

ADVERTISING — 0.75%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$125	$129,772
Omnicom Group Inc.
3.63%, 05/01/22	305	321,753
WPP Finance 2010
3.63%, 09/07/22	187	194,482

		646,007
AEROSPACE & DEFENSE — 1.74%
Boeing Co. (The)
2.20%, 10/30/22 (Call 08/30/22)	150	151,515
Embraer SA
5.15%, 06/15/22[a]	100	103,375
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	230	232,983
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	313	320,819
United Technologies Corp.
3.10%, 06/01/22	655	692,238

		1,500,930
AGRICULTURE — 1.45%
Altria Group Inc.
2.85%, 08/09/22	657	680,340
Philip Morris International Inc.
2.50%, 08/22/22	220	224,916
Reynolds American Inc.
3.25%, 11/01/22[a]	92	95,139
4.00%, 06/12/22	235	255,151

		1,255,546
AUTO MANUFACTURERS — 1.19%
General Motors Financial Co. Inc.
3.45%, 04/10/22 (Call 02/10/22)[a]	409	410,508
Toyota Motor Credit Corp.
3.30%, 01/12/22	584	620,483

		1,030,991
BANKS — 13.67%
Bank of America Corp.
5.70%, 01/24/22	593	680,749
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	236	239,094

Security	Principal (000s)	Value
BB&T Corp.
3.95%, 03/22/22 (Call 02/22/22)	$50	$53,119
Citigroup Inc.
4.05%, 07/30/22	269	279,841
4.50%, 01/14/22	735	803,270
Cooperatieve Rabobank UA
3.88%, 02/08/22	918	989,012
3.95%, 11/09/22	250	258,286
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	520	524,105
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	75	78,690
Goldman Sachs Group Inc. (The)
5.75%, 01/24/22	1,368	1,574,019
HSBC Holdings PLC
4.00%, 03/30/22	647	684,348
4.88%, 01/14/22	216	237,914
JPMorgan Chase & Co.
3.25%, 09/23/22	782	808,979
4.50%, 01/24/22	994	1,096,173
KeyBank N.A./Cleveland OH
3.18%, 10/15/27	250	253,174
Morgan Stanley
4.88%, 11/01/22	646	699,998
MUFG Americas Holdings Corp.
3.50%, 06/18/22	150	156,913
Northern Trust Corp.
2.38%, 08/02/22	129	129,338
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	96	97,284
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	535	564,332
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	509	522,522
3.00%, 03/15/22 (Call 02/15/22)	176	183,424
Wells Fargo & Co.
3.50%, 03/08/22	846	897,492

		11,812,076
BEVERAGES — 2.38%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	890	895,117

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	$25	$25,093
Diageo Investment Corp.
2.88%, 05/11/22	364	378,228
Molson Coors Brewing Co.
3.50%, 05/01/22	122	126,485
PepsiCo Inc.
2.75%, 03/05/22	504	527,316
3.10%, 07/17/22 (Call 05/17/22)	100	106,413

		2,058,652
BIOTECHNOLOGY — 1.88%
Amgen Inc.
2.70%, 05/01/22 (Call 03/01/22)	327	333,579
3.63%, 05/15/22 (Call 02/15/22)	113	120,887
Biogen Inc.
3.63%, 09/15/22	216	229,842
Celgene Corp.
3.25%, 08/15/22	204	210,690
3.55%, 08/15/22	391	410,570
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	302	317,883

		1,623,451
BUILDING MATERIALS — 0.14%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	113	116,639

		116,639
CHEMICALS — 2.07%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	118	118,466
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	150	149,738
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	446	456,831
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	301	312,096
Methanex Corp.
5.25%, 03/01/22	50	47,125
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	100	97,554
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	216	216,859
2.45%, 02/15/22 (Call 11/15/21)	100	102,193
Syngenta Finance NV
3.13%, 03/28/22	233	233,566

Security	Principal (000s)	Value
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	$50	$49,506

		1,783,934
COMMERCIAL SERVICES — 0.66%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	70	75,053
Catholic Health Initiatives
2.95%, 11/01/22	110	111,109
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	69	71,699
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	143	157,524
Verisk Analytics Inc.
4.13%, 09/12/22	150	156,351

		571,736
COMPUTERS — 2.39%
Apple Inc.
2.15%, 02/09/22[a]	501	502,635
2.70%, 05/13/22	250	257,606
Computer Sciences Corp.
4.45%, 09/15/22[a]	50	51,881
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[a,d]	400	422,498
HP Inc.
4.05%, 09/15/22	213	222,363
International Business Machines Corp.
1.88%, 08/01/22	400	394,531
2.88%, 11/09/22	200	208,415

		2,059,929
COSMETICS & PERSONAL CARE — 0.91%
Colgate-Palmolive Co.
2.30%, 05/03/22	296	303,038
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	150	151,494
Procter & Gamble Co. (The)
2.30%, 02/06/22	321	330,290

		784,822
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	25	25,274

		25,274

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 3.57%
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	$163	$163,574
American Express Co.
2.65%, 12/02/22	338	336,387
CME Group Inc./IL
3.00%, 09/15/22	175	181,699
Discover Financial Services
3.85%, 11/21/22	122	121,094
5.20%, 04/27/22	100	107,273
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	149	158,312
Ford Motor Credit Co. LLC
4.25%, 09/20/22	400	428,625
General Electric Co.
3.15%, 09/07/22	292	308,717
Invesco Finance PLC
3.13%, 11/30/22	192	197,713
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	100	103,198
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	241	247,044
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	700	728,162

		3,081,798
ELECTRIC — 4.75%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	125	127,613
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	69	69,683
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	102,353
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	50	56,148
Dominion Resources Inc./VA Series B
2.75%, 09/15/22 (Call 06/15/22)	400	396,998
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	150	151,309
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)[d]	75	77,338
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	167	169,496

Security	Principal (000s)	Value
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	$70	$72,159
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	288	304,950
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	195	205,036
Georgia Power Co.
2.85%, 05/15/22	100	100,223
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b]	25	27,809
NiSource Finance Corp.
6.13%, 03/01/22	245	289,571
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	200	198,488
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	50	49,838
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	225	243,168
7.00%, 09/01/22	188	234,397
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	50	49,453
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	206,372
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	75	77,898
4.20%, 06/15/22 (Call 03/15/22)	300	321,768
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	130	133,129
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	50	50,111
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	150	168,893
Southern California Edison Co. Series B
2.40%, 02/01/22 (Call 12/01/21)	100	100,733
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	97	97,003
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	20,125

		4,102,062
ELECTRONICS — 0.94%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	7	7,360

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Avnet Inc.
4.88%, 12/01/22	$25	$26,508
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	150	150,975
Jabil Circuit Inc.
4.70%, 09/15/22	123	123,615
Koninklijke Philips NV
3.75%, 03/15/22	278	294,842
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	204	211,296

		814,596
ENGINEERING & CONSTRUCTION — 0.47%
ABB Finance USA Inc.
2.88%, 05/08/22	393	403,862

		403,862
ENVIRONMENTAL CONTROL — 0.57%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	309	324,806
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	163	166,221

		491,027
FOOD — 2.05%
Campbell Soup Co.
2.50%, 08/02/22[a]	100	100,117
ConAgra Foods Inc.
3.25%, 09/15/22	105	106,331
JM Smucker Co. (The)
3.00%, 03/15/22	50	51,690
Kraft Heinz Foods Co.
3.50%, 06/06/22	706	747,349
3.50%, 07/15/22 (Call 05/15/22)[d]	150	158,191
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)	200	212,260
Sysco Corp.
2.60%, 06/12/22	125	125,495
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	247	273,407

		1,774,840
FOREST PRODUCTS & PAPER — 0.34%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	50	52,750
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	220	243,900

		296,650

Security	Principal (000s)	Value
GAS — 0.12%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	$100	$99,973

		99,973
HAND & MACHINE TOOLS — 0.44%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	75	71,784
Stanley Black & Decker Inc.
2.90%, 11/01/22[a]	306	310,002

		381,786
HEALTH CARE — PRODUCTS — 1.83%
Boston Scientific Corp.
3.38%, 05/15/22	163	168,362
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	60	63,358
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	128	135,067
3.15%, 03/15/22	902	955,107
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	250	254,893

		1,576,787
HEALTH CARE — SERVICES — 2.40%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	261	260,542
Anthem Inc.
3.13%, 05/15/22	326	330,406
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	236	251,317
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	220	223,426
Laboratory Corp. of America Holdings
3.20%, 02/01/22	203	205,882
3.75%, 08/23/22 (Call 05/23/22)	53	55,249
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	242	250,862
3.35%, 07/15/22	469	495,106

		2,072,790
HOLDING COMPANIES — DIVERSIFIED — 0.21%
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	160	160,393
FS Investment Corp.
4.75%, 05/15/22 (Call 04/15/22)	25	24,639

		185,032

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.09%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$76	$77,536

		77,536
HOUSEHOLD PRODUCTS & WARES — 0.14%
Church & Dwight Co. Inc.
2.88%, 10/01/22	50	50,720
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	70	71,655

		122,375
HOUSEWARES — 0.18%
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)	150	154,116

		154,116
INSURANCE — 3.03%
Alleghany Corp.
4.95%, 06/27/22	89	97,639
American International Group Inc.
4.88%, 06/01/22	487	534,028
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	183	191,453
Berkshire Hathaway Inc.
3.40%, 01/31/22	203	217,447
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	275	284,291
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	183	205,874
Infinity Property & Casualty Corp.
5.00%, 09/19/22	50	52,361
Lincoln National Corp.
4.20%, 03/15/22	100	104,334
Markel Corp.
4.90%, 07/01/22	100	109,152
MetLife Inc.
3.05%, 12/15/22	235	240,796
OneBeacon U.S. Holdings Inc.
4.60%, 11/09/22	100	100,394
Primerica Inc.
4.75%, 07/15/22	125	134,151
Principal Financial Group Inc.
3.30%, 09/15/22	50	50,778

Security	Principal (000s)	Value
StanCorp Financial Group Inc.
5.00%, 08/15/22	$100	$107,639
Voya Financial Inc.
5.50%, 07/15/22	170	190,525

		2,620,862
INTERNET — 1.40%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	343	351,309
Baidu Inc.
3.50%, 11/28/22	200	204,121
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	410	401,236
3.80%, 03/09/22 (Call 02/09/22)	100	104,321
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	150	152,126

		1,213,113
IRON & STEEL — 0.60%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	95	101,599
Vale Overseas Ltd.
4.38%, 01/11/22[a]	450	412,312

		513,911
LODGING — 0.13%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	106	110,660

		110,660
MACHINERY — 1.01%
Caterpillar Financial Services Corp.
2.85%, 06/01/22	173	180,076
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	102,262
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	231	236,312
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	123	122,792
John Deere Capital Corp.
2.75%, 03/15/22	155	160,281
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	74	74,742

		876,465
MANUFACTURING — 2.05%
3M Co.
2.00%, 06/26/22	146	148,724

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Eaton Corp.
2.75%, 11/02/22	$502	$506,496
General Electric Co.
2.70%, 10/09/22	803	829,447
Parker-Hannifin Corp.
3.50%, 09/15/22	100	106,465
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	173	167,835
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	15	15,548

		1,774,515
MEDIA — 3.53%
21st Century Fox America Inc.
3.00%, 09/15/22	252	260,437
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	138	143,675
CCO Safari II LLC
4.46%, 07/23/22 (Call 05/23/22)[d]	700	743,259
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	331	468,351
Comcast Corp.
3.13%, 07/15/22	246	260,162
Discovery Communications LLC
3.30%, 05/15/22	145	142,816
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	231	230,269
Scripps Networks Interactive Inc.
3.50%, 06/15/22 (Call 04/15/22)	25	25,500
Time Warner Inc.
3.40%, 06/15/22	108	112,365
4.00%, 01/15/22	196	209,818
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	50	48,759
Walt Disney Co. (The)
2.35%, 12/01/22	391	399,656

		3,045,067
MINING — 1.65%
Barrick Gold Corp.
3.85%, 04/01/22	74	76,052
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	285	291,063

Security	Principal (000s)	Value
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	$438	$445,178
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	270	270,680
3.50%, 03/22/22 (Call 12/22/21)	303	315,134
Southern Copper Corp.
3.50%, 11/08/22	30	29,475

		1,427,582
OIL & GAS — 6.36%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	251	252,574
BP Capital Markets PLC
2.50%, 11/06/22	346	345,391
3.06%, 03/17/22	75	77,375
3.25%, 05/06/22	619	643,566
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	677	682,007
2.41%, 03/03/22 (Call 01/03/22)	155	157,320
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	171	179,150
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	241	233,650
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	276	252,430
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)[a]	429	437,420
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	145	148,130
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	374	332,860
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	135	136,622
3.13%, 02/15/22 (Call 11/15/21)	163	169,702
Phillips 66
4.30%, 04/01/22	509	553,846
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	93	96,349
Sasol Financing International PLC
4.50%, 11/14/22	200	192,236
Shell International Finance BV
2.38%, 08/21/22	301	301,795
Total Capital International SA
2.88%, 02/17/22	291	300,352

		5,492,775

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.80%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	$97	$87,785
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)	333	338,660
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	299	266,469

		692,914
PACKAGING & CONTAINERS — 0.34%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	150	153,726
WestRock RKT Co.
4.90%, 03/01/22	125	135,671

		289,397
PHARMACEUTICALS — 6.72%
Abbott Laboratories
2.55%, 03/15/22	304	302,689
AbbVie Inc.
2.90%, 11/06/22	847	860,636
3.20%, 11/06/22 (Call 09/06/22)	314	324,416
Actavis Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	1,077	1,103,412
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	264	266,514
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)[d]	175	178,978
Bristol-Myers Squibb Co.
2.00%, 08/01/22	141	141,168
Cardinal Health Inc.
3.20%, 06/15/22	25	26,162
Express Scripts Holding Co.
3.90%, 02/15/22	312	327,158
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	642	669,853
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	100	100,705
Merck & Co. Inc.
2.35%, 02/10/22	331	336,750
2.40%, 09/15/22 (Call 06/15/22)	386	391,966
Novartis Capital Corp.
2.40%, 09/21/22	511	522,288
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	250	250,303

		5,802,998

Security	Principal (000s)	Value
PIPELINES — 3.16%
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	$25	$28,805
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	386	383,105
Enterprise Products Operating LLC
4.05%, 02/15/22	231	246,587
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	346	338,779
4.15%, 03/01/22	25	24,770
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	216	203,105
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	144	136,226
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	88	85,800
5.88%, 03/01/22 (Call 12/01/21)	209	212,658
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	75	75,641
TransCanada PipeLines Ltd.
2.50%, 08/01/22	227	218,941
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	191	181,450
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	126	108,990
3.60%, 03/15/22 (Call 01/15/22)	250	222,500
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	266	262,010

		2,729,367
REAL ESTATE INVESTMENT TRUSTS — 4.50%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	213	226,309
American Tower Corp.
4.70%, 03/15/22	149	161,459
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	75	76,266
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	175	174,168

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Crown Castle International Corp.
4.88%, 04/15/22	$223	$243,998
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	175	185,216
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	100	101,714
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	200	206,643
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	100	107,752
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	150	155,315
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	25	24,266
4.00%, 12/01/22 (Call 10/01/22)[a]	216	219,927
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	123	129,102
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	150	162,660
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)[a]	75	76,593
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	25	25,089
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)	50	51,452
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	150	149,744
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	125	123,237
Simon Property Group LP
3.38%, 03/15/22 (Call 12/15/21)[a]	220	232,652
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	100	108,997
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	195	196,284
4.25%, 03/01/22 (Call 12/01/21)	118	125,036
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	150	161,863
Washington Real Estate Investment Trust
3.95%, 10/15/22 (Call 07/15/22)	100	100,388
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	99,973

Security	Principal (000s)	Value
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	$236	$259,676

		3,885,779
RETAIL — 3.90%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,026
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	118	125,298
Costco Wholesale Corp.
2.25%, 02/15/22	178	180,132
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	201	204,763
3.50%, 07/20/22 (Call 05/20/22)	639	679,882
4.75%, 12/01/22 (Call 09/01/22)[d]	100	112,423
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	438	452,415
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	241	254,695
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	108	110,375
McDonald’s Corp.
2.63%, 01/15/22	246	251,182
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	50	51,985
QVC Inc.
5.13%, 07/02/22	200	213,541
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	92	95,970
Target Corp.
2.90%, 01/15/22	291	306,508
Walgreen Co.
3.10%, 09/15/22	269	272,897

		3,365,092
SAVINGS & LOANS — 0.18%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	155	155,617

		155,617
SEMICONDUCTORS — 1.48%
Intel Corp.
2.70%, 12/15/22	473	488,101
3.10%, 07/29/22	229	242,065
QUALCOMM Inc.
3.00%, 05/20/22	528	550,914

		1,281,080

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
SOFTWARE — 3.36%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	$125	$125,146
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	25	25,409
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)	99	106,576
5.00%, 03/15/22 (Call 03/15/17)	109	113,639
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	116	121,379
Microsoft Corp.
2.13%, 11/15/22	174	176,081
2.38%, 02/12/22 (Call 01/12/22)	433	445,486
2.65%, 11/03/22 (Call 09/03/22)	341	353,738
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	721	735,681
2.50%, 10/15/22	691	702,180

		2,905,315
TELECOMMUNICATIONS — 4.63%
America Movil SAB de CV
3.13%, 07/16/22	400	410,352
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	291	289,177
3.00%, 02/15/22	425	434,315
3.00%, 06/30/22 (Call 04/30/22)	1,047	1,064,896
3.80%, 03/15/22	330	349,777
Cisco Systems Inc.
3.00%, 06/15/22	203	214,887
Motorola Solutions Inc.
3.75%, 05/15/22	205	204,675
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	188	198,543
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	514	511,262
Vodafone Group PLC
2.50%, 09/26/22	330	324,621

		4,002,505
TRANSPORTATION — 1.85%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	21	22,133
3.05%, 09/01/22 (Call 06/01/22)	320	337,662

Security	Principal or Shares (000s)	Value
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$50	$50,265
Canadian Pacific Railway Co.
4.50%, 01/15/22	100	109,403
FedEx Corp.
2.63%, 08/01/22	194	197,314
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	51,314
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	258	264,649
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	181	202,022
United Parcel Service Inc.
2.45%, 10/01/22	348	358,882

		1,593,644
TRUCKING & LEASING — 0.12%
GATX Corp.
4.75%, 06/15/22	100	106,098

		106,098

TOTAL CORPORATE BONDS & NOTES
(Cost: $82,609,947)		84,789,973

SHORT-TERM INVESTMENTS — 4.41%

MONEY MARKET FUNDS — 4.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,e,f]	2,777	2,776,690
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,e,f]	208	208,280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,e]	827	827,024

		3,811,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,811,994)		3,811,994

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.57%
(Cost: $86,421,941)	$88,601,967
Other Assets, Less Liabilities — (2.57)%	(2,223,114)

NET ASSETS — 100.00%	$86,378,853

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.53%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$51,148

		51,148
AEROSPACE & DEFENSE — 1.18%
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	150	156,562
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	150	156,350
Northrop Grumman Corp.
3.25%, 08/01/23	225	237,065
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	25	26,942

		576,919
AGRICULTURE — 1.13%
Altria Group Inc.
2.95%, 05/02/23	50	51,703
Philip Morris International Inc.
3.60%, 11/15/23	250	271,145
Reynolds American Inc.
4.85%, 09/15/23	200	226,873

		549,721
AIRLINES — 0.37%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	168	178,533

		178,533
APPAREL — 0.21%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	100	101,457

		101,457
AUTO MANUFACTURERS — 0.95%
General Motors Co.
4.88%, 10/02/23	350	374,859
General Motors Financial Co. Inc.
4.25%, 05/15/23[b]	26	26,849
Toyota Motor Credit Corp.
2.63%, 01/10/23	59	60,299

		462,007

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.27%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	$125	$132,188

		132,188
BANKS — 14.87%
Bank of America Corp.
3.30%, 01/11/23	650	660,217
4.10%, 07/24/23	500	530,872
BNP Paribas SA
3.25%, 03/03/23	225	232,416
Capital One Financial Corp.
3.50%, 06/15/23	350	355,108
Citigroup Inc.
3.88%, 10/25/23	500	526,787
Cooperatieve Rabobank UA
4.63%, 12/01/23	250	265,702
Discover Bank/Greenwood DE
4.20%, 08/08/23	250	260,023
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	470	486,355
JPMorgan Chase & Co.
3.20%, 01/25/23	800	821,064
3.38%, 05/01/23	107	107,377
Morgan Stanley
3.75%, 02/25/23	475	494,767
4.10%, 05/22/23	375	387,339
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	255,065
PNC Bank N.A.
3.80%, 07/25/23 (Call 06/25/23)[c]	250	263,303
State Street Corp.
3.10%, 05/15/23	125	128,037
3.70%, 11/20/23	250	266,654
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250	267,845
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	200	196,637
Wells Fargo & Co.
4.13%, 08/15/23	225	238,904
Series M
3.45%, 02/13/23	500	511,593

		7,256,065

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
BEVERAGES — 5.48%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$750	$753,515
3.30%, 02/01/23 (Call 12/01/22)	675	703,987
Coca-Cola Co. (The)
2.50%, 04/01/23	300	307,330
3.20%, 11/01/23	175	187,186
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	158,012
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	350	356,673
PepsiCo Inc.
2.75%, 03/01/23	200	207,996

		2,674,699
BIOTECHNOLOGY — 0.22%
Celgene Corp.
4.00%, 08/15/23	100	106,714

		106,714
CHEMICALS — 1.88%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	75	76,057
CF Industries Inc.
3.45%, 06/01/23[b]	125	122,544
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	125	128,744
EI du Pont de Nemours & Co.
2.80%, 02/15/23	275	277,230
LYB International Finance BV
4.00%, 07/15/23	100	105,647
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[b]	150	157,993
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	50	51,063

		919,278
COMMERCIAL SERVICES — 0.07%
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	32	33,120

		33,120
COMPUTERS — 4.21%
Apple Inc.
2.40%, 05/03/23[b]	1,100	1,105,074
2.85%, 02/23/23 (Call 12/23/22)	300	309,247

Security	Principal (000s)	Value
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)[b]	$160	$133,433
International Business Machines Corp.
3.38%, 08/01/23	400	426,673
Seagate HDD Cayman
4.75%, 06/01/23	100	81,000

		2,055,427
COSMETICS & PERSONAL CARE — 0.95%
Colgate-Palmolive Co.
1.95%, 02/01/23	100	100,073
2.10%, 05/01/23	150	150,797
Procter & Gamble Co. (The)
3.10%, 08/15/23	200	214,171

		465,041
DIVERSIFIED FINANCIAL SERVICES — 2.36%
Ameriprise Financial Inc.
4.00%, 10/15/23	200	213,708
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)[b]	50	50,500
Ford Motor Credit Co. LLC
4.38%, 08/06/23	200	215,543
General Electric Co.
3.10%, 01/09/23	200	210,902
Intercontinental Exchange Inc.
4.00%, 10/15/23	150	157,209
Jefferies Group LLC
5.13%, 01/20/23	150	154,775
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	151,854

		1,154,491
ELECTRIC — 5.20%
Alabama Power Co. Series 13-A
3.55%, 12/01/23	50	53,362
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	210	225,681
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	50	53,177
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	150	158,014
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	100	105,774

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	$100	$106,663
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	150	160,791
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	100	102,686
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	150	163,803
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)[b]	100	100,196
ITC Holdings Corp.
4.05%, 07/01/23 (Call 04/01/23)	50	52,878
NextEra Energy Capital Holdings Inc.
3.63%, 06/15/23 (Call 03/15/23)	150	153,735
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	100	105,023
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	100	101,700
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	104,914
3.85%, 11/15/23 (Call 08/15/23)	100	107,371
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	150	154,919
PSEG Power LLC
4.30%, 11/15/23 (Call 08/15/23)[b]	110	112,643
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	100,043
San Diego Gas & Electric Co. Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	53,422
Southern California Edison Co. Series C
3.50%, 10/01/23 (Call 07/01/23)[b]	150	159,097
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	100	100,796

		2,536,688
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	100	101,365

		101,365
ELECTRONICS — 0.79%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	125	129,684

Security	Principal (000s)	Value
Flextronics International Ltd.
5.00%, 02/15/23	$100	$102,750
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	150	151,590

		384,024
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	100	112,191

		112,191
FOOD — 0.96%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	150	151,682
Hershey Co. (The)
2.63%, 05/01/23 (Call 02/01/23)	150	153,051
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	150	162,345

		467,078
GAS — 0.37%
Dominion Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	50	50,904
Laclede Gas Co.
3.40%, 08/15/23 (Call 05/15/23)	50	52,662
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	75	79,047

		182,613
HEALTH CARE — PRODUCTS — 1.90%
Becton Dickinson and Co.
3.30%, 03/01/23 (Call 12/01/22)	150	154,770
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	100	106,422
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	51,835
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	50	51,483
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	250	255,788
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	300	305,248

		925,546
HEALTH CARE — SERVICES — 1.43%
Anthem Inc.
3.30%, 01/15/23	200	203,392

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Howard Hughes Medical Institute
3.50%, 09/01/23	$180	$194,266
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	52,346
UnitedHealth Group Inc.
2.88%, 03/15/23	240	246,132

		696,136
HOLDING COMPANIES — DIVERSIFIED — 0.29%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	100	96,048
Prospect Capital Corp.
5.88%, 03/15/23	50	45,500

		141,548
HOUSEHOLD PRODUCTS & WARES — 0.21%
Kimberly-Clark Corp.
2.40%, 06/01/23	100	101,711

		101,711
HOUSEWARES — 0.81%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	380	396,623

		396,623
INSURANCE — 3.35%
Aflac Inc.
3.63%, 06/15/23	150	157,756
Allstate Corp. (The)
3.15%, 06/15/23	50	51,716
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	52,035
Assurant Inc.
4.00%, 03/15/23	100	100,485
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	450	464,323
3.00%, 02/11/23	100	103,615
Chubb INA Holdings Inc.
2.70%, 03/13/23	75	75,476
Lincoln National Corp.
4.00%, 09/01/23	100	102,436
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	100	98,459
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	100	102,015
4.05%, 10/15/23 (Call 07/15/23)	50	52,821

Security	Principal (000s)	Value
MetLife Inc. Series D
4.37%, 09/15/23	$250	$273,281

		1,634,418
IRON & STEEL — 0.42%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	125	131,883
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	75	75,788

		207,671
LODGING — 0.26%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	15	15,052
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	60	60,377
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	50	50,236

		125,665
MACHINERY — 0.94%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	150	150,809
John Deere Capital Corp.
2.80%, 03/06/23	300	307,411

		458,220
MANUFACTURING — 0.55%
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	104,747
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	150	162,257

		267,004
MEDIA — 3.57%
21st Century Fox America Inc.
4.00%, 10/01/23	100	108,555
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	250	258,957
2.85%, 01/15/23	25	26,010
Discovery Communications LLC
3.25%, 04/01/23	75	72,429
NBCUniversal Media LLC
2.88%, 01/15/23	350	363,356
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	75	80,603

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$200	$259,536
Time Warner Inc.
4.05%, 12/15/23	200	215,364
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	350	358,207

		1,743,017
METAL FABRICATE & HARDWARE — 0.36%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	175	177,317

		177,317
MINING — 1.37%
Barrick Gold Corp.
4.10%, 05/01/23	125	129,085
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	250	265,424
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	275	273,042

		667,551
OIL & GAS — 5.30%
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	92,996
BP Capital Markets PLC
2.75%, 05/10/23	475	474,448
Chevron Corp.
3.19%, 06/24/23 (Call 03/24/23)[b]	450	469,058
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	250	243,935
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	300	306,993
Nabors Industries Inc.
5.10%, 09/15/23 (Call 06/15/23)[b]	50	44,750
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	200	200,976
Shell International Finance BV
2.25%, 01/06/23	25	24,364
3.40%, 08/12/23	275	285,456
Total Capital Canada Ltd.
2.75%, 07/15/23	440	445,221

		2,588,197
OIL & GAS SERVICES — 1.11%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	300	305,258

Security	Principal (000s)	Value
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	$225	$238,088

		543,346
PACKAGING & CONTAINERS — 0.27%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	52,955
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	76,885

		129,840
PHARMACEUTICALS — 5.16%
Bristol-Myers Squibb Co.
3.25%, 11/01/23	150	161,176
Cardinal Health Inc.
3.20%, 03/15/23	100	103,635
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	300	311,076
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	200	201,042
3.38%, 12/05/23	200	220,497
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	100,794
Merck & Co. Inc.
2.80%, 05/18/23	425	445,294
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	125	127,626
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	203,958
Pfizer Inc.
3.00%, 06/15/23	200	209,572
5.80%, 08/12/23	100	121,110
Zeneca Wilmington Inc.
7.00%, 11/15/23	50	63,449
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	250	249,717

		2,518,946
PIPELINES — 4.39%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	50	43,131
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	46,412
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)[b]	125	120,570

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	$250	$227,882
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	200	202,157
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	50	47,185
3.50%, 09/01/23 (Call 06/01/23)	155	145,234
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[a,b]	125	119,687
5.50%, 02/15/23 (Call 08/15/17)[a,b]	200	198,500
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	49,946
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	250	232,753
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	75	69,924
5.50%, 04/15/23 (Call 10/15/17)	50	47,250
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	92,031
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	75	70,406
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[b]	100	102,750
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	110	99,550
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	250	230,000

		2,145,368
REAL ESTATE — 0.42%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	100	101,376
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	100	102,750

		204,126
REAL ESTATE INVESTMENT TRUSTS — 7.50%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	150	152,551

Security	Principal (000s)	Value
American Tower Corp.
3.50%, 01/31/23[b]	$225	$230,873
AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	100	108,312
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	100	101,314
3.85%, 02/01/23 (Call 11/01/22)	200	211,567
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	100	100,183
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	100	111,119
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	40	39,099
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	50	47,839
Crown Castle International Corp.
5.25%, 01/15/23	450	500,490
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	100	106,189
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	100	97,286
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)[b]	50	50,466
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	50	51,860
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	100	101,411
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	150	150,924
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	125	126,424
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	50	49,871
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	100	99,284
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	100	105,081
Series D
3.75%, 10/15/23 (Call 07/15/23)	100	98,285
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	100	102,486
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	49,549

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Lexington Realty Trust
4.25%, 06/15/23 (Call 03/15/23)	$100	$99,581
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	50	49,396
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	50	49,789
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	85	93,005
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	100	108,257
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	100	101,261
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	100	102,615
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	100	100,477
Weyerhaeuser Co.
4.63%, 09/15/23	150	162,720

		3,659,564
RETAIL — 4.97%
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)	100	105,307
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	100	101,608
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	350	384,087
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	275	277,513
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	225	233,242
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	100	103,020
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)[b]	100	110,512
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	189,957
4.38%, 09/01/23 (Call 06/01/23)	25	25,935
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)[b]	15	15,913
QVC Inc.
4.38%, 03/15/23	100	99,157
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	75	75,237

Security	Principal (000s)	Value
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[b]	$170	$187,695
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	25	25,050
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	475	489,842

		2,424,075
SEMICONDUCTORS — 0.47%
Altera Corp.
4.10%, 11/15/23	25	27,790
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)[b]	25	25,243
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	125	127,659
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	50	49,621

		230,313
SOFTWARE — 1.54%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	150	151,630
Microsoft Corp.
3.63%, 12/15/23 (Call 09/15/23)	350	382,818
Oracle Corp.
3.63%, 07/15/23	200	216,831

		751,279
TELECOMMUNICATIONS — 5.73%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	350	364,753
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150	157,284
Cisco Systems Inc.
2.60%, 02/28/23	100	103,574
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)[b]	75	76,842
Motorola Solutions Inc.
3.50%, 03/01/23	50	47,174
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	65	66,103
4.10%, 10/01/23 (Call 07/01/23)	150	162,906
Telefonica Emisiones SAU
4.57%, 04/27/23	150	164,270

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
Verizon Communications Inc.
5.15%, 09/15/23	$1,225	$1,406,876
Vodafone Group PLC
2.95%, 02/19/23	250	249,409

		2,799,191
TRANSPORTATION — 2.20%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	255	265,616
3.85%, 09/01/23 (Call 06/01/23)	100	109,679
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	50	54,740
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	175	187,790
FedEx Corp.
2.70%, 04/15/23	100	100,961
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[a]	100	98,016
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	101,701
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	150	153,908

		1,072,411

TOTAL CORPORATE BONDS & NOTES
(Cost: $46,076,108)		47,109,850

SHORT-TERM INVESTMENTS — 6.64%

MONEY MARKET FUNDS — 6.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,438	2,437,563
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	183	182,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	623	623,362

		3,243,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,243,767)		3,243,767

Value
TOTAL INVESTMENTS IN SECURITIES — 103.17%
(Cost: $49,319,875)	$50,353,617
Other Assets, Less Liabilities — (3.17)%	(1,549,162)

NET ASSETS — 100.00%	$48,804,455

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.37%

ADVERTISING — 1.26%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$50	$51,298
Omnicom Group Inc.
3.65%, 11/01/24 (Call 08/01/24)	191	199,192
WPP Finance 2010
3.75%, 09/19/24	213	219,361

		469,851
AEROSPACE & DEFENSE — 0.67%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	125	130,444
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	66	66,450
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	50	52,875

		249,769
AGRICULTURE — 1.53%
Altria Group Inc.
4.00%, 01/31/24	307	338,827
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	80	84,328
Philip Morris International Inc.
3.25%, 11/10/24	140	148,921

		572,076
AUTO PARTS & EQUIPMENT — 1.01%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	112	117,843
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	68	69,920
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	182	189,039

		376,802
BANKS — 24.56%
Abbey National Treasury Services PLC/United Kingdom
4.00%, 03/13/24	120	128,626
Bank of America Corp.
4.00%, 04/01/24	456	478,451
4.13%, 01/22/24	316	334,338
4.20%, 08/26/24	289	294,720

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	$100	$104,294
3.40%, 05/15/24 (Call 04/15/24)	41	43,138
3.65%, 02/04/24 (Call 01/05/24)	98	104,990
Barclays PLC
4.38%, 09/11/24[a]	400	386,559
BNP Paribas SA
4.25%, 10/15/24	200	206,187
BPCE SA
4.00%, 04/15/24[a]	250	267,789
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	106	109,158
Citigroup Inc.
3.75%, 06/16/24	310	322,370
4.00%, 08/05/24	116	117,476
Credit Suisse AG/New York NY
3.63%, 09/09/24	500	516,636
Deutsche Bank AG/London
3.70%, 05/30/24	391	390,497
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	210	223,057
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)[a]	206	214,024
4.00%, 03/03/24	592	622,560
HSBC Holdings PLC
4.25%, 03/14/24	200	204,448
HSBC USA Inc.
3.50%, 06/23/24	300	306,005
JPMorgan Chase & Co.
3.63%, 05/13/24	311	324,822
3.88%, 02/01/24	391	417,326
3.88%, 09/10/24	475	488,899
Lloyds Banking Group PLC
4.50%, 11/04/24	200	203,993
Morgan Stanley
3.70%, 10/23/24	455	469,441
Series F
3.88%, 04/29/24	447	466,586
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	146	154,264
State Street Corp.
3.30%, 12/16/24	140	147,323
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	258,345

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
U.S. Bancorp.
3.70%, 01/30/24 (Call 12/29/23)	$100	$108,549
Series F
3.60%, 09/11/24 (Call 08/11/24)	148	155,371
Wells Fargo & Co.
3.30%, 09/09/24	475	487,283
4.48%, 01/16/24	99	107,112

		9,164,637
BEVERAGES — 1.21%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24	232	248,652
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	185	202,481

		451,133
BIOTECHNOLOGY — 2.08%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	282	299,476
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	150	155,750
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	299	321,984

		777,210
BUILDING MATERIALS — 0.28%
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)[a]	100	102,704

		102,704
CHEMICALS — 2.39%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)[a]	50	52,440
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	125	125,717
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)[a]	136	141,212
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	75	77,354
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	200	232,835
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	75	64,169
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	115	117,882
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	80	81,102

		892,711

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 1.53%
MasterCard Inc.
3.38%, 04/01/24	$214	$228,668
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	10	11,066
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	325	332,370

		572,104
COMPUTERS — 2.58%
Apple Inc.
3.45%, 05/06/24	472	503,381
International Business Machines Corp.
3.63%, 02/12/24	425	458,972

		962,353
COSMETICS & PERSONAL CARE — 0.05%
Colgate-Palmolive Co.
3.25%, 03/15/24	16	17,282

		17,282
DISTRIBUTION & WHOLESALE — 0.17%
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	66	64,374

		64,374
DIVERSIFIED FINANCIAL SERVICES — 2.60%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)	74	74,160
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	90	90,371
Ameriprise Financial Inc.
3.70%, 10/15/24	98	102,952
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	74	74,167
Ford Motor Credit Co. LLC
3.66%, 09/08/24[a]	200	205,739
General Electric Co.
3.45%, 05/15/24 (Call 02/13/24)	80	86,120
Invesco Finance PLC
4.00%, 01/30/24	113	120,046
Legg Mason Inc.
3.95%, 07/15/24	50	48,737
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	66	67,689
Stifel Financial Corp.
4.25%, 07/18/24	100	99,869

		969,850

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
ELECTRIC — 4.45%
Arizona Public Service Co.
3.35%, 06/15/24 (Call 03/15/24)	$25	$26,023
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	50	58,240
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	75	79,326
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	50	52,156
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	50	51,778
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)[a]	118	121,311
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	80	82,390
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)[a]	196	205,798
Entergy Louisiana LLC
5.40%, 11/01/24	125	146,153
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	120	126,535
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	100	101,934
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	150	160,283
Pacific Gas & Electric Co.
3.75%, 02/15/24 (Call 11/15/23)	125	133,298
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	25	26,785
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)[a]	50	53,256
Public Service Electric & Gas Co.
3.05%, 11/15/24 (Call 08/15/24)	100	103,275
Series I
3.75%, 03/15/24 (Call 12/15/23)	50	54,175
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	75	79,053

		1,661,769
ELECTRONICS — 0.86%
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)[a]	100	97,467

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	$210	$225,115

		322,582
ENGINEERING & CONSTRUCTION — 0.14%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	50	51,770

		51,770
ENVIRONMENTAL CONTROL — 0.14%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	50	52,908

		52,908
FOOD — 1.87%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	100	107,371
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	75	81,801
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	175	189,138
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	299	320,962

		699,272
FOREST PRODUCTS & PAPER — 0.81%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100	99,375
Georgia-Pacific LLC
8.00%, 01/15/24	76	99,108
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	99	102,510

		300,993
GAS — 0.56%
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	75	76,810
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	112	114,175
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	16	16,714

		207,699
HEALTH CARE — PRODUCTS — 1.84%
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	405	430,933
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	141	152,780

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	$100	$103,871

		687,584
HEALTH CARE — SERVICES — 1.10%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)[a]	68	70,136
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	98	100,641
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	100	103,778
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	50	53,306
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	80	80,979

		408,840
HOUSEHOLD PRODUCTS & WARES — 0.14%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	50	52,527

		52,527
HOUSEWARES — 0.30%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	110	113,479

		113,479
INSURANCE — 3.71%
Aflac Inc.
3.63%, 11/15/24	190	200,820
American International Group Inc.
4.13%, 02/15/24	289	301,846
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	90	90,195
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	91	95,867
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	74	74,058
Chubb INA Holdings Inc.
3.35%, 05/15/24	82	86,202
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	72	72,394
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	50	51,144
MetLife Inc.
3.60%, 04/10/24	166	173,968

Security	Principal (000s)	Value
Prudential Financial Inc.
3.50%, 05/15/24[a]	$100	$101,981
Unum Group
4.00%, 03/15/24	50	49,273
XLIT Ltd.
6.38%, 11/15/24	75	88,261

		1,386,009
INTERNET — 2.81%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	450	455,561
Alphabet Inc.
3.38%, 02/25/24[a]	136	148,250
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)	264	291,207
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)[a]	76	75,898
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[a]	76	76,929

		1,047,845
MACHINERY — 0.94%
Caterpillar Financial Services Corp.
3.25%, 12/01/24	100	104,827
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	132	140,187
John Deere Capital Corp.
3.35%, 06/12/24	100	105,616

		350,630
MANUFACTURING — 1.39%
General Electric Co.
3.38%, 03/11/24	100	107,181
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)[a]	105	112,902
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	51,635
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	100	105,750
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	88,588
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	50	51,166

		517,222

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
MEDIA — 1.89%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	$50	$53,556
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	50	52,162
Comcast Corp.
3.60%, 03/01/24	240	260,302
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	68	69,854
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	50	51,888
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	161	166,366
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)[a]	50	50,023

		704,151
OFFICE & BUSINESS EQUIPMENT — 0.36%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	84	87,039
Xerox Corp.
3.80%, 05/15/24	50	45,699

		132,738
OIL & GAS — 5.59%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	141	132,610
BP Capital Markets PLC
3.54%, 11/04/24	170	177,849
3.81%, 02/10/24	132	140,640
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	90	83,886
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	68	69,388
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	125	124,838
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)	164	172,253
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	50	47,031
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	216	213,557
Kerr-McGee Corp.
6.95%, 07/01/24	66	73,283
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	248	236,019

Security	Principal (000s)	Value
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	$62	$61,253
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	91	92,522
Total Capital International SA
3.70%, 01/15/24	305	325,682
3.75%, 04/10/24	125	133,694

		2,084,505
OIL & GAS SERVICES — 0.10%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	43	38,848

		38,848
PHARMACEUTICALS — 4.89%
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	265	272,470
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	100	102,985
Cardinal Health Inc.
3.50%, 11/15/24 (Call 08/15/24)	100	104,633
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	156	157,950
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	234	247,946
Novartis Capital Corp.
3.40%, 05/06/24	396	427,164
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	200,877
Pfizer Inc.
3.40%, 05/15/24[a]	290	311,783

		1,825,808
PIPELINES — 4.69%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	75	69,428
Buckeye Partners LP
4.35%, 10/15/24 (Call 07/15/24)	50	45,619
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	75	62,625
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	65	59,507
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	100	96,441
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	50	43,250
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	232	241,722

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$18	$15,610
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	16	15,465
4.25%, 09/01/24 (Call 06/01/24)	116	112,287
4.30%, 05/01/24 (Call 02/01/24)	141	137,567
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)[c]	125	120,313
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	110	98,605
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	250	270,432
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	68	65,479
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	237	212,115
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	91	82,810

		1,749,275
REAL ESTATE — 0.45%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	50	51,905
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	50	50,963
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	66	66,560

		169,428
REAL ESTATE INVESTMENT TRUSTS — 5.18%
American Tower Corp.
5.00%, 02/15/24	240	267,492
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	75	77,801
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	116	122,045
Brandywine Operating Partnership LP
4.10%, 10/01/24 (Call 07/01/24)	50	49,583
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	100	107,476
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	40	36,655

Security	Principal (000s)	Value
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	$35	$36,281
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	50	50,650
Education Realty Operating Partnership LP
4.60%, 12/01/24 (Call 09/01/24)	50	49,938
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	178	174,364
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	24,726
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	150	160,743
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	50	50,791
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	50	51,130
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	100	102,773
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	100	100,848
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	40	41,404
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	50	48,485
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	48	50,728
3.75%, 02/01/24 (Call 11/01/23)	135	145,820
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	75	77,502
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	100	105,049

		1,932,284
RETAIL — 4.66%
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	60	62,958
5.00%, 12/01/24 (Call 09/01/24)[c]	75	84,994
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	275	304,295
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	16	15,786
6.65%, 07/15/24	75	88,388
McDonald’s Corp.
3.25%, 06/10/24	91	95,514

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
QVC Inc.
4.85%, 04/01/24	$76	$76,502
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	75	73,665
Target Corp.
3.50%, 07/01/24	184	201,093
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)	350	378,299
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	345	359,008

		1,740,502
SEMICONDUCTORS — 0.44%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	158	163,833

		163,833
SOFTWARE — 1.30%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	84	85,635
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	375	400,042

		485,677
TELECOMMUNICATIONS — 4.09%
AT&T Inc.
3.90%, 03/11/24 (Call 12/11/23)	216	228,413
4.45%, 04/01/24 (Call 01/01/24)	250	271,485
Cisco Systems Inc.
3.63%, 03/04/24	194	214,275
Juniper Networks Inc.
4.50%, 03/15/24	50	50,766
Motorola Solutions Inc.
4.00%, 09/01/24	58	55,734
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	518	540,740
4.15%, 03/15/24 (Call 12/15/23)	154	166,880

		1,528,293
TRANSPORTATION — 1.68%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	68	72,566
3.75%, 04/01/24 (Call 01/01/24)	134	146,323
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	66	69,361

Security	Principal or Shares (000s)	Value
FedEx Corp.
4.00%, 01/15/24[a]	$86	$94,115
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	100	107,381
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	50	54,495
3.75%, 03/15/24 (Call 12/15/23)	75	82,353

		626,594
WATER — 0.07%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	25	27,016

		27,016

TOTAL CORPORATE BONDS & NOTES
(Cost: $35,911,319)		36,712,937

SHORT-TERM INVESTMENTS — 8.89%

MONEY MARKET FUNDS — 8.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	2,849	2,848,824
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,d,e]	214	213,691
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	254	254,197

		3,316,712

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,316,712)		3,316,712

TOTAL INVESTMENTS IN SECURITIES — 107.26%
(Cost: $39,228,031)		40,029,649
Other Assets, Less Liabilities — (7.26)%		(2,708,756)

NET ASSETS — 100.00%		$37,320,893

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.35%

AEROSPACE & DEFENSE — 1.07%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	$50	$50,704
2.60%, 10/30/25 (Call 07/30/25)[a]	100	101,916
Embraer Netherlands Finance BV
5.05%, 06/15/25[a]	150	149,062
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	200	204,461

		506,143
AGRICULTURE — 1.10%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)	100	107,046
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	375	414,335

		521,381
AIRLINES — 0.26%
United Airlines 2013-1 Pass Through Trust
Series A, Class A
4.30%, 02/15/27	116	121,678

		121,678
AUTO MANUFACTURERS — 1.21%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	200	211,271
General Motors Co.
4.00%, 04/01/25[a]	105	105,245
General Motors Financial Co. Inc.
4.30%, 07/13/25 (Call 04/13/25)	250	256,193

		572,709
BANKS — 23.09%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	20	20,329
Bank of America Corp.
3.88%, 08/01/25	600	624,454
4.00%, 01/22/25	370	369,489
Series L
3.95%, 04/21/25	400	397,957
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)[a]	125	127,719
3.95%, 11/18/25 (Call 10/18/25)	25	27,555
Bank of Nova Scotia (The)
4.50%, 12/16/25	250	256,510

Security	Principal (000s)	Value
Barclays PLC
3.65%, 03/16/25	$400	$385,314
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	250	262,208
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[a]	100	98,729
4.20%, 10/29/25 (Call 09/29/25)	275	281,055
Citigroup Inc.
3.30%, 04/27/25	300	300,736
3.88%, 03/26/25[a]	100	99,303
4.40%, 06/10/25	250	257,210
5.50%, 09/13/25	425	470,235
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	100	103,004
4.35%, 08/01/25 (Call 07/01/25)	100	103,295
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25[a]	500	518,861
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	250	242,644
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	375	378,614
3.75%, 05/22/25 (Call 02/22/25)	350	359,577
4.25%, 10/21/25	380	387,779
HSBC Holdings PLC
4.25%, 08/18/25	200	200,474
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	265	265,523
3.90%, 07/15/25 (Call 04/15/25)	700	739,662
Lloyds Bank PLC
3.50%, 05/14/25	400	417,716
Morgan Stanley
4.00%, 07/23/25	600	630,312
5.00%, 11/24/25	275	298,531
Northern Trust Corp.
3.95%, 10/30/25	150	162,757
PNC Bank N.A.
4.20%, 11/01/25 (Call 10/02/25)[a,b]	250	276,229
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	225	233,086
Santander Issuances SAU
5.18%, 11/19/25	200	197,929
State Street Corp.
3.55%, 08/18/25	200	215,284

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
SVB Financial Group
3.50%, 01/29/25	$25	$24,965
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	255,445
Wells Fargo & Co.
3.00%, 02/19/25	535	535,058
3.55%, 09/29/25[a]	400	416,638

		10,942,186
BEVERAGES — 2.04%
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	75	78,366
Coca-Cola Co. (The)
2.88%, 10/27/25	400	417,135
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	100	104,311
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	200	205,525
3.50%, 07/17/25 (Call 04/17/25)	150	162,750

		968,087
BIOTECHNOLOGY — 2.51%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	100	102,523
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	325	348,348
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	425	447,419
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	275	291,217

		1,189,507
BUILDING MATERIALS — 0.11%
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	53,250

		53,250
CHEMICALS — 1.11%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	95	93,612
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	180	186,046
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	100	98,688
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	50	48,403

Security	Principal (000s)	Value
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	$50	$50,502
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	50	50,703

		527,954
COMMERCIAL SERVICES — 1.10%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	150	161,049
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	100	102,425
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	100	105,597
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	153,169

		522,240
COMPUTERS — 2.74%
Apple Inc.
2.50%, 02/09/25	330	328,492
3.20%, 05/13/25	325	340,921
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)[c]	400	414,762
International Business Machines Corp.
7.00%, 10/30/25	75	100,381
Seagate HDD Cayman
4.75%, 01/01/25	150	113,539

		1,298,095
DIVERSIFIED FINANCIAL SERVICES — 4.75%
Affiliated Managers Group Inc.
3.50%, 08/01/25	95	91,938
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	75	75,749
CME Group Inc./IL
3.00%, 03/15/25 (Call 12/15/24)[a]	150	152,074
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	80	78,999
Franklin Resources Inc.
2.85%, 03/30/25[a]	25	25,062
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25[c]	200	213,538
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	300	310,813

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	$50	$53,014
Lazard Group LLC
3.75%, 02/13/25	55	51,393
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	50,610
3.25%, 11/01/25 (Call 08/01/25)	100	104,325
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	175	181,300
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	100	104,210
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	725	760,543

		2,253,568
ELECTRIC — 4.13%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	100	101,014
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	51,674
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	30,648
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	100	104,351
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)[a]	55	57,576
Dominion Resources Inc./VA
3.90%, 10/01/25 (Call 07/01/25)	100	104,567
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	70	73,498
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	105	110,741
Eversource Energy
Series H
3.15%, 01/15/25 (Call 10/15/24)	100	101,951
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[c]	150	159,605
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	100	104,566
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	25,940
Louisville Gas & Electric Co.
Series 25
3.30%, 10/01/25 (Call 07/01/25)	100	104,693

Security	Principal (000s)	Value
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	$50	$49,157
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)[a]	90	94,787
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	200	203,978
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)	100	102,427
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	75	75,181
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	85	86,862
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	75	77,226
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	50	52,254
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	30	31,157
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)	50	51,889

		1,955,742
ELECTRICAL COMPONENTS & EQUIPMENT — 0.22%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	104,010

		104,010
ELECTRONICS — 0.37%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	50	49,746
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	100	99,750
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	25	25,765

		175,261
ENVIRONMENTAL CONTROL — 0.27%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	50	50,761
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)[a]	75	77,032

		127,793
FOOD — 1.81%
JM Smucker Co. (The)
3.50%, 03/15/25	150	157,734

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[c]	$310	$331,260
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)[a]	125	132,690
Unilever Capital Corp.
3.10%, 07/30/25	100	107,333
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a,c]	125	131,144

		860,161
GAS — 0.65%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	75	75,000
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	100	103,025
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	125	130,221

		308,246
HEALTH CARE — PRODUCTS — 2.73%
Boston Scientific Corp.
3.85%, 05/15/25	100	104,122
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	100	106,406
Medtronic Inc.
3.50%, 03/15/25	675	722,940
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	100	104,094
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	250	256,231

		1,293,793
HEALTH CARE — SERVICES — 1.77%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	150	150,361
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	100	101,330
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)[a]	125	125,762
UnitedHealth Group Inc.
3.75%, 07/15/25	425	460,487

		837,940
HOLDING COMPANIES — DIVERSIFIED — 0.31%
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)[a]	75	72,195

Security	Principal (000s)	Value
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	$75	$73,755

		145,950
HOME FURNISHINGS — 0.11%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	51,042

		51,042
HOUSEHOLD PRODUCTS & WARES — 0.29%
Kimberly-Clark Corp.
2.65%, 03/01/25	30	30,742
3.05%, 08/15/25	100	105,311

		136,053
HOUSEWARES — 0.11%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	50	51,101

		51,101
INSURANCE — 2.37%
Aflac Inc.
3.25%, 03/17/25	50	50,896
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	50,122
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	275	278,374
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	150	154,246
Chubb INA Holdings Inc.
3.15%, 03/15/25	100	103,621
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	25	25,234
Lincoln National Corp.
3.35%, 03/09/25[a]	50	48,363
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	85	86,340
MetLife Inc.
3.00%, 03/01/25	50	49,852
3.60%, 11/13/25 (Call 08/13/25)	100	103,859
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	100	99,488
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	48,633
Unum Group
3.88%, 11/05/25	25	24,238

		1,123,266

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
INTERNET — 0.11%
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	$50	$51,235

		51,235
LEISURE TIME — 0.33%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	156,253

		156,253
LODGING — 0.33%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	50	51,895
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	25	25,804
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)	75	80,872

		158,571
MACHINERY — 0.77%
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	100	103,275
John Deere Capital Corp.
3.40%, 09/11/25[a]	100	105,939
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	50,788
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	100	104,335

		364,337
MANUFACTURING — 0.16%
Pentair Finance SA
4.65%, 09/15/25 (Call 06/15/25)	50	51,240
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	25	25,581

		76,821
MEDIA — 4.51%
21st Century Fox America Inc.
7.70%, 10/30/25	50	66,997
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	150	153,665
CCO Safari II LLC
4.91%, 07/23/25 (Call 04/23/25)[c]	725	781,135
Comcast Corp.
3.38%, 08/15/25 (Call 05/15/25)	500	533,600

Security	Principal (000s)	Value
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)[a]	$130	$124,716
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	255	264,938
Walt Disney Co. (The)
3.15%, 09/17/25[a]	200	214,819

		2,139,870
METAL FABRICATE & HARDWARE — 0.45%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	200	211,245

		211,245
MINING — 0.54%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[a]	225	231,192
Southern Copper Corp.
3.88%, 04/23/25	25	24,375

		255,567
OIL & GAS — 4.36%
BP Capital Markets PLC
3.51%, 03/17/25	175	182,989
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	80	74,132
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	100	105,384
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)[a]	100	100,622
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)[a]	150	156,952
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	75	74,605
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	350	355,675
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)[a]	100	103,093
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	100	88,000
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	150	157,377
Shell International Finance BV
3.25%, 05/11/25[a]	500	515,889
Valero Energy Corp.
3.65%, 03/15/25[a]	150	150,354

		2,065,072

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.65%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	$300	$307,372

		307,372
PHARMACEUTICALS — 7.65%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	150	146,346
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)[a]	675	707,779
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	575	588,249
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	102,121
AstraZeneca PLC
3.38%, 11/16/25	400	416,812
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)[c]	300	309,103
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	150	159,929
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	200	206,863
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	50	53,492
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)[a]	500	515,436
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	300	313,954
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	100	107,310

		3,627,394
PIPELINES — 3.46%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[c]	100	102,431
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)[a]	50	52,192
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)	125	115,567
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	25	21,375
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	150	154,217
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	250	245,051

Security	Principal (000s)	Value
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	$50	$48,609
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	115	104,650
4.88%, 06/01/25 (Call 03/01/25)[c]	150	144,000
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)[a]	75	74,103
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	50	47,518
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)[a]	125	119,748
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	100	98,733
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	50	53,631
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	30	27,226
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	65	59,150
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	75	65,062
4.00%, 09/15/25 (Call 06/15/25)	125	108,750

		1,642,013
REAL ESTATE — 0.75%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	100	101,302
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	150	158,806
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	95,933

		356,041
REAL ESTATE INVESTMENT TRUSTS — 3.92%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	100	104,793
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	50	51,664
3.50%, 11/15/25 (Call 08/15/25)	100	103,879
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	100	100,593
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	90	88,057

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal (000s)	Value
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	$100	$102,859
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	100	100,984
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	120	113,124
4.00%, 06/01/25 (Call 03/01/25)	125	122,955
Healthcare Realty Trust Inc.
3.88%, 05/01/25 (Call 02/01/25)	50	48,909
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	50	48,860
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	50	49,552
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)[a]	65	68,809
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	100	100,603
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	50	51,695
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	50	51,101
Retail Properties of America Inc.
4.00%, 03/15/25 (Call 12/15/24)	50	47,072
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	130	124,822
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)	100	106,503
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)[a]	70	69,537
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	200	203,457

		1,859,828
RETAIL — 3.15%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)	100	104,054
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	10	10,176
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	140	141,334
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	440	474,811
Dollar General Corp.
4.15%, 11/01/25 (Call 08/01/25)	100	106,336

Security	Principal (000s)	Value
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	$200	$216,024
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[a]	100	98,361
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	150	160,416
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	100	104,720
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	80	78,466

		1,494,698
SEMICONDUCTORS — 2.26%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	50	54,213
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)[a]	100	107,847
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)[a]	450	494,081
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	25	24,504
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)[a]	375	388,910

		1,069,555
SOFTWARE — 4.14%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	150	154,864
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	225	247,497
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	100	105,613
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	275	281,153
3.13%, 11/03/25 (Call 08/03/25)	650	684,041
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	475	487,682

		1,960,850
TELECOMMUNICATIONS — 3.12%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	725	736,698
3.95%, 01/15/25 (Call 10/15/24)	250	263,257
Cisco Systems Inc.
3.50%, 06/15/25[a]	200	218,812

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2016

Security	Principal or Shares (000s)	Value
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	$100	$104,026
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	50	50,042
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	100	105,591

		1,478,426
TRANSPORTATION — 1.36%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (Call 06/01/25)	125	135,681
7.00%, 12/15/25	50	66,516
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	49,547
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	100	104,306
FedEx Corp.
3.20%, 02/01/25	125	129,165
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	150	159,844

		645,059
WATER — 0.10%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	45	47,264

		47,264

TOTAL CORPORATE BONDS & NOTES
(Cost: $45,278,124)		46,614,627

SHORT-TERM INVESTMENTS — 13.68%

MONEY MARKET FUNDS — 13.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	5,681	5,681,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,d,e]	426	426,141
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	377	376,526

		6,483,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,483,781)		6,483,781

Value
TOTAL INVESTMENTS IN SECURITIES — 112.03%
(Cost: $51,761,905)	$53,098,408
Other Assets, Less Liabilities — (12.03)%	(5,700,137)

NET ASSETS — 100.00%	$47,398,271

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	105

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares iBonds Dec 2016 Term Corporate ETF	iShares iBonds Dec 2017 Term Corporate ETF	iShares iBonds Dec 2018 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$34,749,302	$64,973,800	$105,305,671
Affiliated (Note 2)	28,579,031	3,629,814	4,020,758

Total cost of investments	$63,328,333	$68,603,614	$109,326,429

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$34,762,371	$65,107,401	$105,702,509
Affiliated (Note 2)	28,578,770	3,631,118	4,023,593

Total fair value of investments	63,341,141	68,738,519	109,726,102
Cash	652	205,822	—
Receivables:
Investment securities sold	49,000	—	—
Interest	282,425	480,158	877,327
Capital shares sold	—	97	—

Total Assets	63,673,218	69,424,596	110,603,429

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	1,041,415	2,341,915	1,083,035
Investment advisory fees (Note 2)	3,220	5,312	8,515

Total Liabilities	1,044,635	2,347,227	1,091,550

NET ASSETS	$62,628,583	$67,077,369	$109,511,879

Net assets consist of:
Paid-in capital	$62,580,298	$66,858,285	$109,058,048
Undistributed net investment income	29,758	77,139	130,944
Undistributed net realized gain (accumulated net realized loss)	5,719	7,040	(76,786)
Net unrealized appreciation	12,808	134,905	399,673

NET ASSETS	$62,628,583	$67,077,369	$109,511,879

Shares outstanding[b]	2,500,000	2,700,000	4,350,000

Net asset value per share	$25.05	$24.84	$25.18

[a]	Securities on loan with values of $1,018,840, $2,285,021 and $1,056,726, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

	iShares iBonds Dec 2019 Term Corporate ETF	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$113,857,982	$134,265,671	$117,405,990
Affiliated (Note 2)	7,593,694	10,604,666	8,391,681

Total cost of investments	$121,451,676	$144,870,337	$125,797,671

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$114,697,084	$135,847,775	$119,007,007
Affiliated (Note 2)	7,604,530	10,619,007	8,391,774

Total fair value of investments	122,301,614	146,466,782	127,398,781
Receivables:
Investment securities sold	284,111	—	—
Interest	1,054,074	1,097,212	1,062,388
Capital shares sold	1,254,903	1,278,058	25,236

Total Assets	124,894,702	148,842,052	128,486,405

LIABILITIES
Payables:
Investment securities purchased	2,809,536	2,131,695	2,162,459
Collateral for securities on loan (Note 1)	3,387,570	6,574,668	5,297,893
Investment advisory fees (Note 2)	8,277	10,123	8,290

Total Liabilities	6,205,383	8,716,486	7,468,642

NET ASSETS	$118,689,319	$140,125,566	$121,017,763

Net assets consist of:
Paid-in capital	$117,777,235	$138,468,217	$119,361,944
Undistributed net investment income	127,323	213,342	168,905
Accumulated net realized loss	(65,177)	(152,438)	(114,196)
Net unrealized appreciation	849,938	1,596,445	1,601,110

NET ASSETS	$118,689,319	$140,125,566	$121,017,763

Shares outstanding[b]	4,750,000	5,500,000	4,850,000

Net asset value per share	$24.99	$25.48	$24.95

[a]	Securities on loan with values of $3,309,688, $6,421,874 and $5,169,769, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$81,962,844	$45,814,997	$35,761,030
Affiliated (Note 2)	4,459,097	3,504,878	3,467,001

Total cost of investments	$86,421,941	$49,319,875	$39,228,031

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$84,128,357	$46,846,547	$36,558,673
Affiliated (Note 2)	4,473,610	3,507,070	3,470,976

Total fair value of investments	88,601,967	50,353,617	40,029,649
Receivables:
Due from custodian (Note 4)	—	52,019	—
Interest	768,541	410,253	356,520
Capital shares sold	—	2,520,957	—

Total Assets	89,370,508	53,336,846	40,386,169

LIABILITIES
Payables:
Investment securities purchased	—	1,908,585	—
Collateral for securities on loan (Note 1)	2,984,970	2,620,405	3,062,515
Investment advisory fees (Note 2)	6,685	3,401	2,761

Total Liabilities	2,991,655	4,532,391	3,065,276

NET ASSETS	$86,378,853	$48,804,455	$37,320,893

Net assets consist of:
Paid-in capital	$84,170,157	$47,695,645	$36,499,651
Undistributed net investment income	145,585	98,413	79,743
Accumulated net realized loss	(116,915)	(23,345)	(60,119)
Net unrealized appreciation	2,180,026	1,033,742	801,618

NET ASSETS	$86,378,853	$48,804,455	$37,320,893

Shares outstanding[b]	3,450,000	1,950,000	1,500,000

Net asset value per share	$25.04	$25.03	$24.88

[a]	Securities on loan with values of $2,904,824, $2,554,733 and $2,980,255, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2016

iShares iBonds Dec 2025 Term Corporate ETF

ASSETS
Investments, at cost:
Unaffiliated	$45,011,858
Affiliated (Note 2)	6,750,047

Total cost of investments	$51,761,905

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$46,338,398
Affiliated (Note 2)	6,760,010

Total fair value of investments	53,098,408
Receivables:
Interest	464,396

Total Assets	53,562,804

LIABILITIES
Payables:
Investment securities purchased	53,825
Collateral for securities on loan (Note 1)	6,107,255
Investment advisory fees (Note 2)	3,453

Total Liabilities	6,164,533

NET ASSETS	$47,398,271

Net assets consist of:
Paid-in capital	$46,108,582
Undistributed net investment income	113,606
Accumulated net realized loss	(160,420)
Net unrealized appreciation	1,336,503

NET ASSETS	$47,398,271

Shares outstanding[b]	1,900,000

Net asset value per share	$24.95

[a]	Securities on loan with a value of $5,962,053. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares iBonds Dec 2016 Term Corporate ETF	iShares iBonds Dec 2017 Term Corporate ETF	iShares iBonds Dec 2018 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$14,084	$781	$2,156
Interest — unaffiliated	190,182	323,112	689,076
Interest — affiliated (Note 2)	2,773	1,541	4,952
Securities lending income — affiliated — net (Note 2)	2,483	1,261	1,942

Total investment income	209,522	326,695	698,126

EXPENSES
Investment advisory fees (Note 2)	25,833	21,481	38,756

Total expenses	25,833	21,481	38,756
Less investment advisory fees waived (Note 2)	(4,564)	(300)	(797)

Net expenses	21,269	21,181	37,959

Net investment income	188,253	305,514	660,167

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,761	4,907	(69,960)

Net realized gain (loss)	3,761	4,907	(69,960)

Net change in unrealized appreciation/depreciation	22,481	167,847	650,211

Net realized and unrealized gain	26,242	172,754	580,251

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$214,495	$478,268	$1,240,418

See notes to financial statements.

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares iBonds Dec 2019 Term Corporate ETF	iShares iBonds Dec 2020 Term Corporate ETF	iShares iBonds Dec 2021 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,833	$1,458	$1,876
Interest — unaffiliated	654,320	1,095,455	761,112
Interest — affiliated (Note 2)	6,225	8,564	—
Securities lending income — affiliated — net (Note 2)	2,897	7,135	2,500

Total investment income	665,275	1,112,612	765,488

EXPENSES
Investment advisory fees (Note 2)	29,440	42,817	26,410

Total expenses	29,440	42,817	26,410
Less investment advisory fees waived (Note 2)	(670)	(541)	(661)

Net expenses	28,770	42,276	25,749

Net investment income	636,505	1,070,336	739,739

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(67,764)	(139,495)	(100,961)

Net realized loss	(67,764)	(139,495)	(100,961)

Net change in unrealized appreciation/depreciation	972,719	1,838,696	1,772,942

Net realized and unrealized gain	904,955	1,699,201	1,671,981

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,541,460	$2,769,537	$2,411,720

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF	iShares iBonds Dec 2024 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$827	$646	$384
Interest — unaffiliated	744,256	462,141	398,673
Interest — affiliated (Note 2)	4,811	1,195	1,885
Securities lending income — affiliated — net (Note 2)	5,624	1,860	2,892

Total investment income	755,518	465,842	403,834

EXPENSES
Investment advisory fees (Note 2)	23,206	13,609	11,257

Total expenses	23,206	13,609	11,257
Less investment advisory fees waived (Note 2)	(313)	(242)	(141)

Net expenses	22,893	13,367	11,116

Net investment income	732,625	452,475	392,718

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(110,701)	(20,726)	(52,556)
Investments — affiliated (Note 2)	(830)	—	—

Net realized loss	(111,531)	(20,726)	(52,556)

Net change in unrealized appreciation/depreciation	2,363,579	1,272,688	1,092,841

Net realized and unrealized gain	2,252,048	1,251,962	1,040,285

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,984,673	$1,704,437	$1,433,003

See notes to financial statements.

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2016

iShares iBonds Dec 2025 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$576
Interest — unaffiliated	517,240
Interest — affiliated (Note 2)	2,539
Securities lending income — affiliated — net (Note 2)	6,426

Total investment income	526,781

EXPENSES
Investment advisory fees (Note 2)	14,278

Total expenses	14,278
Less investment advisory fees waived (Note 2)	(217)

Net expenses	14,061

Net investment income	512,720

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(65,825)

Net realized loss	(65,825)

Net change in unrealized appreciation/depreciation	1,568,403

Net realized and unrealized gain	1,502,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,015,298

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Dec 2016 Term Corporate ETF		iShares iBonds Dec 2017 Term Corporate ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015[a]	Six months ended April 30, 2016 (Unaudited)	Period from March 10, 2015[b] to October 31, 2015[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$188,253	$164,780	$305,514	$86,893
Net realized gain	3,761	2,184	4,907	2,133
Net change in unrealized appreciation/depreciation	22,481	18,751	167,847	(32,942)

Net increase in net assets resulting from operations	214,495	185,715	478,268	56,084

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(179,010)	(149,619)	(242,468)	(72,800)

Total distributions to shareholders	(179,010)	(149,619)	(242,468)	(72,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,031,490	27,532,982	48,256,524	18,601,761

Net increase in net assets from capital share transactions	25,031,490	27,532,982	48,256,524	18,601,761

INCREASE IN NET ASSETS	25,066,975	27,569,078	48,492,324	18,585,045

NET ASSETS
Beginning of period	37,561,608	9,992,530	18,585,045	—

End of period	$62,628,583	$37,561,608	$67,077,369	$18,585,045

Undistributed net investment income included in net assets at end of period	$29,758	$20,515	$77,139	$14,093

SHARES ISSUED
Shares sold	1,000,000	1,100,000	1,950,000	750,000

Net increase in shares outstanding	1,000,000	1,100,000	1,950,000	750,000

[a]	Share transactions reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.
[b]	Commencement of operations.

See notes to financial statements.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2018 Term Corporate ETF		iShares iBonds Dec 2019 Term Corporate ETF
	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015[a]	Six months ended April 30, 2016 (Unaudited)	Period from March 10, 2015[b] to October 31, 2015[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$660,167	$429,367	$636,505	$162,712
Net realized gain (loss)	(69,960)	(6,722)	(67,764)	2,587
Net change in unrealized appreciation/depreciation	650,211	(165,793)	972,719	(122,781)

Net increase in net assets resulting from operations	1,240,418	256,852	1,541,460	42,518

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(586,257)	(386,066)	(535,944)	(135,950)

Total distributions to shareholders	(586,257)	(386,066)	(535,944)	(135,950)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,258,341	42,746,842	91,691,136	26,086,099

Net increase in net assets from capital share transactions	56,258,341	42,746,842	91,691,136	26,086,099

INCREASE IN NET ASSETS	56,912,502	42,617,628	92,696,652	25,992,667

NET ASSETS
Beginning of period	52,599,377	9,981,749	25,992,667	—

End of period	$109,511,879	$52,599,377	$118,689,319	$25,992,667

Undistributed net investment income included in net assets at end of period	$130,944	$57,034	$127,323	$26,762

SHARES ISSUED
Shares sold	2,250,000	1,700,000	3,700,000	1,050,000

Net increase in shares outstanding	2,250,000	1,700,000	3,700,000	1,050,000

[a]	Share transactions reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.
[b]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2020 Term Corporate ETF		iShares iBonds Dec 2021 Term Corporate ETF
	Six months ended April 30, 2016 (Unaudited)	Period from December 2, 2014[a] to October 31, 2015[b]	Six months ended April 30, 2016 (Unaudited)	Period from March 10, 2015[a] to October 31, 2015[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,070,336	$519,140	$739,739	$185,292
Net realized loss	(139,495)	(7,817)	(100,961)	(13,235)
Net change in unrealized appreciation/depreciation	1,838,696	(242,251)	1,772,942	(171,832)

Net increase in net assets resulting from operations	2,769,537	269,072	2,411,720	225

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(923,095)	(453,039)	(599,468)	(156,658)

Total distributions to shareholders	(923,095)	(453,039)	(599,468)	(156,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	93,029,227	47,965,919	102,048,025	17,313,919
Cost of shares redeemed	—	(2,532,055)	—	—

Net increase in net assets from capital share transactions	93,029,227	45,433,864	102,048,025	17,313,919

INCREASE IN NET ASSETS	94,875,669	45,249,897	103,860,277	17,157,486

NET ASSETS
Beginning of period	45,249,897	—	17,157,486	—

End of period	$140,125,566	$45,249,897	$121,017,763	$17,157,486

Undistributed net investment income included in net assets at end of period	$213,342	$66,101	$168,905	$28,634

SHARES ISSUED AND REDEEMED
Shares sold	3,700,000	1,900,000	4,150,000	700,000
Shares redeemed	—	(100,000)	—	—

Net increase in shares outstanding	3,700,000	1,800,000	4,150,000	700,000

[a]	Commencement of operations.
[b]	Share transactions reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2022 Term Corporate ETF		iShares iBonds Dec 2023 Term Corporate ETF
	Six months ended April 30, 2016 (Unaudited)	Period from March 10, 2015[a] to October 31, 2015[b]	Six months ended April 30, 2016 (Unaudited)	Period from March 11, 2015[a] to October 31, 2015[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$732,625	$196,777	$452,475	$188,725
Net realized loss	(111,531)	(5,384)	(20,726)	(2,619)
Net change in unrealized appreciation/depreciation	2,363,579	(183,553)	1,272,688	(238,946)

Net increase (decrease) in net assets resulting from operations	2,984,673	7,840	1,704,437	(52,840)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(615,074)	(168,743)	(381,546)	(161,241)

Total distributions to shareholders	(615,074)	(168,743)	(381,546)	(161,241)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	70,572,206	13,597,951	36,529,416	11,166,229

Net increase in net assets from capital share transactions	70,572,206	13,597,951	36,529,416	11,166,229

INCREASE IN NET ASSETS	72,941,805	13,437,048	37,852,307	10,952,148

NET ASSETS
Beginning of period	13,437,048	—	10,952,148	—

End of period	$86,378,853	$13,437,048	$48,804,455	$10,952,148

Undistributed net investment income included in net assets at end of period	$145,585	$28,034	$98,413	$27,484

SHARES ISSUED
Shares sold	2,900,000	550,000	1,500,000	450,000

Net increase in shares outstanding	2,900,000	550,000	1,500,000	450,000

[a]	Commencement of operations.
[b]	Share transactions reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF
	Six months ended April 30, 2016 (Unaudited)	Period from March 11, 2015[a] to October 31, 2015[b]	Six months ended April 30, 2016 (Unaudited)	Period from March 11, 2015[a] to October 31, 2015[b]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$392,718	$198,528	$512,720	$209,197
Net realized loss	(52,556)	(7,563)	(65,825)	(94,595)
Net change in unrealized appreciation/depreciation	1,092,841	(291,223)	1,568,403	(231,900)

Net increase (decrease) in net assets resulting from operations	1,433,003	(100,258)	2,015,298	(117,298)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(342,220)	(169,283)	(429,762)	(178,549)

Total distributions to shareholders	(342,220)	(169,283)	(429,762)	(178,549)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,350,036	11,149,615	34,962,951	11,145,631

Net increase in net assets from capital share transactions	25,350,036	11,149,615	34,962,951	11,145,631

INCREASE IN NET ASSETS	26,440,819	10,880,074	36,548,487	10,849,784

NET ASSETS
Beginning of period	10,880,074	—	10,849,784	—

End of period	$37,320,893	$10,880,074	$47,398,271	$10,849,784

Undistributed net investment income included in net assets at end of period	$79,743	$29,245	$113,606	$30,648

SHARES ISSUED
Shares sold	1,050,000	450,000	1,450,000	450,000

Net increase in shares outstanding	1,050,000	450,000	1,450,000	450,000

[a]	Commencement of operations.
[b]	Share transactions reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. See Note 4.

See notes to financial statements.

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2016 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015[a]	Period from May 28, 2014[b] to Oct. 31, 2014[a]
Net asset value, beginning of period	$25.04	$24.98	$25.00

Income from investment operations:
Net investment income[c]	0.09	0.18	0.06
Net realized and unrealized gain (loss)[d]	0.01	0.05	(0.03)

Total from investment operations	0.10	0.23	0.03

Less distributions from:
Net investment income	(0.09)	(0.17)	(0.05)

Total distributions	(0.09)	(0.17)	(0.05)

Net asset value, end of period	$25.05	$25.04	$24.98

Total return	0.40%[e]	0.92%	0.12%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,629	$37,562	$9,993
Ratio of expenses to average net assets[f]	0.08%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	0.73%	0.71%	0.60%
Portfolio turnover rate[g]	27%	7%	2%

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2017 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.78	$24.75

Income from investment operations:
Net investment income[c]	0.17	0.19
Net realized and unrealized gain (loss)[d]	0.04	(0.00)[e]

Total from investment operations	0.21	0.19

Less distributions from:
Net investment income	(0.15)	(0.16)

Total distributions	(0.15)	(0.16)

Net asset value, end of period	$24.84	$24.78

Total return	0.85%[f]	0.76%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$67,077	$18,585
Ratio of expenses to average net assets[g]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[g]	0.10%	0.10%
Ratio of net investment income to average net assets[g]	1.42%	1.18%
Portfolio turnover rate[h]	2%	7%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2018 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015[a]	Period from May 28, 2014[b] to Oct. 31, 2014[a]
Net asset value, beginning of period	$25.05	$24.95	$25.07

Income from investment operations:
Net investment income[c]	0.21	0.39	0.16
Net realized and unrealized gain (loss)[d]	0.12	0.10	(0.15)

Total from investment operations	0.33	0.49	0.01

Less distributions from:
Net investment income	(0.20)	(0.39)	(0.13)

Total distributions	(0.20)	(0.39)	(0.13)

Net asset value, end of period	$25.18	$25.05	$24.95

Total return	1.28%[e]	1.97%	0.04%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,512	$52,599	$9,982
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	1.70%	1.57%	1.49%
Portfolio turnover rate[g]	1%	9%	3%

[a]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2019 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.75	$24.75

Income from investment operations:
Net investment income[c]	0.27	0.32
Net realized and unrealized gain (loss)[d]	0.22	(0.05)

Total from investment operations	0.49	0.27

Less distributions from:
Net investment income	(0.25)	(0.27)

Total distributions	(0.25)	(0.27)

Net asset value, end of period	$24.99	$24.75

Total return	1.94%[e]	1.14%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$118,689	$25,993
Ratio of expenses to average net assets[f]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.16%	1.98%
Portfolio turnover rate[g]	4%	3%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2020 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Dec. 2, 2014[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.14	$25.00

Income from investment operations:
Net investment income[c]	0.31	0.56
Net realized and unrealized gain[d]	0.32	0.05

Total from investment operations	0.63	0.61

Less distributions from:
Net investment income	(0.29)	(0.47)

Total distributions	(0.29)	(0.47)

Net asset value, end of period	$25.48	$25.14

Total return	2.53%[e]	2.47%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$140,126	$45,250
Ratio of expenses to average net assets[f]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.50%	2.43%
Portfolio turnover rate[g]	2%	10%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2021 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.51	$24.75

Income from investment operations:
Net investment income[c]	0.34	0.41
Net realized and unrealized gain (loss)[d]	0.41	(0.30)

Total from investment operations	0.75	0.11

Less distributions from:
Net investment income	(0.31)	(0.35)

Total distributions	(0.31)	(0.35)

Net asset value, end of period	$24.95	$24.51

Total return	3.10%[e]	0.46%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$121,018	$17,157
Ratio of expenses to average net assets[f]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.80%	2.60%
Portfolio turnover rate[g]	4%	2%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

124	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2022 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.43	$24.75

Income from investment operations:
Net investment income[c]	0.38	0.46
Net realized and unrealized gain (loss)[d]	0.58	(0.39)

Total from investment operations	0.96	0.07

Less distributions from:
Net investment income	(0.35)	(0.39)

Total distributions	(0.35)	(0.39)

Net asset value, end of period	$25.04	$24.43

Total return	4.00%[e]	0.30%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$86,379	$13,437
Ratio of expenses to average net assets[f]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.16%	2.89%
Portfolio turnover rate[g]	4%	6%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2023 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.34	$24.75

Income from investment operations:
Net investment income[c]	0.40	0.47
Net realized and unrealized gain (loss)[d]	0.66	(0.48)

Total from investment operations	1.06	(0.01)

Less distributions from:
Net investment income	(0.37)	(0.40)

Total distributions	(0.37)	(0.40)

Net asset value, end of period	$25.03	$24.34

Total return	4.36%[e]	(0.01)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,804	$10,952
Ratio of expenses to average net assets[f]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.32%	2.98%
Portfolio turnover rate[g]	5%	7%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2024 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.18	$24.75

Income from investment operations:
Net investment income[c]	0.42	0.49
Net realized and unrealized gain (loss)[d]	0.68	(0.64)

Total from investment operations	1.10	(0.15)

Less distributions from:
Net investment income	(0.40)	(0.42)

Total distributions	(0.40)	(0.42)

Net asset value, end of period	$24.88	$24.18

Total return	4.60%[e]	(0.58)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,321	$10,880
Ratio of expenses to average net assets[f]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.49%	3.15%
Portfolio turnover rate[g]	3%	3%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2025 Term Corporate ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.11	$24.75

Income from investment operations:
Net investment income[c]	0.43	0.52
Net realized and unrealized gain (loss)[d]	0.81	(0.71)

Total from investment operations	1.24	(0.19)

Less distributions from:
Net investment income	(0.40)	(0.45)

Total distributions	(0.40)	(0.45)

Net asset value, end of period	$24.95	$24.11

Total return	5.18%[e]	(0.77)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$47,398	$10,850
Ratio of expenses to average net assets[f]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.59%	3.33%
Portfolio turnover rate[g]	4%	56%

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

128	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
iBonds Dec 2016 Term Corporate	iShares iBonds Dec 2016 Corporate ETF	Non-diversified
iBonds Dec 2017 Term Corporate	iShares iBonds Dec 2017 Corporate ETF	Non-diversified
iBonds Dec 2018 Term Corporate	iShares iBonds Dec 2018 Corporate ETF	Non-diversified
iBonds Dec 2019 Term Corporate	iShares iBonds Dec 2019 Corporate ETF	Non-diversified
iBonds Dec 2020 Term Corporate	iShares iBonds Dec 2020 Corporate ETF	Non-diversified
iBonds Dec 2021 Term Corporate	iShares iBonds Dec 2021 Corporate ETF	Non-diversified
iBonds Dec 2022 Term Corporate	iShares iBonds Dec 2022 Corporate ETF	Non-diversified
iBonds Dec 2023 Term Corporate	iShares iBonds Dec 2023 Corporate ETF	Non-diversified
iBonds Dec 2024 Term Corporate	iShares iBonds Dec 2024 Corporate ETF	Non-diversified
iBonds Dec 2025 Term Corporate	iShares iBonds Dec 2025 Corporate ETF	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

130	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Dec 2016 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$35,278,260	$—	$35,278,260
Money Market Funds	28,062,881	—	—	28,062,881

Total	$28,062,881	$35,278,260	$—	$63,341,141

iBonds Dec 2017 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$65,649,565	$—	$65,649,565
Money Market Funds	3,088,954	—	—	3,088,954

Total	$3,088,954	$65,649,565	$—	$68,738,519

iBonds Dec 2018 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$106,707,205	$—	$106,707,205
Money Market Funds	3,018,897	—	—	3,018,897

Total	$3,018,897	$106,707,205	$—	$109,726,102

iBonds Dec 2019 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$116,325,020	$—	$116,325,020
Money Market Funds	5,976,594	—	—	5,976,594

Total	$5,976,594	$116,325,020	$—	$122,301,614

iBonds Dec 2020 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$137,296,251	$—	$137,296,251
Money Market Funds	9,170,531	—	—	9,170,531

Total	$9,170,531	$137,296,251	$—	$146,466,782

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Dec 2021 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$119,258,645	$—	$119,258,645
Money Market Funds	8,140,136	—	—	8,140,136

Total	$8,140,136	$119,258,645	$—	$127,398,781

iBonds Dec 2022 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$84,789,973	$—	$84,789,973
Money Market Funds	3,811,994	—	—	3,811,994

Total	$3,811,994	$84,789,973	$—	$88,601,967

iBonds Dec 2023 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$47,109,850	$—	$47,109,850
Money Market Funds	3,243,767	—	—	3,243,767

Total	$3,243,767	$47,109,850	$—	$50,353,617

iBonds Dec 2024 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$36,712,937	$—	$36,712,937
Money Market Funds	3,316,712	—	—	3,316,712

Total	$3,316,712	$36,712,937	$—	$40,029,649

iBonds Dec 2025 Term Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$46,614,627	$—	$46,614,627
Money Market Funds	6,483,781	—	—	6,483,781

Total	$6,483,781	$46,614,627	$—	$53,098,408

SECURITY TRANSACTIONS AND INCOME RECOGNITION
Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2016 Term Corporate
BNP Paribas Prime Brokerage Inc.	$176,717	$176,717	$—
Credit Suisse Securities (USA) LLC	175,672	175,672	—
JPMorgan Clearing Corp.	418,387	418,387	—
JPMorgan Securities LLC	51,191	51,191	—
Merrill Lynch, Pierce, Fenner & Smith	196,873	196,873	—

	$1,018,840	$1,018,840	$—

iBonds Dec 2017 Term Corporate
BNP Paribas Prime Brokerage Inc.	$58,435	$58,435	$—
Citigroup Global Markets Inc.	50,826	50,826	—
Credit Suisse Securities (USA) LLC	94,399	94,399	—
Deutsche Bank Securities Inc.	24,352	24,352	—
Jefferies LLC	561,529	561,529	—
JPMorgan Securities LLC	191,506	191,506	—
Merrill Lynch, Pierce, Fenner & Smith	258,348	258,348	—
Morgan Stanley & Co. LLC	1,045,626	1,045,626	—

	$2,285,021	$2,285,021	$—

iBonds Dec 2018 Term Corporate
Citigroup Global Markets Inc.	$165,187	$165,187	$—
Deutsche Bank Securities Inc.	251,689	251,689	—
Jefferies LLC	211,431	211,431	—
JPMorgan Clearing Corp.	55,098	55,098	—
Merrill Lynch, Pierce, Fenner & Smith	373,321	373,321	—

	$1,056,726	$1,056,726	$—

iBonds Dec 2019 Term Corporate
BNP Paribas Prime Brokerage Inc.	$152,432	$152,432	$—
Citigroup Global Markets Inc.	149,835	149,835	—
Credit Suisse Securities (USA) LLC	728,304	728,304	—
Jefferies LLC	555,094	555,094	—
JPMorgan Clearing Corp.	942,148	942,148	—
JPMorgan Securities LLC	193,675	193,675	—
Merrill Lynch, Pierce, Fenner & Smith	196,693	196,693	—
Morgan Stanley & Co. LLC	391,507	391,507	—

	$3,309,688	$3,309,688	$—

iBonds Dec 2020 Term Corporate
BNP Paribas Prime Brokerage Inc.	$171,156	$171,156	$—
Citigroup Global Markets Inc.	118,118	118,118	—
Credit Suisse Securities (USA) LLC	614,655	614,655	—
Deutsche Bank Securities Inc.	395,486	395,486	—
Jefferies LLC	176,787	176,787	—
JPMorgan Clearing Corp.	1,463,381	1,463,381	—
JPMorgan Securities LLC	351,500	351,500	—
Merrill Lynch, Pierce, Fenner & Smith	3,130,791	3,130,791	—

	$6,421,874	$6,421,874	$—

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2021 Term Corporate
BNP Paribas Prime Brokerage Inc.	$589,379	$589,379	$—
Citigroup Global Markets Inc.	249,228	249,228	—
Credit Suisse Securities (USA) LLC	31,129	31,129	—
Deutsche Bank Securities Inc.	755,391	755,391	—
Jefferies LLC	20,738	20,738	—
JPMorgan Clearing Corp.	1,423,980	1,423,980	—
JPMorgan Securities LLC	510,383	510,383	—
Merrill Lynch, Pierce, Fenner & Smith	1,015,420	1,015,420	—
Morgan Stanley & Co. LLC	574,121	574,121	—

	$5,169,769	$5,169,769	$—

iBonds Dec 2022 Term Corporate
Citigroup Global Markets Inc.	$827,037	$827,037	$—
Jefferies LLC	126,144	126,144	—
JPMorgan Clearing Corp.	805,517	805,517	—
JPMorgan Securities LLC	274,773	274,773	—
Merrill Lynch, Pierce, Fenner & Smith	337,755	337,755	—
Morgan Stanley & Co. LLC	533,598	533,598	—

	$2,904,824	$2,904,824	$—

iBonds Dec 2023 Term Corporate
BNP Paribas Prime Brokerage Inc.	$148,927	$148,927	$—
Citigroup Global Markets Inc.	96,578	96,578	—
Credit Suisse Securities (USA) LLC	77,391	77,391	—
Deutsche Bank Securities Inc.	377,801	377,801	—
JPMorgan Clearing Corp.	1,225,588	1,225,588	—
JPMorgan Securities LLC	52,320	52,320	—
Merrill Lynch, Pierce, Fenner & Smith	78,188	78,188	—
Morgan Stanley & Co. LLC	497,940	497,940	—

	$2,554,733	$2,554,733	$—

iBonds Dec 2024 Term Corporate
BNP Paribas Prime Brokerage Inc.	$94,972	$94,972	$—
Citigroup Global Markets Inc.	622,170	622,170	—
Credit Suisse Securities (USA) LLC	71,108	71,108	—
Deutsche Bank Securities Inc.	251,055	251,055	—
Jefferies LLC	206,450	206,450	—
JPMorgan Securities LLC	691,474	691,474	—
Merrill Lynch, Pierce, Fenner & Smith	343,155	343,155	—
Morgan Stanley & Co. LLC	699,871	699,871	—

	$2,980,255	$2,980,255	$—

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2025 Term Corporate
BNP Paribas Prime Brokerage Inc.	$106,207	$106,207	$—
Citigroup Global Markets Inc.	938,972	938,972	—
Credit Suisse Securities (USA) LLC	646,033	646,033	—
Deutsche Bank Securities Inc.	701,878	701,878	—
Jefferies LLC	902,404	902,404	—
JPMorgan Clearing Corp.	875,997	875,997	—
JPMorgan Securities LLC	416,398	416,398	—
Merrill Lynch, Pierce, Fenner & Smith	956,070	956,070	—
Morgan Stanley & Co. LLC	418,094	418,094	—

	$5,962,053	$5,962,053	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10% based on the average daily net assets of each Fund. In addition, each of the Funds indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses attributable to each Fund’s investments in other funds advised by BFA or its affiliates, if any.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBonds Dec 2016 Term Corporate	$1,024
iBonds Dec 2017 Term Corporate	527
iBonds Dec 2018 Term Corporate	783
iBonds Dec 2019 Term Corporate	1,031
iBonds Dec 2020 Term Corporate	2,623

iShares ETF	Fees Paid to BTC
iBonds Dec 2021 Term Corporate	$1,007
iBonds Dec 2022 Term Corporate	1,754
iBonds Dec 2023 Term Corporate	757
iBonds Dec 2024 Term Corporate	1,106
iBonds Dec 2025 Term Corporate	2,440

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2016 Term Corporate	$202,823	$—
iBonds Dec 2018 Term Corporate	—	16,048
iBonds Dec 2020 Term Corporate	—	139,246

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBonds Dec 2016 Term Corporate
PNC Funding Corp.
2.70%, 09/19/16	$475	$38	$—	$513	$515,889	$2,773	$—

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBonds Dec 2017 Term Corporate
PNC Bank N.A.
1.13%, 01/27/17	$—	$500	$—	$500	$500,909	$1,382	$—
PNC Funding Corp.
5.63%, 02/01/17	—	40	—	40	41,255	159	—

					$542,164	$1,541	$—

iBonds Dec 2018 Term Corporate
PNC Bank N.A.
1.50%, 02/23/18	$500	$250	$—	$750	$752,799	$3,794	$—
1.80%, 11/05/18	—	250	—	250	251,897	1,158	—

					$1,004,696	$4,952	$—

iBonds Dec 2019 Term Corporate
PNC Bank N.A.
1.95%, 03/04/19	$—	$250	$—	$250	$252,670	$639	$—
2.20%, 01/28/19	—	250	—	250	254,468	1,317	—
2.25%, 07/02/19	—	250	—	250	254,554	276	—
2.40%, 10/18/19	—	500	—	500	510,756	450	—
PNC Funding Corp.
6.70%, 06/10/19	200	110	—	310	355,488	3,543	—

					$1,627,936	$6,225	$—

iBonds Dec 2020 Term Corporate
PNC Bank N.A.
2.45%, 11/05/20	$—	$750	$—	$750	$764,265	$2,508	$—
2.60%, 07/21/20	—	250	—	250	256,235	845	—
PNC Funding Corp.
4.38%, 08/11/20	290	—	—	290	316,608	3,875	—
5.13%, 02/08/20	100	—	—	100	111,368	1,336	—

					$1,448,476	$8,564	$—

iBonds Dec 2021 Term Corporate
PNC Bank N.A.
2.15%, 04/29/21	$—	$250	$—	$250	$251,638	$—	$—

iBonds Dec 2022 Term Corporate
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	$—	$96	$—	$96	$97,284	$728	$—
PNC Funding Corp.
3.30%, 03/08/22	100	535	(100)	535	564,332	4,083	(830)

					$661,616	$4,811	$(830)

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBonds Dec 2023 Term Corporate
PNC Bank N.A.
3.80%, 07/25/23	$—	$250	$—	$250	$263,303	$1,195	$—

iBonds Dec 2024 Term Corporate
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	$60	$86	$—	$146	$154,264	$1,885	$—

iBonds Dec 2025 Term Corporate
PNC Bank N.A.
4.20%, 11/01/25	$—	$250	$—	$250	$276,229	$2,539	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBonds Dec 2016 Term Corporate	$—	$—	$10,891,890	$21,364,204
iBonds Dec 2017 Term Corporate	—	—	21,613,331	719,742
iBonds Dec 2018 Term Corporate	—	—	40,054,489	842,378
iBonds Dec 2019 Term Corporate	—	—	74,011,949	2,433,466
iBonds Dec 2020 Term Corporate	—	—	53,892,336	2,006,025
iBonds Dec 2021 Term Corporate	1,202,111	1,204,521	71,704,768	966,633
iBonds Dec 2022 Term Corporate	653,331	657,952	34,149,294	1,219,351
iBonds Dec 2023 Term Corporate	499,085	499,833	29,942,569	869,729
iBonds Dec 2024 Term Corporate	—	—	14,974,205	593,823
iBonds Dec 2025 Term Corporate	—	—	21,248,063	1,045,943

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2016 Term Corporate	$9,584,614	$—
iBonds Dec 2017 Term Corporate	26,780,034	—
iBonds Dec 2018 Term Corporate	15,842,131	—
iBonds Dec 2019 Term Corporate	18,912,374	—
iBonds Dec 2020 Term Corporate	39,186,179	—
iBonds Dec 2021 Term Corporate	30,260,661	—
iBonds Dec 2022 Term Corporate	36,454,595	—
iBonds Dec 2023 Term Corporate	6,092,041	—
iBonds Dec 2024 Term Corporate	10,667,528	—
iBonds Dec 2025 Term Corporate	14,210,167	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a four-for-one stock split for each of the Funds, effective after the close of trading on May 20, 2015, for the shareholders of record on May 18, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of four, while decreasing the NAV per share by a factor of four, resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

140	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2015, the Funds’ fiscal year-end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains follows:

iShares ETF	Non- Expiring
iBonds Dec 2018 Term Corporate	$6,053
iBonds Dec 2020 Term Corporate	7,746
iBonds Dec 2021 Term Corporate	13,235
iBonds Dec 2022 Term Corporate	2,556
iBonds Dec 2023 Term Corporate	2,037
iBonds Dec 2024 Term Corporate	5,910
iBonds Dec 2025 Term Corporate	93,714

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2016 Term Corporate	$63,328,333	$16,885	$(4,077)	$12,808
iBonds Dec 2017 Term Corporate	68,603,614	148,661	(13,756)	134,905
iBonds Dec 2018 Term Corporate	109,327,202	465,711	(66,811)	398,900
iBonds Dec 2019 Term Corporate	121,451,676	921,328	(71,390)	849,938
iBonds Dec 2020 Term Corporate	144,875,534	1,696,730	(105,482)	1,591,248
iBonds Dec 2021 Term Corporate	125,797,671	1,638,342	(37,232)	1,601,110
iBonds Dec 2022 Term Corporate	86,424,769	2,207,366	(30,168)	2,177,198
iBonds Dec 2023 Term Corporate	49,320,457	1,083,526	(50,366)	1,033,160
iBonds Dec 2024 Term Corporate	39,229,684	842,934	(42,969)	799,965
iBonds Dec 2025 Term Corporate	51,762,786	1,405,093	(69,471)	1,335,622

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

142	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2016 Term Corporate	$0.087503	$—	$0.001541	$0.089044	98%	—%	2%		100%
iBonds Dec 2017 Term Corporate	0.149036	—	0.000415	0.149451	100	—	0	[a]	100
iBonds Dec 2018 Term Corporate	0.191775	—	0.005159	0.196934	97	—	3		100
iBonds Dec 2019 Term Corporate	0.232689	—	0.013861	0.246550	94	—	6		100
iBonds Dec 2020 Term Corporate	0.282162	—	0.008060	0.290222	97	—	3		100
iBonds Dec 2021 Term Corporate	0.294383	—	0.016114	0.310497	95	—	5		100
iBonds Dec 2022 Term Corporate	0.332897	—	0.021084	0.353981	94	—	6		100
iBonds Dec 2023 Term Corporate	0.358204	—	0.008779	0.366983	98	—	2		100
iBonds Dec 2024 Term Corporate	0.382227	—	0.013307	0.395534	97	—	3		100
iBonds Dec 2025 Term Corporate	0.395399	—	0.005922	0.401321	99	—	1		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	143

Notes:

144	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	145

Notes:

146	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NYSE Arca

Fund Performance Overview

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Performance as of April 30, 2016

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBISM Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 5.47%, net of fees, while the total return for the Index was 5.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.71%	3.61%	4.21%	3.71%	3.61%	4.21%
5 Years	5.57%	5.44%	6.39%	31.13%	30.35%	36.32%
Since Inception	6.42%	6.42%	7.23%	68.40%	68.31%	79.35%

The inception date of the Fund was 12/17/07. The first day of secondary market trading was 12/19/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,054.70	$2.04	$1,000.00	$1,022.90	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

Moody’s Credit Rating[1]	Percentage of Total Investments[2]

Aa	3.97%
A	16.69
Baa	35.12
Ba	19.54
B	10.82
Caa	7.56
Not Rated	6.30

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/16

Country	Percentage of Total Investments[2]

Mexico	6.83%
Russia	5.39
Indonesia	5.27
Turkey	5.18
Philippines	5.14
Brazil	4.27
Colombia	3.91
Hungary	3.83
Poland	3.74
South Africa	3.53

TOTAL	47.09%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 18.52%

AZERBAIJAN — 0.48%
Southern Gas Corridor
6.88%, 03/24/26[b]	$14,000	$14,490,000
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[c]	17,545	15,834,363

		30,324,363
BRAZIL — 0.32%
Caixa Economica Federal
4.25%, 05/13/19[c]	10,560	10,054,176
4.50%, 10/03/18[c]	10,250	10,020,400

		20,074,576
CHILE — 1.55%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[c]	28,925	28,337,099
3.75%, 11/04/20[c]	14,594	15,328,808
3.88%, 11/03/21[c]	18,581	19,446,875
4.50%, 09/16/25[c]	32,680	33,959,749

		97,072,531
CHINA — 3.94%
Amber Circle Funding Ltd.
3.25%, 12/04/22[c]	9,430	9,725,949
Charming Light Investments Ltd.
3.75%, 09/03/19[c]	12,100	12,474,593
China Development Bank Corp.
2.50%, 10/09/20[c]	20,200	20,621,184
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[c]	14,854	15,756,264
Export-Import Bank of China (The)
2.50%, 07/31/19[c]	19,440	19,809,360
3.63%, 07/31/24[c]	13,829	14,579,147
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[c]	12,846	13,670,906
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[c]	18,949	19,801,459
4.88%, 05/17/42[c]	10,109	10,988,483
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[c]	19,050	20,269,053

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[c]	$17,246	$18,288,414
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[c]	22,989	22,955,303
3.25%, 04/28/25[c]	8,290	8,168,808
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[c]	6,510	6,587,241
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[c]	10,537	10,769,585
4.13%, 05/07/24[c]	20,982	22,658,034

		247,123,783
INDONESIA — 1.34%
Majapahit Holding BV
7.75%, 01/20/20[c]	9,993	11,417,002
Pelabuhan Indonesia II PT
4.25%, 05/05/25[c]	8,700	8,449,875
Pertamina Persero PT
4.30%, 05/20/23[c]	11,844	11,750,737
4.88%, 05/03/22[c]	5,696	5,874,000
5.25%, 05/23/21[c]	6,802	7,150,603
5.63%, 05/20/43[c]	11,420	10,540,489
6.00%, 05/03/42[c]	8,573	8,251,512
6.45%, 05/30/44[c]	9,460	9,596,574
Perusahaan Listrik Negara PT
5.25%, 10/24/42[c]	7,660	7,066,350
5.50%, 11/22/21[c]	3,960	4,266,900

		84,364,042
KAZAKHSTAN — 1.56%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[c]	20,776	18,776,310
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[c]	16,075	14,989,937
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[c]	24,438	26,820,705
KazMunayGas National Co. JSC
6.38%, 04/09/21[c]	16,472	17,254,420
7.00%, 05/05/20[c]	18,724	19,987,870

		97,829,242

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MALAYSIA — 2.86%
1MDB Global Investments Ltd.
4.40%, 03/09/23[c]	$51,500	$45,191,250
Petronas Capital Ltd.
3.50%, 03/18/25[c]	31,793	32,584,016
4.50%, 03/18/45[c]	24,256	25,297,824
5.25%, 08/12/19[c]	48,967	53,930,976
7.88%, 05/22/22[c]	17,356	22,219,771

		179,223,837
MEXICO — 3.31%
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[c]	4,300	4,386,000
Comision Federal de Electricidad
4.88%, 05/26/21[c]	5,086	5,289,440
4.88%, 01/15/24[c]	6,900	7,176,000
Petroleos Mexicanos
3.50%, 07/18/18	1,195	1,205,755
3.50%, 07/23/20[c]	7,730	7,552,210
3.50%, 01/30/23	12,753	11,844,349
4.25%, 01/15/25[c]	7,122	6,723,168
4.50%, 01/23/26[c]	6,690	6,364,866
4.88%, 01/24/22	12,155	12,221,853
4.88%, 01/18/24	8,860	8,815,700
5.50%, 01/21/21	17,851	18,698,922
5.50%, 06/27/44	16,432	14,460,160
5.63%, 01/23/46[c]	15,699	13,972,110
6.00%, 03/05/20	2,990	3,167,905
6.38%, 01/23/45	15,835	15,637,062
6.50%, 06/02/41	13,867	13,839,266
6.63%, 06/15/35	13,729	13,866,290
6.88%, 08/04/26[c]	26,490	29,231,715
8.00%, 05/03/19	12,177	13,553,001

		208,005,772
PHILIPPINES — 0.46%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[c]	11,048	12,843,300
7.39%, 12/02/24[c]	11,916	16,027,020

		28,870,320
RUSSIA — 0.86%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[c]	5,400	5,535,000

Security	Principal (000s)	Value
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[c]	$13,149	$13,635,513
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[c]	7,800	7,800,000
6.03%, 07/05/22[c]	6,200	6,223,250
6.80%, 11/22/25[c]	8,100	8,484,750
6.90%, 07/09/20[c]	11,578	12,185,845

		53,864,358
SOUTH AFRICA — 1.02%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[c]	23,947	22,629,915
6.75%, 08/06/23[c]	13,338	12,644,424
7.13%, 02/11/25[c]	17,089	16,149,105
Transnet SOC Ltd.
4.00%, 07/26/22[c]	13,706	12,554,696

		63,978,140
VENEZUELA — 0.82%
Petroleos de Venezuela SA
5.38%, 04/12/27[c]	18,477	6,494,736
5.50%, 04/12/37[c]	10,873	3,818,054
6.00%, 05/16/24[c]	27,231	9,255,817
6.00%, 11/15/26[c]	31,233	10,534,891
9.00%, 11/17/21[c]	14,567	5,719,004
9.75%, 05/17/35[c]	18,989	7,546,321
12.75%, 02/17/22[c]	18,014	8,376,510

		51,745,333

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,180,586,833)		1,162,476,297

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.45%

ANGOLA — 0.40%
Angolan Government International Bond
9.50%, 11/12/25[c]	25,500	25,021,876

		25,021,876
ARGENTINA — 3.42%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	92,372	58,887,150
7.50%, 04/22/26[b]	49,910	51,032,975

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
8.28%, 12/31/33	$100,598	$104,958,835

		214,878,960
AZERBAIJAN — 0.34%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[c]	21,930	21,272,100

		21,272,100
BRAZIL — 3.87%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/23[c]	11,723	11,435,787
6.37%, 06/16/18[c]	8,000	8,271,840
6.50%, 06/10/19[c]	7,785	8,038,013
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[c]	10,681	9,225,714
Brazilian Government International Bond
2.63%, 01/05/23	20,014	17,362,145
4.25%, 01/07/25	37,689	34,994,236
4.88%, 01/22/21	30,025	30,550,437
5.00%, 01/27/45	30,954	24,995,355
5.63%, 01/07/41	20,806	18,335,287
5.88%, 01/15/19	15,922	17,315,175
6.00%, 04/07/26	8,600	8,870,900
7.13%, 01/20/37	19,177	19,872,166
8.25%, 01/20/34	12,545	14,442,431
8.88%, 04/15/24	7,531	9,206,648
10.13%, 05/15/27	7,054	9,769,790

		242,685,924
CHILE — 0.36%
Chile Government International Bond
3.13%, 01/21/26	22,220	22,864,380

		22,864,380
COLOMBIA — 3.83%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	13,795	12,877,633
4.00%, 02/26/24 (Call 11/26/23)	24,783	24,906,915

Security	Principal (000s)	Value
4.38%, 07/12/21	$24,930	$26,051,850
4.50%, 01/28/26 (Call 10/28/25)	23,101	23,678,525
5.00%, 06/15/45 (Call 12/15/44)	35,116	33,447,990
5.63%, 02/26/44 (Call 08/26/43)	27,786	28,480,650
6.13%, 01/18/41	27,705	29,782,875
7.38%, 03/18/19	20,619	23,376,791
7.38%, 09/18/37	17,958	21,774,075
8.13%, 05/21/24	12,518	15,803,975

		240,181,279
COSTA RICA — 0.75%
Costa Rica Government International Bond
4.25%, 01/26/23[c]	16,384	15,073,280
7.00%, 04/04/44[c]	17,300	16,045,750
7.16%, 03/12/45[c]	17,235	16,200,900

		47,319,930
CROATIA — 2.24%
Croatia Government International Bond
5.50%, 04/04/23[c]	21,046	22,308,760
6.00%, 01/26/24[c]	26,760	29,268,750
6.38%, 03/24/21[c]	30,720	33,600,000
6.63%, 07/14/20[c]	23,219	25,482,853
6.75%, 11/05/19[c]	27,187	29,837,732

		140,498,095
DOMINICAN REPUBLIC — 2.42%
Dominican Republic International Bond
5.50%, 01/27/25[c]	31,504	31,504,000
5.88%, 04/18/24[c]	19,225	19,777,719
6.85%, 01/27/45[c]	34,307	34,349,884
6.88%, 01/29/26[c]	14,600	15,658,500
7.45%, 04/30/44[c]	26,703	28,305,180
7.50%, 05/06/21[c]	20,330	22,286,762

		151,882,045
ECUADOR — 0.86%
Ecuador Government International Bond
7.95%, 06/20/24[c]	33,072	28,938,000
10.50%, 03/24/20[c]	26,286	24,840,270

		53,778,270

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
EGYPT — 0.65%
Egypt Government International Bond
5.75%, 04/29/20[c]	$17,174	$17,431,610
5.88%, 06/11/25[c]	25,940	23,410,850

		40,842,460
EL SALVADOR — 0.23%
El Salvador Government International Bond
7.65%, 06/15/35[c]	16,168	14,470,360

		14,470,360
ETHIOPIA — 0.25%
Ethiopia International Bond
6.63%, 12/11/24[c]	17,090	15,530,538

		15,530,538
GABON — 0.35%
Gabon Government International Bond
6.38%, 12/12/24[c]	25,019	21,860,351

		21,860,351
GHANA — 0.43%
Ghana Government International Bond
7.88%, 08/07/23[c]	15,843	12,674,400
8.13%, 01/18/26[c]	17,912	14,195,260

		26,869,660
HUNGARY — 3.75%
Hungary Government International Bond
5.38%, 02/21/23	32,774	36,133,335
5.38%, 03/25/24	37,588	41,722,680
5.75%, 11/22/23	29,432	33,258,160
6.25%, 01/29/20	31,454	34,992,575
6.38%, 03/29/21	52,952	60,299,090
7.63%, 03/29/41	20,750	29,283,438

		235,689,278
INDONESIA — 3.82%
Indonesia Government International Bond
3.38%, 04/15/23[c]	9,620	9,535,825
3.75%, 04/25/22[c]	11,651	11,938,721
4.13%, 01/15/25[c]	13,477	13,780,233
4.63%, 04/15/43[c]	9,670	9,391,359

Security	Principal (000s)	Value
4.75%, 01/08/26[c]	$21,970	$23,343,125
4.88%, 05/05/21[c]	12,832	13,906,680
5.13%, 01/15/45[c]	16,979	17,254,909
5.25%, 01/17/42[c]	10,832	11,089,260
5.38%, 10/17/23[c]	7,284	8,076,135
5.88%, 03/13/20[c]	16,892	18,792,350
5.88%, 01/15/24[c]	12,166	13,854,033
5.95%, 01/08/46[c]	11,077	12,447,779
6.63%, 02/17/37[c]	10,792	12,775,030
6.75%, 01/15/44[c]	9,566	11,705,101
7.75%, 01/17/38[c]	12,461	16,339,486
8.50%, 10/12/35[c]	13,793	19,206,752
11.63%, 03/04/19[c]	13,128	16,426,410

		239,863,188
IRAQ — 0.54%
Iraq International Bond
5.80%, 01/15/28[c] (Call 06/13/16)	47,505	33,609,788

		33,609,788
IVORY COAST — 0.87%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/16)[c,d]	43,583	39,660,530
6.38%, 03/03/28[c]	15,850	15,017,875

		54,678,405
JAMAICA — 0.38%
Jamaica Government International Bond
6.75%, 04/28/28	23,199	23,981,966

		23,981,966
KAZAKHSTAN — 1.74%
KazAgro National Management Holding JSC
4.63%, 05/24/23[c]	15,065	12,451,976
Kazakhstan Government International Bond
3.88%, 10/14/24[c]	23,819	23,253,299
4.88%, 10/14/44[c]	16,240	14,717,500
5.13%, 07/21/25[c]	33,900	35,764,500
6.50%, 07/21/45[c]	21,219	23,181,757

		109,369,032

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
KENYA — 0.51%
Kenya Government International Bond
6.88%, 06/24/24[c]	$33,875	$31,884,844

		31,884,844
LEBANON — 2.91%
Lebanese Republic
6.65%, 02/26/30[c]	25,785	25,204,837
Lebanon Government International Bond
5.15%, 11/12/18[c]	16,569	16,486,155
6.00%, 01/27/23[c]	19,234	18,921,448
6.10%, 10/04/22[c]	27,578	27,336,692
6.38%, 03/09/20	22,750	23,062,813
6.60%, 11/27/26[c]	26,764	26,362,540
6.75%, 11/29/27[c]	15,327	15,288,683
8.25%, 04/12/21[c]	27,261	29,782,642

		182,445,810
LITHUANIA — 1.57%
Lithuania Government International Bond
6.13%, 03/09/21[c]	23,893	27,686,014
6.63%, 02/01/22[c]	32,074	38,689,262
7.38%, 02/11/20[c]	27,401	32,401,683

		98,776,959
MEXICO — 3.38%
Mexico Government International Bond
3.50%, 01/21/21	10,308	10,668,780
3.60%, 01/30/25	23,201	23,578,016
3.63%, 03/15/22	19,160	19,811,440
4.00%, 10/02/23	27,902	29,227,345
4.13%, 01/21/26	3,000	3,150,000
4.60%, 01/23/46	18,770	18,535,375
4.75%, 03/08/44	21,714	21,931,140
5.13%, 01/15/20	10,014	11,025,414
5.55%, 01/21/45	12,062	13,569,750
5.75%, 10/12/49	15,432	15,894,960
5.95%, 03/19/19	5,250	5,866,875
6.05%, 01/11/40	17,316	20,584,395
6.75%, 09/27/34	8,705	11,316,500
8.30%, 08/15/31	4,378	6,720,230

		211,880,220

Security	Principal (000s)	Value
MONGOLIA — 0.21%
Mongolia Government International Bond
5.13%, 12/05/22[c]	$16,715	$13,167,325

		13,167,325
MOROCCO — 0.41%
Morocco Government International Bond
4.25%, 12/11/22[c]	25,071	25,948,485

		25,948,485
PAKISTAN — 0.57%
Pakistan Government International Bond
7.25%, 04/15/19[c]	16,555	17,363,960
8.25%, 04/15/24[c]	17,726	18,676,202

		36,040,162
PANAMA — 2.13%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	20,090	20,692,700
3.88%, 03/17/28 (Call 12/17/27)	13,582	13,819,685
4.00%, 09/22/24 (Call 06/22/24)	24,997	26,246,850
5.20%, 01/30/20	24,661	27,151,761
6.70%, 01/26/36	35,761	45,774,080

		133,685,076
PARAGUAY — 0.26%
Paraguay Government International Bond
6.10%, 08/11/44[c]	16,086	16,407,720

		16,407,720
PERU — 3.31%
Peruvian Government International Bond
4.13%, 08/25/27	21,493	22,965,271
5.63%, 11/18/50	45,475	52,864,687
6.55%, 03/14/37	21,224	27,352,430
7.35%, 07/21/25	34,833	46,623,971
8.75%, 11/21/33	37,987	57,645,272

		207,451,631

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
PHILIPPINES — 4.58%
Philippine Government International Bond
3.70%, 03/01/41	$23,162	$24,667,530
3.95%, 01/20/40	25,023	27,619,136
4.00%, 01/15/21	14,415	15,820,463
4.20%, 01/21/24	15,325	17,393,875
5.00%, 01/13/37	16,530	20,869,125
5.50%, 03/30/26	12,816	16,052,040
6.38%, 01/15/32	14,178	19,831,478
6.38%, 10/23/34	28,355	40,370,431
7.75%, 01/14/31	23,106	35,641,005
8.38%, 06/17/19	12,843	15,540,030
9.50%, 02/02/30	16,462	28,129,442
10.63%, 03/16/25	15,466	25,267,577

		287,202,132
POLAND — 3.67%
Poland Government International Bond
3.00%, 03/17/23	32,113	32,393,989
3.25%, 04/06/26	12,200	12,169,500
4.00%, 01/22/24	37,556	40,091,030
5.00%, 03/23/22	44,465	49,800,800
5.13%, 04/21/21	31,341	35,101,920
6.38%, 07/15/19	53,117	60,486,984

		230,044,223
ROMANIA — 1.86%
Romanian Government International Bond
4.38%, 08/22/23[c]	25,972	27,595,250
4.88%, 01/22/24[c]	22,264	24,351,250
6.13%, 01/22/44[c]	14,456	17,723,056
6.75%, 02/07/22[c]	39,595	46,870,581

		116,540,137
RUSSIA — 4.42%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[c]	10,800	10,908,000
4.50%, 04/04/22[c]	16,200	16,888,500
4.88%, 09/16/23[c]	27,600	29,338,800
5.00%, 04/29/20[c]	26,900	28,446,750
5.63%, 04/04/42[c]	22,600	23,673,500
5.88%, 09/16/43[c]	9,400	10,137,900
7.50%, 03/31/30[c,d]	89,293	108,602,125

Security	Principal (000s)	Value
11.00%, 07/24/18[c]	$17,967	$21,111,225
12.75%, 06/24/28[c]	16,439	28,254,531

		277,361,331
SERBIA — 1.31%
Serbia International Bond
4.88%, 02/25/20[c]	24,608	25,192,440
5.88%, 12/03/18[c]	16,021	16,882,129
7.25%, 09/28/21[c]	35,597	40,313,602

		82,388,171
SLOVAKIA — 0.46%
Slovakia Government International Bond
4.38%, 05/21/22[c]	25,329	28,653,431

		28,653,431
SOUTH AFRICA — 2.44%
South Africa Government International Bond
4.67%, 01/17/24	22,089	22,166,312
4.88%, 04/14/26	11,200	11,172,000
5.38%, 07/24/44	14,996	14,793,554
5.50%, 03/09/20	27,397	29,109,312
5.88%, 05/30/22	15,005	16,415,470
5.88%, 09/16/25	27,032	29,160,770
6.88%, 05/27/19	27,285	30,047,606

		152,865,024
SRI LANKA — 1.45%
Sri Lanka Government International Bond
5.88%, 07/25/22[c]	16,869	16,236,413
6.00%, 01/14/19[c]	16,894	17,222,166
6.25%, 10/04/20[c]	16,200	16,463,250
6.25%, 07/27/21[c]	14,978	14,940,555
6.85%, 11/03/25[c]	27,025	26,416,937

		91,279,321
TUNISIA — 0.22%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[c]	15,535	13,962,081

		13,962,081
TURKEY — 5.07%
Turkey Government International Bond
3.25%, 03/23/23	14,197	13,543,938

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Security	Principal (000s)	Value
4.25%, 04/14/26	$7,711	$7,643,529
4.88%, 10/09/26	9,700	10,015,250
4.88%, 04/16/43	22,369	20,915,015
5.13%, 03/25/22	12,568	13,337,790
5.63%, 03/30/21	17,698	19,193,481
5.75%, 03/22/24	18,701	20,533,698
6.00%, 01/14/41	24,005	26,087,434
6.25%, 09/26/22	20,662	23,141,440
6.63%, 02/17/45	11,447	13,513,183
6.75%, 05/30/40	13,342	15,810,270
6.88%, 03/17/36	23,963	28,456,062
7.00%, 03/11/19	7,922	8,803,323
7.00%, 06/05/20	15,312	17,417,400
7.25%, 03/05/38	7,470	9,300,150
7.38%, 02/05/25	19,775	23,952,469
7.50%, 11/07/19	10,784	12,361,160
8.00%, 02/14/34	11,820	15,572,850
11.88%, 01/15/30	10,904	18,809,400

		318,407,842
UKRAINE — 3.08%
Ukraine Government International Bond
7.75%, 09/01/19[c]	25,320	24,434,071
7.75%, 09/01/20[b]	700	671,300
7.75%, 09/01/20[c]	27,221	26,104,939
7.75%, 09/01/21[c]	21,653	20,700,268
7.75%, 09/01/22[c]	23,863	22,741,439
7.75%, 09/01/23[c]	18,988	18,019,612
7.75%, 09/01/24[c]	20,003	18,952,843
7.75%, 09/01/25[c]	20,978	19,719,320
7.75%, 09/01/26[c]	23,109	21,618,469
7.75%, 09/01/27[c]	21,814	20,341,555

		193,303,816
URUGUAY — 2.13%
Uruguay Government International Bond
4.38%, 10/27/27	28,768	29,630,992
4.50%, 08/14/24	26,432	28,017,920
5.10%, 06/18/50	57,126	53,555,850
7.63%, 03/21/36	17,563	22,787,992

		133,992,754

Security	Principal (000s)	Value
VENEZUELA — 1.22%
Venezuela Government International Bond
6.00%, 12/09/20[c]	$9,275	$3,385,375
7.00%, 12/01/18[c]	6,636	2,986,200
7.00%, 03/31/38[c]	10,689	3,821,318
7.65%, 04/21/25[c]	11,695	4,254,056
7.75%, 10/13/19[c]	15,364	6,164,805
8.25%, 10/13/24[c]	13,329	4,981,714
9.00%, 05/07/23[c]	10,326	3,936,788
9.25%, 09/15/27	23,141	9,863,851
9.25%, 05/07/28[c]	12,407	4,776,695
9.38%, 01/13/34	12,430	4,785,550
11.75%, 10/21/26[c]	18,014	7,633,432
11.95%, 08/05/31[c]	27,766	11,800,635
12.75%, 08/23/22[c]	17,036	7,900,445

		76,290,864
VIETNAM — 0.26%
Vietnam Government International Bond
4.80%, 11/19/24[c]	16,085	16,394,837

		16,394,837
ZAMBIA — 0.52%
Zambia Government International Bond
8.50%, 04/14/24[c]	15,391	12,755,291
8.97%, 07/30/27[c]	23,939	19,629,980

		32,385,271
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,007,882,500)		4,985,907,352

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	4,316	4,316,088

		4,316,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,316,088)		4,316,088

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.04% (Cost: $6,192,785,421)	$6,152,699,737
Other Assets, Less Liabilities — 1.96%	123,393,840

NET ASSETS — 100.00%	$6,276,093,577

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$6,188,469,333
Affiliated (Note 2)	4,316,088

Total cost of investments	$6,192,785,421

Investments in securities, at fair value (Note 1):
Unaffiliated	$6,148,383,649
Affiliated (Note 2)	4,316,088

Total fair value of investments	6,152,699,737

Cash	623,531
Receivables:
Investment securities sold	50,904,341
Due from custodian (Note 4)	22,484,065
Interest	110,094,012
Capital shares sold	8,134,723

Total Assets	6,344,940,409

LIABILITIES
Payables:
Investment securities purchased	66,867,571
Investment advisory fees (Note 2)	1,979,261

Total Liabilities	68,846,832

NET ASSETS	$6,276,093,577

Net assets consist of:
Paid-in capital	$6,448,784,720
Undistributed net investment income	19,443,522
Accumulated net realized loss	(152,048,981)
Net unrealized depreciation	(40,085,684)

NET ASSETS	$6,276,093,577

Shares outstanding[a]	56,300,000

Net asset value per share	$111.48

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statement of Operations (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$9,120
Interest — unaffiliated	133,497,074

Total investment income	133,506,194

EXPENSES
Investment advisory fees (Note 2)	14,385,500

Total expenses	14,385,500
Less investment advisory fees waived (Note 2)	(4,761,068)

Net expenses	9,624,432

Net investment income	123,881,762

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(32,153,599)
In-kind redemptions — unaffiliated	(1,212,548)

Net realized loss	(33,366,147)

Net change in unrealized appreciation/depreciation	177,385,790

Net realized and unrealized gain	144,019,643

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$267,901,405

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$123,881,762	$217,885,277
Net realized loss	(33,366,147)	(60,077,612)
Net change in unrealized appreciation/depreciation	177,385,790	(222,657,001)

Net increase (decrease) in net assets resulting from operations	267,901,405	(64,849,336)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(118,758,233)	(220,652,648)

Total distributions to shareholders	(118,758,233)	(220,652,648)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,686,216,734	2,970,814,249
Cost of shares redeemed	(2,023,709,733)	(3,368,836,785)

Net increase (decrease) in net assets from capital share transactions	1,662,507,001	(398,022,536)

INCREASE (DECREASE) IN NET ASSETS	1,811,650,173	(683,524,520)

NET ASSETS
Beginning of period	4,464,443,404	5,147,967,924

End of period	$6,276,093,577	$4,464,443,404

Undistributed net investment income included in net assets at end of period	$19,443,522	$14,319,993

SHARES ISSUED AND REDEEMED
Shares sold	34,200,000	26,900,000
Shares redeemed	(19,100,000)	(30,800,000)

Net increase (decrease) in shares outstanding	15,100,000	(3,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011
Net asset value, beginning of period	$108.36	$114.15	$110.96	$120.81	$109.56	$105.20	$101.51

Income from investment operations:
Net investment income[b]	2.75	5.08	4.86	5.00	5.25	3.56	5.55
Net realized and unrealized gain (loss)[c]	3.07	(5.75)	3.17	(9.77)	11.23	4.35	3.63

Total from investment operations	5.82	(0.67)	8.03	(4.77)	16.48	7.91	9.18

Less distributions from:
Net investment income	(2.70)	(5.12)	(4.84)	(5.08)	(5.23)	(3.55)	(5.49)

Total distributions	(2.70)	(5.12)	(4.84)	(5.08)	(5.23)	(3.55)	(5.49)

Net asset value, end of period	$111.48	$108.36	$114.15	$110.96	$120.81	$109.56	$105.20

Total return	5.47%[d]	(0.55)%	7.45%	(4.01)%	15.50%	7.63%[d]	9.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,276,094	$4,464,443	$5,147,968	$3,850,273	$6,185,433	$3,144,253	$2,240,859
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.59%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to waived fees[e]	0.60%	0.60%	0.60%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	5.15%	4.61%	4.35%	4.30%	4.61%	4.92%	5.21%
Portfolio turnover rate[f]	17%	24%	52%	32%	30%	14%	24%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds & Notes	$—	$1,162,476,297	$—	$1,162,476,297
Foreign Government Obligations	—	4,985,907,352	—	4,985,907,352
Money Market Funds	4,316,088	—	—	4,316,088

Total	$4,316,088	$6,148,383,649	$—	$6,152,699,737

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $19 billion
0.5700	[a]	Over $19 billion, up to and including $33 billion
0.5415	[a]	Over $33 billion, up to and including $58 billion
0.5145	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2018 in order to limit total annual operating expenses after fee waiver to 0.40% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, the purchases and sales transactions executed by the pursuant to Rule 17a-7 under the 1940 Act were $14,626,416 and $12,139,283, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $906,483,392 and $811,231,234, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $3,514,203,651 and $1,971,986,597, respectively.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- “ by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring[a]	Expiring 2018	Total
$97,928,583	$96,030	$98,024,613

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2016, the cost of investments for federal income tax purposes was $6,213,443,642. Net unrealized depreciation was $60,743,905, of which $102,077,177 represented gross unrealized appreciation on securities and $162,821,082 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Supplemental Information (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.631804	$—	$0.068187	$2.699991	97%	—%	3%	100%

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1014-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged International High Yield Bond ETF | HHYX | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Performance as of April 30, 2016

The iShares Currency Hedged International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar denominated, high yield corporate bonds while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Markit iBoxx Global Developed Markets ex-US High Yield (USD Hedged) Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares International High Yield Bond ETF. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 1.18%, net of fees, while the total return for the Index was 2.67%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.56%	3.49%	2.88%

The inception date of the Fund was 7/28/15. The first day of secondary market trading was 7/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,011.80	$0.15	$1,000.00	$1,024.70	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

ALLOCATION BY CREDIT QUALITY1

As of 4/30/16

Moody’s Credit Rating [2]	Percentage of Total Investments [3]
Baa	1.41%
Ba	51.22
B	30.07
Caa	5.03
Not Rated	12.27

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 4/30/16

Country	Percentage of Total Investments [3]
Italy	22.42%
United Kingdom	16.00
Germany	14.92
France	10.36
Luxembourg	6.08
United States	5.50
Spain	5.16
Netherlands	3.32
Canada	3.22
Ireland	2.69

TOTAL	89.67%

[1]	Table shown is for the iShares International High Yield Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.83%

EXCHANGE-TRADED FUNDS — 100.83%
iShares International High Yield Bond ETF[a]	182,551	$8,742,367

		8,742,367

TOTAL INVESTMENT COMPANIES (Cost: $8,304,867)		8,742,367

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	4,645	4,645

		4,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,645)		4,645

TOTAL INVESTMENTS IN SECURITIES — 100.89% (Cost: $8,309,512)		8,747,012
Other Assets, Less Liabilities — (0.89)%		(76,864)

NET ASSETS — 100.00%		$8,670,148

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CAD 343,000	USD 272,790	05/04/2016	BNP	$582
EUR 6,775,000	USD 7,682,184	05/04/2016	BNP	75,755
GBP 558,000	USD 812,581	05/04/2016	BNP	2,741
USD 817,414	GBP 558,000	05/04/2016	BNP	2,092
USD 6,386	CAD 8,000	06/03/2016	BNP	10
USD 161,627	EUR 141,000	06/03/2016	BNP	32
USD 7,325	GBP 5,000	06/03/2016	BNP	18

				81,230

GBP 558,000	USD 817,414	05/04/2016	BNP	(2,092)
USD 264,353	CAD 343,000	05/04/2016	BNP	(9,018)
USD 7,681,528	EUR 6,775,000	05/04/2016	BNP	(76,411)
USD 805,319	GBP 558,000	05/04/2016	BNP	(10,003)
USD 270,485	CAD 340,000	06/03/2016	BNP	(498)
USD 7,522,099	EUR 6,629,000	06/03/2016	BNP	(75,202)
USD 804,089	GBP 552,000	06/03/2016	BNP	(2,522)

				(175,746)

	Net unrealized depreciation			$(94,516)

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

See notes to financial statements.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Affiliated (Note 2)	$8,309,512

Total cost of investments	$8,309,512

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$8,747,012

Total fair value of investments	8,747,012
Receivables:
Investment securities sold	15,993
Interest	1,873
Unrealized appreciation on forward currency contracts (Note 1)	81,230

Total Assets	8,846,108

LIABILITIES
Payables:
Unrealized depreciation on forward currency contracts (Note 1)	175,746
Investment advisory fees (Note 2)	214

Total Liabilities	175,960

NET ASSETS	$8,670,148

Net assets consist of:
Paid-in capital	$8,550,914
Undistributed net investment income	1,660
Accumulated net realized loss	(225,410)
Net unrealized appreciation	342,984

NET ASSETS	$8,670,148

Shares outstanding[a]	350,000

Net asset value per share	$24.77

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$68,116
Securities lending income — affiliated — net (Note 2)	2,171

Total investment income	70,287

EXPENSES
Investment advisory fees (Note 2)	18,550

Total expenses	18,550
Less investment advisory fees waived (Note 2)	(17,667)

Net expenses	883

Net investment income	69,404

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(14,463)
Foreign currency transactions	(176,413)

Net realized loss	(190,876)

Net change in unrealized appreciation/depreciation on:
Investments	465,736
Forward currency contracts	(128,872)

Net change in unrealized appreciation/depreciation	336,864

Net realized and unrealized gain	145,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$215,392

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Period from July 28, 2015[a] to October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,404	$19,282
Net realized loss	(190,876)	(16,730)
Net change in unrealized appreciation/depreciation	336,864	6,120

Net increase in net assets resulting from operations	215,392	8,672

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(67,952)	(19,074)
From net realized gain	(17,804)	—

Total distributions to shareholders	(85,756)	(19,074)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,042,727	2,508,187

Net increase in net assets from capital share transactions	6,042,727	2,508,187

INCREASE IN NET ASSETS	6,172,363	2,497,785

NET ASSETS
Beginning of period	2,497,785	—

End of period	$8,670,148	$2,497,785

Undistributed net investment income included in net assets at end of period	$1,660	$208

SHARES ISSUED
Shares sold	250,000	100,000

Net increase in shares outstanding	250,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Jul. 28, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$24.98	$25.08

Income from investment operations:
Net investment income[b]	0.26	0.19
Net realized and unrealized gain (loss)[c]	0.02	(0.10)

Total from investment operations	0.28	0.09

Less distributions from:
Net investment income	(0.31)	(0.19)
Net realized gain	(0.18)	—

Total distributions	(0.49)	(0.19)

Net asset value, end of period	$24.77	$24.98

Total return	1.18%[d]	0.37%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,670	$2,498
Ratio of expenses to average net assets[e,f]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.58%	0.58%
Ratio of net investment income to average net assets[e]	2.17%	2.99%
Portfolio turnover rate[g,h]	2%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 42 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Currency Hedged International High Yield Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Fund. The financial statements and schedule of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$8,742,367	$—	$—	$8,742,367
Money Market Funds	4,645	—	—	4,645

Total	$8,747,012	$—	$—	$8,747,012

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$81,230	$—	$81,230
Liabilities:
Forward Currency Contracts	—	(175,746)	—	(175,746)

Total	$—	$(94,516)	$—	$(94,516)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Fund with regard to the reinvestment of cash collateral received for securities on loan. The Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.58% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in the iShares International High Yield Bond ETF (“HYXU”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through February 28, 2017 on assets attributable to the Fund’s investments in HYXU (and those assets used by the Fund to hedge the currencies in which the securities in HYXU are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to HYXU’s net total expense ratio after fee waiver plus 0.03%.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $533.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the six months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares International High Yield Bond ETF	53,844	141,354	(12,647)	182,551	$8,742,367	$68,111	$(14,463)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $169,036 and $582,002, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $6,193,852 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

The following table shows the value of forward currency contracts held as of April 30, 2016 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$81,230

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$175,746

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended April 30, 2016 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$(176,413)	$(128,872)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended April 30, 2016:

Average amounts purchased in U.S. dollars	$3,855,360
Average amounts sold in U.S. dollars	$7,451,580

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statement of assets and liabilities as of April 30, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$81,230	$(81,230)	$—

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$175,746	$(81,230)	$94,516

6.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its direct or indirect investment in fixed income and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets indirectly in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

As of April 30, 2016, the cost of investments for federal income tax purposes was $8,309,690. Net unrealized appreciation was $437,322, of which $437,500 represented gross unrealized appreciation on securities and $178 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.018291	$0.178040	$0.298116	$0.494447	4%	36%	60%	100%

SUPPLEMENTAL INFORMATION	23

iShares, Inc.

iShares International High Yield Bond ETF  |  HYXU  |  BATS

Additional Financial Information

April 30, 2016

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s) or Shares		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A	GBP	25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.10%

AUSTRALIA — 0.72%
Origin Energy Finance Ltd.
VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[a]	EUR	600	575,681
Santos Finance Ltd.
VRN, (3 mo. Euribor + 6.851%)
8.25%, 09/22/70 (Call 09/22/17)	EUR	600	676,877

			1,252,558
AUSTRIA — 0.98%
Raiffeisen Bank International AG
6.00%, 10/16/23[a]	EUR	300	339,740
6.63%, 05/18/21	EUR	300	365,391
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[a]	EUR	300	290,232
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)	EUR	200	234,249
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	200	209,544
Wienerberger AG
4.00%, 04/17/20	EUR	200	250,858

			1,690,014
BELGIUM — 0.77%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	200	270,038
6.00%, 07/13/17[a]	EUR	100	122,118
Ethias SA
5.00%, 01/14/26[a]	EUR	300	289,357
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	121,562

Security	Principal (000s)		Value
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	300	$348,448
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	150	179,722

			1,331,245
CANADA — 3.13%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[b]	CAD	150	126,038
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 05/30/16)[a]	CAD	50	37,123
7.50%, 11/19/17 (Call 05/30/16)[b]	CAD	250	188,109
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	77,040
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	150	95,801
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	500	566,144
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	150	114,961
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	200	146,894
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	125	99,387
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	100	74,246
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	150	117,356
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	200	306,797

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[b]	CAD	100	$75,443
GFL Environmental Inc.
7.50%, 06/18/18 (Call 05/30/16)[a]	CAD	150	120,948
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	36,225
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	225	164,807
7.00%, 07/15/20 (Call 07/15/16)[b]	CAD	100	79,036
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	250	203,826
Mattamy Group Corp.
6.88%, 11/15/20 (Call 05/30/16)[b]	CAD	150	116,907
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 05/30/16)	CAD	50	34,196
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 09/24/16)[a]	CAD	75	41,913
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 05/30/16)	CAD	75	8,981
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 05/30/16)	CAD	300	204,774
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	200	160,466
6.00%, 11/21/22 (Call 11/21/17)	CAD	100	80,632
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 05/30/16)[a]	CAD	50	23,351
8.75%, 07/23/19 (Call 07/23/16)	CAD	100	45,106
Postmedia Network Inc.
8.25%, 08/16/17 (Call 05/30/16)[b]	CAD	124	83,713
Precision Drilling Corp.
6.50%, 03/15/19 (Call 05/31/16)	CAD	150	109,273
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	275	227,886
7.38%, 01/15/21 (Call 05/30/16)	CAD	150	123,867

Security	Principal (000s)		Value
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	100	$77,439
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	75	58,641
6.00%, 04/19/22 (Call 04/19/17)	CAD	100	78,237
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[b]	CAD	150	117,057
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 05/30/16)[b,c]	CAD	50	100
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	100	79,235
Tervita Corp.
9.00%, 11/15/18 (Call 05/30/16)[b]	CAD	100	66,262
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 05/30/16)[b]	CAD	150	102,986
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	275	223,317
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	300	243,094
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	186,475
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	76,241
Western Energy Services Corp.
7.88%, 01/30/19 (Call 05/30/16)	CAD	53	36,388
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 05/30/16)	CAD	214	177,467

			5,414,185
DENMARK — 0.31%
TDC A/S
VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[a]	EUR	500	545,169

			545,169
FINLAND — 0.80%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	300	397,681

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Outokumpu OYJ
6.63%, 09/30/19	EUR	200	$222,198
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	250	309,074
5.50%, 03/07/19[a]	EUR	350	448,960

			1,377,913
FRANCE — 10.15%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 05/30/16)[a]	EUR	200	222,996
Areva SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	500	469,757
3.25%, 09/04/20[a]	EUR	300	305,320
3.50%, 03/22/21	EUR	600	607,299
4.38%, 11/06/19	EUR	500	555,410
4.63%, 10/05/17[a]	EUR	500	583,028
4.88%, 09/23/24	EUR	500	491,763
Autodis SA
6.50%, 02/01/19 (Call 05/09/16)[a]	EUR	180	213,098
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	250	140,878
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	400	353,917
8.75%, 12/15/18 (Call 05/31/16)[a]	EUR	200	211,841
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	500	579,830
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	300	360,701
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	450	521,229
3.63%, 06/15/23 (Call 06/15/19)[a]	EUR	400	466,610
Financiere Gaillon 8 SAS
7.00%, 09/30/19 (Call 05/09/16)[a]	EUR	200	236,484

Security	Principal (000s)		Value
Groupama SA
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	500	$618,842
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	200	226,985
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	300	359,527
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	300	364,718
Horizon Holdings III SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	200	241,381
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	225	275,523
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	200	241,002
Loxam SAS
3.50%, 05/03/23	EUR	100	115,108
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	200	240,503
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	150	184,584
Nexans SA
4.25%, 03/19/18[a]	EUR	100	120,834
5.75%, 05/02/17	EUR	200	239,819
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	250	265,301
Numericable-SFR SA
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	700	833,074
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	700	833,726
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 05/09/16)[a]	EUR	200	132,646
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	200	227,154

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Peugeot SA
2.38%, 04/14/23[a]	EUR	300	$350,616
5.63%, 07/11/17[a]	EUR	200	242,492
6.50%, 01/18/19[a]	EUR	400	523,600
7.38%, 03/06/18[a]	EUR	500	639,416
Rexel SA
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	300	350,906
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	400	476,006
SGD Group SAS
5.63%, 05/15/19 (Call 05/31/16)[a]	EUR	200	233,709
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	100	120,581
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	400	445,412
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	550	668,648
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	250	295,776
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	300	347,580
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[a]	EUR	200	243,402
Vallourec SA
2.25%, 09/30/24[a]	EUR	300	237,687
3.25%, 08/02/19	EUR	300	315,596
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[a]	EUR	200	248,776

			17,581,091
GERMANY — 14.34%
Bayerische Landbank
5.75%, 10/23/17[a]	EUR	500	614,942
Bilfinger SE
2.38%, 12/07/19[a]	EUR	300	345,396

Security	Principal (000s)		Value
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	$245,821
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	250	291,301
VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[a]	EUR	300	362,180
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	200	244,154
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[a]	EUR	250	308,867
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	271,294
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	150	195,159
6.50%, 09/15/18[a]	EUR	200	260,412
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	240,899
2.88%, 07/15/20[a]	EUR	500	613,506
3.00%, 02/01/21[a]	EUR	300	376,522
4.00%, 02/01/24[a]	EUR	200	273,095
4.25%, 04/15/19[a]	EUR	200	255,154
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	100	120,669
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	200	212,791
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 10/15/16)[a]	EUR	100	118,904
7.75%, 10/01/18 (Call 05/31/16)[a]	EUR	300	355,688
HeidelbergCement AG
2.25%, 03/30/23 (Call 12/30/22)[a]	EUR	670	788,186
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	300	357,218
3.25%, 10/21/20[a]	EUR	300	375,056

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
3.25%, 10/21/21[a]	EUR	300	$376,562
5.63%, 01/04/18[a]	EUR	300	373,322
7.50%, 04/03/20[a]	EUR	400	570,189
8.50%, 10/31/19[a]	EUR	200	287,447
9.50%, 12/15/18[a]	EUR	300	420,261
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	150	185,444
HP Pelzer Holding GmbH
7.50%, 07/15/21 (Call 07/15/17)[a]	EUR	150	181,604
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	179,892
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	300	383,268
Pfleiderer GmbH
7.88%, 08/01/19 (Call 08/01/16)[a]	EUR	100	119,988
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	100	121,384
3.63%, 07/30/21[a]	EUR	200	247,843
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	200	243,111
Rheinmetall AG
5.25%, 09/22/17	EUR	300	364,608
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[a]	EUR	500	500,938
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[a]	EUR	300	273,830
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	200	234,202
2.75%, 05/15/19 (Call 05/31/16)[a]	EUR	350	405,498
3.25%, 05/15/19 (Call 05/30/16)[a]	EUR	200	232,166
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	400	478,837

Security	Principal (000s)		Value
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	300	$354,284
4.25%, 05/15/18 (Call 05/30/16)[a]	EUR	400	463,793
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[a]	EUR	200	241,669
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	200	229,031
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 05/31/16)[a]	EUR	200	140,966
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	200	243,523
Techem GmbH
6.13%, 10/01/19 (Call 05/30/16)[a]	EUR	300	360,093
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	450	514,066
2.50%, 02/25/25[a]	EUR	400	451,514
2.75%, 03/08/21 (Call 12/08/20)[a]	EUR	600	702,009
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	750	902,405
4.00%, 08/27/18	EUR	900	1,096,248
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 05/31/16)[a]	EUR	200	235,701
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 05/31/16)[a]	EUR	300	360,796
TUI AG
4.50%, 10/01/19 (Call 10/01/16)[a]	EUR	200	236,625
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	400	415,647
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	300	331,362

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	700	$829,342
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	200	240,072
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	243	296,171
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	324	396,105
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	160	197,205
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	243	299,644
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/31/16)[a]	EUR	200	240,867
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	800	940,037
2.75%, 04/27/23[a]	EUR	600	705,083

			24,831,866
GREECE — 1.12%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/31/16)[a]	EUR	200	141,305
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	150	178,376
OTE PLC
3.50%, 07/09/20[a]	EUR	400	433,538
4.38%, 12/02/19[a]	EUR	300	340,649
7.88%, 02/07/18[a]	EUR	400	482,195
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/17)[a]	EUR	300	253,777
Titan Global Finance PLC
4.25%, 07/10/19[a]	EUR	100	114,903

			1,944,743
INDIA — 0.20%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	300	338,760

			338,760

Security	Principal (000s)		Value
IRELAND — 2.61%
Allied Irish Banks PLC
1.38%, 03/16/20[a]	EUR	300	$346,669
2.75%, 04/16/19[a]	EUR	300	360,319
VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[a]	EUR	500	539,394
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (Call 05/30/16)[a]	EUR	300	360,042
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	700	811,498
6.75%, 05/15/24	EUR	100	114,535
Bank of Ireland
10.00%, 12/19/22[a]	EUR	100	146,559
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[a]	EUR	600	680,819
eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/31/16)[a]	EUR	200	240,292
Smurfit Kappa Acquisitions
2.75%, 02/01/25 (Call 11/01/24)[a]	EUR	150	170,802
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	300	366,622
4.13%, 01/30/20[a]	EUR	300	378,454

			4,516,005
ITALY — 19.01%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	500	584,468
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	350	415,879
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	650	746,922
5.00%, 04/21/20[a]	EUR	250	261,999
5.60%, 09/09/20	EUR	200	213,470

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	200	$245,884
7.13%, 03/01/21[a]	EUR	300	380,712
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	400	407,749
5.00%, 10/25/18[a]	EUR	300	336,066
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	500	581,107
2.63%, 09/21/18[a]	EUR	300	349,879
2.75%, 07/27/20[a]	EUR	700	815,523
3.50%, 03/14/19[a]	EUR	800	950,207
6.00%, 11/05/20[a]	EUR	400	485,720
6.38%, 05/31/21[a]	EUR	200	246,076
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 05/30/16)[a]	EUR	100	119,116
Buzzi Unicem SpA
2.13%, 04/28/23	EUR	300	343,632
6.25%, 09/28/18[a]	EUR	200	257,946
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	150	160,319
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[a]	EUR	600	726,855
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[a]	EUR	800	996,848
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	550	659,343
Finmeccanica SA
8.00%, 12/16/19	GBP	150	257,788
Finmeccanica SpA
4.50%, 01/19/21	EUR	500	645,533
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	300	351,973
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	300	337,357
3.93%, 09/15/26[a]	EUR	600	705,621
5.00%, 09/23/19[a]	EUR	700	885,794
5.15%, 07/16/20	EUR	600	766,875

Security	Principal (000s)		Value
6.63%, 05/08/18[a]	EUR	400	$498,403
6.63%, 09/13/23[a]	EUR	1,000	1,375,992
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	300	376,458
6.63%, 03/19/20[a]	EUR	500	688,209
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	200	187,500
Mediobanca SpA
5.00%, 11/15/20	EUR	400	503,250
5.75%, 04/18/23	EUR	400	527,356
Onorato Armatori SpA
7.75%, 02/15/23 (Call 02/15/19)[a]	EUR	200	232,686
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	100	119,116
Salini Costruttori SpA
6.13%, 08/01/18	EUR	200	249,719
Sisal Group SpA
7.25%, 09/30/17 (Call 05/09/16)[a]	EUR	100	113,940
Snai SpA
7.63%, 06/15/18 (Call 12/15/16)[a]	EUR	200	237,080
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/17/16)[a]	EUR	265	314,475
Telecom Italia SpA
4.00%, 01/21/20[a]	EUR	300	380,662
4.75%, 05/25/18[a]	EUR	300	373,913
4.88%, 09/25/20[a]	EUR	300	397,590
5.25%, 02/10/22[a]	EUR	400	546,278
6.13%, 12/14/18	EUR	300	393,015
Telecom Italia SpA/Milano
3.25%, 01/16/23[a]	EUR	600	741,658
3.63%, 01/19/24[a]	EUR	300	373,892
4.50%, 09/20/17[a]	EUR	200	242,344
4.50%, 01/25/21[a]	EUR	250	329,160
5.38%, 01/29/19[a]	EUR	400	516,344
6.38%, 06/24/19	GBP	400	649,173

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
UniCredit SpA
5.75%, 09/26/17	EUR	600	$733,487
6.13%, 04/19/21[a]	EUR	500	650,216
6.70%, 06/05/18[a]	EUR	550	693,130
6.95%, 10/31/22[a]	EUR	950	1,246,828
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[a]	EUR	600	732,512
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	600	668,217
4.38%, 03/05/21[a]	EUR	240	298,170
Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	300	341,929
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[a]	EUR	1,600	1,786,624
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	1,100	1,153,064

			32,909,051
JAPAN — 1.27%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	300	365,177
4.63%, 04/15/20[a]	EUR	400	500,066
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	800	973,520
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	300	357,063

			2,195,826
LUXEMBOURG — 6.48%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	300	357,697
6.50%, 01/15/22 (Call 12/15/16)[a]	EUR	250	307,171
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	130,048
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	500	532,241
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,300	1,513,102

Security	Principal (000s)		Value
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	$448,556
3.00%, 03/25/19[a]	EUR	600	688,218
3.00%, 04/09/21[a]	EUR	300	331,579
3.13%, 01/14/22[a]	EUR	500	546,301
5.75%, 03/29/18[a]	EUR	100	123,288
5.88%, 11/17/17[a]	EUR	250	307,646
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 05/30/16)[a]	EUR	200	229,400
ConvaTec Healthcare E SA
10.88%, 12/15/18 (Call 05/31/16)[a]	EUR	150	177,727
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	300	349,633
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	350	507,191
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 05/30/16)[a]	EUR	200	220,858
INEOS Group Holdings SA
5.75%, 02/15/19 (Call 05/30/16)[a]	EUR	350	409,952
6.50%, 08/15/18 (Call 05/31/16)[a]	EUR	300	348,887
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	150	184,750
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	200	243,426
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/01/18)[a]	EUR	200	214,180
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	600	667,614
Picard Bondco SA
7.75%, 02/01/20 (Call 08/01/16)[a]	EUR	250	306,640

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	400	$491,391
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	244,590
9.75%, 12/15/22 (Call 12/15/18)[a]	EUR	250	294,212
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 05/30/16)[a]	EUR	200	237,579
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	123,736
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	350	448,977
Unilabs Subholding AB
8.50%, 07/15/18 (Call 05/09/16)[a]	EUR	200	236,935

			11,223,525
NETHERLANDS — 3.26%
Atradius Finance BV
VRN, (3 mo. Euribor + 5.031%)
5.25%, 09/23/44 (Call 09/23/24)[a]	EUR	150	146,092
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 05/30/16)[a]	EUR	200	238,964
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	150	145,305
Hema Bondco I BV
6.25%, 06/15/19 (Call 06/15/16)[a]	EUR	200	177,539
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	300	361,386
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	400	502,159

Security	Principal (000s)		Value
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[a]	EUR	800	$981,968
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	265,265
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	253,674
6.75%, 09/15/20[a]	EUR	300	405,454
SNS Bank NV
6.25%, 10/26/20	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	400	488,398
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	350	435,147
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	300	336,276
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	200	225,113
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	600	681,389

			5,644,129
NORWAY — 0.50%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	550	669,177
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	118,379
Norske Skog AS
11.75%, 12/15/19 (Call 02/15/17)[a]	EUR	100	73,559

			861,115
PORTUGAL — 0.33%
EDP – Energias de Portugal SA
VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[a]	EUR	500	571,031

			571,031

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
SOUTH AFRICA — 0.30%
Sappi Papier Holding GmbH
3.38%, 04/01/22 (Call 04/01/18)[a]	EUR	250	$287,743
4.00%, 04/01/23 (Call 04/01/19)[a]	EUR	200	233,078

			520,821
SPAIN — 5.09%
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	141,349
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	200	239,707
Banco de Sabadell SA
5.63%, 05/06/26	EUR	200	227,352
6.25%, 04/26/20	EUR	200	254,222
Bankia SA
3.50%, 01/17/19[a]	EUR	700	857,519
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[a]	EUR	600	663,157
Bankinter SA
6.38%, 09/11/19[a]	EUR	150	195,730
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	700	801,291
CaixaBank SA
VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[a]	EUR	500	594,771
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	300	353,199
Cellnex Telecom SAU
3.13%, 07/27/22[a]	EUR	400	469,886
Cirsa Funding Luxembourg SA
5.75%, 05/15/21	EUR	300	349,048
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	350	404,353
8.75%, 05/15/18 (Call 05/27/16)[a]	EUR	212	244,336
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	150	180,553

Security	Principal (000s)		Value
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	300	$354,613
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	200	238,057
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	300	364,687
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	500	83,038
Ibercaja Banco SA
VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[a]	EUR	300	325,454
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	188,161
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	250	245,610
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	200	198,607
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	239,175
Repsol International Finance BV
VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[a]	EUR	600	590,497

			8,804,372
SWEDEN — 1.37%
Akelius Residential Property AB
3.38%, 09/23/20[a]	EUR	200	236,080
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	200	251,361
Ovako AB
6.50%, 06/01/19 (Call 06/01/16)[a]	EUR	150	128,593
Perstorp Holding AB
9.00%, 05/15/17 (Call 05/31/16)[a]	EUR	200	228,706

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	400	$490,795
Volvo Treasury AB
VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[a]	EUR	500	579,767
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[a]	EUR	400	457,531

			2,372,833
SWITZERLAND — 0.86%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	300	365,476
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	450	548,533
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[a]	EUR	300	358,428
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	200	224,482

			1,496,919
UNITED KINGDOM — 17.58%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[a]	GBP	500	708,661
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 05/31/16)[a]	EUR	200	182,753
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	200	245,430
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/16)[a]	GBP	400	633,594
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 05/31/16)[a]	GBP	200	299,935

Security	Principal (000s)		Value
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	250	$274,314
5.25%, 07/15/19 (Call 07/15/16)[a]	GBP	150	215,746
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	200	274,846
Brakes Capital
7.13%, 12/15/18 (Call 05/31/16)[a]	GBP	200	303,885
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 05/31/16)[a]	GBP	150	234,005
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	800	939,709
2.88%, 09/27/21[a]	EUR	400	470,009
6.25%, 03/09/18[a]	EUR	700	868,512
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	250	350,300
Cognita Financing PLC
7.75%, 08/15/21 (Call 08/15/17)[a]	GBP	150	222,666
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	100	121,021
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	200	240,126
Elli Finance UK PLC
8.75%, 06/15/19 (Call 05/31/16)[b]	GBP	100	120,966
8.75%, 06/15/19 (Call 05/31/16)[a]	GBP	100	120,966
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[a]	EUR	700	819,159
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	500	625,019
4.75%, 07/15/22[a]	EUR	700	873,314
6.63%, 03/15/18[a]	EUR	700	875,510
6.75%, 10/14/19[a]	EUR	600	790,582
7.38%, 07/09/18	EUR	300	383,753

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	250	$325,151
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	500	560,131
Infinis PLC
7.00%, 02/15/19 (Call 02/15/17)[b]	GBP	200	293,807
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	250	260,567
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	200	248,327
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	300	449,091
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[a]	GBP	200	280,032
5.00%, 02/15/22[a]	GBP	300	452,927
Jerrold Finco PLC
9.75%, 09/15/18 (Call 09/15/16)[a]	GBP	150	234,018
Keystone Financing PLC
9.50%, 10/15/19 (Call 10/15/16)[a]	GBP	200	300,728
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	118,458
6.88%, 06/01/19 (Call 05/30/16)[b]	GBP	100	118,458
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	300	341,095
Moy Park Bondco PLC
6.25%, 05/29/21 (Call 05/29/17)[a]	GBP	150	226,991
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	450	638,713
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 05/09/16)[a]	GBP	200	302,738

Security	Principal (000s)		Value
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	250	$371,553
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	146,073
6.50%, 03/15/21 (Call 03/15/17)[b]	GBP	150	219,109
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 05/31/16)[a]	GBP	150	225,221
Rexam PLC
VRN, (3 mo. Euribor + 2.900%)
6.75%, 06/29/67 (Call 06/29/17)[a]	EUR	500	576,858
Royal Bank of Scotland Group PLC
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[a]	EUR	600	672,718
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	1,300	1,637,259
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	300	355,692
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 05/31/16)[a]	GBP	200	294,248
Tesco Corporate Treasury Services PLC
1.25%, 11/13/17[a]	EUR	200	230,753
1.38%, 07/01/19[a]	EUR	800	914,722
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	400	464,601
2.50%, 07/01/24[a]	EUR	400	448,856
Tesco PLC
3.38%, 11/02/18[a]	EUR	600	723,343
6.13%, 02/24/22	GBP	550	891,481
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[a]	EUR	200	234,070
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	500	592,708

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal (000s)		Value
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	200	$296,583
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	350	385,615
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	200	296,187
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	150,402
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	300	411,219
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	200	283,688
5.50%, 01/15/21	GBP	400	620,972
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	360	519,471
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	450	685,610
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	200	291,533
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	350	424,327
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	200	305,720
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	350	419,551

			30,436,156
UNITED STATES — 5.92%
Avis Budget Finance PLC
6.00%, 03/01/21 (Call 05/31/16)[a]	EUR	300	354,427
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 05/31/16)[a]	EUR	100	118,905
Ball Corp.
3.50%, 12/15/20	EUR	200	245,974
4.38%, 12/15/23	EUR	450	560,112

Security	Principal (000s)		Value
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	300	$347,299
Celanese U.S. Holdings LLC
3.25%, 10/15/19	EUR	200	241,556
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)[a]	EUR	200	202,888
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	350	403,984
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	450	553,832
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	300	355,189
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	200	240,236
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	250	294,418
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	200	214,753
5.13%, 04/15/21 (Call 01/15/21)	EUR	300	352,438
IMS Health Inc.
4.13%, 04/01/23 (Call 04/01/18)[a]	EUR	150	169,787
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	200	196,673
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	500	606,204
4.75%, 03/05/20[a]	EUR	300	364,920
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	550	659,806
6.63%, 02/02/18[a]	EUR	300	375,817
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	100	82,828
Kloeckner Pentaplast of America Inc.
7.13%, 11/01/20 (Call 05/01/17)[a]	EUR	150	181,296

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

Security	Principal or Shares (000s)		Value
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	300	$356,954
Newell Brands Inc.
3.75%, 10/01/21	EUR	200	241,783
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	200	201,826
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	300	367,003
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	200	213,073
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[a]	EUR	200	233,915
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	900	827,415
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	300	342,189
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	300	337,575

			10,245,075

TOTAL CORPORATE BONDS & NOTES
(Cost: $178,962,530)			168,104,402

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]		6	5,947

			5,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,947)			5,947

Value
TOTAL INVESTMENTS IN SECURITIES — 97.10%
(Cost: $179,127,914)	$168,110,349
Other Assets, Less Liabilities — 2.90%	5,010,078

NET ASSETS — 100.00%	$173,120,427

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
VRN	— Variable Rate Note

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2016

ASSETS
Investments, at cost:
Unaffiliated	$179,121,967
Affiliated (Note 2)	5,947

Total cost of investments	$179,127,914

Investments in securities, at fair value (Note 1):
Unaffiliated	$168,104,402
Affiliated (Note 2)	5,947

Total fair value of investments	168,110,349
Foreign currency, at value[a]	3,832,758
Receivables:
Investment securities sold	730,013
Interest	2,788,931

Total Assets	175,462,051

LIABILITIES
Payables:
Investment securities purchased	2,286,914
Investment advisory fees (Note 2)	54,710

Total Liabilities	2,341,624

NET ASSETS	$173,120,427

Net assets consist of:
Paid-in capital	$193,777,717
Undistributed net investment income	1,271,286
Accumulated net realized loss	(11,056,407)
Net unrealized depreciation	(10,872,169)

NET ASSETS	$173,120,427

Shares outstanding[b]	3,600,000

Net asset value per share	$48.09

[a]	Cost of foreign currency: $3,766,623.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statement of Operations (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$154
Interest — unaffiliated	3,310,100

Total investment income	3,310,254

EXPENSES
Investment advisory fees (Note 2)	413,761

Total expenses	413,761
Less investment advisory fees waived (Note 2)	(112,844)

Net expenses	300,917

Net investment income	3,009,337

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,451,728)
In-kind redemptions — unaffiliated	(3,868,276)
Foreign currency transactions	(93,891)

Net realized loss	(9,413,895)

Net change in unrealized appreciation/depreciation on:
Investments	13,290,483
Translation of assets and liabilities in foreign currencies	195,369

Net change in unrealized appreciation/depreciation	13,485,852

Net realized and unrealized gain	4,071,957

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,081,294

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,009,337	$8,521,186
Net realized loss	(9,413,895)	(13,975,677)
Net change in unrealized appreciation/depreciation	13,485,852	(13,685,054)

Net increase (decrease) in net assets resulting from operations	7,081,294	(19,139,545)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,738,061)	(228,686)
From net realized gain	—	(91,363)
Return of capital	—	(7,481,077)

Total distributions to shareholders	(1,738,061)	(7,801,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,163,971	155,929,021
Cost of shares redeemed	(36,142,520)	(86,059,601)

Net increase (decrease) in net assets from capital share transactions	(17,978,549)	69,869,420

INCREASE (DECREASE) IN NET ASSETS	(12,635,316)	42,928,749

NET ASSETS
Beginning of period	185,755,743	142,826,994

End of period	$173,120,427	$185,755,743

Undistributed net investment income included in net assets at end of period	$1,271,286	$10

SHARES ISSUED AND REDEEMED
Shares sold	400,000	3,100,000
Shares redeemed	(800,000)	(1,800,000)

Net increase (decrease) in shares outstanding	(400,000)	1,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2016 (Unaudited)	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$46.44	$52.90	$56.84	$52.01	$50.14

Income from investment operations:
Net investment income[b]	0.90	1.84	2.43	3.15	1.94
Net realized and unrealized gain (loss)[c]	1.26	(6.57)	(3.55)	4.51	1.18

Total from investment operations	2.16	(4.73)	(1.12)	7.66	3.12

Less distributions from:
Net investment income	(0.51)	(0.05)	(2.82)	(2.83)	(1.25)
Net realized gain	—	(0.02)	—	—	—
Return of capital	—	(1.66)	—	—	—

Total distributions	(0.51)	(1.73)	(2.82)	(2.83)	(1.25)

Net asset value, end of period	$48.09	$46.44	$52.90	$56.84	$52.01

Total return	4.73%[d]	(9.02)%	(2.20)%	15.20%	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$173,120	$185,756	$142,827	$51,153	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.00%	3.85%	4.25%	5.85%	6.92%
Portfolio turnover rate[f]	11%	28%	25%	33%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common Stocks	$—	$—	$0	[a]	$0	[a]
Corporate Bonds & Notes	—	168,104,302	100		168,104,402
Money Market Funds	5,947	—	—		5,947

Total	$5,947	$168,104,302	$100		$168,110,349

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited, (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.55% based on the average daily net assets of the Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2017 in order to limit total annual operating expense after fee waiver to 0.40% of average daily net assets.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2016, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $  — and $729,723, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016, were $30,559,132 and $16,874,348, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2016, were $4,001,514 and $34,424,025, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity and fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The Fund invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2015, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $1,529,732 available to offset future realized capital gains.

As of April 30, 2016, the cost of investments for federal income tax purposes was $179,240,694. Net unrealized depreciation was $11,130,345, of which $2,912,019 represented gross unrealized appreciation on securities and $14,042,364 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	49

Notes:

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1016-0416

APRIL 30, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Dec 2021 Term Muni Bond ETF | IBMJ | NYSE Arca
➢	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) (formerly the iShares iBonds Dec 2021 AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021, as represented by the S&P AMT-Free Municipal Series Dec 2021 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 2.50%, net of fees, while the total return for the Index was 2.41%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	4.67%	4.79%	4.17%

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.00	$0.91	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	21.38%
AA+	18.76
AA	22.33
AA-	16.82
A+	8.32
A	3.86
A-	1.38
BBB+	0.19
Not Rated	6.96

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/16

State	Percentage of Total Investments [2]

Texas	15.10%
New York	12.72
Florida	11.22
California	8.48
Washington	6.60
Virginia	3.11
Wisconsin	2.92
Ohio	2.39
Illinois	2.22
District Of Columbia	2.14

TOTAL	66.90%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

Performance as of April 30, 2016

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) (formerly the iShares iBonds Dec 2022 AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2016, the total return for the Fund was 3.51%, net of fees, while the total return for the Index was 3.33%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	5.70%	5.98%	5.27%

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.10	$0.91	$1,000.00	$1,024.00	$0.91	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	17.48%
AA+	16.97
AA	25.38
AA-	18.47
A+	6.44
A	5.37
A-	2.36
BBB+	0.18
Not Rated	7.35

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/16

State	Percentage of Total Investments [2]

Texas	13.07%
New York	12.05
Florida	11.66
California	11.65
Washington	5.66
Ohio	4.12
Illinois	3.24
Virginia	2.89
Wisconsin	2.63
North Carolina	2.28

TOTAL	69.25%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2015 and held through April 30, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.21%

ALABAMA — 1.24%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21	$35	$41,578
Alabama Public School & College Authority RB
Series B
5.00%, 01/01/21	105	123,545
City of Huntsville AL GO
Series A
5.00%, 08/01/21	50	59,845
State of Alabama GO
5.00%, 08/01/21	25	30,021
University of Alabama (The) RB
Series A
5.00%, 07/01/21	110	131,083

		386,072
ALASKA — 0.67%
Borough of North Slope AK GO
Series B
5.00%, 10/30/21	50	59,356
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/21	20	22,822
City of Valdez AK RB
Series B
5.00%, 01/01/21	20	22,855
Series C
5.00%, 01/01/21	20	22,855
State of Alaska GO
4.00%, 08/01/21	50	57,109
University of Alaska RB
Series S
4.00%, 10/01/21	20	22,767

		207,764
ARIZONA — 1.50%
Arizona School Facilities Board COP
5.00%, 09/01/21	60	71,264
Arizona Water Infrastructure Finance Authority RB
5.00%, 10/01/21	95	114,310

Security	Principal (000s)	Value
City of Phoenix AZ GO
4.00%, 07/01/21	$30	$34,346
Series C
4.00%, 07/01/21	25	28,622
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	45,665
5.00%, 07/01/21	65	77,591
City of Scottsdale AZ GOL
5.00%, 07/01/21	25	29,972
County of Pima AZ Sewer System Revenue RB
Series B
5.00%, 07/01/21	30	35,617
Salt River Project Agricultural Improvement and Power District RB
Series A
5.00%, 12/01/21	25	30,127

		467,514
ARKANSAS — 0.81%
State of Arkansas GO
5.00%, 06/15/21	75	89,773
5.00%, 10/01/21	75	90,441
University of Arkansas RB
5.00%, 09/15/21	50	59,688
5.00%, 11/01/21	10	11,972

		251,874
CALIFORNIA — 8.33%
California Health Facilities Financing Authority RB
5.00%, 08/15/21	15	17,969
California Infrastructure & Economic Development Bank RB
Series A-1
5.00%, 10/01/21	20	24,223
California State Public Works Board RB
Series C
5.00%, 10/01/21	100	119,860
Series D
5.00%, 12/01/21	150	180,465
Series G
5.00%, 11/01/21	90	108,077

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
Series I
5.00%, 11/01/21		$15	$18,013
California State University RB
Series A
4.00%, 11/01/21		35	40,408
California Statewide Communities Development Authority RB
5.00%, 05/15/21		50	58,658
City & County of San Francisco CA GO
Series A
5.00%, 06/15/21		25	30,024
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21		30	35,971
Series C
5.00%, 05/15/21		20	23,806
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/21	(AMBAC)	100	91,437
Escondido Union High School District GO
0.00%, 08/01/21	(AGC)	75	68,692
Garden Grove Unified School District GO
Series A
0.00%, 08/01/21		35	32,248
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21		35	42,079
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21		35	41,880
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/21		40	47,956
Series B
5.00%, 07/01/21		15	17,983
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/21		30	36,000

Security		Principal (000s)	Value
Series A-2
5.00%, 07/01/21		$35	$42,000
Series C
5.00%, 07/01/21		35	42,000
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21		50	45,324
North Orange County Community College District/CA GO
Series B
0.00%, 08/01/21	(NPFGC)	50	46,069
Palo Alto Unified School District GO
0.00%, 08/01/21		20	18,597
Regents of the University of California Medical Center Pooled Revenue RB
Series J
5.00%, 05/15/21		60	71,482
San Diego Community College District GO
0.00%, 08/01/21		100	92,137
San Diego Unified School District/CA GO
Series R-3
4.00%, 07/01/21		40	45,925
Santa Ana Unified School District GO
Series A
0.00%, 08/01/21		100	91,399
Santa Monica Community College District GO
Series A
0.00%, 08/01/21	(FGIC)	25	23,063
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/21		50	58,451
Southern California Public Power Authority RB
Series A
5.00%, 07/01/21		25	29,819
State of California Department of Water Resources Power Supply Revenue RB
Series O
5.00%, 05/01/21		125	149,309

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
State of California GO
4.00%, 10/01/21	$55	$63,231
5.00%, 02/01/21	60	70,939
5.00%, 09/01/21	20	23,998
5.00%, 10/01/21	20	24,042
5.00%, 11/01/21	130	156,546
5.00%, 12/01/21	265	319,669
Series B
5.00%, 09/01/21	65	77,994
University of California RB
Series AB
5.00%, 05/15/21	20	23,938
Series AO
5.00%, 05/15/21	35	41,891

2,593,572
COLORADO — 0.51%
Board of Governors of Colorado State University System RB
Series B
5.00%, 03/01/21	20	23,628
City & County of Denver CO COP
Series 2010B
4.00%, 12/01/21	20	22,838
Denver City & County School District No. 1 GO
Series B
4.00%, 12/01/21	50	57,647
Series C
5.00%, 12/01/21	(SAW)	15	18,104
University of Colorado RB
Series A
5.00%, 06/01/21	30	35,895

158,112
CONNECTICUT — 1.70%
State of Connecticut GO
Series B
5.00%, 05/15/21	65	76,368
Series C
5.00%, 07/15/21	100	117,928
Series E
4.00%, 09/15/21	40	45,246

Security	Principal (000s)	Value
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/21	$20	$23,820
5.00%, 10/01/21	70	83,335
Series B
5.00%, 08/01/21	15	17,865
University of Connecticut RB
Series A
5.00%, 08/15/21	140	165,651

		530,213
DELAWARE — 0.40%
County of New Castle DE GO
Series A
5.00%, 07/15/21	15	18,028
Delaware Transportation Authority RB
5.00%, 07/01/21	65	77,602
State of Delaware GO
Series B
5.00%, 07/01/21	25	30,014

		125,644
DISTRICT OF COLUMBIA — 2.10%
District of Columbia GO
Series A
5.00%, 06/01/21	130	154,904
5.00%, 12/01/21	20	24,186
District of Columbia RB
5.00%, 07/15/21	25	29,668
Series A
5.00%, 12/01/21	75	90,699
Series C
4.00%, 12/01/21	75	86,383
Series F
5.00%, 12/01/21	15	18,140
District of Columbia Water & Sewer Authority RB
Series A
4.00%, 10/01/21	25	28,614
Series C
5.00%, 10/01/21	70	83,943

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Metropolitan Washington Airports Authority RB
Series F-1
5.00%, 10/01/21	$115	$137,422

653,959
FLORIDA — 11.02%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/21	60	71,234
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	50	59,930
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/21	50	59,930
City of Jacksonville FL RB
5.00%, 10/01/21	35	41,723
Series B
5.00%, 10/01/21	165	196,936
Series C
5.00%, 10/01/21	25	29,845
City of Miami Beach FL RB
5.00%, 09/01/21	35	41,664
City of Orlando FL RB
Series A
5.00%, 11/01/21	65	77,819
City of Tallahassee GO
5.00%, 10/01/21	40	47,898
City of Tampa FL Water & Wastewater System Revenue RB
5.00%, 10/01/21	75	90,113
County of Broward FL Airport System Revenue RB
Series Q-1
5.00%, 10/01/21	50	59,481
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/21	(AGM)	40	47,637
County of Miami-Dade FL Aviation Revenue RB
Series B
4.00%, 10/01/21	20	22,658

Security	Principal (000s)	Value
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	$95	$112,630
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/21	65	77,560
County of Palm Beach FL RB
4.00%, 06/01/21	60	68,503
Florida Department of Environmental Protection RB
5.00%, 07/01/21	50	59,624
Series A
5.00%, 07/01/21	75	89,436
Series B
5.00%, 07/01/21	35	41,737
Florida Department of Management Services COP
Series A
5.00%, 08/01/21	75	89,324
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/21	55	65,564
Florida State University Housing Facility Revenue RB
Series A
5.00%, 05/01/21	75	88,954
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/21	25	29,792
Florida’s Turnpike RB
Series A
5.00%, 07/01/21	140	166,833
Hillsborough County School Board COP
5.00%, 07/01/21	80	95,046
Hillsborough County School Board RB
5.00%, 10/01/21	(AGM)	50	59,295
Jacksonville Transportation Authority RB
5.00%, 08/01/21	50	59,662

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	$50	$59,719
Series B
5.00%, 10/01/21	25	29,860
Lee County School Board COP
5.00%, 08/01/21	65	77,156
Series B
5.00%, 08/01/21	50	59,351
Miami-Dade County Expressway Authority RB
Series B
5.00%, 07/01/21	50	59,114
Orlando Utilities Commission RB
Series C
4.00%, 10/01/21	50	57,370
5.25%, 10/01/21	80	97,029
Palm Beach County School District COP
Series B
5.00%, 08/01/21	50	59,351
Series D
5.00%, 08/01/21	65	77,156
Pasco County School Board COP
5.00%, 08/01/21	75	88,625
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	65	77,368
Series A
5.00%, 05/01/21	50	58,885
School District of Broward County/FL COP
5.00%, 07/01/21	70	82,798
School District of Broward County/FL GO
Series B
5.00%, 07/01/21	20	23,679
South Broward Hospital District RB
5.00%, 05/01/21	50	59,133
St. Johns County School Board COP
5.00%, 07/01/21	75	88,671
State of Florida GO
5.00%, 07/01/21	15	17,950

Security		Principal (000s)	Value
Series A
5.00%, 06/01/21		$80	$95,545
5.00%, 07/01/21		50	59,833
Series B
5.00%, 06/01/21		50	59,715
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/21		115	136,659
Tampa Bay Water RB
5.00%, 10/01/21		45	53,937

			3,429,732
GEORGIA — 1.85%
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21		25	29,574
Series B
5.00%, 01/01/21		45	52,791
City of Atlanta GA Water & Wastewater Revenue RB
Series B
5.00%, 11/01/21		15	18,029
Gwinnett County Development Authority COP
5.25%, 01/01/21	(NPFGC)	25	29,524
Municipal Electric Authority of Georgia RB
Series A
4.00%, 01/01/21		10	11,254
5.00%, 11/01/21		50	59,891
5.25%, 01/01/21		60	71,008
Series B
5.00%, 01/01/21		50	58,607
State of Georgia GO
Series A
5.00%, 07/01/21		70	84,001
Series E-2
5.00%, 09/01/21		15	18,077
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21	(ETM)	155	143,226

			575,982

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
HAWAII — 1.19%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/21		$25	$29,640
City & County of Honolulu HI GO
Series C
5.00%, 10/01/21		40	48,060
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/21		20	23,833
State of Hawaii GO
Series EA
4.00%, 12/01/21		30	34,536
Series EE
5.00%, 11/01/21		20	24,084
Series EF
5.00%, 11/01/21		175	210,739

			370,892
ILLINOIS — 2.19%
Chicago Midway International Airport RB
Series B
5.00%, 01/01/21		70	81,703
Chicago O’Hare International Airport RB
Series A
5.00%, 01/01/21		35	40,851
Series B
5.00%, 01/01/21		15	17,508
DuPage County Forest Preserve District GO
5.00%, 01/01/21		40	46,926
Illinois State Toll Highway Authority RB
Series D
5.00%, 01/01/21		35	40,938
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/21		20	17,214
0.00%, 06/15/21	(NPFGC)	45	38,732
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	20	24,340
Series A
6.00%, 07/01/21		25	30,809

Security	Principal (000s)	Value
State of Illinois GO
5.00%, 03/01/21	$15	$16,639
5.00%, 08/01/21	25	27,848
Series A
4.00%, 01/01/21	25	26,587
5.00%, 06/01/21	55	61,160
Series B
5.25%, 01/01/21	45	50,318
State of Illinois RB
5.00%, 06/15/21	135	158,751

		680,324
INDIANA — 0.51%
Indiana Finance Authority RB
Series A
5.00%, 05/01/21	30	35,103
5.00%, 12/01/21	40	47,981
Indiana University RB
Series A
5.00%, 06/01/21	15	17,890
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/21	50	59,013

		159,987
IOWA — 0.43%
City of Des Moines IA GO
Series E
5.00%, 06/01/21	55	65,147
Iowa State Board of Regents RB
4.00%, 09/01/21	60	68,650

		133,797
KANSAS — 0.48%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/21	35	42,138
Series B
5.00%, 09/01/21	90	108,356

		150,494
LOUISIANA — 0.36%
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	10	11,714

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1
4.00%, 05/01/21	$20	$22,647
State of Louisiana GO
Series A
5.00%, 02/01/21	15	17,503
Series C
5.00%, 07/15/21	50	58,925

		110,789
MAINE — 0.63%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	30	36,038
Series C
5.00%, 11/01/21	25	29,943
Maine Turnpike Authority RB
5.00%, 07/01/21	60	71,500
State of Maine GO
Series B
5.00%, 06/01/21	50	59,715

		197,196
MARYLAND — 1.62%
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	45,770
County of Baltimore MD COP
5.00%, 10/01/21	60	71,638
County of Baltimore MD GO
Series B
4.50%, 09/01/21	60	70,650
State of Maryland Department of Transportation RB
5.00%, 12/01/21	75	90,856
State of Maryland GO
Series A
5.00%, 03/01/21	120	142,745
Series B
5.00%, 08/01/21	60	72,154
Series C
5.00%, 08/01/21	10	12,026

		505,839

Security		Principal (000s)	Value
MASSACHUSETTS — 1.19%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21		$35	$42,523
Series B
5.25%, 08/01/21	(AGM)	125	151,869
Massachusetts Bay Transportation Authority RB
Series C
5.25%, 07/01/21		25	30,202
Massachusetts School Building Authority RB
Series B
5.00%, 10/15/21		60	72,308
Massachusetts Turnpike Authority RB
Series C
0.00%, 01/01/21		35	32,700
Massachusetts Water Resources Authority RB
Series J
5.50%, 08/01/21	(AGM)	10	12,255
University of Massachusetts Building Authority RB
5.00%, 11/01/21		25	30,076

			371,933
MICHIGAN — 1.06%
Michigan State Building Authority RB
Series I
5.00%, 10/15/21		50	59,096
Michigan Strategic Fund RB
5.00%, 10/15/21		55	64,627
State of Michigan GO
Series A
5.00%, 12/01/21		70	84,214
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21		40	48,052
5.25%, 11/01/21	(AGM)	60	72,801

			328,790
MINNESOTA — 0.59%
Minnesota Municipal Power Agency RB
Series A
4.00%, 10/01/21		10	11,367

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Southern Minnesota Municipal Power Agency RB
Series A
0.00%, 01/01/21	$25	$23,099
State of Minnesota GO
Series B
5.00%, 08/01/21	100	120,313
Series F
5.00%, 10/01/21	25	30,205

		184,984
MISSISSIPPI — 0.74%
Mississippi Development Bank RB
5.00%, 01/01/21	55	64,358
State of Mississippi GO
Series C
5.00%, 10/01/21	25	30,081
Series F
5.00%, 11/01/21	20	24,120
5.25%, 10/01/21	50	60,643
Series H
4.00%, 12/01/21	45	51,699

		230,901
MISSOURI — 0.67%
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/21	25	29,871
Series B
5.00%, 05/01/21	120	143,379
University of Missouri RB
Series A
5.00%, 11/01/21	30	36,251

		209,501
NEBRASKA — 0.77%
City of Omaha NE GO
5.25%, 04/01/21	40	47,890
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21	10	12,013
Nebraska Public Power District RB
5.00%, 07/01/21	20	23,739
Series A
5.00%, 01/01/21	60	70,328

Security	Principal (000s)	Value
Series B
5.00%, 01/01/21	$25	$29,353
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
4.00%, 02/01/21	50	56,627

		239,950
NEVADA — 1.30%
Clark County School District GOL
Series A
5.00%, 06/15/21	25	29,655
County of Clark Department of Aviation RB
5.00%, 07/01/21	65	76,848
County of Clark NV RB
Series A
5.00%, 07/01/21	20	23,794
Nevada System of Higher Education RB
Series A
5.00%, 07/01/21	25	29,757
State of Nevada GOL
5.00%, 04/01/21	50	59,239
5.00%, 06/01/21	40	47,576
5.00%, 08/01/21	15	17,916
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/21	100	120,510

		405,295
NEW HAMPSHIRE — 0.29%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	20	23,833
Series D
5.00%, 08/15/21	45	53,625
State of New Hampshire GO
Series B
5.00%, 11/01/21	10	12,096

		89,554

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
NEW JERSEY — 0.90%
New Jersey Building Authority RB
Series A
5.00%, 06/15/21	$50	$55,232
New Jersey Economic Development Authority RB
5.00%, 06/15/21	10	11,051
Series II
5.00%, 03/01/21	25	27,516
Series KK
5.00%, 03/01/21	20	22,013
New Jersey Educational Facilities Authority RB
Series 2014A
5.00%, 09/01/21	35	38,742
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/21	75	87,613
New Jersey Transportation Trust Fund Authority RB
Series B
5.00%, 06/15/21	35	38,662

		280,829
NEW MEXICO — 0.08%
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/21	20	23,867

		23,867
NEW YORK — 12.49%
City of New York NY GO
5.00%, 08/01/21	135	161,189
Series B
5.00%, 08/01/21	85	101,489
Series C
5.00%, 08/01/21	25	29,850
Series E
4.00%, 08/01/21	25	28,580
5.00%, 08/01/21	25	29,850
Series H
5.00%, 08/01/21	115	137,309

Security	Principal (000s)	Value
Series I
5.00%, 08/01/21	$50	$59,699
Series J
5.00%, 08/01/21	185	220,888
County of Nassau NY GOL
Series A
5.00%, 01/01/21	35	40,679
Long Island Power Authority RB
Series A
0.00%, 06/01/21	30	27,728
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21	30	36,223
Series B
5.00%, 11/15/21	20	23,906
Series B-2
5.00%, 11/15/21	200	239,062
Series C
5.00%, 11/15/21	50	59,766
Series E
5.00%, 11/15/21	80	95,624
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/21	25	29,777
5.00%, 07/15/21	(SAW)	30	35,733
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21	50	60,161
Series C
5.00%, 11/01/21	90	108,290
Series E
5.00%, 11/01/21	115	138,370
Series I
5.00%, 05/01/21	50	59,427
New York City Water & Sewer System RB
Series EE
4.00%, 06/15/21	80	91,422

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21	$85	$101,654
New York State Dormitory Authority RB
0.00%, 08/01/21	50	46,533
4.00%, 05/15/21	40	45,570
Series A
5.00%, 02/15/21	55	65,103
5.00%, 03/15/21	75	89,104
5.00%, 07/01/21	165	196,177
5.00%, 10/01/21	(SAW)	115	137,422
Series D
5.00%, 02/15/21	125	147,961
5.00%, 08/15/21	30	35,989
Series E
4.00%, 03/15/21	100	113,195
5.00%, 08/15/21	105	125,960
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	29,631
5.00%, 06/15/21	75	89,724
5.00%, 11/15/21	25	30,212
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A-1
5.00%, 04/01/21	40	47,476
New York State Thruway Authority RB
5.00%, 01/01/21	65	76,383
Series A
5.00%, 03/15/21	20	23,730
Series K
4.00%, 01/01/21	70	78,675
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/21	70	83,054
Series A-1
5.00%, 03/15/21	120	142,379
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	70	84,264
Series 189
5.00%, 05/01/21	15	17,852

Security	Principal (000s)	Value
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/21	$25	$30,221
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/21	40	45,938
5.00%, 01/01/21	95	112,064
Series B
5.00%, 11/15/21	65	78,434

3,889,727
NORTH CAROLINA — 1.90%
County of Buncombe NC RB
5.00%, 06/01/21	45	53,400
County of Forsyth NC GO
4.00%, 12/01/21	10	11,585
County of Mecklenburg NC RB
Series A
5.00%, 10/01/21	65	77,607
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	225	265,077
State of North Carolina GOL
Series B
5.00%, 06/01/21	105	124,944
University of North Carolina at Greensboro RB
5.00%, 04/01/21	50	58,846

591,459
OHIO — 2.34%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	40	47,844
Series 2012-3
5.00%, 08/15/21	35	42,092
Cleveland State University RB
5.00%, 06/01/21	40	47,317
Miami University/Oxford OH RB
5.00%, 09/01/21	25	29,888
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/21	35	41,963

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21	$40	$46,965
Ohio State University (The) RB
Series D
5.00%, 12/01/21	10	12,087
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	50	60,526
State of Ohio GO
Series A
5.00%, 05/01/21	50	59,436
5.00%, 08/01/21	15	17,941
5.00%, 09/15/21	120	144,007
Series B
5.00%, 08/01/21	150	179,409

		729,475
OKLAHOMA — 1.10%
Grand River Dam Authority RB
Series A
5.00%, 06/01/21	90	106,361
Oklahoma Capital Improvement Authority RB
Series B
5.00%, 07/01/21	65	77,188
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	60	71,766
Oklahoma Development Finance Authority RB
Series A
5.00%, 08/15/21	20	23,856
Oklahoma Turnpike Authority RB Series A
4.00%, 01/01/21	55	62,271

		341,442
OREGON — 1.38%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/21	40	47,752
5.00%, 10/01/21	60	72,231

Security	Principal (000s)	Value
Lane Community College GO
4.00%, 06/15/21	$65	$74,118
Portland Community College District GO
5.00%, 06/15/21	20	23,853
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/21	25	30,238
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/21	(GTD)	100	114,135
Washington County Clean Water Services RB
5.00%, 10/01/21	55	65,955

428,282
PENNSYLVANIA — 1.08%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	25	29,215
First Series
5.00%, 07/01/21	15	17,619
5.00%, 08/15/21	25	29,455
5.00%, 11/15/21	10	11,854
Second Series
5.00%, 07/01/21	75	88,097
5.00%, 10/15/21	10	11,830
Series T
5.00%, 07/01/21	30	35,239
Delaware County Authority RB
5.00%, 08/01/21	40	47,442
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 05/01/21	15	17,573
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21	20	18,096
Series A
5.00%, 12/01/21	25	29,956

336,376

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
RHODE ISLAND — 0.35%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/21	$20	$23,964
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21	70	84,044

		108,008
SOUTH CAROLINA — 1.49%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21	50	60,062
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21	20	23,877
South Carolina State Public Service Authority RB
Series B
4.00%, 12/01/21	40	45,745
5.00%, 12/01/21	180	215,518
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21	30	35,832
Series B
5.00%, 10/01/21	50	59,719
State of South Carolina GO
Series A
4.00%, 06/01/21	20	22,948

		463,701
TENNESSEE — 1.59%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21	25	29,354
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB
Series D
4.00%, 10/01/21	50	57,426
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 01/01/21	100	118,163

Security		Principal (000s)	Value
State of Tennessee GO
Series A
5.00%, 08/01/21		$25	$30,064
5.00%, 09/01/21		25	30,128
Series B
5.00%, 11/01/21		100	121,015
Tennessee State School Bond Authority RB
Series B
5.00%, 11/01/21		90	108,327

			494,477
TEXAS — 14.83%
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21		50	58,893
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)	345	321,664
City of Austin TX GOL
5.00%, 09/01/21		25	30,056
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21		30	35,581
5.00%, 11/15/21		100	120,131
Series A
5.00%, 11/15/21		25	30,033
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21		40	47,354
Series C
5.00%, 07/15/21		50	59,193
City of Dallas TX GOL
5.00%, 02/15/21		45	53,151
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21		25	30,082
Series A
5.00%, 10/01/21		80	96,261
City of Denton TX GO
5.00%, 02/15/21		25	29,477
City of Denton TX GOL
5.00%, 02/15/21		75	88,431
City of El Paso TX GOL
4.00%, 08/15/21		70	79,880

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
City of Grand Prairie TX GOL
5.00%, 02/15/21		$75	$88,700
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/21		40	47,182
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 05/15/21		55	65,173
Series D
5.00%, 11/15/21		25	30,003
City of Houston TX GOL
Series A
5.00%, 03/01/21		130	151,979
City of San Antonio TX Water System Revenue RB
5.00%, 05/15/21		65	77,233
Series A
5.00%, 05/15/21		40	47,528
City of San Marcos TX GOL
5.00%, 08/15/21		40	47,644
Clear Creek Independent School District GO
Series A
5.00%, 02/15/21	(PSF)	50	59,030
County of Fort Bend TX GO
5.00%, 03/01/21		15	17,613
County of Harris TX GOL
Series A
5.00%, 08/15/21		35	41,907
5.00%, 10/01/21		75	90,113
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/21	(PSF)	20	23,638
Series C
5.00%, 02/15/21	(PSF)	100	118,190
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/21		150	180,765
Dallas Independent School District GO
4.00%, 08/15/21		70	80,179

Security		Principal (000s)	Value
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/21		$75	$89,359
Series F
5.00%, 11/01/21		20	23,829
Series G
5.00%, 11/01/21		25	29,786
Denton Independent School District GO
Series A
5.00%, 08/15/21	(PSF)	60	71,798
Fort Bend Independent School District GO
5.00%, 08/15/21		35	41,882
Frisco Independent School District GO
Series A
4.50%, 08/15/21	(PSF)	20	23,359
Grapevine-Colleyville Independent School District GO
Series A
5.00%, 08/15/21		45	53,650
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21		30	35,836
Series A
5.00%, 11/15/21		15	17,867
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21		105	127,720
Houston Community College System RB
5.00%, 04/15/21		65	77,013
Leander Independent School District GO
0.00%, 08/15/21		75	69,964
Lewisville Independent School District GO
Series B
4.00%, 08/15/21		100	114,224

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
Lower Colorado River Authority RB
5.00%, 05/15/21		$20	$23,578
Series A
5.00%, 05/15/21		55	64,841
Magnolia Independent School District/TX GO
5.00%, 08/15/21		60	71,602
Manor Independent School District GO
5.00%, 08/01/21	(PSF)	15	17,883
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21		50	60,092
Midland Independent School District GO
5.00%, 02/15/21	(PSF)	50	59,030
North East Independent School District/TX GO
5.25%, 02/01/21	(PSF)	75	89,317
North Texas Municipal Water District RB
5.00%, 09/01/21		85	101,751
North Texas Tollway Authority RB
Series A
5.00%, 01/01/21		20	23,354
5.00%, 09/01/21		20	23,873
Northwest Independent School District GO
5.00%, 02/15/21	(PSF)	40	47,224
Permanent University Fund RB
5.00%, 07/01/21		10	11,983
Pflugerville Independent School District GO
5.00%, 02/15/21	(PSF)	25	29,515
Spring Branch Independent School District GO
Series B
5.00%, 02/01/21	(PSF)	20	23,587
State of Texas GO
5.00%, 10/01/21		80	96,589
Series C
5.00%, 08/01/21		20	23,955
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21		75	89,739

Security		Principal (000s)	Value
Tarrant Regional Water District RB
5.00%, 03/01/21		$40	$47,298
Series A
5.00%, 03/01/21		45	53,210
Texas State University System RB
4.50%, 03/15/21		15	17,352
5.00%, 03/15/21		20	23,629
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21		25	30,082
Series A
5.00%, 04/01/21		110	130,674
Texas Water Development Board RB
Series A
5.00%, 10/15/21		60	72,273
University of Houston System RB
Series A
5.00%, 02/15/21		100	117,805
University of Texas System (The) RB
Series A
4.00%, 08/15/21		75	86,136
5.00%, 07/01/21		40	47,844
Series B
5.00%, 08/15/21		20	24,041
Series C
5.00%, 08/15/21		70	84,143

			4,615,751
UTAH — 1.73%
County of Salt Lake UT RB
Series A
5.00%, 02/01/21		50	59,316
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/21		40	45,535
State of Utah GO
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	90	107,599
Series A
4.00%, 07/01/21		35	40,261
Utah State Building Ownership Authority RB
5.00%, 05/15/21		135	160,407

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
Utah Transit Authority RB
Series A
5.00%, 06/15/21		$105	$124,553

			537,671
VIRGINIA — 3.05%
City of Norfolk VA GO
5.00%, 08/01/21		40	47,775
County of Fairfax VA GO
Series A
5.00%, 10/01/21	(SAW)	50	60,382
Series B
5.00%, 04/01/21	(SAW)	25	29,805
Fairfax County Economic Development Authority RB
Series A
5.00%, 10/01/21		80	95,982
University of Virginia RB
Series B
5.00%, 08/01/21		40	48,171
Virginia College Building Authority RB
5.00%, 02/01/21		35	41,354
5.00%, 09/01/21		50	59,939
Series 2
5.00%, 09/01/21		35	41,958
Series A
5.00%, 09/01/21		90	107,891
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21		55	65,095
5.00%, 05/15/21		100	119,144
Virginia Public Building Authority RB
Series A
5.00%, 08/01/21		75	89,578
Series B
5.00%, 08/01/21		30	35,831
Virginia Public School Authority RB
5.00%, 01/15/21	(SAW)	25	29,506
Series A
5.00%, 08/01/21	(SAW)	35	41,803
Virginia Resources Authority RB
5.00%, 11/01/21	(SAW)	30	36,180

			950,394

Security	Principal (000s)	Value
WASHINGTON — 6.49%
Auburn School District No. 408 of King & Pierce Counties GO
4.00%, 12/01/21	(GTD)	$20	$22,954
City of Seattle WA GO
5.00%, 09/01/21	60	71,824
5.00%, 12/01/21	50	60,255
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21	25	29,970
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	15	17,956
City of Seattle WA Water System Revenue RB
5.00%, 09/01/21	65	78,145
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21	80	93,573
County of King WA GOL
5.00%, 07/01/21	50	59,749
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21	20	23,552
Series B
4.00%, 01/01/21	85	96,070
Energy Northwest RB
5.00%, 07/01/21	55	65,541
Series A
5.00%, 07/01/21	140	166,832
King County School District No. 405 Bellevue GO
Series A
5.00%, 12/01/21	(GTD)	100	120,871
Lewis County Public Utility District No. 1 RB
5.00%, 10/01/21	20	23,868
Port of Seattle WA RB
Series A
4.00%, 08/01/21	115	131,061
5.25%, 07/01/21	70	83,845
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21	85	97,384

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21		$25	$30,098
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21	(GTD)	20	24,030
State of Washington COP
5.00%, 07/01/21		40	47,412
State of Washington GO
Series 2016A
5.00%, 07/01/21		35	41,767
Series B
5.00%, 08/01/21		160	191,370
Series C
0.00%, 06/01/21	(FGIC)	200	185,322
Series R-2015E
5.00%, 07/01/21		35	41,767
State of Washington RB
5.00%, 09/01/21		85	100,990
University of Washington RB
5.00%, 07/01/21		15	17,925
Series A
5.00%, 04/01/21		45	53,458
Series C
5.00%, 07/01/21		35	41,825

			2,019,414
WEST VIRGINIA — 0.39%
State of West Virginia GO
Series A
5.00%, 11/01/21		75	90,184
West Virginia University RB
Series B
5.00%, 10/01/21		25	29,834

			120,018
WISCONSIN — 2.87%
City of Milwaukee WI GO
5.00%, 05/01/21		25	29,625
Milwaukee County Metropolitan Sewer District GO
Series A
5.25%, 10/01/21		40	48,491

Security	Principal or Shares (000s)	Value
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21	$25	$28,503
5.00%, 06/01/21	20	23,788
Series 2
5.00%, 06/01/21	30	35,682
State of Wisconsin GO
5.00%, 05/01/21	130	154,744
Series 1
5.00%, 05/01/21	40	47,614
Series 2
4.00%, 11/01/21	50	57,465
5.00%, 05/01/21	45	53,565
Series 3
5.00%, 11/01/21	60	72,360
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21	95	113,524
Series 2
5.00%, 07/01/21	75	89,624
WPPI Energy RB
Series A
5.00%, 07/01/21	115	136,882

		891,867

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $30,136,969)		30,573,422

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.19%[a,b]	85	84,716

		84,716

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,716)		84,716

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.48%
(Cost: $30,221,685)	$30,658,138
Other Assets, Less Liabilities — 1.52%	472,513

NET ASSETS — 100.00%	$31,130,651

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.02%

ALABAMA — 1.13%
Alabama Federal Aid Highway Finance Authority GO
4.00%, 09/01/22	$100	$114,800
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/22	15	18,087
Series B
5.00%, 05/01/22	135	163,770

		296,657
ALASKA — 0.09%
Alaska Municipal Bond Bank Authority RB
5.00%, 07/01/22	20	24,210

		24,210

ARIZONA — 1.42%
Arizona Board of Regents COP
Series A
5.00%, 06/01/22	15	18,071
Arizona State University RB
Series A
5.00%, 07/01/22	25	30,477
City of Chandler AZ GOL
4.00%, 07/01/22	25	29,193
City of Phoenix AZ GO
4.00%, 07/01/22	25	28,999
City of Phoenix AZ GOL
Series C
4.00%, 07/01/22	55	63,798
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	50	60,955
City of Tempe AZ GO
4.50%, 07/01/22	30	35,824
State of Arizona COP
5.00%, 09/01/22	30	36,447
University of Arizona RB
Series A
5.00%, 06/01/22	55	66,921

		370,685

Security	Principal (000s)	Value
ARKANSAS — 0.12%
University of Arkansas RB
5.00%, 11/01/22	$25	$30,551

30,551
CALIFORNIA — 11.42%
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/22	(AGM)	30	27,112
California Health Facilities Financing Authority RB
5.00%, 03/01/22	20	24,106
Series A
5.00%, 10/01/22	20	24,722
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	30	37,114
California State Public Works Board RB
Series A
4.00%, 04/01/22	20	23,065
5.00%, 04/01/22	20	24,202
Series B
5.00%, 10/01/22	65	79,648
Series D
5.00%, 09/01/22	25	30,571
Series H
5.00%, 12/01/22	80	98,429
California State University RB
Series C
5.00%, 11/01/22	(AGM)	30	37,273
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	59,723
City & County of San Francisco CA GO
5.00%, 06/15/22	25	30,711
City of Los Angeles Department of Airports RB
5.00%, 05/15/22	20	24,361
City of Sacramento CA Water Revenue RB
5.00%, 09/01/22	30	36,753

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22		$25	$29,308
Corona-Norca Unified School District GO
Series C
0.00%, 08/01/22	(AGM)	20	17,886
County of Los Angeles CA COP
5.00%, 09/01/22		20	24,379
County of Santa Clara CA GO
Series B
5.00%, 08/01/22		40	49,453
Encinitas Union School District/CA GO
0.00%, 08/01/22		50	44,714
Foothill-De Anza Community College District GO
5.00%, 08/01/22		20	24,604
Las Virgenes Unified School District GO
0.00%, 11/01/22	(AGM)	55	48,628
Series D
0.00%, 09/01/22	(NPFGC)	50	44,157
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22		30	36,955
Los Angeles County Public Works Financing Authority RB
Series D
5.00%, 12/01/22		50	61,544
Los Angeles County Redevelopment Refunding Authority RB
5.00%, 12/01/22		25	30,404
Los Angeles Department of Water & Power RB
4.00%, 07/01/22		45	52,373
5.00%, 07/01/22		25	30,661
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/22		15	18,441
Series C
5.00%, 07/01/22		65	79,913

Security		Principal (000s)	Value
Manhattan Beach Unified School District GO
0.00%, 09/01/22		$25	$22,419
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22		30	36,616
Morgan Hill Redevelopment Agency Successor Agency RB
Series A
5.00%, 09/01/22		50	60,677
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/22		45	39,819
New Haven Unified School District GO
0.00%, 08/01/22		50	44,243
Oxnard Financing Authority RB
5.00%, 06/01/22		20	23,808
Poway Redevelopment Agency Tax Allocation Revenue RB Series A
5.00%, 06/15/22		25	30,422
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22		65	79,483
San Jose Financing Authority RB
Series A
5.00%, 06/01/22		40	48,579
San Juan Unified School District GO
0.00%, 08/01/22	(AGM)	25	22,316
San Mateo County Community College District GO
4.00%, 09/01/22		30	35,299
Series A
0.00%, 09/01/22	(NPFGC)	75	68,206
Santa Monica Community College District GO
Series E
0.00%, 08/01/22		50	45,041
Sierra Joint Community College District School Facilities District No. 2 GO
Series B
0.00%, 08/01/22	(NPFGC)	50	44,493

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
State of California Department of Water Resources Power Supply Revenue RB
Series O
5.00%, 05/01/22	$80	$97,721
State of California Department of Water Resources RB
Series AS
5.00%, 12/01/22	25	31,074
State of California GO
4.00%, 02/01/22	30	34,608
5.00%, 03/01/22	25	30,287
5.00%, 05/01/22	165	200,694
5.00%, 08/01/22	30	36,703
5.00%, 09/01/22	255	312,574
5.00%, 10/01/22	180	221,062
5.25%, 09/01/22	65	80,662
5.25%, 10/01/22	60	74,609
University of California RB
4.00%, 05/15/22	20	23,290
Series G
5.00%, 05/15/22	40	49,038
Ventura County Community College District GO
Series C
0.00%, 08/01/22	50	44,631

		2,989,584
COLORADO — 0.98%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/22	35	42,292
City & County of Denver CO GO
0.00%, 01/29/22	20	18,305
City & County of Denver Co. Airport System Revenue RB
Series B
5.00%, 11/15/22	125	152,077
University of Colorado RB
5.00%, 06/01/22	35	42,885

		255,559
CONNECTICUT — 1.48%
State of Connecticut GO
Series A
4.00%, 03/01/22	50	56,571
5.00%, 10/15/22	125	150,032

Security	Principal (000s)	Value
Series C
5.00%, 06/15/22	$90	$107,392
Series D
5.00%, 06/15/22	20	23,865
Series E
5.00%, 08/15/22	10	11,968
State of Connecticut Special Tax Revenue RB
Series B
5.00%, 08/01/22	30	36,482

		386,310
DELAWARE — 0.44%
Delaware Transportation Authority RB
5.00%, 06/01/22	50	60,349
5.00%, 07/01/22	45	54,979

		115,328
DISTRICT OF COLUMBIA — 0.81%
District of Columbia GO
Series A
5.00%, 06/01/22	10	12,194
District of Columbia RB
Series C
4.00%, 12/01/22	25	29,107
5.00%, 12/01/22	30	37,003
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/22	40	49,014
Series C
5.00%, 10/01/22	50	61,268
Metropolitan Washington Airports Authority RB
Series C
5.00%, 10/01/22	20	24,407

		212,993
FLORIDA — 11.42%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/22	30	36,454
Broward Country FL Water & Sewer Utility Revenue RB
5.00%, 10/01/22	65	79,604

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Central Florida Expressway Authority RB
5.00%, 07/01/22	$85	$102,922
Series B
5.00%, 07/01/22	35	42,449
Citizens Property Insurance Corp. RB
Series A-1
5.00%, 06/01/22	35	41,896
City of Jacksonville FL RB
5.00%, 10/01/22	75	91,145
Series A
4.00%, 10/01/22	50	57,833
Series C
5.00%, 10/01/22	100	121,522
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	15	18,308
City of Tampa FL RB
5.00%, 10/01/22	70	85,018
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/22	35	42,640
Series Q-1
5.00%, 10/01/22	25	30,457
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/22	(AGM)	50	60,667
County of Miami-Dade FL Aviation Revenue RB
Series B
5.00%, 10/01/22	100	121,198
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	40	48,211
County of Miami-Dade FL Water & Sewer System Revenue RB
Series B
5.25%, 10/01/22	(AGM)	80	98,854
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/22	30	36,014

Security	Principal (000s)	Value
County of Orange FL Tourist Development Tax Revenue RB
5.00%, 10/01/22	$70	$84,982
County of Palm Beach FL RB
5.00%, 06/01/22	50	61,066
5.00%, 11/01/22	45	55,118
Series A
5.00%, 11/01/22	25	30,831
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	35,121
County of Pasco FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/22	30	36,657
County of Sarasota FL RB
5.00%, 10/01/22	45	55,040
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/22	75	91,358
Florida Department of Management Services COP
Series A
5.00%, 08/01/22	20	24,321
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/22	10	12,065
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/22	120	146,133
Jacksonville Transportation Authority RB
5.00%, 08/01/22	50	60,803
JEA Electric System Revenue RB
Series A
5.00%, 10/01/22	115	140,024
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/22	100	122,864
Miami-Dade County Educational Facilities Authority Revenue RB
5.25%, 04/01/22	65	77,837

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/22	$25	$30,156
Series B
5.00%, 07/01/22	15	17,981
Orlando Utilities Commission RB
Series A
5.00%, 10/01/22	65	79,693
Series C
4.00%, 10/01/22	25	29,116
5.00%, 10/01/22	55	67,433
Palm Beach County School District COP
Series B
5.00%, 08/01/22	70	84,755
Series D
5.00%, 08/01/22	65	78,701
Reedy Creek Improvement District GOL
Series B
4.00%, 06/01/22	25	28,714
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22	50	60,348
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22	35	41,954
School District of Broward County/FL COP
Series A
5.00%, 07/01/22	20	24,066
Series B
5.00%, 07/01/22	20	24,125
State of Florida GO
5.00%, 06/01/22	75	91,600
Series A
5.00%, 06/01/22	35	42,747
Volusia County School Board COP
Series A
5.00%, 08/01/22	115	139,425

		2,990,226

Security	Principal (000s)	Value
GEORGIA — 0.58%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	$30	$36,839
Municipal Electric Authority of Georgia RB
Series A
5.00%, 11/01/22	60	73,302
State of Georgia GO
Series C
4.00%, 09/01/22	35	40,972

		151,113
HAWAII — 1.28%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/22	50	60,757
Series A
5.00%, 07/01/22	20	24,223
City & County of Honolulu HI GO
Series A
5.00%, 11/01/22	25	30,761
Series B
5.00%, 10/01/22	25	30,703
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/22	20	24,329
State of Hawaii GO
Series EE
4.00%, 11/01/22	25	29,087
Series EF
5.00%, 11/01/22	25	30,708
Series EP
5.00%, 08/01/22	85	103,821

		334,389
ILLINOIS — 3.18%
Chicago O’Hare International Airport RB
5.00%, 01/01/22	10	11,932
Series B
5.00%, 01/01/22	100	119,081
Series D
5.00%, 01/01/22	40	47,632

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
Illinois Finance Authority RB
5.00%, 07/01/22		$25	$30,378
5.00%, 10/01/22		25	30,130
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/22		55	66,927
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/22		45	37,165
0.00%, 06/15/22	(NPFGC)	45	49,676
Regional Transportation Authority RB
Series A
5.50%, 07/01/22	(NPFGC)	55	67,960
State of Illinois GO
0.00%, 08/01/22		60	50,525
5.00%, 02/01/22		25	27,945
5.00%, 03/01/22		50	55,940
5.00%, 05/01/22		20	22,413
Series A
4.00%, 01/01/22		50	53,233
State of Illinois RB
5.00%, 06/15/22		135	161,357

			832,294
INDIANA — 1.24%
Indiana Finance Authority RB
5.00%, 12/01/22		50	61,076
Series A
5.00%, 10/01/22		155	188,069
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 01/01/22	(NPFGC)	25	30,146
Series E
0.00%, 02/01/22		50	44,957

			324,248
IOWA — 0.48%
City of Des Moines IA GO
Series E
5.00%, 06/01/22		55	66,921
Iowa State Board of Regents RB
4.00%, 09/01/22		50	57,913

			124,834

Security	Principal (000s)	Value
LOUISIANA — 1.30%
East Baton Rouge Sewerage Commission RB
Series B
5.00%, 02/01/22	$10	$12,020
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22	50	60,200
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22	20	23,845
State of Louisiana Gasoline & Fuels Tax Revenue RB
4.00%, 05/01/22	30	34,478
State of Louisiana GO
Series A
5.00%, 08/01/22	100	119,815
Series B
5.00%, 08/01/22	50	59,907
State of Louisiana RB
Series A
5.00%, 06/15/22	25	30,201

		340,466
MAINE — 0.75%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/22	25	30,407
Series B
5.00%, 11/01/22	30	36,745
Series C
5.00%, 11/01/22	70	85,543
Maine Turnpike Authority RB
5.00%, 07/01/22	35	42,669

		195,364
MARYLAND — 2.12%
City of Baltimore MD RB
Series A
5.00%, 07/01/22	115	139,892
County of Anne Arundel MD GOL
5.00%, 04/01/22	55	67,222
County of Baltimore MD COP
5.00%, 10/01/22	60	72,985

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
County of Baltimore MD GO
Series B
5.00%, 08/01/22		$35	$43,096
County of Baltimore MD RB
4.00%, 09/01/22		30	35,119
5.00%, 07/01/22		40	48,658
State of Maryland GO
Series B
5.00%, 08/01/22		100	123,133
Series C
5.00%, 08/01/22		20	24,627

			554,732
MASSACHUSETTS — 1.41%
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/22		50	63,453
Commonwealth of Massachusetts GOL
Series C
5.00%, 08/01/22		130	159,552
Massachusetts Bay Transportation Authority RB
Series B
5.25%, 07/01/22		50	61,962
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22		50	61,499
Massachusetts Department of Transportation RB
Series C
0.00%, 01/01/22	(NPFGC)	25	22,839

			369,305
MICHIGAN — 1.12%
Michigan State Building Authority RB
5.00%, 10/15/22		45	54,804
Michigan State University RB
Series A
5.00%, 08/15/22		70	85,481
State of Michigan GO
Series A
5.00%, 12/01/22		50	61,636
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22		75	92,151

			294,072

Security	Principal (000s)	Value
MINNESOTA — 1.11%
Minnesota Municipal Power Agency RB
Series A
5.00%, 10/01/22	$25	$30,181
Southern Minnesota Municipal Power Agency RB
0.00%, 01/01/22	50	45,193
State of Minnesota GO
Series B
5.00%, 08/01/22	100	122,986
State of Minnesota RB
Series A
5.00%, 06/01/22	75	91,256

		289,616
MISSISSIPPI — 0.36%
Mississippi Development Bank SO
5.00%, 01/01/22	35	41,910
State of Mississippi GO
Series F
4.00%, 11/01/22	45	52,296

		94,206
MISSOURI — 0.49%
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	25	28,857
University of Missouri RB
Series A
5.00%, 11/01/22	80	98,828

		127,685
MONTANA — 0.46%
Montana Department of Transportation RB
5.00%, 06/01/22	100	120,279

		120,279
NEBRASKA — 1.39%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/22	20	24,461
City of Omaha NE GO
Series B
5.00%, 11/15/22	110	135,272

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Nebraska Public Power District RB
Series A
5.00%, 01/01/22	$70	$83,905
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/22	70	84,272
Omaha Public Power District RB
Series AA
5.00%, 02/01/22	30	36,177

364,087
NEVADA — 1.82%
Clark County School District GOL
Series B
5.00%, 06/15/22	50	60,523
County of Clark NV GOL
5.00%, 11/01/22	65	79,659
County of Clark NV RB
5.00%, 07/01/22	105	127,208
State of Nevada GOL
5.00%, 03/01/22	45	54,432
Series B
4.00%, 08/01/22	25	29,006
Series C
5.00%, 08/01/22	45	54,964
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	40	46,708
5.00%, 12/01/22	20	24,612

477,112
NEW JERSEY — 0.85%
New Jersey Economic Development Authority RB
Series II
5.00%, 03/01/22	30	33,211
Series NN
5.00%, 03/01/22	105	116,239
New Jersey Transportation Trust Fund Authority RB
Series AA
5.00%, 06/15/22	15	16,687
5.00%, 06/15/22	(SAP)	25	27,812
State of New Jersey GO
5.25%, 08/01/22	25	29,742

223,691

Security	Principal (000s)	Value
NEW MEXICO — 0.40%
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/22	$35	$42,738
University of New Mexico (The) RB
Series C
5.00%, 06/01/22	50	60,707

		103,445
NEW YORK — 11.81%
City of New York NY GO
Series 1
5.00%, 08/01/22	130	158,508
Series A
5.00%, 08/01/22	75	91,447
Series E
5.00%, 08/01/22	25	30,482
5.25%, 08/01/22	215	265,364
Series H
5.00%, 08/01/22	140	170,701
County of Nassau NY GOL
Series B
5.00%, 04/01/22	55	65,296
Long Island Power Authority RB
5.00%, 09/01/22	55	66,511
Metropolitan Transportation Authority RB
5.00%, 11/15/22	25	30,433
5.25%, 11/15/22	35	43,149
Series B
5.00%, 11/15/22	25	30,433
Series C
5.00%, 11/15/22	60	73,039
Series D-1
5.00%, 11/01/22	65	79,072
Series F
5.00%, 11/15/22	100	121,732
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	70	82,657
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/22	75	91,311

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/22	$50	$57,974
5.00%, 02/01/22	95	114,784
Series A-1
5.00%, 08/01/22	40	48,879
Series C
5.00%, 11/01/22	25	30,714
New York City Water & Sewer System RB
Series DD
4.00%, 06/15/22	10	11,611
5.00%, 06/15/22	10	12,199
Series EE
4.00%, 06/15/22	20	23,222
New York Convention Center Development Corp. RB
5.00%, 11/15/22	25	30,518
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22	(SAW)	55	67,004
New York State Dormitory Authority RB
Series A
5.00%, 02/15/22	25	30,296
5.00%, 03/15/22	120	145,711
5.00%, 07/01/22	165	200,819
5.00%, 10/01/22	50	60,184
New York State Environmental Facilities Corp. RB
4.00%, 11/15/22	50	58,662
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/22	55	66,852
New York State Thruway Authority RB
Series A
5.00%, 03/15/22	50	60,713
Series I
5.00%, 01/01/22	35	42,144
Series K
4.00%, 01/01/22	80	91,209
New York State Urban Development Corp. RB
Series A-2
5.50%, 03/15/22	35	43,534

Security	Principal (000s)	Value
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/22	$25	$30,888
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/22	125	154,686
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/22	125	153,520
Series B-1
5.00%, 11/15/22	125	154,136

		3,090,394
NORTH CAROLINA — 2.24%
City of Charlotte NC COP
Series C
4.00%, 06/01/22	30	34,618
City of Raleigh NC GOL
Series A
4.00%, 10/01/22	20	23,226
County of Boncombe NC GOL
5.00%, 06/01/22	20	24,270
County of Forsyth NC GO
5.00%, 12/01/22	55	68,204
County of Mecklenburg NC RB
Series A
5.00%, 10/01/22	45	54,862
North Carolina Medical Care Commission RB
Series A
5.00%, 10/01/22	55	66,332
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/22	75	90,080
Series E
5.00%, 01/01/22	25	30,027
State of North Carolina RB
Series C
5.00%, 05/01/22	160	194,407

		586,026

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
OHIO — 4.03%
City of Cincinnati OH GO
Series A
4.00%, 12/01/22	$50	$58,180
City of Columbus OH GO
Series 1
5.00%, 07/01/22	10	12,271
Series A
5.00%, 08/15/22	50	61,517
City of Columbus OH GOL
4.00%, 07/01/22	30	34,954
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	45	54,103
5.00%, 12/01/22	25	30,716
Ohio Water Development Authority RB
5.50%, 12/01/22	60	75,851
Series A
5.00%, 06/01/22	35	42,793
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	150	185,548
Series 2015A
5.00%, 06/01/22	30	36,680
State of Ohio GO
Series A
5.00%, 09/01/22	50	61,494
5.00%, 09/15/22	105	128,821
Series B
5.00%, 08/01/22	160	195,750
Series C
4.25%, 09/15/22	25	29,477
State of Ohio RB
Series A
5.00%, 04/01/22	40	48,075

		1,056,230
OKLAHOMA — 0.26%
Grand River Dam Authority RB
4.00%, 06/01/22	10	11,451
Oklahoma Capital Improvement Authority RB
Series C
4.00%, 07/01/22	50	57,487

		68,938

Security		Principal (000s)	Value
OREGON — 1.01%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/22	(GTD, NPFGC)	$55	$50,063
Clackamas Community College District GO
Series B
0.00%, 06/15/22	(GTD)	25	22,756
Oregon State Lottery RB
Series B
5.00%, 04/01/22		35	42,598
Salem-Keizer School District No. 24J GO
Series B
0.00%, 06/15/22	(GTD)	130	117,717
State of Oregon GO
Series F
5.00%, 05/01/22		25	30,533

			263,667
PENNSYLVANIA — 1.24%
Commonwealth of Pennsylvania GO
5.00%, 07/01/22		20	23,910
First Series
5.00%, 06/15/22		45	53,748
Second Series
5.00%, 10/15/22		100	120,240
Pennsylvania Higher Educational Facilities Authority RB
Series A
4.00%, 12/01/22		30	34,888
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22		25	30,439
Series B
5.00%, 12/01/22		50	60,877

			324,102
RHODE ISLAND — 0.23%
State of Rhode Island COP
Series A
5.00%, 10/01/22		50	60,192

			60,192

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
SOUTH CAROLINA — 2.18%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	$80	$98,121
City of Columbia SC Waterworks & Sewer System Revenue RB
4.00%, 02/01/22	85	97,901
Greenville County School District RB
5.00%, 12/01/22	75	91,474
Piedmont Municipal Power Agency RB
0.00%, 01/01/22	25	22,332
SCAGO Educational Facilities Corp. for Pickens School District RB
5.00%, 12/01/22	55	66,837
South Carolina State Public Service Authority RB
Series A
5.00%, 12/01/22	85	103,642
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/22	75	91,476

571,783
TENNESSEE — 0.79%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
Series D
5.00%, 10/01/22	20	24,549
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	30	36,672
Tennessee Energy Acquisition Corp. RB
Series C
5.00%, 02/01/22	30	35,136
Tennessee State School Bond Authority RB
5.00%, 11/01/22	90	110,676

207,033
TEXAS — 12.81%
Aldine Independent School District GO
5.00%, 02/15/22	(PSF)	15	18,123

Security	Principal (000s)	Value
Austin Community College District GOL
5.00%, 08/01/22	$25	$30,535
Birdville Independent School District GO
Series A
5.00%, 02/15/22	(PSF)	45	54,369
Central Texas Regional Mobility Authority RB
Series A
5.00%, 01/01/22	10	11,671
Central Texas Turnpike System RB
0.00%, 08/15/22	10	8,840
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/22	10	12,275
City of Austin TX GOL
4.50%, 09/01/22	40	47,925
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	20	24,503
Series A
5.00%, 11/15/22	50	61,258
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/22	15	18,009
City of Corpus Christi TX Utility System Revenue RB
Series C
5.00%, 07/15/22	25	30,022
City of Dallas TX GOL
5.00%, 02/15/22	165	199,365
City of El Paso TX GOL
5.00%, 08/15/22	70	85,158
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	15	18,144
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/22	20	24,165
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	50	60,105
City of Houston TX Airport System Revenue RB
5.00%, 07/01/22	25	29,928

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/22	$25	$30,664
Series C
5.00%, 05/15/22	125	151,451
City of Houston TX GOL
Series A
5.00%, 03/01/22	115	137,245
City of Houston TX RB
5.00%, 09/01/22	40	47,766
City of Lubbock TX GOL
5.00%, 02/15/22	40	48,331
City of San Antonio TX GOL
5.00%, 02/01/22	20	24,229
City of San Antonio TX Water System Revenue RB
5.00%, 05/15/22	25	30,290
City Public Service Board of San Antonio TX RB
5.00%, 02/01/22	60	72,428
Comal Independent School District GO
Series A
5.00%, 02/01/22	(PSF)	100	120,708
County of Fort Bend TX GO
5.00%, 03/01/22	35	41,987
County of Harris TX RB
Series B
5.00%, 08/15/22	65	79,375
County of Tarrant TX GOL
5.00%, 07/15/22	35	42,777
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/22	45	55,377
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/22	25	30,398
Series F
5.00%, 11/01/22	25	30,398
Deer Park Independent School District GOL
5.00%, 02/15/22	20	24,164

Security		Principal (000s)	Value
Eagle Mountain & Saginaw Independent School District GO
Series A
5.00%, 08/15/22	(PSF)	$75	$91,384
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22		35	42,659
Houston Community College System GOL
5.00%, 02/15/22		20	24,141
Katy Independent School District GO
4.00%, 02/15/22		10	11,569
Leander Independent School District GO
Series A
0.00%, 08/15/22		100	91,374
Lone Star College System GOL
Series B
5.00%, 02/15/22		30	36,239
Lower Colorado River Authority RB
5.00%, 05/15/22		125	150,004
Metropolitan Transit Authority of Harris County RB
Series B
5.00%, 11/01/22		70	85,787
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22		20	24,312
North East Independent School District/TX GO
5.25%, 02/01/22	(PSF)	35	42,889
North Texas Municipal Water District RB
5.00%, 09/01/22		75	91,780
6.25%, 06/01/22		60	77,099
North Texas Tollway Authority RB
Series A
5.00%, 01/01/22		45	53,613
Northside Independent School District GO
5.00%, 06/15/22		45	54,790
Pflugerville Independent School District GO
5.00%, 02/15/22	(PSF)	25	30,205

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Principal (000s)	Value
Plano Independent School District GO
Series A
5.00%, 02/15/22	(PSF)	$35	$42,287
San Antonio Independent School District/TX GO
5.00%, 02/15/22	(PSF)	45	54,572
San Jacinto College District GOL
5.00%, 02/15/22	50	59,887
State of Texas GO
5.00%, 04/01/22	20	24,329
5.00%, 10/01/22	60	73,854
Series A
5.00%, 10/01/22	75	92,317
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	35	42,587
5.00%, 12/01/22	10	12,194
Texas A&M University RB
Series B
5.00%, 05/15/22	20	24,401
Series D
5.00%, 05/15/22	50	61,003
Texas State University System RB
Series A
5.00%, 03/15/22	30	36,246
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	20	24,618
Series A
5.00%, 04/01/22	30	36,493
University of North Texas RB
5.00%, 04/15/22	20	24,046
University of Texas System (The) RB
5.00%, 08/15/22	65	79,662
Series A
5.00%, 08/15/22	45	55,242

3,353,566
UTAH — 0.72%
Central Utah Water Conservancy District RB
Series B
5.00%, 10/01/22	20	24,301
Provo School District GO
5.00%, 06/15/22	20	24,396

Security	Principal (000s)	Value
State of Utah GO
5.00%, 07/01/22	$35	$43,042
University of Utah (The) RB
Series B
5.00%, 08/01/22	20	24,429
Utah State Building Ownership Authority RB
5.00%, 05/15/22	15	18,233
Utah Transit Authority RB
5.00%, 06/15/22	20	24,196
Series A
5.25%, 06/15/22	25	30,813

189,410
VIRGINIA — 2.83%
City of Alexandria VA GO
Series B
5.00%, 06/15/22	50	61,295
City of Richmond VA GO
Series A
5.00%, 03/01/22	75	91,049
County of Fairfax VA GO
5.00%, 10/01/22	105	129,755
Virginia College Building Authority RB
5.00%, 02/01/22	50	60,356
Series 2
5.00%, 09/01/22	85	104,017
Series D
5.00%, 02/01/22	20	24,143
Virginia Public Building Authority RB
5.00%, 08/01/22	45	54,964
Virginia Public School Authority RB
5.00%, 08/01/22	(SAW)	25	30,536
Virginia Resources Authority RB
5.00%, 11/01/22	105	129,465
Series A
5.00%, 11/01/22	45	55,485

741,065
WASHINGTON — 5.55%
Central Washington University RB
5.00%, 05/01/22	50	59,636
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 05/01/22	40	48,576

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security		Principal (000s)	Value
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22		$35	$42,831
City of Seattle WA Water System Revenue RB
5.00%, 09/01/22		25	30,645
City of Tacoma WA Electric System Revenue
5.00%, 01/01/22		25	29,951
Clark County School District No. 119 Battleground GO
4.00%, 12/01/22	(GTD)	40	46,407
County of King WA GOL
4.00%, 12/01/22		20	23,327
5.00%, 01/01/22		25	30,087
5.25%, 01/01/22		40	48,685
County of King WA Sewer Revenue RB
5.00%, 07/01/22		50	60,955
Energy Northwest RB
5.00%, 07/01/22		155	188,960
King County School District No. 405 Bellevue GO
5.00%, 12/01/22		75	92,668
King County School District No. 414 Lake Washington GO
5.00%, 12/01/22	(GTD)	25	30,623
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/22	(GTD)	25	30,729
Port of Seattle WA RB
Series A
5.00%, 08/01/22		55	66,856
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/22		50	61,220
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/22	(GTD)	100	122,564
State of Washington COP
Series B
4.00%, 07/01/22		15	17,246
State of Washington GO
5.00%, 07/01/22		140	170,674
Series C
0.00%, 06/01/22	(AMBAC)	55	49,736

Security	Principal (000s)	Value
State of Washington RB
5.00%, 09/01/22	$135	$163,374
Washington State University RB
5.00%, 10/01/22	30	36,452

		1,452,202
WEST VIRGINIA — 0.09%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/22	20	24,283

		24,283
WISCONSIN — 2.58%
City of Milwaukee WI GO
Series N2
5.00%, 05/15/22	75	90,774
City of Milwaukee WI Sewerage System Revenue RB
Series S5
5.00%, 06/01/22	15	18,144
Milwaukee County Metropolitan Sewer District GO
Series A
4.00%, 10/01/22	25	29,016
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
4.00%, 06/01/22	75	86,877
State of Wisconsin GO
5.00%, 05/01/22	60	73,135
Series 3
5.00%, 11/01/22	60	73,994
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22	75	91,582
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	65	77,882
Series C
5.00%, 08/15/22	40	48,383
WPPI Energy RB
Series A
5.00%, 07/01/22	70	84,943

		674,730

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $25,288,711)		25,656,662

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.19%[a,b]	84	$83,719

		83,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,719)		83,719

TOTAL INVESTMENTS IN SECURITIES — 98.34%
(Cost: $25,372,430)		25,740,381
Other Assets, Less Liabilities — 1.66%		435,798

NET ASSETS — 100.00%		$26,176,179

COP — Certificates of Participation

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

SO — Special Obligation

TA — Tax Obligation

Insured by:

AMBAC — Ambac Assurance Corp.

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2016

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$30,136,969	$25,288,711
Affiliated (Note 2)	84,716	83,719

Total cost of investments	$30,221,685	$25,372,430

Investments in securities, at fair value (Note 1):
Unaffiliated	$30,573,422	$25,656,662
Affiliated (Note 2)	84,716	83,719

Total fair value of investments	30,658,138	25,740,381
Receivables:
Interest	352,540	278,426
Capital shares sold	1,295,915	3,924,392

Total Assets	32,306,593	29,943,199

LIABILITIES
Payables:
Investment securities purchased	1,171,681	3,763,890
Investment advisory fees (Note 2)	4,261	3,130

Total Liabilities	1,175,942	3,767,020

NET ASSETS	$31,130,651	$26,176,179

Net assets consist of:
Paid-in capital	$30,673,116	$25,795,605
Undistributed net investment income	21,082	12,623
Net unrealized appreciation	436,453	367,951

NET ASSETS	$31,130,651	$26,176,179

Shares outstanding[a]	1,200,000	1,000,000

Net asset value per share	$25.94	$26.18

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2016

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$31	$25
Interest — unaffiliated	153,649	107,901

Total investment income	153,680	107,926

EXPENSES
Investment advisory fees (Note 2)	29,009	18,413

Total expenses	29,009	18,413
Less investment advisory fees waived (Note 2)	(11,643)	(7,388)

Net expenses	17,366	11,025

Net investment income	136,314	96,901

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation	330,016	279,916

Net realized and unrealized gain	330,016	279,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$466,330	$376,817

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Dec 2021 Term Muni Bond ETF		iShares iBonds Dec 2022 Term Muni Bond ETF
	Six months ended April 30, 2016 (Unaudited)	Period from September 1, 2015[a] to October 31, 2015	Six months ended April 30, 2016 (Unaudited)	Period from September 1, 2015[a] to October 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$136,314	$14,624	$96,901	$12,617
Net change in unrealized appreciation/depreciation	330,016	106,437	279,916	88,035

Net increase in net assets resulting from operations	466,330	121,061	376,817	100,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(115,232)	(14,624)	(84,278)	(12,617)
Return of capital	—	(3,512)	—	(794)

Total distributions to shareholders	(115,232)	(18,136)	(84,278)	(13,411)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,139,137	7,537,491	20,792,149	5,004,250

Net increase in net assets from capital share transactions	23,139,137	7,537,491	20,792,149	5,004,250

INCREASE IN NET ASSETS	23,490,235	7,640,416	21,084,688	5,091,491

NET ASSETS
Beginning of period	7,640,416	—	5,091,491	—

End of period	$31,130,651	$7,640,416	$26,176,179	$5,091,491

Undistributed net investment income included in net assets at end of period	$21,082	$—	$12,623	$—

SHARES ISSUED
Shares sold	900,000	300,000	800,000	200,000

Net increase in shares outstanding	900,000	300,000	800,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2021 Term Muni Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.47	$25.00

Income from investment operations:
Net investment income[b]	0.18	0.06
Net realized and unrealized gain[c]	0.45	0.47

Total from investment operations	0.63	0.53

Less distributions from:
Net investment income	(0.16)	(0.05)
Return of capital	—	(0.01)

Total distributions	(0.16)	(0.06)

Net asset value, end of period	$25.94	$25.47

Total return	2.50%[d]	2.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,131	$7,640
Ratio of expenses to average net assets[e]	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.41%	1.55%
Portfolio turnover rate[f]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2022 Term Muni Bond ETF

	Six months ended Apr. 30, 2016 (Unaudited)	Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.46	$25.00

Income from investment operations:
Net investment income[b]	0.20	0.07
Net realized and unrealized gain[c]	0.71	0.46

Total from investment operations	0.91	0.53

Less distributions from:
Net investment income	(0.19)	(0.07)
Return of capital	—	(0.00)[d]

Total distributions	(0.19)	(0.07)

Net asset value, end of period	$26.18	$25.46

Total return	3.51%[e]	2.11%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,176	$5,091
Ratio of expenses to average net assets[f]	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[f]	0.30%	0.30%
Ratio of net investment income to average net assets[f]	1.58%	1.77%
Portfolio turnover rate[g]	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Muni Bond[a]	Non-diversified
iBonds Dec 2022 Term Muni Bond[b]	Non-diversified

[a]	Formerly the iShares iBonds Dec 2021 AMT-Free Muni Bond ETF.
[b]	Formerly the iShares iBonds Dec 2022 AMT-Free Muni Bond ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBonds Dec 2021 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$30,573,422	$—	$30,573,422
Money Market Funds	84,716	—	—	84,716

Total	$84,716	$30,573,422	$—	$30,658,138

iBonds Dec 2022 Term Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$25,656,662	$—	$25,656,662
Money Market Funds	83,719	—	—	83,719

Total	$83,719	$25,656,662	$—	$25,740,381

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund. The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in order to limit total annual operating expenses after fee waiver to 0.18% of the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2016 were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Muni Bond	$22,961,938	$23,810
iBonds Dec 2022 Term Muni Bond	20,515,321	—

There were no in-kind transactions (see Note 4) for the six months ended April 30, 2016.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2021 Term Muni Bond	$30,221,685	$449,407	$(12,954)	$436,453
iBonds Dec 2022 Term Muni Bond	25,372,430	381,120	(13,169)	367,951

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Dec 2021 Term Muni Bond	$0.154514	$—	$0.009259	$0.163773	94%	—%	6%	100%
iBonds Dec 2022 Term Muni Bond	0.174491	—	0.016400	0.190891	91	—	9	100

SUPPLEMENTAL INFORMATION	51

Notes:

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1015-0416

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	June 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 29, 2016